UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® Intermediate Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	41.7%
AAA	9.1%
AA	1.8%
A	10.1%
BBB	31.1%
BB and Below	4.3%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 29, 2020 *
Corporate Bonds	43.3%
U.S. Government and U.S. Government Agency Obligations	41.7%
Asset-Backed Securities	4.6%
CMOs and Other Mortgage Related Securities	7.6%
Municipal Bonds	0.2%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 7.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.3%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.8% 2/17/21	$7,750	$7,814
3% 6/30/22	2,110	2,177
3.4% 5/15/25	4,920	5,249
3.6% 2/17/23	5,410	5,698
SBA Tower Trust 3.156% 10/8/20 (a)	4,730	4,745
Verizon Communications, Inc.:
2.946% 3/15/22	2,884	2,975
3.125% 3/16/22	5,300	5,500
5.15% 9/15/23	3,547	3,995
		38,153
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,333
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	4,556	4,581
4.464% 7/23/22	6,000	6,367
4.908% 7/23/25	4,820	5,401
Comcast Corp. 3.95% 10/15/25	3,064	3,429
		19,778

TOTAL COMMUNICATION SERVICES		60,264

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.1%
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,909
2.85% 1/6/22 (a)	3,657	3,733
General Motors Financial Co., Inc.:
2.65% 4/13/20	4,423	4,426
3.25% 1/5/23	5,500	5,668
4.15% 6/19/23	6,023	6,390
4.35% 4/9/25	6,000	6,421
		32,547
Household Durables - 0.3%
Lennar Corp. 2.95% 11/29/20	6,000	5,993
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,807
		10,800
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,358	2,426
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,200	7,912
Specialty Retail - 0.1%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,428

TOTAL CONSUMER DISCRETIONARY		57,113

CONSUMER STAPLES - 2.2%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	6,446	6,770
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	2,876	3,200
Molson Coors Beverage Co.:
3% 7/15/26	5,500	5,750
3.5% 5/1/22	4,144	4,310
		20,030
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,802
Food Products - 0.3%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,132
General Mills, Inc. 3.7% 10/17/23	5,017	5,391
		9,523
Tobacco - 1.1%
Altria Group, Inc.:
3.8% 2/14/24	2,534	2,721
4.8% 2/14/29	6,750	7,722
BAT Capital Corp. 3.222% 8/15/24	3,000	3,150
BAT International Finance PLC 3.5% 6/15/22 (a)	2,000	2,075
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,573
3.75% 7/21/22 (a)	4,789	5,004
Reynolds American, Inc. 4% 6/12/22	2,191	2,301
		31,546

TOTAL CONSUMER STAPLES		63,901

ENERGY - 4.7%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,085
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,268
3.9% 2/1/25	3,400	3,694
Cenovus Energy, Inc. 3.8% 9/15/23	10,231	10,833
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,123
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,514
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,435
Energy Transfer Partners LP:
2.9% 5/15/25	6,000	6,120
3.6% 2/1/23	3,281	3,399
4.2% 9/15/23	1,661	1,779
4.5% 4/15/24	650	704
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,576
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	3,022	3,160
3.95% 9/1/22	775	812
MPLX LP:
3.375% 3/15/23	5,069	5,303
4% 2/15/25	500	535
4.5% 7/15/23	990	1,069
Newfield Exploration Co. 5.625% 7/1/24	1,986	2,161
Occidental Petroleum Corp.:
2.7% 8/15/22	648	660
2.9% 8/15/24	2,142	2,171
3.2% 8/15/26	288	293
3.5% 8/15/29	907	915
4.85% 3/15/21	5,787	5,939
Petrobras Global Finance BV 5.299% 1/27/25	7,000	7,637
Petroleos Mexicanos 6.49% 1/23/27 (a)	8,770	9,187
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,300
3.85% 10/15/23	2,649	2,759
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,200
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,047
4.55% 6/24/24	4,547	4,982
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	2,073	2,065
3.1% 2/1/25	3,339	3,337
5.375% 6/1/21	7,300	7,522
Williams Partners LP:
3.6% 3/15/22	6,470	6,677
4.3% 3/4/24	4,990	5,403
		132,579

TOTAL ENERGY		137,664

FINANCIALS - 18.4%
Banks - 8.9%
Bank of America Corp.:
3.004% 12/20/23 (b)	6,528	6,765
3.864% 7/23/24 (b)	5,000	5,350
3.974% 2/7/30 (b)	6,800	7,709
4.2% 8/26/24	8,640	9,485
4.25% 10/22/26	3,412	3,809
4.45% 3/3/26	3,485	3,934
Bank of Nova Scotia 4.5% 12/16/25	6,400	7,231
Barclays PLC:
3.25% 1/12/21	3,509	3,558
3.932% 5/7/25 (b)	4,030	4,286
Capital One NA 2.15% 9/6/22	1,811	1,829
CIT Group, Inc. 4.75% 2/16/24	5,000	5,313
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,367
2.7% 10/27/22	11,000	11,322
2.75% 4/25/22	4,500	4,603
2.9% 12/8/21	4,703	4,799
4.6% 3/9/26	3,280	3,712
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,347
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,178
First Horizon National Corp. 3.5% 12/15/20	7,958	8,062
HSBC Holdings PLC:
3.262% 3/13/23 (b)	4,790	4,925
4% 3/30/22	3,778	3,950
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,846
3.15% 3/14/21	4,700	4,761
7% 12/15/20	1,204	1,252
ING Groep NV 3.15% 3/29/22	4,500	4,639
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	4,600	4,751
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,977
JPMorgan Chase & Co.:
3.514% 6/18/22 (b)	9,500	9,733
3.797% 7/23/24 (b)	4,840	5,174
3.875% 9/10/24	5,168	5,597
4.125% 12/15/26	5,070	5,705
4.5% 1/24/22	4,210	4,436
KeyCorp 5.1% 3/24/21	4,303	4,458
Lloyds Banking Group PLC 2.438% 2/5/26 (b)	2,666	2,715
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,896
2.193% 2/25/25	7,140	7,216
3.455% 3/2/23	6,000	6,311
Regions Financial Corp.:
2.75% 8/14/22	5,593	5,743
3.8% 8/14/23	2,053	2,210
Royal Bank of Scotland Group PLC:
4.519% 6/25/24 (b)	6,878	7,392
5.125% 5/28/24	5,130	5,616
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	5,000	5,238
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,093
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,722
Synovus Bank 2.289% 2/10/23 (b)	1,645	1,664
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,636
Wells Fargo & Co.:
2.164% 2/11/26 (b)	4,300	4,352
3.75% 1/24/24	5,350	5,753
4.3% 7/22/27	9,780	11,005
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	1,968
		260,393
Capital Markets - 2.4%
Credit Suisse Group AG 4.207% 6/12/24 (a)(b)	10,000	10,734
Deutsche Bank AG New York Branch 3.15% 1/22/21	8,913	8,994
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,196	6,319
3% 4/26/22	4,000	4,059
3.2% 2/23/23	13,500	14,117
Moody's Corp. 2.75% 12/15/21	1,959	2,006
Morgan Stanley:
3.125% 1/23/23	5,609	5,853
3.737% 4/24/24 (b)	5,698	6,052
3.875% 1/27/26	4,600	5,087
4.875% 11/1/22	3,010	3,257
5.75% 1/25/21	4,378	4,534
		71,012
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,990
3.5% 5/26/22	1,109	1,140
4.125% 7/3/23	2,092	2,224
4.45% 12/16/21	1,512	1,575
Ally Financial, Inc.:
4.25% 4/15/21	7,800	7,966
5.125% 9/30/24	6,301	6,980
Capital One Financial Corp.:
3.2% 1/30/23	6,000	6,230
3.9% 1/29/24	4,480	4,796
Discover Financial Services:
3.85% 11/21/22	196	207
4.5% 1/30/26	2,428	2,704
5.2% 4/27/22	5,287	5,694
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,332
3.336% 3/18/21	7,800	7,869
3.339% 3/28/22	2,657	2,685
4.14% 2/15/23	5,500	5,659
4.25% 9/20/22	4,080	4,199
GE Capital International Funding Co. 2.342% 11/15/20	5,430	5,445
Hyundai Capital America 3% 10/30/20 (a)	6,329	6,383
Synchrony Financial:
2.85% 7/25/22	726	742
3.75% 8/15/21	4,450	4,566
4.25% 8/15/24	5,000	5,375
4.375% 3/19/24	6,708	7,229
		98,990
Diversified Financial Services - 0.9%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	5,800	6,522
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,170
3.875% 8/15/22	9,128	9,599
4.125% 6/15/26	1,347	1,493
Capital One Bank U.S.A. NA 2.28% 1/28/26 (b)	5,690	5,789
		26,573
Insurance - 2.8%
AIA Group Ltd. 3.9% 4/6/28 (a)	8,500	9,545
American International Group, Inc.:
4.2% 4/1/28	7,000	7,930
4.875% 6/1/22	6,517	6,944
Aon PLC 3.875% 12/15/25	6,215	6,905
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,647
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,631
4.8% 7/15/21	4,925	5,113
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	7,982
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,622
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	3,054
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,681
Unum Group:
4% 3/15/24	3,330	3,611
5.625% 9/15/20	5,021	5,127
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,320
		81,112

TOTAL FINANCIALS		538,080

HEALTH CARE - 3.1%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22 (a)	6,860	6,975
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,290
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22	597	611
Anthem, Inc. 3.35% 12/1/24	4,000	4,256
Centene Corp. 4.75% 1/15/25 (a)	2,115	2,169
Cigna Corp.:
3.75% 7/15/23	2,423	2,579
4.375% 10/15/28	8,024	9,126
4.75% 11/15/21 (a)	2,329	2,447
CVS Health Corp.:
4.1% 3/25/25	5,945	6,515
4.3% 3/25/28	5,860	6,558
UnitedHealth Group, Inc.:
2.75% 2/15/23	684	708
3.35% 7/15/22	1,155	1,208
		36,177
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.:
2.875% 8/15/20 (a)	3,000	3,018
2.9% 7/26/24 (a)	6,730	7,091
3.2% 6/15/26 (a)	6,805	7,428
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	501	525
5.022% 8/28/23 (b)	641	687
Mylan NV 4.55% 4/15/28	9,726	10,925
Perrigo Finance PLC:
3.5% 3/15/21	2,617	2,659
3.5% 12/15/21	351	359
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	8,140
Zoetis, Inc. 3.25% 2/1/23	1,553	1,630
		42,462

TOTAL HEALTH CARE		89,904

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,301
3.8% 10/7/24 (a)	2,162	2,358
		8,659
Airlines - 0.8%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,632	5,846
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,542
3.8% 4/19/23	2,800	2,913
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,217	4,327
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	4,892	5,165
		23,793
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27 (a)	3,761	3,827
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	3,340	3,413
Roper Technologies, Inc. 3% 12/15/20	3,140	3,168
		6,581
Machinery - 0.3%
Fortive Corp. 2.35% 6/15/21	2,288	2,312
Otis Worldwide Corp. 2.056% 4/5/25 (a)	7,190	7,306
		9,618
Road & Rail - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	7,113
3.625% 5/1/22 (a)	787	806
3.95% 7/1/24 (a)	1,046	1,088
		9,007
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.625% 7/1/22	3,000	3,038
3.375% 6/1/21	4,710	4,809
4.25% 2/1/24	2,956	3,186
4.75% 3/1/20	2,913	2,913
		13,946

TOTAL INDUSTRIALS		75,431

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.2% 4/1/24	1,056	1,122
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,430	9,713
5.45% 6/15/23 (a)	3,000	3,302
		14,137
IT Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,255	1,291
4.25% 6/9/23	5,500	5,911
		7,202
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 4.185% 2/15/27	6,550	7,012

TOTAL INFORMATION TECHNOLOGY		28,351

MATERIALS - 0.7%
Chemicals - 0.4%
LYB International Finance II BV 3.5% 3/2/27	3,160	3,429
The Mosaic Co.:
3.25% 11/15/22	1,917	1,993
4.25% 11/15/23	5,095	5,462
		10,884
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,641

TOTAL MATERIALS		20,525

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,201
3.85% 2/1/23	3,900	4,143
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,305
5% 7/1/25	1,529	1,709
Duke Realty LP 3.625% 4/15/23	1,976	2,094
Equity One, Inc. 3.75% 11/15/22	8,200	8,641
HCP, Inc. 4.25% 11/15/23	5,100	5,551
Hudson Pacific Properties LP 4.65% 4/1/29	3,861	4,503
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,128
3.4% 11/1/22	2,493	2,614
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,259
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,294
4.5% 1/15/25	1,111	1,211
4.5% 4/1/27	3,298	3,673
4.95% 4/1/24	1,104	1,226
5.25% 1/15/26	3,160	3,627
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,442
4.25% 2/1/26	2,246	2,462
4.625% 7/15/22	2,122	2,260
Ventas Realty LP:
2.65% 1/15/25	3,986	4,146
3% 1/15/30	2,083	2,166
3.125% 6/15/23	885	927
3.5% 4/15/24	2,379	2,544
4% 3/1/28	1,168	1,301
Welltower, Inc. 3.625% 3/15/24	2,553	2,749
WP Carey, Inc.:
3.85% 7/15/29	633	707
4.6% 4/1/24	5,173	5,656
		80,539
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,672
4.1% 10/1/24	377	412
Digital Realty Trust LP 3.95% 7/1/22	4,592	4,817
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,272
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,825
Washington Prime Group LP 3.85% 4/1/20	4,940	4,940
		18,938

TOTAL REAL ESTATE		99,477

UTILITIES - 3.3%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,756
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,597
Duke Energy Corp. 1.8% 9/1/21	1,793	1,803
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	378
Edison International 2.95% 3/15/23	1,206	1,235
Eversource Energy 2.8% 5/1/23	4,679	4,862
FirstEnergy Corp. 2.05% 3/1/25	3,242	3,287
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,291
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,857
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,489
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,037
Southern Co. 2.35% 7/1/21	7,954	8,009
Tampa Electric Co. 5.4% 5/15/21	1,635	1,713
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,711
Wisconsin Electric Power Co. 2.95% 9/15/21	768	783
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,745
		50,572
Gas Utilities - 0.3%
Dominion Gas Holdings LLC:
2.5% 11/15/24	1,168	1,204
3% 11/15/29	5,500	5,750
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,363
		8,317
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	806	819
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	6,000	6,505
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,657
Dominion Energy, Inc. 2.715% 8/15/21	4,237	4,305
NiSource, Inc.:
2.65% 11/17/22	5,299	5,424
2.95% 9/1/29	4,000	4,193
3.65% 6/15/23	6,894	7,281
Sempra Energy 2.875% 10/1/22	1,677	1,728
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	3,383	3,251
		37,344

TOTAL UTILITIES		97,052

TOTAL NONCONVERTIBLE BONDS
(Cost $1,206,103)		1,267,762

U.S. Government and Government Agency Obligations - 33.5%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	51,838	54,532
U.S. Treasury Obligations - 31.6%
U.S. Treasury Notes:
1.125% 2/28/27	$11,669	$11,730
1.375% 3/31/20	41,203	41,201
1.5% 1/31/27	214,933	221,431
1.75% 11/15/29	59,833	63,175
2.125% 6/30/22	33,593	34,544
2.125% 5/15/25 (d)	99,375	105,299
2.375% 8/15/24	261,019	277,539
3.125% 11/15/28	147,777	172,524

TOTAL U.S. TREASURY OBLIGATIONS		927,443

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $937,032)		981,975

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 2.8%
2.5% 10/1/31 to 1/1/33	8,449	8,769
3% 9/1/32 to 6/1/33	35,508	36,908
3.5% 9/1/34 to 10/1/34	13,998	14,838
4.5% 3/1/39 to 9/1/49	14,984	16,299
5.5% 11/1/34 to 6/1/36	2,278	2,592
6.5% 7/1/32 to 8/1/36	1,375	1,595
7% 8/1/25 to 2/1/32	6	7
7.5% 11/1/22 to 8/1/29	39	44

TOTAL FANNIE MAE		81,052

Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	3,836	4,378
7.5% 7/1/27 to 1/1/33	11	13

TOTAL FREDDIE MAC		4,391

Ginnie Mae - 0.2%
7% to 7% 1/15/28 to 11/15/32	1,082	1,247
4.5% 6/20/48	4,949	5,248

TOTAL GINNIE MAE		6,495

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $89,835)		91,938

Asset-Backed Securities - 4.6%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,922	$1,965
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,961	2,987
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	23,000	23,485
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,395	1,395
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.7518% 2/25/35 (b)(c)	892	890
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,847	2,928
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,338	2,361
Consumer Loan Underlying Bond Credit Trust Series 2019-P2 Class A, 2.47% 10/15/26 (a)	5,032	5,069
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	359	359
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	2,213	2,241
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,115	2,141
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,266	5,540
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,186
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	1,933	1,959
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,374	1,407
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,182
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,358
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,467	1,477
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,139	1,144
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,344	1,417
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,211	4,278
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 6.8768% 8/25/34 (b)(c)	186	190
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (b)(c)	216	216
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (b)(c)	665	668
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	4,483	4,588
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	2,788	2,788
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	2,999
3.168% 4/9/47 (a)	6,190	6,344
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,132	4,171
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	145	142
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,335	2,433
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	3,551	3,591
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,625	2,772
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	5,399	5,657
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	765	776
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	1,745	1,265
Verizon Owner Trust:
Series 2018-A Class B, 3.38% 4/20/23	6,700	6,945
Series 2019-C Class C, 2.16% 4/22/24	6,400	6,499
Series 2020-A:
Class B, 1.98% 7/22/24	6,602	6,714
Class C, 2.06% 7/22/24	2,577	2,621
TOTAL ASSET-BACKED SECURITIES
(Cost $131,734)		136,148

Collateralized Mortgage Obligations - 3.0%
Private Sponsor - 0.5%
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	6,036	6,138
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	9	9
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,193	3,320
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	2,374	2,487
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,374	1,406
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	4	4

TOTAL PRIVATE SPONSOR		13,364

U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	7,884	8,196
Series 2019-33 Class N, 3% 3/25/48	16,281	16,817
sequential payer Series 2019-14 Class DA, 4% 3/25/48	3,613	3,928
Series 2013-16 Class GP, 3% 3/25/33	5,527	5,678
Series 2013-44 Class DJ, 1.85% 5/25/33	4,613	4,634
Series 2015-28 Class JE, 3% 5/25/45	5,368	5,664
Series 2016-19 Class AH, 3% 4/25/46	3,420	3,616
Series 2019-59 Class AB, 2.5% 10/25/39	5,632	5,750
Freddie Mac:
sequential payer:
Series 4872 Class AB, 4% 8/15/47	8,841	9,511
Series 4873 Class CA, 4% 7/15/47	9,245	9,930
Series 3949 Class MK, 4.5% 10/15/34	650	702

TOTAL U.S. GOVERNMENT AGENCY		74,426

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $86,194)		87,790

Commercial Mortgage Securities - 9.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(e)	1	0
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,880
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,379	3,394
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,542
Series 2019-B12 Class XA, 1.0683% 8/15/52 (b)(e)	25,564	1,928
Series 2019-B14 Class XA, 0.7912% 12/15/62 (b)(e)	25,067	1,426
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	3,092	3,093
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 2.5585% 11/15/35 (a)(b)(c)	3,690	3,689
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	4,729	4,750
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	1,328	1,327
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	4,256	4,254
Citigroup Commercial Mortgage Trust:
sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	4,430	4,743
Series 2017-P7 Class A2, 3.212% 4/14/50	3,400	3,491
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,507	1,548
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,836	4,961
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,596
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,399	4,837
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,708
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,464	4,521
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	2,009
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,938
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,127	3,444
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,849
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	9,163
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,388
Series K057 Class A2, 2.57% 7/25/26	5,509	5,845
Series K058 Class A2, 2.653% 8/25/26	8,556	9,133
Series K061 Class A2, 3.347% 11/25/26	6,618	7,354
Series K065 Class A2, 3.243% 4/25/27	6,566	7,271
Series K064 Class A2, 3.224% 3/25/27	8,360	9,236
Series K068 Class A2, 3.244% 8/25/27	6,357	7,048
Series K079 Class A1, 3.729% 2/25/28	1,706	1,897
Series K734 Class A2, 3.208% 2/25/26	5,541	6,026
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	10,058
Class A3, 3.482% 1/10/45	3,142	3,218
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,550
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,806
Series 2013-GC13 Class A/S, 4.0832% 7/10/46 (a)(b)	13,365	14,441
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,719
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	2,487	2,712
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,262
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 9/15/29 (a)(b)(c)	2,510	2,511
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,440	2,547
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,497
Series 2018-AON Class D, 4.6132% 7/5/31 (a)(b)	5,354	5,742
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,404
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1533% 8/15/46 (b)	1,650	1,789
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,822
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,919	4,080
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	4,087
Series 2011-C3 Class AJ, 5.2445% 7/15/49 (a)(b)	3,055	3,182
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	297	300
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0558% 12/15/50 (b)(e)	93,273	5,984
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,568
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	3,031
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,248
Series 2013-C11 Class ASB, 2.63% 3/15/45	5,252	5,333
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,611
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $272,300)		283,791

Municipal Securities - 0.2%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,594
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,948
TOTAL MUNICIPAL SECURITIES
(Cost $5,328)		5,542

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30
(Cost $3,596)	$3,615	$3,711

Bank Notes - 1.8%
Bbva U.S.A.:
2.875% 6/29/22	$9,407	$9,685
3.5% 6/11/21	2,603	2,668
Capital One NA 2.95% 7/23/21	3,430	3,494
CIT Bank NA 2.969% 9/27/25 (b)	6,740	6,807
Discover Bank:
3.2% 8/9/21	3,500	3,575
3.35% 2/6/23	7,000	7,341
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,731
RBS Citizens NA 2.65% 5/26/22	3,090	3,173
SunTrust Banks, Inc. 2.75% 5/1/23	4,300	4,466
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,864
TOTAL BANK NOTES
(Cost $50,380)		51,804
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (f)
(Cost $75)	747	75

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.60% (g)
(Cost $51,666)	51,655,941	51,666
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,834,243)		2,962,202
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(31,912)
NET ASSETS - 100%		$2,930,290

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	393	June 2020	$48,241	$976	$976

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $383,024,000 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $334,000.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$243
Fidelity Specialized High Income Central Fund	622
Total	$865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$33,454	$965	$34,114	$(608)	$378	$75	0.0%
Total	$33,454	$965	$34,114	$(608)	$378	$75

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,267,762	$--	$1,267,762	$--
U.S. Government and Government Agency Obligations	981,975	--	981,975	--
U.S. Government Agency - Mortgage Securities	91,938	--	91,938	--
Asset-Backed Securities	136,148	--	136,148	--
Collateralized Mortgage Obligations	87,790	--	87,790	--
Commercial Mortgage Securities	283,791	--	283,791	--
Municipal Securities	5,542	--	5,542	--
Foreign Government and Government Agency Obligations	3,711	--	3,711	--
Bank Notes	51,804	--	51,804	--
Fixed-Income Funds	75	75	--	--
Money Market Funds	51,666	51,666	--	--
Total Investments in Securities:	$2,962,202	$51,741	$2,910,461	$--
Derivative Instruments:
Assets
Futures Contracts	$976	$976	$--	$--
Total Assets	$976	$976	$--	$--
Total Derivative Instruments:	$976	$976	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$976	$0
Total Interest Rate Risk	976	0
Total Value of Derivatives	$976	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,782,502)	$2,910,461
Fidelity Central Funds (cost $51,741)	51,741
Total Investment in Securities (cost $2,834,243)		$2,962,202
Receivable for fund shares sold		13,808
Interest receivable		16,161
Distributions receivable from Fidelity Central Funds		28
Receivable for daily variation margin on futures contracts		375
Other receivables		135
Total assets		2,992,709
Liabilities
Payable for investments purchased	$55,702
Payable for fund shares redeemed	5,175
Distributions payable	331
Accrued management fee	719
Other affiliated payables	356
Other payables and accrued expenses	136
Total liabilities		62,419
Net Assets		$2,930,290
Net Assets consist of:
Paid in capital		$2,782,875
Total accumulated earnings (loss)		147,415
Net Assets		$2,930,290
Net Asset Value, offering price and redemption price per share ($2,930,290 ÷ 258,139 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest (including $9 from security lending)		$40,451
Income from Fidelity Central Funds		522
Total income		40,973
Expenses
Management fee	$4,184
Transfer agent fees	1,387
Fund wide operations fee	665
Independent trustees' fees and expenses	4
Commitment fees	3
Total expenses before reductions	6,243
Expense reductions	(5)
Total expenses after reductions		6,238
Net investment income (loss)		34,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,585
Fidelity Central Funds	(608)
Futures contracts	(188)
Capital gain distributions from Fidelity Central Funds	343
Total net realized gain (loss)		27,132
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,535
Fidelity Central Funds	378
Futures contracts	941
Total change in net unrealized appreciation (depreciation)		20,854
Net gain (loss)		47,986
Net increase (decrease) in net assets resulting from operations		$82,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,735	$73,006
Net realized gain (loss)	27,132	2,227
Change in net unrealized appreciation (depreciation)	20,854	136,406
Net increase (decrease) in net assets resulting from operations	82,721	211,639
Distributions to shareholders	(33,764)	(68,107)
Share transactions
Proceeds from sales of shares	454,642	560,368
Reinvestment of distributions	31,715	64,416
Cost of shares redeemed	(321,735)	(770,415)
Net increase (decrease) in net assets resulting from share transactions	164,622	(145,631)
Total increase (decrease) in net assets	213,579	(2,099)
Net Assets
Beginning of period	2,716,711	2,718,810
End of period	$2,930,290	$2,716,711
Other Information
Shares
Sold	40,872	52,227
Issued in reinvestment of distributions	2,842	5,989
Redeemed	(28,921)	(71,763)
Net increase (decrease)	14,793	(13,547)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.58	$10.95	$11.07	$10.85	$10.98
Income from Investment Operations
Net investment income (loss)A	.139	.292	.263	.261	.297	.276
Net realized and unrealized gain (loss)	.186	.560	(.380)	(.142)	.188	(.158)
Total from investment operations	.325	.852	(.117)	.119	.485	.118
Distributions from net investment income	(.135)	(.272)	(.253)	(.239)	(.265)	(.248)
Total distributions	(.135)	(.272)	(.253)	(.239)	(.265)	(.248)
Net asset value, end of period	$11.35	$11.16	$10.58	$10.95	$11.07	$10.85
Total ReturnB,C	2.94%	8.18%	(1.07)%	1.11%	4.53%	1.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.52%F	2.72%	2.46%	2.40%	2.73%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$2,930	$2,717	$2,719	$3,065	$3,228	$3,181
Portfolio turnover rateG	72%F	34%	49%	59%	58%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%..

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $135 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,950
Gross unrealized depreciation	(589)
Net unrealized appreciation (depreciation)	$132,361
Tax cost	$2,830,817

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,539)
Long-term	(4,338)
Total capital loss carryforward	$(9,877)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	299,675	328,985

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Intermediate Bond Fund	$3

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.45%	$1,000.00	$1,029.40	$2.27
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBF-SANN-0420
1.538685.122

Fidelity® Short-Term Bond Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	25.9%
AAA	20.5%
AA	4.0%
A	17.3%
BBB	21.8%
BB and Below	4.1%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	43.0%
U.S. Government and U.S. Government Agency Obligations	25.9%
Asset-Backed Securities	16.3%
CMOs and Other Mortgage Related Securities	6.2%
Municipal Bonds	0.3%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 10.8%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.0%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	$11,943	$11,955
3.6% 2/17/23	12,662	13,335
Verizon Communications, Inc.:
2.946% 3/15/22	2,544	2,625
3.125% 3/16/22	22,435	23,284
5.15% 9/15/23	6,590	7,422
		58,621
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	18,592	18,696
4.464% 7/23/22	16,355	17,356
Comcast Corp. 3.125% 7/15/22	6,590	6,872
Time Warner Cable, Inc.:
4% 9/1/21	6,330	6,506
4.125% 2/15/21	13,809	14,012
		63,442

TOTAL COMMUNICATION SERVICES		122,063

CONSUMER DISCRETIONARY - 2.5%
Automobiles - 2.2%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	18,127	19,066
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 2.5918% 2/15/22 (a)(b)(c)	13,551	13,675
2.2% 5/5/20 (a)	14,044	14,053
2.3% 2/12/21 (a)	13,461	13,527
3.35% 5/4/21 (a)	13,461	13,714
General Motors Financial Co., Inc.:
2.65% 4/13/20	8,025	8,031
3.55% 4/9/21	6,251	6,352
4.2% 3/1/21	5,384	5,492
4.2% 11/6/21	20,782	21,476
Volkswagen Group of America Finance LLC 2.5% 9/24/21 (a)	3,833	3,882
		119,268
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	8,153	8,251
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,274	7,325
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	4,435	4,563

TOTAL CONSUMER DISCRETIONARY		139,407

CONSUMER STAPLES - 2.4%
Beverages - 0.6%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.3918% 11/15/21 (b)(c)	12,276	12,278
Diageo Capital PLC 3% 5/18/20	10,814	10,845
Molson Coors Beverage Co. 3.5% 5/1/22	7,785	8,097
		31,220
Food Products - 0.4%
Conagra Brands, Inc. 3.8% 10/22/21	13,461	13,993
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (b)(c)	8,974	9,006
		22,999
Tobacco - 1.4%
Altria Group, Inc.:
2.85% 8/9/22	10,769	11,064
3.49% 2/14/22	3,848	3,986
BAT Capital Corp. 3.222% 8/15/24	10,000	10,501
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	10,140	10,182
3.125% 7/26/24 (a)	10,993	11,355
3.75% 7/21/22 (a)	9,064	9,471
Philip Morris International, Inc.:
2.625% 2/18/22	3,642	3,724
2.875% 5/1/24	9,916	10,409
Reynolds American, Inc. 3.25% 6/12/20	6,737	6,762
		77,454

TOTAL CONSUMER STAPLES		131,673

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cenovus Energy, Inc. 3% 8/15/22	8,646	8,906
Energy Transfer Partners LP:
3.6% 2/1/23	5,683	5,887
4.2% 9/15/23	2,896	3,102
Enterprise Products Operating LP:
2.8% 2/15/21	3,906	3,946
5.2% 9/1/20	2,765	2,812
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,558	5,812
Kinder Morgan, Inc. 3.15% 1/15/23	9,563	9,922
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	2,109	2,117
4.5% 7/15/23	1,710	1,846
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	4,587	4,615
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	5,304	5,320
3 month U.S. LIBOR + 1.450% 3.1418% 8/15/22 (b)(c)	5,160	5,179
2.6% 8/13/21	1,405	1,423
2.7% 8/15/22	1,242	1,266
2.9% 8/15/24	4,103	4,158
3.125% 2/15/22	2,685	2,748
4.85% 3/15/21	9,014	9,250
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.2466% 2/26/21 (b)(c)	10,290	10,291
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,387	9,650
Schlumberger Investment SA 3.3% 9/14/21 (a)	9,019	9,217
Suncor Energy, Inc. 3.6% 12/1/24	12,000	12,971
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	3,814	3,799
3.1% 2/1/25	6,143	6,139
5.375% 6/1/21	17,499	18,032
Williams Partners LP:
3.6% 3/15/22	15,995	16,506
4% 11/15/21	5,000	5,177
		170,091
FINANCIALS - 21.7%
Banks - 10.7%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.2291% 1/19/21 (a)(b)(c)	3,590	3,597
3.4% 8/27/21 (a)	15,638	16,089
Bank of America Corp.:
2.369% 7/21/21 (b)	8,974	9,000
2.625% 10/19/20	19,922	20,066
2.738% 1/23/22 (b)	10,000	10,098
3.004% 12/20/23 (b)	26,922	27,898
3.124% 1/20/23 (b)	4,487	4,603
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.1141% 7/26/21 (b)(c)	8,974	8,984
Banque Federative du Credit Mutuel SA 2.5% 4/13/21 (a)	8,974	9,087
Barclays Bank PLC 2.65% 1/11/21	10,769	10,859
Barclays PLC 3.25% 1/12/21	6,154	6,241
BPCE SA:
2.75% 12/2/21	4,487	4,584
3.145% 7/31/20 (a)	9,073	9,138
Capital One NA 2.15% 9/6/22	3,444	3,479
Citibank NA 3 month U.S. LIBOR + 0.600% 2.2946% 5/20/22 (b)(c)	11,280	11,310
Citigroup, Inc.:
2.75% 4/25/22	8,974	9,179
3.142% 1/24/23 (b)	10,858	11,131
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,296	15,600
Danske Bank A/S 3.875% 9/12/23 (a)	11,307	11,977
Fifth Third Bancorp 2.875% 7/27/20	6,403	6,428
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.2918% 5/18/21 (b)(c)	10,769	10,778
3.262% 3/13/23 (b)	11,141	11,455
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 2.291% 2/5/21 (b)(c)	8,974	9,003
3.25% 5/14/21	10,769	10,980
ING Bank NV 2.7% 8/17/20 (a)	2,796	2,811
ING Groep NV 3.15% 3/29/22	18,262	18,826
JPMorgan Chase & Co.:
2.55% 10/29/20	4,263	4,288
3.207% 4/1/23 (b)	8,974	9,261
3.514% 6/18/22 (b)	27,819	28,500
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.2316% 5/7/21 (b)(c)	10,903	10,955
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	13,590	13,734
2.623% 7/18/22	6,282	6,429
2.95% 3/1/21	6,340	6,418
3.218% 3/7/22	9,692	10,019
3.535% 7/26/21	10,769	11,090
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.0274% 9/13/21 (b)(c)	16,153	16,353
PNC Bank NA:
1.743% 2/24/23 (b)	9,325	9,382
2.028% 12/9/22 (b)	7,785	7,865
Regions Financial Corp. 2.75% 8/14/22	10,303	10,580
Royal Bank of Canada:
2.125% 3/2/20	13,461	13,461
2.55% 7/16/24	12,767	13,275
Royal Bank of Scotland Group PLC 3.875% 9/12/23	16,153	17,180
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,769	11,324
4.45% 12/3/21	9,467	9,918
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.2126% 10/16/20 (b)(c)	14,807	14,824
Synovus Bank 2.289% 2/10/23 (b)	3,071	3,107
The Toronto-Dominion Bank:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.061% 1/27/23 (b)(c)	20,700	20,698
2.5% 12/14/20	8,885	8,947
Wells Fargo & Co.:
2.164% 2/11/26 (b)	10,000	10,120
2.6% 7/22/20	15,704	15,761
Wells Fargo Bank NA:
2.082% 9/9/22 (b)	10,000	10,077
3.325% 7/23/21 (b)	8,974	9,034
ZB, National Association 3.5% 8/27/21	9,891	10,165
Zions Bancorp NA 3.35% 3/4/22	3,998	4,122
		590,088
Capital Markets - 4.1%
Citigroup Funding, Inc. 2.312% 11/4/22 (b)	20,125	20,303
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 1.9829% 2/4/22 (b)(c)	13,150	13,142
2.1% 11/12/21	7,805	7,883
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,974	9,279
Deutsche Bank AG New York Branch:
2.7% 7/13/20	29,459	29,532
3.15% 1/22/21	12,076	12,186
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	17,948	18,303
2.905% 7/24/23 (b)	4,487	4,609
3% 4/26/22	22,614	22,946
Moody's Corp.:
2.75% 12/15/21	3,564	3,650
3.25% 6/7/21	5,312	5,427
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (b)(c)	8,974	9,035
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (b)(c)	20,000	20,035
2.625% 11/17/21	13,409	13,650
3.737% 4/24/24 (b)	8,974	9,531
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.1933% 11/1/21 (b)(c)	13,461	13,485
UBS AG London Branch 2.2% 6/8/20 (a)	13,685	13,696
		226,692
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	3,704	3,938
4.45% 12/16/21	2,758	2,874
4.875% 1/16/24	3,000	3,265
Ally Financial, Inc. 5.125% 9/30/24	9,360	10,369
American Express Co.:
2.2% 10/30/20	4,508	4,521
2.75% 5/20/22	10,769	11,036
American Express Credit Corp.:
2.25% 5/5/21	8,076	8,145
2.6% 9/14/20	14,825	14,889
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.4395% 7/30/21 (a)(b)(c)	10,262	10,299
3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	9,838	9,902
Capital One Financial Corp. 2.5% 5/12/20	15,256	15,267
Ford Motor Credit Co. LLC:
2.425% 6/12/20	8,974	8,982
3.087% 1/9/23	10,160	10,187
3.157% 8/4/20	9,153	9,187
3.336% 3/18/21	23,229	23,433
4.14% 2/15/23	5,384	5,539
GE Capital International Funding Co. 2.342% 11/15/20	24,507	24,574
John Deere Capital Corp.:
2.35% 1/8/21	8,974	9,033
3.125% 9/10/21	8,974	9,221
Synchrony Financial:
2.85% 7/25/22	1,400	1,432
4.25% 8/15/24	14,053	15,108
4.375% 3/19/24	12,028	12,962
		224,163
Diversified Financial Services - 0.8%
AIG Global Funding:
2.3% 7/1/22 (a)	3,795	3,842
3.35% 6/25/21 (a)	8,974	9,182
AXA Equitable Holdings, Inc. 3.9% 4/20/23	936	995
Brixmor Operating Partnership LP 3.875% 8/15/22	11,745	12,351
Capital One Bank U.S.A. NA 2.014% 1/27/23 (b)	20,000	20,159
		46,529
Insurance - 2.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	3,692	3,707
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.428% 9/20/21 (a)(b)(c)	10,732	10,737
Aon Corp.:
2.2% 11/15/22	5,445	5,571
5% 9/30/20	12,685	12,925
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	12,107	12,107
2.75% 1/30/22	5,798	5,934
3.5% 12/29/20	5,695	5,780
Metropolitan Life Global Funding I:
1.95% 1/13/23 (a)	10,600	10,750
2.05% 6/12/20 (a)	13,667	13,630
New York Life Global Funding 3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	17,239	17,252
Protective Life Global Funding 2.161% 9/25/20 (a)	13,615	13,665
		112,058

TOTAL FINANCIALS		1,199,530

HEALTH CARE - 4.3%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	13,070	13,288
2.5% 5/14/20	14,258	14,269
		27,557
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	9,444	9,450
2.404% 6/5/20	14,565	14,593
Boston Scientific Corp. 3.45% 3/1/24	3,800	4,049
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.6525% 3/19/21 (b)(c)	7,740	7,742
		35,834
Health Care Providers & Services - 1.5%
Anthem, Inc. 3.125% 5/15/22	10,894	11,248
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.2496% 3/17/20 (b)(c)	9,692	9,694
3 month U.S. LIBOR + 0.650% 2.5496% 9/17/21 (b)(c)	4,487	4,488
3.2% 9/17/20	9,243	9,312
3.4% 9/17/21	8,240	8,454
4.75% 11/15/21 (a)	4,274	4,491
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	10,769	10,799
3.35% 3/9/21	6,507	6,613
Express Scripts Holding Co. 2.6% 11/30/20	2,408	2,428
Humana, Inc. 2.5% 12/15/20	6,802	6,846
UnitedHealth Group, Inc. 3.35% 7/15/22	8,974	9,384
		83,757
Pharmaceuticals - 1.6%
Actavis Funding SCS:
3% 3/12/20	13,866	13,870
3.45% 3/15/22	9,871	10,225
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	13,461	13,767
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	13,461	13,638
2.6% 5/16/22 (a)	9,915	10,172
Elanco Animal Health, Inc. 4.662% 8/27/21 (b)	6,252	6,555
GlaxoSmithKline Capital PLC 3.125% 5/14/21	11,020	11,276
Perrigo Finance PLC 3.5% 3/15/21	1,900	1,930
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	5,219	5,286
Zoetis, Inc. 3.45% 11/13/20	1,533	1,552
		88,271

TOTAL HEALTH CARE		235,419

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,176	10,199
Airlines - 0.6%
Delta Air Lines, Inc.:
2.875% 3/13/20	13,865	13,867
2.9% 10/28/24	11,316	11,402
3.4% 4/19/21	7,587	7,726
		32,995
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	10,278	10,849
Machinery - 0.5%
Caterpillar Financial Services Corp. 2.65% 5/17/21	10,051	10,192
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 2.0688% 4/5/23 (a)(b)(c)	7,542	7,538
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.1936% 9/15/21 (b)(c)	10,114	10,117
		27,847
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	1,448	1,482
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.5% 3/1/21	5,880	5,910
3.5% 1/15/22	9,153	9,410
International Lease Finance Corp. 5.875% 8/15/22	10,769	11,734
		27,054

TOTAL INDUSTRIALS		110,426

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.8%
Amphenol Corp. 2.2% 4/1/20	13,461	13,466
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	15,650	17,225
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.3415% 6/5/20 (b)(c)	12,019	12,030
		42,721
IT Services - 0.5%
IBM Corp. 2.8% 5/13/21	13,461	13,719
The Western Union Co.:
2.85% 1/10/25	2,360	2,427
4.25% 6/9/23	8,974	9,644
		25,790
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	7,415	7,417

TOTAL INFORMATION TECHNOLOGY		75,928

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,009	6,314
The Mosaic Co. 3.25% 11/15/22	3,396	3,531
		9,845
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	4,880	5,254
Real Estate Management & Development - 0.2%
Digital Realty Trust LP 2.75% 2/1/23	4,161	4,284
Washington Prime Group LP 3.85% 4/1/20	8,382	8,382
		12,666

TOTAL REAL ESTATE		17,920

UTILITIES - 2.9%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 2.15% 11/13/20	6,837	6,866
Duke Energy Corp. 1.8% 9/1/21	3,406	3,425
Edison International 2.125% 4/15/20	13,461	13,462
Eversource Energy 2.5% 3/15/21	6,629	6,680
Exelon Corp.:
2.85% 6/15/20	6,141	6,156
3.497% 6/1/22 (b)	9,472	9,830
FirstEnergy Corp. 2.05% 3/1/25	6,171	6,257
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (b)(c)	10,458	10,444
ITC Holdings Corp. 2.7% 11/15/22	6,839	7,054
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (b)(c)	2,813	2,814
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	9,943	10,233
Virginia Electric & Power Co. 2.75% 3/15/23	5,384	5,564
		88,785
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	2,197	2,265
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.4373% 3/12/20 (b)(c)	2,725	2,725
		4,990
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,500	1,523
Multi-Utilities - 1.2%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,202	10,270
Dominion Energy, Inc. 2.715% 8/15/21	7,821	7,946
DTE Energy Co. 2.25% 11/1/22	12,055	12,256
NiSource, Inc.:
2.65% 11/17/22	9,289	9,508
3.65% 6/15/23	2,959	3,125
WEC Energy Group, Inc.:
3.1% 3/8/22	7,805	8,053
3.375% 6/15/21	11,229	11,485
		62,643

TOTAL UTILITIES		157,941

TOTAL NONCONVERTIBLE BONDS
(Cost $2,328,797)		2,370,243

U.S. Treasury Obligations - 23.0%
U.S. Treasury Notes:
1.125% 2/28/21 (d)	$130,738	$130,799
1.875% 7/31/22	20,922	21,410
2.125% 3/31/24	380,121	398,569
2.375% 8/15/24	284,608	302,618
2.625% 6/30/23	126,278	133,435
2.875% 11/15/21	271,114	279,893
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,237,108)		1,266,724

U.S. Government Agency - Mortgage Securities - 2.1%
Fannie Mae - 0.8%
3% 12/1/31	6,734	6,986
3.5% 9/1/29	3,964	4,194
4.5% 3/1/39 to 9/1/49	28,946	31,486
5.5% 11/1/34	3,574	4,067
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		46,734

Freddie Mac - 1.1%
2.5% 11/1/28	28,040	28,839
3% 5/1/29	30,232	31,376
4% 4/1/26	627	660
5% 4/1/20	0	0
8.5% 5/1/26 to 7/1/28	55	62

TOTAL FREDDIE MAC		60,937

Ginnie Mae - 0.2%
7% to 7% 1/15/25 to 8/15/32	397	452
4.5% 6/20/48	9,545	10,120

TOTAL GINNIE MAE		10,572

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $116,367)		118,243

Asset-Backed Securities - 16.3%
Ally Auto Receivables Trust Series 2019-4 Class A2, 1.93% 10/17/22	$7,660	$7,695
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured) (e)	447	452
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 6/15/22	7,427	7,456
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	11,110	11,234
Series 2018-2 Class A, 3.29% 5/15/23	12,492	12,765
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	4,382	4,396
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	9,934	10,145
Series 2018-6 Class A, 3.06% 2/15/24	8,974	9,194
Series 2019-1 Class A, 2.87% 10/15/24	4,062	4,198
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	8,698	8,863
Series 2019-3 Class A2A, 2.17% 1/18/23	8,382	8,424
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	12,469	12,496
Series 2018-A1 Class A1, 2.7% 7/17/23	12,563	12,729
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	4,892	4,954
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	2,803	2,817
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	8,938	9,124
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	26	26
Series 2019-1 Class A3, 2.84% 11/22/21	6,898	6,975
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	844	844
Series 2018-1A Class A3, 3% 11/19/21 (a)	5,354	5,383
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	7,361	7,502
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	6,986	7,023
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	13,005	13,400
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	1,493	1,493
Series 2017-3 Class A3, 1.97% 4/15/22	2,403	2,409
Series 2017-4 Class A3, 2.11% 10/17/22	3,285	3,294
Series 2018-2 Class A3, 2.98% 1/17/23	5,401	5,485
Series 2018-4 Class A3, 3.36% 9/15/23	5,966	6,141
Series 2019-1 Class A3, 3.05% 3/15/24	8,053	8,277
Series 2019-4 Class A2A, 2.01% 3/15/23	3,191	3,209
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	1,093	1,097
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	2,777	2,783
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 1.9983% 11/15/29 (a)(b)(c)	3,462	3,462
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	3,625	3,680
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	4,915	5,040
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	7,508	7,683
Citibank Credit Card Issuance Trust:
Series 2017-A8 Class A8, 1.86% 8/8/22	13,461	13,486
Series 2018-A1 Class A1, 2.49% 1/20/23	12,919	13,040
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	8,510	8,647
Series 2019-C Class A2, 1.99% 3/15/23	3,266	3,282
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	4,317	4,360
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	14,873	14,927
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	2,613	2,632
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	5,982	6,046
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	11,604	11,703
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,925	1,941
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	9,544	9,615
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.1268% 7/25/34 (b)(c)	234	220
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	652	652
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	3,037	3,065
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	4,097	4,168
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	8,035	8,086
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	10,822	10,863
Class A3, 1.91% 10/22/24 (a)	4,242	4,296
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	11,801	12,169
Series 2019-A1 Class A1, 3.04% 7/15/24	9,508	9,830
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 1.9285% 12/15/23 (b)(c)	17,948	17,967
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	4,966	4,976
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	7,560	7,645
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	8,270	8,308
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	10,428	10,482
Class A3, 2.08% 2/21/23 (a)	4,062	4,113
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	5,785	5,795
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	5,296	5,317
Series 2019-4A Class A, 2.17% 5/15/23 (a)	7,820	7,848
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	268	268
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	6,401	6,511
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	15,000	15,120
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,274	2,276
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	8,462	8,501
Series 2020-A Class A3, 1.85% 3/15/23	4,751	4,795
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	10,503	10,539
Series 2017-A Class A3, 1.67% 6/15/21	1,273	1,274
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	22,853	22,952
Series 2017-2 Class A1, 2.16% 9/15/22	10,930	10,973
Series 2018-1 Class A1, 2.95% 5/15/23	9,871	10,050
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	5,817	5,888
Series 2019-2 Class A3, 2.67% 3/21/22	3,565	3,612
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	3,949	3,953
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	3,715	3,733
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	9,549	9,727
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.3268% 6/25/34 (b)(c)	20	19
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (a)	10,054	10,083
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (a)	6,569	6,645
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	6,318	6,367
Series 2019-B Class A3, 1.94% 2/15/24	7,648	7,762
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	6,553	6,594
Series 2019-B Class A2, 2.28% 5/16/22	9,494	9,542
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	12,520	12,728
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	4,308	4,348
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	2,827	2,846
Series 2020-1A Class A, 2.24% 3/15/30 (a)	2,099	2,108
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	2,171	2,173
Series 2019-A Class A3, 3.1% 11/15/21	5,995	6,066
Series 2019-B Class A3, 2% 10/17/22	5,845	5,902
Series 2020-A Class A3, 1.84% 12/15/22	6,142	6,189
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 1.9183% 5/16/22 (a)(b)(c)	9,108	9,111
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	6,808	6,850
Class A3, 2.01% 12/12/24 (a)	8,010	8,138
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(c)	9,430	9,448
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (b)(c)	758	761
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	767	768
Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,381	1,388
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	8,476	8,675
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	2,913	2,939
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	1,698	1,698
Series 2018-A Class A3, 2.93% 5/20/21 (a)	6,317	6,336
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	10,709	10,798
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	10,769	10,828
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	1,349	1,350
Series 2018-2A Class A3 3.325% 8/25/22 (a)	11,689	11,866
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	6,441	6,542
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.4436% 12/15/25 (a)(b)(c)	9,943	9,963
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	7,918	7,993
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	263	258
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	16,000	16,156
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	4,631	4,892
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	6,333	6,405
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	261	189
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	1,359	1,361
Series 2019-1A Class A, 3.48% 3/15/25 (a)	712	715
Series 2019-2A Class A, 2.77% 10/15/25 (a)	3,474	3,491
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	192	192
Verizon Owner Trust:
Series 2017-2A Class A, 1.92% 12/20/21 (a)	1,862	1,862
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	6,579	6,590
Series 2018-A Class A1A, 3.23% 4/20/23	11,617	11,872
Series 2020-A:
Class A1A, 1.85% 7/22/24	12,073	12,238
Class B, 1.98% 7/22/24	12,171	12,377
Class C, 2.06% 7/22/24	4,750	4,830
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	5,786	5,881
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	5,309	5,434
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	6,015	6,092
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.1783% 7/17/23 (a)(b)(c)	11,854	11,890
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,734	4,768
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	53	53
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	5,307	5,415
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	13,461	13,531
TOTAL ASSET-BACKED SECURITIES
(Cost $889,147)		899,115

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 1.1%
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	2,759	2,790
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (a)(b)(c)	3,395	3,394
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	4,507	4,505
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	2,844	2,847
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	11,144	11,331
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	8	8
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	2,429	2,422
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	15,500	15,501
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	2,213	2,216
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	2,588	2,649
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	5	5
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	10,501	10,510

TOTAL PRIVATE SPONSOR		58,178

U.S. Government Agency - 0.7%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.9268% 5/25/45 (b)(c)	8,963	8,962
sequential payer Series 2001-40 Class Z, 6% 8/25/31	202	230
Series 2016-27:
Class HK, 3% 1/25/41	8,327	8,803
Class KG, 3% 1/25/40	4,039	4,281
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.9768% 7/25/46 (b)(c)	10,314	10,342
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	3,101	3,115
Series 2015-4437 Class DE, 2% 10/15/32	3,242	3,257
Series 3949 Class MK, 4.5% 10/15/34	978	1,057
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	1,303	1,305

TOTAL U.S. GOVERNMENT AGENCY		41,352

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $98,893)		99,530

Commercial Mortgage Securities - 5.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(g)	2	0
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,345	3,541
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,608	1,605
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(g)(h)	7,810	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	4,103	4,257
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	5,717	5,720
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 2.5585% 11/15/35 (a)(b)(c)	8,802	8,799
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	5,252	5,249
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	11,693	11,745
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	2,499	2,497
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.4485% 7/15/32 (a)(b)(c)	9,708	9,708
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	9,317	9,313
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,416	5,666
Series 2014-GC21 Class AAB, 3.477% 5/10/47	3,044	3,174
Series 2016-GC36 Class AAB, 3.368% 2/10/49	5,191	5,499
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	7,491	7,685
Series 2014-CR18 Class ASB, 3.452% 7/15/47	14,898	15,347
Series 2012-CR4 Class ASB, 2.436% 10/15/45	3,602	3,645
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,255	4,309
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	10,858	10,858
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.4085% 7/15/32 (a)(b)(c)	11,183	11,186
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	3,846	3,940
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	4,543	4,774
Class A3, 3.482% 1/10/45	5,775	5,915
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	6,883	7,198
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	13,332	13,824
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	8,266	8,563
Series 2017-GS8 Class A1, 2.222% 11/10/50	7,648	7,718
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	4,125	4,297
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,385	4,592
Series 2012-CBX Class A/S, 4.2707% 6/15/45	6,760	7,128
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	12,354	12,865
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 9/15/29 (a)(b)(c)	4,826	4,827
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	4,257	4,335
Series 2013-LC11 Class A/S, 3.216% 4/15/46	5,882	6,124
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,989	1,993
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	8,716	8,694
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,292	7,681
Series 2011-C3 Class AJ, 5.2445% 7/15/49 (a)(b)	5,677	5,914
Series 2019-H7 Class A1, 2.327% 7/15/52	5,728	5,844
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	2,486	2,486
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	7,210	7,286
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	5,098	5,179
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	584	584
Series 2016-LC25 Class A1, 1.795% 12/15/59	422	421
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (a)(b)(c)	7,648	7,653
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	698	711
Series 2013-C14 Class ASB, 2.977% 6/15/46	5,725	5,822
Series 2014-C20 Class ASB, 3.638% 5/15/47	2,636	2,745
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $287,842)		288,916

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $13,920)	13,920	14,222

Bank Notes - 3.2%
BBVA U.S.A.:
2.875% 6/29/22	$11,751	$12,098
3.5% 6/11/21	7,239	7,421
Citibank NA:
2.844% 5/20/22 (b)	10,769	10,921
3.165% 2/19/22 (b)	14,358	14,568
Discover Bank:
3.1% 6/4/20	5,167	5,178
3.35% 2/6/23	10,250	10,749
First Republic Bank 1.912% 2/12/24 (b)	5,042	5,110
KeyBank NA 3.3% 2/1/22	2,847	2,945
PNC Bank NA 2.45% 11/5/20	8,974	9,031
RBS Citizens NA:
2.25% 3/2/20	10,769	10,769
2.55% 5/13/21	9,057	9,178
3.25% 2/14/22	8,988	9,271
Regions Bank 2.75% 4/1/21	10,074	10,192
SunTrust Banks, Inc.:
2.8% 5/17/22	12,563	12,898
3.502% 8/2/22 (b)	7,635	7,842
Svenska Handelsbanken AB 3.35% 5/24/21	10,881	11,148
Synchrony Bank 3.65% 5/24/21	9,674	9,912
U.S. Bank NA, Cincinnati 1.8% 1/21/22	15,500	15,627
TOTAL BANK NOTES
(Cost $172,078)		174,858

Commercial Paper - 1.2%
CommonSpirit Health:
2% 3/25/20	8,000	7,991
2% 5/6/20	20,390	20,332
The Boeing Co.:
2.02% 5/14/20	12,500	12,454
2.02% 5/21/20	15,000	14,939
TransCanada PipeLines Ltd. 1.78% 5/20/20	12,000	11,951
TOTAL COMMERCIAL PAPER
(Cost $67,637)		67,667
	Shares	Value (000s)

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.60% (i)
(Cost $158,398)	158,366,747	158,398
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.4%
With:
Mizuho Securities U.S.A., Inc. at:
2.16%, dated 2/18/20 due 8/17/20 (Collateralized by Corporate Obligations valued at $31,344,430, 2.31% - 8.74%, 4/24/26 - 2/25/36)	29,315	29,000
2.22%, dated 1/28/20 due 7/27/20 (Collateralized by Corporate Obligations valued at $15,783,023, 3.32% - 4.08%, 4/19/30 - 7/21/31)	15,167	15,000
2.53%, dated 9/18/19 due 3/18/20 (Collateralized by Corporate Obligations valued at $21,439,203, 2.85% - 6.78%, 4/16/26 - 8/25/35)	20,256	20,000
Morgan Stanley & Co., Inc. at 2.08%, dated 12/9/19 due 3/9/20 (Collateralized by Equity Securities valued at $14,106,784)(b)(c)(j)	13,068	13,000
TOTAL REPURCHASE AGREEMENTS
(Cost $77,000)		77,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,447,187)		5,534,916
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(23,018)
NET ASSETS - 100%		$5,511,898

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,316	June 2020	$505,648	$4,718	$4,718
CBOT 5-Year U.S. Treasury Note Contracts (United States)	434	June 2020	53,274	1,077	1,077
TOTAL FUTURES CONTRACTS					$5,795

The notional amount of futures purchased as a percentage of Net Assets is 10.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $586,274,000.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,059,279,000 or 19.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,531,000.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$639
Total	$639

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,370,243	$--	$2,370,243	$--
U.S. Government and Government Agency Obligations	1,266,724	--	1,266,724	--
U.S. Government Agency - Mortgage Securities	118,243	--	118,243	--
Asset-Backed Securities	899,115	--	899,115	--
Collateralized Mortgage Obligations	99,530	--	99,530	--
Commercial Mortgage Securities	288,916	--	288,916	--
Municipal Securities	14,222	--	14,222	--
Bank Notes	174,858	--	174,858	--
Commercial Paper	67,667	--	67,667	--
Money Market Funds	158,398	158,398	--	--
Repurchase Agreements	77,000	--	77,000	--
Total Investments in Securities:	$5,534,916	$158,398	$5,376,518	$--
Derivative Instruments:
Assets
Futures Contracts	$5,795	$5,795	$--	$--
Total Assets	$5,795	$5,795	$--	$--
Total Derivative Instruments:	$5,795	$5,795	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$5,795	$0
Total Interest Rate Risk	5,795	0
Total Value of Derivatives	$5,795	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
United Kingdom	3.6%
Canada	2.0%
Japan	1.4%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $77,000) — See accompanying schedule: Unaffiliated issuers (cost $5,288,789)	$5,376,518
Fidelity Central Funds (cost $158,398)	158,398
Total Investment in Securities (cost $5,447,187)		$5,534,916
Cash		2,885
Receivable for investments sold		50,010
Receivable for fund shares sold		22,787
Interest receivable		28,080
Distributions receivable from Fidelity Central Funds		194
Receivable for daily variation margin on futures contracts		2,223
Receivable from investment adviser for expense reductions		5
Other receivables		67
Total assets		5,641,167
Liabilities
Payable for investments purchased	$110,373
Payable for fund shares redeemed	15,748
Distributions payable	975
Accrued management fee	1,357
Distribution and service plan fees payable	58
Other affiliated payables	691
Other payables and accrued expenses	67
Total liabilities		129,269
Net Assets		$5,511,898
Net Assets consist of:
Paid in capital		$5,420,791
Total accumulated earnings (loss)		91,107
Net Assets		$5,511,898
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($175,966 ÷ 20,014.0 shares)(a)		$8.79
Maximum offering price per share (100/98.50 of $8.79)		$8.92
Class M:
Net Asset Value and redemption price per share ($68,699 ÷ 7,813.4 shares)(a)		$8.79
Maximum offering price per share (100/98.50 of $8.79)		$8.92
Class C:
Net Asset Value and offering price per share ($39,128 ÷ 4,453.5 shares)(a)		$8.79
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($4,936,351 ÷ 561,693.7 shares)		$8.79
Class I:
Net Asset Value, offering price and redemption price per share ($192,738 ÷ 21,921.0 shares)		$8.79
Class Z:
Net Asset Value, offering price and redemption price per share ($99,016 ÷ 11,267.8 shares)		$8.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$70,268
Income from Fidelity Central Funds		639
Total income		70,907
Expenses
Management fee	$8,178
Transfer agent fees	2,828
Distribution and service plan fees	350
Fund wide operations fee	1,297
Independent trustees' fees and expenses	9
Commitment fees	7
Total expenses before reductions	12,669
Expense reductions	(28)
Total expenses after reductions		12,641
Net investment income (loss)		58,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,386
Redemptions in-kind with affiliated entities	6,733
Futures contracts	(1,546)
Total net realized gain (loss)		21,573
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,898
Futures contracts	5,462
Total change in net unrealized appreciation (depreciation)		20,360
Net gain (loss)		41,933
Net increase (decrease) in net assets resulting from operations		$100,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,266	$123,802
Net realized gain (loss)	21,573	(5,019)
Change in net unrealized appreciation (depreciation)	20,360	120,969
Net increase (decrease) in net assets resulting from operations	100,199	239,752
Distributions to shareholders	(58,603)	(111,610)
Share transactions - net increase (decrease)	(274,612)	367,112
Total increase (decrease) in net assets	(233,016)	495,254
Net Assets
Beginning of period	5,744,914	5,249,660
End of period	$5,511,898	$5,744,914

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.086	.178	.123	.082	.009
Net realized and unrealized gain (loss)	.070	.171	(.114)	(.011)	(.001)
Total from investment operations	.156	.349	.009	.071	.008
Distributions from net investment income	(.086)	(.159)	(.119)	(.081)	(.008)
Total distributions	(.086)	(.159)	(.119)	(.081)	(.008)
Net asset value, end of period	$8.79	$8.72	$8.53	$8.64	$8.65
Total ReturnC,D,E	1.80%	4.13%	.12%	.83%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%	.65%	.65%	.67%H
Expenses net of fee waivers, if any	.66%H	.65%	.65%	.65%	.67%H
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.67%H
Net investment income (loss)	1.97%H	2.08%	1.43%	.94%	.79%H
Supplemental Data
Net assets, end of period (in millions)	$176	$175	$143	$170	$208
Portfolio turnover rateI	65%H,J	46%	56%	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.085	.177	.122	.081	.009
Net realized and unrealized gain (loss)	.071	.171	(.114)	(.011)	(.001)
Total from investment operations	.156	.348	.008	.070	.008
Distributions from net investment income	(.086)	(.158)	(.118)	(.080)	(.008)
Total distributions	(.086)	(.158)	(.118)	(.080)	(.008)
Net asset value, end of period	$8.79	$8.72	$8.53	$8.64	$8.65
Total ReturnC,D,E	1.80%	4.12%	.10%	.81%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.67%	.67%	.66%	.70%H
Expenses net of fee waivers, if any	.67%H	.67%	.67%	.66%	.70%H
Expenses net of all reductions	.67%H	.67%	.66%	.66%	.70%H
Net investment income (loss)	1.96%H	2.06%	1.42%	.93%	.76%H
Supplemental Data
Net assets, end of period (in millions)	$69	$71	$70	$81	$96
Portfolio turnover rateI	65%H,J	46%	56%	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.52	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.048	.104	.049	.007	(.001)
Net realized and unrealized gain (loss)	.071	.181	(.123)	(.006)	.002
Total from investment operations	.119	.285	(.074)	.001	.001
Distributions from net investment income	(.049)	(.085)	(.046)	(.011)	(.001)
Total distributions	(.049)	(.085)	(.046)	(.011)	(.001)
Net asset value, end of period	$8.79	$8.72	$8.52	$8.64	$8.65
Total ReturnC,D,E	1.37%	3.36%	(.86)%	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.51%	1.51%	1.52%	1.53%H
Expenses net of fee waivers, if any	1.52%H	1.51%	1.51%	1.52%	1.53%H
Expenses net of all reductions	1.52%H	1.51%	1.51%	1.51%	1.53%H
Net investment income (loss)	1.11%H	1.20%	.57%	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$39	$33	$52	$69	$84
Portfolio turnover rateI	65%H,J	46%	56%	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.52	$8.64	$8.65	$8.58	$8.60
Income from Investment Operations
Net investment income (loss)A	.094	.195	.140	.099	.087	.091
Net realized and unrealized gain (loss)	.071	.181	(.123)	(.011)	.065	(.029)
Total from investment operations	.165	.376	.017	.088	.152	.062
Distributions from net investment income	(.095)	(.176)	(.137)	(.098)	(.082)	(.082)
Total distributions	(.095)	(.176)	(.137)	(.098)	(.082)	(.082)
Net asset value, end of period	$8.79	$8.72	$8.52	$8.64	$8.65	$8.58
Total ReturnB,C	1.91%	4.47%	.20%	1.03%	1.79%	.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.18%F	2.28%	1.64%	1.15%	1.01%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$4,936	$5,017	$4,617	$5,423	$5,894	$5,278
Portfolio turnover rateG	65%F,H	46%	56%	56%	138%I	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.092	.191	.135	.094	.011
Net realized and unrealized gain (loss)	.071	.171	(.113)	(.010)	(.001)
Total from investment operations	.163	.362	.022	.084	.010
Distributions from net investment income	(.093)	(.172)	(.132)	(.094)	(.010)
Total distributions	(.093)	(.172)	(.132)	(.094)	(.010)
Net asset value, end of period	$8.79	$8.72	$8.53	$8.64	$8.65
Total ReturnC,D	1.88%	4.29%	.26%	.97%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.51%	.51%	.53%G
Expenses net of fee waivers, if any	.51%G	.51%	.51%	.51%	.53%G
Expenses net of all reductions	.51%G	.51%	.51%	.51%	.53%G
Net investment income (loss)	2.12%G	2.22%	1.58%	1.09%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$193	$334	$367	$425	$525
Portfolio turnover rateH	65%G,I	46%	56%	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class Z

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.72	$8.51
Income from Investment Operations
Net investment income (loss)B	.098	.190
Net realized and unrealized gain (loss)	.071	.189
Total from investment operations	.169	.379
Distributions from net investment income	(.099)	(.169)
Total distributions	(.099)	(.169)
Net asset value, end of period	$8.79	$8.72
Total ReturnC,D	1.95%	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	2.27%G	2.43%G
Supplemental Data
Net assets, end of period (in millions)	$99	$116
Portfolio turnover rateH	65%G,I	46%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $67 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$103,003
Gross unrealized depreciation	(1,991)
Net unrealized appreciation (depreciation)	$101,012
Tax cost	$5,439,699

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(9,829)
Long-term	(30,041)
Total capital loss carryforward	$(39,870)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	914,004	839,451

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$128	$12
Class M	-%	.15%	52	2
Class C	.75%	.25%	170	17
			$350	$31

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16
Class M	2
Class C(a)	4
$22

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$129.15
Class M	56.16
Class C	28.16
Short-Term Bond	2,402.10
Class I	187.16
Class Z	26.05
	$2,828

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 68,539 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $596,429. The net realized gain of $6,733 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Short-Term Bond Fund	$7

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$22

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Class A	$ --(a)

 (a) In the amount of less than five hundred dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$1,693	$2,937
Class M	683	1,288
Class C	192	481
Short-Term Bond	52,354	98,776
Class I	2,507	7,028
Class Z	1,174	1,100
Total	$58,603	$111,610

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019(a)	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	5,833	12,238	$50,878	$105,019
Reinvestment of distributions	183	322	1,599	2,772
Shares redeemed	(6,028)	(9,351)	(52,544)	(80,241)
Net increase (decrease)	(12)	3,209	$(67)	$27,550
Class M
Shares sold	867	2,557	$7,560	$21,913
Reinvestment of distributions	74	143	650	1,226
Shares redeemed	(1,248)	(2,805)	(10,874)	(24,055)
Net increase (decrease)	(307)	(105)	$(2,664)	$(916)
Class C
Shares sold	2,684	4,339	$23,409	$37,058
Reinvestment of distributions	21	53	182	458
Shares redeemed	(2,079)	(6,694)	(18,111)	(57,458)
Net increase (decrease)	626	(2,302)	$5,480	$(19,942)
Short-Term Bond
Shares sold	101,219	172,485	$882,027	$1,478,932
Reinvestment of distributions	5,192	10,340	45,281	88,859
Shares redeemed	(120,056)(b)	(149,285)	(1,045,382)(b)	(1,280,175)
Net increase (decrease)	(13,645)	33,540	$(118,074)	$287,616
Class I
Shares sold	5,177	15,706	$45,137	$134,818
Reinvestment of distributions	244	761	2,126	6,541
Shares redeemed	(21,740)(b)	(21,236)	(189,330)(b)	(182,371)
Net increase (decrease)	(16,319)	(4,769)	$(142,067)	$(41,012)
Class Z
Shares sold	2,782	14,778	$24,259	$126,967
Reinvestment of distributions	101	88	878	759
Shares redeemed	(4,865)	(1,616)	(42,357)	(13,910)
Net increase (decrease)	(1,982)	13,250	$(17,220)	$113,816

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.66%
Actual		$1,000.00	$1,018.00	$3.31
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Class M	.67%
Actual		$1,000.00	$1,018.00	$3.36
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Class C	1.52%
Actual		$1,000.00	$1,013.70	$7.61
Hypothetical-C		$1,000.00	$1,017.30	$7.62
Short-Term Bond	.45%
Actual		$1,000.00	$1,019.10	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.51%
Actual		$1,000.00	$1,018.80	$2.56
Hypothetical-C		$1,000.00	$1,022.33	$2.56
Class Z	.36%
Actual		$1,000.00	$1,019.50	$1.81
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class Z, and the retail class ranked below the competitive median for 2018 and the total expense ratio of each of Class C and Class I ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is below median. The Board noted that the total expense ratio of Class I was above the competitive median due to higher transfer agent fees from small average account sizes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2019.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STP-SANN-0420
1.538290.122

Fidelity® U.S. Bond Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	72.8%
AAA	3.9%
AA	2.1%
A	9.3%
BBB	12.5%
BB and Below	0.3%
Short-Term Investments and Net Other Assets*	(0.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	23.7%
U.S. Government and U.S. Government Agency Obligations	72.8%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.5%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.9)%

 * Foreign investments - 6.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.7%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	$4,405	$4,409
2.8% 2/17/21	7,396	7,457
2.95% 7/15/26	6,575	6,893
3.4% 5/15/25	7,618	8,128
3.55% 6/1/24	2,465	2,626
3.6% 7/15/25	5,210	5,605
3.8% 3/15/22	8,218	8,595
3.8% 2/15/27	7,396	8,094
4% 1/15/22	822	860
4.125% 2/17/26	22,450	24,949
4.35% 6/15/45	20,346	22,669
4.5% 3/9/48	7,864	8,966
4.55% 3/9/49	150	174
4.65% 6/1/44	6,467	7,311
4.75% 5/15/46	8,464	9,979
4.85% 7/15/45	2,465	2,888
4.9% 8/15/37	20,897	24,978
5.15% 11/15/46	9,083	11,269
5.15% 2/15/50	24,935	31,246
5.55% 8/15/41	5,999	7,769
6.35% 3/15/40	822	1,127
6.375% 3/1/41	5,629	7,567
British Telecommunications PLC 9.625% 12/15/30 (a)	3,710	5,875
Orange SA 5.5% 2/6/44	2,465	3,595
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	12,235
4.895% 3/6/48	3,000	3,652
5.213% 3/8/47	5,383	6,611
5.462% 2/16/21	2,219	2,295
5.52% 3/1/49	2,700	3,515
7.045% 6/20/36	2,136	3,082
Verizon Communications, Inc.:
2.625% 8/15/26	19,007	19,987
3.5% 11/1/24	2,465	2,668
4.125% 3/16/27	5,753	6,563
4.272% 1/15/36	19,951	23,879
4.4% 11/1/34	3,102	3,767
4.75% 11/1/41	822	1,072
5.012% 4/15/49	9,679	13,373
5.012% 8/21/54	10,319	14,499
5.25% 3/16/37	12,737	16,923
5.5% 3/16/47	22,089	32,343
6.55% 9/15/43	10,285	16,172
		405,665
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	2,465	3,682
The Walt Disney Co.:
2% 9/1/29	8,583	8,643
2.75% 9/1/49	8,574	8,668
3.7% 10/15/25	5,753	6,400
5.4% 10/1/43	3,184	4,564
5.65% 8/15/20	822	838
6.15% 3/1/37	3,250	4,743
6.15% 2/15/41	8,628	13,032
TWDC Enterprises 18 Corp. 2.3% 2/12/21	3,895	3,925
Viacom, Inc.:
4.25% 9/1/23	6,389	6,909
4.375% 3/15/43	2,165	2,327
		63,731
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	1,890	1,955
3.625% 5/19/21	3,107	3,194
		5,149
Media - 0.7%
CBS Corp.:
3.375% 2/15/28	8,670	9,232
4% 1/15/26	4,931	5,405
4.2% 6/1/29	7,390	8,291
4.6% 1/15/45	5,999	6,586
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	9,039	9,816
4.908% 7/23/25	6,557	7,347
5.125% 7/1/49	10,155	11,424
5.75% 4/1/48	4,297	5,124
6.384% 10/23/35	11,053	14,564
6.484% 10/23/45	3,854	4,957
Comcast Corp.:
1.625% 1/15/22	8,628	8,678
2.35% 1/15/27	19,558	20,215
2.65% 2/1/30	6,480	6,798
3.125% 7/15/22	2,465	2,570
3.15% 3/1/26	4,109	4,429
3.3% 2/1/27	9,788	10,636
3.375% 8/15/25	11,258	12,243
3.45% 2/1/50	6,100	6,732
3.7% 4/15/24	8,522	9,255
3.969% 11/1/47	4,274	5,028
4% 3/1/48	9,861	11,689
4.15% 10/15/28	15,490	17,952
4.65% 7/15/42	7,396	9,299
4.7% 10/15/48	30,922	40,575
4.75% 3/1/44	4,437	5,738
4.95% 10/15/58	6,180	8,444
6.4% 3/1/40	822	1,232
6.55% 7/1/39	2,465	3,760
6.95% 8/15/37	5,505	8,463
Discovery Communications LLC:
3.25% 4/1/23	1,922	1,999
4.875% 4/1/43	4,026	4,557
5% 9/20/37	3,820	4,386
5.2% 9/20/47	6,903	8,163
Fox Corp.:
4.03% 1/25/24 (b)	3,863	4,178
4.709% 1/25/29 (b)	8,530	10,002
5.476% 1/25/39 (b)	3,131	4,015
5.576% 1/25/49 (b)	7,653	10,287
Time Warner Cable, Inc.:
4.5% 9/15/42	9,039	9,409
7.3% 7/1/38	3,287	4,462
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,286
2.55% 2/15/22	2,309	2,368
3% 7/30/46	3,698	3,926
3.15% 9/17/25	7,782	8,493
4.125% 6/1/44	4,684	5,888
		362,901
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,665
3.625% 4/22/29	6,897	7,652
6.125% 11/15/37	6,874	9,787
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,169
3.625% 12/15/25	1,644	1,804
3.7% 11/15/49	5,000	5,462
4.1% 10/1/23	3,965	4,293
5.45% 10/1/43	4,746	6,373
Vodafone Group PLC:
2.5% 9/26/22	2,465	2,516
2.95% 2/19/23	5,670	5,901
3.75% 1/16/24	8,497	9,126
4.375% 5/30/28	21,035	24,196
5.125% 6/19/59	3,000	3,682
5.25% 5/30/48	19,643	24,790
		112,416

TOTAL COMMUNICATION SERVICES		949,862

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	6,533	6,561
1.7% 9/9/21	3,698	3,717
2.15% 3/13/20	7,026	7,026
2.3% 9/9/26	4,109	4,274
3.55% 1/12/24	20,052	21,510
Ford Motor Co. 4.75% 1/15/43	6,286	5,395
General Motors Co.:
5% 10/1/28	5,652	6,182
5.2% 4/1/45	3,509	3,505
6.6% 4/1/36	4,799	5,770
6.75% 4/1/46	5,880	6,919
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	6,097
3.85% 1/5/28	5,753	5,832
4% 1/15/25	5,071	5,366
4% 10/6/26	3,024	3,133
4.3% 7/13/25	10,190	10,799
4.35% 1/17/27	6,575	6,994
4.375% 9/25/21	7,552	7,806
5.65% 1/17/29	17,583	20,050
		136,936
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	1,644	2,177
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	3,904	3,951
3.75% 8/21/28	3,821	4,322
4.3% 2/21/48	4,084	4,876
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,326	3,120
3.959% 7/1/38	3,883	4,800
Northwestern University 4.643% 12/1/44	2,753	3,818
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,790
3.619% 10/1/37	822	973
Rice University 3.774% 5/15/55	1,560	1,992
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,237
University Notre Dame du Lac 3.438% 2/15/45	2,737	3,255
University of Southern California 5.25% 10/1/2111	1,644	2,782
		42,093
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,890	1,905
3.625% 9/1/49	10,170	10,929
3.7% 1/30/26	13,863	15,202
4.45% 3/1/47	4,667	5,652
4.875% 12/9/45	4,462	5,669
6.3% 3/1/38	5,789	8,420
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,878
Starbucks Corp.:
2.45% 6/15/26	8,218	8,569
3.8% 8/15/25	5,711	6,298
3.85% 10/1/23	1,540	1,657
4% 11/15/28	5,753	6,613
4.5% 11/15/48	3,863	4,602
		78,394
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	13,025	13,416
2.8% 8/22/24	5,325	5,615
3.15% 8/22/27	8,596	9,418
3.875% 8/22/37	4,159	4,999
4.05% 8/22/47	15,634	20,014
4.25% 8/22/57	5,457	7,314
4.8% 12/5/34	4,931	6,528
		67,304
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,585
4% 5/15/25	6,575	7,226
Kohl's Corp. 4.75% 12/15/23	1,748	1,884
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	2,220	2,228
4.3% 2/15/43	3,904	3,149
Nordstrom, Inc.:
4% 3/15/27	3,706	3,950
5% 1/15/44	1,644	1,601
Target Corp.:
3.9% 11/15/47	7,141	8,615
4% 7/1/42	5,753	7,026
		43,264
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,082	3,387
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,300
3.25% 4/15/25	3,287	3,521
3.7% 4/15/22	4,520	4,710
3.75% 6/1/27	4,770	5,308
Lowe's Companies, Inc.:
3.65% 4/5/29	8,801	9,758
3.7% 4/15/46	2,876	3,091
4.05% 5/3/47	9,450	10,647
4.55% 4/5/49	7,782	9,533
4.625% 4/15/20	1,644	1,648
4.65% 4/15/42	5,342	6,566
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,483
The Home Depot, Inc.:
2.8% 9/14/27	4,109	4,397
2.95% 6/15/29	4,680	5,059
3% 4/1/26	8,242	8,926
3.125% 12/15/49	5,500	5,841
3.75% 2/15/24	5,527	6,028
3.9% 12/6/28	4,733	5,440
3.9% 6/15/47	7,048	8,434
4.2% 4/1/43	1,294	1,574
4.25% 4/1/46	2,696	3,334
4.5% 12/6/48	6,139	7,947
4.875% 2/15/44	2,362	3,151
5.875% 12/16/36	8,546	12,349
		136,432
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	3,698	4,255

TOTAL CONSUMER DISCRETIONARY		508,678

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,321	2,396
3.3% 2/1/23	7,572	7,953
3.65% 2/1/26	49,741	54,385
4.625% 2/1/44	4,725	5,660
4.7% 2/1/36	4,002	4,702
4.9% 2/1/46	14,940	18,310
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	1,915	1,964
4.15% 1/23/25	11,546	12,848
4.439% 10/6/48	6,076	7,085
4.6% 4/15/48	15,408	18,422
5.55% 1/23/49	21,688	29,379
5.8% 1/23/59 (Reg. S)	11,463	16,194
8.2% 1/15/39	2,301	3,791
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	8,868
3.7% 12/6/26	6,204	6,804
5.25% 11/15/48	5,950	7,777
Dr. Pepper Snapple Group, Inc.:
4.057% 5/25/23	12,326	13,233
4.985% 5/25/38	5,916	7,133
5.085% 5/25/48	8,000	10,169
Molson Coors Beverage Co.:
2.1% 7/15/21	4,026	4,057
3% 7/15/26	14,299	14,948
4.2% 7/15/46	10,872	11,292
PepsiCo, Inc.:
2.15% 10/14/20	9,861	9,890
2.25% 5/2/22	9,861	10,063
2.375% 10/6/26	5,547	5,809
3% 10/15/27	14,965	16,351
3.6% 8/13/42	2,465	2,869
4.25% 10/22/44	4,931	6,177
4.45% 4/14/46	4,766	6,255
The Coca-Cola Co.:
1.55% 9/1/21	3,279	3,294
2.2% 5/25/22	12,326	12,604
2.875% 10/27/25	7,873	8,502
3.15% 11/15/20	3,041	3,074
		352,258
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	4,931	5,216
Kroger Co.:
2.65% 10/15/26	2,342	2,424
3.5% 2/1/26	3,287	3,562
3.95% 1/15/50	3,000	3,122
5.15% 8/1/43	2,240	2,808
5.4% 1/15/49	5,349	6,788
Sysco Corp.:
3.3% 7/15/26	2,696	2,926
3.3% 2/15/50	11,600	11,705
3.75% 10/1/25	4,684	5,195
Walgreen Co. 3.1% 9/15/22	2,342	2,413
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	4,109	4,320
4.65% 6/1/46	4,520	4,729
Walmart, Inc.:
2.95% 9/24/49	5,200	5,536
3.3% 4/22/24	15,613	16,811
3.4% 6/26/23	7,692	8,226
3.7% 6/26/28	10,108	11,469
4.05% 6/29/48	14,931	18,894
4.3% 4/22/44	4,931	6,259
5.625% 4/1/40	1,644	2,432
5.625% 4/15/41	3,780	5,710
6.5% 8/15/37	6,800	10,644
		141,189
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	3,904	3,979
4.8% 3/15/48	11,504	14,046
Conagra Brands, Inc.:
3.2% 1/25/23	7,236	7,507
3.8% 10/22/21	3,863	4,016
4.3% 5/1/24	7,372	8,010
4.85% 11/1/28	11,201	13,015
5.3% 11/1/38	4,072	4,942
5.4% 11/1/48	7,376	9,333
General Mills, Inc.:
3.7% 10/17/23	11,463	12,317
4.2% 4/17/28	14,134	16,286
4.55% 4/17/38	5,010	5,990
H.J. Heinz Co.:
3% 6/1/26	24,023	23,920
4.375% 6/1/46	5,613	5,184
4.625% 1/30/29	6,000	6,489
5% 7/15/35	2,876	3,049
5.2% 7/15/45	4,256	4,306
Kellogg Co.:
3.125% 5/17/22	1,540	1,594
3.25% 4/1/26	3,057	3,320
4.3% 5/15/28	4,931	5,685
Kraft Foods Group, Inc.:
3.5% 6/6/22	9,574	9,747
5% 6/4/42	2,321	2,331
The J.M. Smucker Co. 2.5% 3/15/20	4,684	4,684
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,794
4% 3/1/26	6,056	6,761
4.35% 3/1/29	7,396	8,684
5.1% 9/28/48	7,664	9,994
Unilever Capital Corp.:
2% 7/28/26	1,716	1,789
3.1% 7/30/25	2,383	2,578
		206,350
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,900
Kimberly-Clark Corp.:
2.4% 3/1/22	4,274	4,369
2.4% 6/1/23	6,575	6,807
3.2% 7/30/46	2,055	2,246
3.95% 11/1/28	7,000	8,159
Procter & Gamble Co.:
2.3% 2/6/22	3,863	3,950
2.85% 8/11/27	3,698	4,065
3.1% 8/15/23	8,218	8,745
		47,241
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	5,753	5,910
3.8% 2/14/24	3,821	4,103
3.875% 9/16/46	8,218	7,996
4.25% 8/9/42	8,036	8,182
4.8% 2/14/29	10,905	12,475
5.8% 2/14/39	7,684	9,438
5.95% 2/14/49	8,546	10,850
BAT Capital Corp.:
2.764% 8/15/22	7,807	7,995
3.222% 8/15/24	8,464	8,888
3.557% 8/15/27	17,397	18,366
4.39% 8/15/37	8,920	9,413
4.54% 8/15/47	13,757	14,254
4.758% 9/6/49	3,500	3,771
Philip Morris International, Inc.:
1.875% 2/25/21	12,326	12,348
2.125% 5/10/23	2,547	2,587
2.75% 2/25/26	3,082	3,210
3.6% 11/15/23	3,017	3,242
3.875% 8/21/42	3,965	4,331
4.125% 3/4/43	8,218	9,292
4.5% 3/26/20	1,644	1,647
4.875% 11/15/43	4,931	6,185
6.375% 5/16/38	1,192	1,721
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,405
4.85% 9/15/23	1,479	1,636
5.85% 8/15/45	3,484	4,168
7.25% 6/15/37	5,933	7,863
		186,276

TOTAL CONSUMER STAPLES		933,314

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,765	20,925
5.125% 9/15/40	1,644	1,975
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,123	3,313
Halliburton Co.:
2.92% 3/1/30	7,920	7,765
3.8% 11/15/25	8,530	9,356
5% 11/15/45	6,196	6,653
7.45% 9/15/39	1,233	1,757
		51,744
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.:
4.375% 10/15/28	14,646	15,405
5.1% 9/1/40	2,465	2,463
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,276
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,531
3.062% 3/17/22	3,082	3,180
3.279% 9/19/27	10,470	11,249
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,889
3.9% 2/1/25	1,540	1,673
4.95% 6/1/47	5,259	6,258
6.25% 3/15/38	5,629	7,277
Cenovus Energy, Inc.:
3% 8/15/22	1,397	1,439
3.8% 9/15/23	1,438	1,523
4.25% 4/15/27	7,807	8,369
5.4% 6/15/47	7,724	8,474
6.75% 11/15/39	1,644	2,025
Chevron Corp.:
1.961% 3/3/20	7,088	7,088
2.1% 5/16/21	11,299	11,403
2.895% 3/3/24	19,336	20,285
2.954% 5/16/26	9,039	9,697
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,500	2,506
4.5% 6/1/25	2,732	3,045
ConocoPhillips Co.:
4.95% 3/15/26	20,174	23,583
5.95% 3/15/46	4,931	7,328
6.5% 2/1/39	6,187	9,057
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,088
Devon Energy Corp.:
5% 6/15/45	2,876	3,094
5.6% 7/15/41	2,362	2,688
Ecopetrol SA:
5.375% 6/26/26	3,895	4,370
5.875% 5/28/45	3,123	3,720
7.375% 9/18/43	4,060	5,524
Enbridge Energy Partners LP 4.2% 9/15/21	7,149	7,359
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,456
5.5% 12/1/46	11,908	15,891
Encana Corp.:
3.9% 11/15/21	4,026	4,153
6.5% 2/1/38	7,299	8,015
Energy Transfer Partners LP:
3.6% 2/1/23	7,026	7,278
3.75% 5/15/30	13,750	13,935
4.95% 6/15/28	7,749	8,539
5% 5/15/50	5,000	5,068
5.15% 3/15/45	6,575	6,868
5.8% 6/15/38	7,200	8,042
6% 6/15/48	16,127	18,113
6.25% 4/15/49	2,395	2,760
Enterprise Products Operating LP:
3.7% 2/15/26	1,454	1,582
3.95% 2/15/27	21,267	23,522
4.05% 2/15/22	7,663	8,061
4.2% 1/31/50	4,890	5,192
4.25% 2/15/48	16,386	17,559
4.8% 2/1/49	6,035	7,039
4.85% 8/15/42	2,055	2,392
4.85% 3/15/44	4,109	4,833
4.9% 5/15/46	3,517	4,113
5.7% 2/15/42	1,644	2,048
7.55% 4/15/38	1,644	2,457
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,145
Equinor ASA:
3.625% 9/10/28	9,927	11,203
3.7% 3/1/24	2,999	3,251
5.1% 8/17/40	1,644	2,196
Exxon Mobil Corp.:
2.726% 3/1/23	8,218	8,514
3.043% 3/1/26	6,846	7,373
3.567% 3/6/45	5,464	6,109
Hess Corp.:
3.5% 7/15/24	3,123	3,243
5.6% 2/15/41	2,794	3,020
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,468
3.5% 9/1/23	1,644	1,719
3.95% 9/1/22	5,753	6,024
4.25% 9/1/24	12,326	13,465
5% 3/1/43	822	898
5.5% 3/1/44	5,750	6,873
5.625% 9/1/41	822	945
6.55% 9/15/40	2,465	3,191
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	9,142
5.2% 3/1/48	7,215	8,551
5.3% 12/1/34	7,026	8,359
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,913
5% 3/1/26	2,465	2,867
Marathon Oil Corp.:
3.85% 6/1/25	5,753	6,079
5.2% 6/1/45	4,109	4,595
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	5,466
4.75% 12/15/23	4,697	5,127
5.125% 3/1/21	822	845
6.5% 3/1/41	822	1,109
MPLX LP:
4.125% 3/1/27	7,765	8,326
4.7% 4/15/48	16,024	16,703
4.8% 2/15/29	7,552	8,462
5.2% 3/1/47	5,029	5,301
5.5% 2/15/49	7,130	8,009
Nexen, Inc. 5.875% 3/10/35	3,048	4,166
Noble Energy, Inc.:
4.2% 10/15/49	3,600	3,466
4.95% 8/15/47	11,341	11,787
Occidental Petroleum Corp.:
2.7% 8/15/22	3,688	3,758
2.7% 2/15/23	4,931	4,975
2.9% 8/15/24	7,875	7,981
3.125% 2/15/22	1,644	1,683
3.2% 8/15/26	4,452	4,533
3.4% 4/15/26	2,794	2,858
3.45% 7/15/24	4,109	4,201
3.5% 8/15/29	10,729	10,826
4.1% 2/15/47	2,317	2,072
4.2% 3/15/48	4,790	4,471
4.3% 8/15/39	2,044	1,963
4.4% 4/15/46	4,191	3,797
4.4% 8/15/49	2,045	1,946
4.5% 7/15/44	6,570	6,273
4.85% 3/15/21	8,337	8,555
6.2% 3/15/40	6,644	7,533
6.45% 9/15/36	2,199	2,598
6.6% 3/15/46	3,821	4,639
ONEOK Partners LP 3.375% 10/1/22	4,109	4,251
ONEOK, Inc.:
4.45% 9/1/49	4,800	4,925
4.95% 7/13/47	4,807	5,269
5.2% 7/15/48	2,482	2,822
Petro-Canada 6.8% 5/15/38	6,940	10,131
Petroleos Mexicanos:
5.35% 2/12/28	7,620	7,445
5.625% 1/23/46	2,514	2,202
5.95% 1/28/31 (b)	6,700	6,505
6.35% 2/12/48	17,798	16,476
6.49% 1/23/27 (b)	15,353	16,082
6.5% 3/13/27	13,397	14,017
6.75% 9/21/47	10,876	10,415
6.84% 1/23/30 (b)	14,291	14,934
7.69% 1/23/50 (b)	18,815	19,643
Phillips 66 Co.:
4.875% 11/15/44	822	989
5.875% 5/1/42	7,807	10,618
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,131
4.65% 10/15/25	10,066	10,966
4.9% 2/15/45	1,561	1,481
6.65% 1/15/37	2,297	2,717
Shell International Finance BV:
1.75% 9/12/21	5,342	5,366
2% 11/7/24	8,100	8,261
2.125% 5/11/20	6,821	6,825
2.375% 8/21/22	2,465	2,524
2.375% 11/7/29	14,500	14,783
3.125% 11/7/49	11,500	11,832
3.25% 5/11/25	11,637	12,540
3.5% 11/13/23	5,753	6,131
3.875% 11/13/28	7,000	7,933
4% 5/10/46	3,287	3,843
4.375% 5/11/45	10,930	13,481
6.375% 12/15/38	3,452	5,230
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	14,399
4.75% 3/15/24	3,965	4,362
Suncor Energy, Inc.:
3.6% 12/1/24	5,823	6,294
4% 11/15/47	4,109	4,513
6.85% 6/1/39	1,644	2,418
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	6,180	6,531
5.3% 4/1/44	4,766	4,990
5.4% 10/1/47	4,520	4,792
The Williams Companies, Inc.:
4.55% 6/24/24	4,663	5,109
5.75% 6/24/44	1,561	1,850
Total Capital International SA:
2.7% 1/25/23	1,561	1,614
2.75% 6/19/21	4,931	5,010
2.875% 2/17/22	3,431	3,531
3.455% 2/19/29	17,537	19,404
3.461% 7/12/49	5,360	5,868
3.75% 4/10/24	1,644	1,788
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,198
4.75% 5/15/38	8,622	10,023
4.875% 1/15/26	4,109	4,663
4.875% 5/15/48	4,043	4,879
5.1% 3/15/49	2,874	3,582
6.1% 6/1/40	5,505	7,703
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	6,369	6,828
4.6% 3/15/48	3,287	3,638
Valero Energy Corp.:
4% 4/1/29	7,664	8,332
6.625% 6/15/37	4,454	6,053
Western Gas Partners LP:
3.1% 2/1/25	2,490	2,488
4% 7/1/22	2,465	2,524
4.05% 2/1/30	3,600	3,546
4.5% 3/1/28	5,753	5,783
4.75% 8/15/28	7,232	7,408
5.3% 3/1/48	5,753	5,226
Williams Partners LP:
3.35% 8/15/22	2,301	2,388
3.75% 6/15/27	19,197	20,136
3.9% 1/15/25	2,897	3,113
4.85% 3/1/48	6,928	7,304
		1,170,410

TOTAL ENERGY		1,222,154

FINANCIALS - 7.5%
Banks - 4.1%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,394
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(c)	20,750	20,910
2.503% 10/21/22	7,396	7,515
2.625% 4/19/21	5,753	5,824
3.004% 12/20/23 (a)	8,707	9,023
3.194% 7/23/30 (a)	32,166	34,435
3.248% 10/21/27	3,082	3,311
3.366% 1/23/26 (a)	21,711	23,213
3.419% 12/20/28 (a)	14,895	16,094
3.593% 7/21/28 (a)	9,122	9,960
3.705% 4/24/28 (a)	7,232	7,917
3.864% 7/23/24 (a)	19,969	21,366
3.97% 3/5/29 (a)	18,000	20,252
3.974% 2/7/30 (a)	11,619	13,172
4% 4/1/24	3,997	4,350
4% 1/22/25	4,931	5,372
4.1% 7/24/23	5,753	6,230
4.183% 11/25/27	4,232	4,700
4.2% 8/26/24	6,985	7,668
4.25% 10/22/26	3,287	3,670
4.271% 7/23/29 (a)	14,800	17,032
4.33% 3/15/50 (a)	10,757	13,774
4.443% 1/20/48 (a)	12,532	16,005
4.45% 3/3/26	10,683	12,058
5% 1/21/44	4,412	5,983
Bank of Montreal:
3.3% 2/5/24	13,320	14,187
3.803% 12/15/32 (a)	9,580	10,325
Bank of Nova Scotia:
3.4% 2/11/24	33,229	35,306
4.375% 1/13/21	822	841
4.5% 12/16/25	13,050	14,743
Barclays PLC:
3.25% 1/12/21	6,164	6,251
3.932% 5/7/25 (a)	13,028	13,856
4.337% 1/10/28	4,602	5,069
4.375% 1/12/26	4,289	4,733
4.836% 5/9/28	7,889	8,728
4.95% 1/10/47	13,280	16,149
5.25% 8/17/45	4,602	5,846
BB&T Corp.:
2.75% 4/1/22	7,289	7,474
3.75% 12/6/23	14,460	15,613
BNP Paribas SA 2.375% 5/21/20	9,533	9,549
BPCE SA 4% 4/15/24	1,716	1,855
Capital One Bank NA 3.375% 2/15/23	2,079	2,175
Capital One NA 2.25% 9/13/21	7,396	7,470
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (a)(c)	16,435	17,570
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	9,244	10,002
2.35% 8/2/21	17,339	17,537
2.75% 4/25/22	11,989	12,263
3.142% 1/24/23 (a)	18,901	19,377
3.668% 7/24/28 (a)	6,229	6,823
3.7% 1/12/26	9,146	10,006
3.887% 1/10/28 (a)	3,698	4,093
3.98% 3/20/30 (a)	13,412	15,178
4.125% 7/25/28	12,688	14,096
4.4% 6/10/25	3,287	3,658
4.6% 3/9/26	4,931	5,580
4.65% 7/23/48	11,650	15,425
4.75% 5/18/46	6,467	8,158
5.3% 5/6/44	1,644	2,175
5.5% 9/13/25	4,109	4,811
5.875% 1/30/42	1,377	2,029
8.125% 7/15/39	6,575	11,407
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,582	3,617
4.3% 12/3/25	1,554	1,735
Comerica, Inc. 3.8% 7/22/26	2,999	3,301
Commonwealth Bank of Australia New York Branch 2.3% 3/12/20	6,204	6,205
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	12,311
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	10,296	10,836
3.8% 6/9/23	16,435	17,463
4.55% 4/17/26	6,985	7,879
4.875% 5/15/45	4,289	5,645
Credit Suisse New York Branch:
3% 10/29/21	2,573	2,633
3.625% 9/9/24	8,156	8,763
Discover Bank 4.2% 8/8/23	5,753	6,185
Export-Import Bank of Korea:
2.875% 1/21/25	6,245	6,648
5% 4/11/22	5,071	5,444
Fifth Third Bancorp:
2.6% 6/15/22	6,146	6,317
3.5% 3/15/22	1,356	1,409
8.25% 3/1/38	1,708	2,849
HSBC Holdings PLC:
2.65% 1/5/22	17,257	17,569
3.4% 3/8/21	8,711	8,864
3.803% 3/11/25 (a)	26,696	28,569
3.9% 5/25/26	9,039	9,895
4.25% 8/18/25	4,602	4,983
4.292% 9/12/26 (a)	13,847	15,241
4.375% 11/23/26	23,584	25,625
4.875% 1/14/22	8,300	8,788
5.1% 4/5/21	2,301	2,386
5.25% 3/14/44	3,946	4,970
6.5% 9/15/37	8,628	12,047
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,209
Huntington Bancshares, Inc.:
2.3% 1/14/22	14,792	14,934
3.15% 3/14/21	7,807	7,909
Japan Bank International Cooperation:
1.875% 7/21/26	3,260	3,369
2.125% 2/10/25	1,716	1,786
2.25% 11/4/26	4,486	4,721
2.375% 11/16/22	9,438	9,746
2.375% 4/20/26	10,730	11,355
2.75% 1/21/26	2,720	2,945
2.875% 6/1/27	6,246	6,897
3.125% 7/20/21	3,386	3,475
3.25% 7/20/28	7,396	8,457
JPMorgan Chase & Co.:
2.776% 4/25/23 (a)	4,109	4,209
2.95% 10/1/26	20,733	21,980
3.22% 3/1/25 (a)	14,331	15,134
3.25% 9/23/22	3,287	3,425
3.3% 4/1/26	7,396	7,997
3.375% 5/1/23	1,561	1,640
3.509% 1/23/29 (a)	26,000	28,379
3.54% 5/1/28 (a)	13,970	15,264
3.559% 4/23/24 (a)	8,218	8,683
3.797% 7/23/24 (a)	11,382	12,166
3.875% 9/10/24	26,892	29,125
3.882% 7/24/38 (a)	3,698	4,238
3.9% 7/15/25	17,750	19,559
3.964% 11/15/48 (a)	7,724	9,193
4.005% 4/23/29 (a)	16,874	18,998
4.125% 12/15/26	4,828	5,432
4.203% 7/23/29 (a)	15,399	17,737
4.35% 8/15/21	1,644	1,708
4.452% 12/5/29 (a)	10,040	11,706
4.5% 1/24/22	10,683	11,257
4.625% 5/10/21	1,233	1,278
4.85% 2/1/44	4,109	5,467
4.95% 6/1/45	7,843	10,536
5.5% 10/15/40	4,684	6,502
5.6% 7/15/41	1,233	1,747
5.625% 8/16/43	4,109	5,777
KeyBank NA 3.4% 5/20/26	4,289	4,630
KeyCorp 2.9% 9/15/20	4,766	4,802
Lloyds Bank PLC:
3.5% 5/14/25	7,067	7,621
4.344% 1/9/48	12,326	13,966
4.65% 3/24/26	7,067	7,742
Lloyds Banking Group PLC:
3.1% 7/6/21	8,218	8,375
4.582% 12/10/25	9,580	10,470
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,289	4,340
2.801% 7/18/24	6,706	7,005
2.998% 2/22/22	7,560	7,770
3.195% 7/18/29	11,687	12,525
3.751% 7/18/39	6,514	7,606
3.85% 3/1/26	5,407	6,011
3.961% 3/2/28	18,079	20,396
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (a)(c)	11,200	11,296
2.591% 5/25/31 (a)	13,600	13,752
2.953% 2/28/22	7,067	7,260
3.549% 3/5/23	9,861	10,381
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,452
Nordic Investment Bank 2.125% 2/1/22	3,260	3,327
Oesterreichische Kontrollbank:
2.375% 10/1/21	3,883	3,961
2.875% 9/7/21	3,455	3,547
PNC Bank NA:
2.6% 7/21/20	5,730	5,750
2.625% 2/17/22	9,861	10,075
PNC Financial Services Group, Inc.:
2.2% 11/1/24	5,540	5,703
2.6% 7/23/26	20,000	21,033
3.5% 1/23/24	14,370	15,306
3.9% 4/29/24	4,643	5,018
Rabobank Nederland:
3.75% 7/21/26	15,819	17,158
3.95% 11/9/22	4,546	4,785
4.375% 8/4/25	5,147	5,715
4.5% 1/11/21	822	844
5.25% 5/24/41	2,465	3,546
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,502
3.375% 5/21/25	3,217	3,486
Regions Financial Corp. 2.75% 8/14/22	6,229	6,397
Royal Bank of Canada:
2.15% 3/6/20	5,403	5,403
2.75% 2/1/22	10,683	10,991
4.65% 1/27/26	10,675	12,344
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	7,000	8,150
3.498% 5/15/23 (a)	8,411	8,685
3.754% 11/1/29 (a)	10,600	11,020
3.875% 9/12/23	3,260	3,467
4.445% 5/8/30 (a)	5,748	6,561
4.8% 4/5/26	5,424	6,201
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,360
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,268
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	7,400	7,544
2.442% 10/19/21	12,326	12,515
2.75% 1/15/30	7,000	7,250
2.778% 10/18/22	6,204	6,401
2.784% 7/12/22	8,620	8,890
2.846% 1/11/22	8,711	8,931
3.102% 1/17/23	31,345	32,703
3.936% 10/16/23	12,886	13,932
Synchrony Bank 3% 6/15/22	5,753	5,916
The Toronto-Dominion Bank:
2.5% 12/14/20	11,522	11,602
3.5% 7/19/23	8,218	8,789
U.S. Bancorp:
2.625% 1/24/22	11,402	11,667
3% 7/30/29	8,900	9,489
3.1% 4/27/26	7,396	7,973
4.125% 5/24/21	2,465	2,541
Wells Fargo & Co.:
2.1% 7/26/21	8,218	8,293
2.406% 10/30/25 (a)	41,860	42,878
2.572% 2/11/31 (a)	19,310	19,681
2.6% 7/22/20	6,279	6,302
2.625% 7/22/22	12,145	12,450
3% 10/23/26	16,706	17,712
3.3% 9/9/24	3,800	4,061
3.45% 2/13/23	3,020	3,166
3.55% 9/29/25	3,484	3,788
3.75% 1/24/24	35,240	37,895
3.9% 5/1/45	3,911	4,618
4.1% 6/3/26	2,650	2,924
4.4% 6/14/46	5,868	6,933
4.48% 1/16/24	3,135	3,436
4.75% 12/7/46	13,148	16,515
4.9% 11/17/45	7,928	10,024
5.375% 11/2/43	1,520	2,007
5.606% 1/15/44	9,352	12,739
Westpac Banking Corp.:
2% 8/19/21	7,051	7,118
2.3% 5/26/20	2,465	2,469
2.5% 6/28/22	20,897	21,501
2.85% 5/13/26	3,904	4,116
3.3% 2/26/24	26,696	28,398
4.421% 7/24/39	4,790	5,602
Zions Bancorp NA 4.5% 6/13/23	171	185
		2,098,660
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,220
Bank of New York Mellon Corp.:
2.6% 8/17/20	7,724	7,750
2.6% 2/7/22	8,218	8,388
2.8% 5/4/26	4,626	4,915
2.95% 1/29/23	12,326	12,802
BlackRock, Inc.:
3.5% 3/18/24	2,383	2,572
4.25% 5/24/21	5,342	5,542
Deutsche Bank AG 4.5% 4/1/25	2,573	2,564
Deutsche Bank AG London Branch 4.1% 1/13/26	9,900	10,315
Deutsche Bank AG New York Branch:
2.95% 8/20/20	8,054	8,085
3.3% 11/16/22	7,560	7,759
3.7% 5/30/24	8,054	8,363
3.95% 2/27/23	14,178	14,718
4.1% 1/13/26	17,914	18,575
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,478
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,334
Goldman Sachs Group, Inc.:
2.35% 11/15/21	22,557	22,680
2.6% 2/7/30	10,000	10,173
3% 4/26/22	13,740	13,942
3.2% 2/23/23	19,041	19,911
3.5% 1/23/25	22,109	23,635
3.625% 1/22/23	7,396	7,801
3.625% 2/20/24	8,628	9,221
3.75% 2/25/26	4,782	5,227
3.85% 7/8/24	3,123	3,373
3.85% 1/26/27	24,850	27,313
4.25% 10/21/25	4,109	4,488
4.411% 4/23/39 (a)	3,900	4,640
4.75% 10/21/45	12,967	16,579
5.25% 7/27/21	3,698	3,881
5.75% 1/24/22	3,534	3,803
5.95% 1/15/27	12,326	15,112
6% 6/15/20	1,356	1,373
6.75% 10/1/37	16,810	24,087
Intercontinental Exchange, Inc.:
3.75% 12/1/25	4,725	5,209
3.75% 9/21/28	7,667	8,574
4% 10/15/23	3,082	3,343
4.25% 9/21/48	5,800	7,072
Merrill Lynch & Co., Inc. 7.75% 5/14/38	3,431	5,551
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (a)(c)	6,212	7,567
2.625% 11/17/21	14,282	14,539
2.72% 7/22/25 (a)	15,600	16,147
2.75% 5/19/22	9,861	10,131
3.125% 1/23/23	50,292	52,476
3.125% 7/27/26	4,602	4,905
3.591% 7/22/28 (a)	6,985	7,645
3.7% 10/23/24	4,931	5,362
3.75% 2/25/23	5,568	5,926
3.772% 1/24/29 (a)	10,090	11,187
3.875% 4/29/24	12,064	13,114
3.875% 1/27/26	4,315	4,772
3.95% 4/23/27	28,092	30,926
3.971% 7/22/38 (a)	5,136	5,917
4.3% 1/27/45	1,644	2,020
4.375% 1/22/47	9,122	11,595
5.5% 7/28/21	2,794	2,945
5.75% 1/25/21	4,109	4,256
6.375% 7/24/42	2,383	3,646
7.25% 4/1/32	822	1,218
State Street Corp. 2.65% 5/19/26	6,204	6,533
		592,195
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	11,783	12,003
3.5% 5/26/22	7,765	7,983
3.65% 7/21/27	3,698	3,812
3.875% 1/23/28	12,902	13,572
4.45% 12/16/21	6,903	7,192
4.45% 10/1/25	8,094	8,928
4.5% 5/15/21	11,587	11,970
4.625% 7/1/22	7,765	8,227
4.875% 1/16/24	7,026	7,646
American Express Co.:
2.5% 8/1/22	10,321	10,523
2.5% 7/30/24	14,370	14,883
4.05% 12/3/42	5,732	7,217
Capital One Financial Corp.:
3.2% 1/30/23	11,439	11,877
3.75% 7/28/26	8,013	8,585
3.75% 3/9/27	19,065	20,827
3.8% 1/31/28	10,683	11,657
3.9% 1/29/24	14,020	15,010
4.75% 7/15/21	3,287	3,427
Discover Financial Services:
4.5% 1/30/26	15,464	17,219
5.2% 4/27/22	822	885
Ford Motor Credit Co. LLC:
3.2% 1/15/21	3,088	3,108
3.219% 1/9/22	3,002	3,015
3.336% 3/18/21	3,646	3,678
3.815% 11/2/27	8,736	8,318
4.134% 8/4/25	5,753	5,838
4.25% 9/20/22	1,544	1,589
4.375% 8/6/23	3,431	3,556
4.389% 1/8/26	2,822	2,849
5.584% 3/18/24	8,218	8,793
5.875% 8/2/21	9,348	9,772
GE Capital International Funding Co.:
2.342% 11/15/20	4,679	4,692
3.373% 11/15/25	23,667	25,231
4.418% 11/15/35	26,211	29,930
John Deere Capital Corp.:
2.05% 3/10/20	6,307	6,308
2.55% 1/8/21	8,547	8,618
2.65% 6/24/24	8,596	9,047
2.65% 6/10/26	4,109	4,379
2.7% 1/6/23	8,218	8,535
2.8% 1/27/23	4,109	4,289
2.8% 3/6/23	2,671	2,786
2.8% 9/8/27	5,753	6,199
3.45% 3/7/29	16,435	18,590
Synchrony Financial:
3.7% 8/4/26	3,881	4,082
4.375% 3/19/24	9,249	9,967
5.15% 3/19/29	22,382	26,097
Toyota Motor Credit Corp.:
1.9% 4/8/21	1,644	1,657
2.15% 3/12/20	5,547	5,548
2.6% 1/11/22	6,575	6,731
2.7% 1/11/23	8,218	8,571
2.75% 5/17/21	2,136	2,172
3.35% 1/8/24	11,496	12,356
		459,744
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 2.375% 3/9/22	4,602	4,716
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	9,754	12,074
5.75% 1/15/40	4,109	5,951
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	10,243
4.5% 2/11/43	1,644	2,103
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	11,352
3.017% 1/16/27	7,807	8,289
3.224% 4/14/24	12,454	13,203
3.245% 5/6/22	6,369	6,612
4.5% 10/1/20	1,644	1,672
Brixmor Operating Partnership LP:
3.25% 9/15/23	3,854	4,053
3.9% 3/15/27	4,635	5,086
4.125% 6/15/26	6,204	6,879
4.125% 5/15/29	5,548	6,195
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	6,981
2.6% 11/15/29	7,940	8,239
3.4% 11/15/49	8,600	9,484
Export Development Canada:
2.625% 2/21/24	9,580	10,171
2.75% 3/15/23	37,520	39,502
General Electric Capital Corp.:
4.65% 10/17/21	1,648	1,720
5.875% 1/14/38	3,677	4,716
6.15% 8/7/37	447	586
6.875% 1/10/39	942	1,326
KfW:
1.5% 4/20/20	2,321	2,321
1.5% 6/15/21	24,538	24,678
1.875% 6/30/20	4,660	4,671
2% 10/4/22	20,692	21,245
2% 5/2/25	3,143	3,292
2.125% 3/7/22	6,724	6,882
2.125% 1/17/23	9,861	10,171
2.375% 12/29/22	27,223	28,292
2.5% 11/20/24	8,567	9,142
2.625% 2/28/24	16,765	17,834
2.75% 10/1/20	3,431	3,463
2.875% 4/3/28	12,622	14,294
3.125% 12/15/21	15,860	16,447
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	7,259
2.5% 11/15/27	7,264	7,979
Voya Financial, Inc.:
3.65% 6/15/26	12,975	14,354
5.7% 7/15/43	3,082	4,369
		377,846
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	3,468	3,827
4.35% 11/3/45	3,287	4,254
AFLAC, Inc. 4% 10/15/46	3,107	3,679
Allstate Corp.:
3.28% 12/15/26	3,879	4,217
4.2% 12/15/46	6,212	7,963
American International Group, Inc.:
3.375% 8/15/20	4,746	4,785
3.75% 7/10/25	2,342	2,555
3.875% 1/15/35	2,219	2,532
3.9% 4/1/26	3,098	3,428
4.2% 4/1/28	15,243	17,269
4.5% 7/16/44	7,293	8,945
4.7% 7/10/35	4,766	5,880
4.75% 4/1/48	8,077	10,210
4.875% 6/1/22	7,396	7,881
6.4% 12/15/20	2,383	2,475
Aon PLC:
3.5% 6/14/24	1,644	1,761
4% 11/27/23	2,465	2,662
4.6% 6/14/44	1,315	1,663
4.75% 5/15/45	4,832	6,151
Baylor Scott & White Holdings 3.967% 11/15/46	2,055	2,527
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	7,896
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	6,102
3.6% 8/19/49	6,993	7,686
4.4% 3/15/48	7,979	9,962
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,420
4.35% 3/1/48	2,500	2,856
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	3,904	3,904
3.5% 6/3/24	1,561	1,669
3.875% 3/15/24	7,807	8,489
4.05% 10/15/23	5,568	6,020
4.2% 3/1/48	4,002	4,778
4.35% 1/30/47	2,301	2,799
4.375% 3/15/29	6,327	7,373
4.9% 3/15/49	7,643	10,248
MetLife, Inc.:
4.6% 5/13/46	1,644	2,120
4.721% 12/15/44 (a)	4,109	5,309
5.875% 2/6/41	2,059	2,943
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	8,057
Progressive Corp.:
2.45% 1/15/27	3,895	4,095
4.2% 3/15/48	4,550	5,758
Prudential Financial, Inc.:
3.878% 3/27/28	5,259	5,939
3.905% 12/7/47	452	512
3.935% 12/7/49	8,809	9,713
4.35% 2/25/50	6,377	7,438
4.418% 3/27/48	5,218	6,212
5.7% 12/14/36	312	447
The Chubb Corp. 6.5% 5/15/38	2,884	4,416
The Travelers Companies, Inc.:
4.3% 8/25/45	1,199	1,502
6.25% 6/15/37	6,862	10,165
		264,492

TOTAL FINANCIALS		3,792,937

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,244	2,262
2.5% 5/14/20	5,834	5,838
2.6% 11/21/24 (b)	12,700	13,124
2.9% 11/6/22	4,684	4,832
2.95% 11/21/26 (b)	9,300	9,750
3.2% 11/21/29 (b)	15,900	16,770
3.6% 5/14/25	7,396	7,978
4.05% 11/21/39 (b)	9,300	10,272
4.25% 11/14/28	6,812	7,792
4.25% 11/21/49 (b)	15,400	17,361
4.3% 5/14/36	5,144	5,874
4.4% 11/6/42	3,924	4,517
4.45% 5/14/46	5,753	6,631
4.7% 5/14/45	10,828	12,769
4.875% 11/14/48	4,790	5,895
Amgen, Inc.:
1.9% 2/21/25	6,700	6,770
2.6% 8/19/26	8,628	9,127
3.125% 5/1/25	1,644	1,761
3.375% 2/21/50	9,200	9,360
3.875% 11/15/21	7,889	8,174
4.4% 5/1/45	8,160	9,472
4.663% 6/15/51	10,250	12,733
Gilead Sciences, Inc.:
2.55% 9/1/20	3,895	3,912
3.65% 3/1/26	5,078	5,589
4.15% 3/1/47	10,223	12,348
4.75% 3/1/46	9,039	11,601
		222,512
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,463
4.75% 11/30/36	3,698	4,835
4.9% 11/30/46	8,546	11,861
Becton, Dickinson & Co.:
3.363% 6/6/24	8,218	8,741
3.7% 6/6/27	16,485	18,207
4.685% 12/15/44	8,928	11,111
Boston Scientific Corp.:
3.45% 3/1/24	3,821	4,071
4% 3/1/29	8,875	10,188
4.7% 3/1/49	14,323	18,690
Danaher Corp. 4.375% 9/15/45	1,948	2,460
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	13,306
Medtronic, Inc. 4.625% 3/15/45	10,621	14,392
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	10,039
		134,364
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,654
3.875% 8/15/47	4,300	4,549
4.125% 11/15/42	9,324	10,014
Allina Health System, Inc. 3.887% 4/15/49	5,451	6,519
Anthem, Inc.:
3.3% 1/15/23	1,644	1,718
3.65% 12/1/27	18,901	20,667
4.375% 12/1/47	3,698	4,195
4.55% 3/1/48	3,870	4,546
4.625% 5/15/42	2,136	2,473
4.65% 1/15/43	1,644	1,928
Cardinal Health, Inc. 4.368% 6/15/47	11,414	12,378
Childrens Hosp Medical Ctr 4.268% 5/15/44	2,728	3,460
Cigna Corp.:
3% 7/15/23 (b)	8,218	8,533
3.75% 7/15/23	15,363	16,355
4% 2/15/22 (b)	3,780	3,921
4.125% 11/15/25	8,099	9,011
4.375% 10/15/28	21,818	24,816
4.5% 2/25/26 (b)	9,582	10,829
4.8% 8/15/38	19,369	23,292
4.8% 7/15/46 (b)	6,245	7,516
4.9% 12/15/48	6,997	8,681
6.125% 11/15/41 (b)	2,465	3,366
CommonSpirit Health 4.35% 11/1/42	1,644	1,856
CVS Health Corp.:
2.8% 7/20/20	6,903	6,923
2.875% 6/1/26	6,164	6,391
3% 8/15/26	13,607	14,262
3.25% 8/15/29	14,445	15,152
3.7% 3/9/23	17,318	18,303
3.875% 7/20/25	3,829	4,171
4.1% 3/25/25	14,093	15,445
4.3% 3/25/28	19,640	21,978
4.875% 7/20/35	2,547	3,084
5.05% 3/25/48	22,516	27,711
5.125% 7/20/45	7,239	8,821
5.3% 12/5/43	3,609	4,466
HCA Holdings, Inc. 5.25% 6/15/49	9,580	11,137
Humana, Inc.:
3.125% 8/15/29	6,680	7,047
4.95% 10/1/44	2,055	2,534
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	8,324
4.15% 5/1/47	5,384	6,799
4.875% 4/1/42	1,479	2,013
McKesson Corp.:
3.796% 3/15/24	4,109	4,406
4.883% 3/15/44	4,109	4,905
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	3,187
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,601
4.063% 8/1/56	2,161	2,699
NYU Hospitals Center 4.784% 7/1/44	6,245	8,121
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,624
UnitedHealth Group, Inc.:
2.375% 8/15/24	8,104	8,370
2.7% 7/15/20	4,931	4,949
2.875% 12/15/21	2,116	2,172
3.375% 4/15/27	4,437	4,831
3.5% 6/15/23	7,314	7,785
3.7% 8/15/49	8,622	9,685
3.75% 7/15/25	2,876	3,187
3.75% 10/15/47	7,856	8,891
3.85% 6/15/28	9,540	10,810
3.875% 12/15/28	12,319	14,068
3.875% 8/15/59	6,802	7,755
4.2% 1/15/47	2,958	3,543
4.375% 3/15/42	9,697	11,719
4.75% 7/15/45	1,373	1,763
		517,909
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	13,860
3% 4/15/23	3,838	4,005
4.15% 2/1/24	3,598	3,924
5.3% 2/1/44	4,782	6,473
		28,262
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20	22,270	22,276
3.45% 3/15/22	14,812	15,344
3.8% 3/15/25	7,248	7,919
4.55% 3/15/35	5,464	6,523
4.75% 3/15/45	5,202	6,334
Actavis, Inc. 3.25% 10/1/22	2,465	2,568
AstraZeneca PLC:
4.375% 11/16/45	6,196	8,040
4.375% 8/17/48	10,164	13,068
6.45% 9/15/37	2,671	3,948
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (b)	5,224	5,304
2.85% 4/15/25 (b)	3,143	3,171
3.95% 4/15/45 (b)	1,142	1,198
Bristol-Myers Squibb Co.:
2.875% 8/15/20 (b)	3,000	3,018
2.9% 7/26/24 (b)	9,355	9,857
3.2% 6/15/26 (b)	3,353	3,660
3.25% 8/1/42	2,301	2,558
3.4% 7/26/29 (b)	15,088	16,902
3.875% 8/15/25 (b)	9,500	10,523
4.125% 6/15/39 (b)	2,347	2,854
4.25% 10/26/49 (b)	9,963	12,816
4.35% 11/15/47 (b)	5,500	7,100
4.55% 2/20/48 (b)	15,000	19,826
5% 8/15/45 (b)	4,300	5,863
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	10,152
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	9,175
Johnson & Johnson:
1.65% 3/1/21	3,098	3,104
2.45% 3/1/26	4,593	4,831
3.4% 1/15/38	7,667	8,745
3.5% 1/15/48	4,931	5,883
3.625% 3/3/37	3,287	3,787
4.5% 12/5/43	5,444	7,078
4.85% 5/15/41	3,500	4,716
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,681
2.9% 3/7/24	9,436	9,978
3.6% 9/15/42	1,644	1,943
3.7% 2/10/45	5,259	6,241
3.875% 1/15/21	822	836
3.9% 3/7/39	10,000	11,962
Mylan NV:
3.15% 6/15/21	1,644	1,670
3.95% 6/15/26	2,326	2,529
5.2% 4/15/48	2,465	2,920
5.25% 6/15/46	2,712	3,259
Novartis Capital Corp.:
1.75% 2/14/25	7,700	7,832
2.4% 5/17/22	9,533	9,792
2.4% 9/21/22	3,082	3,172
2.75% 8/14/50	11,300	11,637
3% 11/20/25	8,604	9,287
3.1% 5/17/27	4,841	5,257
3.7% 9/21/42	2,321	2,781
4% 11/20/45	4,306	5,412
Perrigo Finance PLC:
3.5% 3/15/21	1,446	1,469
4.375% 3/15/26	2,659	2,899
4.9% 12/15/44	1,946	2,095
Pfizer, Inc.:
2.95% 3/15/24	3,863	4,099
3% 12/15/26	5,505	5,968
3.2% 9/15/23	10,452	11,119
3.45% 3/15/29	6,846	7,681
3.9% 3/15/39	5,177	6,142
4% 12/15/36	7,807	9,421
4.125% 12/15/46	2,703	3,344
4.2% 9/15/48	6,410	8,193
4.4% 5/15/44	3,443	4,408
7.2% 3/15/39	4,437	7,413
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	9,319	9,439
2.875% 9/23/23	7,765	8,061
3.2% 9/23/26	32,197	34,534
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,312
3.95% 9/12/47	1,644	1,933
4.7% 2/1/43	1,068	1,379
		480,239

TOTAL HEALTH CARE		1,383,286

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3% 5/11/21	4,766	4,864
3.375% 5/15/23	7,807	8,274
3.75% 5/15/28	7,724	8,766
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	6,921
4.09% 9/15/52	7,854	10,107
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,477
3.85% 4/15/45	1,540	1,748
4.03% 10/15/47	15,474	18,448
4.75% 6/1/43	3,287	4,267
Raytheon Co.:
3.125% 10/15/20	1,644	1,659
3.15% 12/15/24	7,314	7,883
4.875% 10/15/40	822	1,132
Rockwell Collins, Inc.:
2.8% 3/15/22	6,985	7,181
4.35% 4/15/47	5,424	6,972
The Boeing Co.:
2.125% 3/1/22	3,089	3,118
2.5% 3/1/25	3,780	3,855
2.7% 2/1/27	6,514	6,694
2.8% 3/1/23	4,060	4,180
2.95% 2/1/30	8,334	8,745
3.625% 3/1/48	3,287	3,477
3.65% 3/1/47	2,268	2,415
3.75% 2/1/50	12,700	14,073
6.875% 3/15/39	2,712	4,047
United Technologies Corp.:
3.65% 8/16/23	1,853	2,001
3.75% 11/1/46	3,164	3,639
4.05% 5/4/47	1,915	2,348
4.125% 11/16/28	12,088	14,148
4.5% 6/1/42	6,065	7,724
4.625% 11/16/48	10,853	14,574
5.7% 4/15/40	1,644	2,383
		193,120
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	3,139	3,337
3.9% 2/1/35	4,848	5,162
4.4% 1/15/47	6,575	6,963
4.55% 4/1/46	1,233	1,354
4.95% 10/17/48	6,489	7,399
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,399
3.4% 11/15/46	2,177	2,266
3.75% 11/15/47	5,078	5,656
4.25% 3/15/49	3,300	3,979
6.2% 1/15/38	2,055	3,026
		45,541
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,518	1,597
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	5,477	5,885
Continental Airlines, Inc. 4% 4/29/26	2,702	2,917
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 6/1/29	483	523
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	6,741	7,223
		18,145
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (b)	10,400	10,581
2.493% 2/15/27 (b)	7,350	7,478
2.722% 2/15/30 (b)	12,800	12,984
3.377% 4/5/40 (b)	5,130	5,255
3.577% 4/5/50 (b)	11,600	11,874
		48,172
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	7,724	7,762
Republic Services, Inc.:
2.9% 7/1/26	3,468	3,685
3.2% 3/15/25	9,266	9,948
3.95% 5/15/28	8,628	9,809
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,478
2.9% 9/15/22	5,485	5,675
4.15% 7/15/49	10,538	13,152
		54,509
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,855
4% 11/2/32	1,561	1,892
4.15% 11/2/42	1,561	1,930
		8,677
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	3,287	3,339
2.375% 8/26/29	9,127	9,359
2.875% 10/15/27	3,287	3,483
3.125% 9/19/46	2,268	2,298
3.25% 8/26/49	7,032	7,433
Covidien International Finance SA 3.2% 6/15/22	1,767	1,828
General Electric Co.:
3.375% 3/11/24	4,718	4,981
4.5% 3/11/44	24,957	28,936
Honeywell International, Inc.:
2.5% 11/1/26	5,884	6,257
3.812% 11/21/47	1,151	1,461
Roper Technologies, Inc.:
2.8% 12/15/21	5,432	5,567
3.8% 12/15/26	6,985	7,763
		82,705
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.7% 8/9/21	7,716	7,738
2% 3/5/20	3,204	3,204
2.4% 6/6/22	8,218	8,397
2.4% 8/9/26	2,342	2,446
2.85% 6/1/22	3,287	3,388
3.45% 5/15/23	11,504	12,251
Caterpillar, Inc.:
2.6% 6/26/22	4,931	5,051
3.25% 9/19/49	13,670	14,881
3.803% 8/15/42	2,055	2,450
5.3% 9/15/35	5,753	7,803
Deere & Co.:
2.875% 9/7/49	9,910	10,394
5.375% 10/16/29	822	1,074
Fortive Corp. 2.35% 6/15/21	5,424	5,480
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	4,185	4,188
3.8% 3/21/29	11,793	13,260
4.65% 11/1/44	4,931	6,138
Otis Worldwide Corp.:
2.565% 2/15/30 (b)	11,000	11,296
3.362% 2/15/50 (b)	8,370	8,670
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	5,004
4% 6/14/49	4,890	5,615
4.1% 3/1/47	4,651	5,445
		144,173
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	6,121
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,397
3.05% 3/15/22	8,218	8,479
3.25% 6/15/27	6,164	6,808
3.55% 2/15/50	5,000	5,641
3.9% 8/1/46	3,813	4,474
4.05% 6/15/48	13,835	16,722
4.125% 6/15/47	2,342	2,838
4.15% 4/1/45	1,397	1,670
4.375% 9/1/42	3,698	4,526
4.55% 9/1/44	2,465	3,051
4.9% 4/1/44	3,287	4,348
Canadian National Railway Co.:
2.85% 12/15/21	4,109	4,205
3.2% 8/2/46	2,712	2,993
CSX Corp.:
3.25% 6/1/27	4,109	4,415
3.4% 8/1/24	3,800	4,066
3.8% 11/1/46	4,701	5,270
3.95% 5/1/50	2,938	3,408
4.1% 3/15/44	5,568	6,409
4.5% 3/15/49	7,971	10,002
4.75% 11/15/48	4,758	6,164
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,335
3.25% 12/1/21	4,109	4,221
3.65% 8/1/25	9,861	10,863
3.95% 10/1/42	1,561	1,824
4.05% 8/15/52	7,096	8,381
4.65% 1/15/46	2,678	3,443
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,540
2.75% 3/1/26	5,473	5,739
3% 4/15/27	4,109	4,393
3.25% 2/5/50	11,090	11,422
3.35% 8/15/46	3,879	4,019
3.6% 9/15/37	2,712	3,008
3.7% 3/1/29	7,544	8,506
3.799% 10/1/51	2,301	2,560
3.839% 3/20/60 (b)	11,556	12,593
		202,733
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,838
2.75% 1/15/23	8,218	8,352
3.375% 6/1/21	11,524	11,767
3.625% 12/1/27	7,855	8,291
3.75% 2/1/22	3,139	3,231
4.25% 2/1/24	10,816	11,659
		51,138

TOTAL INDUSTRIALS		855,034

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	8,300	8,358
2.2% 9/20/23	6,171	6,343
2.5% 9/20/26	4,109	4,340
3.5% 6/15/25	3,509	3,859
5.9% 2/15/39	10,203	15,181
		38,081
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,278
4.75% 3/15/42	4,109	4,892
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	9,450	10,123
4.42% 6/15/21 (b)	14,101	14,525
4.9% 10/1/26 (b)	7,765	8,710
5.3% 10/1/29 (b)	20,684	23,830
6.02% 6/15/26 (b)	13,263	15,533
8.35% 7/15/46 (b)	4,841	6,577
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,207
7.125% 10/1/37	2,034	3,258
		95,933
IT Services - 0.2%
Fiserv, Inc.:
3.5% 7/1/29	9,101	9,947
4.4% 7/1/49	12,118	14,378
IBM Corp.:
2.5% 1/27/22	6,410	6,555
3% 5/15/24	9,867	10,453
3.5% 5/15/29	13,939	15,669
3.625% 2/12/24	8,218	8,867
4.25% 5/15/49	8,909	11,065
4.7% 2/19/46	4,068	5,343
IBM Credit LLC 2.2% 9/8/22	7,396	7,549
MasterCard, Inc. 3.8% 11/21/46	3,123	3,816
The Western Union Co. 2.85% 1/10/25	9,000	9,255
Visa, Inc.:
2.2% 12/14/20	4,684	4,707
2.75% 9/15/27	9,795	10,438
3.15% 12/14/25	7,404	8,042
4.3% 12/14/45	5,457	7,122
		133,206
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	10,617	13,864
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	10,066	10,264
3.5% 1/15/28	5,753	5,941
3.875% 1/15/27	6,656	6,980
Broadcom, Inc. 4.75% 4/15/29 (b)	14,053	15,630
Intel Corp.:
2.35% 5/11/22	13,970	14,244
2.45% 11/15/29	8,500	8,840
3.25% 11/15/49	8,600	9,386
3.3% 10/1/21	12,326	12,713
3.734% 12/8/47	2,684	3,130
4.1% 5/19/46	5,753	7,081
4.1% 5/11/47	1,972	2,408
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,357
4.3% 5/20/47	8,300	9,973
Texas Instruments, Inc.:
1.75% 5/1/20	3,123	3,123
4.15% 5/15/48	5,717	7,273
		137,207
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	16,567	16,640
2.4% 2/6/22	23,010	23,521
2.7% 2/12/25	14,114	14,948
2.875% 2/6/24	9,580	10,120
3.45% 8/8/36	5,013	5,779
3.625% 12/15/23	21,489	23,224
3.7% 8/8/46	13,748	16,626
3.95% 8/8/56	4,109	5,231
4.1% 2/6/37	14,578	18,081
4.25% 2/6/47	16,274	21,440
4.45% 11/3/45	10,330	13,823
5.3% 2/8/41	1,233	1,783
Oracle Corp.:
1.9% 9/15/21	6,903	6,963
2.5% 5/15/22	7,889	8,068
2.625% 2/15/23	8,218	8,501
2.65% 7/15/26	7,396	7,808
2.95% 5/15/25	4,109	4,361
3.25% 11/15/27	14,053	15,422
3.4% 7/8/24	3,883	4,165
3.85% 7/15/36	8,325	9,649
4% 7/15/46	8,054	9,614
4% 11/15/47	9,379	11,348
4.125% 5/15/45	2,465	3,002
4.3% 7/8/34	3,184	3,915
5.375% 7/15/40	10,272	14,131
		278,163
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 9/12/22	6,985	7,120
2.15% 2/9/22	4,109	4,185
2.25% 2/23/21	12,326	12,413
2.3% 5/11/22	6,575	6,720
2.4% 1/13/23	24,653	25,427
2.45% 8/4/26	16,928	17,742
2.7% 5/13/22	5,464	5,627
2.9% 9/12/27	11,546	12,413
2.95% 9/11/49	21,980	23,095
3% 11/13/27	8,218	8,909
3.2% 5/13/25	8,620	9,301
3.2% 5/11/27	4,577	5,008
3.75% 11/13/47	5,732	6,852
3.85% 5/4/43	10,683	12,755
4.25% 2/9/47	2,055	2,600
4.375% 5/13/45	3,854	4,926
4.5% 2/23/36	7,609	9,686
4.65% 2/23/46	4,643	6,176
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	5,859	5,913
4.9% 10/15/25 (a)	8,013	9,077
6.2% 10/15/35 (a)	3,197	3,996
6.35% 10/15/45 (a)	1,545	1,933
HP, Inc.:
4.3% 6/1/21	2,285	2,352
6% 9/15/41	1,233	1,415
Xerox Corp. 4.5% 5/15/21	3,287	3,345
		208,986

TOTAL INFORMATION TECHNOLOGY		891,576

MATERIALS - 0.6%
Chemicals - 0.4%
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,676
4.725% 11/15/28	14,089	16,293
5.319% 11/15/38	8,750	10,647
Eastman Chemical Co. 4.65% 10/15/44	2,465	2,770
Ecolab, Inc.:
2.7% 11/1/26	5,424	5,804
3.95% 12/1/47	2,736	3,387
5.5% 12/8/41	335	475
LYB International Finance BV:
4% 7/15/23	4,622	4,957
4.875% 3/15/44	4,807	5,633
LYB International Finance II BV 3.5% 3/2/27	20,109	21,819
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,437
Nutrien Ltd.:
4% 12/15/26	9,368	10,376
4.2% 4/1/29	4,251	4,832
4.875% 3/30/20	1,233	1,236
5% 4/1/49	7,399	9,209
5.25% 1/15/45	2,876	3,609
5.625% 12/1/40	1,479	1,899
Praxair, Inc.:
2.2% 8/15/22	1,644	1,675
2.45% 2/15/22	3,821	3,885
3.2% 1/30/26	5,210	5,640
3.55% 11/7/42	1,644	1,868
Sherwin-Williams Co.:
2.75% 6/1/22	1,753	1,795
3.45% 6/1/27	8,817	9,648
3.8% 8/15/49	3,020	3,312
4.5% 6/1/47	7,010	8,414
The Dow Chemical Co.:
3% 11/15/22	4,026	4,200
3.15% 5/15/24	5,930	6,294
3.625% 5/15/26	6,083	6,622
4.375% 11/15/42	4,006	4,420
4.8% 11/30/28	7,026	8,233
4.8% 5/15/49	6,323	7,418
9.4% 5/15/39	2,465	4,202
The Mosaic Co.:
4.05% 11/15/27	4,733	5,005
4.25% 11/15/23	8,947	9,591
5.625% 11/15/43	3,082	3,648
Westlake Chemical Corp. 5% 8/15/46	1,644	1,944
		216,873
Containers & Packaging - 0.1%
International Paper Co.:
3.65% 6/15/24	3,883	4,164
3.8% 1/15/26	2,367	2,597
4.4% 8/15/47	7,146	8,048
5.15% 5/15/46	1,488	1,844
		16,653
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,900
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,873
5% 9/30/43	2,465	3,346
Newmont Corp. 5.45% 6/9/44	5,269	7,074
Nucor Corp.:
4% 8/1/23	2,465	2,653
5.2% 8/1/43	3,287	4,381
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	17,503	19,369
7.125% 7/15/28	1,644	2,284
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,230
5.25% 11/8/42	4,746	5,551
Vale SA 5.625% 9/11/42	5,424	6,305
		63,966

TOTAL MATERIALS		297,492

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
3.9% 6/15/23	4,643	4,957
4.85% 4/15/49	9,470	12,710
American Tower Corp.:
3.55% 7/15/27	7,026	7,627
3.7% 10/15/49	5,000	5,349
Boston Properties, Inc.:
2.75% 10/1/26	5,753	6,087
3.125% 9/1/23	1,561	1,641
4.125% 5/15/21	1,725	1,769
Duke Realty LP:
3.625% 4/15/23	2,260	2,395
3.75% 12/1/24	4,725	5,145
ERP Operating LP:
3% 4/15/23	1,540	1,608
3.25% 8/1/27	10,670	11,502
4.625% 12/15/21	4,684	4,915
Federal Realty Investment Trust 3% 8/1/22	3,904	4,035
HCP, Inc.:
3% 1/15/30	10,280	10,807
3.4% 2/1/25	6,575	7,063
3.875% 8/15/24	6,225	6,775
Kimco Realty Corp.:
3.8% 4/1/27	3,287	3,637
4.125% 12/1/46	8,218	9,259
4.45% 9/1/47	4,256	5,038
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,575	7,100
4.5% 1/15/25	6,582	7,175
4.5% 4/1/27	7,807	8,695
Prologis LP 3.25% 10/1/26	3,829	4,165
Simon Property Group LP:
2.625% 6/15/22	6,516	6,672
3.25% 9/13/49	9,580	10,014
3.375% 12/1/27	16,398	18,011
SITE Centers Corp. 4.625% 7/15/22	490	522
Ventas Realty LP:
3.125% 6/15/23	5,189	5,434
3.25% 10/15/26	2,876	3,086
3.5% 2/1/25	3,287	3,522
3.85% 4/1/27	7,807	8,587
4% 3/1/28	17,796	19,819
4.125% 1/15/26	1,192	1,323
4.375% 2/1/45	2,465	2,860
4.875% 4/15/49	2,340	3,030
Weingarten Realty Investors 3.5% 4/15/23	3,123	3,255
Welltower, Inc.:
3.75% 3/15/23	7,117	7,545
4.95% 9/1/48	8,218	10,667
		243,801
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,316
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,373
Digital Realty Trust LP 3.7% 8/15/27	6,575	7,223
Liberty Property LP:
3.375% 6/15/23	2,280	2,427
4.4% 2/15/24	6,101	6,791
Mack-Cali Realty LP:
3.15% 5/15/23	3,863	3,893
4.5% 4/18/22	3,459	3,565
Tanger Properties LP:
3.75% 12/1/24	5,342	5,640
3.875% 7/15/27	5,095	5,444
		43,672

TOTAL REAL ESTATE		287,473

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	4,841	5,412
3.75% 3/1/45	822	922
4.15% 8/15/44	3,821	4,544
4.3% 7/15/48	4,832	5,967
5.2% 6/1/41	3,164	4,131
AmerenUE 3.9% 9/15/42	3,041	3,696
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,408
4.3% 12/1/28	14,373	16,709
Appalachian Power Co.:
4.45% 6/1/45	4,931	6,019
4.5% 3/1/49	7,510	9,405
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,342	2,469
3.5% 8/15/46	2,055	2,251
Carolina Power & Light Co. 2.8% 5/15/22	3,574	3,663
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,561	1,777
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	4,969
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,740
3.2% 11/15/49	14,000	14,852
3.4% 9/1/21	822	842
3.65% 6/15/46	2,350	2,687
3.7% 3/1/45	2,547	2,905
3.75% 8/15/47	5,054	5,856
4% 3/1/48	5,613	6,737
4% 3/1/49	4,926	5,880
Detroit Edison Co. 2.65% 6/15/22	6,575	6,731
DTE Electric Co. 3.95% 3/1/49	3,000	3,636
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,284
3.2% 8/15/49	6,564	7,026
3.75% 6/1/45	1,644	1,902
3.875% 3/15/46	3,204	3,771
4% 9/30/42	3,082	3,679
Duke Energy Corp.:
1.8% 9/1/21	12,705	12,775
2.65% 9/1/26	10,971	11,428
3.75% 4/15/24	4,931	5,298
3.75% 9/1/46	7,503	8,325
3.95% 10/15/23	2,008	2,155
4.2% 6/15/49	7,780	9,216
4.8% 12/15/45	2,292	2,886
Duke Energy Ohio, Inc. 4.3% 2/1/49	19,306	24,011
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,479	1,792
4.375% 3/30/44	1,644	2,062
Edison International 2.95% 3/15/23	6,730	6,893
Entergy Corp.:
2.95% 9/1/26	3,863	4,069
4% 7/15/22	5,457	5,725
Entergy, Inc. 4% 3/30/29	6,486	7,523
Eversource Energy:
2.9% 10/1/24	7,026	7,346
3.35% 3/15/26	5,432	5,826
3.45% 1/15/50	3,670	3,872
Exelon Corp.:
3.95% 6/15/25	16,151	17,815
5.1% 6/15/45	904	1,170
FirstEnergy Corp.:
3.4% 3/1/50	3,000	3,026
3.9% 7/15/27	6,985	7,736
4.85% 7/15/47	3,861	4,845
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,554
3.15% 10/1/49	5,748	6,318
3.25% 6/1/24	3,883	4,163
4.05% 10/1/44	4,453	5,439
4.125% 6/1/48	10,108	12,813
Florida Power Corp. 3.4% 10/1/46	2,055	2,216
Indiana Michigan Power Co. 3.2% 3/15/23	2,280	2,400
Northern States Power Co.:
2.9% 3/1/50	9,810	10,087
3.4% 8/15/42	1,644	1,877
4.125% 5/15/44	3,698	4,661
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,828
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	15,729	16,826
3.8% 9/30/47	8,000	9,715
PacifiCorp:
3.6% 4/1/24	3,287	3,564
4.125% 1/15/49	11,061	13,647
4.15% 2/15/50	3,000	3,735
6% 1/15/39	5,089	7,465
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,661
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,575	6,971
3.4% 6/1/23	2,199	2,309
4.2% 6/15/22	1,644	1,729
4.7% 6/1/43	1,479	1,782
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	11,333
4.15% 10/1/45	2,876	3,508
Progress Energy, Inc. 6% 12/1/39	4,274	6,110
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,529
3.8% 6/15/47	3,805	4,527
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	8,716
3.15% 1/1/50	9,450	10,280
3.65% 9/1/42	2,321	2,703
4% 6/1/44	4,109	4,924
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,468
Southern California Edison Co. 4% 4/1/47	8,218	9,261
Southern Co.:
2.35% 7/1/21	5,424	5,462
3.25% 7/1/26	9,039	9,711
4.4% 7/1/46	6,015	7,015
Tampa Electric Co.:
4.45% 6/15/49	9,627	12,208
6.15% 5/15/37	5,144	7,357
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,501
3.3% 12/1/49	6,000	6,468
3.45% 2/15/24	2,260	2,409
3.8% 4/1/28	12,253	13,855
3.8% 9/15/47	6,747	7,844
4.2% 5/15/45	1,972	2,382
4.45% 2/15/44	2,260	2,797
4.6% 12/1/48	5,818	7,640
6% 5/15/37	1,644	2,374
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,668
Xcel Energy, Inc.:
2.6% 3/15/22	11,423	11,671
3.35% 12/1/26	2,465	2,699
		632,844
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	11,111	12,359
Dominion Gas Holdings LLC:
2.5% 11/15/24	9,120	9,404
3.9% 11/15/49	10,000	10,867
Southern California Gas Co. 2.6% 6/15/26	10,872	11,385
		44,015
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,117	7,228
4.75% 6/15/46	4,281	5,029
		12,257
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	6,200	8,238
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	8,910
3.8% 7/15/48	8,218	9,436
4.5% 2/1/45	5,464	6,759
5.15% 11/15/43	1,356	1,812
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,510
3.7% 9/1/49	5,000	5,483
CMS Energy Corp. 4.875% 3/1/44	4,109	5,319
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,691
4.45% 6/15/20	1,644	1,657
4.45% 3/15/44	6,575	8,298
4.5% 5/15/58	7,790	9,898
4.65% 12/1/48	8,604	10,943
5.5% 12/1/39	2,055	2,788
Consolidated Edison, Inc. 2% 5/15/21	4,536	4,572
Consumers Energy Co. 2.85% 5/15/22	5,464	5,641
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,799
Dominion Energy, Inc.:
3.9% 10/1/25	10,601	11,685
4.9% 8/1/41	1,644	2,041
DTE Energy Co.:
2.85% 10/1/26	4,931	5,141
3.8% 3/15/27	11,102	12,100
NiSource Finance Corp.:
3.95% 3/30/48	8,218	9,093
4.375% 5/15/47	3,928	4,616
4.8% 2/15/44	4,520	5,490
6.25% 12/15/40	2,016	2,740
NiSource, Inc. 3.49% 5/15/27	6,286	6,844
Puget Energy, Inc. 3.65% 5/15/25	6,632	7,122
San Diego Gas & Electric Co. 4.5% 8/15/40	822	1,044
Sempra Energy:
2.4% 3/15/20	10,195	10,195
2.875% 10/1/22	2,465	2,540
2.9% 2/1/23	2,441	2,540
3.25% 6/15/27	5,013	5,372
3.8% 2/1/38	6,970	7,811
4% 2/1/48	18,112	20,046
4.05% 12/1/23	4,109	4,454
6% 10/15/39	822	1,148
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (a)(c)	3,475	3,339
		234,115

TOTAL UTILITIES		923,231

TOTAL NONCONVERTIBLE BONDS
(Cost $10,982,660)		12,045,037

U.S. Government and Government Agency Obligations - 46.2%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
1.25% 8/17/21	$24,908	$25,006
1.5% 11/30/20	14,879	14,917
1.625% 10/15/24	18,450	18,972
1.75% 7/2/24	23,719	24,483
1.875% 4/5/22	26,500	27,000
1.875% 9/24/26	10,971	11,470
2% 10/5/22	30,299	31,088
2.125% 4/24/26	3,287	3,477
2.375% 1/19/23	24,595	25,603
2.625% 9/6/24	3,287	3,524
2.875% 9/12/23	6,327	6,751
Federal Home Loan Bank:
1.125% 7/14/21	10,905	10,924
1.375% 2/18/21	16,685	16,727
1.5% 8/15/24	4,070	4,164
1.875% 11/29/21	15,755	15,993
2% 9/9/22	31,225	32,039
2.5% 2/13/24	4,090	4,326
2.625% 10/1/20	14,300	14,421
3% 10/12/21	8,015	8,276
3.25% 11/16/28	19,480	22,478
5.5% 7/15/36	1,230	1,875
Freddie Mac:
1.375% 5/1/20	11,504	11,503
2.375% 1/13/22	10,683	10,955
2.75% 6/19/23	19,899	21,060
6.25% 7/15/32	6,327	9,712
6.75% 3/15/31	21,366	32,770
Tennessee Valley Authority:
5.25% 9/15/39	16,435	24,771
5.375% 4/1/56	4,434	7,836

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		442,121

U.S. Treasury Obligations - 45.3%
U.S. Treasury Bonds:
2% 2/15/50	31,754	34,287
2.25% 8/15/46	52,585	59,008
2.25% 8/15/49	116,951	132,936
2.375% 11/15/49	55,405	64,675
2.5% 2/15/45	187,608	219,231
2.5% 2/15/46	164,098	192,444
2.5% 5/15/46	114,170	134,073
2.75% 11/15/42	46,845	56,915
2.75% 8/15/47	81,353	100,662
2.75% 11/15/47	28,613	35,456
2.875% 5/15/43	92,428	114,625
2.875% 8/15/45	167,697	209,412
2.875% 11/15/46	101,020	127,277
2.875% 5/15/49	25,408	32,552
3% 11/15/44	79,671	101,200
3% 5/15/45	89,615	114,136
3% 11/15/45	70,910	90,574
3% 2/15/47	108,431	139,910
3% 5/15/47	38,686	49,946
3% 2/15/48	37,708	48,923
3% 8/15/48	30,836	40,171
3% 2/15/49	12,740	16,668
3.125% 2/15/42	72,832	93,746
3.125% 2/15/43	64,871	83,549
3.125% 8/15/44	247,689	320,679
3.125% 5/15/48	10,632	14,123
3.375% 5/15/44	152,619	205,177
3.375% 11/15/48	32,646	45,473
3.625% 8/15/43	67,582	93,944
3.625% 2/15/44	97,859	136,391
3.75% 11/15/43	47,709	67,613
3.875% 8/15/40	24,719	34,995
4.25% 5/15/39	6,605	9,714
4.25% 11/15/40	667	990
4.375% 2/15/38	21,678	31,994
4.375% 11/15/39	82	123
4.375% 5/15/40	6,574	9,883
4.375% 5/15/41	24,139	36,526
4.5% 2/15/36	81,816	119,144
4.5% 5/15/38	43,669	65,457
4.5% 8/15/39	45,277	68,676
4.625% 2/15/40	17,668	27,309
4.75% 2/15/37	66,242	100,423
4.75% 2/15/41	45,057	71,192
5% 5/15/37	320,106	499,291
5.375% 2/15/31	43,940	62,945
6.25% 5/15/30 (d)	50,255	74,998
U.S. Treasury Notes:
1.125% 2/28/21	32,797	32,812
1.125% 6/30/21	58,378	58,463
1.125% 7/31/21	222	222
1.125% 8/31/21	56,217	56,329
1.125% 9/30/21	51,222	51,344
1.25% 3/31/21	172,721	173,065
1.25% 10/31/21	36,708	36,886
1.25% 7/31/23	61,057	61,787
1.25% 8/31/24	270,908	274,855
1.375% 3/31/20	5,448	5,448
1.375% 4/30/20	9,311	9,310
1.375% 8/31/20	34,355	34,378
1.375% 9/15/20	16,348	16,362
1.375% 9/30/20	21,037	21,051
1.375% 10/31/20	41,763	41,810
1.375% 1/31/21	16,871	16,912
1.375% 4/30/21	70,655	70,898
1.375% 5/31/21	52,905	53,141
1.375% 1/31/22 (d)	484,897	489,197
1.375% 10/15/22	28,344	28,703
1.375% 6/30/23	53,472	54,310
1.375% 8/31/23	6,520	6,627
1.375% 9/30/23	65,010	66,094
1.375% 1/31/25 (d)	364,289	372,215
1.375% 8/31/26	96,033	98,119
1.5% 5/31/20	32,567	32,570
1.5% 6/15/20	1	1
1.5% 7/15/20	2,758	2,759
1.5% 8/15/20	12,327	12,338
1.5% 9/30/21	139,514	140,664
1.5% 10/31/21	213,915	215,837
1.5% 11/30/21	213,298	215,373
1.5% 1/31/22	3,591	3,630
1.5% 8/15/22	27,304	27,713
1.5% 2/28/23	12,368	12,591
1.5% 3/31/23	74,764	76,163
1.5% 9/30/24	200,647	205,843
1.5% 10/31/24	228,411	234,416
1.5% 11/30/24	197,696	203,017
1.5% 8/15/26	217,512	223,893
1.625% 6/30/20	41,466	41,503
1.625% 7/31/20	39,100	39,156
1.625% 10/15/20	0	0
1.625% 11/30/20	16,001	16,055
1.625% 6/30/21	147,521	148,697
1.625% 12/31/21	318,828	322,838
1.625% 8/31/22	77,394	78,797
1.625% 11/15/22	206,208	210,252
1.625% 4/30/23	38,943	39,835
1.625% 5/31/23	42,756	43,752
1.625% 10/31/23	77,386	79,405
1.625% 2/15/26	41,318	42,803
1.625% 5/15/26	4,610	4,778
1.625% 9/30/26	55,696	57,798
1.625% 11/30/26	47,365	49,167
1.625% 8/15/29	547,604	571,712
1.75% 10/31/20	8,185	8,214
1.75% 11/15/20	12,316	12,365
1.75% 12/31/20	58,452	58,740
1.75% 7/31/21	245,675	248,256
1.75% 11/30/21	311,267	315,632
1.75% 3/31/22	96,146	97,818
1.75% 5/31/22	65,215	66,446
1.75% 6/15/22	86,678	88,371
1.75% 6/30/22	22,434	22,878
1.75% 7/15/22	61,392	62,625
1.75% 9/30/22	23,659	24,181
1.75% 1/31/23	21,070	21,593
1.75% 6/30/24	55,355	57,301
1.75% 7/31/24	382,899	396,615
1.75% 12/31/24	364,875	379,071
1.75% 12/31/26	138,842	145,312
1.75% 11/15/29	42,025	44,372
1.875% 6/30/20	19,961	19,993
1.875% 12/15/20	69,871	70,277
1.875% 11/30/21	66,777	67,864
1.875% 1/31/22	45,082	45,895
1.875% 2/28/22	108,292	110,331
1.875% 3/31/22	109,147	111,304
1.875% 4/30/22	100,099	102,171
1.875% 5/31/22	13,177	13,462
1.875% 7/31/22	115,006	117,692
1.875% 8/31/22	57,252	58,641
1.875% 9/30/22	64,919	66,563
1.875% 10/31/22	22,516	23,098
1.875% 6/30/26	27,426	28,868
2% 11/30/20	26,223	26,387
2% 1/15/21	13,977	14,083
2% 2/28/21	21,678	21,875
2% 5/31/21	33,109	33,499
2% 8/31/21	88,997	90,342
2% 10/31/21	24,406	24,826
2% 12/31/21	2,806	2,860
2% 7/31/22	39,494	40,538
2% 11/30/22	121,629	125,283
2% 4/30/24	48,065	50,185
2% 5/31/24	81,133	84,777
2% 6/30/24	80,393	84,077
2% 2/15/25	2,987	3,141
2% 8/15/25	29,699	31,323
2% 11/15/26	38,758	41,167
2.125% 8/31/20	40,885	41,061
2.125% 1/31/21	2,515	2,538
2.125% 5/31/21	92,745	93,991
2.125% 6/30/21	5,966	6,053
2.125% 8/15/21	74,575	75,799
2.125% 9/30/21	35,862	36,510
2.125% 12/31/21	13,107	13,389
2.125% 5/15/22	32,876	33,749
2.125% 6/30/22	33,503	34,452
2.125% 12/31/22	113,855	117,796
2.125% 11/30/23	95,579	99,866
2.125% 2/29/24	43,241	45,292
2.125% 3/31/24	337,874	354,266
2.125% 7/31/24	10,259	10,793
2.125% 9/30/24	73,836	77,796
2.125% 11/30/24	45,312	47,822
2.125% 5/15/25	47,954	50,813
2.125% 5/31/26	93,712	99,994
2.25% 3/31/21	32,151	32,558
2.25% 4/30/21	125,608	127,335
2.25% 7/31/21	26,042	26,501
2.25% 4/15/22	29,591	30,421
2.25% 12/31/23	2,408	2,530
2.25% 1/31/24	62,471	65,687
2.25% 4/30/24	301,530	317,903
2.25% 10/31/24	110,059	116,684
2.25% 11/15/24	70,614	74,895
2.25% 12/31/24	64,402	68,402
2.25% 11/15/25	87,313	93,435
2.25% 2/15/27	188,386	203,619
2.25% 8/15/27	611,495	663,783
2.25% 11/15/27	249,265	271,066
2.375% 3/15/21	56,546	57,304
2.375% 4/15/21	28,133	28,542
2.375% 3/15/22	133,757	137,733
2.375% 1/31/23	34,687	36,168
2.375% 2/29/24	233,484	246,846
2.375% 8/15/24	13,227	14,064
2.375% 5/15/27	73,400	80,141
2.375% 5/15/29	208,041	230,738
2.5% 5/31/20	20	20
2.5% 1/31/21	64,674	65,487
2.5% 2/28/21	47,309	47,969
2.5% 1/15/22	209,097	215,166
2.5% 2/15/22	384,016	395,746
2.5% 3/31/23	31,095	32,621
2.5% 8/15/23	79,851	84,202
2.5% 1/31/24	209,392	222,160
2.5% 5/15/24	78,479	83,592
2.5% 1/31/25	122,879	132,148
2.5% 2/28/26	74,840	81,362
2.625% 7/31/20	17,966	18,066
2.625% 8/15/20	17,559	17,667
2.625% 11/15/20	1	1
2.625% 5/15/21	438,576	446,937
2.625% 6/15/21	70,232	71,656
2.625% 7/15/21	178,984	182,907
2.625% 12/15/21	212,877	219,214
2.625% 6/30/23	316,993	334,960
2.625% 12/31/23	93,500	99,526
2.625% 3/31/25	13,181	14,281
2.625% 12/31/25	110,580	120,813
2.625% 2/15/29	220,670	249,004
2.75% 11/30/20	73,475	74,342
2.75% 4/30/23	51,399	54,370
2.75% 5/31/23	260,039	275,438
2.75% 8/31/23	150,219	159,766
2.75% 11/15/23	59,020	62,978
2.75% 2/15/24	111,439	119,397
2.75% 2/28/25	17,306	18,838
2.75% 6/30/25	16,978	18,558
2.75% 2/15/28	106,183	119,750
2.875% 10/31/20	3,228	3,264
2.875% 9/30/23	224,937	240,541
2.875% 10/31/23	156,060	167,112
2.875% 11/30/23	154,655	165,837
2.875% 4/30/25	55,513	60,906
2.875% 5/31/25	99,228	108,980
2.875% 5/15/28	144,444	164,711
2.875% 8/15/28	236,234	270,119
3% 10/31/25	23,647	26,273
3.125% 5/15/21	41,808	42,844
3.125% 11/15/28	75,843	88,544
3.5% 5/15/20	1,510	1,516
3.625% 2/15/21	32,706	33,488

TOTAL U.S. TREASURY OBLIGATIONS		23,014,854

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,979,142)		23,456,975

U.S. Government Agency - Mortgage Securities - 26.2%
Fannie Mae - 10.6%
12 month U.S. LIBOR + 1.510% 3.844% 11/1/34 (a)(c)	3,158	3,287
12 month U.S. LIBOR + 1.640% 4.591% 4/1/41 (a)(c)	1,118	1,159
12 month U.S. LIBOR + 1.880% 4.282% 11/1/34 (a)(c)	262	274
2.5% 3/1/22 to 1/1/50	369,562	380,042
3% 8/1/21 to 1/1/50	1,488,615	1,553,095
3.5% 5/1/20 to 10/1/49	1,355,344	1,427,478
4% 4/1/24 to 1/1/50	1,164,832	1,243,991
4% 11/1/41	18	20
4.5% to 4.5% 4/1/20 to 8/1/49	433,277	468,243
5% 12/1/20 to 10/1/49	154,918	169,928
5.5% 7/1/23 to 6/1/49	84,741	96,198
6% to 6% 2/1/23 to 7/1/41	20,839	24,449
6.5% 3/1/22 to 6/1/40	7,761	9,133

TOTAL FANNIE MAE		5,377,297

Freddie Mac - 6.9%
12 month U.S. LIBOR + 1.950% 4.618% 9/1/37 (a)(c)	340	358
U.S. TREASURY 1 YEAR INDEX + 1.710% 4.373% 3/1/36 (a)(c)	2,256	2,365
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.058% 12/1/35 (a)(c)	1,280	1,353
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.625% 3/1/35 (a)(c)	506	529
2.5% 1/1/22 to 2/1/50	355,421	364,841
3% 2/1/24 to 1/1/50	981,091	1,020,696
3% 8/1/47	509	529
3.5% 8/1/20 to 11/1/49	1,155,736	1,213,993
3.5% 8/1/47	1,651	1,737
3.5% 9/1/47	339	356
3.5% 9/1/47	19,549	20,842
3.5% 10/1/48	307	321
3.5% 11/1/48	294	308
4% 4/1/25 to 10/1/49	486,796	520,318
4.5% 6/1/25 to 6/1/49	235,610	253,890
5% 4/1/23 to 10/1/49	51,841	57,064
5.5% 5/1/23 to 6/1/49	27,424	31,087
6% 4/1/32 to 8/1/37	650	751
6.5% 8/1/36 to 12/1/37	162	191

TOTAL FREDDIE MAC		3,491,529

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	71	73
2.5% 12/1/31	5	5
2.5% 1/1/32	72	75
2.5% 2/1/32	139	143

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		296

Ginnie Mae - 7.4%
3.5% 10/15/40 to 12/20/49	1,171,207	1,233,680
4% 1/15/25 to 2/20/50	685,632	725,457
5% 1/20/39 to 6/20/49	126,150	137,201
2.5% 10/20/42 to 12/20/49	55,924	57,555
2.5% 3/1/50 (e)	13,800	14,166
3% 4/15/42 to 3/20/50	1,007,607	1,049,043
3% 3/1/50 (e)	9,700	10,022
3% 3/1/50 (e)	26,600	27,484
3% 3/1/50 (e)	66,300	68,503
3% 4/1/50 (e)	19,000	19,611
3.5% 3/1/50 (e)	13,450	13,934
3.5% 3/1/50 (e)	45,350	46,983
4.5% 3/20/33 to 6/20/49	319,794	341,306
4.5% 3/1/50 (e)	12,400	13,033
5.5% 10/20/32 to 6/20/49	19,568	21,951
6% 5/20/34 to 12/15/40	5,997	6,946
6.5% 8/20/36 to 1/15/39	1,151	1,357

TOTAL GINNIE MAE		3,788,232

Uniform Mortgage Backed Securities - 1.3%
2.5% 3/1/35 (e)	34,400	35,309
2.5% 3/1/50 (e)	33,400	34,060
3% 3/1/35 (e)	27,800	28,792
3% 3/1/50 (e)	35,950	37,021
3% 3/1/50 (e)	118,800	122,339
3% 3/1/50 (e)	187,200	192,777
3.5% 3/1/35 (e)	2,400	2,514
3.5% 3/1/35 (e)	10,700	11,207
3.5% 3/1/50 (e)	106,900	111,007
4% 3/1/50 (e)	61,300	64,568
4% 3/1/50 (e)	40,750	42,923

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		682,517

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,997,871)		13,339,871

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$3,780	$3,781
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	7,848	8,004
Chase Issuance Trust:
Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,849
Series 2015-A4 Class A, 1.84% 4/15/22	3,904	3,905
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,167
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,237
2.19% 11/20/23	4,667	4,747
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	8,875	8,877
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,616
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,610
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	0	0
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	16,440
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	54	54
TOTAL ASSET-BACKED SECURITIES
(Cost $81,300)		84,287

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	21,280
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	14,698
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	23,850
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	22,380
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,872
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	10,027
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,314
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	16,550
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	18,866
Class AAB, 2.779% 7/10/49	10,149	10,539
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,409	28,515
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,951
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,601
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	16,082
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	17,197
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	11,373
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	16,463
Class A5, 3.0161% 9/15/52	15,495	16,783
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	61,560	64,808
Series K007 Class A2, 4.224% 3/25/20	2,089	2,086
Series K034 Class A2, 3.531% 7/25/23	7,396	7,914
Series K057 Class A2, 2.57% 7/25/26	13,112	13,911
Series K080 Class A2, 3.926% 7/25/28	13,633	15,962
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	23,229
Series K-1510 Class A2, 3.718% 1/25/31	12,204	14,345
Series K013 Class A2, 3.974% 1/25/21	9,512	9,677
Series K020 Class A2, 2.373% 5/25/22	8,546	8,721
Series K036 Class A2, 3.527% 10/25/23	7,375	7,919
Series K046 Class A2, 3.205% 3/25/25	27,365	29,701
Series K047 Class A2, 3.329% 5/25/25	3,172	3,466
Series K053 Class A2, 2.995% 12/25/25	5,844	6,319
Series K056 Class A2, 2.525% 5/25/26	17,052	18,040
Series K062 Class A1, 3.032% 9/25/26	16,435	17,471
Series K064 Class A2, 3.224% 3/25/27	14,175	15,660
Series K068 Class A2, 3.244% 8/25/27	19,564	21,689
Series K079 Class A2, 3.926% 6/25/28	6,394	7,478
Series K094 Class A2, 2.903% 6/25/29	42,266	46,666
Series K730 Class A2, 3.59% 1/25/25	31,786	34,740
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,255
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,462	21,873
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	40,292
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	17,520
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	30,153
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	8,081
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,612
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	23,314
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	14,521	15,236
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,686	14,095
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	6,291	6,761
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1533% 8/15/46 (a)	15,525	16,835
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,879	4,111
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,461	7,821
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	12,979
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	15,476
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	28,499
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	13,983
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	18,889
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	8,218	8,590
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,914
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $943,695)		998,432

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	15,390
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	1,950	3,598
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$20,340	$34,929
Series 2018, 3.5% 4/1/28	10,590	12,045
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,631
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	1,915	2,125
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	13,495	15,789
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	8,705
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	14,088
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,787
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,365
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,706
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	13,162
4.131% 6/15/42	11,770	12,991
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	12,078
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	12,401
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	7,820
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	6,272
Series 2010 164, 5.647% 11/1/40	4,280	6,375
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	5,092
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,596
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,996
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,216
Series 2015 AP, 3.931% 5/15/45	3,075	3,642
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	5,737
TOTAL MUNICIPAL SECURITIES
(Cost $186,469)		238,536

Foreign Government and Government Agency Obligations - 1.1%
Alberta Province 3.3% 3/15/28	$3,204	$3,676
Banque Centrale de Tunisie 1.416% 8/5/21	6,985	7,022
Canadian Government 2% 11/15/22	3,885	3,998
Chilean Republic:
3.125% 1/21/26	1,000	1,063
3.24% 2/6/28	9,533	10,269
3.25% 9/14/21	7,396	7,542
3.86% 6/21/47	4,931	5,723
Colombian Republic:
2.625% 3/15/23	6,225	6,309
3.875% 4/25/27	18,572	20,023
4% 2/26/24	4,139	4,408
4.5% 1/28/26	1,000	1,106
4.5% 3/15/29	5,333	6,025
5% 6/15/45	9,894	11,993
5.625% 2/26/44	6,389	8,260
6.125% 1/18/41	3,904	5,278
Hungarian Republic 5.75% 11/22/23	15,530	17,636
Indonesian Republic:
2.85% 2/14/30	11,400	11,536
3.5% 2/14/50	10,400	10,467
Israeli State:
3.25% 1/17/28	11,825	12,862
4% 6/30/22	5,753	6,040
Italian Republic:
2.375% 10/17/24	5,000	5,021
2.875% 10/17/29	7,000	6,987
4% 10/17/49	4,800	4,914
6.875% 9/27/23	4,931	5,751
Jordanian Kingdom 3% 6/30/25	2,059	2,245
Manitoba Province:
2.1% 9/6/22	1,561	1,602
2.125% 5/4/22	3,287	3,357
3.05% 5/14/24	1,233	1,333
Ontario Province:
2.25% 5/18/22	4,782	4,908
2.3% 6/15/26	11,728	12,469
2.4% 2/8/22	4,281	4,391
2.5% 4/27/26	4,109	4,429
2.55% 2/12/21	8,094	8,194
3.05% 1/29/24	9,580	10,309
Panamanian Republic:
3.75% 3/16/25	3,260	3,505
3.875% 3/17/28	7,889	8,762
4% 9/22/24	4,118	4,454
4.3% 4/29/53	4,663	5,744
4.5% 4/16/50	5,588	6,966
Peruvian Republic:
2.844% 6/20/30	9,580	10,176
4.125% 8/25/27	11,881	13,611
5.625% 11/18/50	5,875	9,064
6.55% 3/14/37	2,527	3,834
Philippine Republic:
3% 2/1/28	15,613	16,660
3.95% 1/20/40	6,656	8,085
4.2% 1/21/24	4,087	4,431
6.375% 10/23/34	8,526	12,624
Polish Government:
3.25% 4/6/26	5,424	5,871
4% 1/22/24	3,739	4,092
5% 3/23/22	11,915	12,719
Province of British Columbia 2.25% 6/2/26	3,098	3,299
Province of Quebec:
1.5% 2/11/25	23,700	24,155
2.375% 1/31/22	3,123	3,202
2.5% 4/20/26	4,651	4,936
2.75% 8/25/21	16,435	16,841
2.75% 4/12/27	3,904	4,295
2.875% 10/16/24	1,705	1,843
Ukraine Government 1.471% 9/29/21	8,464	8,524
United Mexican States:
3.25% 4/16/30	7,600	7,801
3.625% 3/15/22	2,466	2,565
3.75% 1/11/28	7,396	7,921
4% 10/2/23	15,408	16,462
4.125% 1/21/26	2,745	3,011
4.15% 3/28/27	9,580	10,532
4.35% 1/15/47	11,842	13,034
4.5% 1/31/50	7,600	8,612
4.6% 1/23/46	4,766	5,406
4.6% 2/10/48	14,422	16,486
4.75% 3/8/44	7,970	9,238
5.55% 1/21/45	3,218	4,150
6.05% 1/11/40	3,944	5,312
Uruguay Republic:
4.125% 11/20/45	3,903	4,419
4.375% 1/23/31	13,021	14,978
4.975% 4/20/55	4,840	6,023
5.1% 6/18/50	4,729	5,969
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $531,543)		576,758

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	7,716	7,736
2.375% 9/23/21	2,383	2,432
Asian Development Bank:
1.5% 10/18/24	18,500	18,884
1.75% 9/13/22	11,728	11,960
1.875% 2/18/22	1,644	1,673
2% 4/24/26	5,177	5,448
2.125% 11/24/21	3,965	4,038
2.25% 1/20/21	2,423	2,446
2.5% 11/2/27	5,505	6,059
2.625% 1/30/24	12,358	13,135
2.625% 1/12/27	5,342	5,873
2.75% 3/17/23	24,073	25,360
2.75% 1/19/28	4,026	4,514
Council of Europe Development Bank 1.625% 3/16/21	3,098	3,113
European Bank for Reconstruction & Development:
1.125% 8/24/20	3,854	3,851
2.125% 3/7/22	3,854	3,938
European Investment Bank:
1.375% 6/15/20	2,240	2,240
1.375% 9/15/21	14,439	14,512
1.375% 5/15/23	20,000	20,266
1.625% 6/15/21	5,753	5,791
1.875% 2/10/25	2,465	2,566
2% 3/15/21	3,920	3,955
2% 12/15/22	11,642	11,965
2.125% 10/15/21	2,334	2,375
2.25% 3/15/22	13,066	13,396
2.25% 8/15/22	1,545	1,593
2.25% 6/24/24	18,585	19,564
2.375% 6/15/22	11,504	11,871
2.375% 5/24/27	3,287	3,575
2.5% 4/15/21	3,821	3,880
2.5% 3/15/23	17,257	18,031
2.5% 10/15/24	4,705	5,016
2.875% 9/15/20	7,396	7,461
2.875% 8/15/23	8,702	9,264
3.125% 12/14/23	11,341	12,234
3.25% 1/29/24	1,644	1,786
Inter-American Development Bank:
1.25% 9/14/21	6,040	6,061
1.75% 4/14/22	1,540	1,565
1.75% 9/14/22	5,054	5,156
1.75% 3/14/25	15,140	15,670
1.875% 6/16/20	4,331	4,337
1.875% 3/15/21	3,204	3,226
2% 6/2/26	3,287	3,464
2.125% 1/18/22	5,013	5,118
2.125% 1/15/25	1,504	1,581
2.25% 6/18/29	15,711	17,106
2.375% 7/7/27	5,530	6,010
2.5% 1/18/23	5,719	5,964
2.625% 4/19/21	7,817	7,954
3% 10/4/23	2,938	3,148
4.375% 1/24/44	3,287	4,890
International Bank for Reconstruction & Development:
1.125% 8/10/20	16,271	16,258
1.375% 5/24/21	4,650	4,667
1.375% 9/20/21	4,297	4,319
1.5% 8/28/24	16,286	16,649
1.625% 3/9/21	4,931	4,959
1.625% 2/10/22	3,204	3,241
1.625% 1/15/25	14,615	15,031
1.75% 4/19/23	5,505	5,640
1.875% 10/7/22	13,970	14,289
1.875% 6/19/23	11,208	11,539
1.875% 10/27/26	3,911	4,109
2% 1/26/22	26,647	27,147
2.25% 6/24/21	13,210	13,408
2.5% 3/19/24	3,123	3,314
2.5% 11/25/24	4,684	5,002
2.5% 7/29/25	3,114	3,350
2.75% 7/23/21	7,930	8,117
7.625% 1/19/23	22,512	26,704
International Finance Corp.:
1.125% 7/20/21	5,383	5,389
1.625% 7/16/20	2,359	2,362
2.25% 1/25/21	1,537	1,553
2.875% 7/31/23	3,540	3,768
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $564,502)		583,866

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,910
BB&T Corp. 3.8% 10/30/26	2,573	2,889
Citibank NA 3.65% 1/23/24	20,544	22,094
Discover Bank 3.45% 7/27/26	10,477	11,161
RBS Citizens NA:
2.65% 5/26/22	$16,747	$17,199
3.75% 2/18/26	11,093	12,268
SunTrust Banks, Inc. 3.3% 5/15/26	6,245	6,749
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,748
Wells Fargo Bank NA 3.55% 8/14/23	20,000	21,323
TOTAL BANK NOTES
(Cost $99,422)		105,341
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.60% (f)
(Cost $678,655)	678,521,480	678,657
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.0%
Investments in repurchase agreements in a joint trading account at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations) # (g)
(Cost $493,587)	493,652	493,587
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $49,538,846)		52,601,347
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(1,772,653)
NET ASSETS - 100%		$50,828,694

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/50	$(77,285)	$(79,854)
3% 3/1/50	(19,000)	(19,632)
3% 4/1/50	(19,000)	(19,611)
3.5% 3/1/50	(32,400)	(33,566)
5% 3/1/50	(8,000)	(8,520)
TOTAL TBA SALE COMMITMENTS
(Proceeds $160,428)		$(161,183)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $464,839,000 or 0.9% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,194
Total	$3,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$12,045,037	$--	$12,045,037	$--
U.S. Government and Government Agency Obligations	23,456,975	--	23,456,975	--
U.S. Government Agency - Mortgage Securities	13,339,871	--	13,339,871	--
Asset-Backed Securities	84,287	--	84,287	--
Commercial Mortgage Securities	998,432	--	998,432	--
Municipal Securities	238,536	--	238,536	--
Foreign Government and Government Agency Obligations	576,758	--	576,758	--
Supranational Obligations	583,866	--	583,866	--
Bank Notes	105,341	--	105,341	--
Money Market Funds	678,657	678,657	--	--
Repurchase Agreements	493,587	--	493,587	--
Total Investments in Securities:	$52,601,347	$678,657	$51,922,690	$--
Other Financial Instruments:
TBA Sale Commitments	$(161,183)	$--	$(161,183)	$--
Total Other Financial Instruments:	$(161,183)	$--	$(161,183)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$493,587,000 due 3/2/20 at 1.59%	(000s)
Sumitomo Mitsui Banking Corp	$44,890
Wells Fargo Securities LLC	356,960
Nomura Securities International	1,597
Societe Generale	7,983
J.P. Morgan Securities LLC	10,307
RBC Dominion Securities Inc.	71,850
$493,587

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $483,034 and repurchase agreements of $493,587) — See accompanying schedule: Unaffiliated issuers (cost $48,860,191)	$51,922,690
Fidelity Central Funds (cost $678,655)	678,657
Total Investment in Securities (cost $49,538,846)		$52,601,347
Cash		19,588
Receivable for investments sold		107,251
Receivable for TBA sale commitments		160,428
Receivable for fund shares sold		425,560
Interest receivable		255,261
Distributions receivable from Fidelity Central Funds		463
Other receivables		242
Total assets		53,570,140
Liabilities
Payable for investments purchased
Regular delivery	$989,444
Delayed delivery	893,388
TBA sale commitments, at value	161,183
Payable for fund shares redeemed	197,592
Distributions payable	4,930
Accrued management fee	1,022
Other payables and accrued expenses	300
Collateral on securities loaned	493,587
Total liabilities		2,741,446
Net Assets		$50,828,694
Net Assets consist of:
Paid in capital		$47,619,079
Total accumulated earnings (loss)		3,209,615
Net Assets		$50,828,694
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($50,828,694 ÷ 4,126,790 shares)		$12.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest (including $332 from security lending)		$587,187
Income from Fidelity Central Funds		3,194
Total income		590,381
Expenses
Management fee	$5,672
Independent trustees' fees and expenses	74
Commitment fees	54
Total expenses before reductions	5,800
Expense reductions	(19)
Total expenses after reductions		5,781
Net investment income (loss)		584,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,620,131)
Redemptions in-kind with affiliated entities	1,777,541
Total net realized gain (loss)		157,410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	863,066
Delayed delivery commitments	(756)
Total change in net unrealized appreciation (depreciation)		862,310
Net gain (loss)		1,019,720
Net increase (decrease) in net assets resulting from operations		$1,604,320

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$584,600	$1,194,800
Net realized gain (loss)	157,410	75,149
Change in net unrealized appreciation (depreciation)	862,310	2,869,499
Net increase (decrease) in net assets resulting from operations	1,604,320	4,139,448
Distributions to shareholders	(588,863)	(1,170,528)
Share transactions - net increase (decrease)	5,474,636	1,436,546
Total increase (decrease) in net assets	6,490,093	4,405,466
Net Assets
Beginning of period	44,338,601	39,933,135
End of period	$50,828,694	$44,338,601

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$11.26	$11.71	$11.96	$11.59	$11.71
Income from Investment Operations
Net investment income (loss)A	.153	.328	.302	.291	.295	.307
Net realized and unrealized gain (loss)	.241	.813	(.445)	(.250)	.388	(.123)
Total from investment operations	.394	1.141	(.143)	.041	.683	.184
Distributions from net investment income	(.154)	(.321)	(.300)	(.288)	(.294)	(.296)
Distributions from net realized gain	–	–	(.007)	(.003)	(.019)	(.008)
Total distributions	(.154)	(.321)	(.307)	(.291)	(.313)	(.304)
Net asset value, end of period	$12.32	$12.08	$11.26	$11.71	$11.96	$11.59
Total ReturnB,C	3.30%	10.33%	(1.22)%	.39%	5.98%	1.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.03%	.03%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.03%	.03%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.03%	.03%	.05%	.05%
Net investment income (loss)	2.56%F	2.87%	2.66%	2.52%	2.55%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$50,829	$44,339	$20,283	$15,180	$9,788	$1,560
Portfolio turnover rateG	38%F,H	35%H	43%	57%	63%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes, with the exception of Class F, were consolidated into a single share class. The surviving class is Fidelity U.S. Bond Index Fund (formerly Institutional Premium Class). Effective after the close of business on April 26,2019, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the following periods:

Investor Class, Premium Class and Institutional Class	September 1, 2018 through November 2, 2018
Class F	September 1, 2018 through April 26, 2019

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $301 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,106,874
Gross unrealized depreciation	(12,472)
Net unrealized appreciation (depreciation)	$3,094,402
Tax cost	$49,506,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,458)
Long-term	(10,291)
Total capital loss carryforward	$(17,749)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, in-kind transactions and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	4,292,742	2,071,393

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 568,296 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $6,538,472. The Fund had a net realized gain of $78,272 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 158,717 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $1,900,607. The net realized gain of $1,777,541 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity U.S. Bond Index Fund	$54

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $19.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Investor Class	$–	$1,372
Premium Class	–	40,052
Institutional Class	–	18,667
Fidelity U.S. Bond Index Fund	588,863	999,816
Class F	–	110,621
Total	$588,863	$1,170,528

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Investor Class
Shares sold	–	2,848	$–	$31,731
Reinvestment of distributions	–	109	–	1,209
Shares redeemed	–	(31,133)	–	(344,333)
Net increase (decrease)	–	(28,176)	$–	$(311,393)
Premium Class
Shares sold	–	60,208	$–	$670,313
Reinvestment of distributions	–	3,358	–	37,328
Shares redeemed	–	(865,394)	–	(9,559,465)
Net increase (decrease)	–	(801,828)	$–	$(8,851,824)
Institutional Class
Shares sold	–	22,965	$–	$244,669
Reinvestment of distributions	–	1,574	–	17,504
Shares redeemed	–	(437,379)	–	(4,834,754)
Net increase (decrease)	–	(412,840)	$–	$(4,572,581)
Fidelity U.S. Bond Index Fund
Shares sold	1,020,903	2,635,092	$12,254,985	$29,715,171
Reinvestment of distributions	43,001	60,822	518,253	700,911
Shares redeemed	(608,646)(a)	(825,667)	(7,298,602)(a)	(9,457,497)
Net increase (decrease)	455,258	1,870,247	$5,474,636	$20,958,585
Class F
Shares sold	–	118,877	$–	$1,341,579
Reinvestment of distributions	–	8,547	–	96,300
Shares redeemed	–	(629,641)(b)	–	(7,224,120)(b)
Net increase (decrease)	–	(502,217)	$–	$(5,786,241)

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Fidelity U.S. Bond Index Fund	.03%
Actual		$1,000.00	$1,033.00	$.15
Hypothetical-C		$1,000.00	$1,024.71	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

July 2019 Contract Approval. At its July 2019 meeting, the Board voted to approve an amended and restated management contract to implement a comprehensive unitary fee for the fund (New Contract). In reaching its conclusion to approve the New Contract, the Board considered that it had received and reviewed certain information and made certain findings in connection with the annual renewal of the Advisory Contracts at its September 2018 meeting and considered how, if at all, the approval of the New Contract would change its prior conclusions. The Board considered that the New Contract would implement a comprehensive unitary fee set at the fund's current management fee and expense contract levels and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board also noted that the New Contract would not change the investment processes, the level or nature of services provided, the resources and personnel allocated, or trading and compliance operations. Based on its evaluation, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure in the New Contract is fair and reasonable, and that the New Contract should be approved.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2015.

Fidelity U.S. Bond Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.05% to 0.03%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.03% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

UII-UDV-SANN-0420
1.925933.108

Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	59.0%
AAA	4.7%
AA	0.9%
A	6.9%
BBB	26.4%
BB and Below	4.2%
Not Rated	2.2%
Short-Term Investments and Net Other Assets*	(4.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 29, 2020 *,**,***
Corporate Bonds	35.4%
U.S. Government and U.S. Government Agency Obligations	59.0%
Asset-Backed Securities	4.8%
CMOs and Other Mortgage Related Securities	3.1%
Municipal Bonds	1.1%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	(4.3)%

 * Foreign investments - 9.5%

 ** Futures and Swaps - 5.2%

 *** Written options - (2.4)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$18,005,000	$18,022,346
3% 6/30/22	20,000,000	20,634,356
3.4% 5/15/25	51,500,000	54,944,598
3.6% 2/17/23	58,943,000	62,076,572
3.6% 7/15/25	9,728,000	10,465,830
4.3% 2/15/30	15,664,000	17,943,901
4.45% 4/1/24	2,655,000	2,920,691
4.5% 3/9/48	46,031,000	52,478,808
4.75% 5/15/46	20,994,000	24,752,900
4.9% 6/15/42	3,728,000	4,396,725
5.55% 8/15/41	6,766,000	8,762,627
6.2% 3/15/40	16,798,000	22,674,170
6.3% 1/15/38	40,737,000	56,246,395
Verizon Communications, Inc.:
4.329% 9/21/28	11,520,000	13,522,633
4.862% 8/21/46	18,891,000	25,137,511
5.012% 4/15/49	7,226,000	9,983,570
5.5% 3/16/47	18,182,000	26,622,041
		431,585,674
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	11,190,000	13,791,614
5.95% 4/1/41	7,826,000	11,399,062
		25,190,676
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	52,419,840
4.908% 7/23/25	28,398,000	31,818,709
5.375% 5/1/47	56,404,000	64,900,793
5.75% 4/1/48	9,412,000	11,223,982
6.484% 10/23/45	26,013,000	33,454,803
Comcast Corp.:
3.9% 3/1/38	5,928,000	6,916,671
4.6% 8/15/45	15,798,000	20,126,092
4.65% 7/15/42	14,116,000	17,748,663
Fox Corp.:
3.666% 1/25/22 (a)	3,878,000	4,038,086
4.03% 1/25/24 (a)	6,818,000	7,373,314
4.709% 1/25/29 (a)	9,867,000	11,570,126
5.476% 1/25/39 (a)	9,730,000	12,477,081
5.576% 1/25/49 (a)	6,456,000	8,678,023
Time Warner Cable, Inc.:
4% 9/1/21	45,069,000	46,318,674
4.5% 9/15/42	21,984,000	22,884,890
5.5% 9/1/41	15,667,000	18,324,159
5.875% 11/15/40	11,331,000	13,550,482
6.55% 5/1/37	50,619,000	65,942,717
7.3% 7/1/38	32,280,000	43,823,053
		493,590,158
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,706,342

TOTAL COMMUNICATION SERVICES		967,072,850

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,086,409
3.7% 5/9/23	4,723,000	4,905,945
4.2% 3/1/21	27,410,000	27,958,200
4.25% 5/15/23	10,018,000	10,571,274
4.375% 9/25/21	44,603,000	46,103,205
		115,625,033
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	20,685,809
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,414,475
5% 6/15/27	2,921,000	3,264,772
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,623,675
4.875% 11/15/25	28,000	30,590
4.875% 3/15/27	8,584,000	9,364,629
5.625% 1/15/24	717,000	786,908
		18,485,049
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	11,320,000	11,647,421
3% 11/19/24	25,757,000	27,015,476
		38,662,897

TOTAL CONSUMER DISCRETIONARY		193,458,788

CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	4,864,345
4.7% 2/1/36	52,011,000	61,107,084
4.9% 2/1/46	67,409,000	82,612,377
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	32,390,000	39,154,359
5.45% 1/23/39	25,203,000	32,827,411
5.55% 1/23/49	57,590,000	78,013,643
5.8% 1/23/59 (Reg. S)	61,052,000	86,250,345
Constellation Brands, Inc. 4.75% 11/15/24	2,051,000	2,322,713
		387,152,277
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,039,000	1,065,908
Food Products - 0.1%
Conagra Brands, Inc. 3.8% 10/22/21	6,161,000	6,404,290
H.J. Heinz Co.:
4.375% 6/1/46	3,522,000	3,252,938
5.2% 7/15/45	1,666,000	1,685,583
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	4,801,000	5,828,153
		17,170,964
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,427,036
3.875% 9/16/46	21,780,000	21,191,357
4.25% 8/9/42	26,130,000	26,604,697
4.5% 5/2/43	17,568,000	18,286,856
4.8% 2/14/29	26,202,000	29,974,934
5.375% 1/31/44	31,709,000	37,227,625
5.95% 2/14/49	17,400,000	22,091,272
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	24,400,000	24,501,154
3.75% 7/21/22 (a)	56,649,000	59,192,455
4.25% 7/21/25 (a)	25,864,000	28,111,813
Reynolds American, Inc.:
3.25% 6/12/20	5,106,000	5,125,003
4% 6/12/22	17,554,000	18,436,300
4.45% 6/12/25	12,732,000	14,057,394
5.7% 8/15/35	6,607,000	7,890,039
5.85% 8/15/45	50,684,000	60,627,829
6.15% 9/15/43	11,136,000	13,433,897
7.25% 6/15/37	15,680,000	20,781,957
		439,961,618

TOTAL CONSUMER STAPLES		845,350,767

ENERGY - 5.5%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,140,550
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	14,216,000	14,813,427
6.5% 4/1/20	2,078,000	2,085,181
Halliburton Co.:
3.8% 11/15/25	12,900,000	14,148,435
4.85% 11/15/35	11,266,000	13,006,710
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	32,232,000	12,140,827
8.95% 4/1/45 (b)	11,807,000	4,132,450
Valaris PLC:
5.2% 3/15/25	32,677,000	12,580,645
5.75% 10/1/44	12,542,000	3,833,211
		79,881,436
Oil, Gas & Consumable Fuels - 5.3%
Alberta Energy Co. Ltd. 8.125% 9/15/30	2,868,000	3,611,866
Amerada Hess Corp.:
7.125% 3/15/33	5,555,000	7,042,143
7.3% 8/15/31	7,267,000	9,297,326
7.875% 10/1/29	2,497,000	3,257,950
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,429,000	1,468,619
5.85% 2/1/35	12,899,000	16,608,603
Cenovus Energy, Inc. 4.25% 4/15/27	34,405,000	36,880,851
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	25,435,000	25,499,870
4.5% 6/1/25	7,777,000	8,668,803
DCP Midstream LLC:
4.75% 9/30/21 (a)	22,381,000	22,251,190
5.35% 3/15/20 (a)	41,035,000	41,086,361
5.85% 5/21/43 (a)(b)	2,410,000	2,169,000
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	40,369,516
5.6% 4/1/44	1,458,000	1,355,940
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,059,345
El Paso Corp. 6.5% 9/15/20	25,952,000	26,606,566
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	17,020,942
Enable Midstream Partners LP 3.9% 5/15/24 (b)	7,783,000	7,964,493
Enbridge Energy Partners LP 4.2% 9/15/21	26,168,000	26,938,072
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,580,560
4.25% 12/1/26	9,000,000	10,038,067
Energy Transfer Partners LP:
3.75% 5/15/30	13,654,000	13,837,581
4.2% 9/15/23	6,601,000	7,070,680
4.25% 3/15/23	5,605,000	5,936,018
4.5% 4/15/24	6,788,000	7,353,978
4.95% 6/15/28	22,521,000	24,817,670
5% 5/15/50	30,525,000	30,942,181
5.25% 4/15/29	11,043,000	12,402,052
5.8% 6/15/38	12,558,000	14,026,231
6% 6/15/48	8,178,000	9,184,877
6.25% 4/15/49	7,585,000	8,742,097
Enterprise Products Operating LP 3.75% 2/15/25	16,764,000	18,254,362
Hess Corp.:
4.3% 4/1/27	5,092,000	5,368,901
5.6% 2/15/41	7,816,000	8,448,488
5.8% 4/1/47	19,267,000	21,338,439
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,452,218
6.55% 9/15/40	2,324,000	3,008,529
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	15,584,854
Marathon Petroleum Corp. 5.125% 3/1/21	21,582,000	22,195,564
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	9,056,000	9,082,013
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	13,630,000	13,679,953
4.5% 7/15/23	9,847,000	10,632,933
4.8% 2/15/29	5,907,000	6,618,501
4.875% 12/1/24	15,019,000	16,659,194
5.5% 2/15/49	17,721,000	19,904,791
Occidental Petroleum Corp.:
2.6% 8/13/21	8,636,000	8,746,048
2.7% 8/15/22	7,632,000	7,777,097
2.9% 8/15/24	25,222,000	25,562,918
3.125% 2/15/22	2,043,000	2,090,924
3.2% 8/15/26	3,393,000	3,454,556
3.5% 8/15/29	10,687,000	10,783,123
4.3% 8/15/39	1,558,000	1,495,897
4.4% 8/15/49	1,559,000	1,483,245
4.85% 3/15/21	8,840,000	9,071,454
5.55% 3/15/26	28,220,000	31,881,891
6.45% 9/15/36	24,570,000	29,025,216
6.6% 3/15/46	53,949,000	65,493,872
7.5% 5/1/31	40,626,000	51,618,979
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	34,564,000	36,940,275
7.25% 3/17/44	14,821,000	18,277,721
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	19,683,769
5.95% 1/28/31 (a)	5,726,000	5,559,373
6.35% 2/12/48	13,566,000	12,558,046
6.49% 1/23/27 (a)	38,273,000	40,090,968
6.5% 3/13/27	37,289,000	39,013,616
6.75% 9/21/47	95,358,000	91,313,629
6.84% 1/23/30 (a)	147,293,000	153,921,185
6.95% 1/28/60 (a)	19,817,000	19,103,588
7.69% 1/23/50 (a)	124,733,000	130,221,252
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,504,243
3.6% 11/1/24	6,687,000	6,929,512
3.65% 6/1/22	27,720,000	28,496,756
3.85% 10/15/23	25,000,000	26,033,934
4.65% 10/15/25	23,040,000	25,099,630
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	11,701,217
Southwestern Energy Co. 6.2% 1/23/25 (b)	13,262,000	9,813,880
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	7,311,000	7,750,578
The Williams Companies, Inc.:
3.7% 1/15/23	18,610,000	19,425,032
4.55% 6/24/24	90,947,000	99,643,089
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	5,080,253
4.65% 7/1/26	8,954,000	9,398,584
4.75% 8/15/28	6,312,000	6,465,665
Williams Partners LP:
3.6% 3/15/22	17,478,000	18,036,673
3.9% 1/15/25	6,023,000	6,471,509
4% 11/15/21	11,678,000	12,092,145
4.125% 11/15/20	4,558,000	4,604,513
4.3% 3/4/24	18,081,000	19,575,810
4.5% 11/15/23	8,697,000	9,436,156
		1,796,046,009

TOTAL ENERGY		1,875,927,445

FINANCIALS - 15.1%
Banks - 6.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	101,991,000	105,689,381
3.3% 1/11/23	24,341,000	25,448,567
3.419% 12/20/28 (b)	32,593,000	35,217,535
3.5% 4/19/26	28,726,000	31,378,094
3.864% 7/23/24 (b)	7,284,000	7,793,459
3.95% 4/21/25	43,026,000	46,961,383
4% 1/22/25	14,494,000	15,790,951
4.1% 7/24/23	35,942,000	38,921,870
4.183% 11/25/27	3,728,000	4,140,683
4.2% 8/26/24	41,416,000	45,465,019
4.25% 10/22/26	45,120,000	50,373,287
4.45% 3/3/26	10,553,000	11,911,760
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.5491% 7/20/22 (a)(b)(c)	4,154,000	4,199,144
Barclays Bank PLC 10.179% 6/12/21 (a)	945,000	1,039,816
Barclays PLC:
3.25% 1/12/21	24,010,000	24,348,541
4.375% 1/12/26	34,752,000	38,347,094
4.836% 5/9/28	3,148,000	3,482,673
5.088% 6/20/30 (b)	44,892,000	50,971,868
5.2% 5/12/26	27,212,000	30,348,727
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,475,876
Capital One NA 2.15% 9/6/22	21,459,000	21,674,238
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	18,294,656
2.75% 4/25/22	25,000,000	25,571,450
2.9% 12/8/21	20,972,000	21,401,791
3.142% 1/24/23 (b)	22,396,000	22,959,610
3.352% 4/24/25 (b)	27,281,000	28,884,169
4.05% 7/30/22	11,452,000	12,084,988
4.075% 4/23/29 (b)	14,005,000	15,815,377
4.125% 7/25/28	3,728,000	4,141,720
4.3% 11/20/26	9,646,000	10,679,047
4.4% 6/10/25	71,128,000	79,152,654
4.45% 9/29/27	31,462,000	35,557,676
4.5% 1/14/22	1,723,000	1,811,405
4.6% 3/9/26	3,602,000	4,076,337
5.3% 5/6/44	5,127,000	6,783,623
5.5% 9/13/25	18,506,000	21,668,254
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	28,869,000	30,603,534
4.3% 12/3/25	3,460,000	3,862,252
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	15,894,066
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,646,115
3.75% 3/26/25	31,994,000	34,588,240
3.8% 9/15/22	40,643,000	42,772,731
3.8% 6/9/23	46,298,000	49,194,768
4.55% 4/17/26	1,588,000	1,791,225
Discover Bank:
4.2% 8/8/23	35,498,000	38,162,045
7% 4/15/20	10,709,000	10,776,004
Fifth Third Bancorp 8.25% 3/1/38	13,121,000	21,886,078
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	13,968,576
5.25% 3/14/44	560,000	705,386
Huntington Bancshares, Inc. 7% 12/15/20	4,856,000	5,051,499
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,651,326
5.71% 1/15/26 (a)	66,519,000	72,353,039
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	57,318,043
2.95% 10/1/26	29,121,000	30,872,065
3.25% 9/23/22	53,888,000	56,144,064
3.797% 7/23/24 (b)	69,237,000	74,009,108
3.875% 9/10/24	56,148,000	60,811,237
4.125% 12/15/26	61,839,000	69,579,151
4.25% 10/15/20	8,000,000	8,129,846
4.625% 5/10/21	11,002,000	11,407,635
Rabobank Nederland 4.375% 8/4/25	42,555,000	47,251,719
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	20,881,000	23,870,960
5.125% 5/28/24	55,246,000	60,480,140
6% 12/19/23	48,200,000	54,041,654
6.1% 6/10/23	47,686,000	52,760,783
6.125% 12/15/22	83,360,000	90,939,160
Societe Generale 4.25% 4/14/25 (a)	3,837,000	4,116,929
Synchrony Bank 3% 6/15/22	2,150,000	2,210,764
UniCredit SpA 6.572% 1/14/22 (a)	29,947,000	32,164,161
Wells Fargo & Co. 3.196% 6/17/27 (b)	34,559,000	36,859,503
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	22,490,602
		2,078,227,131
Capital Markets - 4.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	33,295,392
4.25% 2/15/24	24,489,000	26,607,711
Ares Capital Corp. 4.2% 6/10/24	48,934,000	51,966,641
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	59,342,741
3.869% 1/12/29 (a)(b)	19,608,000	21,312,162
Deutsche Bank AG 4.5% 4/1/25	70,869,000	70,615,599
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	19,147,064
3.3% 11/16/22	50,117,000	51,439,523
4.1% 1/13/26	4,496,000	4,661,944
5% 2/14/22	49,324,000	51,907,177
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	164,410,000	167,665,213
3.2% 2/23/23	87,089,000	91,069,975
3.272% 9/29/25 (b)	104,473,000	110,499,460
4.25% 10/21/25	32,884,000	35,918,991
6.75% 10/1/37	31,825,000	45,601,584
Intercontinental Exchange, Inc.:
2.75% 12/1/20	9,127,000	9,207,630
3.75% 12/1/25	1,100,000	1,212,622
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,976,466
3.25% 1/15/28	12,370,000	13,469,137
4.875% 2/15/24	11,615,000	12,927,647
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (b)(c)	1,907,000	1,919,865
3.125% 1/23/23	54,983,000	57,370,602
3.125% 7/27/26	7,974,000	8,498,214
3.625% 1/20/27	8,956,000	9,828,992
3.7% 10/23/24	21,490,000	23,368,045
3.737% 4/24/24 (b)	163,561,000	173,709,932
3.75% 2/25/23	55,561,000	59,132,842
3.875% 4/29/24	2,362,000	2,567,600
4.1% 5/22/23	24,196,000	25,866,735
4.431% 1/23/30 (b)	23,749,000	27,580,759
4.875% 11/1/22	45,005,000	48,698,677
5% 11/24/25	50,969,000	58,814,328
5.75% 1/25/21	29,144,000	30,184,103
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	31,001,797
		1,442,387,170
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	33,555,000	34,181,579
3.5% 5/26/22	8,945,000	9,196,533
4.125% 7/3/23	23,327,000	24,800,709
4.45% 12/16/21	15,806,000	16,468,721
4.45% 4/3/26	16,892,000	18,461,767
4.5% 5/15/21	6,370,000	6,580,313
4.875% 1/16/24	27,051,000	29,436,188
5% 10/1/21	9,554,000	10,009,251
Capital One Financial Corp. 3.8% 1/31/28	34,245,000	37,368,543
Discover Financial Services:
3.75% 3/4/25	20,000,000	21,520,517
3.85% 11/21/22	39,487,000	41,759,574
3.95% 11/6/24	17,423,000	18,879,351
4.1% 2/9/27	2,471,000	2,698,841
4.5% 1/30/26	25,399,000	28,281,961
5.2% 4/27/22	17,870,000	19,246,251
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	103,555,762
5.085% 1/7/21	15,830,000	16,241,348
5.584% 3/18/24	33,908,000	36,279,915
5.596% 1/7/22	32,750,000	34,555,234
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,628,808
3.75% 8/15/21	12,933,000	13,268,751
3.95% 12/1/27	42,034,000	45,107,532
4.25% 8/15/24	13,018,000	13,995,391
4.375% 3/19/24	12,380,000	13,341,527
5.15% 3/19/29	35,592,000	41,499,235
		645,363,602
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	5,754,000	6,118,421
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	38,242,267
3.85% 2/1/25	22,346,000	24,187,827
3.875% 8/15/22	17,670,000	18,582,191
4.125% 6/15/26	25,594,000	28,376,931
4.125% 5/15/29	28,249,000	31,542,593
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	37,379,802
Pine Street Trust I:
4.572% 2/15/29 (a)	31,229,000	35,381,494
5.568% 2/15/49 (a)	31,271,000	39,028,700
Voya Financial, Inc. 3.125% 7/15/24	15,086,000	15,957,359
		274,797,585
Insurance - 2.0%
American International Group, Inc.:
3.3% 3/1/21	11,928,000	12,100,150
3.875% 1/15/35	29,736,000	33,926,326
4.875% 6/1/22	27,610,000	29,420,627
Aon Corp. 5% 9/30/20	6,218,000	6,335,825
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	28,812,584
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	24,945,150
4.75% 3/15/39	9,822,000	12,707,388
4.8% 7/15/21	13,850,000	14,377,762
4.9% 3/15/49	19,547,000	26,208,169
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	40,888,000	43,849,713
MetLife, Inc. 3.048% 12/15/22 (b)	21,302,000	22,211,274
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	151,424,000	151,723,630
3% 1/10/23 (a)	15,204,000	15,920,171
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	42,314,880
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	31,635,039
Prudential Financial, Inc. 4.5% 11/16/21	695,000	729,529
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	14,030,600
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	39,079,937
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	12,107,238
Unum Group:
3.875% 11/5/25	25,368,000	27,757,953
4% 6/15/29	24,228,000	26,807,299
5.625% 9/15/20	19,561,000	19,972,712
5.75% 8/15/42	41,569,000	50,589,322
		687,563,278

TOTAL FINANCIALS		5,128,338,766

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	2,194,000	2,198,274
Health Care Providers & Services - 2.1%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,411,348
Centene Corp.:
3.375% 2/15/30 (a)	21,905,000	21,905,000
4.25% 12/15/27 (a)	25,155,000	25,879,464
4.625% 12/15/29 (a)	39,085,000	41,820,950
4.75% 1/15/25 (a)	20,010,000	20,517,254
Cigna Corp.:
3.75% 7/15/23	26,371,000	28,074,176
4.125% 9/15/20 (a)	11,062,000	11,212,404
4.125% 11/15/25	42,687,000	47,492,380
4.375% 10/15/28	32,914,000	37,436,174
4.8% 8/15/38	20,493,000	24,643,214
4.9% 12/15/48	20,474,000	25,402,246
CVS Health Corp.:
3% 8/15/26	3,494,000	3,662,077
3.25% 8/15/29	8,027,000	8,419,773
3.7% 3/9/23	13,600,000	14,373,645
4% 12/5/23	18,015,000	19,327,810
4.1% 3/25/25	115,311,000	126,376,319
4.3% 3/25/28	75,210,000	84,163,987
4.78% 3/25/38	33,481,000	39,486,071
5.05% 3/25/48	49,227,000	60,585,025
HCA Holdings, Inc. 4.75% 5/1/23	75,000	81,531
Toledo Hospital:
5.325% 11/15/28	11,480,000	13,372,952
6.015% 11/15/48	22,754,000	29,474,892
		708,118,692
Pharmaceuticals - 0.9%
Actavis Funding SCS 3.45% 3/15/22	25,461,000	26,375,000
Actavis, Inc. 3.25% 10/1/22	15,000,000	15,628,679
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	51,636,417
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	5,485,000	5,750,939
5.022% 8/28/23 (b)	17,308,000	18,538,371
5.65% 8/28/28 (b)	7,291,000	8,351,535
Mylan NV:
3.15% 6/15/21	26,969,000	27,398,539
3.95% 6/15/26	38,227,000	41,561,978
Perrigo Finance PLC 3.5% 12/15/21	2,562,000	2,623,652
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	51,903,013
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,897,000	4,750,580
2.8% 7/21/23	15,491,000	14,419,488
Zoetis, Inc. 3.25% 2/1/23	33,824,000	35,499,039
		304,437,230

TOTAL HEALTH CARE		1,014,754,196

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	16,990,294
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	562,000	626,091
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,149,469
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	8,641,000	8,845,451
3.95% 7/1/24 (a)	11,478,000	11,940,727
4.375% 5/1/26 (a)	13,980,000	14,885,129
5.25% 5/15/24 (a)	20,991,000	22,918,846
		58,590,153
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,533,984
3% 9/15/23	5,123,000	5,277,602
3.375% 6/1/21	13,887,000	14,179,466
3.75% 2/1/22	27,062,000	27,858,832
3.875% 4/1/21	18,569,000	19,019,887
4.25% 2/1/24	30,862,000	33,268,150
4.25% 9/15/24	21,001,000	22,563,137
4.75% 3/1/20	19,421,000	19,421,000
		149,122,058
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	3,341,000	3,691,805

TOTAL INDUSTRIALS		235,169,870

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	24,109,000	26,535,200
6.02% 6/15/26 (a)	8,322,000	9,746,132
		36,281,332
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,825,895

TOTAL INFORMATION TECHNOLOGY		38,107,227

MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,571,000	1,611,975
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,763,000	10,978,260
6.75% 10/19/75 (a)(b)	24,962,000	29,018,325
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,936,000	9,555,935
4.5% 8/1/47 (a)	7,237,000	8,295,411
		59,459,906
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,786,000	8,286,678
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,497,128
Boston Properties, Inc.:
3.85% 2/1/23	10,817,000	11,492,199
4.5% 12/1/28	20,395,000	24,079,522
Camden Property Trust:
2.95% 12/15/22	12,713,000	13,093,383
4.25% 1/15/24	21,470,000	23,380,824
Corporate Office Properties LP 5% 7/1/25	17,769,000	19,856,036
Duke Realty LP:
3.25% 6/30/26	318,000	343,549
3.625% 4/15/23	23,763,000	25,179,069
3.75% 12/1/24	9,068,000	9,873,500
3.875% 10/15/22	22,767,000	24,016,075
4.375% 6/15/22	701,000	741,497
Equity One, Inc. 3.75% 11/15/22	33,629,000	35,437,801
HCP, Inc.:
3.25% 7/15/26	3,144,000	3,391,819
3.5% 7/15/29	3,594,000	3,953,943
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,841,156
3.5% 8/1/26	7,811,000	8,463,879
Highwoods/Forsyth LP 3.2% 6/15/21	877,000	892,499
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	49,414,447
Lexington Corporate Properties Trust 4.4% 6/15/24	8,452,000	8,940,849
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	33,134,000	34,844,811
4.375% 8/1/23	32,463,000	35,052,927
4.5% 1/15/25	14,849,000	16,186,094
4.5% 4/1/27	74,033,000	82,453,998
4.75% 1/15/28	36,570,000	41,099,928
4.95% 4/1/24	7,995,000	8,879,779
5.25% 1/15/26	31,863,000	36,570,065
Prologis LP 3.25% 10/1/26	856,000	931,007
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,389,168
5% 12/15/23	4,492,000	4,846,834
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	14,022,570
4.25% 2/1/26	16,356,000	17,929,753
4.625% 7/15/22	6,726,000	7,163,075
Store Capital Corp. 4.625% 3/15/29	9,743,000	11,272,970
Ventas Realty LP:
3% 1/15/30	43,597,000	45,338,058
3.125% 6/15/23	6,954,000	7,282,845
3.5% 2/1/25	8,762,000	9,388,275
4% 3/1/28	12,591,000	14,022,414
4.125% 1/15/26	8,982,000	9,969,172
Weingarten Realty Investors 3.375% 10/15/22	4,880,000	5,045,622
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,831,275
4% 2/1/25	32,062,000	34,529,029
4.6% 4/1/24	2,875,000	3,143,523
		745,369,045
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	37,063,225
3.95% 11/15/27	24,749,000	27,179,474
4.1% 10/1/24	30,631,000	33,435,790
4.55% 10/1/29	31,499,000	36,512,014
CBRE Group, Inc. 4.875% 3/1/26	4,233,000	4,855,458
Digital Realty Trust LP:
3.95% 7/1/22	19,003,000	19,934,131
4.75% 10/1/25	18,728,000	21,480,570
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,130,243
Liberty Property LP:
3.375% 6/15/23	13,610,000	14,489,006
4.125% 6/15/22	12,160,000	12,849,695
4.4% 2/15/24	32,513,000	36,187,751
Mack-Cali Realty LP:
3.15% 5/15/23	43,093,000	43,424,790
4.5% 4/18/22	7,492,000	7,720,726
Mid-America Apartments LP 4% 11/15/25	447,000	500,764
Post Apartment Homes LP 3.375% 12/1/22	4,831,000	5,045,095
Tanger Properties LP:
3.125% 9/1/26	16,163,000	16,629,627
3.75% 12/1/24	20,842,000	22,003,414
3.875% 12/1/23	11,362,000	11,989,218
3.875% 7/15/27	8,715,000	9,311,575
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,000,000
		381,742,566

TOTAL REAL ESTATE		1,127,111,611

UTILITIES - 1.6%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,921,295
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	19,437,000	19,973,421
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	17,215,000	18,365,411
6.4% 9/15/20 (a)	37,691,000	38,571,442
Eversource Energy 2.8% 5/1/23	32,099,000	33,356,232
Exelon Corp. 2.85% 6/15/20	7,468,000	7,485,750
FirstEnergy Corp.:
4.25% 3/15/23	68,802,000	73,635,835
7.375% 11/15/31	31,029,000	45,303,258
IPALCO Enterprises, Inc.:
3.45% 7/15/20	44,712,000	44,919,238
3.7% 9/1/24	11,464,000	12,075,828
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,253,448
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,296,583
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,246,391
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,107,986
		340,512,118
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	6,090,000	7,389,834
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	7,080,000	7,281,736
		14,671,570
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,185,000	3,296,475
Emera U.S. Finance LP:
2.7% 6/15/21	6,375,000	6,474,736
3.55% 6/15/26	9,377,000	10,181,511
		19,952,722
Multi-Utilities - 0.5%
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	15,211,594
5.95% 6/15/41	22,990,000	31,719,970
NiSource, Inc. 2.95% 9/1/29	47,860,000	50,164,722
Puget Energy, Inc.:
5.625% 7/15/22	1,783,000	1,922,669
6% 9/1/21	28,119,000	30,013,917
6.5% 12/15/20	9,002,000	9,341,928
Sempra Energy:
2.875% 10/1/22	9,886,000	10,187,450
6% 10/15/39	1,481,000	2,068,845
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	14,096,000	13,545,242
		164,176,337

TOTAL UTILITIES		539,312,747

TOTAL NONCONVERTIBLE BONDS
(Cost $11,208,698,471)		12,024,064,173

U.S. Government and Government Agency Obligations - 30.6%
U.S. Treasury Inflation-Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$129,943,848	$149,510,029
0.875% 2/15/47	72,464,664	86,608,737
1% 2/15/46	28,638,425	34,924,439
1% 2/15/49 (d)	60,343,890	75,260,826
1.375% 2/15/44	1,855,693	2,404,604
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	90,455,892	92,711,235
0.125% 7/15/26	87,844,704	90,639,187
0.25% 7/15/29	15,069,150	15,852,401
0.375% 7/15/25	284,188,881	296,493,086
0.375% 1/15/27	158,177,909	165,507,664
0.625% 1/15/26	225,650,726	238,304,911
0.75% 7/15/28	31,343,439	34,164,738
0.875% 1/15/29	113,057,404	124,542,201

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,406,924,058

U.S. Treasury Obligations - 26.4%
U.S. Treasury Bonds:
2.875% 5/15/49	264,876,000	339,362,029
3% 2/15/49	940,761,000	1,230,779,955
U.S. Treasury Notes:
1.125% 2/28/27	35,948,000	36,136,165
1.5% 9/30/24	688,312,000	706,138,207
1.5% 1/31/27	662,151,000	682,170,725
1.625% 9/30/26	799,312,000	829,473,543
1.625% 8/15/29	930,969,000	971,953,458
1.875% 3/31/22	311,519,000	317,676,366
2.125% 3/31/24	172,231,000	180,586,894
2.125% 7/31/24	24,323,300	25,588,872
2.125% 11/30/24	379,473,000	400,492,245
2.25% 4/30/24	330,464,300	348,407,480
2.25% 12/31/24	284,595,000	302,271,019
2.25% 11/15/27	51,332,000	55,821,545
2.375% 4/30/26	317,775,000	343,631,459
2.375% 5/15/27	79,084,100	86,346,863
2.5% 1/31/24	316,100,000	335,374,691
2.625% 12/31/23	148,680,000	158,262,890
2.625% 2/15/29	119,097,700	134,389,659
2.75% 6/30/25	207,274,300	226,568,623
2.75% 2/15/28	132,320,000	149,226,982
2.875% 11/30/25	423,590,600	468,282,717
3.125% 11/15/28	563,637,200	658,024,415

TOTAL U.S. TREASURY OBLIGATIONS		8,986,966,802

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,582,267,714)		10,393,890,860

U.S. Government Agency - Mortgage Securities - 33.7%
Fannie Mae - 8.6%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (b)(c)	30,351	31,601
12 month U.S. LIBOR + 1.440% 4.509% 4/1/37 (b)(c)	105,190	109,777
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	61,548	64,033
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (b)(c)	141,193	147,442
12 month U.S. LIBOR + 1.520% 3.798% 3/1/36 (b)(c)	3,377	3,538
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (b)(c)	74,953	78,154
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (b)(c)	55,293	57,961
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (b)(c)	276,448	288,313
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (b)(c)	97,241	101,411
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (b)(c)	70,856	74,312
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (b)(c)	115,674	122,019
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (b)(c)	174,148	182,434
12 month U.S. LIBOR + 1.680% 4.56% 4/1/36 (b)(c)	7,416	7,730
12 month U.S. LIBOR + 1.690% 3.657% 7/1/43 (b)(c)	200,266	208,636
12 month U.S. LIBOR + 1.690% 4.365% 8/1/35 (b)(c)	14,119	14,786
12 month U.S. LIBOR + 1.710% 4.016% 5/1/35 (b)(c)	185,182	193,703
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (b)(c)	591,524	610,909
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (b)(c)	235,535	247,066
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (b)(c)	108,462	113,837
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (b)(c)	153,694	160,343
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42(b)(c)	365,831	381,689
12 month U.S. LIBOR + 1.800% 4.052% 12/1/40 (b)(c)	5,646,948	5,917,148
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (b)(c)	921,016	961,993
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	111,066	116,512
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	330,238	345,613
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (b)(c)	358,143	374,588
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	531,529	553,932
12 month U.S. LIBOR + 1.820% 4.387% 2/1/35 (b)(c)	53,780	56,733
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	285,020	296,718
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (b)(c)	87,274	91,174
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (b)(c)	61,077	64,084
12 month U.S. LIBOR + 1.930% 4.623% 9/1/36 (b)(c)	80,685	84,127
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (b)(c)	18,429	19,071
6 month U.S. LIBOR + 1.500% 3.396% 1/1/35 (b)(c)	206,591	214,315
6 month U.S. LIBOR + 1.510% 3.449% 2/1/33 (b)(c)	17,515	18,135
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (b)(c)	52,009	54,015
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (b)(c)	62,957	65,356
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (b)(c)	23,007	23,841
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	33,437	34,797
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (b)(c)	2,876	3,006
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (b)(c)	38,013	39,817
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (b)(c)	41,384	43,524
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.644% 12/1/33 (b)(c)	565,754	590,991
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (b)(c)	234,863	246,891
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (b)(c)	130,910	137,576
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.399% 5/1/35 (b)(c)	28,424	29,922
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.664% 7/1/34 (b)(c)	259,241	272,132
2.5% 12/1/25 to 4/1/43 (e)	146,349,087	151,333,440
3% 3/1/26 to 2/1/50 (f)(g)	906,268,281	947,749,006
3.4% 7/1/42 to 9/1/42	81,577	86,701
3.5% 7/1/32 to 11/1/49	837,146,265	888,988,899
3.65% 5/1/42 to 8/1/42	42,089	45,222
3.9% 4/1/42	6,350	6,958
4% 5/1/29 to 9/1/48	513,037,444	552,162,705
4.25% 11/1/41	20,273	22,440
4.5% to 4.5% 6/1/20 to 9/1/49	295,103,561	322,250,964
5% 3/1/20	7	7
5% 5/1/20 to 2/1/49	29,436,817	32,877,164
5.245% 8/1/41 (b)	2,798,756	3,092,686
5.5% 9/1/21 to 9/1/24	126,666	130,283
6% to 6% 6/1/20 to 1/1/42	13,264,625	15,672,009
6.5% 8/1/20 to 5/1/38	9,379,031	10,803,200
6.542% 2/1/39 (b)	2,391,986	2,611,250
7% to 7% 9/1/21 to 7/1/37	1,816,811	2,077,354
7.5% to 7.5% 9/1/22 to 9/1/32	828,024	947,399
8% 8/1/29 to 3/1/37	28,386	34,403
8.5% 5/1/21 to 9/1/25	2,578	2,744
9% 10/1/30	13,817	16,357
9.5% 9/1/21 to 2/1/25	150	151

TOTAL FANNIE MAE		2,944,767,047

Freddie Mac - 5.8%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (b)(c)	68,048	70,848
12 month U.S. LIBOR + 1.370% 3.599% 3/1/36 (b)(c)	289,493	301,631
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (b)(c)	215,880	225,371
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	63,529	66,363
12 month U.S. LIBOR + 1.750% 3.767% 12/1/40 (b)(c)	2,823,915	2,954,190
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (b)(c)	1,113,271	1,161,125
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (b)(c)	679,326	708,176
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (b)(c)	83,196	87,468
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (b)(c)	78,266	82,119
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (b)(c)	480,646	503,440
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	232,347	241,609
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	367,671	384,593
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	407,624	425,165
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	787,704	821,360
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	568,232	594,754
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	703,948	733,496
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	44,644	46,896
12 month U.S. LIBOR + 1.960% 4.821% 6/1/33 (b)(c)	24,885	26,080
12 month U.S. LIBOR + 1.990% 4.913% 4/1/38 (b)(c)	225,358	235,667
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (b)(c)	119,465	125,560
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (b)(c)	5,345	5,617
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	45,734	48,260
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	206,020	217,244
12 month U.S. LIBOR + 2.280% 4.53% 10/1/36 (b)(c)	63	66
6 month U.S. LIBOR + 1.120% 3.148% 8/1/37 (b)(c)	74,286	76,033
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (b)(c)	19,693	20,476
6 month U.S. LIBOR + 1.650% 3.874% 4/1/35 (b)(c)	124,159	128,960
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (b)(c)	232,736	242,712
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (b)(c)	120,970	126,460
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	31,280	32,635
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (b)(c)	329,768	344,427
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (b)(c)	166,880	174,318
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (b)(c)	86,952	90,932
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (b)(c)	92,525	96,864
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (b)(c)	50,822	53,311
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (b)(c)	268,760	281,891
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.497% 1/1/35 (b)(c)	4,228	4,467
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.828% 6/1/33 (b)(c)	463,436	483,891
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.564% 3/1/35 (b)(c)	950,896	1,000,414
2.5% 11/1/27 to 2/1/35	154,438,061	159,254,037
3% 6/1/31 to 1/1/50	345,349,865	362,042,419
3.5% 1/1/32 to 5/1/49 (g)	619,357,434	659,885,886
3.5% 8/1/47	15,867,417	16,877,456
4% 6/1/33 to 10/1/48	503,596,162	543,841,930
4% 4/1/48	895,268	951,126
4.5% 6/1/25 to 12/1/48	148,138,596	161,930,314
5% 6/1/20 to 7/1/41	30,520,714	34,249,844
5.5% 4/1/20 to 6/1/22	239,332	244,963
6% 6/1/20 to 6/1/39	3,026,315	3,503,058
6.5% 4/1/21 to 9/1/39	4,536,712	5,292,797
7% 6/1/21 to 9/1/36	1,662,537	1,922,134
7.5% 1/1/27 to 7/1/34	146,478	170,761
8% 7/1/24 to 4/1/32	40,590	46,810
8.5% 12/1/22 to 1/1/28	40,262	45,255

TOTAL FREDDIE MAC		1,963,483,679

Ginnie Mae - 14.5%
3.5% 10/20/40 to 12/20/49	699,683,133	741,130,719
4% 7/20/33 to 5/20/49	992,298,154	1,051,862,336
4.5% 6/20/33 to 6/20/48	198,185,130	213,697,060
5.5% 6/15/33 to 9/15/39	2,822,192	3,213,634
6% to 6% 10/15/30 to 5/15/40	5,245,789	6,082,116
7% to 7% 10/15/22 to 3/15/33	2,445,343	2,812,264
7.5% to 7.5% 2/15/22 to 9/15/31	620,668	691,132
8% 11/15/21 to 11/15/29	165,900	180,893
8.5% to 8.5% 10/15/21 to 1/15/31	43,737	49,834
9% 1/15/23	271	290
9.5% 12/15/20 to 3/15/23	63	64
2.5% 3/1/50 (h)	20,450,000	20,991,631
2.5% 3/1/50 (h)	47,950,000	49,219,985
2.5% 3/1/50 (h)	60,100,000	61,691,785
2.5% 3/1/50 (h)	900,000	923,837
2.5% 3/1/50 (h)	119,800,000	122,972,975
2.5% 4/1/50 (h)	126,250,000	129,475,435
3% 4/15/42 to 4/20/50(f)(h)	315,435,925	328,414,681
3% 3/1/50 (h)	81,400,000	84,105,199
3% 3/1/50 (h)	58,400,000	60,340,831
3% 3/1/50 (h)	48,800,000	50,421,790
3% 3/1/50 (h)	55,600,000	57,447,777
3% 3/1/50 (h)	22,100,000	22,834,458
3% 3/1/50(h)	56,000,000	57,861,070
3% 3/1/50 (h)	38,250,000	39,521,178
3% 3/1/50 (h)	115,800,000	119,648,428
3% 3/1/50 (h)	86,800,000	89,684,659
3% 3/1/50 (h)	47,000,000	48,561,970
3% 3/1/50 (h)	50,275,000	51,945,809
3% 3/1/50 (h)	43,700,000	45,152,300
3% 4/1/50 (h)	98,200,000	101,359,948
3% 4/1/50 (h)	21,200,000	21,882,188
3% 4/1/50 (h)	58,300,000	60,176,018
3% 4/1/50 (h)	30,100,000	31,068,579
3% 4/1/50 (h)	79,850,000	82,419,469
3.5% 3/1/50 (h)	51,000,000	52,836,092
3.5% 3/1/50 (h)	33,200,000	34,395,260
3.5% 3/1/50 (h)	14,400,000	14,918,426
3.5% 3/1/50 (h)	78,600,000	81,429,741
3.5% 3/1/50 (h)	119,450,000	123,750,415
3.5% 3/1/50 (h)	117,300,000	121,523,011
3.5% 3/1/50 (h)	95,300,000	98,730,972
3.5% 3/1/50 (h)	74,750,000	77,441,135
3.5% 3/1/50 (h)	52,225,000	54,105,194
3.5% 3/1/50 (h)	24,700,000	25,589,244
3.5% 3/1/50 (h)	14,900,000	15,436,427
3.5% 3/1/50 (h)	14,700,000	15,229,226
3.5% 4/1/50 (h)	96,325,000	99,710,092
3.5% 4/1/50 (h)	52,100,000	53,930,919
3.5% 4/1/50 (h)	71,300,000	73,805,653
3.5% 4/1/50 (h)	53,800,000	55,690,661
4% 3/1/50 (h)	32,900,000	34,252,947
4% 3/1/50 (h)	88,900,000	92,555,835
5% 12/15/32 to 4/20/48	35,043,760	38,957,094
6.5% 3/20/31 to 6/15/37	559,845	652,677

TOTAL GINNIE MAE		4,922,783,363

Uniform Mortgage Backed Securities - 4.8%
2.5% 3/1/35 (h)	115,700,000	118,756,111
2.5% 3/1/35 (h)	41,350,000	42,442,223
2.5% 3/1/35 (h)	44,150,000	45,316,183
2.5% 3/1/35 (h)	13,450,000	13,805,270
2.5% 3/1/35 (h)	9,700,000	9,956,217
2.5% 3/1/35 (h)	12,950,000	13,292,063
2.5% 3/1/35 (h)	20,800,000	21,349,413
2.5% 3/1/35 (h)	13,600,000	13,959,232
2.5% 3/1/50 (h)	34,200,000	34,875,611
2.5% 3/1/50 (h)	128,975,000	131,522,862
3% 3/1/50 (h)	28,400,000	29,246,010
3% 3/1/50 (h)	30,000,000	30,893,673
3% 3/1/50 (h)	45,850,000	47,215,830
3% 3/1/50 (h)	29,300,000	30,172,821
3% 3/1/50 (h)	29,250,000	30,121,331
3% 3/1/50 (h)	78,600,000	80,941,423
3% 3/1/50 (h)	22,100,000	22,758,339
3% 3/1/50 (h)	82,700,000	85,163,559
3% 3/1/50 (h)	38,300,000	39,440,923
3% 3/1/50 (h)	26,000,000	26,774,517
3% 3/1/50 (h)	54,100,000	55,711,590
3% 3/1/50 (h)	30,200,000	31,099,631
3% 3/1/50 (h)	103,250,000	106,325,725
3.5% 3/1/50 (h)	66,800,000	69,366,189
3.5% 3/1/50 (h)	19,700,000	20,456,795
3.5% 3/1/50 (h)	38,000,000	39,459,808
3.5% 3/1/50 (h)	105,200,000	109,241,363
3.5% 3/1/50 (h)	51,000,000	52,959,216
3.5% 3/1/50 (h)	14,400,000	14,953,190
3.5% 3/1/50 (h)	31,200,000	32,398,579
3.5% 3/1/50 (h)	31,200,000	32,398,579
3.5% 3/1/50 (h)	19,300,000	20,041,429
3.5% 3/1/50 (h)	29,600,000	30,737,114
3.5% 3/1/50 (h)	42,900,000	44,548,046
3.5% 3/1/50 (h)	19,700,000	20,456,795
3.5% 3/1/50 (h)	86,500,000	89,822,984

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,637,980,644

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,257,840,611)		11,469,014,733

Asset-Backed Securities - 4.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$19,145,487	$19,378,908
Series 2019-1 Class A, 3.844% 5/15/39 (a)	21,229,339	21,704,190
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	37,047,128	37,366,319
Class B, 4.458% 10/16/39 (a)	6,515,104	6,593,147
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (a)(b)(c)	34,917,000	34,937,950
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1491% 1/20/33 (a)(b)(c)	17,673,000	17,642,956
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	17,516,000	17,515,650
Class B, 4.335% 1/16/40 (a)	2,791,000	2,790,916
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	31,563,000	31,572,469
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (a)(b)(c)	37,970,000	37,939,624
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)	12,146,000	12,146,000
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 1.9868% 10/25/35 (b)(c)	213,489	213,005
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.7518% 2/25/35 (b)(c)	591,132	590,129
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	15,400,000	15,404,620
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	41,183,177	42,171,618
Class AA, 2.487% 12/16/41 (a)	7,899,854	7,863,895
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.5793% 5/25/29 (b)(c)	14,383,786	14,390,591
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (a)(b)(c)	36,617,000	36,617,000
CarMax Auto Owner Trust Series 2019-4 Class A2A, 2.01% 3/15/23	20,805,000	20,921,489
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	7,339,000	7,363,714
Class A3, 2.3% 9/15/23 (a)	12,563,000	12,672,449
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	31,243,983	32,138,449
Class B, 5.095% 4/15/39 (a)	14,069,501	14,643,032
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	34,301,386	35,278,942
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	25,157,000	25,159,516
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	17,483,000	17,484,748
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9768% 10/25/37 (a)(b)(c)	374,967	378,176
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	21,264,000	21,368,653
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	118,344	119,517
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	190,254	192,278
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	30,576,319	30,838,095
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	9,822,465	9,849,378
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	18,311,508	18,805,186
Class A2II, 4.03% 11/20/47 (a)	31,008,255	32,949,992
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	27,826,000	28,182,604
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	17,100,000	17,313,945
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	9,977,000	9,979,993
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (a)(b)(c)	40,634,000	40,621,810
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 3.0126% 1/16/32 (b)(c)	346,000	344,478
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (a)(b)(c)	28,603,000	28,591,559
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (a)(b)(c)	23,800,000	23,800,000
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	41,484,000	41,938,237
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	32,010,899	32,100,325
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.4518% 3/25/34 (b)(c)	663	655
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	30,174,471	30,389,796
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	35,131,000	35,141,539
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	667,000	765,732
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.3209% 4/10/31 (a)(b)(c)	129,742	129,752
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	14,291,421	14,793,607
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,246,711	15,610,314
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	29,594,787
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (a)(b)(c)	14,189,000	14,181,906
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (a)(b)(c)	34,866,000	34,872,973
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	16,640,000	16,646,656
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (a)(b)(c)	30,670,000	30,709,871
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	23,551,000	23,576,906
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	18,421,230	18,548,755
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30 (a)(b)(c)	36,285,000	36,285,000
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	116,455	116,497
Series 2018-3A Class A 3.5545% 11/25/28 (a)	396,082	395,540
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	384,298	385,690
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(c)	658,000	659,265
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (b)(c)	466,746	466,785
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (a)(b)(c)	34,875,000	34,881,975
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.5941% 7/25/25 (b)(c)	17,108	17,117
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (b)(c)	1,245,000	1,251,007
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	28,015,000	29,271,193
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	27,605,115	28,666,670
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	21,447	21,489
Series 2019-4A Class A, 2.48% 2/17/26 (a)	8,962,285	9,006,572
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	55,211,000	56,505,008
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	1,478,435	1,491,621
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	34,283,000	34,282,475
Class B, 4.335% 3/15/40 (a)	3,125,000	3,105,959
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	34,963,000	36,654,150
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.3636% 12/15/27 (a)(b)(c)	33,574,897	33,581,377
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (a)(b)(c)	24,293,000	24,293,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	103,261	101,302
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	35,270,185	36,597,028
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	44,601,073	45,099,178
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	133,810	141,351
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	668,566	700,499
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	266,571	284,478
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	8,129,510	8,250,529
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	2,720,000	1,972,000
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	214,624	215,061
Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,733,520	2,746,708
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (a)(b)(c)	34,251,000	34,251,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (a)(b)(c)	35,926,000	35,943,963
TOTAL ASSET-BACKED SECURITIES
(Cost $1,604,429,939)		1,622,480,288

Collateralized Mortgage Obligations - 2.4%
Private Sponsor - 0.5%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.8009% 6/27/36 (a)(b)(c)	165,814	164,229
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	12,278	12,396
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.3541% 1/25/37 (a)(b)	12,205	12,340
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	266,039	271,536
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (a)(b)(c)	213,018	206,601
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)	309,188	0
Class AA1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (a)(b)(c)	666,700	643,448
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	142,431	144,017
Gosforth Funding PLC floater Series 2017-1A Class A1A, 3 month U.S. LIBOR + 0.470% 2.3725% 12/19/59 (a)(b)(c)	5,251,155	5,249,338
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	3,185,835	3,184,006
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.8638% 6/21/36 (a)(b)(c)	30,611	30,516
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	1,147,000	1,166,289
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	22,912	23,316
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	16,363,728	16,319,170
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	18,317,589	19,045,123
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	27,067,020	28,357,162
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/35 (b)(c)	9,850	9,851
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	9,710,250	9,710,609
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	26,954,000	26,993,110
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	17,460,683	17,869,918
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	8,851	8,679
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.3691% 1/21/70 (a)(b)(c)	9,267,500	9,269,511
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	21,551,600	21,569,811
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2668% 9/25/43 (b)(c)	200,733	201,032
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.6666% 9/25/33 (b)	27,344	27,543
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	18,188	18,181

TOTAL PRIVATE SPONSOR		160,507,732

U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4268% 2/25/32 (b)(c)	33,687	34,135
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.6585% 3/18/32 (b)(c)	59,570	60,846
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (b)(c)	68,931	70,330
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6268% 10/25/32 (b)(c)	89,959	91,794
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3768% 1/25/32 (b)(c)	33,980	34,364
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4733% 12/25/33 (b)(i)(j)	1,153,159	311,000
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0533% 11/25/36 (b)(i)(j)	821,896	171,590
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	20,896	21,822
Series 1993-207 Class H, 6.5% 11/25/23	355,721	381,063
Series 1996-28 Class PK, 6.5% 7/25/25	125,498	134,781
Series 1999-17 Class PG, 6% 4/25/29	518,912	573,214
Series 1999-32 Class PL, 6% 7/25/29	493,134	550,455
Series 1999-33 Class PK, 6% 7/25/29	367,491	407,168
Series 2001-52 Class YZ, 6.5% 10/25/31	47,777	55,682
Series 2003-28 Class KG, 5.5% 4/25/23	193,076	200,464
Series 2005-102 Class CO 11/25/35 (k)	238,173	222,030
Series 2005-39 Class TE, 5% 5/25/35	51,291	56,862
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3205% 8/25/35 (b)(j)	70,912	94,114
Series 2005-81 Class PC, 5.5% 9/25/35	652,352	734,395
Series 2006-12 Class BO 10/25/35 (k)	1,083,114	1,010,252
Series 2006-37 Class OW 5/25/36 (k)	110,854	103,071
Series 2006-45 Class OP 6/25/36 (k)	371,990	344,593
Series 2006-62 Class KP 4/25/36 (k)	601,591	561,620
Series 2012-149:
Class DA, 1.75% 1/25/43	5,262,609	5,298,110
Class GA, 1.75% 6/25/42	5,531,886	5,568,855
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	104,597	119,344
Series 1999-25 Class Z, 6% 6/25/29	382,008	431,434
Series 2001-20 Class Z, 6% 5/25/31	531,286	592,993
Series 2001-31 Class ZC, 6.5% 7/25/31	295,622	338,905
Series 2002-16 Class ZD, 6.5% 4/25/32	163,634	191,178
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9233% 11/25/32 (b)(i)(j)	634,171	94,177
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	1,341,079	102,732
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0133% 12/25/36 (b)(i)(j)	574,072	147,738
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8133% 5/25/37 (b)(i)(j)	315,510	68,720
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.1985% 9/25/23 (b)(j)	17,731	21,118
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4733% 3/25/33 (b)(i)(j)	87,412	19,887
Series 2005-72 Class ZC, 5.5% 8/25/35	4,485,459	4,983,379
Series 2005-79 Class ZC, 5.9% 9/25/35	1,718,817	1,986,789
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8595% 6/25/37 (b)(j)	294,711	628,848
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (b)(j)	408,272	867,263
Class SB, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (b)(j)	152,744	284,760
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7233% 3/25/38 (b)(i)(j)	2,162,347	437,236
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7333% 6/25/21 (b)(i)(j)	226	3
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4233% 12/25/40 (b)(i)(j)	2,029,841	392,814
Class ZA, 4.5% 12/25/40	4,105,665	4,576,325
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	1,355,369	96,610
Series 2010-150 Class ZC, 4.75% 1/25/41	6,285,933	7,144,860
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	702	4
Series 2010-95 Class ZC, 5% 9/25/40	13,481,392	15,441,081
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	74,852	463
Series 2011-39 Class ZA, 6% 11/25/32	1,432,689	1,662,980
Series 2011-4 Class PZ, 5% 2/25/41	2,678,840	3,085,590
Series 2011-67 Class AI, 4% 7/25/26 (i)	450,054	29,911
Series 2011-83 Class DI, 6% 9/25/26 (i)	359,416	17,814
Series 2012-100 Class WI, 3% 9/25/27 (i)	4,770,881	353,105
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0233% 12/25/30 (b)(i)(j)	1,690,978	141,655
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9233% 6/25/41 (b)(i)(j)	2,119,324	227,773
Series 2013-133 Class IB, 3% 4/25/32 (i)	3,345,084	177,544
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4233% 1/25/44 (b)(i)(j)	1,531,942	256,217
Series 2013-51 Class GI, 3% 10/25/32 (i)	3,995,913	319,584
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0933% 6/25/35 (b)(i)(j)	1,632,998	352,558
Series 2015-42 Class IL, 6% 6/25/45 (i)	6,456,522	1,335,082
Series 2015-70 Class JC, 3% 10/25/45	8,883,999	9,378,189
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	3,462,871	692,310
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	311,995	60,948
Series 343 Class 16, 5.5% 5/25/34 (i)	273,001	48,073
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	195,867	46,472
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	128,643	25,227
Class 13, 6% 3/25/34 (i)	176,746	34,601
Series 359 Class 19, 6% 7/25/35 (b)(i)	109,335	23,586
Series 384 Class 6, 5% 7/25/37 (i)	1,315,323	245,464
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.4585% 1/15/32 (b)(c)	27,657	28,022
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (b)(c)	37,887	38,514
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.6585% 3/15/32 (b)(c)	38,161	38,940
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.5585% 6/15/31 (b)(c)	69,747	70,877
Class FG, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (b)(c)	21,769	22,129
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.9085% 5/15/37 (b)(c)	1,521,067	1,509,908
planned amortization class:
Series 2006-15 Class OP 3/25/36 (k)	1,135,793	1,062,837
Series 2095 Class PE, 6% 11/15/28	583,875	647,508
Series 2101 Class PD, 6% 11/15/28	45,711	50,515
Series 2104 Class PG, 6% 12/15/28	10,440	11,652
Series 2121 Class MG, 6% 2/15/29	238,733	264,751
Series 2131 Class BG, 6% 3/15/29	1,554,428	1,729,798
Series 2137 Class PG, 6% 3/15/29	223,575	249,838
Series 2154 Class PT, 6% 5/15/29	421,322	470,747
Series 2162 Class PH, 6% 6/15/29	86,178	95,137
Series 2520 Class BE, 6% 11/15/32	568,896	651,183
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.9415% 3/15/23 (b)(i)(j)	7,635	162
Series 2693 Class MD, 5.5% 10/15/33	1,742,153	1,985,176
Series 2802 Class OB, 6% 5/15/34	738,357	815,039
Series 2962 Class BE, 4.5% 4/15/20	11,693	11,706
Series 3002 Class NE, 5% 7/15/35	1,542,889	1,692,927
Series 3110 Class OP 9/15/35 (k)	644,519	619,406
Series 3119 Class PO 2/15/36 (k)	1,374,016	1,279,038
Series 3121 Class KO 3/15/36 (k)	221,475	207,037
Series 3123 Class LO 3/15/36 (k)	768,331	715,949
Series 3145 Class GO 4/15/36(k)	747,120	698,776
Series 3189 Class PD, 6% 7/15/36	1,324,965	1,569,370
Series 3225 Class EO 10/15/36 (k)	408,711	380,241
Series 3258 Class PM, 5.5% 12/15/36	629,527	697,769
Series 3415 Class PC, 5% 12/15/37	514,590	573,474
Series 3786 Class HI, 4% 3/15/38 (i)	1,004,483	35,871
Series 3806 Class UP, 4.5% 2/15/41	4,276,473	4,680,166
Series 3832 Class PE, 5% 3/15/41	5,791,507	6,442,981
Series 4135 Class AB, 1.75% 6/15/42	4,162,481	4,193,327
Series 4765 Class PE, 3% 12/15/41	15,042,195	15,432,301
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	5,142	5,734
Series 2135 Class JE, 6% 3/15/29	119,976	134,463
Series 2274 Class ZM, 6.5% 1/15/31	146,800	167,625
Series 2281 Class ZB, 6% 3/15/30	290,149	319,524
Series 2303 Class ZV, 6% 4/15/31	138,497	154,883
Series 2357 Class ZB, 6.5% 9/15/31	1,058,602	1,233,018
Series 2502 Class ZC, 6% 9/15/32	276,549	315,706
Series 2519 Class ZD, 5.5% 11/15/32	401,037	449,781
Series 2546 Class MJ, 5.5% 3/15/23	118,631	123,398
Series 2601 Class TB, 5.5% 4/15/23	56,457	59,263
Series 2998 Class LY, 5.5% 7/15/25	221,452	235,813
Series 3871 Class KB, 5.5% 6/15/41	5,044,871	5,980,839
Series 4423 Class NJ, 3% 9/15/41	17,925,000	18,624,588
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.9415% 2/15/36 (b)(i)(j)	424,867	101,891
Series 1658 Class GZ, 7% 1/15/24	15,390	16,389
Series 2013-4281 Class AI, 4% 12/15/28 (i)	4,089,801	249,217
Series 2017-4683 Class LM, 3% 5/15/47	8,426,913	8,769,313
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.5415% 11/15/31 (b)(i)(j)	64,751	9,895
Series 2587 Class IM, 6.5% 3/15/33 (i)	10,037	2,219
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.0198% 8/15/24 (b)(j)	4,355	5,356
Class SD, 86.400% - 1 month U.S. LIBOR 64.8895% 8/15/24 (b)(j)	6,376	9,150
Series 2933 Class ZM, 5.75% 2/15/35	3,580,536	4,255,252
Series 2935 Class ZK, 5.5% 2/15/35	5,314,760	6,019,860
Series 2947 Class XZ, 6% 3/15/35	2,090,297	2,413,682
Series 2996 Class ZD, 5.5% 6/15/35	2,574,737	3,041,472
Series 3237 Class C, 5.5% 11/15/36	3,913,144	4,525,536
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0015% 11/15/36 (b)(i)(j)	1,743,178	401,800
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0915% 3/15/37 (b)(i)(j)	2,583,776	635,500
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1015% 4/15/37 (b)(i)(j)	3,659,022	922,166
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9215% 6/15/37 (b)(i)(j)	1,290,476	275,516
Series 3949 Class MK, 4.5% 10/15/34	1,113,501	1,203,523
Series 3955 Class YI, 3% 11/15/21 (i)	18,735	333
Series 4055 Class BI, 3.5% 5/15/31 (i)	2,991,744	174,987
Series 4149 Class IO, 3% 1/15/33 (i)	1,922,162	203,645
Series 4314 Class AI, 5% 3/15/34 (i)	905,116	70,275
Series 4427 Class LI, 3.5% 2/15/34 (i)	5,486,526	410,400
Series 4471 Class PA 4% 12/15/40	7,369,125	7,744,325
target amortization class Series 2156 Class TC, 6.25% 5/15/29	278,501	299,768
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.5763% 2/15/24 (b)(c)	86,221	86,625
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	14,402	16,359
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	198,290	219,519
Series 2056 Class Z, 6% 5/15/28	393,649	436,326
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	11,670,024	12,779,367
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	12,895,037	13,926,393
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0315% 6/16/37 (b)(i)(j)	756,806	175,867
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.2095% 3/20/60 (b)(c)(l)	9,292,098	9,309,671
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (b)(c)(l)	1,172,558	1,168,132
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (b)(c)(l)	1,410,509	1,404,622
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (b)(c)(l)	1,493,236	1,487,263
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (b)(c)(l)	2,999,099	2,992,336
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (b)(c)(l)	4,079,283	4,082,657
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (b)(c)(l)	7,628,333	7,633,433
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (b)(c)(l)	10,121,038	10,126,393
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (b)(c)(l)	3,623,304	3,626,373
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (b)(c)(l)	5,348,464	5,353,314
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (b)(c)(l)	4,080,686	4,084,179
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (b)(c)(l)	4,832,280	4,839,513
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.2844% 9/20/61 (b)(c)(l)	846,453	848,249
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (b)(c)(l)	5,626,752	5,644,119
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.047% 8/20/42 (b)(c)	469,877	468,970
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (b)(c)(l)	5,210,023	5,237,475
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (b)(c)(l)	3,291,576	3,308,852
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (b)(c)(l)	4,934,856	4,953,074
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (b)(c)(l)	3,085,049	3,091,028
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (b)(c)(l)	151,150	151,584
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.2544% 10/20/62 (b)(c)(l)	812,774	813,763
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2644% 7/20/60 (b)(c)(l)	115,995	116,114
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.0944% 3/20/63 (b)(c)(l)	978,329	975,994
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 1/20/64 (b)(c)(l)	4,796,788	4,809,607
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3344% 12/20/63 (b)(c)(l)	15,402,406	15,451,026
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2344% 6/20/64 (b)(c)(l)	4,169,989	4,173,591
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0344% 3/20/65 (b)(c)(l)	169,638	169,238
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0144% 5/20/63 (b)(c)(l)	283,882	283,358
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9344% 4/20/63 (b)(c)(l)	449,536	447,865
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (b)(c)(l)	45,729	45,690
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.897% 10/20/47 (b)(c)	801,263	796,413
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 1.997% 11/20/48 (b)(c)	2,173,011	2,159,248
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.947% 5/20/48 (b)(c)	9,626,570	9,586,023
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (b)(c)	1,138,771	1,133,986
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (b)(c)	47,180,315	46,813,823
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.706% 12/20/40 (b)(j)	7,225,000	8,803,493
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	994,748	75,410
Series 2016-69 Class WA, 3% 2/20/46	13,549,369	14,161,818
Series 2017-134 Class BA, 2.5% 11/20/46	5,914,969	6,101,814
Series 2017-153 Class GA, 3% 9/20/47	12,657,656	13,199,681
Series 2017-182 Class KA, 3% 10/20/47	11,756,141	12,255,607
Series 2018-13 Class Q, 3% 4/20/47	15,350,458	15,952,388
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	23,778	27,094
Series 2004-24 Class ZM, 5% 4/20/34	2,313,896	2,587,637
Series 2010-160 Class DY, 4% 12/20/40	14,671,786	16,442,829
Series 2010-170 Class B, 4% 12/20/40	3,270,341	3,664,693
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	3,693,697	3,690,505
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/62 (b)(c)(l)	391,414	391,510
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3844% 11/20/65 (b)(c)(l)	1,841,060	1,842,502
Series 2017-139 Class BA, 3% 9/20/47	26,234,169	27,816,829
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.8415% 5/16/34 (b)(i)(j)	442,709	88,427
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5415% 8/17/34(b)(i)(j)	481,220	114,899
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.249% 6/16/37 (b)(j)	24,961	47,046
Series 2010-116 Class QB, 4% 9/16/40	3,275,261	3,479,439
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.2915% 2/16/40 (b)(i)(j)	2,851,058	496,793
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 5/20/60 (b)(c)(l)	3,617,004	3,604,057
Series 2011-52 Class HI, 7% 4/16/41 (i)	109,182	23,334
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.453% 7/20/41 (b)(i)(j)	1,401,388	255,353
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0415% 6/16/42 (b)(i)(j)	1,630,691	355,241
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (b)(j)	1,445,992	1,494,126
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (b)(j)	5,236,798	5,429,855
Series 2013-149 Class MA, 2.5% 5/20/40	16,953,691	17,581,652
Series 2014-2 Class BA, 3% 1/20/44	20,520,363	21,947,224
Series 2014-21 Class HA, 3% 2/20/44	9,269,830	9,930,925
Series 2014-25 Class HC, 3% 2/20/44	14,162,934	15,264,233
Series 2014-5 Class A, 3% 1/20/44	12,644,889	13,521,766
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	6,214,358	6,231,183
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)	7,015,192	7,024,251
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)	48,803	48,809
Class JA, 2.5% 6/20/65 (l)	3,525,755	3,531,081
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.03% 5/20/66 (b)(c)(l)	2,247,785	2,254,455
Series 2017-186 Class HK, 3% 11/16/45	1,364,769	1,422,880
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (b)(c)(l)	23,589,426	23,598,520
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2013% 5/20/65 (b)(l)	1,956,280	2,043,703

TOTAL U.S. GOVERNMENT AGENCY		655,145,625

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $797,647,753)		815,653,357

Commercial Mortgage Securities - 2.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(i)	1,300	1
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	40,734,051
Class ANM, 3.112% 11/5/32 (a)	22,568,000	23,887,109
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	5,368,990
Class CNM, 3.8425% 11/5/32 (a)(b)	2,095,000	2,216,328
BANK sequential payer Series 2019-BN24 Class A3, 2.96% 11/15/62	10,800,000	11,747,931
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	119,082	119,635
Bayview Commercial Asset Trust:
floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.0268% 11/25/35 (a)(b)(c)	24,033	23,206
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0168% 1/25/36 (a)(b)(c)	59,674	57,655
Class M1, 1 month U.S. LIBOR + 0.450% 2.0768% 1/25/36 (a)(b)(c)	19,250	18,602
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 1.8968% 12/25/36 (a)(b)(c)	149,928	144,028
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8968% 3/25/37 (a)(b)(c)	36,190	34,160
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8968% 7/25/37 (a)(b)(c)	108,663	103,299
Class A2, 1 month U.S. LIBOR + 0.320% 1.9468% 7/25/37 (a)(b)(c)	101,856	95,583
Class M1, 1 month U.S. LIBOR + 0.370% 1.9968% 7/25/37 (a)(b)(c)	34,762	32,310
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/37 (a)(b)(c)	37,623	35,560
Class M1, 1 month U.S. LIBOR + 0.310% 1.9368% 7/25/37 (a)(b)(c)	19,960	18,975
Class M2, 1 month U.S. LIBOR + 0.340% 1.9668% 7/25/37 (a)(b)(c)	21,373	20,154
Class M3, 1 month U.S. LIBOR + 0.370% 1.9968% 7/25/37 (a)(b)(c)	34,267	31,603
Class M4, 1 month U.S. LIBOR + 0.500% 2.1268% 7/25/37 (a)(b)(c)	54,050	50,640
Class M5, 1 month U.S. LIBOR + 0.600% 2.2268% 7/25/37 (a)(b)(c)	21,997	26,679
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(i)(m)	5,263,623	1
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7912% 12/15/62 (b)(i)	149,912,429	8,529,448
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 2.6585% 12/15/29 (a)(b)(c)	20,752,000	20,745,762
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (a)(b)(c)	16,554,000	16,569,581
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (a)(b)(c)	25,887,000	25,960,115
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.5345% 11/15/32 (a)(b)(c)	8,895,000	8,897,781
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	39,550,000	39,568,280
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (a)(b)(c)	10,416,806	10,420,822
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 2.4085% 11/15/35 (a)(b)(c)	8,643,025	8,640,414
Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (a)(b)(c)	11,123,700	11,141,558
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.9585% 4/15/34 (a)(b)(c)	18,335,000	18,329,445
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 4/15/34 (a)(b)(c)	12,121,000	12,120,979
Class D, 1 month U.S. LIBOR + 1.900% 3.5585% 4/15/34 (a)(b)(c)	12,725,000	12,733,007
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.7385% 10/15/36 (a)(b)(c)	17,080,651	17,108,076
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 10/15/36 (a)(b)(c)	21,472,627	21,526,504
Class D, 1 month U.S. LIBOR + 1.450% 3.1085% 10/15/36 (a)(b)(c)	30,415,176	30,531,222
Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (a)(b)(c)	42,736,022	42,924,949
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 3.2585% 12/15/29 (a)(b)(c)	20,992,000	21,091,082
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	29,486,000	29,468,188
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	81,686,746	82,052,164
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	16,796,000	16,785,466
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (a)(b)(c)	9,400,000	9,382,299
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	43,814,000	43,793,464
Class B, 1 month U.S. LIBOR + 1.500% 3.1585% 6/15/34 (a)(b)(c)	8,583,000	8,569,543
Class C, 1 month U.S. LIBOR + 1.750% 3.4085% 6/15/34 (a)(b)(c)	9,696,000	9,680,799
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8942% 9/10/58 (b)(i)	2,865,262	122,031
Series 2016-P6 Class XA, 0.7931% 12/10/49 (b)(i)	2,903,779	97,414
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	52,250
Series 2014-CR20 Class XA, 1.0272% 11/10/47 (b)(i)	691,975	28,328
Series 2014-LC17 Class XA, 0.7681% 10/10/47 (b)(i)	2,426,265	68,515
Series 2014-UBS6 Class XA, 0.892% 12/10/47 (b)(i)	1,743,209	59,813
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.5385% 12/15/31 (a)(b)(c)	332,000	331,900
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	21,707,000	21,706,976
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	20,887,978
Class B, 4.5349% 4/15/36 (a)	6,067,000	6,521,879
Class C, 4.782% 4/15/36 (a)(b)	4,009,000	4,297,818
Class D, 4.782% 4/15/36 (a)(b)	8,018,000	8,468,880
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (a)(b)(c)	13,411,000	13,377,195
Series 2013-GC12 Class XA, 1.4176% 6/10/46 (b)(i)	891,251	33,758
Series 2014-GC20 Class XA, 1.0577% 4/10/47 (b)(i)	705,150	20,808
Series 2015-GC34 Class XA, 1.2682% 10/10/48 (b)(i)	1,421,745	81,244
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	149,000	161,454
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,392,810
Class DFX, 5.3503% 7/5/33 (a)	6,223,000	6,766,255
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	9,184,202
Class XAFX, 1.116% 7/5/33 (a)(b)(i)	1,280,000	45,873
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0925% 10/15/48 (b)(i)	1,759,238	81,507
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.5085% 8/15/33 (a)(b)(c)	375,000	374,549
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	246,000	245,382
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 12/15/36 (a)(b)(c)	34,300,000	34,262,284
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	51,713,832
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	13,214,845
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	7,093,000	7,364,047
Class C, 3.1771% 11/10/36 (a)	6,805,000	6,973,999
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,376,621	2,402,464
Class B, 4.181% 11/15/34 (a)	8,327,450	8,483,149
Class C, 5.205% 11/15/34 (a)	5,842,050	5,996,684
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	71,211	71,233
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (a)(b)(c)	3,983,000	3,986,724
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (a)(b)(c)	27,042,000	27,101,595
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0558% 12/15/50 (b)(i)	2,196,338	140,896
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	201,740	203,871
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.0142% 11/15/48 (b)(i)	1,500,053	72,371
Series 2017-C42 Class XA, 0.89% 12/15/50 (b)(i)	2,574,100	152,442
Series 2018-C46 Class XA, 0.9441% 8/15/51 (b)(i)	1,698,061	97,015
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	15,168,725
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (a)(b)(c)	213,383	213,539
Series 2014-C24 Class XA, 0.8369% 11/15/47 (b)(i)	1,057,104	32,672
Series 2014-LC14 Class XA, 1.2075% 3/15/47 (b)(i)	1,222,586	46,216
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $874,549,157)		886,444,870

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	7,462,469
7.5% 4/1/34	18,570,000	30,781,446
Series 2010, 7.625% 3/1/40	9,470,000	16,153,453
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	2,365,000	2,435,997
Series 2010 C1, 7.781% 1/1/35	12,265,000	17,148,432
Series 2012 B, 5.432% 1/1/42	7,305,000	8,700,912
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	20,814,545	22,020,748
5.1% 6/1/33	105,490,000	123,423,300
Series 2010-1, 6.63% 2/1/35	22,660,000	28,493,364
Series 2010-3:
6.725% 4/1/35	33,175,000	41,582,540
7.35% 7/1/35	15,500,000	20,031,270
Series 2010-5, 6.2% 7/1/21	318,000	329,047
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	55,305,076
TOTAL MUNICIPAL SECURITIES
(Cost $317,134,897)		373,868,054

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:	$	$
4.25% 1/7/25	26,790,000	29,217,844
5.625% 1/7/41	27,107,000	32,028,615
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,881,406)		61,246,459

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	33,113,000	33,729,941
Discover Bank:
3.1% 6/4/20	$36,960,000	$37,038,507
3.2% 8/9/21	39,891,000	40,742,305
3.35% 2/6/23	15,572,000	16,330,713
4.682% 8/9/28 (b)	15,090,000	16,036,143
KeyBank NA 6.95% 2/1/28	3,200,000	4,146,538
PNC Bank NA 2.45% 11/5/20	2,469,000	2,484,810
RBS Citizens NA 2.55% 5/13/21	8,404,000	8,516,016
Regions Bank 6.45% 6/26/37	42,478,000	59,951,793
Synchrony Bank 3.65% 5/24/21	26,463,000	27,114,802
TOTAL BANK NOTES
(Cost $221,647,257)		246,091,568

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(n)	$6,962,000	$6,973,596
Barclays Bank PLC 7.625% 11/21/22	2,635,000	2,992,140
TOTAL PREFERRED SECURITIES
(Cost $10,039,300)		9,965,736
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.60% (o)
(Cost $358,139,624)	358,089,477	358,161,094
	Maturity Amount	Value

Repurchase Agreements - 0.2%
Investments in repurchase agreements in a joint trading account at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations) # (p)
(Cost $76,700,000)	76,710,163	76,700,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.67% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	29,200,000	$564,357
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	141,295
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	143,500,000	2,354,003
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	78,100,000	1,280,614
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	19,000,000	50,128
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	69,300,000	1,711,664
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	49,100,000	1,210,202
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	42,800,000	626,080
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	25,200,000	63,139
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	5,620,000	6,131

TOTAL PUT OPTIONS			8,007,613

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.67% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	29,200,000	1,148,062
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	345,366
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	143,500,000	6,100,095
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	78,100,000	3,331,682
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	19,000,000	1,928,835
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	69,300,000	2,209,700
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	49,100,000	1,568,826
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	42,800,000	1,990,639
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	25,200,000	2,599,965
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	5,620,000	721,072

TOTAL CALL OPTIONS			21,944,242

TOTAL PURCHASED SWAPTIONS
(Cost $26,497,116)			29,951,855
TOTAL INVESTMENT IN SECURITIES - 112.9%
(Cost $36,388,473,245)			38,367,533,047
NET OTHER ASSETS (LIABILITIES) - (12.9)%			(4,372,251,466)
NET ASSETS - 100%			$33,995,281,581

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(126,250,000)	$(129,593,807)
3% 3/1/50	(98,200,000)	(101,463,520)
3% 3/1/50	(6,600,000)	(6,819,340)
3% 3/1/50	(16,300,000)	(16,841,704)
3% 3/1/50	(95,000,000)	(98,157,173)
3% 3/1/50	(58,300,000)	(60,237,507)
3% 3/1/50	(30,100,000)	(31,100,325)
3% 3/1/50	(79,850,000)	(82,503,687)
3% 3/1/50	(82,700,000)	(85,448,402)
3% 3/1/50	(35,900,000)	(37,093,079)
3% 3/1/50	(35,950,000)	(37,144,741)
3% 4/1/50	(21,200,000)	(21,882,188)
3% 4/1/50	(21,200,000)	(21,882,188)
3.5% 3/1/50	(86,500,000)	(89,614,156)
3.5% 3/1/50	(105,200,000)	(108,987,389)
3.5% 3/1/50	(96,325,000)	(99,792,873)
3.5% 3/1/50	(52,100,000)	(53,975,694)
3.5% 3/1/50	(71,300,000)	(73,866,928)
3.5% 3/1/50	(53,800,000)	(55,736,897)
3.5% 3/1/50	(71,600,000)	(74,177,729)
3.5% 3/1/50	(61,200,000)	(63,403,310)
3.5% 3/1/50	(29,900,000)	(30,976,454)
3.5% 3/1/50	(42,900,000)	(44,444,477)
3.5% 3/1/50	(19,700,000)	(20,409,235)
4% 3/1/50	(101,000,000)	(105,153,427)

TOTAL GINNIE MAE		(1,550,706,230)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(16,500,000)	(16,935,833)
2.5% 3/1/35	(13,500,000)	(13,856,590)
2.5% 3/1/35	(10,000,000)	(10,264,141)
3% 3/1/50	(58,400,000)	(60,139,683)
3% 3/1/50	(48,800,000)	(50,253,708)
3% 3/1/50	(55,600,000)	(57,256,274)
3% 3/1/50	(56,000,000)	(57,668,190)
3% 3/1/50	(22,100,000)	(22,758,339)
3% 3/1/50	(50,100,000)	(51,592,434)
3% 3/1/50	(25,000,000)	(25,744,728)
3% 3/1/50	(7,600,000)	(7,826,397)
3% 3/1/50	(12,100,000)	(12,460,448)
3% 3/1/50	(36,900,000)	(37,999,218)
3.5% 3/1/50	(51,750,000)	(53,738,028)
3.5% 3/1/50	(34,750,000)	(36,084,956)
3.5% 3/1/50	(66,800,000)	(69,366,189)
3.5% 3/1/50	(19,700,000)	(20,456,795)
3.5% 3/1/50	(45,900,000)	(47,663,294)
3.5% 3/1/50	(59,300,000)	(61,578,069)
3.5% 3/1/50	(51,000,000)	(52,959,216)
3.5% 3/1/50	(14,400,000)	(14,953,190)
3.5% 3/1/50	(78,600,000)	(81,619,498)
3.5% 3/1/50	(14,900,000)	(15,472,398)
3.5% 3/1/50	(14,700,000)	(15,264,715)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(893,912,331)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,431,706,185)		$(2,444,618,561)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	43,700,000	$(1,085,005)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	154,900,000	(2,567,113)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	25,600,000	(390,883)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	63,000,000	(952,938)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	103,000,000	(1,956,018)

TOTAL PUT SWAPTIONS			(6,951,957)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	43,700,000	(1,389,450)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	154,900,000	(6,847,760)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	25,600,000	(1,180,075)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	63,000,000	(2,924,151)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	103,000,000	(4,097,890)

TOTAL CALL SWAPTIONS			(16,439,326)

TOTAL WRITTEN SWAPTIONS			$(23,391,283)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,395	June 2020	$726,976,250	$(17,772,582)	$(17,772,582)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,944	June 2020	861,086,125	(6,725,984)	(6,725,984)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	467	June 2020	57,324,250	(691,247)	(691,247)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	446	June 2020	75,931,500	(3,034,935)	(3,034,935)
TOTAL FUTURES CONTRACTS					$(28,224,748)

The notional amount of futures sold as a percentage of Net Assets is 5.1%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Morgan Stanley Capital Group, Inc.	(0.5%)	Monthly	$25,360,000	$46,695	$106,704	$153,399
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	38,200,000	309,126	14,893	324,019
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,800,000	953,273	(1,641)	951,632
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	56,500,000	457,215	11,613	468,828
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	43,000,000	347,969	(7,859)	340,110
CMBX N.A. AAA Index Series 12	Aug. 2061	J.P. Morgan Securities LLC	(0.5%)	Monthly	32,400,000	262,191	15,598	277,789

TOTAL CREDIT DEFAULT SWAPS						$2,376,469	$139,308	$2,515,777

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$313,998,000	$4,426,538	$0	$4,426,538
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2027	60,275,000	2,718,827	0	2,718,827
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	9,420,000	(534,731)	0	(534,731)

TOTAL INTEREST RATE SWAPS							$6,610,634	$0	$6,610,634

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ELS – Equity-Linked Security

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,372,646,402 or 12.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $152,379.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,632,338.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,117,421.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Level 3 security

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,643,132
Total	$6,643,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$12,024,064,173	$--	$12,024,064,173	$--
U.S. Government and Government Agency Obligations	10,393,890,860	--	10,393,890,860	--
U.S. Government Agency - Mortgage Securities	11,469,014,733	--	11,469,014,733	--
Asset-Backed Securities	1,622,480,288	--	1,622,480,288	--
Collateralized Mortgage Obligations	815,653,357	--	815,653,357	--
Commercial Mortgage Securities	886,444,870	--	886,444,869	1
Municipal Securities	373,868,054	--	373,868,054	--
Foreign Government and Government Agency Obligations	61,246,459	--	61,246,459	--
Bank Notes	246,091,568	--	246,091,568	--
Preferred Securities	9,965,736	--	9,965,736	--
Money Market Funds	358,161,094	358,161,094	--	--
Repurchase Agreements	76,700,000	--	76,700,000	--
Purchased Swaptions	29,951,855	--	29,951,855	--
Total Investments in Securities:	$38,367,533,047	$358,161,094	$38,009,371,952	$1
Derivative Instruments:
Assets
Swaps	$9,521,834	$--	$9,521,834	$--
Total Assets	$9,521,834	$--	$9,521,834	$--
Liabilities
Futures Contracts	$(28,224,748)	$(28,224,748)	$--	$--
Swaps	(534,731)	--	(534,731)	--
Written Swaptions	(23,391,283)	--	(23,391,283)	--
Total Liabilities	$(52,150,762)	$(28,224,748)	$(23,926,014)	$--
Total Derivative Instruments:	$(42,628,928)	$(28,224,748)	$(14,404,180)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,444,618,561)	$--	$(2,444,618,561)	$--
Total Other Financial Instruments:	$(2,444,618,561)	$--	$(2,444,618,561)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$2,376,469	$0
Total Credit Risk	2,376,469	0
Interest Rate Risk
Futures Contracts(b)	0	(28,224,748)
Purchased Swaptions(c)	29,951,855	0
Swaps(a)	7,145,365	(534,731)
Written Swaptions(d)	0	(23,391,283)
Total Interest Rate Risk	37,097,220	(52,150,762)
Total Value of Derivatives	$39,473,689	$(52,150,762)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC Swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$76,700,000 due 3/02/20 at 1.59%
J.P. Morgan Securities, Inc.	$1,601,582
Nomura Securities	248,095
RBC Dominion Securities Inc.	11,165,134
Sumitomo Mitsui Banking Corp.	6,975,567
Societe Generale	1,240,576
Wells Fargo & Co.	55,469,046
$76,700,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.5%
United Kingdom	2.2%
Cayman Islands	2.1%
Mexico	1.6%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,146,196 and repurchase agreements of $76,700,000) — See accompanying schedule: Unaffiliated issuers (cost $36,030,333,621)	$38,009,371,953
Fidelity Central Funds (cost $358,139,624)	358,161,094
Total Investment in Securities (cost $36,388,473,245)		$38,367,533,047
Receivable for investments sold		1,783,600,776
Receivable for premium on written options		22,139,265
Receivable for TBA sale commitments		2,431,706,185
Receivable for fund shares sold		954,104
Interest receivable		207,945,421
Distributions receivable from Fidelity Central Funds		401,410
Receivable for daily variation margin on centrally cleared OTC swaps		1,492,620
Bi-lateral OTC swaps, at value		2,376,469
Other receivables		2,190,448
Total assets		42,820,339,745
Liabilities
Payable to custodian bank	$36,617,000
Payable for investments purchased
Regular delivery	366,911,860
Delayed delivery	4,218,969,215
TBA sale commitments, at value	2,444,618,561
Payable for fund shares redeemed	1,645,596,610
Payable for daily variation margin on futures contracts	12,032,440
Written options, at value (premium receivable $22,139,265)	23,391,283
Other payables and accrued expenses	221,195
Collateral on securities loaned	76,700,000
Total liabilities		8,825,058,164
Net Assets		$33,995,281,581
Net Assets consist of:
Paid in capital		$31,976,355,931
Total accumulated earnings (loss)		2,018,925,650
Net Assets		$33,995,281,581
Net Asset Value, offering price and redemption price per share ($33,995,281,581 ÷ 2,852,418,963 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$262,326
Interest (including $208,691 from security lending)		482,684,246
Income from Fidelity Central Funds		6,643,132
Total income		489,589,704
Expenses
Custodian fees and expenses	$255,433
Independent trustees' fees and expenses	52,340
Commitment fees	37,174
Total expenses before reductions	344,947
Expense reductions	(23,194)
Total expenses after reductions		321,753
Net investment income (loss)		489,267,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,596,457
Futures contracts	2,261,099
Swaps	(1,958,985)
Written options	428,914
Total net realized gain (loss)		172,327,485
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	633,103,813
Futures contracts	(27,381,415)
Swaps	9,123,711
Written options	154,144
Delayed delivery commitments	(11,094,529)
Total change in net unrealized appreciation (depreciation)		603,905,724
Net gain (loss)		776,233,209
Net increase (decrease) in net assets resulting from operations		$1,265,501,160

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$489,267,951	$841,141,735
Net realized gain (loss)	172,327,485	(41,562,701)
Change in net unrealized appreciation (depreciation)	603,905,724	1,724,696,561
Net increase (decrease) in net assets resulting from operations	1,265,501,160	2,524,275,595
Distributions to shareholders	(506,611,618)	(877,570,983)
Share transactions
Proceeds from sales of shares	9,303,103,087	4,760,731,196
Reinvestment of distributions	503,241,070	877,570,983
Cost of shares redeemed	(5,610,288,099)	(4,622,874,621)
Net increase (decrease) in net assets resulting from share transactions	4,196,056,058	1,015,427,558
Total increase (decrease) in net assets	4,954,945,600	2,662,132,170
Net Assets
Beginning of period	29,040,335,981	26,378,203,811
End of period	$33,995,281,581	$29,040,335,981
Other Information
Shares
Sold	802,264,587	420,431,738
Issued in reinvestment of distributions	43,096,872	78,986,371
Redeemed	(478,666,432)	(418,840,546)
Net increase (decrease)	366,695,027	80,577,563

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$10.97	$11.37	$11.62	$11.27	$11.47
Income from Investment Operations
Net investment income (loss)A	.167	.362	.338	.293	.318	.296
Net realized and unrealized gain (loss)	.247	.727	(.390)	(.135)	.437	(.204)
Total from investment operations	.414	1.089	(.052)	.158	.755	.092
Distributions from net investment income	(.174)	(.379)	(.337)	(.292)	(.325)	(.284)
Distributions from net realized gain	–	–	(.011)	(.116)	(.080)	(.008)
Total distributions	(.174)	(.379)	(.348)	(.408)	(.405)	(.292)
Net asset value, end of period	$11.92	$11.68	$10.97	$11.37	$11.62	$11.27
Total ReturnB,C	3.58%	10.16%	(.45)%	1.45%	6.87%	.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.32%	.45%	.45%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.32%	.45%	.45%
Expenses net of all reductions	- %F,G	- %G	- %G	.32%	.45%	.45%
Net investment income (loss)	2.90%F	3.27%	3.05%	2.63%	2.81%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$33,995,282	$29,040,336	$26,378,204	$26,071,511	$11,889,444	$13,024,398
Portfolio turnover rateH	236%F,I	175%	103%	183%	121%	157%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,118,692,703
Gross unrealized depreciation	(144,133,212)
Net unrealized appreciation (depreciation)	$1,974,559,491
Tax cost	$36,359,710,825

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(82,424,119)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	(546,756)	2,515,777
Total Credit Risk	(546,756)	2,515,777
Interest Rate Risk
Futures Contracts	2,261,099	(27,381,415)
Purchased Options	2,699,758	(2,137,597)
Swaps	(1,412,229)	6,607,934
Written Options	428,914	154,144
Total Interest Rate Risk	3,977,542	(22,756,934)
Totals	$3,430,786	$(20,241,157)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	12,833,933,242	10,690,405,583

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $4,432,072,481 in exchange for 382,404,873 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,374.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Investment Grade Bond Fund	$37,174

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $23,194.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,035.80	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LIG-SANN-0420
1.873110.111

Fidelity® Corporate Bond Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	5.8%
AAA	0.4%
AA	1.3%
A	20.9%
BBB	57.4%
BB and Below	8.1%
Short-Term Investments and Net Other Assets	6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	85.3%
U.S. Government and U.S. Government Agency Obligations	5.8%
Asset-Backed Securities	0.1%
Municipal Bonds	0.4%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 17.4%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
4.5% 5/15/35	$3,834,000	$4,411,084
4.5% 3/9/48	14,310,000	16,314,478
4.75% 5/15/46	2,080,000	2,452,417
5.45% 3/1/47	900,000	1,170,424
5.55% 8/15/41	2,425,000	3,140,610
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,577,278
Verizon Communications, Inc. 4.329% 9/21/28	2,268,000	2,662,268
		38,728,559
Entertainment - 0.1%
The Walt Disney Co.:
3% 9/15/22	700,000	728,840
4.5% 2/15/21	1,458,000	1,499,711
		2,228,551
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	3,730,000	4,047,944
Media - 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	4,670,000	5,373,497
Comcast Corp.:
3.999% 11/1/49	1,427,000	1,692,657
4.65% 7/15/42	1,975,000	2,483,254
4.95% 10/15/58	6,851,000	9,360,920
Discovery Communications LLC 3.95% 3/20/28	8,000,000	8,695,530
Fox Corp.:
3.666% 1/25/22 (a)	160,000	166,605
4.03% 1/25/24 (a)	280,000	302,806
4.709% 1/25/29 (a)	405,000	474,906
5.476% 1/25/39 (a)	400,000	512,932
5.576% 1/25/49 (a)	265,000	356,208
Time Warner Cable, Inc.:
5.5% 9/1/41	561,000	656,147
5.875% 11/15/40	1,482,000	1,772,290
6.55% 5/1/37	1,930,000	2,514,262
7.3% 7/1/38	6,915,000	9,387,745
		43,749,759
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc. 4.1% 10/1/23	3,950,000	4,276,889
Vodafone Group PLC:
4.125% 5/30/25	5,882,000	6,531,711
4.375% 5/30/28	6,017,000	6,921,299
5.25% 5/30/48	4,000,000	5,048,197
		22,778,096

TOTAL COMMUNICATION SERVICES		111,532,909

CONSUMER DISCRETIONARY - 5.9%
Automobiles - 1.2%
General Motors Co.:
5% 4/1/35	2,279,000	2,374,629
5.4% 4/1/48	1,050,000	1,059,636
5.95% 4/1/49	4,960,000	5,429,169
Volkswagen Group of America Finance LLC:
2.7% 9/26/22 (a)	5,075,000	5,190,062
4.75% 11/13/28 (a)	8,072,000	9,315,964
		23,369,460
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,820,380
5.75% 6/15/43	358,000	488,044
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	8,865,526
		15,173,950
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.:
3.625% 9/1/49	7,993,000	8,589,604
4.875% 12/9/45	6,679,000	8,486,179
Starbucks Corp. 3.8% 8/15/25	7,801,000	8,603,217
		25,679,000
Household Durables - 0.9%
D.R. Horton, Inc.:
2.5% 10/15/24	3,861,000	3,994,939
2.55% 12/1/20	1,424,000	1,434,013
Lennar Corp. 4.875% 12/15/23	5,999,000	6,398,953
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,368,480
		17,196,385
Multiline Retail - 0.7%
Dollar Tree, Inc.:
4% 5/15/25	6,286,000	6,907,940
4.2% 5/15/28	6,377,000	7,132,660
		14,040,600
Specialty Retail - 1.1%
Lowe's Companies, Inc.:
3.65% 4/5/29	6,377,000	7,070,131
4.55% 4/5/49	3,500,000	4,287,647
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,320,037
4.35% 6/1/28	6,286,000	7,248,617
The Home Depot, Inc. 5.95% 4/1/41	846,000	1,238,044
		23,164,476

TOTAL CONSUMER DISCRETIONARY		118,623,871

CONSUMER STAPLES - 5.5%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,381,497
4.9% 2/1/46	966,000	1,183,871
Anheuser-Busch InBev Worldwide, Inc.:
4.6% 4/15/48	6,509,000	7,782,448
4.9% 1/23/31	5,729,000	6,960,063
Constellation Brands, Inc.:
3.75% 5/1/21	1,796,000	1,845,739
4.25% 5/1/23	2,977,000	3,186,887
Heineken NV 4% 10/1/42 (a)	87,000	103,112
Molson Coors Beverage Co. 3% 7/15/26	6,000,000	6,272,222
PepsiCo, Inc. 4.25% 10/22/44	5,953,000	7,456,679
		37,172,518
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	1,622,000	1,667,942
Food Products - 1.5%
Conagra Brands, Inc.:
3.8% 10/22/21	5,956,000	6,191,195
4.6% 11/1/25	7,750,000	8,669,836
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (b)(c)	3,562,000	3,574,704
3.2% 4/16/21	453,000	462,383
3.7% 10/17/23	2,118,000	2,275,809
H.J. Heinz Co. 3.75% 4/1/30 (a)	8,037,000	8,167,607
		29,341,534
Tobacco - 2.1%
Altria Group, Inc.:
2.85% 8/9/22	5,259,000	5,402,965
4.25% 8/9/42	1,221,000	1,243,182
4.8% 2/14/29	537,000	614,325
BAT Capital Corp.:
3.215% 9/6/26	11,285,000	11,770,588
3.222% 8/15/24	5,433,000	5,705,005
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	8,149,116
3.75% 7/21/22 (a)	4,340,000	4,534,859
4.25% 7/21/25 (a)	1,134,000	1,232,555
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,160,343
Reynolds American, Inc.:
3.25% 6/12/20	212,000	212,789
4% 6/12/22	329,000	345,536
4.45% 6/12/25	527,000	581,860
5.7% 8/15/35	274,000	327,209
		42,280,332

TOTAL CONSUMER STAPLES		110,462,326

ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,041,000	1,264,328
8.125% 9/15/30	4,649,000	5,854,800
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,874,490
4.95% 12/15/24	3,700,000	4,052,302
Canadian Natural Resources Ltd.:
3.9% 2/1/25	3,884,000	4,220,379
5.85% 2/1/35	476,000	612,892
6.25% 3/15/38	3,908,000	5,052,468
Cenovus Energy, Inc.:
3.8% 9/15/23	4,490,000	4,754,116
4.25% 4/15/27	2,604,000	2,791,389
6.75% 11/15/39	2,623,000	3,230,834
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,356,601
Conoco, Inc. 6.95% 4/15/29	2,739,000	3,735,255
ConocoPhillips Co. 6.5% 2/1/39	4,132,000	6,048,706
Continental Resources, Inc. 5% 9/15/22	2,073,000	2,069,461
DCP Midstream LLC:
4.75% 9/30/21 (a)	142,000	141,176
5.35% 3/15/20 (a)	9,067,000	9,078,349
5.85% 5/21/43 (a)(b)	6,734,000	6,060,600
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	200,096
4.95% 4/1/22	1,729,000	1,759,258
5.125% 5/15/29	4,176,000	4,102,920
5.6% 4/1/44	307,000	285,510
Enbridge Energy Partners LP 4.2% 9/15/21	127,000	130,737
Enbridge, Inc.:
4.25% 12/1/26	383,000	427,176
5.5% 12/1/46	3,408,000	4,547,893
Encana Corp. 5.15% 11/15/41	1,620,000	1,577,263
Energy Transfer Partners LP:
3.75% 5/15/30	655,000	663,807
4.2% 9/15/23	259,000	277,429
4.95% 6/15/28	882,000	971,946
5.8% 6/15/38	493,000	550,640
6% 6/15/48	322,000	361,645
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	535,740
4.85% 3/15/44	1,818,000	2,138,174
4.95% 10/15/54	2,188,000	2,522,903
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	4,959,145
MPLX LP:
3.375% 3/15/23	613,000	641,351
4.875% 12/1/24	381,000	422,608
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	1,300,000	1,307,796
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	1,503,000	1,507,495
3 month U.S. LIBOR + 1.450% 3.1418% 8/15/22 (b)(c)	9,718,000	9,753,220
2.6% 8/13/21	400,000	405,097
2.7% 8/15/22	353,000	359,711
2.9% 8/15/24	1,164,000	1,179,733
3.2% 8/15/26	157,000	159,848
4.3% 8/15/39	76,000	72,971
4.4% 8/15/49	76,000	72,307
5.55% 3/15/26	670,000	756,941
Petroleos Mexicanos:
6.49% 1/23/27 (a)	991,000	1,038,073
6.5% 3/13/27	5,932,000	6,206,355
6.875% 8/4/26	2,642,000	2,872,911
Phillips 66 Co. 4.3% 4/1/22	271,000	285,147
Plains All American Pipeline LP/PAA Finance Corp.:
3.85% 10/15/23	4,984,000	5,190,125
4.65% 10/15/25	5,859,000	6,382,758
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	696,094
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,465,905
4.5% 3/15/45	872,000	974,450
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,055,000	4,244,436
5.4% 10/1/47	1,753,000	1,858,400
The Williams Companies, Inc. 5.75% 6/24/44	4,411,000	5,227,851
Western Gas Partners LP:
4.05% 2/1/30	8,139,000	8,017,424
4.65% 7/1/26	238,000	249,817
5.375% 6/1/21	1,145,000	1,179,870
Williams Partners LP 3.9% 1/15/25	252,000	270,765
		160,009,887
FINANCIALS - 28.9%
Banks - 14.9%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,181,000	5,540,662
4.75% 10/12/23 (a)	6,356,000	6,917,360
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,870,943
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	9,000,000	9,069,390
3.194% 7/23/30 (b)	16,960,000	18,156,210
3.705% 4/24/28 (b)	6,286,000	6,881,605
4% 1/22/25	2,943,000	3,206,345
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,512,964
Barclays PLC:
3.65% 3/16/25	3,904,000	4,141,825
5.088% 6/20/30 (b)	1,993,000	2,262,918
BNP Paribas SA 3.375% 1/9/25 (a)	5,328,000	5,670,863
BPCE SA 4% 9/12/23 (a)	6,166,000	6,610,384
Capital One NA 2.15% 9/6/22	1,135,000	1,146,384
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 3.3369% 9/1/23 (b)(c)	7,885,000	8,041,239
2.666% 1/29/31 (b)	8,200,000	8,408,470
3.98% 3/20/30 (b)	12,000,000	13,580,518
4.05% 7/30/22	286,000	301,808
4.4% 6/10/25	1,331,000	1,481,163
5.5% 9/13/25	1,181,000	1,382,806
8.125% 7/15/39	1,728,000	2,997,880
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	6,941,000	7,358,035
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	4,872,000	5,495,495
Danske Bank A/S 3.001% 9/20/22 (a)(b)	7,399,000	7,508,346
Discover Bank 7% 4/15/20	2,391,000	2,405,960
Fifth Third Bancorp:
4.3% 1/16/24	3,592,000	3,897,094
8.25% 3/1/38	3,460,000	5,771,346
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,005,000	6,578,856
Huntington Bancshares, Inc. 4% 5/15/25	6,332,000	7,056,301
JPMorgan Chase & Co. 2.739% 10/15/30 (b)	15,000,000	15,632,193
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,633,000	5,768,627
3.1% 7/6/21	2,463,000	2,510,019
4.375% 3/22/28	6,937,000	7,767,901
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	12,500,000	12,632,603
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,325,637
4.625% 12/1/23	4,531,000	4,925,034
Royal Bank of Canada:
2.55% 7/16/24	8,980,000	9,337,044
4.65% 1/27/26	1,061,000	1,226,878
Royal Bank of Scotland Group PLC:
6% 12/19/23	12,795,000	14,345,705
6.1% 6/10/23	900,000	995,779
6.125% 12/15/22	5,363,000	5,850,608
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,299,000	5,527,538
3.5% 6/7/24	6,658,000	7,001,340
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	6,937,000	7,339,491
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,261,221
Wells Fargo & Co. 2.164% 2/11/26 (b)	9,170,000	9,280,022
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,624,194
		297,605,004
Capital Markets - 6.4%
Ares Capital Corp. 4.25% 3/1/25	5,162,000	5,482,498
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (a)	7,409,000	7,988,874
CME Group, Inc. 5.3% 9/15/43	2,739,000	3,937,115
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	3,093,000	3,157,745
Deutsche Bank AG New York Branch 2.7% 7/13/20	4,670,000	4,681,534
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,162,000	5,549,958
3.75% 5/22/25	9,653,000	10,447,295
3.75% 2/25/26	4,490,000	4,907,834
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,152,000	2,959,682
Moody's Corp. 5.25% 7/15/44	3,041,000	4,160,130
Morgan Stanley:
2.699% 1/22/31 (b)	10,000,000	10,313,829
3.737% 4/24/24 (b)	6,219,000	6,604,888
3.875% 1/27/26	4,507,000	4,984,283
4.3% 1/27/45	851,000	1,045,643
4.431% 1/23/30 (b)	10,000,000	11,613,440
5% 11/24/25	7,363,000	8,496,339
5.5% 7/28/21	1,098,000	1,157,504
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,457,235
S&P Global, Inc. 2.5% 12/1/29	8,350,000	8,550,527
UBS Group AG 3 month U.S. LIBOR + 1.460% 3.126% 8/13/30 (a)(b)(c)	8,605,000	9,125,229
UBS Group Funding AG 3.491% 5/23/23 (a)	5,502,000	5,719,283
		128,340,865
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,445,000	5,623,689
3.5% 5/26/22	395,000	406,107
3.95% 2/1/22	6,763,000	6,987,012
4.875% 1/16/24	371,000	403,712
5% 10/1/21	3,766,000	3,945,451
Ally Financial, Inc. 4.125% 2/13/22	4,993,000	5,185,280
Discover Financial Services:
3.85% 11/21/22	2,280,000	2,411,220
4.5% 1/30/26	1,042,000	1,160,274
5.2% 4/27/22	2,115,000	2,277,886
Ford Motor Credit Co. LLC 3.336% 3/18/21	11,725,000	11,827,993
GE Capital International Funding Co. 4.418% 11/15/35	6,645,000	7,587,915
Synchrony Financial 4.375% 3/19/24	513,000	552,844
		48,369,383
Diversified Financial Services - 2.2%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	6,107,000	6,867,508
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	96,000	119,769
Brixmor Operating Partnership LP 4.125% 5/15/29	1,112,000	1,241,650
Capital One Bank U.S.A. NA:
2.014% 1/27/23 (b)	8,500,000	8,567,530
2.28% 1/28/26 (b)	11,000,000	11,190,983
DH Europe Finance II SARL 3.4% 11/15/49	7,857,000	8,664,821
General Electric Capital Corp. 5.875% 1/14/38	135,000	173,134
Voya Financial, Inc.:
4.7% 1/23/48 (b)	5,029,000	5,031,867
5.7% 7/15/43	2,341,000	3,318,515
		45,175,777
Insurance - 3.0%
ACE INA Holdings, Inc. 4.35% 11/3/45	474,000	613,459
AIA Group Ltd.:
3.6% 4/9/29 (a)	3,500,000	3,803,800
3.9% 4/6/28 (a)	6,436,000	7,227,089
American International Group, Inc.:
4.375% 1/15/55	2,411,000	2,755,852
4.5% 7/16/44	5,237,000	6,422,945
5.75% 4/1/48 (b)	5,747,000	6,357,619
Aon Corp. 6.25% 9/30/40	228,000	339,367
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,900,000	4,286,157
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,334,123
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	878,000	1,023,211
4.8% 7/15/21	1,477,000	1,533,282
4.9% 3/15/49	802,000	1,075,303
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	2,604,000	2,792,620
Pacific LifeCorp 5.125% 1/30/43 (a)	1,156,000	1,517,811
Pricoa Global Funding I 5.625% 6/15/43 (b)	4,490,000	4,724,603
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,439,165
Prudential Financial, Inc. 3.935% 12/7/49	1,354,000	1,492,990
Unum Group 5.75% 8/15/42	3,366,000	4,096,410
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,471,145
		59,306,951

TOTAL FINANCIALS		578,797,980

HEALTH CARE - 9.3%
Biotechnology - 0.8%
AbbVie, Inc.:
2.95% 11/21/26 (a)	10,500,000	11,008,140
4.05% 11/21/39 (a)	5,000,000	5,522,653
		16,530,793
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories 4.75% 11/30/36	3,323,000	4,344,762
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	1,898,000	1,899,179
2.894% 6/6/22	1,148,000	1,178,710
3.363% 6/6/24	3,709,000	3,944,869
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.6525% 3/19/21 (b)(c)	1,780,000	1,780,347
		13,147,867
Health Care Providers & Services - 4.1%
Anthem, Inc. 3.3% 1/15/23	1,169,000	1,221,874
Centene Corp.:
4.25% 12/15/27 (a)	1,615,000	1,661,512
4.625% 12/15/29 (a)	2,505,000	2,680,350
4.75% 1/15/25 (a)	1,285,000	1,317,575
Cigna Corp.:
3.75% 7/15/23	10,507,000	11,185,597
4.125% 11/15/25	838,000	932,336
4.375% 10/15/28	1,336,000	1,519,558
4.8% 8/15/38	4,331,000	5,208,108
4.9% 12/15/48	831,000	1,031,028
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	2,931,000	2,939,207
4.1% 3/25/25	2,402,000	2,632,497
4.3% 3/25/28	10,000,000	11,190,532
4.78% 3/25/38	3,477,000	4,100,626
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,507,314
5.25% 6/15/49	3,323,000	3,863,017
Quest Diagnostics, Inc. 2.95% 6/30/30	20,000,000	20,697,226
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	136,937
4.25% 3/15/43	2,244,000	2,677,865
4.625% 7/15/35	671,000	837,545
4.625% 11/15/41	867,000	1,079,377
4.75% 7/15/45	1,642,000	2,108,885
		82,528,966
Pharmaceuticals - 3.7%
Actavis Funding SCS 4.55% 3/15/35	4,916,000	5,868,861
AstraZeneca PLC 6.45% 9/15/37	4,965,000	7,339,574
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	6,334,000	7,050,640
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	6,332,000	6,911,720
3.9% 2/20/28 (a)	7,300,000	8,291,716
4.125% 6/15/39 (a)	1,824,000	2,218,155
4.25% 10/26/49 (a)	6,458,000	8,307,361
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	220,000	230,667
5.022% 8/28/23 (b)	283,000	303,118
5.65% 8/28/28 (b)	7,922,000	9,074,319
Mylan NV 4.55% 4/15/28	8,085,000	9,081,883
Perrigo Finance PLC 3.5% 3/15/21	898,000	912,368
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	4,761,000	4,822,227
2.875% 9/23/23	2,694,000	2,796,534
		73,209,143

TOTAL HEALTH CARE		185,416,769

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.0%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	2,919,000	2,938,247
Harris Corp. 3.95% 5/28/24 (a)	922,000	1,003,687
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,458,984
Northrop Grumman Corp.:
2.93% 1/15/25	5,388,000	5,705,034
4.03% 10/15/47	5,388,000	6,423,452
		19,529,404
Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,036,264	3,151,913
American Airlines, Inc. 3.75% 4/15/27	4,391,948	4,566,257
Delta Air Lines, Inc. 3.4% 4/19/21	1,847,000	1,880,928
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,374,000	2,435,724
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	2,096,774	2,213,658
		14,248,480
Building Products - 0.3%
Carrier Global Corp.:
2.242% 2/15/25 (a)	2,527,000	2,570,968
2.493% 2/15/27 (a)	2,431,000	2,473,351
		5,044,319
Electrical Equipment - 0.6%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,866,897
Rockwell Automation, Inc. 3.5% 3/1/29	5,882,000	6,708,057
		12,574,954
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	10,002,248
General Electric Co. 4.125% 10/9/42	35,000	37,398
Roper Technologies, Inc.:
2.8% 12/15/21	1,512,000	1,549,506
2.95% 9/15/29	7,004,000	7,427,597
3.65% 9/15/23	1,568,000	1,678,590
3.8% 12/15/26	1,561,000	1,734,797
		22,430,136
Machinery - 0.7%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	627,322
Otis Worldwide Corp. 2.293% 4/5/27 (a)	13,910,000	14,209,020
		14,836,342
Road & Rail - 1.1%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	6,760,000	6,753,100
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,083,265
4.4% 3/15/42	2,244,000	2,751,946
CSX Corp. 4.3% 3/1/48	8,870,000	10,716,676
		21,304,987
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.75% 2/1/22	977,000	1,005,767

TOTAL INDUSTRIALS		110,974,389

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,223,000	3,319,871
6.02% 6/15/26 (a)	3,386,000	3,965,441
		7,285,312
IT Services - 0.2%
Fiserv, Inc. 3.5% 7/1/29	3,773,000	4,123,890
The Western Union Co. 2.85% 1/10/25	757,000	778,414
		4,902,304
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc. 4.35% 4/1/47	4,490,000	5,863,009
Microchip Technology, Inc. 3.922% 6/1/21	6,495,000	6,663,179
Micron Technology, Inc.:
4.185% 2/15/27	13,879,000	14,858,838
4.64% 2/6/24	7,334,000	8,028,799
		35,413,825
Software - 0.2%
Oracle Corp.:
4.375% 5/15/55	3,725,000	4,752,529
5.375% 7/15/40	216,000	297,145
		5,049,674
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 3.85% 8/4/46	4,529,000	5,401,712

TOTAL INFORMATION TECHNOLOGY		58,052,827

MATERIALS - 1.0%
Chemicals - 0.5%
Nutrien Ltd. 4% 12/15/26	895,000	991,322
The Dow Chemical Co.:
3.625% 5/15/26	6,444,000	7,015,032
4.55% 11/30/25	2,070,000	2,346,711
		10,353,065
Containers & Packaging - 0.4%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,942,374
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	415,140
6.75% 10/19/75 (a)(b)	1,010,000	1,174,125
		1,589,265

TOTAL MATERIALS		18,884,704

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc. 4.7% 7/1/30	1,381,000	1,667,982
American Tower Corp. 2.4% 3/15/25	8,080,000	8,293,723
Camden Property Trust:
3.15% 7/1/29	6,286,000	6,836,601
4.25% 1/15/24	681,000	741,609
Corporate Office Properties LP:
3.6% 5/15/23	2,820,000	2,956,539
3.7% 6/15/21	430,000	439,295
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,573,429
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,522,723
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	238,014
Omega Healthcare Investors, Inc. 4.375% 8/1/23	6,734,000	7,271,244
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,691,613
SITE Centers Corp. 4.625% 7/15/22	1,687,000	1,796,626
Ventas Realty LP:
2.65% 1/15/25	886,000	921,555
3% 1/15/30	8,140,000	8,465,073
4.125% 1/15/26	311,000	345,181
4.4% 1/15/29	10,000,000	11,490,839
Welltower, Inc. 2.7% 2/15/27	20,000,000	20,770,793
WP Carey, Inc. 4% 2/1/25	7,950,000	8,561,717
		98,584,556
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,950,000	2,070,512
4.1% 10/1/24	2,694,000	2,940,682
4.55% 10/1/29	1,809,000	2,096,899
Liberty Property LP:
3.375% 6/15/23	978,000	1,041,164
4.125% 6/15/22	1,645,000	1,738,302
Mack-Cali Realty LP 4.5% 4/18/22	85,000	87,595
		9,975,154

TOTAL REAL ESTATE		108,559,710

UTILITIES - 7.2%
Electric Utilities - 4.4%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	11,165,000	11,473,131
3.743% 5/1/26	9,107,000	9,729,865
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,954,835
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,561,025
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,644,000	1,735,232
5.9% 12/1/21 (a)	450,000	480,072
6.4% 9/15/20 (a)	1,178,000	1,205,517
Edison International 3.55% 11/15/24	8,250,000	8,751,953
Exelon Corp. 3.497% 6/1/22 (b)	9,375,000	9,729,307
FirstEnergy Corp. 2.05% 3/1/25	2,196,000	2,226,584
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,466,954
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,702,000	1,709,889
3.7% 9/1/24	430,000	452,949
ITC Holdings Corp. 2.7% 11/15/22	1,342,000	1,384,197
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (b)(c)	665,000	665,322
Nevada Power Co. 3.7% 5/1/29	5,657,000	6,410,161
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/29	7,409,000	7,735,488
Tampa Electric Co. 6.55% 5/15/36	449,000	648,015
TECO Finance, Inc. 5.15% 3/15/20	102,000	102,101
Virginia Electric & Power Co. 3.8% 4/1/28	5,837,000	6,600,191
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	8,066,159
4.8% 9/15/41	499,000	620,599
		88,709,546
Gas Utilities - 1.1%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	2,235,408
Dominion Gas Holdings LLC:
3% 11/15/29	7,508,000	7,849,791
3.9% 11/15/49	7,000,000	7,606,762
Southern Co. Gas Capital Corp. 2.45% 10/1/23	4,761,000	4,894,295
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,513
		22,604,769
Multi-Utilities - 1.7%
Dominion Energy, Inc.:
2.715% 8/15/21	2,113,000	2,146,749
3.071% 8/15/24 (b)	8,845,000	9,285,163
NiSource Finance Corp.:
4.375% 5/15/47	5,000,000	5,875,816
5.25% 2/15/43	212,000	274,990
5.95% 6/15/41	1,340,000	1,848,837
NiSource, Inc.:
2.65% 11/17/22	1,899,000	1,943,749
3.49% 5/15/27	3,591,000	3,909,507
Puget Energy, Inc.:
3.65% 5/15/25	2,636,000	2,830,844
5.625% 7/15/22	3,808,000	4,106,296
6.5% 12/15/20	553,000	573,882
Sempra Energy 2.875% 10/1/22	202,000	208,160
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	105,000	100,897
		33,104,890

TOTAL UTILITIES		144,419,205

TOTAL NONCONVERTIBLE BONDS
(Cost $1,576,548,342)		1,705,734,577

U.S. Treasury Obligations - 5.8%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $103,588,249)	99,492,100	116,677,802

Asset-Backed Securities - 0.1%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48(a)
(Cost $2,263,530)	$2,263,530	$2,381,505

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,686,965
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	65,174
7.5% 4/1/34	1,055,000	1,748,757
7.55% 4/1/39	1,635,000	2,807,720
Series 2010, 7.625% 3/1/40	305,000	520,254
TOTAL MUNICIPAL SECURITIES
(Cost $5,972,079)		7,828,870

Foreign Government and Government Agency Obligations - 0.3%
State of Qatar 3.375% 3/14/24(a)
(Cost $6,018,566)	$6,024,000	$6,347,790

Bank Notes - 1.3%
BBVA U.S.A. 2.875% 6/29/22	2,667,000	2,745,854
Discover Bank 3.35% 2/6/23	7,114,000	7,460,615
RBS Citizens NA 3.7% 3/29/23	11,995,000	12,779,704
Regions Bank 6.45% 6/26/37	2,611,000	3,685,064
TOTAL BANK NOTES
(Cost $24,498,908)		26,671,237

Preferred Securities - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
Barclays Bank PLC 7.625% 11/21/22
(Cost $13,108,770)	$11,328,000	$12,863,366
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 1.60% (d)
(Cost $109,787,730)	109,767,049	109,789,003
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,841,786,174)		1,988,294,150
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,667,309
NET ASSETS - 100%		$1,999,961,459

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,271,522 or 15.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$543,983
Total	$543,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,705,734,577	$--	$1,705,734,577	$--
U.S. Government and Government Agency Obligations	116,677,802	--	116,677,802	--
Asset-Backed Securities	2,381,505	--	2,381,505	--
Municipal Securities	7,828,870	--	7,828,870	--
Foreign Government and Government Agency Obligations	6,347,790	--	6,347,790	--
Bank Notes	26,671,237	--	26,671,237	--
Preferred Securities	12,863,366	--	12,863,366	--
Money Market Funds	109,789,003	109,789,003	--	--
Total Investments in Securities:	$1,988,294,150	$109,789,003	$1,878,505,147	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
United Kingdom	5.6%
Canada	3.0%
Ireland	2.5%
Switzerland	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,731,998,444)	$1,878,505,147
Fidelity Central Funds (cost $109,787,730)	109,789,003
Total Investment in Securities (cost $1,841,786,174)		$1,988,294,150
Receivable for fund shares sold		12,680,057
Interest receivable		16,718,401
Distributions receivable from Fidelity Central Funds		124,971
Receivable from investment adviser for expense reductions		25,775
Total assets		2,017,843,354
Liabilities
Payable for investments purchased	$11,109,067
Payable for fund shares redeemed	5,806,178
Distributions payable	244,982
Accrued management fee	552,805
Distribution and service plan fees payable	26,747
Other affiliated payables	142,070
Other payables and accrued expenses	46
Total liabilities		17,881,895
Net Assets		$1,999,961,459
Net Assets consist of:
Paid in capital		$1,832,928,296
Total accumulated earnings (loss)		167,033,163
Net Assets		$1,999,961,459
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($61,765,531 ÷ 4,915,165 shares)(a)		$12.57
Maximum offering price per share (100/96.00 of $12.57)		$13.09
Class M:
Net Asset Value and redemption price per share ($9,582,289 ÷ 762,548 shares)(a)		$12.57
Maximum offering price per share (100/96.00 of $12.57)		$13.09
Class C:
Net Asset Value and offering price per share ($15,814,167 ÷ 1,258,641 shares)(a)		$12.56
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,234,125,338 ÷ 98,211,769 shares)		$12.57
Class I:
Net Asset Value, offering price and redemption price per share ($89,163,910 ÷ 7,095,257 shares)		$12.57
Class Z:
Net Asset Value, offering price and redemption price per share ($589,510,224 ÷ 46,927,042 shares)		$12.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$431,880
Interest		30,265,025
Income from Fidelity Central Funds		543,983
Total income		31,240,888
Expenses
Management fee	$3,068,940
Transfer agent fees	866,273
Distribution and service plan fees	152,370
Independent trustees' fees and expenses	2,802
Commitment fees	2,013
Total expenses before reductions	4,092,398
Expense reductions	(58,909)
Total expenses after reductions		4,033,489
Net investment income (loss)		27,207,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,648,831
Redemptions in-kind with affiliated entities	11,304,158
Total net realized gain (loss)		22,952,989
Change in net unrealized appreciation (depreciation) on investment securities		27,515,278
Net gain (loss)		50,468,267
Net increase (decrease) in net assets resulting from operations		$77,675,666

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,207,399	$50,406,952
Net realized gain (loss)	22,952,989	43,429
Change in net unrealized appreciation (depreciation)	27,515,278	128,278,134
Net increase (decrease) in net assets resulting from operations	77,675,666	178,728,515
Distributions to shareholders	(26,872,963)	(49,952,195)
Share transactions - net increase (decrease)	243,457,416	244,875,420
Total increase (decrease) in net assets	294,260,119	373,651,740
Net Assets
Beginning of period	1,705,701,340	1,332,049,600
End of period	$1,999,961,459	$1,705,701,340

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.22	$11.68	$11.73	$11.11	$11.53
Income from Investment Operations
Net investment income (loss)A	.170	.376	.352	.329	.337	.319
Net realized and unrealized gain (loss)	.328	1.018	(.465)	(.054)	.618	(.420)
Total from investment operations	.498	1.394	(.113)	.275	.955	(.101)
Distributions from net investment income	(.168)	(.374)	(.347)	(.325)	(.335)	(.312)
Distributions from net realized gain	–	–	–	–	–	(.007)
Total distributions	(.168)	(.374)	(.347)	(.325)	(.335)	(.319)
Net asset value, end of period	$12.57	$12.24	$11.22	$11.68	$11.73	$11.11
Total ReturnB,C,D	4.11%	12.72%	(.97)%	2.43%	8.77%	(.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.79%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.77%G	.79%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.77%G	.79%	.79%	.79%	.79%	.79%
Net investment income (loss)	2.81%G	3.31%	3.09%	2.87%	3.00%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$61,766	$48,410	$37,046	$38,496	$43,691	$29,835
Portfolio turnover rateH	42%G,I	28%	47%	42%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.22	$11.68	$11.73	$11.11	$11.53
Income from Investment Operations
Net investment income (loss)A	.166	.368	.343	.319	.328	.311
Net realized and unrealized gain (loss)	.328	1.017	(.465)	(.054)	.617	(.420)
Total from investment operations	.494	1.385	(.122)	.265	.945	(.109)
Distributions from net investment income	(.164)	(.365)	(.338)	(.315)	(.325)	(.304)
Distributions from net realized gain	–	–	–	–	–	(.007)
Total distributions	(.164)	(.365)	(.338)	(.315)	(.325)	(.311)
Net asset value, end of period	$12.57	$12.24	$11.22	$11.68	$11.73	$11.11
Total ReturnB,C,D	4.08%	12.64%	(1.05)%	2.35%	8.68%	(.99)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.87%	.87%	.87%	.87%	.86%
Expenses net of fee waivers, if any	.83%G	.87%	.87%	.87%	.87%	.86%
Expenses net of all reductions	.83%G	.87%	.87%	.87%	.87%	.86%
Net investment income (loss)	2.75%G	3.24%	3.00%	2.79%	2.92%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$9,582	$9,093	$7,819	$9,317	$9,443	$7,812
Portfolio turnover rateH	42%G,I	28%	47%	42%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.22	$11.68	$11.72	$11.11	$11.53
Income from Investment Operations
Net investment income (loss)A	.123	.292	.266	.242	.253	.231
Net realized and unrealized gain (loss)	.328	1.005	(.465)	(.044)	.607	(.419)
Total from investment operations	.451	1.297	(.199)	.198	.860	(.188)
Distributions from net investment income	(.121)	(.287)	(.261)	(.238)	(.250)	(.225)
Distributions from net realized gain	–	–	–	–	–	(.007)
Total distributions	(.121)	(.287)	(.261)	(.238)	(.250)	(.232)
Net asset value, end of period	$12.56	$12.23	$11.22	$11.68	$11.72	$11.11
Total ReturnB,C,D	3.72%	11.78%	(1.72)%	1.75%	7.86%	(1.67)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.55%	1.55%	1.54%	1.54%	1.55%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.55%	1.54%	1.54%	1.55%
Expenses net of all reductions	1.55%G	1.55%	1.55%	1.54%	1.54%	1.55%
Net investment income (loss)	2.03%G	2.56%	2.33%	2.11%	2.25%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$15,814	$14,009	$14,836	$18,432	$20,816	$20,372
Portfolio turnover rateH	42%G,I	28%	47%	42%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.22	$11.68	$11.73	$11.11	$11.53
Income from Investment Operations
Net investment income (loss)A	.190	.415	.389	.367	.375	.358
Net realized and unrealized gain (loss)	.328	1.017	(.463)	(.054)	.618	(.420)
Total from investment operations	.518	1.432	(.074)	.313	.993	(.062)
Distributions from net investment income	(.188)	(.412)	(.386)	(.363)	(.373)	(.351)
Distributions from net realized gain	–	–	–	–	–	(.007)
Total distributions	(.188)	(.412)	(.386)	(.363)	(.373)	(.358)
Net asset value, end of period	$12.57	$12.24	$11.22	$11.68	$11.73	$11.11
Total ReturnB,C	4.28%	13.10%	(.63)%	2.77%	9.14%	(.58)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.13%F	3.65%	3.43%	3.20%	3.34%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,234,125	$1,411,052	$1,142,503	$991,210	$1,000,845	$800,365
Portfolio turnover rateG	42%F,H	28%	47%	42%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.22	$11.68	$11.73	$11.11	$11.53
Income from Investment Operations
Net investment income (loss)A	.187	.412	.385	.362	.369	.350
Net realized and unrealized gain (loss)	.328	1.015	(.465)	(.054)	.618	(.418)
Total from investment operations	.515	1.427	(.080)	.308	.987	(.068)
Distributions from net investment income	(.185)	(.407)	(.380)	(.358)	(.367)	(.345)
Distributions from net realized gain	–	–	–	–	–	(.007)
Total distributions	(.185)	(.407)	(.380)	(.358)	(.367)	(.352)
Net asset value, end of period	$12.57	$12.24	$11.22	$11.68	$11.73	$11.11
Total ReturnB,C	4.25%	13.06%	(.68)%	2.72%	9.08%	(.63)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.49%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%F	.49%	.50%	.50%	.50%	.50%
Net investment income (loss)	3.08%F	3.63%	3.38%	3.15%	3.29%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$89,164	$122,654	$129,845	$140,638	$158,470	$118,825
Portfolio turnover rateG	42%F,H	28%	47%	42%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class Z

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.16
Income from Investment Operations
Net investment income (loss)B	.196	.358
Net realized and unrealized gain (loss)	.327	1.097
Total from investment operations	.523	1.455
Distributions from net investment income	(.193)	(.385)
Distributions from net realized gain	–	–
Total distributions	(.193)	(.385)
Net asset value, end of period	$12.56	$12.23
Total ReturnC,D	4.33%	13.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	3.22%G	3.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$589,510	$100,483
Portfolio turnover rateH	42%G,I	28%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,243,918
Gross unrealized depreciation	(1,575,006)
Net unrealized appreciation (depreciation)	$147,668,912
Tax cost	$1,840,625,238

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,646,659)
Long-term	(1,323,341)
Total capital loss carryforward	$(3,970,000)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	552,515,357	215,612,736

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$68,573	$2,810
Class M	-%	.25%	11,622	60
Class C	.75%	.25%	72,175	13,354
			$152,370	$16,224

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,734
Class M	640
Class C(a)	1,731
$11,105

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$46,152.17
Class M	10,660.23
Class C	13,755.19
Corporate Bond	655,194.10
Class I	73,570.15
Class Z	66,942.05
	$866,273

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 14,827,431 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $180,289,916. The net realized gain of $11,304,158 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Corporate Bond Fund	$2,013

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Effective October 2, 2018, the investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$58,337

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $452. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class I	$120

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$754,766	$1,248,823
Class M	125,250	250,897
Class C	143,009	332,165
Corporate Bond	20,193,083	43,436,340
Class I	1,519,457	4,302,495
Class Z	4,137,398	381,475
Total	$26,872,963	$49,952,195

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019(a)	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	1,565,473	1,484,140	$19,102,363	$17,125,223
Reinvestment of distributions	60,683	107,547	744,322	1,228,195
Shares redeemed	(667,461)	(937,620)	(8,131,295)	(10,568,541)
Net increase (decrease)	958,695	654,067	$11,715,390	$7,784,877
Class M
Shares sold	93,883	160,127	$1,146,267	$1,863,645
Reinvestment of distributions	10,147	21,807	124,401	248,556
Shares redeemed	(84,681)	(135,764)	(1,033,768)	(1,536,097)
Net increase (decrease)	19,349	46,170	$236,900	$576,104
Class C
Shares sold	291,480	377,877	$3,572,740	$4,379,476
Reinvestment of distributions	11,470	28,886	140,570	328,173
Shares redeemed	(189,420)	(584,327)	(2,311,355)	(6,601,165)
Net increase (decrease)	113,530	(177,564)	$1,401,955	$(1,893,516)
Corporate Bond
Shares sold	32,966,915	47,342,827	$402,510,452	$546,027,481
Reinvestment of distributions	1,515,900	3,552,770	18,565,144	40,551,324
Shares redeemed	(51,598,753)(b)	(37,414,288)	(628,616,652)(b)	(429,896,394)
Net increase (decrease)	(17,115,938)	13,481,309	$(207,541,056)	$156,682,411
Class I
Shares sold	1,825,310	3,010,010	$22,260,160	$34,699,141
Reinvestment of distributions	120,914	373,162	1,480,438	4,244,697
Shares redeemed	(4,875,310)(b)	(4,933,203)	(59,365,421)(b)	(55,925,091)
Net increase (decrease)	(2,929,086)	(1,550,031)	$(35,624,823)	$(16,981,253)
Class Z
Shares sold	42,163,247	8,540,235	$515,560,395	$102,599,871
Reinvestment of distributions	327,332	29,493	4,041,056	348,244
Shares redeemed	(3,778,916)	(354,349)	(46,332,401)	(4,241,318)
Net increase (decrease)	38,711,663	8,215,379	$473,269,050	$98,706,797

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.77%
Actual		$1,000.00	$1,041.10	$3.91
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class M	.83%
Actual		$1,000.00	$1,040.80	$4.21
Hypothetical-C		$1,000.00	$1,020.74	$4.17
Class C	1.55%
Actual		$1,000.00	$1,037.20	$7.85
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Corporate Bond	.45%
Actual		$1,000.00	$1,042.80	$2.29
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,042.50	$2.54
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,043.30	$1.83
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

Fidelity Corporate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, Class Z, and the retail class ranked below the competitive median for 2018 and the total expense ratio of each of Class M and Class C ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median because of higher transfer agency fees resulting from small average account size. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CBD-SANN-0420
1.907007.109

Fidelity® Conservative Income Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 02/29/2020
0-30	29.2%
31-90	22.5%
91-180	4.6%
181-397	8.2%
>397	35.6%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	60.2%
U.S. Government and U.S. Government Agency Obligations	4.9%
Other Investments	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	31.5%

 * Foreign investments - 25.2%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.6%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.3094% 4/1/21 (a)(b)(c)	$65,899,000	$66,074,579
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 2.1569% 9/1/21 (b)(c)	13,055,000	13,080,912
		79,155,491
Media - 0.7%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.2394% 10/1/20 (b)(c)	37,864,000	37,937,855
3 month U.S. LIBOR + 0.440% 2.3494% 10/1/21 (b)(c)	51,485,000	51,714,417
		89,652,272

TOTAL COMMUNICATION SERVICES		168,807,763

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.5%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 1.9231% 2/12/21 (b)(c)	78,600,000	78,712,597
3 month U.S. LIBOR + 0.260% 2.1536% 6/16/20 (b)(c)	36,200,000	36,201,655
3 month U.S. LIBOR + 0.280% 2.0991% 10/19/20 (b)(c)	45,850,000	45,899,480
3.15% 1/8/21	9,221,000	9,366,159
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.2803% 4/6/20 (a)(b)(c)	25,659,000	25,676,038
3 month U.S. LIBOR + 0.410% 2.2579% 4/12/21 (a)(b)(c)	40,000,000	40,148,466
3 month U.S. LIBOR + 0.500% 2.2073% 8/13/21 (a)(b)(c)	20,600,000	20,708,921
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.390% 2.1411% 5/4/20 (a)(b)(c)	32,743,000	32,756,425
3 month U.S. LIBOR + 0.530% 2.271% 5/5/20 (a)(b)(c)	25,000,000	25,030,422
3 month U.S. LIBOR + 0.670% 2.411% 11/5/21 (a)(b)(c)	2,520,000	2,528,056
3 month U.S. LIBOR + 0.900% 2.5918% 2/15/22 (a)(b)(c)	59,950,000	60,499,993
2.7% 8/3/20 (a)	15,875,000	15,937,324
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.728% 4/9/21 (b)(c)	18,945,000	19,009,123
3 month U.S. LIBOR + 0.930% 2.7779% 4/13/20 (b)(c)	28,000,000	28,027,629
Volkswagen Group of America Finance LLC:
3 month U.S. LIBOR + 0.770% 2.4773% 11/13/20 (a)(b)(c)	15,000,000	15,051,435
2.5% 9/24/21 (a)	9,074,000	9,190,505
		464,744,228
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 1.9318% 5/18/20 (b)(c)	33,640,000	33,656,820
The Coca-Cola Co. 3.15% 11/15/20	18,684,000	18,884,753
		52,541,573
Food Products - 0.3%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.5521% 10/22/20 (b)(c)	14,206,000	14,207,716
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (b)(c)	25,059,000	25,148,373
		39,356,089
Tobacco - 0.6%
BAT Capital Corp. 3 month U.S. LIBOR + 0.590% 2.2938% 8/14/20 (b)(c)	10,500,000	10,514,069
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	19,776,000	19,857,985
Philip Morris International, Inc. 1.875% 2/25/21	52,676,000	52,771,767
		83,143,821

TOTAL CONSUMER STAPLES		175,041,483

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 1.9328% 11/24/20 (b)(c)	50,400,000	50,437,223
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.0218% 8/16/22 (b)(c)	52,900,000	53,080,978
MPLX LP 3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	3,295,000	3,304,465
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	10,636,000	10,699,784
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	12,300,000	12,336,789
Shell International Finance BV 2.125% 5/11/20	22,500,000	22,511,700
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	9,140,000	9,104,328
		161,475,267
FINANCIALS - 45.0%
Banks - 29.0%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.2291% 1/19/21 (a)(b)(c)	89,130,000	89,303,447
3 month U.S. LIBOR + 0.570% 2.2076% 8/27/21 (a)(b)(c)	42,700,000	42,907,522
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 2.4791% 7/21/21 (b)(c)	61,446,000	61,516,194
2.328% 10/1/21 (b)	84,650,000	84,980,462
2.369% 7/21/21 (b)	77,420,000	77,643,813
2.625% 10/19/20	45,465,000	45,794,549
2.738% 1/23/22 (b)	81,348,000	82,147,096
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.1141% 7/26/21 (b)(c)	50,050,000	50,104,810
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 2.2905% 9/10/21 (b)(c)	40,050,000	40,194,246
3 month U.S. LIBOR + 0.440% 2.3336% 6/15/20 (b)(c)	30,968,000	30,979,768
3 month U.S. LIBOR + 0.460% 2.3079% 4/13/21 (b)(c)	11,290,000	11,337,120
3 month U.S. LIBOR + 0.570% 2.5166% 3/26/22 (b)(c)	44,400,000	44,696,975
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.1623% 1/8/21 (b)(c)	20,050,000	20,087,581
3 month U.S. LIBOR + 0.390% 2.2278% 7/14/20 (b)(c)	13,902,000	13,922,671
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.3091% 7/20/20 (a)(b)(c)	68,890,000	69,035,831
1.96% 7/21/21 (a)	49,775,000	50,192,326
2.5% 4/13/21 (a)	39,600,000	40,099,979
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.3079% 1/11/21 (b)(c)	109,510,000	109,391,282
3 month U.S. LIBOR + 0.650% 2.3916% 8/7/20 (b)(c)	32,150,000	32,225,328
2.65% 1/11/21	42,894,000	43,251,628
BB&T Corp. 2.625% 6/29/20	34,019,000	34,101,540
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 2.6184% 6/11/21 (b)(c)	50,030,000	50,257,105
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.1316% 8/7/21 (a)(b)(c)	47,000,000	47,171,887
BPCE SA:
3 month U.S. LIBOR + 0.300% 2.1378% 1/14/22 (a)(b)(c)	46,300,000	46,355,666
3.145% 7/31/20 (a)	51,500,000	51,870,886
Capital One NA 2.25% 9/13/21	10,045,000	10,145,550
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.0833% 5/1/20 (b)(c)	35,000,000	35,010,045
3 month U.S. LIBOR + 0.600% 2.2946% 5/20/22 (b)(c)	56,100,000	56,251,063
Commonwealth Bank of Australia 3 month U.S. LIBOR + 0.450% 2.3405% 3/10/20 (a)(b)(c)	25,000,000	25,004,531
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 2.1633% 5/3/21 (a)(b)(c)	36,800,000	36,929,032
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 2.8605% 6/10/20 (a)(b)(c)	600,000	601,326
2.75% 6/10/20 (a)	16,300,000	16,362,429
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.1091% 4/16/21 (b)(c)	19,300,000	19,769,351
2.75% 3/26/20	44,406,000	44,429,535
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.440% 2.2341% 7/26/21 (b)(c)	25,488,000	25,571,609
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.2918% 5/18/21 (b)(c)	75,000,000	75,064,264
3 month U.S. LIBOR + 0.650% 2.5373% 9/11/21 (b)(c)	80,300,000	80,373,956
HSBC U.S.A., Inc. 2.75% 8/7/20	39,100,000	39,287,699
Huntington Bancshares, Inc. 3.15% 3/14/21	20,700,000	20,969,716
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 2.4005% 3/10/20 (b)(c)	28,473,000	28,474,708
3 month U.S. LIBOR + 0.550% 2.291% 2/5/21 (b)(c)	55,050,000	55,225,805
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 2.5869% 6/1/21 (b)(c)	32,397,000	32,434,800
3 month U.S. LIBOR + 1.100% 2.985% 6/7/21 (b)(c)	19,974,000	20,168,329
3 month U.S. LIBOR + 1.200% 2.9795% 10/29/20 (b)(c)	22,090,000	22,226,376
2.4% 6/7/21	49,640,000	50,147,472
2.75% 6/23/20	15,761,000	15,801,947
JPMorgan Chase Bank 3 month U.S. LIBOR + 0.340% 2.1341% 4/26/21 (b)(c)	20,000,000	20,013,281
KeyBank NA 3 month U.S. LIBOR + 0.660% 2.4233% 2/1/22 (b)(c)	43,444,000	43,860,182
KeyCorp 2.9% 9/15/20	29,995,000	30,222,128
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.2316% 5/7/21 (b)(c)	80,822,000	81,208,270
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.0641% 1/25/21 (b)(c)	8,240,000	8,253,565
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.4441% 7/26/21 (b)(c)	38,063,000	38,286,716
3 month U.S. LIBOR + 0.700% 2.585% 3/7/22 (b)(c)	50,550,000	50,900,391
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 2.5533% 2/28/22 (b)(c)	19,650,000	19,879,083
3 month U.S. LIBOR + 1.140% 3.0274% 9/13/21 (b)(c)	20,775,000	21,032,776
3 month U.S. LIBOR + 1.480% 3.3178% 4/12/21 (a)(b)(c)	9,000,000	9,129,350
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 2.485% 3/7/22 (b)(c)	50,450,000	50,695,178
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 2.1928% 5/22/20 (a)(b)(c)	56,650,000	56,678,417
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.0833% 5/29/20 (a)(b)(c)	42,125,000	42,168,389
2.5% 9/17/20 (a)	6,150,000	6,182,912
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.2373% 3/12/21 (b)(c)	15,000,000	15,035,193
3 month U.S. LIBOR + 0.360% 2.0529% 5/19/20 (b)(c)	40,430,000	40,459,622
3 month U.S. LIBOR + 0.430% 2.315% 12/9/22 (b)(c)	51,600,000	51,849,628
1.743% 2/24/23 (b)	22,417,000	22,552,837
2.6% 7/21/20	40,545,000	40,686,886
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.2241% 4/26/21 (b)(c)	51,400,000	51,630,138
3 month U.S. LIBOR + 0.830% 2.664% 1/10/22 (b)(c)	29,463,000	29,770,145
RBS Citizens NA:
3 month U.S. LIBOR + 0.540% 2.4469% 3/2/20 (b)(c)	45,000,000	45,000,000
3 month U.S. LIBOR + 0.570% 2.2166% 5/26/20 (b)(c)	28,450,000	28,478,889
Regions Bank 3 month U.S. LIBOR + 0.500% 2.2073% 8/13/21 (b)(c)	81,774,000	81,816,522
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.1021% 7/22/20 (b)(c)	40,200,000	40,248,111
3 month U.S. LIBOR + 0.390% 2.1595% 4/30/21 (b)(c)	35,000,000	35,121,078
3 month U.S. LIBOR + 0.400% 2.1941% 1/25/21 (b)(c)	55,800,000	55,904,784
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 2.1218% 5/17/21 (a)(b)(c)	38,150,000	38,251,775
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.2126% 10/16/20 (b)(c)	65,650,000	65,724,029
SunTrust Banks, Inc. 3 month U.S. LIBOR + 0.500% 2.2941% 10/26/21 (b)(c)	30,000,000	30,079,987
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.1528% 5/24/21 (b)(c)	70,650,000	70,929,041
Synovus Bank 2.289% 2/10/23 (b)	7,343,000	7,428,034
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.1596% 9/17/20 (b)(c)	50,400,000	50,436,131
3 month U.S. LIBOR + 0.270% 2.1696% 3/17/21 (b)(c)	30,000,000	30,034,173
3 month U.S. LIBOR + 0.280% 2.1684% 6/11/20 (b)(c)	51,000,000	51,037,182
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.061% 1/27/23 (b)(c)	50,000,000	49,995,731
2.5% 12/14/20	17,700,000	17,823,574
U.S. Bancorp 2.35% 1/29/21	39,650,000	39,906,591
U.S. Bank NA, Cincinnati:
3 month U.S. LIBOR + 0.180% 1.9991% 1/21/22 (b)(c)	20,500,000	20,501,520
3 month U.S. LIBOR + 0.250% 2.0509% 7/24/20 (b)(c)	40,000,000	40,028,710
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 2.6821% 7/22/20 (b)(c)	11,411,000	11,444,235
3 month U.S. LIBOR + 1.020% 2.8191% 7/26/21 (b)(c)	33,952,000	34,357,676
2.5% 3/4/21	23,159,000	23,341,494
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 2.1413% 1/15/21 (b)(c)	9,500,000	9,520,501
3 month U.S. LIBOR + 0.500% 2.3063% 7/23/21 (b)(c)	30,150,000	30,192,089
3 month U.S. LIBOR + 0.620% 2.2576% 5/27/22 (b)(c)	85,050,000	85,330,407
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.06% 3/25/20 (b)(c)	50,750,000	50,757,737
3.325% 7/23/21 (b)	60,354,000	60,758,255
		3,814,762,598
Capital Markets - 5.6%
Bank of New York Mellon Corp. 2.05% 5/3/21	18,750,000	18,894,856
Bank of New York, New York 3 month U.S. LIBOR + 0.280% 2.1801% 6/4/21 (b)(c)	56,250,000	56,255,063
Citigroup Funding, Inc. U.S. SOFR SEC OVRN FIN RATE INDX + 0.870% 2.454% 11/4/22 (b)(c)	45,784,000	46,056,482
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 1.9829% 2/4/22 (b)(c)	66,730,000	66,687,105
2.1% 11/12/21	39,320,000	39,711,506
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 2.6171% 1/22/21 (b)(c)	20,000,000	19,953,321
2.7% 7/13/20	29,700,000	29,773,351
3.15% 1/22/21	40,000,000	40,362,717
Goldman Sachs Bank U.S.A. U.S. SOFR SEC OVRN FIN RATE INDX + 0.600% 2.1834% 5/24/21 (b)(c)	49,900,000	49,933,019
Morgan Stanley:
3 month U.S. LIBOR + 0.980% 2.8736% 6/16/20 (b)(c)	5,910,000	5,926,155
3 month U.S. LIBOR + 1.180% 2.9991% 1/20/22 (b)(c)	37,500,000	37,759,414
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (b)(c)	61,800,000	61,909,456
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 2.3926% 6/10/22 (b)(c)	61,340,000	61,659,854
5.5% 7/24/20	16,184,000	16,422,077
5.75% 1/25/21	31,056,000	32,164,339
State Street Corp. 3 month U.S. LIBOR + 0.900% 2.5918% 8/18/20 (b)(c)	8,120,000	8,154,307
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.1933% 11/1/21 (b)(c)	64,705,000	64,818,693
UBS AG London Branch:
3 month U.S. LIBOR + 0.480% 2.3869% 12/1/20 (a)(b)(c)	4,500,000	4,510,521
3 month U.S. LIBOR + 0.580% 2.465% 6/8/20 (a)(b)(c)	80,900,000	80,972,089
		741,924,325
Consumer Finance - 4.7%
American Express Co.:
3 month U.S. LIBOR + 0.600% 2.341% 11/5/21 (b)(c)	20,000,000	20,134,119
3 month U.S. LIBOR + 0.620% 2.3146% 5/20/22 (b)(c)	45,200,000	45,357,165
3% 2/22/21	50,693,000	51,335,508
3.375% 5/17/21	63,563,000	64,803,869
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.4395% 7/30/21 (a)(b)(c)	19,113,000	19,181,351
3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	25,973,000	26,141,393
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 2.4731% 5/12/20 (b)(c)	26,340,000	26,362,067
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 2.1933% 11/2/20 (b)(c)	21,450,000	21,366,648
3 month U.S. LIBOR + 0.790% 2.6773% 6/12/20 (b)(c)	8,372,000	8,376,238
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.0323% 1/8/21 (b)(c)	32,620,000	32,632,740
3 month U.S. LIBOR + 0.170% 2.048% 10/9/20 (b)(c)	25,000,000	25,026,199
3 month U.S. LIBOR + 0.240% 2.1273% 3/12/21 (b)(c)	40,000,000	40,002,244
3 month U.S. LIBOR + 0.260% 2.1505% 9/10/21 (b)(c)	20,000,000	20,025,182
3 month U.S. LIBOR + 0.420% 2.254% 7/10/20 (b)(c)	50,650,000	50,724,048
2.875% 3/12/21	16,350,000	16,566,683
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 1.8323% 8/13/21 (b)(c)	41,109,000	41,079,648
3 month U.S. LIBOR + 0.150% 2.028% 10/9/20 (b)(c)	27,000,000	27,020,956
3 month U.S. LIBOR + 0.170% 2.0685% 9/18/20 (b)(c)	50,250,000	50,296,871
3 month U.S. LIBOR + 0.280% 2.1279% 4/13/21 (b)(c)	35,000,000	35,049,629
		621,482,558
Diversified Financial Services - 0.7%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 2.4066% 6/25/21 (a)(b)(c)	20,759,000	20,840,689
Capital One Bank U.S.A. NA 2.014% 1/27/23 (b)	64,750,000	65,264,420
		86,105,109
Insurance - 5.0%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.428% 9/20/21 (a)(b)(c)	24,102,000	24,113,956
Allstate Corp. 3 month U.S. LIBOR + 0.430% 2.3905% 3/29/21 (b)(c)	14,727,000	14,775,753
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.300% 2.0941% 4/27/20 (a)(b)(c)	40,750,000	40,787,879
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.1605% 12/29/21 (b)(c)	23,954,000	23,975,362
3.5% 12/29/20	12,892,000	13,084,503
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.230% 2.1023% 1/8/21 (a)(b)(c)	40,000,000	40,040,586
3 month U.S. LIBOR + 0.400% 2.2873% 6/12/20 (a)(b)(c)	15,000,000	15,017,368
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	46,050,000	46,141,121
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.15% 9/7/20 (a)(b)(c)	40,750,000	40,821,351
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.1456% 1/13/23 (a)(b)(c)	40,452,000	40,553,306
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 2.43% 1/15/21 (a)(b)(c)	44,450,000	44,682,878
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.1278% 1/17/23 (a)(b)(c)	25,300,000	25,364,220
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 2.0694% 10/1/20 (a)(b)(c)	40,500,000	40,532,089
3 month U.S. LIBOR + 0.270% 2.148% 4/9/20 (a)(b)(c)	25,000,000	25,016,222
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	41,226,000	41,258,156
3 month U.S. LIBOR + 0.280% 2.0991% 1/21/22 (a)(b)(c)	25,000,000	25,082,284
3 month U.S. LIBOR + 0.320% 2.0574% 8/6/21 (a)(b)(c)	27,621,000	27,726,043
2% 4/13/21 (a)	23,500,000	23,709,533
2.95% 1/28/21 (a)	20,129,000	20,396,159
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.2179% 7/13/20 (a)(b)(c)	40,050,000	40,064,034
3 month U.S. LIBOR + 0.520% 2.4805% 6/28/21 (a)(b)(c)	50,900,000	51,165,147
		664,307,950

TOTAL FINANCIALS		5,928,582,540

HEALTH CARE - 2.5%
Biotechnology - 0.2%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 2.346% 11/21/22 (a)(b)(c)	20,000,000	20,191,191
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	16,607,000	16,617,313
Health Care Providers & Services - 1.6%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 2.5496% 9/17/21 (b)(c)	20,488,000	20,493,659
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	20,353,000	20,409,988
2.8% 7/20/20	78,972,000	79,201,245
3.35% 3/9/21	20,000,000	20,325,771
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.6638% 11/30/20 (b)(c)	33,725,000	33,731,643
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 2.1536% 6/15/21 (b)(c)	28,166,000	28,199,593
		202,361,899
Pharmaceuticals - 0.6%
AstraZeneca PLC 2.375% 11/16/20	22,100,000	22,236,472
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 2.5766% 6/25/21 (a)(b)(c)	59,850,000	59,979,532
		82,216,004

TOTAL HEALTH CARE		321,386,407

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
General Dynamics Corp. 3 month U.S. LIBOR + 0.290% 2.0209% 5/11/20 (b)(c)	27,351,000	27,364,733
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.1041% 8/8/22 (b)(c)	52,678,000	52,955,244
Machinery - 2.3%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.100% 2.0025% 6/19/20 (b)(c)	38,300,000	38,304,450
3 month U.S. LIBOR + 0.180% 1.8718% 5/15/20 (b)(c)	50,600,000	50,622,304
3 month U.S. LIBOR + 0.200% 1.9131% 11/12/21 (b)(c)	37,586,000	37,545,416
3 month U.S. LIBOR + 0.230% 2.1236% 3/15/21 (b)(c)	20,000,000	20,020,447
3 month U.S. LIBOR + 0.250% 1.8966% 8/26/20 (b)(c)	57,500,000	57,591,863
3 month U.S. LIBOR + 0.300% 2.185% 3/8/21 (b)(c)	44,026,000	44,104,351
2.65% 5/17/21	54,505,000	55,271,063
		303,459,894

TOTAL INDUSTRIALS		383,779,871

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.3415% 6/5/20 (b)(c)	22,200,000	22,220,105
IT Services - 0.9%
IBM Corp. 2.8% 5/13/21	50,100,000	51,060,587
IBM Credit LLC:
3 month U.S. LIBOR + 0.260% 2.0791% 1/20/21 (b)(c)	38,350,000	38,431,972
3 month U.S. LIBOR + 0.470% 2.0833% 11/30/20 (b)(c)	32,400,000	32,503,038
		121,995,597

TOTAL INFORMATION TECHNOLOGY		144,215,702

UTILITIES - 1.4%
Electric Utilities - 0.7%
Duke Energy Corp. 2.1% 6/15/20 (a)	49,650,000	49,730,605
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (b)(c)	35,597,000	35,549,300
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (b)(c)	4,626,000	4,628,239
		89,908,144
Gas Utilities - 0.2%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.4373% 3/12/20 (b)(c)	34,207,000	34,209,333
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.3466% 6/25/21 (b)(c)	30,250,000	30,377,099
Dominion Energy, Inc. 2.579% 7/1/20 (b)	30,886,000	30,939,472
		61,316,571

TOTAL UTILITIES		185,434,048

TOTAL NONCONVERTIBLE BONDS
(Cost $7,912,274,880)		7,933,467,309

U.S. Treasury Obligations - 4.9%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 1.6497% 4/30/21 (b)(c)	$114,500,000	$114,511,615
1.75% 12/31/20	175,000,000	175,861,329
1.75% 7/31/21	162,000,000	163,702,265
1.875% 11/30/21	190,000,000	193,094,920
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $642,761,688)		647,170,129

Bank Notes - 3.4%
BB&T Corp. 2.85% 4/1/21	18,983,000	19,254,814
Capital One NA 2.95% 7/23/21	14,495,000	14,765,062
Citibank NA:
2.844% 5/20/22 (b)	50,000,000	50,707,705
2.85% 2/12/21	40,700,000	41,088,400
Fifth Third Bank, Cincinnati:
2.2% 10/30/20	33,100,000	33,199,215
2.25% 6/14/21	47,532,000	48,047,153
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	9,153,000	9,191,513
JPMorgan Chase Bank 3.086% 4/26/21 (b)	75,672,000	75,829,317
KeyBank NA 2.25% 3/16/20	26,328,000	26,332,097
PNC Bank NA 2.15% 4/29/21	17,331,000	17,485,083
RBS Citizens NA 2.25% 10/30/20	22,805,000	22,859,730
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	19,600,000	19,760,403
3% 2/4/21	57,400,000	58,113,152
3.15% 4/26/21	10,000,000	10,200,080
TOTAL BANK NOTES
(Cost $444,812,324)		446,833,724

Certificates of Deposit - 10.8%
Bank of Montreal yankee 3 month U.S. LIBOR + 0.040% 1.7438% 11/17/20 (b)(c)	41,000,000	40,999,939
Bank of Nova Scotia yankee:
3 month U.S. LIBOR + 0.090% 1.7846% 8/20/20 (b)(c)	25,000,000	25,010,425
3 month U.S. LIBOR + 0.090% 1.9955% 9/3/20 (b)(c)	30,000,000	30,012,060
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee:
1.9% 3/9/20	40,000,000	40,003,820
1.91% 3/12/20	39,750,000	39,755,140
Barclays Bank PLC yankee:
1.75% 5/4/20	30,000,000	30,009,426
1.9% 3/31/20	38,000,000	38,010,644
Credit Suisse AG yankee:
1.9% 3/12/20	50,000,000	50,006,105
1.9% 3/26/20	40,000,000	40,010,740
1.9% 3/27/20	10,000,000	10,002,793
Goldman Sachs Bank U.S.A.:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 1.8163% 6/25/20 (b)(c)	49,650,000	49,662,343
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 1.8335% 2/16/21 (b)(c)	49,650,000	49,661,444
U.S. SOFR SEC OVRN FIN RATE INDX + 0.280% 1.8637% 8/21/20 (b)(c)	49,650,000	49,669,820
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 1.9738% 10/8/20 (b)(c)	49,600,000	49,654,917
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 1.9847% 11/5/20 (b)(c)	29,600,000	29,634,659
U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.0131% 2/26/21 (b)(c)	49,650,000	49,753,714
Mitsubishi UFJ Trust & Banking Corp. yankee:
1 month U.S. LIBOR + 0.050% 1.7083% 6/18/20 (b)(c)	16,000,000	16,000,622
1 month U.S. LIBOR + 0.050% 1.7083% 6/19/20 (b)(c)	16,000,000	16,000,680
1 month U.S. LIBOR + 0.060% 1.7309% 6/12/20 (b)(c)	15,000,000	15,000,846
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.060% 1.7309% 6/10/20 (b)(c)	50,000,000	50,025,820
1 month U.S. LIBOR + 0.160% 1.8128% 5/13/20 (b)(c)	30,000,000	30,012,084
Natexis Banques Populaires New York Branch yankee:
1.81% 4/24/20	38,700,000	38,711,169
1.89% 3/5/20	49,600,000	49,602,351
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.080% 1.9705% 9/10/20 (b)(c)	37,000,000	37,013,357
Skandinaviska Enskilda Banken yankee 3 month U.S. LIBOR + 0.070% 1.904% 10/9/20 (b)(c)	58,600,000	58,620,961
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.060% 1.7309% 6/10/20 (b)(c)	37,000,000	37,004,514
1 month U.S. LIBOR + 0.090% 1.7519% 6/4/20 (b)(c)	37,000,000	37,006,734
1 month U.S. LIBOR + 0.090% 1.7578% 6/5/20 (b)(c)	37,000,000	37,006,671
1 month U.S. LIBOR + 0.200% 1.8696% 5/7/20 (b)(c)	50,000,000	50,017,405
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.120% 1.7489% 5/22/20 (b)(c)	15,000,000	15,004,353
1 month U.S. LIBOR + 0.120% 1.7594% 5/21/20 (b)(c)	22,000,000	22,006,327
1 month U.S. LIBOR + 0.150% 1.8001% 5/14/20 (b)(c)	12,000,000	12,003,658
1 month U.S. LIBOR + 0.150% 1.8209% 5/12/20 (b)(c)	38,000,000	38,011,077
3 month U.S. LIBOR + 0.020% 1.898% 7/8/20 (b)(c)	38,750,000	38,753,987
1.9% 3/25/20	20,000,000	20,005,156
1.9% 3/26/20	12,000,000	12,003,221
1.9% 4/3/20	20,000,000	20,007,034
1.98% 4/13/20	19,000,000	19,010,522
1.98% 4/23/20	19,000,000	19,012,854
Svenska Handelsbanken, Inc. yankee:
1 month U.S. LIBOR + 0.050% 1.7153% 8/11/20 (b)(c)	50,000,000	50,002,535
3 month U.S. LIBOR + 0.040% 1.874% 10/9/20 (b)(c)	57,600,000	57,613,709
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,416,800,000)		1,417,315,636

Commercial Paper - 12.9%
American Electric Power Co., Inc.:
1.75% 3/2/20	6,000,000	5,999,158
1.75% 3/5/20	3,000,000	2,999,152
1.75% 3/11/20	4,000,000	3,997,708
1.75% 3/12/20	11,000,000	10,993,156
1.75% 3/16/20	10,000,000	9,991,807
1.75% 3/25/20	6,000,000	5,992,378
1.75% 4/1/20	16,000,000	15,974,011
1.76% 3/2/20	4,000,000	3,999,438
1.76% 3/12/20	3,000,000	2,998,133
1.76% 4/3/20	4,000,000	3,993,152
Amphenol Corp. 1.65% 3/3/20	7,000,000	6,998,686
Bell Canada yankee:
1.75% 3/18/20	7,000,000	6,993,317
1.75% 3/27/20	2,000,000	1,997,223
1.88% 4/8/20	3,600,000	3,592,908
BPCE SA yankee:
1.88% 3/12/20	39,600,000	39,577,693
1.89% 3/31/20	49,600,000	49,531,354
2% 3/23/20	40,000,000	39,958,400
Canadian Imperial Bank of Commerce yankee:
2.03% 3/16/20	25,000,000	24,981,655
2.06% 3/19/20	40,000,000	39,965,644
CommonSpirit Health:
2% 3/25/20	20,000,000	19,977,742
2% 5/6/20	6,000,000	5,983,012
2% 5/13/20	21,650,000	21,582,794
Credit Suisse AG yankee:
1.88% 3/9/20	2,000,000	1,999,131
1.88% 3/11/20	38,000,000	37,980,251
2.02% 4/21/20	31,000,000	30,932,364
2.02% 4/22/20	9,000,000	8,980,020
Dominion Energy, Inc.:
1.75% 4/6/20	3,000,000	2,994,379
1.75% 4/7/20	11,000,000	10,978,836
1.75% 4/7/20	8,000,000	7,984,608
1.75% 4/8/20	7,000,000	6,986,179
1.76% 4/2/20	14,969,000	14,943,934
Duke Energy Corp.:
1.67% 3/3/20	4,000,000	3,999,249
1.67% 3/4/20	10,000,000	9,997,680
1.67% 3/6/20	8,000,000	7,997,400
1.75% 4/8/20	4,000,000	3,992,102
Eversource Energy:
1.75% 3/13/20	2,000,000	1,998,584
1.75% 3/18/20	4,000,000	3,996,181
1.75% 3/19/20	8,000,000	7,991,969
1.75% 3/20/20	2,000,000	1,997,958
1.75% 3/20/20	5,000,000	4,994,896
1.77% 3/2/20	4,000,000	3,999,408
ING U.S. Funding LLC 1 month U.S. LIBOR + 0.120% 1.7909% 3/9/20 (b)(c)	49,650,000	49,690,231
Mitsubishi UFJ Trust & Banking Corp. yankee:
1.7% 5/11/20	15,000,000	14,955,561
1.7% 5/14/20	15,000,000	14,953,799
Rogers Communications, Inc. yankee 1.86% 3/10/20	42,600,000	42,577,874
Royal Bank of Canada:
1 month U.S. LIBOR + 0.130% 1.8009% 3/9/20 (b)(c)	50,000,000	50,003,075
1 month U.S. LIBOR + 0.180% 1.8385% 4/15/20 (b)(c)	49,650,000	49,661,827
3 month U.S. LIBOR + 0.080% 1.7593% 8/25/20 (b)(c)	30,000,000	30,011,583
3 month U.S. LIBOR + 0.090% 1.9901% 9/4/20 (b)(c)	30,000,000	30,011,997
Sempra Global:
1.73% 3/2/20	5,000,000	4,999,298
1.73% 3/2/20	5,000,000	4,999,275
1.73% 3/3/20	13,000,000	12,997,560
1.78% 3/19/20	10,000,000	9,990,317
1.78% 4/8/20	20,000,000	19,960,512
1.78% 4/9/20	4,000,000	3,991,905
1.85% 4/2/20	5,750,000	5,740,372
1.85% 4/3/20	4,000,000	3,993,105
1.85% 4/7/20	4,000,000	3,992,304
2.05% 3/5/20	30,000,000	29,991,519
2.1% 3/2/20	24,750,000	24,746,525
Sheffield Receivables Corp. yankee:
1.68% 5/11/20 (Liquidity Facility Barclays Bank PLC)	7,000,000	6,977,417
1.68% 5/12/20 (Liquidity Facility Barclays Bank PLC)	15,000,000	14,950,944
Sumitomo Mitsui Trust Bank Ltd. yankee:
1.89% 3/24/20	10,000,000	9,989,382
1.89% 4/2/20	37,000,000	36,946,883
1.93% 3/4/20	41,000,000	40,991,095
Suncor Energy, Inc. yankee 2.02% 3/2/20	35,000,000	34,995,086
Svenska Handelsbanken AB yankee 1.995% 3/16/20	25,000,000	24,982,033
The Boeing Co. 2.02% 5/21/20	53,100,000	52,883,187
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 1.9089% 7/23/20 (b)(c)	50,000,000	50,049,475
3 month U.S. LIBOR + 0.020% 1.7541% 11/10/20 (b)(c)	40,000,000	40,002,704
3 month U.S. LIBOR + 0.050% 1.928% 10/9/20 (b)(c)	38,000,000	38,011,316
yankee 2.055% 5/5/20	49,600,000	49,464,855
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.050% 1.9594% 7/2/20 (b)(c)	15,000,000	15,002,964
TransCanada PipeLines Ltd.:
1.75% 4/2/20	5,250,000	5,241,209
1.75% 4/13/20	4,000,000	3,991,100
1.78% 4/13/20	8,000,000	7,982,200
1.78% 4/17/20	9,000,000	8,978,158
1.78% 5/20/20	38,000,000	37,843,767
1.8% 4/2/20	5,000,000	4,991,628
1.84% 5/5/20	20,600,000	20,531,182
1.95% 4/14/20	47,400,000	47,292,132
2.05% 4/6/20	30,500,000	30,442,855
2.07% 3/10/20	6,250,000	6,246,725
2.07% 3/16/20	49,600,000	49,559,363
Tyson Foods, Inc. 1.75% 3/23/20	4,000,000	3,995,323
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 2.0063% 8/6/20 (b)(c)	49,600,000	49,624,249
3 month U.S. LIBOR + 0.100% 1.9905% 6/10/20 (b)(c)	10,000,000	10,003,485
3 month U.S. LIBOR + 0.100% 1.9915% 6/5/20 (b)(c)	13,000,000	13,004,302
3 month U.S. LIBOR + 0.100% 2.0001% 6/4/20 (b)(c)	15,000,000	15,004,911
yankee 2% 4/23/20	32,000,000	31,928,477
Ventas Realty LP:
1.7% 3/2/20	12,000,000	11,998,315
1.7% 3/2/20	6,000,000	5,999,158
1.7% 3/3/20	4,000,000	3,999,249
TOTAL COMMERCIAL PAPER
(Cost $1,693,642,853)		1,693,997,418
	Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund 1.60% (d)
(Cost $811,901,765)	811,792,282	811,954,640
	Maturity Amount	Value

Repurchase Agreements - 1.3%
With:
Mizuho Securities U.S.A., Inc. at:
2.16%, dated 2/18/20 due 8/17/20 (Collateralized by Mortgage Loan Obligations valued at $78,053,844, 0.00% - 6.08%, 12/29/20 - 1/29/47)	71,366,716	70,600,000
2.22%, dated 1/28/20 due 7/27/20 (Collateralized by Mortgage Loan Obligations valued at $38,550,730, 3.25% - 5.29%, 6/15/34-3/17/49)	35,137,868	34,750,000
2.53%, dated 9/18/19 due 3/18/20 (Collateralized by Mortgage Loan Obligations valued at $43,438,765, 4.11% - 6.08%, 7/15/30 - 5/15/48),	40,207,785	39,700,000
Morgan Stanley & Co., Inc. at 2.08%, dated 12/9/19 due 3/9/20 (Collateralized by Equity Securities valued at $34,452,306)(b)(c)(e)	31,916,935	31,750,000
TOTAL REPURCHASE AGREEMENTS
(Cost $176,800,000)		176,800,000
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $13,098,993,510)		13,127,538,856
NET OTHER ASSETS (LIABILITIES) - 0.3%		45,225,056
NET ASSETS - 100%		$13,172,763,912

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,895,725,557 or 14.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,051,796
Total	$7,051,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$7,933,467,309	$--	$7,933,467,309	$--
U.S. Government and Government Agency Obligations	647,170,129	--	647,170,129	--
Bank Notes	446,833,724	--	446,833,724	--
Certificates of Deposit	1,417,315,636	--	1,417,315,636	--
Commercial Paper	1,693,997,418	--	1,693,997,418	--
Money Market Funds	811,954,640	811,954,640	--	--
Repurchase Agreements	176,800,000	--	176,800,000	--
Total Investments in Securities:	$13,127,538,856	$811,954,640	$12,315,584,216	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.8%
Canada	9.3%
United Kingdom	5.6%
France	3.8%
Japan	1.7%
Sweden	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $176,800,000) — See accompanying schedule: Unaffiliated issuers (cost $12,287,091,745)	$12,315,584,216
Fidelity Central Funds (cost $811,901,765)	811,954,640
Total Investment in Securities (cost $13,098,993,510)		$13,127,538,856
Cash		138,338
Receivable for fund shares sold		62,361,580
Interest receivable		36,818,260
Distributions receivable from Fidelity Central Funds		929,716
Receivable from investment adviser for expense reductions		1,105,294
Total assets		13,228,892,044
Liabilities
Payable for fund shares redeemed	$48,956,230
Distributions payable	3,277,621
Accrued management fee	3,236,317
Other affiliated payables	657,964
Total liabilities		56,128,132
Net Assets		$13,172,763,912
Net Assets consist of:
Paid in capital		$13,143,746,347
Total accumulated earnings (loss)		29,017,565
Net Assets		$13,172,763,912
Net Asset Value and Maximum Offering Price
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($2,825,980,658 ÷ 281,074,904 shares)		$10.05
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,346,783,254 ÷ 1,029,103,092 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$134,876,250
Income from Fidelity Central Funds		7,051,796
Total income		141,928,046
Expenses
Management fee	$18,527,449
Transfer agent fees	3,794,379
Independent trustees' fees and expenses	19,958
Commitment fees	14,395
Total expenses before reductions	22,356,181
Expense reductions	(5,573,351)
Total expenses after reductions		16,782,830
Net investment income (loss)		125,145,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	875,117
Total net realized gain (loss)		875,117
Change in net unrealized appreciation (depreciation) on investment securities		12,201,325
Net gain (loss)		13,076,442
Net increase (decrease) in net assets resulting from operations		$138,221,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,145,216	$288,017,240
Net realized gain (loss)	875,117	75,233
Change in net unrealized appreciation (depreciation)	12,201,325	7,154,184
Net increase (decrease) in net assets resulting from operations	138,221,658	295,246,657
Distributions to shareholders	(125,160,225)	(287,994,498)
Share transactions - net increase (decrease)	1,030,307,982	1,768,560,662
Total increase (decrease) in net assets	1,043,369,415	1,775,812,821
Net Assets
Beginning of period	12,129,394,497	10,353,581,676
End of period	$13,172,763,912	$12,129,394,497

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.04	$10.04	$10.03	$10.02	$10.04
Income from Investment Operations
Net investment income (loss)A	.098	.247	.180	.106	.073	.034
Net realized and unrealized gain (loss)	.010	–B	(.004)	.011	.010	(.018)
Total from investment operations	.108	.247	.176	.117	.083	.016
Distributions from net investment income	(.098)	(.247)	(.176)	(.105)	(.072)	(.034)
Distributions from net realized gain	–	–	–	(.002)	(.001)	(.002)
Total distributions	(.098)	(.247)	(.176)	(.107)	(.073)	(.036)
Net asset value, end of period	$10.05	$10.04	$10.04	$10.04	$10.03	$10.02
Total ReturnC,D	1.08%	2.49%	1.77%	1.17%	.83%	.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.36%	.40%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.36%	.40%
Net investment income (loss)	1.96%G	2.46%	1.80%	1.06%	.73%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,825,981	$2,757,403	$2,432,108	$1,818,466	$1,416,938	$1,047,633
Portfolio turnover rateH	41%G	36%	40%	45%	54%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.04	$10.04	$10.03	$10.02	$10.04
Income from Investment Operations
Net investment income (loss)A	.103	.257	.190	.116	.083	.044
Net realized and unrealized gain (loss)	.010	–B	(.004)	.011	.010	(.018)
Total from investment operations	.113	.257	.186	.127	.093	.026
Distributions from net investment income	(.103)	(.257)	(.186)	(.115)	(.082)	(.044)
Distributions from net realized gain	–	–	–	(.002)	(.001)	(.002)
Total distributions	(.103)	(.257)	(.186)	(.117)	(.083)	(.046)
Net asset value, end of period	$10.05	$10.04	$10.04	$10.04	$10.03	$10.02
Total ReturnC,D	1.13%	2.59%	1.87%	1.27%	.93%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.26%	.30%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.26%	.30%
Net investment income (loss)	2.06%G	2.56%	1.90%	1.16%	.83%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$10,346,783	$9,371,991	$7,921,474	$5,627,727	$3,912,804	$2,687,926
Portfolio turnover rateH	41%G	36%	40%	45%	54%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,206,078
Gross unrealized depreciation	(660,732)
Net unrealized appreciation (depreciation)	$28,545,346
Tax cost	$13,098,993,510

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	1,827,915,417	1,604,721,938

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Conservative Income Bond	$1,412,941.10
Institutional Class	2,381,438.05
	$3,794,379

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Conservative Income Bond Fund	$14,395

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$733,663
Institutional Class	.25%	4,833,671
		$5,567,334

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,010.

During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Conservative Income Bond	$7

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Conservative Income Bond	$27,584,778	$63,697,167
Institutional Class	97,575,447	224,297,331
Total	$125,160,225	$287,994,498

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Conservative Income Bond
Shares sold	76,070,426	188,876,672	$764,258,409	$1,894,249,630
Reinvestment of distributions	2,442,605	5,609,600	24,543,685	56,269,182
Shares redeemed	(71,978,321)	(162,230,779)	(723,189,173)	(1,626,994,534)
Net increase (decrease)	6,534,710	32,255,493	$65,612,921	$323,524,278
Institutional Class
Shares sold	349,021,655	578,195,162	$3,506,872,477	$5,799,806,038
Reinvestment of distributions	6,901,435	12,026,749	69,350,006	120,634,222
Shares redeemed	(259,940,164)	(446,234,116)	(2,611,527,422)	(4,475,403,876)
Net increase (decrease)	95,982,926	143,987,795	$964,695,061	$1,445,036,384

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Conservative Income Bond	.35%
Actual		$1,000.00	$1,010.80	$1.75
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,011.30	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

Fidelity Conservative Income Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2018.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 0.25% and 0.35% through December 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FCV-SANN-0420
1.924092.108

Fidelity® Series Short-Term Credit Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020 *
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA	24.5%
AA	4.5%
A	20.3%
BBB	32.1%
BB and Below	6.1%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020 *
Corporate Bonds	58.8%
U.S. Government and U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	18.8%
CMOs and Other Mortgage Related Securities	7.6%
Municipal Bonds	0.3%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 14.6%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 58.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$12,196,000	$12,207,750
3.6% 2/17/23	4,537,000	4,778,199
Verizon Communications, Inc.:
2.946% 3/15/22	3,585,000	3,698,477
3.125% 3/16/22	6,565,000	6,813,299
5.15% 9/15/23	2,981,000	3,357,163
		30,854,888
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	10,890,000	10,950,737
4.464% 7/23/22	8,870,000	9,412,798
Comcast Corp. 3.125% 7/15/22	754,000	786,236
Time Warner Cable, Inc.:
4% 9/1/21	724,000	744,075
4.125% 2/15/21	4,416,000	4,480,994
		26,374,840

TOTAL COMMUNICATION SERVICES		57,229,728

CONSUMER DISCRETIONARY - 4.3%
Automobiles - 3.6%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	10,323,000	10,857,600
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 2.5918% 2/15/22 (a)(b)(c)	6,549,000	6,609,082
2.2% 5/5/20 (a)	6,956,000	6,960,376
2.25% 3/2/20 (a)	3,200,000	3,200,000
2.3% 2/12/21 (a)	5,889,000	5,917,828
2.45% 5/18/20 (a)	2,200,000	2,203,494
2.85% 1/6/22 (a)	5,000,000	5,103,786
3.35% 5/4/21 (a)	6,539,000	6,661,975
General Motors Financial Co., Inc.:
2.45% 11/6/20	5,400,000	5,421,268
2.65% 4/13/20	4,211,000	4,214,251
3.55% 4/9/21	715,000	726,540
4.15% 6/19/23	5,000,000	5,304,684
4.2% 3/1/21	616,000	628,320
4.2% 11/6/21	16,052,000	16,587,677
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (a)	1,787,000	1,809,944
4% 11/12/21 (a)	5,000,000	5,205,796
		87,412,621
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,510,000	4,564,059
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	3,844,000	3,871,029
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,998,000	2,055,790
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,611,252

TOTAL CONSUMER DISCRETIONARY		102,514,751

CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,715,439
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.3918% 11/15/21 (b)(c)	6,529,000	6,530,020
Diageo Capital PLC 3% 5/18/20	1,236,000	1,239,487
Molson Coors Beverage Co. 3.5% 5/1/22	3,498,000	3,638,137
		15,123,083
Food Products - 0.9%
Conagra Brands, Inc. 3.8% 10/22/21	10,654,000	11,074,713
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (b)(c)	11,026,000	11,065,324
		22,140,037
Tobacco - 2.0%
Altria Group, Inc.:
2.85% 8/9/22	5,231,000	5,374,199
3.49% 2/14/22	1,892,000	1,959,684
3.8% 2/14/24	1,753,000	1,882,285
BAT Capital Corp.:
2.764% 8/15/22	5,000,000	5,120,089
3.222% 8/15/24	350,000	367,523
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,060,000	6,085,123
3.125% 7/26/24 (a)	5,257,000	5,430,111
3.75% 7/21/22 (a)	10,036,000	10,486,601
Philip Morris International, Inc.:
2.625% 2/18/22	416,000	425,366
2.875% 5/1/24	4,664,000	4,895,957
Reynolds American, Inc. 4% 6/12/22	5,000,000	5,251,310
		47,278,248

TOTAL CONSUMER STAPLES		84,541,368

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Cenovus Energy, Inc. 3% 8/15/22	4,666,000	4,806,461
Encana Corp. 3.9% 11/15/21	5,000,000	5,157,133
Energy Transfer Partners LP:
3.6% 2/1/23	8,291,000	8,588,265
4.2% 9/15/23	1,668,000	1,786,683
Enterprise Products Operating LP:
2.8% 2/15/21	2,135,000	2,156,950
5.2% 9/1/20	316,000	321,326
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,853,829
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,253,943
Marathon Oil Corp. 2.8% 11/1/22	5,000,000	5,083,773
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	1,006,000	1,009,687
3.375% 3/15/23	3,922,000	4,103,391
4.5% 7/15/23	990,000	1,069,016
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	2,345,000	2,359,063
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	2,713,000	2,721,115
3 month U.S. LIBOR + 1.450% 3.1418% 8/15/22 (b)(c)	2,640,000	2,649,568
2.6% 8/13/21	719,000	728,162
2.7% 8/15/22	635,000	647,072
2.9% 8/15/24	2,098,000	2,126,358
3.125% 2/15/22	1,251,000	1,280,345
4.85% 3/15/21	5,540,000	5,685,051
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.2466% 2/26/21 (b)(c)	5,720,000	5,720,532
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	10,237,038
Schlumberger Investment SA 3.3% 9/14/21 (a)	6,031,000	6,163,682
Suncor Energy, Inc. 3.6% 12/1/24	6,627,000	7,163,289
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	1,756,000	1,749,147
3.1% 2/1/25	2,828,000	2,826,105
5.375% 6/1/21	9,362,000	9,647,109
Williams Partners LP:
3.6% 3/15/22	16,229,000	16,747,750
4% 11/15/21	2,503,000	2,591,766
		122,233,609
FINANCIALS - 28.2%
Banks - 14.9%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.2291% 1/19/21 (a)(b)(c)	5,410,000	5,420,528
3.4% 8/27/21 (a)	8,779,000	9,032,245
Bank of America Corp.:
2.369% 7/21/21 (b)	5,026,000	5,040,530
2.625% 10/19/20	2,278,000	2,294,512
3.004% 12/20/23 (b)	10,254,000	10,625,829
3.124% 1/20/23 (b)	20,513,000	21,041,379
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.1141% 7/26/21 (b)(c)	4,026,000	4,030,409
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.3091% 7/20/20 (a)(b)(c)	5,500,000	5,511,643
1.96% 7/21/21 (a)	3,560,000	3,589,848
2.5% 4/13/21 (a)	1,026,000	1,038,954
Barclays Bank PLC 2.65% 1/11/21	9,131,000	9,207,130
Barclays PLC:
3.2% 8/10/21	5,000,000	5,088,028
3.25% 1/12/21	704,000	713,926
3.932% 5/7/25 (b)	10,000,000	10,635,417
BPCE SA 2.75% 12/2/21	513,000	524,039
Capital One NA 2.15% 9/6/22	6,739,000	6,806,594
Citibank NA 3 month U.S. LIBOR + 0.600% 2.2946% 5/20/22 (b)(c)	6,290,000	6,306,937
Citigroup, Inc.:
2.75% 4/25/22	6,026,000	6,163,742
3.142% 1/24/23 (b)	16,242,000	16,650,741
4.4% 6/10/25	326,000	362,779
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	16,749,000	17,082,088
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	4,017,747
Fifth Third Bancorp 2.875% 7/27/20	732,000	734,874
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.2918% 5/18/21 (b)(c)	8,231,000	8,238,053
3.262% 3/13/23 (b)	1,274,000	1,309,881
Huntington National Bank 3 month U.S. LIBOR + 0.550% 2.291% 2/5/21 (b)(c)	5,276,000	5,292,849
ING Bank NV 2.7% 8/17/20 (a)	1,548,000	1,556,275
ING Groep NV 3.15% 3/29/22	10,738,000	11,069,711
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	5,164,196
JPMorgan Chase & Co.:
2.55% 10/29/20	10,487,000	10,547,848
2.75% 6/23/20	1,180,000	1,183,066
3.207% 4/1/23 (b)	6,026,000	6,218,916
3.514% 6/18/22 (b)	13,681,000	14,015,848
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.2316% 5/7/21 (b)(c)	6,247,000	6,276,856
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	9,000,000	9,216,694
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	6,000,000	6,063,649
2.623% 7/18/22	3,718,000	3,804,931
2.95% 3/1/21	2,473,000	2,503,534
3.218% 3/7/22	5,108,000	5,280,446
3.535% 7/26/21	6,231,000	6,416,777
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.0274% 9/13/21 (b)(c)	1,847,000	1,869,918
PNC Bank NA:
1.743% 2/24/23 (b)	4,113,000	4,137,923
2.028% 12/9/22 (b)	5,000,000	5,051,345
Regions Financial Corp. 2.75% 8/14/22	5,446,000	5,592,487
Royal Bank of Canada 2.55% 7/16/24	6,460,000	6,716,849
Royal Bank of Scotland Group PLC 3.875% 9/12/23	13,847,000	14,727,161
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,215,642
3.5% 6/7/24	4,731,000	4,974,968
4.45% 12/3/21	10,083,000	10,562,860
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.2126% 10/16/20 (b)(c)	4,693,000	4,698,292
Synovus Bank 2.289% 2/10/23 (b)	1,383,000	1,399,016
The Toronto-Dominion Bank:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.061% 1/27/23 (b)(c)	5,000,000	4,999,573
2.5% 12/14/20	1,016,000	1,023,093
Wells Fargo & Co.:
2.6% 7/22/20	1,796,000	1,802,561
3.75% 1/24/24	5,000,000	5,376,735
Wells Fargo Bank NA:
2.082% 9/9/22 (b)	5,500,000	5,542,102
3.325% 7/23/21 (b)	11,026,000	11,099,853
ZB, National Association 3.5% 8/27/21	5,552,000	5,705,890
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,032,235
		358,607,952
Capital Markets - 5.4%
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 1.9829% 2/4/22 (b)(c)	2,500,000	2,498,393
2.1% 11/12/21	3,465,000	3,499,501
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,026,000	6,230,475
Deutsche Bank AG New York Branch:
2.7% 7/13/20	14,782,000	14,818,508
3.15% 1/22/21	689,000	695,248
3.3% 11/16/22	5,000,000	5,131,944
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	14,052,000	14,330,221
2.905% 7/24/23 (b)	15,513,000	15,936,286
3% 4/26/22	17,586,000	17,843,927
Moody's Corp.:
2.75% 12/15/21	4,802,000	4,918,421
3.25% 6/7/21	2,984,000	3,048,675
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (b)(c)	6,026,000	6,066,651
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (b)(c)	5,000,000	5,008,856
2.625% 11/17/21	21,283,000	21,666,221
3.737% 4/24/24 (b)	6,026,000	6,399,912
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.1933% 11/1/21 (b)(c)	1,539,000	1,541,704
		129,634,943
Consumer Finance - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	5,000,000	5,140,600
4.125% 7/3/23	2,112,000	2,245,428
4.45% 12/16/21	1,352,000	1,408,687
4.875% 1/16/24	1,464,000	1,593,086
Ally Financial, Inc. 5.125% 9/30/24	4,280,000	4,741,470
American Express Co.:
2.2% 10/30/20	516,000	517,512
2.75% 5/20/22	10,244,000	10,498,133
American Express Credit Corp. 2.25% 5/5/21	924,000	931,887
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.4395% 7/30/21 (a)(b)(c)	5,178,000	5,196,517
3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	5,064,000	5,096,832
Ford Motor Credit Co. LLC:
2.343% 11/2/20	7,500,000	7,519,517
2.425% 6/12/20	17,526,000	17,540,827
3.087% 1/9/23	5,000,000	5,013,160
3.157% 8/4/20	3,047,000	3,058,296
3.336% 3/18/21	11,156,000	11,253,995
4.14% 2/15/23	3,116,000	3,205,992
GE Capital International Funding Co. 2.342% 11/15/20	14,539,000	14,578,691
John Deere Capital Corp.:
2.35% 1/8/21	1,026,000	1,032,732
2.6% 3/7/24	1,099,000	1,148,123
3.125% 9/10/21	1,026,000	1,054,259
Synchrony Financial:
2.85% 7/25/22	5,641,000	5,768,559
4.25% 8/15/24	5,352,000	5,753,828
4.375% 3/19/24	5,198,000	5,601,717
		119,899,848
Diversified Financial Services - 0.8%
AIG Global Funding:
2.3% 7/1/22 (a)	1,765,000	1,786,851
3.35% 6/25/21 (a)	6,026,000	6,165,868
AXA Equitable Holdings, Inc. 3.9% 4/20/23	524,000	557,187
Brixmor Operating Partnership LP 3.875% 8/15/22	6,454,000	6,787,179
Capital One Bank U.S.A. NA 2.014% 1/27/23 (b)	5,000,000	5,039,724
		20,336,809
Insurance - 2.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	422,000	423,731
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.428% 9/20/21 (a)(b)(c)	6,026,000	6,028,989
Aon Corp.:
2.2% 11/15/22	6,291,000	6,436,683
5% 9/30/20	4,327,000	4,408,992
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	1,384,000	1,384,028
2.75% 1/30/22	3,160,000	3,234,149
3.5% 12/29/20	2,792,000	2,833,690
Metropolitan Life Global Funding I:
1.95% 1/13/23 (a)	5,000,000	5,070,711
2.05% 6/12/20 (a)	1,563,000	1,558,797
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.1278% 1/17/23 (a)(b)(c)	5,000,000	5,012,692
New York Life Global Funding 3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	7,757,000	7,763,050
Protective Life Global Funding 2.161% 9/25/20 (a)	7,057,000	7,082,906
		51,238,418

TOTAL FINANCIALS		679,717,970

HEALTH CARE - 6.3%
Biotechnology - 0.3%
AbbVie, Inc.:
2.3% 11/21/22 (a)	5,500,000	5,591,809
2.5% 5/14/20	1,630,000	1,631,247
		7,223,056
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	5,222,000	5,225,243
2.404% 6/5/20	12,665,000	12,689,670
2.894% 6/6/22	5,000,000	5,133,753
Boston Scientific Corp. 3.45% 3/1/24	1,872,000	1,994,655
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.6525% 3/19/21 (b)(c)	4,286,000	4,286,836
		29,330,157
Health Care Providers & Services - 2.5%
Anthem, Inc. 3.125% 5/15/22	5,646,000	5,829,241
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.2496% 3/17/20 (b)(c)	4,108,000	4,108,650
3 month U.S. LIBOR + 0.650% 2.5496% 9/17/21 (b)(c)	3,013,000	3,013,832
3.2% 9/17/20	4,057,000	4,087,447
3.4% 9/17/21	4,635,000	4,755,182
4.75% 11/15/21 (a)	2,248,000	2,362,063
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	11,231,000	11,262,447
2.8% 7/20/20	5,200,000	5,215,095
3.35% 3/9/21	4,257,000	4,326,340
3.7% 3/9/23	5,000,000	5,284,428
Express Scripts Holding Co. 2.6% 11/30/20	1,266,000	1,276,689
Humana, Inc. 2.5% 12/15/20	3,698,000	3,721,696
UnitedHealth Group, Inc. 3.35% 7/15/22	5,026,000	5,255,641
		60,498,751
Pharmaceuticals - 2.3%
Actavis Funding SCS:
3% 3/12/20	12,502,000	12,505,501
3.45% 3/15/22	11,629,000	12,046,458
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	12,039,000	12,313,034
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	1,539,000	1,559,193
2.6% 5/16/22 (a)	4,620,000	4,739,574
Elanco Animal Health, Inc. 4.662% 8/27/21 (b)	3,204,000	3,359,345
GlaxoSmithKline Capital PLC 3.125% 5/14/21	1,260,000	1,289,296
Mylan NV 3.15% 6/15/21	2,200,000	2,235,040
Perrigo Finance PLC 3.5% 3/15/21	217,000	220,472
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	2,921,000	2,958,564
Zoetis, Inc. 3.45% 11/13/20	659,000	667,078
		53,893,555

TOTAL HEALTH CARE		150,945,519

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
Northrop Grumman Corp. 2.08% 10/15/20	1,164,000	1,166,579
Airlines - 0.9%
Delta Air Lines, Inc.:
2.875% 3/13/20	7,085,000	7,085,974
2.9% 10/28/24	4,794,000	4,830,487
3.4% 4/19/21	9,255,000	9,425,009
		21,341,470
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	4,780,000	5,045,377
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 1.9131% 11/12/21 (b)(c)	7,221,000	7,213,203
2.65% 5/17/21	1,149,000	1,165,149
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 2.0688% 4/5/23 (a)(b)(c)	3,329,000	3,327,286
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.1936% 9/15/21 (b)(c)	5,404,000	5,405,677
		17,111,315
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	685,000	701,208
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	3,205,000	3,221,141
2.625% 7/1/22	1,180,000	1,194,760
3.5% 1/15/22	6,047,000	6,216,642
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	6,244,416
		16,876,959

TOTAL INDUSTRIALS		62,242,908

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 1.2%
Amphenol Corp. 2.2% 4/1/20	8,852,000	8,855,610
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	5,000,000	5,150,281
5.45% 6/15/23 (a)	11,809,000	12,997,394
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.3415% 6/5/20 (b)(c)	1,374,000	1,375,244
		28,378,529
IT Services - 0.6%
IBM Corp. 2.8% 5/13/21	6,539,000	6,664,375
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,093,071
4.25% 6/9/23	6,026,000	6,476,119
		14,233,565
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. 2.85% 3/12/20	848,000	848,240

TOTAL INFORMATION TECHNOLOGY		43,460,334

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,323,000	3,491,788
The Mosaic Co. 3.25% 11/15/22	6,937,000	7,213,192
		10,704,980
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,688,257
Real Estate Management & Development - 0.3%
Digital Realty Trust LP 2.75% 2/1/23	2,177,000	2,241,191
Washington Prime Group LP 3.85% 4/1/20	4,788,000	4,788,000
		7,029,191

TOTAL REAL ESTATE		9,717,448

UTILITIES - 3.8%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 2.15% 11/13/20	3,596,000	3,611,203
Duke Energy Corp. 1.8% 9/1/21	1,695,000	1,704,342
Edison International 2.125% 4/15/20	7,039,000	7,039,582
Eversource Energy 2.5% 3/15/21	3,618,000	3,645,919
Exelon Corp.:
2.85% 6/15/20	8,177,000	8,196,435
3.497% 6/1/22 (b)	10,129,000	10,511,803
FirstEnergy Corp. 2.05% 3/1/25	2,724,000	2,761,938
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (b)(c)	9,881,000	9,867,759
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,709,070
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (b)(c)	1,572,000	1,572,761
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	1,137,000	1,170,135
Virginia Electric & Power Co. 2.75% 3/15/23	616,000	636,566
		54,427,513
Gas Utilities - 0.4%
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	1,019,819
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.4373% 3/12/20 (b)(c)	8,248,000	8,248,562
		9,268,381
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	738,000	749,546
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	1,167,000	1,174,815
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	1,052,231
Dominion Energy, Inc. 2.715% 8/15/21	3,638,000	3,696,106
DTE Energy Co. 2.25% 11/1/22	5,000,000	5,083,510
NiSource, Inc.:
2.65% 11/17/22	4,381,000	4,484,236
3.65% 6/15/23	1,661,000	1,754,299
WEC Energy Group, Inc.:
3.1% 3/8/22	3,841,000	3,962,884
3.375% 6/15/21	6,407,000	6,553,145
		27,761,226

TOTAL UTILITIES		92,206,666

TOTAL NONCONVERTIBLE BONDS
(Cost $1,393,016,041)		1,415,515,281

U.S. Treasury Obligations - 7.3%
U.S. Treasury Notes:
2.125% 3/31/24 (d)	$18,128,900	$19,008,435
2.375% 8/15/24	108,392,000	115,251,169
2.875% 11/30/25	37,000,000	40,903,789
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $169,120,213)		175,163,393

U.S. Government Agency - Mortgage Securities - 2.1%
Fannie Mae - 0.7%
3% 12/1/31	769,990	798,772
3.5% 9/1/29	453,225	479,520
4.5% 3/1/39 to 9/1/49	12,857,185	13,985,552
5.5% 11/1/34	2,022,537	2,301,540
7.5% 11/1/31	401	472

TOTAL FANNIE MAE		17,565,856

Freddie Mac - 1.2%
2.5% 11/1/28	12,907,883	13,275,932
3% 5/1/29	13,917,288	14,443,629
4% 4/1/26	355,204	373,846
5% 4/1/20	14	14
8.5% 5/1/26 to 7/1/28	30,379	34,581

TOTAL FREDDIE MAC		28,128,002

Ginnie Mae - 0.2%
7% to 7% 1/15/25 to 8/15/32	217,149	247,295
4.5% 6/20/48	4,374,693	4,638,301

TOTAL GINNIE MAE		4,885,596

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $49,806,077)		50,579,454

Asset-Backed Securities - 18.8%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured) (e)	$246,686	$249,567
Ally Auto Receivables Trust:
Series 2019-2 Class A2, 2.34% 6/15/22	3,745,907	3,760,299
Series 2019-4 Class A2, 1.93% 10/17/22	3,545,000	3,561,167
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	6,159,000	6,227,553
Series 2018-2 Class A, 3.29% 5/15/23	7,008,000	7,161,386
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	2,250,042	2,257,320
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	5,565,000	5,683,013
Series 2018-6 Class A, 3.06% 2/15/24	5,404,000	5,536,317
Series 2019-1 Class A, 2.87% 10/15/24	1,996,000	2,062,787
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	4,044,000	4,120,804
Series 2019-3 Class A2A, 2.17% 1/18/23	3,995,000	4,015,189
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	1,426,000	1,429,060
Series 2018-A1 Class A1, 2.7% 7/17/23	7,001,000	7,093,319
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,666,000	2,699,628
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	1,302,261	1,309,109
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	5,098,000	5,204,273
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	2,919	2,919
Series 2019-1 Class A3, 2.84% 11/22/21	3,380,000	3,417,845
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	446,486	446,716
Series 2018-1A Class A3, 3% 11/19/21 (a)	2,999,972	3,015,972
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	4,043,000	4,120,362
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	3,294,489	3,311,696
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,406,000	6,600,728
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	760,789	760,597
Series 2017-3 Class A3, 1.97% 4/15/22	274,757	275,343
Series 2017-4 Class A3, 2.11% 10/17/22	1,734,498	1,739,470
Series 2018-2 Class A3, 2.98% 1/17/23	3,027,000	3,074,234
Series 2018-4 Class A3, 3.36% 9/15/23	3,260,000	3,355,766
Series 2019-1 Class A3, 3.05% 3/15/24	3,955,000	4,065,181
Series 2019-4 Class A2A, 2.01% 3/15/23	1,421,000	1,428,956
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	503,000	504,694
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	1,445,882	1,448,953
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 1.9983% 11/15/29 (a)(b)(c)	395,924	395,885
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	414,302	420,644
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,457,735	2,520,049
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	3,663,846	3,749,171
Citibank Credit Card Issuance Trust:
Series 2017-A8 Class A8, 1.86% 8/8/22	1,539,000	1,541,809
Series 2018-A1 Class A1, 2.49% 1/20/23	7,052,000	7,118,287
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	4,768,260	4,845,067
Series 2019-C Class A2, 1.99% 3/15/23	1,454,000	1,461,156
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,119,365	2,140,358
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	6,010,000	6,031,624
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	1,466,215	1,477,006
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	2,975,820	3,007,482
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	5,265,922	5,311,005
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	894,560	901,962
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	4,553,296	4,586,992
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.1268% 7/25/34 (b)(c)	129,848	121,968
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	344,244	344,450
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,733,000	1,748,772
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	2,242,000	2,280,826
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	4,052,525	4,078,039
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	4,688,000	4,705,548
Class A3, 1.91% 10/22/24 (a)	1,891,000	1,915,234
Discover Card Master Trust:
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,512,433
Series 2018-A5 Class A5, 3.32% 3/15/24	6,475,000	6,677,008
Series 2019-A1 Class A1, 3.04% 7/15/24	4,676,000	4,834,386
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 1.9285% 12/15/23 (b)(c)	7,052,000	7,059,321
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	2,611,030	2,616,406
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,936,865	3,981,058
Series 2019-DA1 Class A2, 2.79% 11/22/21 (a)	3,431,913	3,447,560
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	4,064,883	4,083,716
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	4,652,000	4,676,000
Class A3, 2.08% 2/21/23 (a)	1,808,000	1,830,621
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	2,758,039	2,762,912
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	2,426,539	2,436,115
Series 2019-4A Class A, 2.17% 5/15/23 (a)	3,478,633	3,490,956
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	309,549	309,717
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	509,852	510,135
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	3,134,481	3,188,505
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	6,000,000	6,047,822
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	1,206,746	1,207,691
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	3,878,000	3,895,658
Series 2020-A Class A3, 1.85% 3/15/23	2,173,000	2,193,353
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	7,622,000	7,648,034
Series 2017-A Class A3, 1.67% 6/15/21	674,297	674,404
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	12,114,000	12,166,322
Series 2017-2 Class A1, 2.16% 9/15/22	5,790,000	5,812,822
Series 2018-1 Class A1, 2.95% 5/15/23	5,629,000	5,730,885
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	2,863,000	2,898,179
Series 2019-2 Class A3, 2.67% 3/21/22	1,678,000	1,700,191
GM Financial Consumer Automobile Receivables Trust:
Series 2017-2A Class A3, 1.86% 12/16/21 (a)	451,646	452,102
Series 2020-1 Class A2, 1.83% 1/17/23	4,957,000	4,979,415
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	3,388,000	3,455,352
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	425,089	427,119
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	5,334,000	5,433,506
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.3268% 6/25/34 (b)(c)	10,836	10,785
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	742,755	743,139
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (a)	4,475,000	4,487,878
Hyundai Auto Lease Securitization Trust Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	6,000,000	6,033,482
Class A3, 1.95% 7/17/23 (a)	3,019,000	3,053,890
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	723,000	728,620
Series 2019-B Class A3, 1.94% 2/15/24	3,398,000	3,448,844
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	3,620,852	3,643,449
Series 2019-B Class A2, 2.28% 5/16/22	4,586,000	4,609,156
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	7,017,000	7,133,375
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,975,000	1,993,510
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,257,823	1,266,530
Series 2020-1A Class A, 2.24% 3/15/30 (a)	960,000	964,336
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	248,153	248,385
Series 2019-A Class A3, 3.1% 11/15/21	2,950,000	2,984,948
Series 2019-B Class A3, 2% 10/17/22	2,637,000	2,662,787
Series 2020-A Class A3, 1.84% 12/15/22	2,812,000	2,833,452
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 1.9183% 5/16/22 (a)(b)(c)	6,042,000	6,043,932
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	3,244,000	3,263,932
Class A3, 2.01% 12/12/24 (a)	3,817,000	3,878,146
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(c)	5,292,000	5,302,174
Nissan Master Owner Trust Receivables Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.0883% 4/18/22 (b)(c)	3,000,000	3,000,900
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (b)(c)	423,368	425,411
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	430,450	431,302
Series 2019-4A Class A, 2.48% 2/17/26 (a)	613,168	616,198
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	3,770,000	3,858,359
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	892,307	892,661
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,530,314	3,540,752
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	4,558,791	4,596,912
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	4,731,000	4,756,957
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	714,462	714,932
Series 2018-2A Class A3 3.325% 8/25/22 (a)	6,398,000	6,495,035
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	3,173,000	3,222,828
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.4436% 12/15/25 (a)(b)(c)	5,568,784	5,579,632
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	3,733,781	3,768,946
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	144,982	142,232
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	6,000,000	6,058,388
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,651,117	2,800,516
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	724,000	732,181
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	685,631	687,027
Series 2019-1A Class A, 3.48% 3/15/25 (a)	350,418	351,624
Series 2019-2A Class A, 2.77% 10/15/25 (a)	1,695,605	1,703,785
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	21,979	21,979
Verizon Owner Trust:
Series 2017-1A Class A, 2.06% 9/20/21 (a)	707,422	707,833
Series 2017-2A Class A, 1.92% 12/20/21 (a)	212,780	212,885
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	3,468,249	3,474,145
Series 2018-A Class A1A, 3.23% 4/20/23	6,380,000	6,519,905
Series 2020-A:
Class A1A, 1.85% 7/22/24	5,529,000	5,604,696
Class B, 1.98% 7/22/24	5,573,000	5,667,265
Class C, 2.06% 7/22/24	2,175,000	2,211,819
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	3,316,000	3,370,422
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,611,000	2,672,613
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,671,000	2,705,237
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.1783% 7/17/23 (a)(b)(c)	6,866,000	6,887,103
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	2,742,148	2,761,894
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	6,091	6,092
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,606,000	2,659,268
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	6,039,000	6,070,370
TOTAL ASSET-BACKED SECURITIES
(Cost $447,774,097)		452,048,115

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 1.1%
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	315,500	319,014
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (a)(b)(c)	1,905,362	1,904,423
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	2,529,813	2,528,361
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	1,398,920	1,400,406
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	5,157,000	5,243,725
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	4,623	4,704
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	1,091,956	1,088,983
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	7,167,150	7,167,415
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	985,000	986,429
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,162,207	1,189,446
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	2,422	2,375
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	4,895,120	4,899,256

TOTAL PRIVATE SPONSOR		26,734,537

U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.9268% 5/25/45 (b)(c)	1,024,708	1,024,636
sequential payer Series 2001-40 Class Z, 6% 8/25/31	110,141	125,122
Series 2016-27:
Class HK, 3% 1/25/41	952,280	1,006,715
Class KG, 3% 1/25/40	461,662	489,359
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.9768% 7/25/46 (b)(c)	1,179,414	1,182,641
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	354,543	356,165
Series 2015-4437 Class DE, 2% 10/15/32	370,527	372,299
Series 3949 Class MK, 4.5% 10/15/34	558,296	603,432
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	148,925	149,117

TOTAL U.S. GOVERNMENT AGENCY		5,309,486

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,870,834)		32,044,023

Commercial Mortgage Securities - 6.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(g)	1,151	1
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,589,793
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	801,121	799,779
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(g)(h)	4,306,301	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	2,129,784	2,209,383
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	2,605,000	2,606,204
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 2.5585% 11/15/35 (a)(b)(c)	4,617,200	4,615,808
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	2,450,000	2,448,520
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	5,683,678	5,709,103
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	1,128,000	1,127,293
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.4485% 7/15/32 (a)(b)(c)	4,902,074	4,902,069
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	4,319,000	4,316,976
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,480,000	2,594,521
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,239,368
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,496,296	1,560,184
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,593,000	2,747,027
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,041,206	4,145,885
Series 2013-CR11 Class ASB, 3.66% 8/10/50	1,945,795	2,019,559
Series 2014-CR18 Class ASB, 3.452% 7/15/47	2,180,184	2,245,863
Series 2012-CR4 Class ASB, 2.436% 10/15/45	411,932	416,865
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,970,939	1,996,135
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	5,242,000	5,241,994
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,726,248
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	501,171	501,898
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.4085% 7/15/32 (a)(b)(c)	1,279,000	1,279,396
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,774,000	1,817,288
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,834,000	8,233,186
Class A3, 3.482% 1/10/45	3,035,536	3,108,798
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	4,048,426
Class A4, 3.377% 5/10/45	6,781,716	6,913,094
Series 2014-GC18 Class AAB, 3.648% 1/10/47	44,218	45,899
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,889,423	7,143,878
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,566,161
Series 2016-GS4 Class A1, 1.731% 11/10/49	246,934	246,966
Series 2017-GS8 Class A1, 2.222% 11/10/50	874,537	882,602
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	2,187,357	2,278,764
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	5,003,848	4,998,532
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,664,071
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,567,264
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 9/15/29 (a)(b)(c)	2,243,000	2,243,694
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	2,023,146
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,979,374	2,015,914
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,063,713	1,065,773
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	4,254,000	4,243,321
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,461,494
Series 2011-C3 Class AJ, 5.2445% 7/15/49 (a)(b)	2,610,000	2,718,742
Series 2016-BNK2 Class A1, 1.424% 11/15/49	571,122	570,462
Series 2019-H7 Class A1, 2.327% 7/15/52	2,630,908	2,684,494
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	1,220,025	1,220,403
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	4,058,761	4,101,651
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	2,917,196	2,963,521
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,785,492
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	352,219	351,961
Series 2016-LC25 Class A1, 1.795% 12/15/59	218,610	218,417
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (a)(b)(c)	4,303,563	4,306,705
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	357,545	364,144
Series 2013-C14 Class ASB, 2.977% 6/15/46	655,028	666,115
Series 2013-C16 Class ASB, 3.963% 9/15/46	747,582	778,557
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,368,201	1,425,068
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $156,535,331)		157,763,875

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $7,584,373)	7,565,000	7,729,236

Bank Notes - 3.2%
BBVA U.S.A.:
2.875% 6/29/22	$1,344,000	$1,383,737
3.5% 6/11/21	4,129,000	4,232,666
Citibank NA:
2.844% 5/20/22 (b)	6,231,000	6,319,194
3.165% 2/19/22 (b)	1,642,000	1,666,037
Discover Bank:
3.1% 6/4/20	591,000	592,255
3.35% 2/6/23	5,000,000	5,243,615
First Republic Bank 1.912% 2/12/24 (b)	2,271,000	2,301,817
KeyBank NA 3.3% 2/1/22	1,402,000	1,450,454
PNC Bank NA 2.45% 11/5/20	6,026,000	6,064,587
RBS Citizens NA:
2.25% 3/2/20	1,231,000	1,231,000
2.25% 10/30/20	5,661,000	5,674,586
2.55% 5/13/21	3,720,000	3,769,584
3.25% 2/14/22	1,028,000	1,060,361
Regions Bank 2.75% 4/1/21	5,498,000	5,562,374
SunTrust Banks, Inc.:
2.8% 5/17/22	5,937,000	6,095,108
3.502% 8/2/22 (b)	4,421,000	4,540,880
Svenska Handelsbanken AB 3.35% 5/24/21	9,244,000	9,470,762
Synchrony Bank 3.65% 5/24/21	2,999,000	3,072,867
Wells Fargo Bank NA 2.897% 5/27/22 (b)	7,000,000	7,115,423
TOTAL BANK NOTES
(Cost $75,682,413)		76,847,307

Commercial Paper - 1.2%
CommonSpirit Health:
2% 3/25/20	4,000,000	3,995,548
2% 5/6/20	9,000,000	8,974,517
The Boeing Co.:
2.02% 5/14/20	5,000,000	4,981,496
2.02% 5/21/20	6,000,000	5,975,501
TransCanada PipeLines Ltd. 1.78% 5/20/20	6,000,000	5,975,332
TOTAL COMMERCIAL PAPER
(Cost $29,889,903)		29,902,394
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund 1.60% (i)
(Cost $4,361,262)	4,360,390	4,361,262
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,365,640,544)		2,401,954,340
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,909,634
NET ASSETS - 100%		$2,407,863,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	813	June 2020	$177,500,766	$1,656,166	$1,656,166

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,443,889 or 23.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $465,587.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123,065
Total	$123,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,415,515,281	$--	$1,415,515,281	$--
U.S. Government and Government Agency Obligations	175,163,393	--	175,163,393	--
U.S. Government Agency - Mortgage Securities	50,579,454	--	50,579,454	--
Asset-Backed Securities	452,048,115	--	452,048,115	--
Collateralized Mortgage Obligations	32,044,023	--	32,044,023	--
Commercial Mortgage Securities	157,763,875	--	157,763,875	--
Municipal Securities	7,729,236	--	7,729,236	--
Bank Notes	76,847,307	--	76,847,307	--
Commercial Paper	29,902,394	--	29,902,394	--
Money Market Funds	4,361,262	4,361,262	--	--
Total Investments in Securities:	$2,401,954,340	$4,361,262	$2,397,593,078	$--
Derivative Instruments:
Assets
Futures Contracts	$1,656,166	$1,656,166	$--	$--
Total Assets	$1,656,166	$1,656,166	$--	$--
Total Derivative Instruments:	$1,656,166	$1,656,166	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$1,656,166	$0
Total Interest Rate Risk	1,656,166	0
Total Value of Derivatives	$1,656,166	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
United Kingdom	4.9%
Canada	2.1%
Luxembourg	1.4%
Japan	1.4%
Netherlands	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,361,279,282)	$2,397,593,078
Fidelity Central Funds (cost $4,361,262)	4,361,262
Total Investment in Securities (cost $2,365,640,544)		$2,401,954,340
Cash		1,623,779
Receivable for fund shares sold		369,798
Interest receivable		12,412,729
Distributions receivable from Fidelity Central Funds		16,007
Receivable for daily variation margin on futures contracts		635,154
Total assets		2,417,011,807
Liabilities
Payable for investments purchased	$4,559,056
Payable for fund shares redeemed	4,572,217
Other payables and accrued expenses	16,560
Total liabilities		9,147,833
Net Assets		$2,407,863,974
Net Assets consist of:
Paid in capital		$2,376,375,768
Total accumulated earnings (loss)		31,488,206
Net Assets		$2,407,863,974
Net Asset Value, offering price and redemption price per share ($2,407,863,974 ÷ 236,628,569 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$28,985,759
Income from Fidelity Central Funds		123,065
Total income		29,108,824
Expenses
Custodian fees and expenses	$18,831
Independent trustees' fees and expenses	3,405
Commitment fees	2,414
Total expenses before reductions	24,650
Expense reductions	(2,706)
Total expenses after reductions		21,944
Net investment income (loss)		29,086,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,521,000
Futures contracts	(364,051)
Total net realized gain (loss)		4,156,949
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,513,142
Futures contracts	1,584,305
Total change in net unrealized appreciation (depreciation)		16,097,447
Net gain (loss)		20,254,396
Net increase (decrease) in net assets resulting from operations		$49,341,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,086,880	$51,541,330
Net realized gain (loss)	4,156,949	(2,543,884)
Change in net unrealized appreciation (depreciation)	16,097,447	43,670,442
Net increase (decrease) in net assets resulting from operations	49,341,276	92,667,888
Distributions to shareholders	(29,337,447)	(52,482,070)
Share transactions
Proceeds from sales of shares	1,081,420,302	477,539,576
Reinvestment of distributions	28,715,738	52,482,070
Cost of shares redeemed	(592,337,201)	(813,538,504)
Net increase (decrease) in net assets resulting from share transactions	517,798,839	(283,516,858)
Total increase (decrease) in net assets	537,802,668	(243,331,040)
Net Assets
Beginning of period	1,870,061,306	2,113,392,346
End of period	$2,407,863,974	$1,870,061,306
Other Information
Shares
Sold	107,265,947	47,809,329
Issued in reinvestment of distributions	2,841,122	5,278,353
Redeemed	(58,741,136)	(81,838,297)
Net increase (decrease)	51,365,933	(28,750,615)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Short-Term Credit Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$9.88	$10.01	$10.03	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.134	.272	.214	.131	.114	.052
Net realized and unrealized gain (loss)	.091	.216	(.133)	(.013)	.081	(.051)
Total from investment operations	.225	.488	.081	.118	.195	.001
Distributions from net investment income	(.135)	(.278)	(.211)	(.131)	(.108)	(.051)
Distributions from net realized gain	–	–	–	(.007)	(.007)	–
Total distributions	(.135)	(.278)	(.211)	(.138)	(.115)	(.051)
Net asset value, end of period	$10.18	$10.09	$9.88	$10.01	$10.03	$9.95
Total ReturnC,D	2.25%	5.02%	.82%	1.19%	1.98%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	.34%	.45%	.45%G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	.34%	.45%	.45%G
Expenses net of all reductions	- %G,H	- %H	- %H	.34%	.45%	.45%G
Net investment income (loss)	2.67%G	2.74%	2.16%	1.32%	1.15%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,407,864	$1,870,061	$2,113,392	$2,113,689	$1,022,609	$768,418
Portfolio turnover rateI	70%G,J	67%	52%K	70%	112%	63%J,L

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,580,378
Gross unrealized depreciation	(601,869)
Net unrealized appreciation (depreciation)	$38,978,509
Tax cost	$2,364,631,997

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,028,527)
Long-term	(6,760,940)
Total capital loss carryforward	$(11,789,467)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	405,596,070	410,419,430

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest and cash valued at $596,428,696 in exchange for 59,169,513 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Short-Term Credit Fund	$2,414

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,706.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,022.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represent less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SS1-SANN-0420
1.9863240.104

Fidelity® Series Government Money Market Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 29, 2020

Days	% of fund's investments 2/29/20
1 - 7	66.2
8 - 30	17.2
31 - 60	4.3
61 - 90	4.4
91 - 180	6.2
> 180	1.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 29, 2020
U.S. Treasury Debt	7.4%
U.S. Government Agency Debt	29.3%
Repurchase Agreements	48.1%
Net Other Assets (Liabilities)	15.2%

Current 7-Day Yields

2/29/20
Fidelity® Series Government Money Market Fund	1.64%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 7.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bills
3/12/20 to 8/13/20	1.56 to 1.89 (b)%	$399,530,000	$398,586,897
U.S. Treasury Notes
3/31/20 to 10/31/21	1.54 to 1.91 (c)	440,000,000	440,906,987
TOTAL U.S. TREASURY DEBT
(Cost $839,493,884)			839,493,884

U.S. Government Agency Debt - 29.3%
Federal Agencies - 29.3%
Fannie Mae
4/30/20 to 1/29/21	1.62 to 1.68 (c)(d)	71,000,000	71,000,000
Federal Farm Credit Bank
4/17/20 to 3/3/21	1.47 to 1.69 (c)	39,000,000	38,998,961
Federal Home Loan Bank
3/2/20 to 2/10/22	1.40 to 1.94 (c)	2,999,200,000	2,997,922,880
Freddie Mac
3/3/20 to 2/5/21	1.60 to 1.62 (c)(d)	205,000,000	204,996,025
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,312,917,866)			3,312,917,866

U.S. Government Agency Repurchase Agreement - 17.9%
	Maturity Amount	Value
In a joint trading account at 1.61% dated 2/28/20 due 3/2/20 (Collateralized by (U.S. Government Obligations) #	$799,905,086	$799,798,000
With:
Barclays Bank PLC at 1.6%, dated:
2/24/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $15,304,761, 4.00%, 1/20/49)	15,004,667	15,000,000
2/25/20 due 3/3/20 (Collateralized by U.S. Government Obligations valued at $26,527,073, 4.00%, 1/20/49)	26,008,089	26,000,000
2/26/20 due 3/4/20 (Collateralized by U.S. Government Obligations valued at $21,424,760, 4.00%, 1/20/49)	21,006,533	21,000,000
BMO Capital Markets Corp. at 1.6%, dated 2/28/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $8,161,089, 4.00%, 10/20/49)	8,002,489	8,000,000
BMO Harris Bank NA at:
1.6%, dated:
1/31/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $10,214,054, 3.00%, 10/1/49)	10,013,778	10,000,000
2/11/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $5,104,534, 3.00%, 10/1/49)	5,006,444	5,000,000
1.61%, dated 1/31/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $2,062,857, 2.38%, 11/20/69)	2,002,773	2,000,000
1.63%, dated 12/18/19 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $2,046,928, 3.00%, 10/1/49)	2,008,059	2,000,000
BNP Paribas, SA at:
1.58%, dated 2/28/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $7,199,971, 0.00% - 6.63%, 5/15/21 - 10/15/58)	7,009,524	7,000,000
1.59%, dated:
1/2/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $8,233,774, 0.00% - 6.50%, 2/22/29 - 4/1/49)	8,021,200	8,000,000
3/2/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $13,365,305, 1.625% - 3.75%, 8/31/20 - 5/15/48)	13,004,019	13,000,000
1.61%, dated:
2/18/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $10,304,506, 0.00% - 5.57%, 11/15/22 - 5/15/49)	10,013,417	10,000,000
2/19/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $8,224,969, 0.00% - 6.00%, 3/23/28 - 6/20/49)	8,010,733	8,000,000
2/24/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $10,271,241, 0.00% - 4.50%, 8/15/21 - 9/1/49)	10,012,969	10,000,000
2/28/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $7,141,011, 0.13% - 2.50%, 4/15/21 - 2/20/50)	7,006,261	7,000,000
1.64%, dated 1/31/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $5,154,371, 0.00% - 8.00%, 2/22/29 - 5/20/48)	5,007,061	5,000,000
BofA Securities, Inc. at 1.61%, dated:
2/3/20 due 3/4/20 (Collateralized by U.S. Treasury Obligations valued at $21,447,343, 0.00%, 3/4/20 - 7/15/32)	21,028,175	21,000,000
2/7/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $41,865,171, 0.00%, 5/27/20)	41,051,341	41,000,000
CIBC Bank U.S.A. at:
1.6%, dated 2/14/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $10,207,707, 4.00%, 10/1/47)	10,009,333	10,000,000
1.77%, dated 10/16/19 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $4,107,683, 4.00% - 4.50%, 6/1/44 - 2/1/57)	4,029,107	4,000,000
Citibank NA at:
1.6%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $5,117,487, 0.00% - 6.75%, 5/8/20 - 9/15/65)	5,001,556	5,000,000
1.61%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $23,499,927, 0.00% - 6.63%, 5/1/20 - 11/15/45)	23,007,200	23,000,000
Deutsche Bank AG, New York at 1.62%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $10,301,391, 3.75%, 11/15/46)	10,001,350	10,000,000
Goldman Sachs & Co. at 1.6%, dated:
2/24/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $46,934,597, 2.59% - 5.00%, 7/1/25 - 6/1/49)	46,014,311	46,000,000
2/26/20 due 3/4/20 (Collateralized by U.S. Government Obligations valued at $105,083,347, 3.00% - 6.50%, 5/1/21 - 10/15/54)	103,032,044	103,000,000
2/27/20 due 3/5/20 (Collateralized by U.S. Government Obligations valued at $62,231,062, 2.00% - 7.50%, 4/1/26 - 12/20/49)	61,018,978	61,000,000
2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $62,228,296, 4.00% - 6.50%, 12/1/24 - 10/1/49)	61,008,133	61,000,000
HSBC Securities, Inc. at:
1.6%, dated 2/28/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $20,402,721, 2.50% - 4.50%, 8/1/45 - 12/20/49)	20,006,222	20,000,000
1.61%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Government Obligations valued at $15,304,106, 3.50% - 4.50%, 7/1/47 - 12/1/49)	15,004,696	15,000,000
ING Financial Markets LLC at:
1.63%, dated 2/5/20 due 3/12/20 (Collateralized by U.S. Government Obligations valued at $4,084,803, 4.50%, 1/20/49)	4,006,520	4,000,000
1.64%, dated 1/10/20 due:4/9/20:
(Collateralized by U.S. Government Obligations valued at $13,291,412, 3.50%, 8/1/49)	13,053,300	13,000,000
(Collateralized by Mortgage Loan Obligations valued at $10,224,163, 3.50% - 3.53%, 10/20/41 - 8/1/49)	10,041,000	10,000,000
4/13/20 (Collateralized by U.S. Government Obligations valued at $14,313,828, 3.50%, 8/1/49)	14,059,951	14,000,000
1/21/20 due 4/16/20 (Collateralized by U.S. Government Obligations valued at $6,131,431, 3.00% - 3.50%, 5/20/43 - 8/20/45)	6,023,507	6,000,000
1/27/20 due 4/27/20 (Collateralized by U.S. Government Obligations valued at $6,129,758, 3.00%, 5/20/45)	6,024,873	6,000,000
2/25/20 due 3/27/20 (Collateralized by U.S. Government Obligations valued at $5,101,394, 4.00% - 5.00%, 4/20/48 - 5/20/49)	5,007,061	5,000,000
1.65%, dated:
1/30/20 due 4/29/20 (Collateralized by U.S. Government Obligations valued at $4,085,984, 4.50% - 5.00%, 5/1/41 - 1/20/49)	4,016,500	4,000,000
2/14/20 due 4/29/20 (Collateralized by Mortgage Loan Obligations valued at $10,207,948, 3.53%, 10/20/41)	10,034,375	10,000,000
J.P. Morgan Securities, LLC at:
1.6%, dated:
2/24/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $12,243,876, 3.00%, 12/1/49)	12,003,733	12,000,000
2/28/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $15,302,040, 2.50% - 7.00%, 5/1/32 - 6/1/49)	15,004,667	15,000,000
1.61%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Government Obligations valued at $8,162,190, 2.50% - 4.50%, 1/1/35 - 10/1/48)	8,002,504	8,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.65%, dated:
1/31/20 due 4/2/20 (Collateralized by U.S. Government Obligations valued at $13,278,840, 3.00% - 4.50%, 2/1/30 - 10/1/49)	13,036,942	13,000,000
2/6/20 due 4/6/20 (Collateralized by U.S. Government Obligations valued at $13,275,194, 2.50% - 4.00%, 12/1/28 - 2/1/50)	13,035,750	13,000,000
2/24/20 due 4/24/20 (Collateralized by U.S. Government Obligations valued at $10,203,273, 2.92% - 3.49%, 1/1/31 - 8/1/42)	10,027,500	10,000,000
2/26/20 due:
4/27/20 (Collateralized by U.S. Government Obligations valued at $11,222,572, 3.00% - 4.50%, 4/1/33 - 9/1/49)	11,030,754	11,000,000
4/28/20 (Collateralized by U.S. Government Obligations valued at $17,343,974, 2.54% - 4.00%, 1/1/30 - 1/1/50)	17,048,308	17,000,000
2/27/20 due 4/29/20 (Collateralized by U.S. Government Obligations valued at $14,282,618, 2.50% - 4.00%, 2/1/35 - 5/1/49)	14,039,783	14,000,000
Morgan Stanley & Co., LLC at 1.6%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations valued at $81,610,929, 0.00% - 8.50%, 4/7/20 - 2/1/50)	80,010,667	80,000,000
MUFG Securities (Canada), Ltd. at 1.65%, dated:
1/31/20 due 4/2/20 (Collateralized by U.S. Government Obligations valued at $11,235,942, 3.00%, 2/1/50)	11,031,258	11,000,000
2/26/20 due 4/27/20 (Collateralized by U.S. Government Obligations valued at $10,202,338, 3.00%, 1/1/50)	10,027,958	10,000,000
Nomura Securities International, Inc. at 1.61%, dated:
2/25/20 due 3/3/20 (Collateralized by U.S. Government Obligations valued at $22,446,022, 2.85% - 7.50%, 1/1/23 - 2/20/50)	22,006,887	22,000,000
2/27/20 due 3/5/20 (Collateralized by U.S. Government Obligations valued at $58,150,401, 1.63% - 6.63%, 1/7/25 - 1/20/50)	57,017,844	57,000,000
RBC Financial Group at:
1.58%, dated 2/28/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $86,711,416, 3.00% - 4.00%, 6/1/29 - 11/1/49)	85,052,228	85,000,000
1.61%, dated 2/14/20 due 3/6/20 (Collateralized by U.S. Government Obligations valued at $85,745,141, 2.50% - 5.00%, 1/20/42 - 1/1/50)	84,093,917	84,000,000
Societe Generale at:
1.61%, dated 2/27/20 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $12,348,609, 0.00% - 7.25%, 7/31/21 - 1/1/49)	12,003,757	12,000,000
1.63%, dated:
2/6/20 due 3/9/20 (Collateralized by U.S. Treasury Obligations valued at $10,311,737, 0.00% - 4.00%, 1/15/25 - 1/1/49)	10,014,489	10,000,000
2/7/20 due 3/16/20 (Collateralized by U.S. Treasury Obligations valued at $21,606,054, 0.00% - 8.00%, 4/15/20 - 8/1/48)	21,036,132	21,000,000
TD Securities (U.S.A.) at 1.61%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Government Obligations valued at $38,770,401, 4.00%, 3/1/49)	38,011,896	38,000,000
Wells Fargo Securities, LLC at 1.61%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Government Obligations valued at $31,628,485, 3.50%, 12/1/49)	31,009,705	31,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,022,798,000)		2,022,798,000

U.S. Treasury Repurchase Agreement - 30.2%
With:
Barclays Bank PLC at:
1.58%, dated 2/10/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,397,913, 1.88%, 9/30/22)	19,025,017	19,000,000
1.59%, dated 2/24/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,182,902, 1.88%, 9/30/22)	9,011,925	9,000,000
BMO Harris Bank NA at:
1.59%, dated 2/14/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,254,085, 3.13%, 5/15/21)	9,012,720	9,000,000
1.6%, dated 2/10/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $7,257,070, 2.50%, 5/15/24)	7,028,311	7,000,000
BNP Paribas, SA at:
1.57%, dated:
1/3/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $18,574,719, 1.65% - 6.00%, 4/30/21 - 8/15/46)	18,047,100	18,000,000
1/6/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $6,135,093, 1.66% - 4.63%, 1/31/22 - 2/15/40)	6,015,700	6,000,000
1/13/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $15,436,872, 0.00% - 7.50%, 4/14/20 - 8/15/46)	15,039,250	15,000,000
1/14/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $8,177,236, 1.63% - 6.13%, 1/31/22 - 8/15/46)	8,021,631	8,000,000
1.58%, dated 1/10/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,201,051, 1.13% - 6.00%, 8/31/21 - 5/15/48)	9,023,700	9,000,000
1.6%, dated:
2/18/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,185,354, 1.63% - 4.63%, 4/30/21 - 8/15/46)	9,012,000	9,000,000
2/19/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,185,002, 1.66% - 4.63%, 8/15/21 - 11/15/49)	9,012,000	9,000,000
2/21/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,388,652, 1.56% - 4.63%, 10/31/20 - 8/15/41)	19,026,178	19,000,000
2/24/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $53,056,577, 1.66% - 6.88%, 1/31/22 - 5/15/48)	52,067,022	52,000,000
2/25/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,182,498, 2.00% - 5.00%, 11/15/26 - 8/15/47)	9,009,200	9,000,000
2/26/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $18,364,828, 1.66% - 4.38%, 8/15/21 - 8/15/46)	18,017,600	18,000,000
2/28/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,753, 1.50% - 1.66%, 1/31/22 - 2/15/30)	5,004,444	5,000,000
1.61%, dated:
1/30/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $15,321,944, 0.00% - 5.25%, 4/14/20 - 11/15/44)	15,040,250	15,000,000
1/31/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $27,578,255, 1.75% - 6.13%, 11/30/21 - 8/15/46)	27,072,450	27,000,000
2/7/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $11,274,877, 1.63% - 7.63%, 4/30/21 - 5/15/48)	11,029,517	11,000,000
2/10/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $7,146,738, 1.54% - 4.63%, 4/30/20 - 11/15/44)	7,019,723	7,000,000
2/11/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,439,332, 0.00% - 7.50%, 4/14/20 - 8/15/45)	19,053,533	19,000,000
2/18/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $33,938,223, 1.65% - 4.63%, 4/30/21 - 5/15/48)	33,132,825	33,000,000
2/19/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,185,014, 1.66% - 5.50%, 10/31/21 - 5/15/42)	9,036,225	9,000,000
1.62%, dated:
12/11/19 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $14,335,395, 1.63% - 4.63%, 4/30/21 - 8/15/46)	14,056,700	14,000,000
12/13/19 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,544,295, 2.25% - 7.63%, 4/30/21 - 8/15/46)	19,076,950	19,000,000
12/24/19 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $14,324,362, 1.50% - 7.50%, 10/31/21 - 8/15/45)	14,056,700	14,000,000
BofA Securities, Inc. at 1.6%, dated 2/7/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,189,861, 2.25%, 7/31/21)	9,011,200	9,000,000
CIBC Bank U.S.A. at:
1.5%, dated 3/2/20 due 3/6/20(e)	2,002,500	2,000,000
1.59%, dated:
2/27/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,985, 2.13%, 3/31/24)	5,004,638	5,000,000
2/28/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,694, 1.75%, 12/31/20)	5,004,417	5,000,000
1.6%, dated:
1/30/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $14,300,813, 1.38% - 3.63%, 3/15/21 - 11/15/46)	14,030,489	14,000,000
1/31/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $24,513,787, 1.38% - 2.63%, 12/31/21 - 1/31/27)	24,051,200	24,000,000
Commerz Markets LLC at:
1.6%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $93,852,556, 1.25% - 1.63%, 6/30/21 - 7/31/23)	92,012,267	92,000,000
1.62%, dated 2/28/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $38,765,280, 2.38%, 4/30/26)	38,011,970	38,000,000
1.63%, dated:
2/25/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $38,770,618, 2.50%, 1/31/24)	38,012,044	38,000,000
2/26/20 due 3/4/20 (Collateralized by U.S. Treasury Obligations valued at $9,182,156, 1.25% - 2.75%, 8/15/21 - 3/31/25)	9,002,853	9,000,000
2/27/20 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $9,181,673, 1.13%, 8/31/21)	9,002,853	9,000,000
Credit AG at:
1.6%, dated 2/20/20 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $14,427,081, 3.13%, 8/15/44)	14,008,711	14,000,000
1.67%, dated 12/2/19 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $10,343,557, 3.13%, 8/15/44)	10,042,214	10,000,000
Credit Agricole CIB at:
1.6%, dated 2/27/20 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $28,777,959, 1.50% - 2.88%, 8/15/22 - 5/31/25)	28,008,711	28,000,000
1.61%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $55,404,948, 1.50% - 2.75%, 11/30/20 - 2/15/28)	54,007,245	54,000,000
Deutsche Bank AG, New York at 1.61%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $52,027,034, 1.75%, 6/15/22)	51,006,843	51,000,000
Deutsche Bank Securities, Inc. at 1.61%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $2,040,351, 2.25%, 3/31/20)	2,000,268	2,000,000
DNB Bank ASA at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $47,946,399, 1.50% - 2.63%, 5/31/24 - 8/15/26)	47,006,228	47,000,000
Fixed Income Clearing Corp. - BNYM at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $439,620,065, 1.38%, 2/15/23)	431,057,108	431,000,000
Fixed Income Clearing Corp. - SSB at 1.6%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $315,615,166, 2.75%, 4/30/23)	309,041,200	309,000,000
HSBC Securities, Inc. at 1.6%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $46,025,444, 2.63%, 12/31/23)	45,006,000	45,000,000
ING Financial Markets LLC at 1.6%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $42,796,061, 2.00%, 5/31/21)	42,005,600	42,000,000
J.P. Morgan Securities, LLC at 1.64%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $7,140,976, 0.00% - 2.25%, 4/14/20 - 11/15/27)	7,000,957	7,000,000
Lloyds Bank Corp. Markets PLC at:
1.61%, dated 2/13/20 due 3/16/20 (Collateralized by U.S. Treasury Obligations valued at $14,311,667, 1.25%, 10/31/21)	14,020,036	14,000,000
1.63%, dated:
1/8/20 due 4/9/20 (Collateralized by U.S. Treasury Obligations valued at $8,305,594, 1.38% - 1.75%, 3/31/22 - 9/30/23)	8,033,324	8,000,000
2/25/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $9,180,922, 1.88%, 4/30/22)	9,015,078	9,000,000
Lloyds Bank PLC at:
1.59%, dated 3/2/20 due 4/2/20(e)	18,024,645	18,000,000
1.63%, dated:
2/18/20 due 5/18/20 (Collateralized by U.S. Treasury Obligations valued at $9,215,004, 2.63%, 5/15/21)	9,036,675	9,000,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $7,152,638, 6.00%, 2/15/26)	7,028,525	7,000,000
2/21/20 due 5/21/20 (Collateralized by U.S. Treasury Obligations valued at $20,400,818, 1.63%, 9/30/26)	20,081,500	20,000,000
1.64%, dated 1/15/20 due 4/15/20 (Collateralized by U.S. Treasury Obligations valued at $9,208,865, 2.75%, 11/15/23)	9,037,310	9,000,000
1.68%, dated 12/11/19 due:
3/9/20 (Collateralized by U.S. Treasury Obligations valued at $8,196,813, 6.00%, 2/15/26)	8,033,227	8,000,000
3/12/20 (Collateralized by U.S. Treasury Obligations valued at $9,227,779, 6.00%, 2/15/26)	9,038,640	9,000,000
1.71%, dated:
12/5/19 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $6,174,839, 1.38%, 8/31/26)	6,025,935	6,000,000
12/16/19 due 3/16/20 (Collateralized by U.S. Treasury Obligations valued at $9,211,391, 1.75%, 11/30/21)	9,038,903	9,000,000
12/17/19 due 3/18/20 (Collateralized by U.S. Treasury Obligations valued at $9,229,814, 1.75%, 7/15/22)	9,039,330	9,000,000
12/20/19 due 3/20/20 (Collateralized by U.S. Treasury Obligations valued at $13,301,271, 1.50%, 8/15/26)	13,056,193	13,000,000
1.72%, dated 12/18/19 due 3/18/20 (Collateralized by U.S. Treasury Obligations valued at $9,225,343, 6.00%, 2/15/26)	9,039,130	9,000,000
Mizuho Bank, Ltd. at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $37,431,058, 2.38%, 5/15/29)	36,004,770	36,000,000
Mizuho Securities U.S.A., Inc. at 1.6%, dated 2/28/20 due 3/2/20
(Collateralized by U.S. Treasury Obligations valued at $110,131,697, 2.38%, 3/15/22)	108,014,400	108,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,183,348, 2.25%, 12/31/24)	9,001,200	9,000,000
MUFG Securities EMEA PLC at:
1.58%, dated 3/2/20 due 3/6/20(e)	14,006,232	14,000,000
1.59%, dated:
2/14/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $30,611,346, 2.38% - 2.88%, 7/31/20 - 8/15/24)	30,037,100	30,000,000
2/19/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $27,543,642, 2.00%, 12/31/21)	27,019,080	27,000,000
2/20/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $8,161,185, 1.50% - 2.63%, 10/31/21 - 6/30/23)	8,005,300	8,000,000
2/28/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $8,164,106, 2.50%, 1/31/21)	8,003,887	8,000,000
1.6%, dated:
2/5/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $7,147,736, 2.00%, 2/15/25)	7,014,622	7,000,000
2/21/20 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $28,565,513, 1.50% - 2.00%, 10/31/21 - 2/15/25)	28,016,178	28,000,000
2/27/20 due 3/6/20
(Collateralized by U.S. Treasury Obligations valued at $7,140,615, 2.63%, 3/31/25)	7,002,489	7,000,000
(Collateralized by U.S. Treasury Obligations valued at $23,455,630, 1.50% - 2.63%, 12/15/21 - 11/30/24)	23,012,267	23,000,000
(Collateralized by U.S. Treasury Obligations valued at $21,416,726, 2.13%, 5/15/25)	21,018,667	21,000,000
1.61%, dated 2/28/20 due 3/2/20
(Collateralized by U.S. Treasury Obligations valued at $65,896,165, 2.88% - 3.13%, 11/15/46 - 5/15/48)	64,008,587	64,000,000
(Collateralized by U.S. Treasury Obligations valued at $27,800,956, 2.25%, 8/15/46)	27,003,623	27,000,000
Nomura Securities International, Inc. at 1.6%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $138,757,123, 5.00%, 5/15/37)	136,042,311	136,000,000
Norinchukin Bank at:
1.56%, dated 2/27/20 due 5/28/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,307, 1.50%, 8/15/26)	5,019,717	5,000,000
1.64%, dated 2/25/20 due 5/26/20 (Collateralized by U.S. Treasury Obligations valued at $9,181,267, 1.50%, 8/15/26)	9,037,310	9,000,000
1.66%, dated:
2/18/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $3,061,512, 1.50%, 8/15/26)	3,012,588	3,000,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $5,102,146, 1.50%, 8/15/26)	5,020,750	5,000,000
2/21/20 due 5/22/20 (Collateralized by U.S. Treasury Obligations valued at $13,264,374, 1.50%, 8/15/26)	13,054,549	13,000,000
1.67%, dated 12/9/19 due 3/12/20 (Collateralized by U.S. Treasury Obligations valued at $9,214,581, 1.50%, 8/15/26)	9,039,245	9,000,000
1.68%, dated 12/5/19 due 3/5/20 (Collateralized by U.S. Treasury Obligations valued at $14,336,673, 2.00%, 11/15/26)	14,059,453	14,000,000
1.71%, dated:
12/16/19 due 3/16/20 (Collateralized by U.S. Treasury Obligations valued at $9,212,333, 1.50%, 8/15/26)	9,038,903	9,000,000
12/18/19 due 3/18/20 (Collateralized by U.S. Treasury Obligations valued at $9,211,407, 2.63%, 11/15/20)	9,038,903	9,000,000
RBC Dominion Securities at:
1.59%, dated:
2/11/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $9,188,857, 1.38% - 6.50%, 11/30/20 - 5/15/42)	9,011,925	9,000,000
2/13/20 due 3/6/20
(Collateralized by U.S. Treasury Obligations valued at $19,404,433, 1.50% - 6.50%, 6/30/21 - 2/15/45)	19,024,336	19,000,000
(Collateralized by U.S. Treasury Obligations valued at $13,365,305, 1.63% - 3.75%, 8/31/20 - 5/15/48)	13,016,077	13,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,277,455, 3.13% - 4.63%, 2/15/40 - 2/15/43)	9,010,733	9,000,000
2/18/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $28,576,449, 2.00% - 6.50%, 1/31/24 - 5/15/44)	28,017,313	28,000,000
1.61%, dated:
2/4/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,424,458, 1.50% - 6.50%, 11/30/21 - 5/15/46)	19,050,134	19,000,000
2/5/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,402,664, 1.38% - 6.50%, 1/31/21 - 2/15/47)	19,051,833	19,000,000
1.63%, dated 12/6/19 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $19,456,906, 1.38% - 6.50%, 10/31/20 - 8/15/49)	19,078,285	19,000,000
RBC Financial Group at 1.59%, dated 2/14/20 due 3/6/20 (Collateralized by U.S. Treasury Obligations valued at $27,698,937, 1.63% - 2.50%, 8/15/21 - 2/15/45)	27,029,813	27,000,000
RBS Securities, Inc. at 1.61%, dated 2/25/20 due 3/3/20 (Collateralized by U.S. Treasury Obligations valued at $9,182,553, 2.00%, 5/31/21)	9,002,818	9,000,000
SMBC Nikko Securities America, Inc. at 1.6%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Treasury Obligations valued at $785,238,610, 1.75% - 2.88%, 8/15/21 - 11/15/27)	770,102,667	770,000,000
Societe Generale at 1.62%, dated 2/6/20 due 3/9/20 (Collateralized by U.S. Treasury Obligations valued at $18,423,051, 1.63% - 6.63%, 6/30/21 - 5/15/48)	18,025,920	18,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,419,000,000)		3,419,000,000
TOTAL INVESTMENT IN SECURITIES - 84.8%
(Cost $9,594,209,750)		9,594,209,750
NET OTHER ASSETS (LIABILITIES) - 15.2%		1,720,079,838
NET ASSETS - 100%		$11,314,289,588

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC,, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $6,997,131 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $7,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$799,798,000 due 3/02/20 at 1.61%
BNP Paribas, S.A.	$7,132,000
BNY Mellon Capital Markets LLC	58,850,000
Bank Of America, N.A.	62,258,000
Bank of Nova Scotia	7,047,000
Citibank NA	25,756,000
Citigroup Global Markets, Inc.	30,372,000
Credit Agricole CIB New York Branch	138,691,000
HSBC Securities (USA), Inc.	53,672,000
ING Financial Markets LLC	7,997,000
J.P. Morgan Securities LLC	52,536,000
Mitsubishi Ufj Secs Hldgs Ltd	15,944,000
Mitsubishi Ufj Securities (USA	7,659,000
Mizuho Securities USA, Inc.	27,332,000
Nomura Securities International	22,627,000
Sumitomo Mitsu Banking Corporation NY (DI)	46,424,000
Sumitomo Mitsui Banking Corporation NY (REPO)	164,891,000
Wells Fargo Securities LLC	70,610,000
$799,798,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,441,798,000) — See accompanying schedule: Unaffiliated issuers (cost $9,594,209,750)		$9,594,209,750
Cash		350
Receivable for investments sold		11,123,750
Receivable for fund shares sold		1,855,411,600
Interest receivable		8,370,435
Other receivables		140
Total assets		11,469,116,025
Liabilities
Payable for investments purchased	$144,836,570
Payable for fund shares redeemed	2,942,726
Payable for reverse repurchase agreement	7,013,517
Other payables and accrued expenses	33,624
Total liabilities		154,826,437
Net Assets		$11,314,289,588
Net Assets consist of:
Paid in capital		$11,314,192,205
Total accumulated earnings (loss)		97,383
Net Assets		$11,314,289,588
Net Asset Value, offering price and redemption price per share ($11,314,289,588 ÷ 11,314,192,205 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$77,701,401
Expenses
Custodian fees and expenses	$48,233
Independent trustees' fees and expenses	13,347
Interest	73,530
Total expenses before reductions	135,110
Expense reductions	(28)
Total expenses after reductions		135,082
Net investment income (loss)		77,566,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,986
Total net realized gain (loss)		4,986
Net increase in net assets resulting from operations		$77,571,305

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,566,319	$176,117,591
Net realized gain (loss)	4,986	30,301
Net increase in net assets resulting from operations	77,571,305	176,147,892
Distributions to shareholders	(77,565,042)	(176,119,431)
Share transactions
Proceeds from sales of shares	7,584,755,125	3,196,680,621
Reinvestment of distributions	75,927,434	176,091,392
Cost of shares redeemed	(2,918,871,242)	(4,640,078,198)
Net increase (decrease) in net assets and shares resulting from share transactions	4,741,811,317	(1,267,306,185)
Total increase (decrease) in net assets	4,741,817,580	(1,267,277,724)
Net Assets
Beginning of period	6,572,472,008	7,839,749,732
End of period	$11,314,289,588	$6,572,472,008
Other Information
Shares
Sold	7,584,755,125	3,196,680,621
Issued in reinvestment of distributions	75,927,434	176,091,392
Redeemed	(2,918,871,242)	(4,640,078,198)
Net increase (decrease)	4,741,811,317	(1,267,306,185)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Money Market Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.024	.015	.006	.001
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.009	.024	.015	.006	.001
Distributions from net investment income	(.009)	(.024)	(.015)	(.006)	(.001)
Total distributions	(.009)	(.024)	(.015)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.90%	2.38%	1.53%	.58%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	- %G	- %G	.13%	.20%F
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.10%	.14%F
Expenses net of all reductions	- %F,G	- %G	- %G	.10%	.14%F
Net investment income (loss)	1.78%F	2.35%	1.54%	.62%	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,314,290	$6,572,472	$7,839,750	$8,444,671	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$9,594,209,750

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $9,445,376 and the weighted average interest rate was 1.45% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $28.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,009.00	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

GVM-SANN-0420
1.9878696.103

Fidelity® Short-Term Bond Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	69.7%
AAA	4.1%
AA	3.1%
A	9.2%
BBB	13.1%
BB and Below	0.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	25.0%
U.S. Government and U.S. Government Agency Obligations	69.7%
Other Investments	4.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.5%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.8% 2/17/21	$70,000	$70,574
3.2% 3/1/22	425,000	438,298
3.55% 6/1/24	1,110,000	1,182,637
3.8% 3/15/22	48,000	50,204
3.8% 3/1/24	480,000	517,970
4.6% 2/15/21	40,000	40,772
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	103,424
Verizon Communications, Inc.:
2.946% 3/15/22	260,000	268,230
3.125% 3/16/22	790,000	819,879
		3,491,988
Entertainment - 0.1%
NBCUniversal, Inc. 2.875% 1/15/23	75,000	78,279
The Walt Disney Co. 3% 9/15/22	860,000	895,432
		973,711
Media - 0.4%
CBS Corp. 3.5% 1/15/25	300,000	320,557
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,257
Comcast Corp.:
1.625% 1/15/22	31,000	31,181
3.375% 2/15/25	920,000	993,644
3.7% 4/15/24	540,000	586,446
Discovery Communications LLC 3.25% 4/1/23	60,000	62,405
Fox Corp. 4.03% 1/25/24 (a)	650,000	702,941
TWDC Enterprises 18 Corp. 2.45% 3/4/22	255,000	261,193
		3,004,624
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 3.75% 1/16/24	1,170,000	1,256,567

TOTAL COMMUNICATION SERVICES		8,726,890

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.6%
American Honda Finance Corp.:
1.95% 7/20/20	50,000	50,084
2.15% 9/10/24	740,000	756,126
3.375% 12/10/21	290,000	300,650
3.55% 1/12/24	250,000	268,182
General Motors Financial Co., Inc.:
2.65% 4/13/20	140,000	140,108
3.15% 6/30/22	30,000	30,633
3.25% 1/5/23	50,000	51,526
3.95% 4/13/24	320,000	337,666
4% 1/15/25	530,000	560,782
4.15% 6/19/23	250,000	265,234
4.25% 5/15/23	70,000	73,866
5.1% 1/17/24	990,000	1,083,574
Toyota Motor Corp. 2.358% 7/2/24	450,000	466,444
		4,384,875
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	582,904
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.625% 1/15/22	53,000	54,192
3.35% 4/1/23	840,000	885,923
		940,115
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.4% 2/22/23	1,000,000	1,030,012
3.3% 12/5/21	37,000	38,175
		1,068,187
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,496,001
Specialty Retail - 0.0%
The Home Depot, Inc. 2.625% 6/1/22	108,000	111,082

TOTAL CONSUMER DISCRETIONARY		8,583,164

CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	1,425,000	1,496,725
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	13,000	13,334
Constellation Brands, Inc. 2.7% 5/9/22	25,000	25,582
Dr. Pepper Snapple Group, Inc. 4.057% 5/25/23	80,000	85,884
Molson Coors Beverage Co.:
2.1% 7/15/21	950,000	957,275
2.25% 3/15/20	48,000	48,002
PepsiCo, Inc.:
2% 4/15/21	315,000	317,668
3.125% 11/1/20	50,000	50,470
The Coca-Cola Co.:
1.875% 10/27/20	75,000	75,208
2.2% 5/25/22	500,000	511,268
		3,581,416
Food & Staples Retailing - 0.1%
Walmart, Inc.:
2.35% 12/15/22	41,000	42,199
2.85% 7/8/24	370,000	393,144
3.4% 6/26/23	140,000	149,713
		585,056
Food Products - 0.7%
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,345,311
Conagra Brands, Inc.:
3.8% 10/22/21	1,050,000	1,091,463
4.3% 5/1/24	590,000	641,082
General Mills, Inc.:
2.6% 10/12/22	50,000	51,481
3.7% 10/17/23	62,000	66,620
H.J. Heinz Co. 4% 6/15/23	30,000	31,216
Kraft Foods Group, Inc. 3.5% 6/6/22	32,000	32,578
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,557
Tyson Foods, Inc. 2.25% 8/23/21	1,380,000	1,393,338
		4,676,646
Household Products - 0.0%
Procter & Gamble Co. 1.9% 10/23/20	51,000	51,097
Tobacco - 0.4%
Altria Group, Inc.:
3.49% 2/14/22	182,000	188,511
3.8% 2/14/24	690,000	740,888
BAT Capital Corp.:
2.764% 8/15/22	52,000	53,249
3.222% 8/15/24	1,200,000	1,260,078
Philip Morris International, Inc. 2.5% 11/2/22	774,000	794,783
Reynolds American, Inc. 4% 6/12/22	80,000	84,021
		3,121,530

TOTAL CONSUMER STAPLES		12,015,745

ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 2.773% 12/15/22	2,000,000	2,044,859
Oil, Gas & Consumable Fuels - 1.8%
BP Capital Markets PLC 2.5% 11/6/22	60,000	61,610
Canadian Natural Resources Ltd. 2.95% 1/15/23	645,000	665,792
Chevron Corp.:
2.1% 5/16/21	125,000	126,149
2.355% 12/5/22	63,000	64,562
2.498% 3/3/22	200,000	204,152
Ecopetrol SA 5.875% 9/18/23	690,000	762,968
Enbridge, Inc. 2.9% 7/15/22	223,000	228,897
Energy Transfer Partners LP:
4.9% 2/1/24	1,140,000	1,242,087
5.875% 1/15/24	365,000	409,069
Enterprise Products Operating LP:
2.85% 4/15/21	580,000	587,746
3.5% 2/1/22	640,000	666,864
4.05% 2/15/22	80,000	84,159
5.2% 9/1/20	43,000	43,725
Exxon Mobil Corp. 2.222% 3/1/21	94,000	94,610
Kinder Morgan, Inc. 3.15% 1/15/23	611,000	633,941
Marathon Petroleum Corp.:
3.4% 12/15/20	360,000	363,349
4.75% 12/15/23	470,000	513,066
MPLX LP 3.375% 3/15/23	200,000	209,250
Occidental Petroleum Corp.:
2.7% 8/15/22	113,000	115,148
2.9% 8/15/24	374,000	379,055
4.85% 3/15/21	15,000	15,393
Petroleos Mexicanos:
3.5% 1/30/23	86,000	86,000
4.625% 9/21/23	140,000	144,620
5.375% 3/13/22	790,000	817,650
Shell International Finance BV:
1.75% 9/12/21	260,000	261,153
2% 11/7/24	700,000	713,927
2.375% 8/21/22	50,000	51,206
The Williams Companies, Inc. 3.7% 1/15/23	780,000	814,160
Total Capital International SA:
2.218% 7/12/21	2,000,000	2,025,574
2.75% 6/19/21	100,000	101,593
Western Gas Partners LP 3.1% 2/1/25	500,000	499,665
Williams Partners LP 3.6% 3/15/22	37,000	38,183
		13,025,323

TOTAL ENERGY		15,070,182

FINANCIALS - 12.0%
Banks - 6.3%
Australia and New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	252,780
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	1,250,000	1,259,638
2.328% 10/1/21 (b)	100,000	100,390
2.456% 10/22/25 (b)	1,400,000	1,435,190
2.503% 10/21/22	1,730,000	1,757,757
2.881% 4/24/23 (b)	190,000	195,091
3.004% 12/20/23 (b)	250,000	259,065
3.864% 7/23/24 (b)	100,000	106,994
5% 5/13/21	60,000	62,471
Bank of Montreal:
1.9% 8/27/21	82,000	82,595
4.338% 10/5/28 (b)	1,500,000	1,616,592
Bank of Nova Scotia:
2.7% 3/7/22	100,000	102,284
3.4% 2/11/24	1,170,000	1,243,135
Barclays Bank PLC 2.65% 1/11/21	1,000,000	1,008,337
Barclays PLC:
3.684% 1/10/23	1,400,000	1,443,990
4.338% 5/16/24 (b)	1,000,000	1,063,324
BB&T Corp.:
2.15% 2/1/21	50,000	50,230
3.75% 12/6/23	1,190,000	1,284,920
Citigroup, Inc.:
2.65% 10/26/20	100,000	100,638
2.7% 3/30/21	162,000	163,720
2.7% 10/27/22	40,000	41,169
3.142% 1/24/23 (b)	100,000	102,517
3.352% 4/24/25 (b)	1,400,000	1,482,271
Comerica, Inc. 3.7% 7/31/23	100,000	107,398
Corporacion Andina de Fomento:
2.2% 7/18/20	46,000	46,069
3.75% 11/23/23	190,000	203,519
Credit Suisse Group Funding Guernsey Ltd.:
3.45% 4/16/21	1,250,000	1,274,859
3.8% 9/15/22	750,000	789,301
European Investment Bank 1.625% 8/14/20	115,000	115,185
Fifth Third Bancorp 2.6% 6/15/22	30,000	30,837
HSBC Holdings PLC:
2.65% 1/5/22	1,200,000	1,221,720
3.033% 11/22/23 (b)	1,000,000	1,031,463
3.262% 3/13/23 (b)	200,000	205,633
3.4% 3/8/21	200,000	203,505
4% 3/30/22	37,000	38,688
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	100,480
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	40,384
Huntington National Bank 3.25% 5/14/21	750,000	764,718
Japan Bank International Cooperation:
1.75% 5/28/20	200,000	200,192
2.375% 7/21/22	450,000	462,856
2.375% 11/16/22	200,000	206,517
2.5% 5/23/24	200,000	210,469
3.125% 7/20/21	200,000	205,247
JPMorgan Chase & Co.:
2.295% 8/15/21	606,000	607,068
2.301% 10/15/25 (b)	1,200,000	1,227,880
2.972% 1/15/23	1,230,000	1,262,777
3.2% 1/25/23	47,000	49,274
3.559% 4/23/24 (b)	100,000	105,654
3.797% 7/23/24 (b)	860,000	919,275
KeyCorp 5.1% 3/24/21	78,000	80,816
Lloyds Bank PLC:
3.3% 5/7/21	200,000	204,694
4.5% 11/4/24	800,000	868,190
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	600,000	614,446
3.9% 3/12/24	200,000	214,924
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	800,000	835,689
2.95% 3/1/21	200,000	202,469
3.407% 3/7/24	270,000	286,650
Mizuho Financial Group, Inc. 2.839% 7/16/25 (b)	200,000	207,693
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	252,190
2.8% 1/10/22	250,000	255,690
Oesterreichische Kontrollbank:
2.875% 9/7/21	75,000	76,993
3.125% 11/7/23	230,000	247,190
PNC Financial Services Group, Inc. 2.2% 11/1/24	560,000	576,447
Rabobank Nederland 3.875% 2/8/22	71,000	74,335
Regions Financial Corp.:
2.75% 8/14/22	135,000	138,631
3.8% 8/14/23	670,000	721,159
Royal Bank of Canada:
2.125% 3/2/20	250,000	250,000
2.55% 7/16/24	1,190,000	1,237,314
2.75% 2/1/22	135,000	138,887
2.8% 4/29/22	1,190,000	1,222,930
Royal Bank of Scotland Group PLC 3.875% 9/12/23	425,000	452,014
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	20,000	20,863
4.45% 12/3/21	880,000	921,880
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	800,000	815,535
2.784% 7/12/22	67,000	69,095
2.934% 3/9/21	38,000	38,445
3.748% 7/19/23	115,000	122,739
Svenska Handelsbanken AB 1.95% 9/8/20	250,000	250,731
Synchrony Bank 3% 6/15/22	250,000	257,066
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	41,214
1.85% 9/11/20	100,000	100,195
2.65% 6/12/24	1,550,000	1,628,096
3.25% 6/11/21	100,000	102,348
3.25% 3/11/24	280,000	298,657
U.S. Bancorp 2.625% 1/24/22	236,000	241,495
Wells Fargo & Co.:
2.406% 10/30/25 (b)	1,390,000	1,423,793
2.5% 3/4/21	85,000	85,670
2.625% 7/22/22	280,000	287,028
3.75% 1/24/24	960,000	1,032,333
Westpac Banking Corp.:
2.15% 3/6/20	420,000	420,027
2.5% 6/28/22	37,000	38,070
3.3% 2/26/24	1,030,000	1,095,666
3.65% 5/15/23	60,000	64,066
		45,360,429
Capital Markets - 1.5%
Bank of New York Mellon Corp.:
2.05% 5/3/21	92,000	92,711
2.5% 4/15/21	38,000	38,420
BlackRock, Inc. 3.375% 6/1/22	35,000	36,635
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	973,815
Deutsche Bank AG New York Branch:
2.7% 7/13/20	133,000	133,328
3.15% 1/22/21	100,000	100,907
3.375% 5/12/21	42,000	42,659
3.95% 2/27/23	200,000	207,621
4.25% 2/4/21	1,050,000	1,069,834
5% 2/14/22	300,000	315,711
Goldman Sachs Group, Inc.:
2.625% 4/25/21	160,000	161,830
2.905% 7/24/23 (b)	155,000	159,229
3% 4/26/22	72,000	73,056
3.2% 2/23/23	200,000	209,142
3.272% 9/29/25 (b)	800,000	846,148
3.625% 2/20/24	440,000	470,234
Intercontinental Exchange, Inc.:
2.35% 9/15/22	125,000	127,961
3.45% 9/21/23	820,000	874,869
Moody's Corp. 2.75% 12/15/21	27,000	27,655
Morgan Stanley:
2.625% 11/17/21	910,000	926,385
2.72% 7/22/25 (b)	1,040,000	1,076,448
2.75% 5/19/22	49,000	50,344
3.125% 1/23/23	2,110,000	2,201,625
4.875% 11/1/22	130,000	140,669
5.75% 1/25/21	100,000	103,569
		10,460,805
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	750,000	764,005
3.3% 1/23/23	300,000	309,845
4.45% 12/16/21	600,000	625,157
4.625% 10/30/20	150,000	152,355
American Express Co. 2.75% 5/20/22	1,010,000	1,035,056
American Express Credit Corp. 2.6% 9/14/20	42,000	42,180
Capital One Financial Corp.:
2.5% 5/12/20	317,000	317,235
3.2% 1/30/23	2,055,000	2,133,652
3.45% 4/30/21	810,000	826,552
3.9% 1/29/24	1,270,000	1,359,713
Ford Motor Credit Co. LLC:
2.425% 6/12/20	200,000	200,169
3.47% 4/5/21	200,000	202,140
3.81% 1/9/24	200,000	202,262
5.596% 1/7/22	400,000	422,049
John Deere Capital Corp.:
1.95% 6/22/20	57,000	57,086
2.7% 1/6/23	1,774,000	1,842,497
3.125% 9/10/21	495,000	508,634
3.65% 10/12/23	450,000	487,781
Toyota Motor Credit Corp.:
1.95% 4/17/20	69,000	69,018
2.15% 9/8/22	44,000	45,039
2.6% 1/11/22	110,000	112,616
		11,715,041
Diversified Financial Services - 1.9%
AB Svensk Exportkredit:
1.75% 3/10/21	600,000	603,443
1.875% 6/23/20	200,000	200,389
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	85,616
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	220,147
2.75% 5/10/23	760,000	789,464
3.245% 5/6/22	510,000	529,451
4.5% 10/1/20	130,000	132,177
DH Europe Finance II SARL 2.2% 11/15/24	700,000	719,677
Export Development Canada:
1.75% 7/18/22	300,000	305,502
2% 5/17/22	715,000	730,887
2.625% 2/21/24	200,000	212,332
2.75% 3/15/23	150,000	157,925
General Electric Capital Corp. 3.45% 5/15/24	1,710,000	1,806,200
KfW:
1.75% 3/31/20	100,000	100,039
1.75% 9/15/21	330,000	333,594
2.125% 3/7/22	77,000	78,808
2.375% 3/24/21	410,000	415,424
2.375% 12/29/22	1,972,000	2,049,412
2.625% 2/28/24	2,000,000	2,127,548
2.75% 7/15/20	1,830,000	1,839,740
3.125% 12/15/21	350,000	362,944
Landwirtschaftliche Rentenbank 3.125% 11/14/23	140,000	150,846
		13,951,565
Insurance - 0.7%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	57,184
American International Group, Inc.:
3.3% 3/1/21	1,718,000	1,742,795
4.125% 2/15/24	620,000	677,012
4.875% 6/1/22	65,000	69,263
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	98,253
3.875% 3/15/24	732,000	795,903
Prudential Financial, Inc. 3.5% 5/15/24	1,100,000	1,190,512
		4,630,922

TOTAL FINANCIALS		86,118,762

HEALTH CARE - 2.3%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	50,000	50,405
2.3% 11/21/22 (a)	300,000	305,008
2.6% 11/21/24 (a)	600,000	620,038
3.75% 11/14/23	970,000	1,039,599
Amgen, Inc.:
1.9% 2/21/25	600,000	606,267
2.65% 5/11/22	110,000	112,636
		2,733,953
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
2.404% 6/5/20	50,000	50,097
2.894% 6/6/22	530,000	544,178
Boston Scientific Corp. 3.45% 3/1/24	1,202,000	1,280,756
		1,875,031
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.5% 11/15/24	980,000	1,049,153
Anthem, Inc. 2.95% 12/1/22	25,000	25,788
Cardinal Health, Inc. 2.616% 6/15/22	140,000	143,364
Cigna Corp.:
3.05% 11/30/22 (a)	50,000	51,597
3.4% 9/17/21	147,000	150,812
3.75% 7/15/23	1,325,000	1,410,575
CVS Health Corp.:
2.125% 6/1/21	38,000	38,220
2.625% 8/15/24	64,000	66,104
3.35% 3/9/21	515,000	523,389
3.375% 8/12/24	1,310,000	1,392,829
3.7% 3/9/23	205,000	216,662
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	40,184
2.375% 10/15/22	21,000	21,551
2.375% 8/15/24	400,000	413,142
3.15% 6/15/21	770,000	787,459
3.5% 6/15/23	200,000	212,876
		6,543,705
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3% 4/15/23	60,000	62,616
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20	255,000	255,071
3.85% 6/15/24	945,000	1,024,346
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,586
3.5% 8/17/23	510,000	544,285
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	250,000	256,470
2.9% 7/26/24 (a)	500,000	526,843
3.25% 2/20/23 (a)	1,085,000	1,140,546
GlaxoSmithKline Capital PLC 3.125% 5/14/21	100,000	102,325
Johnson & Johnson 2.25% 3/3/22	88,000	89,636
Merck & Co., Inc. 2.35% 2/10/22	74,000	75,317
Novartis Capital Corp.:
1.75% 2/14/25	200,000	203,420
2.4% 5/17/22	270,000	277,329
2.4% 9/21/22	33,000	33,962
3.4% 5/6/24	385,000	415,963
Pfizer, Inc.:
2.2% 12/15/21	90,000	91,451
2.95% 3/15/24	300,000	318,313
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	290,000	293,729
		5,676,592

TOTAL HEALTH CARE		16,891,897

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
General Dynamics Corp. 3% 5/11/21	200,000	204,112
Northrop Grumman Corp.:
2.08% 10/15/20	715,000	716,584
2.55% 10/15/22	813,000	836,925
Rockwell Collins, Inc. 2.8% 3/15/22	66,000	67,856
The Boeing Co.:
2.8% 3/1/23	60,000	61,767
2.85% 10/30/24	950,000	983,241
United Technologies Corp. 3.65% 8/16/23	60,000	64,798
		2,935,283
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	64,418
2.5% 4/1/23	60,000	61,940
		126,358
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	932,000	948,216
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	212,843
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	30,955
Industrial Conglomerates - 0.1%
General Electric Co. 2.7% 10/9/22	33,000	33,721
Honeywell International, Inc. 1.85% 11/1/21	30,000	30,305
Roper Technologies, Inc. 3.65% 9/15/23	360,000	385,390
		449,416
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.85% 9/4/20	51,000	51,096
2.85% 5/17/24	840,000	882,322
3.45% 5/15/23	130,000	138,437
		1,071,855
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	35,225
Union Pacific Corp. 2.75% 4/15/23	50,000	51,624
		86,849
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.5% 1/15/22	750,000	771,040
3.875% 7/3/23	110,000	116,029
4.25% 2/1/24	670,000	722,236
International Lease Finance Corp. 5.875% 8/15/22	75,000	81,719
		1,691,024

TOTAL INDUSTRIALS		7,552,799

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
1.85% 9/20/21	1,340,000	1,349,362
2.45% 6/15/20	50,000	50,085
		1,399,447
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	710,000	760,528
4.42% 6/15/21 (a)	1,248,000	1,285,510
5.45% 6/15/23 (a)	635,000	698,903
		2,744,941
IT Services - 0.3%
Fiserv, Inc. 2.75% 7/1/24	1,130,000	1,172,668
IBM Corp.:
2.5% 1/27/22	100,000	102,261
3% 5/15/24	600,000	635,613
The Western Union Co. 2.85% 1/10/25	100,000	102,829
Visa, Inc. 2.15% 9/15/22	43,000	43,869
		2,057,240
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.95% 1/12/21	125,000	126,360
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	550,000	559,985
3% 1/15/22	11,000	11,216
3.125% 1/15/25	360,000	371,125
Intel Corp.:
1.85% 5/11/20	61,000	61,041
2.45% 7/29/20	23,000	23,066
Qualcomm, Inc. 3% 5/20/22	38,000	39,372
		1,192,165
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	133,000	133,588
2.4% 2/6/22	1,802,000	1,842,040
Oracle Corp.:
1.9% 9/15/21	36,000	36,312
2.625% 2/15/23	1,655,000	1,712,051
3.875% 7/15/20	58,000	58,523
		3,782,514
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
1.8% 5/11/20	76,000	76,027
2% 11/13/20	130,000	130,735
2.1% 9/12/22	124,000	126,404
2.25% 2/23/21	45,000	45,317
2.3% 5/11/22	910,000	930,022
2.4% 1/13/23	1,250,000	1,289,268
2.7% 5/13/22	36,000	37,073
		2,634,846

TOTAL INFORMATION TECHNOLOGY		13,811,153

MATERIALS - 0.4%
Chemicals - 0.4%
DuPont de Nemours, Inc. 4.205% 11/15/23	50,000	54,315
Eastman Chemical Co. 3.6% 8/15/22	685,000	715,068
Ecolab, Inc. 3.25% 1/14/23	76,000	79,905
Nutrien Ltd. 3.5% 6/1/23	580,000	611,666
Sherwin-Williams Co. 2.75% 6/1/22	467,000	478,060
The Dow Chemical Co.:
3% 11/15/22	80,000	83,453
3.15% 5/15/24	450,000	477,631
The Mosaic Co. 3.25% 11/15/22	200,000	207,963
		2,708,061
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	56,641

TOTAL MATERIALS		2,764,702

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.:
2.25% 1/15/22	96,000	97,222
3.375% 5/15/24	160,000	169,972
Boston Properties, Inc. 4.125% 5/15/21	47,000	48,197
Duke Realty LP 4.375% 6/15/22	21,000	22,213
ERP Operating LP 4.625% 12/15/21	32,000	33,578
Simon Property Group LP:
2% 9/13/24	550,000	558,354
2.625% 6/15/22	170,000	174,077
Welltower, Inc.:
3.625% 3/15/24	340,000	366,042
3.75% 3/15/23	31,000	32,863
3.95% 9/1/23	360,000	386,852
		1,889,370
Real Estate Management & Development - 0.0%
Liberty Property LP 4.125% 6/15/22	18,000	19,021

TOTAL REAL ESTATE		1,908,391

UTILITIES - 0.9%
Electric Utilities - 0.6%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	84,431
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	748,672
Duke Energy Corp.:
2.4% 8/15/22	102,000	103,753
3.75% 4/15/24	840,000	902,579
Eversource Energy 2.75% 3/15/22	24,000	24,616
Exelon Corp. 3.497% 6/1/22 (b)	462,000	479,460
FirstEnergy Corp. 2.85% 7/15/22	970,000	998,931
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	350,000	360,200
Southern Co.:
2.35% 7/1/21	85,000	85,588
2.95% 7/1/23	670,000	696,327
		4,484,557
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	241,000	248,510
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	70,000	70,469
Dominion Energy, Inc.:
2.579% 7/1/20 (b)	49,000	49,085
2.75% 1/15/22	455,000	464,752
NiSource, Inc. 3.65% 6/15/23	550,000	580,894
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	98,663
Sempra Energy:
2.4% 3/15/20	46,000	46,000
2.9% 2/1/23	107,000	111,327
		1,421,190

TOTAL UTILITIES		6,154,257

TOTAL NONCONVERTIBLE BONDS
(Cost $174,793,177)		179,597,942

U.S. Government and Government Agency Obligations - 69.7%
U.S. Government Agency Obligations - 2.0%
Fannie Mae:
1.5% 11/30/20	$416,000	$417,054
1.625% 10/15/24	800,000	822,646
1.75% 7/2/24	860,000	887,689
2.375% 1/19/23	380,000	395,575
2.875% 10/30/20	990,000	1,001,538
Federal Home Loan Bank:
1.125% 7/14/21	525,000	525,891
1.375% 9/28/20	200,000	200,131
1.375% 2/17/23	3,000,000	3,036,281
1.5% 8/15/24	125,000	127,890
1.875% 7/7/21	1,330,000	1,345,114
1.875% 11/29/21	95,000	96,437
2.625% 10/1/20	3,400,000	3,428,659
3% 10/12/21	450,000	464,652
Freddie Mac:
1.375% 5/1/20	195,000	194,977
1.5% 2/12/25	550,000	561,830
1.625% 9/29/20	775,000	776,736
2.75% 6/19/23	195,000	206,379
Tennessee Valley Authority 3.875% 2/15/21	49,000	50,258

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,539,737

U.S. Treasury Obligations - 67.7%
U.S. Treasury Notes:
1.125% 6/30/21	36,330,000	36,382,508
1.125% 7/31/21	19,000	19,033
1.125% 8/31/21	161,000	161,321
1.125% 9/30/21	8,000	8,019
1.25% 3/31/21	34,000	34,068
1.25% 10/31/21	93,000	93,450
1.25% 8/31/24	1,209,000	1,226,616
1.375% 4/30/20	10,000	9,999
1.375% 9/30/20	1,000	1,001
1.375% 4/30/21	332,000	333,141
1.375% 1/31/22	9,806,000	9,892,952
1.375% 10/15/22	2,051,000	2,076,958
1.375% 1/31/25	7,970,000	8,143,410
1.5% 7/15/20	1,000	1,001
1.5% 8/31/21	26,278,000	26,477,138
1.5% 9/30/21	12,179,000	12,279,382
1.5% 10/31/21	19,250,000	19,422,949
1.5% 11/30/21	10,288,000	10,388,067
1.5% 8/15/22	6,684,000	6,783,999
1.5% 9/15/22	6,283,000	6,380,190
1.5% 1/15/23	4,551,000	4,630,109
1.5% 9/30/24	2,344,000	2,404,706
1.5% 10/31/24	6,698,000	6,874,084
1.5% 11/30/24	15,414,000	15,828,853
1.625% 6/30/21	5,612,000	5,656,721
1.625% 12/31/21	4,858,000	4,919,105
1.625% 8/31/22	747,000	760,539
1.625% 11/15/22	17,923,000	18,274,459
1.625% 12/15/22	13,780,000	14,061,521
1.625% 4/30/23	336,000	343,691
1.75% 11/15/20	20,000	20,080
1.75% 12/31/20	594,000	596,924
1.75% 7/31/21	8,244,000	8,330,626
1.75% 11/30/21	169,000	171,370
1.75% 2/28/22	543,000	551,993
1.75% 4/30/22	164,000	166,953
1.75% 6/15/22	15,882,000	16,192,195
1.75% 6/30/22	1,134,000	1,156,414
1.75% 7/15/22	7,988,000	8,148,384
1.75% 9/30/22	163,000	166,597
1.75% 6/30/24	134,000	138,711
1.75% 7/31/24	899,000	931,202
1.75% 12/31/24	13,413,000	13,934,850
1.875% 1/31/22	179,000	182,230
1.875% 2/28/22	1,717,000	1,749,328
1.875% 3/31/22	1,316,000	1,342,012
1.875% 4/30/22	230,000	234,762
1.875% 7/31/22	527,000	539,310
1.875% 9/30/22	482,000	494,201
2% 10/31/21	33,000	33,567
2% 12/31/21	479,000	488,224
2% 10/31/22	2,000	2,059
2% 11/30/22	2,106,000	2,169,262
2% 5/31/24	875,000	914,307
2.125% 5/31/21	1,182,000	1,197,883
2.125% 5/15/22	7,815,000	8,022,586
2.125% 12/31/22	2,170,000	2,245,102
2.125% 2/29/24	2,848,000	2,983,058
2.125% 3/31/24	15,961,000	16,735,358
2.25% 3/31/20	13,000	13,008
2.25% 2/15/21	1,056,000	1,067,591
2.25% 4/15/22	11,921,000	12,255,347
2.25% 12/31/23	3,658,000	3,843,043
2.25% 1/31/24	237,000	249,202
2.25% 4/30/24	13,768,000	14,515,559
2.375% 3/15/21	1,153,000	1,168,448
2.375% 4/15/21	561,000	569,152
2.375% 3/15/22	15,606,000	16,069,913
2.375% 1/31/23	1,011,000	1,054,165
2.375% 2/29/24	35,758,000	37,804,307
2.5% 1/31/21	2,000	2,025
2.5% 2/28/21	1,000	1,014
2.5% 1/15/22	873,000	898,337
2.5% 2/15/22	10,469,000	10,788,795
2.5% 3/31/23	1,910,000	2,003,709
2.5% 1/31/24	6,252,000	6,633,225
2.625% 7/31/20	2,000	2,011
2.625% 5/15/21	1,482,000	1,510,251
2.625% 6/15/21	2,156,000	2,199,710
2.625% 7/15/21	1,377,000	1,407,176
2.625% 12/15/21	1,682,000	1,732,066
2.625% 2/28/23	1,492,000	1,568,465
2.625% 6/30/23	5,714,000	6,037,868
2.625% 12/31/23	5,401,000	5,749,111
2.75% 8/15/21	891,000	913,693
2.75% 9/15/21	140,000	143,773
2.75% 4/30/23	5,828,000	6,164,931
2.75% 5/31/23	2,564,000	2,715,837
2.75% 7/31/23	1,904,000	2,022,108
2.75% 8/31/23	5,051,000	5,372,015
2.875% 10/15/21	687,000	708,066
2.875% 11/15/21	1,027,000	1,060,257
2.875% 9/30/23	4,973,000	5,318,002
2.875% 10/31/23	19,880,000	21,287,908
2.875% 11/30/23	7,695,000	8,251,385

TOTAL U.S. TREASURY OBLIGATIONS		486,810,011

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $490,326,975)		501,349,748

Foreign Government and Government Agency Obligations - 1.4%
Alberta Province:
2.2% 7/26/22	$331,000	$339,577
2.95% 1/23/24	640,000	685,837
Canadian Government:
2% 11/15/22	200,000	205,836
2.625% 1/25/22	1,140,000	1,175,534
Hungarian Republic:
5.375% 2/21/23	1,770,000	1,944,788
5.75% 11/22/23	110,000	124,919
Italian Republic 2.375% 10/17/24	400,000	401,689
Manitoba Province:
2.125% 5/4/22	917,000	936,499
2.6% 4/16/24	720,000	761,013
Ontario Province:
2.25% 5/18/22	130,000	133,428
2.55% 2/12/21	420,000	425,195
2.55% 4/25/22	270,000	278,605
3.05% 1/29/24	910,000	979,269
3.4% 10/17/23	90,000	97,442
Polish Government:
4% 1/22/24	330,000	361,195
5% 3/23/22	59,000	62,983
Province of Quebec:
2.375% 1/31/22	311,000	318,887
2.5% 4/9/24	690,000	729,716
United Mexican States 3.625% 3/15/22	62,000	64,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,750,168)		10,026,892

Supranational Obligations - 2.5%
African Development Bank:
1.875% 3/16/20	310,000	310,068
3% 9/20/23	240,000	256,948
Asian Development Bank:
1.5% 10/18/24	300,000	306,232
1.75% 9/13/22	57,000	58,125
2.25% 1/20/21	52,000	52,484
2.625% 1/30/24	650,000	690,861
2.75% 3/17/23	1,025,000	1,079,813
2.875% 11/27/20	800,000	810,235
European Bank for Reconstruction & Development:
1.625% 5/5/20	140,000	140,040
2% 2/1/21	100,000	100,817
2.75% 4/26/21	580,000	590,366
European Investment Bank:
1.375% 5/15/23	1,330,000	1,347,681
1.75% 5/15/20	110,000	110,065
2% 3/15/21	164,000	165,463
2% 12/15/22	1,062,000	1,091,436
2.25% 6/24/24	600,000	631,607
2.375% 5/13/21	410,000	416,484
2.375% 6/15/22	100,000	103,189
2.625% 5/20/22	500,000	518,308
2.875% 12/15/21	120,000	123,948
2.875% 8/15/23	800,000	851,706
3.125% 12/14/23	530,000	571,750
Inter-American Development Bank:
1.875% 3/15/21	138,000	138,963
2.5% 1/18/23	590,000	615,319
2.625% 4/19/21	447,000	454,831
2.625% 1/16/24	400,000	424,769
3% 9/26/22	570,000	598,945
International Bank for Reconstruction & Development:
1.125% 8/10/20	150,000	149,883
1.375% 3/30/20	100,000	99,988
1.5% 8/28/24	850,000	868,962
1.625% 1/15/25	747,000	768,262
2% 1/26/22	64,000	65,201
2.125% 12/13/21	820,000	835,931
2.5% 3/19/24	250,000	265,278
2.75% 7/23/21	100,000	102,353
3% 9/27/23	490,000	524,708
7.625% 1/19/23	830,000	984,546
International Finance Corp.:
2% 10/24/22	90,000	92,465
2.25% 1/25/21	230,000	232,348
2.875% 7/31/23	300,000	319,296
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $17,427,613)		17,869,674

Bank Notes - 0.9%
Bank of Nova Scotia 2.45% 9/19/22	173,000	177,532
BNP Paribas 5% 1/15/21	100,000	102,872
Citibank NA 2.85% 2/12/21	250,000	252,386
Discover Bank 3.35% 2/6/23	500,000	524,361
JPMorgan Chase Bank 3.086% 4/26/21 (b)	1,500,000	1,503,118
PNC Bank NA 2% 5/19/20	250,000	250,072
RBS Citizens NA 2.25% 10/30/20	1,250,000	1,253,000
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	256,133
Synchrony Bank 3.65% 5/24/21	750,000	768,473
U.S. Bank NA, Cincinnati 2.05% 10/23/20	250,000	250,779
Wells Fargo Bank NA:
3.55% 8/14/23	$1,000,000	$1,066,172
3.625% 10/22/21	250,000	258,387
TOTAL BANK NOTES
(Cost $6,560,180)		6,663,285
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.60% (d)
(Cost $3,197,732)	3,197,092	3,197,732
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $702,055,845)		718,705,273
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,033,301
NET ASSETS - 100%		$719,738,574

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,296,600 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,250
Total	$11,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$179,597,942	$--	$179,597,942	$--
U.S. Government and Government Agency Obligations	501,349,748	--	501,349,748	--
Foreign Government and Government Agency Obligations	10,026,892	--	10,026,892	--
Supranational Obligations	17,869,674	--	17,869,674	--
Bank Notes	6,663,285	--	6,663,285	--
Money Market Funds	3,197,732	3,197,732	--	--
Total Investments in Securities:	$718,705,273	$3,197,732	$715,507,541	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Multi-National	2.5%
Canada	2.3%
United Kingdom	1.6%
Germany	1.3%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $698,858,113)	$715,507,541
Fidelity Central Funds (cost $3,197,732)	3,197,732
Total Investment in Securities (cost $702,055,845)		$718,705,273
Cash		129,958
Receivable for investments sold		23,845,651
Receivable for fund shares sold		5,950,660
Interest receivable		4,333,577
Distributions receivable from Fidelity Central Funds		3,055
Total assets		752,968,174
Liabilities
Payable for investments purchased	$31,073,428
Payable for fund shares redeemed	1,988,347
Distributions payable	150,665
Accrued management fee	17,160
Total liabilities		33,229,600
Net Assets		$719,738,574
Net Assets consist of:
Paid in capital		$701,096,477
Total accumulated earnings (loss)		18,642,097
Net Assets		$719,738,574
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($719,738,574 ÷ 70,300,406 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$6,465,388
Income from Fidelity Central Funds		11,250
Total income		6,476,638
Expenses
Management fee	$88,820
Independent trustees' fees and expenses	895
Commitment fees	621
Total expenses before reductions	90,336
Expense reductions	(2,286)
Total expenses after reductions		88,050
Net investment income (loss)		6,388,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,857,426
Total net realized gain (loss)		1,857,426
Change in net unrealized appreciation (depreciation) on investment securities		6,884,228
Net gain (loss)		8,741,654
Net increase (decrease) in net assets resulting from operations		$15,130,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,388,588	$6,966,328
Net realized gain (loss)	1,857,426	787,730
Change in net unrealized appreciation (depreciation)	6,884,228	10,042,031
Net increase (decrease) in net assets resulting from operations	15,130,242	17,796,089
Distributions to shareholders	(7,696,568)	(6,205,307)
Share transactions - net increase (decrease)	219,958,385	397,495,288
Total increase (decrease) in net assets	227,392,059	409,086,070
Net Assets
Beginning of period	492,346,515	83,260,445
End of period	$719,738,574	$492,346,515

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.109	.261	.201
Net realized and unrealized gain (loss)	.114	.318	(.233)
Total from investment operations	.223	.579	(.032)
Distributions from net investment income	(.107)	(.239)	(.158)
Distributions from net realized gain	(.026)	–	–
Total distributions	(.133)	(.239)	(.158)
Net asset value, end of period	$10.24	$10.15	$9.81
Total ReturnC,D	2.22%	5.98%	(.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%	.03%G
Expenses net of fee waivers, if any	.03%G	.03%	.03%G
Expenses net of all reductions	.03%G	.03%	.03%G
Net investment income (loss)	2.17%G	2.66%	2.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$719,739	$492,347	$3,751
Portfolio turnover rateH	79%G	83%	102%G

 A For the period October 18, 2017 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Short-Term Bond Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period September 1, 2018 through November 2, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,402,133
Gross unrealized depreciation	(11,326)
Net unrealized appreciation (depreciation)	$17,390,807
Tax cost	$701,314,466

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	61,471,934	10,905,312

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Short-Term Bond Index Fund	$621

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,286.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Investor Class	$–	$9,376
Premium Class	–	286,729
Institutional Class	–	63,988
Fidelity Short-Term Bond Index Fund	7,696,568	5,845,214
Total	$7,696,568	$6,205,307

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Investor Class
Shares sold	–	202,918	$–	$1,994,324
Reinvestment of distributions	–	920	–	8,974
Shares redeemed	–	(345,237)	–	(3,376,175)
Net increase (decrease)	–	(141,399)	$–	$(1,372,877)
Premium Class
Shares sold	–	1,456,637	$–	$14,225,576
Reinvestment of distributions	–	26,306	–	256,706
Shares redeemed	–	(8,425,042)	–	(82,109,376)
Net increase (decrease)	–	(6,942,099)	$–	$(67,627,094)
Institutional Class
Shares sold	–	1,095,048	$–	$10,623,925
Reinvestment of distributions	–	6,412	–	62,571
Shares redeemed	–	(2,118,716)	–	(20,673,222)
Net increase (decrease)	–	(1,017,256)	$–	$(9,986,726)
Fidelity Short-Term Bond Index Fund
Shares sold	30,668,779	59,408,449	$309,887,029	$588,489,012
Reinvestment of distributions	647,368	504,759	6,549,896	5,044,408
Shares redeemed	(9,543,282)	(11,767,850)	(96,478,540)	(117,051,435)
Net increase (decrease)	21,772,865	48,145,358	$219,958,385	$476,481,985

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Fidelity Short-Term Bond Index Fund	.03%
Actual		$1,000.00	$1,022.20	$.15
Hypothetical-C		$1,000.00	$1,024.71	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

July 2019 Contract Approval. At its July 2019 meeting, the Board voted to approve an amended and restated management contract to implement a comprehensive unitary fee for the fund (New Contract). In reaching its conclusion to approve the New Contract, the Board considered that it had received and reviewed certain information and made certain findings in connection with the annual renewal of the Advisory Contracts at its September 2018 meeting and considered how, if at all, the approval of the New Contract would change its prior conclusions. The Board considered that the New Contract would implement a comprehensive unitary fee set at the fund's current management fee and expense contract levels and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board also noted that the New Contract would not change the investment processes, the level or nature of services provided, the resources and personnel allocated, or trading and compliance operations. Based on its evaluation, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure in the New Contract is fair and reasonable, and that the New Contract should be approved.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short-Term Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SDX-I-SANN-0420
1.9884850.102

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	70.4%
AAA	3.8%
AA	3.1%
A	9.8%
BBB	13.4%
BB and Below	0.5%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	25.9%
U.S. Government and U.S. Government Agency Obligations	70.4%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.2%
Municipal Bonds	0.5%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 7.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.4% 5/15/25	$424,000	$452,359
3.6% 7/15/25	219,000	235,610
4.65% 6/1/44	110,000	124,356
4.85% 3/1/39	66,000	79,131
4.9% 8/15/37	480,000	573,742
5.15% 2/15/50	210,000	263,150
5.25% 3/1/37	150,000	184,919
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	333,324
5.462% 2/16/21	100,000	103,424
Verizon Communications, Inc.:
4.016% 12/3/29	150,000	174,363
4.125% 3/16/27	60,000	68,447
5.012% 8/21/54	214,000	300,696
5.5% 3/16/47	342,000	500,756
		3,394,277
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	40,000	40,279
2.75% 9/1/49	60,000	60,661
3.7% 10/15/25	434,000	482,785
		583,725
Media - 0.9%
CBS Corp.:
4% 1/15/26	176,000	192,920
4.2% 6/1/29	200,000	224,371
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.125% 7/1/49	200,000	224,985
5.75% 4/1/48	150,000	178,878
Comcast Corp.:
1.625% 1/15/22	1,030,000	1,036,020
2.65% 2/1/30	100,000	104,904
3.45% 2/1/50	100,000	110,363
3.7% 4/15/24	100,000	108,601
4.15% 10/15/28	150,000	173,846
4.7% 10/15/48	284,000	372,655
4.95% 10/15/58	100,000	136,636
6.95% 8/15/37	207,000	318,221
Discovery Communications LLC:
3.25% 4/1/23	176,000	183,054
5% 9/20/37	110,000	126,311
Fox Corp.:
4.709% 1/25/29 (a)	70,000	82,083
5.476% 1/25/39 (a)	164,000	210,302
5.576% 1/25/49 (a)	56,000	75,274
TWDC Enterprises 18 Corp. 4.125% 6/1/44	192,000	241,340
		4,100,764
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	221,908
Rogers Communications, Inc. 2.9% 11/15/26	90,000	95,006
Vodafone Group PLC:
3.75% 1/16/24	300,000	322,197
4.375% 5/30/28	250,000	287,573
5.125% 6/19/59	140,000	171,839
		1,098,523

TOTAL COMMUNICATION SERVICES		9,177,289

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.4%
American Honda Finance Corp.:
2.15% 9/10/24	120,000	122,615
3.55% 1/12/24	428,000	459,127
Ford Motor Co. 5.291% 12/8/46	112,000	102,690
General Motors Co.:
4.2% 10/1/27	90,000	94,013
6.75% 4/1/46	255,000	300,063
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	72,137
4.375% 9/25/21	214,000	221,198
5.65% 1/17/29	130,000	148,238
		1,520,081
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	271,452
4.3% 2/21/48	30,000	35,819
Northwestern University 3.868% 12/1/48	120,000	150,434
		457,705
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.625% 9/1/49	30,000	32,239
4.45% 3/1/47	153,000	185,305
Starbucks Corp. 4% 11/15/28	350,000	402,328
		619,872
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24	117,000	123,364
3.875% 8/22/37	150,000	180,295
4.05% 8/22/47	228,000	291,882
		595,541
Multiline Retail - 0.2%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	222,809
4% 5/15/25	478,000	525,294
Nordstrom, Inc. 4% 3/15/27	110,000	117,232
Target Corp. 3.9% 11/15/47	160,000	193,030
		1,058,365
Specialty Retail - 0.5%
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	232,825
4.05% 5/3/47	132,000	148,715
The Home Depot, Inc.:
2% 4/1/21	1,202,000	1,210,914
2.95% 6/15/29	60,000	64,864
4.25% 4/1/46	150,000	185,487
4.5% 12/6/48	100,000	129,452
		1,972,257

TOTAL CONSUMER DISCRETIONARY		6,223,821

CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	345,501
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	111,274
4.6% 4/15/48	377,000	450,758
5.55% 1/23/49	30,000	40,639
5.8% 1/23/59 (Reg. S)	260,000	367,311
Constellation Brands, Inc. 3.6% 2/15/28	132,000	142,132
Dr. Pepper Snapple Group, Inc. 4.417% 5/25/25	150,000	168,369
Molson Coors Beverage Co. 3% 7/15/26	254,000	265,524
PepsiCo, Inc.:
2.25% 5/2/22	632,000	644,948
3% 10/15/27	100,000	109,264
		2,645,720
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	70,000	88,827
Sysco Corp. 3.3% 2/15/50	150,000	151,360
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	205,033
Walmart, Inc.:
3.4% 6/26/23	100,000	106,938
3.7% 6/26/28	140,000	158,856
5.625% 4/15/41	169,000	255,278
		966,292
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	260,000	289,640
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	325,338
5.3% 11/1/38	31,000	37,625
General Mills, Inc.:
4.2% 4/17/28	200,000	230,447
4.55% 4/17/38	110,000	131,526
H.J. Heinz Co.:
3% 6/1/26	560,000	557,595
4.375% 6/1/46	110,000	101,597
4.625% 1/30/29	50,000	54,075
Tyson Foods, Inc. 4% 3/1/26	160,000	178,623
		1,906,466
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	204,000	198,487
4.8% 2/14/29	30,000	34,320
5.8% 2/14/39	100,000	122,824
5.95% 2/14/49	110,000	139,657
BAT Capital Corp.:
3.222% 8/15/24	200,000	210,013
3.557% 8/15/27	450,000	475,054
4.39% 8/15/37	80,000	84,420
4.54% 8/15/47	128,000	132,624
Philip Morris International, Inc. 2.125% 5/10/23	820,000	832,783
Reynolds American, Inc. 4.45% 6/12/25	140,000	154,574
		2,384,756

TOTAL CONSUMER STAPLES		7,903,234

ENERGY - 3.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 4.08% 12/15/47	290,000	307,021
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp. 4.375% 10/15/28	360,000	378,645
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	111,712
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	162,505
4.95% 6/1/47	40,000	47,599
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	313,759
Chevron Corp. 2.954% 5/16/26	231,000	247,817
ConocoPhillips Co. 4.95% 3/15/26	366,000	427,849
Devon Energy Corp. 5% 6/15/45	65,000	69,919
Ecopetrol SA:
5.875% 9/18/23	500,000	552,875
7.375% 9/18/43	60,000	81,638
Enbridge, Inc. 3.5% 6/10/24	164,000	173,534
Encana Corp. 6.5% 2/1/38	70,000	76,868
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	161,991
5.3% 4/15/47	50,000	51,858
5.8% 6/15/38	50,000	55,846
6% 6/15/48	330,000	370,630
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	842,098
3.95% 2/15/27	214,000	236,692
4.25% 2/15/48	270,000	289,321
4.8% 2/1/49	56,000	65,316
Equinor ASA:
2.9% 11/8/20	250,000	252,738
3.625% 9/10/28	130,000	146,704
Exxon Mobil Corp. 2.222% 3/1/21	794,000	799,149
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	114,130
5.05% 2/15/46	50,000	56,848
5.2% 3/1/48	264,000	312,886
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	36,697
5% 3/1/26	147,000	170,987
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	319,542
4.75% 12/15/23	35,000	38,207
MPLX LP:
4.125% 3/1/27	60,000	64,333
4.5% 4/15/38	150,000	151,597
4.7% 4/15/48	226,000	235,570
Noble Energy, Inc.:
4.95% 8/15/47	100,000	103,933
5.05% 11/15/44	70,000	71,809
Occidental Petroleum Corp.:
2.9% 8/15/24	240,000	243,244
3.2% 8/15/26	37,000	37,671
3.5% 8/15/29	117,000	118,052
4.2% 3/15/48	50,000	46,665
4.3% 8/15/39	17,000	16,322
4.4% 8/15/49	17,000	16,174
4.5% 7/15/44	230,000	219,616
6.6% 3/15/46	50,000	60,700
ONEOK, Inc.:
4% 7/13/27	80,000	87,036
4.45% 9/1/49	50,000	51,303
5.2% 7/15/48	22,000	25,015
Petroleos Mexicanos:
5.35% 2/12/28	100,000	97,700
5.95% 1/28/31 (a)	100,000	97,090
6.35% 2/12/48	340,000	314,738
6.5% 1/23/29	160,000	164,560
7.69% 1/23/50 (a)	168,000	175,392
Phillips 66 Co. 3.9% 3/15/28	380,000	419,672
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,232,440
2.375% 11/7/29	100,000	101,954
3.125% 11/7/49	100,000	102,884
3.75% 9/12/46	106,000	120,588
Spectra Energy Partners LP 4.75% 3/15/24	151,000	166,118
Suncor Energy, Inc. 4% 11/15/47	114,000	125,217
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	84,810
Total Capital International SA:
3.461% 7/12/49	140,000	153,263
3.75% 4/10/24	165,000	179,496
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	96,535
Valero Energy Corp. 4.35% 6/1/28	70,000	78,131
Western Gas Partners LP:
3.1% 2/1/25	120,000	119,920
4.05% 2/1/30	150,000	147,759
Williams Partners LP:
3.35% 8/15/22	190,000	197,216
3.75% 6/15/27	460,000	482,497
4.85% 3/1/48	50,000	52,712
		13,226,092

TOTAL ENERGY		13,533,113

FINANCIALS - 7.8%
Banks - 4.3%
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,421,289
3.093% 10/1/25 (b)	400,000	420,026
3.194% 7/23/30 (b)	100,000	107,053
3.419% 12/20/28 (b)	445,000	480,833
3.974% 2/7/30 (b)	65,000	73,685
4.271% 7/23/29 (b)	360,000	414,282
4.33% 3/15/50 (b)	200,000	256,088
Bank of Montreal 3.3% 2/5/24	580,000	617,749
Bank of Nova Scotia 3.4% 2/11/24	560,000	595,005
Barclays PLC:
3.932% 5/7/25 (b)	200,000	212,708
4.375% 1/12/26	210,000	231,725
4.95% 1/10/47	200,000	243,200
BB&T Corp.:
2.75% 4/1/22	140,000	143,546
3.75% 12/6/23	350,000	377,918
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	200,000	216,389
3.142% 1/24/23 (b)	90,000	92,265
3.2% 10/21/26	80,000	85,170
3.98% 3/20/30 (b)	150,000	169,756
4.65% 7/23/48	75,000	99,301
4.75% 5/18/46	208,000	262,401
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	531,284
Fifth Third Bancorp 3.95% 3/14/28	50,000	57,175
HSBC Holdings PLC:
2.65% 1/5/22	489,000	497,851
4.292% 9/12/26 (b)	200,000	220,139
4.375% 11/23/26	400,000	434,609
Japan Bank International Cooperation:
2.375% 11/16/22	400,000	413,034
2.5% 5/23/24	200,000	210,469
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	486,666
2.95% 10/1/26	190,000	201,425
3.22% 3/1/25 (b)	340,000	359,053
3.559% 4/23/24 (b)	670,000	707,881
4.452% 12/5/29 (b)	630,000	734,564
5.6% 7/15/41	325,000	460,562
Lloyds Bank PLC 3% 1/11/22	800,000	818,323
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	208,922
3.195% 7/18/29	400,000	428,667
3.961% 3/2/28	100,000	112,815
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (b)(c)	200,000	201,722
2.839% 7/16/25 (b)	200,000	207,693
National Australia Bank Ltd. 2.875% 4/12/23	250,000	260,371
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	251,583
PNC Financial Services Group, Inc. 2.2% 11/1/24	250,000	257,343
Rabobank Nederland 3.75% 7/21/26	250,000	271,159
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	259,518
Regions Financial Corp. 2.75% 8/14/22	101,000	103,717
Royal Bank of Canada 4.65% 1/27/26	210,000	242,832
Royal Bank of Scotland Group PLC 3.754% 11/1/29 (b)	400,000	415,849
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	62,588
Sumitomo Mitsui Financial Group, Inc.:
2.75% 1/15/30	200,000	207,139
3.102% 1/17/23	288,000	300,480
3.936% 10/16/23	120,000	129,741
Wells Fargo & Co.:
2.406% 10/30/25 (b)	550,000	563,371
3% 10/23/26	100,000	106,023
3.75% 1/24/24	40,000	43,014
4.75% 12/7/46	388,000	487,355
Westpac Banking Corp.:
2.75% 1/11/23	306,000	316,972
3.65% 5/15/23	160,000	170,842
4.11% 7/24/34 (b)	270,000	295,540
		18,558,680
Capital Markets - 1.3%
Bank of New York Mellon Corp. 3.5% 4/28/23	230,000	244,480
BlackRock, Inc. 4.25% 5/24/21	152,000	157,692
Deutsche Bank AG London Branch 4.1% 1/13/26	700,000	729,346
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	102,639
4.1% 1/13/26	154,000	159,684
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	1,055,158
5.15% 5/22/45	330,000	425,754
5.25% 7/27/21	393,000	412,492
Intercontinental Exchange, Inc. 3.75% 9/21/28	100,000	111,829
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(c)	250,000	304,531
3.125% 1/23/23	795,000	829,522
3.625% 1/20/27	160,000	175,596
3.772% 1/24/29 (b)	180,000	199,568
4.375% 1/22/47	224,000	284,717
5.75% 1/25/21	369,000	382,169
		5,575,177
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	152,801
3.3% 1/23/23	401,000	414,160
4.45% 10/1/25	150,000	165,454
4.5% 5/15/21	163,000	168,382
American Express Co.:
2.5% 8/1/22	150,000	152,935
3.4% 2/27/23	50,000	52,622
Capital One Financial Corp.:
3.2% 1/30/23	80,000	83,062
3.8% 1/31/28	438,000	477,951
Discover Financial Services 4.5% 1/30/26	208,000	231,609
Ford Motor Credit Co. LLC:
4.14% 2/15/23	200,000	205,776
5.875% 8/2/21	221,000	231,018
GE Capital International Funding Co. 4.418% 11/15/35	400,000	456,759
John Deere Capital Corp.:
2.8% 3/6/23	270,000	281,623
2.8% 9/8/27	290,000	312,486
Synchrony Financial:
3.95% 12/1/27	380,000	407,786
4.375% 3/19/24	100,000	107,767
5.15% 3/19/29	109,000	127,091
Toyota Motor Credit Corp.:
2.15% 9/8/22	100,000	102,362
2.7% 1/11/23	50,000	52,150
		4,183,794
Diversified Financial Services - 0.7%
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	130,000	160,926
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	99,722
BP Capital Markets America, Inc.:
2.52% 9/19/22	620,000	634,843
3% 2/24/50	130,000	128,325
Brixmor Operating Partnership LP 4.125% 5/15/29	44,000	49,130
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	113,092
2.6% 11/15/29	110,000	114,141
3.4% 11/15/49	80,000	88,225
Export Development Canada 2.625% 2/21/24	500,000	530,830
KfW:
2.375% 12/29/22	815,000	846,993
2.5% 11/20/24	280,000	298,796
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	183,171
		3,248,194
Insurance - 0.5%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	95,772
American International Group, Inc.:
3.3% 3/1/21	320,000	324,618
4.5% 7/16/44	115,000	141,042
4.7% 7/10/35	200,000	246,731
4.75% 4/1/48	40,000	50,565
5.75% 4/1/48 (b)	190,000	210,188
Aon PLC 4.75% 5/15/45	140,000	178,215
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	261,016
4.4% 3/15/48	30,000	37,454
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	47,754
4.9% 3/15/49	120,000	160,893
MetLife, Inc. 4.6% 5/13/46	90,000	116,038
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	79,057
4.418% 3/27/48	100,000	119,048
5.7% 9/15/48 (b)	74,000	83,676
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	91,482
		2,243,549

TOTAL FINANCIALS		33,809,394

HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24 (a)	120,000	124,008
2.95% 11/21/26 (a)	100,000	104,839
3.2% 11/21/29 (a)	200,000	210,947
4.05% 11/21/39 (a)	100,000	110,453
4.25% 11/14/28	92,000	105,236
4.25% 11/21/49 (a)	150,000	169,103
4.3% 5/14/36	25,000	28,548
4.45% 5/14/46	150,000	172,882
Amgen, Inc.:
1.9% 2/21/25	100,000	101,044
3.2% 11/2/27	70,000	76,441
3.375% 2/21/50	210,000	213,659
4.663% 6/15/51	100,000	124,228
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	135,281
4.75% 3/1/46	50,000	64,173
		1,740,842
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 4.669% 6/6/47	290,000	367,447
Boston Scientific Corp.:
4% 3/1/29	100,000	114,795
4.7% 3/1/49	230,000	300,133
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	110,525
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	187,861
		1,080,761
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.875% 8/15/47	180,000	190,439
Allina Health System, Inc. 3.887% 4/15/49	40,000	47,840
Anthem, Inc.:
3.125% 5/15/22	140,000	144,544
4.101% 3/1/28	130,000	145,527
4.55% 3/1/48	80,000	93,977
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	170,356
4.368% 6/15/47	30,000	32,533
Cigna Corp.:
3.05% 11/30/22 (a)	110,000	113,513
3.75% 7/15/23	100,000	106,459
4.125% 11/15/25	99,000	110,145
4.375% 10/15/28	100,000	113,739
4.8% 8/15/38	80,000	96,201
4.8% 7/15/46 (a)	230,000	276,812
4.9% 12/15/48	80,000	99,257
CVS Health Corp.:
2.875% 6/1/26	60,000	62,212
3% 8/15/26	38,000	39,828
3.25% 8/15/29	250,000	262,233
3.7% 3/9/23	50,000	52,844
4.78% 3/25/38	412,000	485,895
5.05% 3/25/48	120,000	147,687
Humana, Inc. 3.125% 8/15/29	100,000	105,500
Kaiser Foundation Hospitals:
3.266% 11/1/49	110,000	121,915
4.15% 5/1/47	60,000	75,770
UnitedHealth Group, Inc.:
2.375% 8/15/24	100,000	103,285
3.7% 8/15/49	90,000	101,093
3.85% 6/15/28	130,000	147,301
4.45% 12/15/48	68,000	85,126
4.75% 7/15/45	182,000	233,750
		3,765,781
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	310,014
4.15% 2/1/24	173,000	188,668
		498,682
Pharmaceuticals - 1.0%
Actavis Funding SCS:
4.55% 3/15/35	50,000	59,691
4.75% 3/15/45	100,000	121,770
AstraZeneca PLC 3.125% 6/12/27	140,000	151,814
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	178,594
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	100,000	109,155
3.4% 7/26/29 (a)	100,000	112,026
3.875% 8/15/25 (a)	80,000	88,611
4.125% 6/15/39 (a)	100,000	121,609
4.25% 10/26/49 (a)	100,000	128,637
4.55% 2/20/48 (a)	204,000	269,633
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	211,933
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	253,838
Johnson & Johnson 3.4% 1/15/38	238,000	271,455
Merck & Co., Inc. 3.7% 2/10/45	212,000	251,580
Mylan NV 5.2% 4/15/48	74,000	87,663
Novartis Capital Corp.:
2.4% 5/17/22	670,000	688,186
2.75% 8/14/50	150,000	154,469
Pfizer, Inc.:
3.2% 9/15/23	80,000	85,105
3.45% 3/15/29	100,000	112,193
3.9% 3/15/39	70,000	83,052
4% 12/15/36	190,000	229,279
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	476,231
Zoetis, Inc. 3% 9/12/27	50,000	53,562
		4,300,086

TOTAL HEALTH CARE		11,386,152

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
General Dynamics Corp. 3.75% 5/15/28	100,000	113,491
Lockheed Martin Corp. 4.09% 9/15/52	79,000	101,659
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	108,308
4.03% 10/15/47	178,000	212,208
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	128,546
The Boeing Co.:
2.8% 3/1/23	270,000	277,954
3.2% 3/1/29	320,000	342,164
3.75% 2/1/50	70,000	77,567
United Technologies Corp.:
3.65% 8/16/23	47,000	50,758
3.75% 11/1/46	100,000	115,005
3.95% 8/16/25	80,000	89,581
4.125% 11/16/28	220,000	257,496
		1,874,737
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	80,000	80,796
4.95% 10/17/48	80,000	91,214
United Parcel Service, Inc. 6.2% 1/15/38	134,000	197,298
		369,308
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	100,000	101,740
2.493% 2/15/27 (a)	100,000	101,742
2.722% 2/15/30 (a)	100,000	101,435
3.377% 4/5/40 (a)	40,000	40,974
3.577% 4/5/50 (a)	100,000	102,363
		448,254
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	227,365
Waste Management, Inc.:
2.4% 5/15/23	250,000	257,035
3.15% 11/15/27	50,000	53,877
		538,277
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	130,000	133,299
3.25% 8/26/49	100,000	105,705
General Electric Co. 4.5% 3/11/44	200,000	231,886
Honeywell International, Inc. 2.3% 8/15/24	190,000	197,476
		668,366
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	534,196
Caterpillar, Inc. 3.25% 9/19/49	170,000	185,064
Deere & Co. 2.875% 9/7/49	190,000	199,275
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	202,397
Otis Worldwide Corp.:
2.565% 2/15/30 (a)	100,000	102,688
3.362% 2/15/50 (a)	80,000	82,864
Parker Hannifin Corp. 4% 6/14/49	110,000	126,310
		1,432,794
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
4.05% 6/15/48	182,000	219,983
4.15% 12/15/48	100,000	121,609
CSX Corp.:
3.8% 3/1/28	50,000	55,649
4.3% 3/1/48	210,000	253,721
4.75% 11/15/48	160,000	207,271
Norfolk Southern Corp. 3.95% 10/1/42	185,000	216,200
Union Pacific Corp.:
2.15% 2/5/27	120,000	122,266
3.25% 2/5/50	160,000	164,794
3.7% 3/1/29	170,000	191,673
4% 4/15/47	90,000	102,962
		1,656,128
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 6/1/21	166,000	169,496
3.625% 12/1/27	140,000	147,770
4.625% 10/1/28	350,000	396,179
		713,445

TOTAL INDUSTRIALS		7,701,309

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	946,567
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	211,000	217,342
4.9% 10/1/26 (a)	450,000	504,765
5.3% 10/1/29 (a)	90,000	103,689
5.45% 6/15/23 (a)	230,000	253,146
8.1% 7/15/36 (a)	70,000	96,112
8.35% 7/15/46 (a)	62,000	84,240
		1,259,294
IT Services - 0.3%
Fiserv, Inc.:
3.5% 7/1/29	180,000	196,740
4.4% 7/1/49	100,000	118,649
IBM Corp.:
3% 5/15/24	100,000	105,935
4.7% 2/19/46	204,000	267,962
The Western Union Co. 2.85% 1/10/25	100,000	102,829
Visa, Inc.:
2.15% 9/15/22	480,000	489,705
3.15% 12/14/25	160,000	173,784
		1,455,604
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	90,000	117,521
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	70,000	71,271
3% 1/15/22	167,000	170,286
Intel Corp.:
2.45% 11/15/29	70,000	72,802
3.25% 11/15/49	70,000	76,401
3.734% 12/8/47	110,000	128,298
Qualcomm, Inc. 2.6% 1/30/23	430,000	443,475
		1,080,054
Software - 0.8%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,831,818
2.4% 8/8/26	520,000	546,858
4.25% 2/6/47	280,000	368,891
Oracle Corp. 4% 11/15/47	388,000	469,440
		3,217,007
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
2.1% 9/12/22	100,000	101,938
2.4% 1/13/23	1,242,000	1,281,017
2.95% 9/11/49	180,000	189,132
3% 2/9/24	650,000	687,606
3.75% 11/13/47	90,000	107,588
4.5% 2/23/36	110,000	140,020
Xerox Corp. 4.5% 5/15/21	160,000	162,816
		2,670,117

TOTAL INFORMATION TECHNOLOGY		10,628,643

MATERIALS - 0.5%
Chemicals - 0.5%
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	108,630
4.725% 11/15/28	100,000	115,646
5.319% 11/15/38	140,000	170,358
Eastman Chemical Co. 4.5% 12/1/28	226,000	261,465
LYB International Finance BV 4% 7/15/23	153,000	164,079
LYB International Finance II BV 3.5% 3/2/27	290,000	314,664
Nutrien Ltd.:
4.2% 4/1/29	32,000	36,375
5% 4/1/49	56,000	69,697
Sherwin-Williams Co.:
2.75% 6/1/22	32,000	32,758
3.125% 6/1/24	160,000	170,049
4.5% 6/1/47	100,000	120,031
The Dow Chemical Co.:
3.15% 5/15/24	100,000	106,140
3.625% 5/15/26	150,000	163,292
5.55% 11/30/48	80,000	100,855
The Mosaic Co. 4.05% 11/15/27	40,000	42,301
		1,976,340
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	204,994

TOTAL MATERIALS		2,181,334

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	140,000	187,898
American Tower Corp.:
3.6% 1/15/28	70,000	75,646
3.8% 8/15/29	100,000	110,251
Boston Properties, Inc. 4.125% 5/15/21	165,000	169,203
Corporate Office Properties LP 3.6% 5/15/23	80,000	83,873
ERP Operating LP 3.5% 3/1/28	160,000	175,888
HCP, Inc. 3% 1/15/30	320,000	336,401
Kimco Realty Corp. 2.8% 10/1/26	216,000	226,642
Simon Property Group LP:
3.375% 12/1/27	150,000	164,758
4.25% 11/30/46	116,000	142,985
Ventas Realty LP:
3.125% 6/15/23	163,000	170,708
4% 3/1/28	184,000	204,918
4.875% 4/15/49	160,000	207,158
Welltower, Inc. 4.25% 4/15/28	174,000	197,365
		2,453,694
UTILITIES - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 4.3% 12/1/28	194,000	225,531
Commonwealth Edison Co. 4% 3/1/48	208,000	249,662
Duke Energy Carolinas LLC 4% 9/30/42	179,000	213,665
Duke Energy Corp.:
3.15% 8/15/27	352,000	378,003
4.2% 6/15/49	130,000	154,001
Duke Energy Ohio, Inc.:
3.65% 2/1/29	210,000	237,268
4.3% 2/1/49	65,000	80,840
Exelon Corp.:
3.95% 6/15/25	163,000	179,795
5.1% 6/15/45	160,000	207,100
FirstEnergy Corp. 4.85% 7/15/47	150,000	188,229
Florida Power & Light Co. 4.05% 10/1/44	170,000	207,647
MidAmerican Energy Co.:
3.95% 8/1/47	100,000	122,150
4.25% 7/15/49	100,000	127,344
Mississippi Power Co. 3.95% 3/30/28	120,000	134,219
Oncor Electric Delivery Co. LLC 3.1% 9/15/49	100,000	106,976
PPL Capital Funding, Inc. 4% 9/15/47	90,000	100,987
PPL Electric Utilities Corp. 3% 10/1/49	70,000	72,640
Public Service Co. of Colorado 3.2% 3/1/50	110,000	120,224
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	83,504
3% 5/15/25	220,000	233,937
3.15% 1/1/50	80,000	87,027
Southern Co. 3.25% 7/1/26	765,000	821,841
Tampa Electric Co. 4.45% 6/15/49	140,000	177,528
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	101,768
3.8% 9/15/47	60,000	69,751
4.6% 12/1/48	208,000	273,128
Xcel Energy, Inc. 3.35% 12/1/26	316,000	345,953
		5,300,718
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	80,000	82,493
3.9% 11/15/49	90,000	97,801
		180,294
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	271,042
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,712
Consolidated Edison Co. of New York, Inc.:
4.5% 5/15/58	120,000	152,479
4.65% 12/1/48	80,000	101,751
DTE Energy Co. 3.8% 3/15/27	90,000	98,087
NiSource, Inc. 3.49% 5/15/27	442,000	481,204
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	82,219
Sempra Energy:
3.4% 2/1/28	50,000	53,935
3.8% 2/1/38	270,000	302,562
4% 2/1/48	136,000	150,525
		1,723,516

TOTAL UTILITIES		7,204,528

TOTAL NONCONVERTIBLE BONDS
(Cost $103,079,550)		112,202,511

U.S. Government and Government Agency Obligations - 43.1%
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1.75% 7/2/24	$930,000	$959,943
2% 10/5/22	190,000	194,945
2.375% 1/19/23	655,000	681,847
2.875% 9/12/23	150,000	160,043
Federal Home Loan Bank:
1.5% 8/15/24	125,000	127,890
2% 9/9/22	200,000	205,217
2.5% 2/13/24	230,000	243,263
2.625% 10/1/20	1,100,000	1,109,272
3.25% 11/16/28	30,000	34,618
Freddie Mac:
1.375% 5/1/20	1,170,000	1,169,861
1.5% 2/12/25	630,000	643,551
2.75% 6/19/23	50,000	52,918
Tennessee Valley Authority:
2.875% 2/1/27	145,000	160,891
4.25% 9/15/65	50,000	77,923

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,822,182

U.S. Treasury Obligations - 41.7%
U.S. Treasury Bonds:
2% 2/15/50	172,000	185,720
2.25% 8/15/46	148,000	166,078
2.25% 8/15/49	1,303,000	1,481,094
2.375% 11/15/49	607,000	708,554
2.5% 2/15/45	763,000	891,607
2.5% 5/15/46	122,000	143,269
2.75% 11/15/42	306,000	371,778
2.75% 8/15/47	177,000	219,010
2.75% 11/15/47	157,000	194,545
2.875% 5/15/43	2,030,000	2,517,517
2.875% 8/15/45	269,000	335,914
2.875% 11/15/46	359,000	452,312
2.875% 5/15/49	509,000	652,136
3% 5/15/42	113,000	142,729
3% 11/15/44	659,000	837,084
3% 5/15/45	2,725,000	3,470,649
3% 11/15/45	359,000	458,552
3% 2/15/47	314,000	405,158
3% 5/15/47	197,000	254,338
3% 2/15/48	121,000	156,988
3% 8/15/48	188,000	244,914
3% 2/15/49	897,000	1,173,528
3.125% 11/15/41	229,000	294,337
3.125% 2/15/42	166,000	213,667
3.125% 2/15/43	841,000	1,083,149
3.125% 8/15/44	1,405,000	1,819,036
3.125% 5/15/48	48,000	63,763
3.375% 5/15/44	1,785,000	2,399,709
3.375% 11/15/48	68,000	94,717
3.625% 8/15/43	86,000	119,547
3.625% 2/15/44	1,464,000	2,040,450
3.75% 8/15/41	225,000	314,807
3.75% 11/15/43	6,195,000	8,779,477
3.875% 8/15/40	126,000	178,384
4.375% 2/15/38	81,000	119,545
4.375% 11/15/39	5,000	7,486
4.375% 5/15/41	2,101,000	3,179,240
4.5% 2/15/36	223,000	324,744
4.5% 5/15/38	69,000	103,427
5% 5/15/37	1,496,000	2,333,409
U.S. Treasury Notes:
1.125% 7/31/21	313,000	313,550
1.125% 9/30/21	549,000	550,308
1.25% 8/31/24	3,036,000	3,080,235
1.375% 9/15/20	57,000	57,049
1.375% 9/30/20	1,000	1,001
1.375% 1/31/22	3,482,000	3,512,876
1.375% 10/15/22	217,000	219,746
1.375% 1/31/25	2,034,000	2,078,255
1.375% 8/31/26	648,000	662,074
1.5% 6/15/20	204,000	204,056
1.5% 7/15/20	575,000	575,314
1.5% 8/15/20	119,000	119,107
1.5% 8/31/21	2,486,000	2,504,839
1.5% 9/30/21	2,622,000	2,643,611
1.5% 10/31/21	3,510,000	3,541,535
1.5% 11/30/21	5,067,000	5,116,284
1.5% 8/15/22	739,000	750,056
1.5% 9/30/24	3,446,000	3,535,246
1.5% 10/31/24	1,768,000	1,814,479
1.5% 11/30/24	3,795,000	3,897,139
1.5% 8/15/26	283,000	291,302
1.625% 10/15/20	301,000	301,717
1.625% 6/30/21	210,000	211,673
1.625% 12/31/21	4,063,000	4,114,105
1.625% 11/15/22	576,000	587,295
1.625% 2/15/26	1,484,000	1,537,331
1.625% 9/30/26	1,345,000	1,395,753
1.625% 11/30/26	1,935,000	2,008,621
1.625% 8/15/29	4,553,000	4,753,439
1.75% 11/15/20	220,000	220,885
1.75% 7/31/21	2,828,000	2,857,716
1.75% 5/31/22	130,000	132,453
1.75% 6/30/22	728,000	742,389
1.75% 6/30/24	1,417,000	1,466,816
1.75% 7/31/24	1,867,000	1,933,877
1.75% 12/31/24	3,742,000	3,887,587
1.75% 12/31/26	415,000	434,340
1.75% 11/15/29	1,385,000	1,462,365
1.875% 12/15/20	186,000	187,083
1.875% 2/28/22	1,430,000	1,456,924
1.875% 3/31/22	1,271,000	1,296,122
1.875% 7/31/22	151,000	154,527
1.875% 8/31/24	501,000	521,960
1.875% 7/31/26	800,000	842,281
2% 9/30/20	67,000	67,293
2% 11/30/22	552,000	568,582
2% 5/31/24	5,025,000	5,250,732
2% 6/30/24	210,000	219,622
2% 11/15/26	562,000	596,927
2.125% 5/31/21	1,654,000	1,676,226
2.125% 5/15/22	1,341,000	1,376,620
2.125% 12/31/22	92,000	95,184
2.125% 2/29/24	551,000	577,129
2.125% 3/31/24	612,000	641,692
2.125% 7/31/24	150,000	157,805
2.125% 11/30/24	320,000	337,725
2.125% 5/31/26	913,000	974,200
2.25% 2/15/21	576,000	582,323
2.25% 3/31/21	250,000	253,164
2.25% 4/30/21	43,000	43,591
2.25% 4/15/22	396,000	407,107
2.25% 12/31/23	2,945,000	3,093,976
2.25% 4/30/24	3,658,000	3,856,618
2.25% 12/31/24	30,000	31,863
2.25% 2/15/27	817,000	883,062
2.25% 8/15/27	1,371,000	1,488,231
2.25% 11/15/27	1,230,000	1,337,577
2.375% 3/15/21	190,000	192,546
2.375% 4/15/21	500,000	507,266
2.375% 3/15/22	3,228,000	3,323,957
2.375% 1/31/23	86,000	89,672
2.375% 2/29/24	2,090,000	2,209,604
2.375% 5/15/27	1,576,000	1,720,733
2.375% 5/15/29	3,101,000	3,439,324
2.5% 6/30/20	292,000	293,084
2.5% 12/31/20	1,000	1,011
2.5% 1/31/21	200,000	202,516
2.5% 2/28/21	1,000	1,014
2.5% 1/15/22	406,000	417,784
2.5% 2/15/22	1,815,000	1,870,443
2.5% 3/31/23	1,659,000	1,740,395
2.5% 1/31/24	2,144,000	2,274,734
2.5% 1/31/25	37,000	39,791
2.5% 2/28/26	273,000	296,792
2.625% 6/15/21	617,000	629,509
2.625% 7/15/21	1,067,000	1,090,382
2.625% 12/15/21	2,737,000	2,818,469
2.625% 2/28/23	1,495,000	1,571,619
2.625% 6/30/23	2,011,000	2,124,983
2.625% 12/31/23	2,853,000	3,036,885
2.625% 12/31/25	118,000	128,920
2.625% 1/31/26	420,000	459,309
2.625% 2/15/29	1,038,000	1,171,278
2.75% 9/30/20	160,000	161,394
2.75% 11/30/20	317,000	320,740
2.75% 9/15/21	698,000	716,813
2.75% 4/30/23	1,347,000	1,424,873
2.75% 5/31/23	1,025,000	1,085,699
2.75% 7/31/23	1,141,000	1,211,778
2.75% 8/31/23	738,000	784,903
2.75% 2/28/25	280,000	304,773
2.75% 6/30/25	237,000	259,061
2.75% 8/31/25	304,000	332,951
2.75% 2/15/28	629,000	709,369
2.875% 10/31/20	1,000	1,011
2.875% 10/15/21	925,000	953,364
2.875% 11/15/21	1,335,000	1,378,231
2.875% 10/31/23	698,000	747,433
2.875% 11/30/23	1,156,000	1,239,584
2.875% 4/30/25	81,000	88,869
2.875% 7/31/25	258,000	284,012
2.875% 11/30/25	288,000	318,386
2.875% 5/15/28	231,000	263,412
2.875% 8/15/28	1,213,000	1,386,990
3% 10/31/25	535,000	594,414
3.125% 11/15/28	2,441,000	2,849,772

TOTAL U.S. TREASURY OBLIGATIONS		180,494,790

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,598,030)		186,316,972

U.S. Government Agency - Mortgage Securities - 27.0%
Fannie Mae - 11.9%
2.5% 7/1/23 to 11/1/49	4,567,808	4,699,670
3% 10/1/30 to 1/1/50	14,370,213	14,974,365
3.5% 6/1/21 to 7/1/49	12,893,892	13,550,867
4% 12/1/26 to 4/1/49	10,445,173	11,140,809
4.5% 2/1/47 to 7/1/49	4,249,127	4,562,377
5% 4/1/25 to 10/1/49	1,189,687	1,295,056
5.5% 9/1/40 to 6/1/49	1,109,999	1,227,601

TOTAL FANNIE MAE		51,450,745

Freddie Mac - 5.7%
2.5% 6/1/31 to 12/1/49	1,847,565	1,892,280
3% 2/1/29 to 1/1/50	6,406,744	6,668,969
3.5% 10/1/27 to 9/1/49	9,180,377	9,616,021
4% 9/1/45 to 10/1/49	3,880,443	4,127,653
4% 4/1/48	15,598	16,571
4.5% 12/1/48 to 5/1/49	1,590,766	1,698,615
5% 8/1/48 to 10/1/49	570,286	617,306
5.5% 6/1/49	95,925	104,584

TOTAL FREDDIE MAC		24,741,999

Ginnie Mae - 7.7%
2.5% 3/20/47 to 1/20/50	524,453	539,213
2.5% 3/1/50 (d)	100,000	102,649
3% 7/20/42 to 3/20/50	8,828,793	9,181,066
3% 3/1/50 (d)	100,000	103,323
3% 3/1/50 (d)	600,000	619,940
3% 4/1/50 (d)	600,000	619,307
3.5% 2/20/46 to 12/20/49	10,087,022	10,605,433
3.5% 3/1/50 (d)	150,000	155,400
3.5% 3/1/50 (d)	550,000	569,801
4% 12/20/45 to 2/20/50	6,011,285	6,328,071
4.5% 6/20/45 to 7/20/49	2,729,982	2,894,382
4.5% 3/1/50 (d)	200,000	210,205
5% 11/20/45 to 5/20/49	1,043,203	1,124,533
5.5% 12/20/44 to 12/20/48	256,667	283,505

TOTAL GINNIE MAE		33,336,828

Uniform Mortgage Backed Securities - 1.7%
2.5% 3/1/35 (d)	200,000	205,283
2.5% 3/1/50 (d)	300,000	305,926
3% 3/1/35 (d)	200,000	207,136
3% 3/1/50 (d)	1,150,000	1,184,257
3% 3/1/50 (d)	1,200,000	1,235,747
3% 3/1/50 (d)	1,500,000	1,544,684
3.5% 3/1/35 (d)	100,000	104,741
3.5% 3/1/35 (d)	100,000	104,741
3.5% 3/1/50 (d)	1,000,000	1,038,416
4% 3/1/50 (d)	700,000	737,320
4% 3/1/50 (d)	550,000	579,323

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,247,574

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $113,144,523)		116,777,146

Asset-Backed Securities - 0.1%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$100,000	$100,034
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	100,000	101,983
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	211,015
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	105,274
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	52,510
Series 2018-4 Class A, 4.06% 11/15/30	60,000	68,881
TOTAL ASSET-BACKED SECURITIES
(Cost $609,913)		639,697

Commercial Mortgage Securities - 1.9%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	301,575
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	254,508
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	257,516
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	185,815
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	536,188
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	520,861
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	48,121
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	54,548
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	208,576
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	212,495
Class A5, 3.0161% 9/15/52	200,000	216,627
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	760,000	800,101
Series K057 Class A2, 2.57% 7/25/26	330,000	350,116
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	63,380
Series K-1510 Class A2, 3.718% 1/25/31	165,000	193,948
Series K064 Class A2, 3.224% 3/25/27	250,000	276,198
Series K068 Class A2, 3.244% 8/25/27	570,000	631,920
Series K094 Class A2, 2.903% 6/25/29	430,000	474,763
Series K730 Class A2, 3.59% 1/25/25	50,000	54,646
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	363,447
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	323,720
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	54,361
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	435,384
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1533% 8/15/46(b)	160,000	173,499
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	158,780
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	214,214
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	143,462
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	282,187
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	386,758
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,639,618)		8,177,714

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	291,122
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$160,000	$274,762
Series 2018, 3.5% 4/1/28	175,000	199,050
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	22,194
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	195,153
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	202,213
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	236,461
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	33,548
4.131% 6/15/42	30,000	33,113
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	201,338
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	103,181
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	210,094
TOTAL MUNICIPAL SECURITIES
(Cost $1,689,872)		2,002,229

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
2.95% 1/23/24	$120,000	$128,594
3.3% 3/15/28	225,000	258,156
Canadian Government 2% 11/15/22	155,000	159,523
Chilean Republic 3.24% 2/6/28	200,000	215,438
Colombian Republic:
3.875% 4/25/27	200,000	215,625
4.5% 3/15/29	200,000	225,938
8.125% 5/21/24	275,000	339,453
Hungarian Republic:
5.375% 3/25/24	140,000	159,075
7.625% 3/29/41	60,000	102,600
Indonesian Republic:
2.85% 2/14/30	200,000	202,384
4.45% 2/11/24	200,000	216,500
Italian Republic 2.375% 10/17/24	400,000	401,689
Manitoba Province 2.6% 4/16/24	870,000	919,558
Ontario Province:
2.3% 6/15/26	70,000	74,425
2.4% 2/8/22	100,000	102,558
2.5% 4/27/26	300,000	323,361
3.05% 1/29/24	100,000	107,612
Panamanian Republic:
4.5% 4/16/50	200,000	249,313
6.7% 1/26/36	70,000	101,588
Peruvian Republic 6.55% 3/14/37	150,000	227,555
Philippine Republic:
3% 2/1/28	200,000	213,412
9.5% 2/2/30	70,000	114,450
Polish Government 5% 3/23/22	130,000	138,775
Province of Quebec:
2.5% 4/9/24	130,000	137,483
2.75% 4/12/27	320,000	352,042
United Mexican States:
3.625% 3/15/22	150,000	156,000
3.75% 1/11/28	400,000	428,375
4.15% 3/28/27	200,000	219,875
4.5% 4/22/29	400,000	452,500
5.55% 1/21/45	50,000	64,484
Uruguay Republic 4.975% 4/20/55	110,000	136,881
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,592,749)		7,145,222

Supranational Obligations - 0.8%
African Development Bank 3% 9/20/23	80,000	85,649
Asian Development Bank:
1.5% 10/18/24	200,000	204,155
1.75% 9/13/22	83,000	84,639
2.5% 11/2/27	20,000	22,013
2.625% 1/30/24	430,000	457,031
European Investment Bank:
2% 12/15/22	118,000	121,271
2.25% 8/15/22	685,000	706,156
2.25% 6/24/24	210,000	221,063
3.125% 12/14/23	110,000	118,665
Inter-American Development Bank 4.375% 1/24/44	190,000	282,683
International Bank for Reconstruction & Development:
1.5% 8/28/24	90,000	92,008
1.625% 1/15/25	110,000	113,131
1.875% 10/27/26	320,000	336,229
2.5% 3/19/24	300,000	318,333
2.75% 7/23/21	120,000	122,824
International Finance Corp.:
2.25% 1/25/21	50,000	50,511
2.875% 7/31/23	39,000	41,508
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,163,053)		3,377,869

Bank Notes - 0.4%
Bank of Nova Scotia 2.45% 9/19/22	374,000	383,797
Discover Bank 3.35% 2/6/23	250,000	262,181
RBS Citizens NA 3.75% 2/18/26	250,000	276,471
Wells Fargo Bank NA 3.55% 8/14/23	750,000	799,629
TOTAL BANK NOTES
(Cost $1,656,450)		1,722,078
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 1.60% (e)
(Cost $2,787,765)	2,787,419	2,787,976
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $413,961,523)		441,149,414
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,441,847)
NET ASSETS - 100%		$432,707,567

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 3/1/50	$(100,000)	$(103,323)
3% 3/1/50	(600,000)	(619,940)
3% 4/1/50	(600,000)	(619,307)
3.5% 3/1/50	(300,000)	(310,801)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,645,207)		$(1,653,371)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,651,181 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,398
Total	$35,398

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$112,202,511	$--	$112,202,511	$--
U.S. Government and Government Agency Obligations	186,316,972	--	186,316,972	--
U.S. Government Agency - Mortgage Securities	116,777,146	--	116,777,146	--
Asset-Backed Securities	639,697	--	639,697	--
Commercial Mortgage Securities	8,177,714	--	8,177,714	--
Municipal Securities	2,002,229	--	2,002,229	--
Foreign Government and Government Agency Obligations	7,145,222	--	7,145,222	--
Supranational Obligations	3,377,869	--	3,377,869	--
Bank Notes	1,722,078	--	1,722,078	--
Money Market Funds	2,787,976	2,787,976	--	--
Total Investments in Securities:	$441,149,414	$2,787,976	$438,361,438	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,653,371)	$--	$(1,653,371)	$--
Total Other Financial Instruments:	$(1,653,371)	$--	$(1,653,371)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $411,173,758)	$438,361,438
Fidelity Central Funds (cost $2,787,765)	2,787,976
Total Investment in Securities (cost $413,961,523)		$441,149,414
Receivable for investments sold		6,362,713
Receivable for TBA sale commitments		1,645,207
Receivable for fund shares sold		1,742,877
Interest receivable		2,351,621
Distributions receivable from Fidelity Central Funds		5,832
Total assets		453,257,664
Liabilities
Payable for investments purchased
Regular delivery	$3,714,920
Delayed delivery	9,587,742
TBA sale commitments, at value	1,653,371
Payable for fund shares redeemed	5,522,159
Distributions payable	71,905
Total liabilities		20,550,097
Net Assets		$432,707,567
Net Assets consist of:
Paid in capital		$403,816,403
Total accumulated earnings (loss)		28,891,164
Net Assets		$432,707,567
Net Asset Value, offering price and redemption price per share ($432,707,567 ÷ 40,235,065 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$5,198,319
Income from Fidelity Central Funds		35,398
Total income		5,233,717
Expenses
Independent trustees' fees and expenses	$612
Commitment fees	433
Total expenses		1,045
Net investment income (loss)		5,232,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,234,120
Total net realized gain (loss)		1,234,120
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,663,170
Delayed delivery commitments	(8,164)
Total change in net unrealized appreciation (depreciation)		7,655,006
Net gain (loss)		8,889,126
Net increase (decrease) in net assets resulting from operations		$14,121,798

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,232,672	$8,516,114
Net realized gain (loss)	1,234,120	563,834
Change in net unrealized appreciation (depreciation)	7,655,006	20,936,386
Net increase (decrease) in net assets resulting from operations	14,121,798	30,016,334
Distributions to shareholders	(5,927,454)	(7,894,036)
Share transactions
Proceeds from sales of shares	136,644,155	189,795,837
Reinvestment of distributions	3,886,517	513,222
Cost of shares redeemed	(70,808,527)	(87,409,397)
Net increase (decrease) in net assets resulting from share transactions	69,722,145	102,899,662
Total increase (decrease) in net assets	77,916,489	125,021,960
Net Assets
Beginning of period	354,791,078	229,769,118
End of period	$432,707,567	$354,791,078
Other Information
Shares
Sold	13,032,192	18,946,491
Issued in reinvestment of distributions	369,118	51,103
Redeemed	(6,720,650)	(8,755,986)
Net increase (decrease)	6,680,660	10,241,608

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex U.S. Bond Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$9.86	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.140	.306	.275	.110
Net realized and unrealized gain (loss)	.200	.688	(.390)	.288
Total from investment operations	.340	.994	(.115)	.398
Distributions from net investment income	(.140)	(.284)	(.258)	(.108)
Distributions from net realized gain	(.020)	–	(.057)	–
Total distributions	(.160)	(.284)	(.315)	(.108)
Net asset value, end of period	$10.75	$10.57	$9.86	$10.29
Total ReturnC	3.26%	10.28%	(1.12)%	3.99%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	- %G
Net investment income (loss)	2.69%G	3.06%	2.82%	2.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$432,708	$354,791	$229,769	$66,429
Portfolio turnover rateH	50%G	85%	102%	129%I

 A For the period March 9, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,968,795
Gross unrealized depreciation	(99,778)
Net unrealized appreciation (depreciation)	$27,869,017
Tax cost	$413,272,233

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	42,323,947	17,124,605

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex U.S. Bond Index Fund	$433

During the period, there were no borrowings on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,032.60	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZUB-SANN-0420
1.9881610.102

Fidelity Flex® Funds

Fidelity Flex® Short-Term Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	56.4%
AAA	11.7%
AA	1.0%
A	11.4%
BBB	14.1%
BB and Below	2.7%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	29.0%
U.S. Government and U.S. Government Agency Obligations	56.4%
Asset-Backed Securities	8.7%
CMOs and Other Mortgage Related Securities	2.7%
Municipal Bonds	0.2%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 3.9%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 3.6% 2/17/23	$18,000	$18,957
Verizon Communications, Inc.:
2.946% 3/15/22	8,000	8,253
3.125% 3/16/22	20,000	20,756
5.15% 9/15/23	8,000	9,009
		56,975
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	25,000	25,139
4.464% 7/23/22	25,000	26,530
Time Warner Cable, Inc. 4.125% 2/15/21	20,000	20,294
		71,963

TOTAL COMMUNICATION SERVICES		128,938

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.5%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	25,000	26,295
General Motors Financial Co., Inc. 2.65% 4/13/20	7,000	7,005
		33,300
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	9,108
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	7,049
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	6,000	6,174

TOTAL CONSUMER DISCRETIONARY		55,631

CONSUMER STAPLES - 1.1%
Beverages - 0.4%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.3918% 11/15/21 (b)(c)	15,000	15,002
Molson Coors Beverage Co. 3.5% 5/1/22	9,000	9,361
		24,363
Food Products - 0.3%
Conagra Brands, Inc. 3.8% 10/22/21	10,000	10,395
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (b)(c)	10,000	10,036
		20,431
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	10,000	10,274
3.49% 2/14/22	5,000	5,179
Philip Morris International, Inc.:
2.625% 2/18/22	4,000	4,090
2.875% 5/1/24	10,000	10,497
		30,040

TOTAL CONSUMER STAPLES		74,834

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cenovus Energy, Inc. 3% 8/15/22	10,000	10,301
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	7,251
4.2% 9/15/23	4,000	4,285
EOG Resources, Inc. 2.45% 4/1/20	10,000	10,005
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,320
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	2,000	2,007
4.5% 7/15/23	2,000	2,160
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	5,000	5,030
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	6,000	6,018
3 month U.S. LIBOR + 1.450% 3.1418% 8/15/22 (b)(c)	10,000	10,036
2.6% 8/13/21	2,000	2,025
2.7% 8/15/22	2,000	2,038
2.9% 8/15/24	5,000	5,068
3.125% 2/15/22	3,000	3,070
4.85% 3/15/21	10,000	10,262
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,252
Schlumberger Investment SA 3.3% 9/14/21 (a)	25,000	25,550
Suncor Energy, Inc. 3.6% 12/1/24	18,000	19,457
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	5,000	4,980
3.1% 2/1/25	8,000	7,995
5.375% 6/1/21	19,000	19,579
Williams Partners LP 3.6% 3/15/22	28,000	28,895
		202,584
FINANCIALS - 12.0%
Banks - 5.6%
Bank of America Corp. 3.004% 12/20/23 (b)	100,000	103,626
JPMorgan Chase & Co.:
3.207% 4/1/23 (b)	100,000	103,201
3.514% 6/18/22 (b)	12,000	12,294
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	51,491
Regions Financial Corp. 2.75% 8/14/22	10,000	10,269
Royal Bank of Canada 2.55% 7/16/24	15,000	15,596
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,000	10,516
4.45% 12/3/21	10,000	10,476
Westpac Banking Corp. 2.15% 3/6/20	50,000	50,003
		367,472
Capital Markets - 3.1%
Citigroup Funding, Inc. 2.312% 11/4/22 (b)	25,000	25,221
Deutsche Bank AG New York Branch 2.7% 7/13/20	40,000	40,099
Goldman Sachs Group, Inc. 2.876% 10/31/22 (b)	75,000	76,485
Moody's Corp. 3.25% 6/7/21	6,000	6,130
Morgan Stanley U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (b)(c)	50,000	50,089
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.1933% 11/1/21 (b)(c)	10,000	10,018
		208,042
Consumer Finance - 2.2%
Ally Financial, Inc. 5.125% 9/30/24	10,000	11,078
American Express Co. 2.75% 5/20/22	10,000	10,248
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	10,000	10,065
Capital One Financial Corp. 2.5% 5/12/20	20,000	20,015
John Deere Capital Corp. 3.125% 9/10/21	50,000	51,377
Synchrony Financial:
2.85% 7/25/22	2,000	2,045
4.25% 8/15/24	21,000	22,577
4.375% 3/19/24	14,000	15,087
		142,492
Diversified Financial Services - 0.5%
AIG Global Funding:
2.3% 7/1/22 (a)	5,000	5,062
3.35% 6/25/21 (a)	10,000	10,232
AXA Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,127
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	13,671
		31,092
Insurance - 0.6%
Aon Corp. 2.2% 11/15/22	3,000	3,069
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	7,000	7,164
3.5% 12/29/20	7,000	7,105
New York Life Global Funding 3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	21,000	21,016
		38,354

TOTAL FINANCIALS		787,452

HEALTH CARE - 4.0%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	20,000	20,334
2.5% 5/14/20	10,000	10,008
		30,342
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	9,000	9,006
2.404% 6/5/20	20,000	20,039
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,328
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.6525% 3/19/21 (b)(c)	8,000	8,002
		42,375
Health Care Providers & Services - 1.7%
Anthem, Inc. 3.125% 5/15/22	10,000	10,325
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 2.5496% 9/17/21 (b)(c)	10,000	10,003
3.4% 9/17/21	10,000	10,259
4.75% 11/15/21 (a)	4,000	4,203
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	10,000	10,028
2.8% 7/20/20	25,000	25,073
3.35% 3/9/21	31,000	31,505
Express Scripts Holding Co. 2.6% 11/30/20	2,000	2,017
Humana, Inc. 2.5% 12/15/20	10,000	10,064
		113,477
Pharmaceuticals - 1.2%
Actavis Funding SCS 3% 3/12/20	25,000	25,007
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	20,000	20,262
2.6% 5/16/22 (a)	10,000	10,259
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	20,465
		75,993

TOTAL HEALTH CARE		262,187

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	10,022
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	10,000	10,001
2.9% 10/28/24	15,000	15,114
3.4% 4/19/21	9,000	9,165
		34,280
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	12,000	12,666
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 1.9131% 11/12/21 (b)(c)	10,000	9,989
2.65% 5/17/21	16,000	16,225
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 2.0688% 4/5/23 (a)(b)(c)	9,000	8,995
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.1936% 9/15/21 (b)(c)	13,000	13,004
		48,213
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	2,000	2,047
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	6,000	6,030
3.5% 1/15/22	10,000	10,281
International Lease Finance Corp. 5.875% 8/15/22	25,000	27,240
		43,551

TOTAL INDUSTRIALS		150,779

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.4%
Amphenol Corp. 2.2% 4/1/20	16,000	16,007
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	3,000	3,302
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.3415% 6/5/20 (b)(c)	10,000	10,009
		29,318
IT Services - 0.1%
The Western Union Co. 2.85% 1/10/25	3,000	3,085
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,000	8,002

TOTAL INFORMATION TECHNOLOGY		40,405

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,000	6,305
The Mosaic Co. 3.25% 11/15/22	5,000	5,199
		11,504
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	6,000	6,460
UTILITIES - 2.8%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	6,025
Edison International 2.125% 4/15/20	30,000	30,002
Eversource Energy 2.5% 3/15/21	9,000	9,069
Exelon Corp. 3.497% 6/1/22 (b)	20,000	20,756
FirstEnergy Corp. 2.05% 3/1/25	7,000	7,097
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (b)(c)	13,000	12,983
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,189
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (b)(c)	3,000	3,001
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	20,000	20,583
		115,705
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,093
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	10,067
Dominion Energy, Inc. 2.715% 8/15/21	9,000	9,144
DTE Energy Co. 2.25% 11/1/22	20,000	20,334
NiSource, Inc.:
2.65% 11/17/22	10,000	10,236
3.65% 6/15/23	4,000	4,225
WEC Energy Group, Inc. 3.375% 6/15/21	10,000	10,228
		64,234

TOTAL UTILITIES		183,032

TOTAL NONCONVERTIBLE BONDS
(Cost $1,863,541)		1,903,806

U.S. Treasury Obligations - 55.2%
U.S. Treasury Notes:
1.5% 1/31/22	$764,000	$772,326
1.75% 7/31/21	140,000	141,471
1.875% 9/30/22	300,000	307,594
2.125% 12/31/22	120,000	124,153
2.125% 3/31/24	450,000	471,832
2.375% 8/15/24	150,000	159,492
2.5% 12/31/20	444,000	448,960
2.625% 6/30/23	250,000	264,170
2.875% 11/15/21	905,000	934,304
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,554,634)		3,624,302

U.S. Government Agency - Mortgage Securities - 1.2%
Freddie Mac - 1.0%
2.5% 11/1/28	32,817	33,753
3% 5/1/29	35,009	36,333

TOTAL FREDDIE MAC		70,086

Ginnie Mae - 0.2%
4.5% 6/20/48	10,854	11,508
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $80,345)		81,594

Asset-Backed Securities - 8.7%
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 6/15/22	$8,276	$8,308
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	10,111
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,219
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	5,482	5,500
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	10,000	10,051
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	10,021
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	10,132
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	8,000	8,090
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (a)	6,414	6,449
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	9,000	9,172
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	6,600	6,634
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,486
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	20,019	20,120
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	2,688	2,694
Series 2017-4 Class A3, 2.11% 10/17/22	3,632	3,642
Series 2018-2 Class A3, 2.98% 1/17/23	6,000	6,094
Series 2018-4 Class A3, 3.36% 9/15/23	7,000	7,206
Series 2019-1 Class A3, 3.05% 3/15/24	10,000	10,279
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	1,000	1,003
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	9,368	9,519
Series 2019-B Class A2, 2.55% 9/15/22	21,020	21,131
Discover Card Master Trust Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 1.9285% 12/15/23 (b)(c)	25,000	25,026
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,025	2,027
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	10,000	10,046
Series 2020-A Class A3, 1.85% 3/15/23	6,000	6,056
Ford Credit Floorplan Master Owner Trust Series 2017-2 Class A1, 2.16% 9/15/22	10,000	10,039
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	3,807	3,820
Series 2019-1 Class A3, 2.98% 12/20/21	7,000	7,086
GM Financial Consumer Automobile Receivables Trust:
Series 2017-2A Class A3, 1.86% 12/16/21 (a)	3,393	3,396
Series 2020-1 Class A2, 1.83% 1/17/23	13,000	13,059
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	11,000	11,219
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	3,951	3,970
Honda Auto Receivables Owner Trust:
Series 2017-1 Class A3, 1.72% 7/21/21	1,783	1,784
Series 2019-2 Class A2, 2.57% 12/21/21	22,174	22,286
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	7,000	7,054
Series 2019-B Class A3, 1.94% 2/15/24	9,000	9,135
John Deere Owner Trust Series 2019-B Class A2, 2.28% 5/16/22	12,000	12,061
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	2,242	2,244
Series 2019-A Class A3, 3.1% 11/15/21	7,000	7,083
Series 2019-B Class A3, 2% 10/17/22	7,000	7,068
Series 2020-A Class A3, 1.84% 12/15/22	8,000	8,061
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(c)	11,000	11,021
Santander Retail Auto Lease Trust:
Series 2018-A Class A3, 2.93% 5/20/21 (a)	6,747	6,767
Series 2019-A Class A2, 2.72% 1/20/22 (a)	20,632	20,791
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	20,000	20,110
Securitized Term Auto Receivables Trust Series 2017-2A Class A3, 2.04% 4/26/21 (a)	1,240	1,241
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	20,000	20,195
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	7,000	7,079
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	154	154
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	15,000	15,205
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	10,000	10,236
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	10,000	10,128
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	9,326	9,319
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	6,000	6,123
Series 2020-A Class A2, 1.71% 11/15/22	50,000	50,214
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	20,000	20,104
TOTAL ASSET-BACKED SECURITIES
(Cost $568,903)		574,068

Commercial Mortgage Securities - 2.7%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	8,220	8,527
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	10,000	10,594
Series 2017-P7 Class A1, 2.008% 4/14/50	25,039	25,112
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,493	9,739
Series 2014-CR18 Class ASB, 3.452% 7/15/47	30,648	31,572
Series 2013-LC6 Class ASB, 2.478% 1/10/46	5,708	5,781
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.4085% 7/15/32 (a)(b)(c)	10,000	10,003
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,203
Series 2017-GS8 Class A1, 2.222% 11/10/50	7,437	7,505
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	5,721	5,826
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	10,000	10,534
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	31,027	31,520
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	8,535	8,890
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $174,800)		175,806

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,326

Bank Notes - 0.3%
SunTrust Banks, Inc.:
2.8% 5/17/22	$10,000	$10,266
3.502% 8/2/22 (b)	9,000	9,244
TOTAL BANK NOTES
(Cost $18,996)		19,510
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.60% (d)
(Cost $149,425)	149,395	149,425
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,425,644)		6,543,837
NET OTHER ASSETS (LIABILITIES) - 0.4%		28,675
NET ASSETS - 100%		$6,572,512

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,107 or 5.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,584
Total	$1,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,903,806	$--	$1,903,806	$--
U.S. Government and Government Agency Obligations	3,624,302	--	3,624,302	--
U.S. Government Agency - Mortgage Securities	81,594	--	81,594	--
Asset-Backed Securities	574,068	--	574,068	--
Commercial Mortgage Securities	175,806	--	175,806	--
Municipal Securities	15,326	--	15,326	--
Bank Notes	19,510	--	19,510	--
Money Market Funds	149,425	149,425	--	--
Total Investments in Securities:	$6,543,837	$149,425	$6,394,412	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,276,219)	$6,394,412
Fidelity Central Funds (cost $149,425)	149,425
Total Investment in Securities (cost $6,425,644)		$6,543,837
Cash		3,083
Receivable for fund shares sold		385
Interest receivable		34,996
Distributions receivable from Fidelity Central Funds		358
Total assets		6,582,659
Liabilities
Payable for investments purchased	$10,147
Total liabilities		10,147
Net Assets		$6,572,512
Net Assets consist of:
Paid in capital		$6,433,120
Total accumulated earnings (loss)		139,392
Net Assets		$6,572,512
Net Asset Value, offering price and redemption price per share ($6,572,512 ÷ 643,494 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$71,944
Income from Fidelity Central Funds		1,584
Total income		73,528
Expenses
Independent trustees' fees and expenses	$10
Commitment fees	7
Total expenses		17
Net investment income (loss)		73,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,903
Total net realized gain (loss)		19,903
Change in net unrealized appreciation (depreciation) on investment securities		31,112
Net gain (loss)		51,015
Net increase (decrease) in net assets resulting from operations		$124,526

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,511	$147,734
Net realized gain (loss)	19,903	(464)
Change in net unrealized appreciation (depreciation)	31,112	134,271
Net increase (decrease) in net assets resulting from operations	124,526	281,541
Distributions to shareholders	(73,149)	(134,604)
Share transactions
Proceeds from sales of shares	441,363	468,516
Reinvestment of distributions	73,149	134,604
Cost of shares redeemed	(73,056)	(366,097)
Net increase (decrease) in net assets resulting from share transactions	441,456	237,023
Total increase (decrease) in net assets	492,833	383,960
Net Assets
Beginning of period	6,079,679	5,695,719
End of period	$6,572,512	$6,079,679
Other Information
Shares
Sold	43,682	47,205
Issued in reinvestment of distributions	7,219	13,480
Redeemed	(7,226)	(36,817)
Net increase (decrease)	43,675	23,868

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Short-Term Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.89	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.120	.251	.206	.085
Net realized and unrealized gain (loss)	.069	.227	(.148)	.038
Total from investment operations	.189	.478	.058	.123
Distributions from net investment income	(.119)	(.228)	(.196)	(.083)
Distributions from net realized gain	–	–	(.012)	–
Total distributions	(.119)	(.228)	(.208)	(.083)
Net asset value, end of period	$10.21	$10.14	$9.89	$10.04
Total ReturnC	1.88%	4.90%	.59%	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	- %G
Net investment income (loss)	2.38%G	2.52%	2.08%	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,573	$6,080	$5,696	$5,081
Portfolio turnover rateH	74%G	62%	61%	96%I

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Flex Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,804
Gross unrealized depreciation	(649)
Net unrealized appreciation (depreciation)	$125,155
Tax cost	$6,418,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,561)
Long-term	(10,464)
Total capital loss carryforward	$(15,025)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Short-Term Bond Fund	533,378	916,056

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Short-Term Bond Fund	$7

During the period, there were no borrowings on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 83% of the total outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,018.80	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZSB-SANN-0420
1.9881602.102

Fidelity® Sustainability Bond Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	69.5%
AAA	4.9%
AA	1.6%
A	10.6%
BBB	13.4%
BB and Below	0.1%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	24.7%
U.S. Government and U.S. Government Agency Obligations	69.5%
CMOs and Other Mortgage Related Securities	1.0%
Municipal Bonds	0.2%
Other Investments	4.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 9.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
4.65% 6/1/44	$20,000	$22,610
4.85% 7/15/45	68,000	79,660
5.15% 2/15/50	70,000	87,717
5.25% 3/1/37	264,000	325,458
5.7% 3/1/57	34,000	46,962
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	166,662
Verizon Communications, Inc.:
3.376% 2/15/25	130,000	140,585
4.016% 12/3/29	200,000	232,484
5.5% 3/16/47	86,000	125,921
		1,228,059
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	50,349
6.2% 12/15/34	105,000	155,078
		205,427
Media - 0.5%
Comcast Corp.:
2.65% 2/1/30	100,000	104,904
3.45% 2/1/50	100,000	110,363
4.7% 10/15/48	140,000	183,703
Discovery Communications LLC:
4.375% 6/15/21	149,000	154,135
5.3% 5/15/49	20,000	24,231
		577,336
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC:
4.125% 5/30/25	120,000	133,255
4.375% 5/30/28	25,000	28,757
5% 5/30/38	43,000	52,695
5.125% 6/19/59	60,000	73,645
5.25% 5/30/48	20,000	25,241
		313,593

TOTAL COMMUNICATION SERVICES		2,324,415

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Toyota Motor Corp. 2.358% 7/2/24	60,000	62,193
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	74,025
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 3.7% 1/30/26	155,000	169,968
Starbucks Corp.:
3.8% 8/15/25	50,000	55,142
4.5% 11/15/48	32,000	38,120
		263,230
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	30,161
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
3.1% 5/3/27	34,000	36,365
4.05% 5/3/47	62,000	69,851
The Home Depot, Inc.:
2.95% 6/15/29	60,000	64,864
4.5% 12/6/48	70,000	90,617
		261,697

TOTAL CONSUMER DISCRETIONARY		691,306

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 5.085% 5/25/48	60,000	76,265
PepsiCo, Inc. 2.375% 10/6/26	220,000	230,403
		306,668
Food & Staples Retailing - 0.1%
Kroger Co. 4.65% 1/15/48	30,000	33,439
Sysco Corp. 3.3% 2/15/50	50,000	50,453
		83,892
Food Products - 0.5%
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,435
3.95% 3/15/25	100,000	108,564
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	32,597
4.85% 11/1/28	55,000	63,906
5.4% 11/1/48	22,000	27,837
General Mills, Inc. 2.6% 10/12/22	50,000	51,481
H.J. Heinz Co. 3.95% 7/15/25	169,000	175,833
Tyson Foods, Inc.:
4% 3/1/26	40,000	44,656
5.1% 9/28/48	40,000	52,161
		565,470

TOTAL CONSUMER STAPLES		956,030

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 3.337% 12/15/27	150,000	157,799
Halliburton Co.:
2.92% 3/1/30	80,000	78,430
5% 11/15/45	86,000	92,338
		328,567
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.:
3.25% 4/15/22	72,000	73,435
4.375% 10/15/28	50,000	52,590
ConocoPhillips Co. 6.5% 2/1/39	95,000	139,068
Encana Corp. 6.5% 2/1/38	20,000	21,962
Equinor ASA 3.625% 9/10/28	70,000	78,995
Exxon Mobil Corp.:
2.019% 8/16/24	170,000	173,767
3.043% 3/1/26	80,000	86,160
Kinder Morgan, Inc. 4.3% 3/1/28	183,000	204,232
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	100,929
MPLX LP:
4.5% 4/15/38	48,000	48,511
4.875% 12/1/24	152,000	168,600
4.9% 4/15/58	50,000	49,996
Noble Energy, Inc. 4.95% 8/15/47	74,000	76,910
Occidental Petroleum Corp.:
2.9% 8/15/24	130,000	131,757
3.4% 4/15/26	140,000	143,216
4.3% 8/15/39	4,000	3,841
4.4% 8/15/49	4,000	3,806
4.5% 7/15/44	150,000	143,228
ONEOK, Inc. 7.5% 9/1/23	119,000	139,807
Valero Energy Corp. 3.4% 9/15/26	50,000	53,379
Western Gas Partners LP:
3.1% 2/1/25	40,000	39,973
4.05% 2/1/30	50,000	49,253
Williams Partners LP:
3.75% 6/15/27	26,000	27,272
4.3% 3/4/24	149,000	161,318
		2,172,005

TOTAL ENERGY		2,500,572

FINANCIALS - 9.4%
Banks - 4.2%
Bank of America Corp.:
3.004% 12/20/23 (a)	200,000	207,252
3.55% 3/5/24 (a)	250,000	263,249
3.974% 2/7/30 (a)	35,000	39,677
4.183% 11/25/27	95,000	105,516
4.271% 7/23/29 (a)	60,000	69,047
4.33% 3/15/50 (a)	50,000	64,022
Bank of Nova Scotia 4.5% 12/16/25	85,000	96,030
Barclays PLC:
3.2% 8/10/21	200,000	203,521
3.932% 5/7/25 (a)	200,000	212,708
Citigroup, Inc.:
3.142% 1/24/23 (a)	50,000	51,258
3.2% 10/21/26	191,000	203,344
4.65% 7/23/48	65,000	86,061
HSBC Holdings PLC 4.292% 9/12/26 (a)	250,000	275,174
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	107,923
JPMorgan Chase & Co.:
3.559% 4/23/24 (a)	285,000	301,114
4.203% 7/23/29 (a)	30,000	34,555
4.452% 12/5/29 (a)	185,000	215,705
4.95% 6/1/45	92,000	123,584
Lloyds Bank PLC 4.45% 5/8/25	200,000	223,343
Mitsubishi UFJ Financial Group, Inc. 2.801% 7/18/24	200,000	208,922
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (a)(b)	200,000	201,722
Oesterreichische Kontrollbank 2.875% 9/7/21	20,000	20,531
PNC Financial Services Group, Inc. 2.2% 11/1/24	80,000	82,350
Royal Bank of Canada 2.55% 7/16/24	100,000	103,976
Royal Bank of Scotland Group PLC 3.875% 9/12/23	200,000	212,713
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	200,000	203,884
3.936% 10/16/23	120,000	129,741
U.S. Bancorp 3.9% 4/26/28	94,000	109,996
Westpac Banking Corp. 4.11% 7/24/34 (a)	200,000	218,919
		4,375,837
Capital Markets - 1.8%
Citigroup Funding, Inc. 2.976% 11/5/30 (a)	290,000	305,079
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	102,639
3.7% 5/30/24	100,000	103,832
4.25% 10/14/21	148,000	152,719
Goldman Sachs Group, Inc.:
4.411% 4/23/39 (a)	90,000	107,074
6.75% 10/1/37	180,000	257,919
Intercontinental Exchange, Inc. 3.75% 9/21/28	20,000	22,366
Morgan Stanley:
2.699% 1/22/31 (a)	360,000	371,298
3.625% 1/20/27	268,000	294,123
3.737% 4/24/24 (a)	200,000	212,410
		1,929,459
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	156,607
American Express Co. 3.4% 2/22/24	80,000	85,552
Capital One Financial Corp. 3.8% 1/31/28	244,000	266,256
Discover Financial Services:
3.85% 11/21/22	141,000	149,115
4.5% 1/30/26	102,000	113,578
John Deere Capital Corp.:
3.35% 6/12/24	140,000	150,647
3.45% 3/7/29	60,000	67,867
		989,622
Diversified Financial Services - 1.7%
AXA Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	112,453
5% 4/20/48	16,000	18,139
BP Capital Markets America, Inc.:
3.216% 11/28/23	120,000	126,203
3.224% 4/14/24	100,000	106,011
3.796% 9/21/25	50,000	55,252
Brixmor Operating Partnership LP 4.125% 5/15/29	9,000	10,049
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	30,843
2.6% 11/15/29	20,000	20,753
3.4% 11/15/49	20,000	22,056
Export Development Canada 2.625% 2/21/24	100,000	106,166
KfW:
2.375% 12/29/22	863,000	896,877
2.625% 2/28/24	230,000	244,668
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	32,324
		1,781,794
Insurance - 0.7%
ACE INA Holdings, Inc. 3.35% 5/3/26	144,000	158,926
American International Group, Inc.:
4.5% 7/16/44	127,000	155,760
5.75% 4/1/48 (a)	60,000	66,375
Aon PLC 4.75% 5/15/45	68,000	86,562
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	73,084
Lincoln National Corp. 3.8% 3/1/28	76,000	85,129
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	44,246
Progressive Corp. 4.2% 3/15/48	10,000	12,655
Prudential Financial, Inc. 4.35% 2/25/50	70,000	81,642
		764,379

TOTAL FINANCIALS		9,841,091

HEALTH CARE - 2.7%
Biotechnology - 0.8%
AbbVie, Inc.:
2.6% 11/21/24 (c)	10,000	10,334
2.95% 11/21/26 (c)	10,000	10,484
3.2% 11/21/29 (c)	20,000	21,095
3.6% 5/14/25	180,000	194,171
4.05% 11/21/39 (c)	10,000	11,045
4.25% 11/21/49 (c)	10,000	11,274
4.7% 5/14/45	50,000	58,965
4.875% 11/14/48	120,000	147,675
Amgen, Inc.:
3.375% 2/21/50	30,000	30,523
4.4% 5/1/45	90,000	104,470
Gilead Sciences, Inc. 3.65% 3/1/26	175,000	192,626
		792,662
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3.363% 6/6/24	54,000	57,434
Medtronic, Inc. 4.375% 3/15/35	157,000	200,718
		258,152
Health Care Providers & Services - 0.9%
Aetna, Inc. 4.75% 3/15/44	40,000	46,638
Anthem, Inc.:
3.7% 9/15/49	10,000	10,265
4.101% 3/1/28	100,000	111,944
Cigna Corp.:
3.75% 7/15/23	24,000	25,550
4.125% 11/15/25	12,000	13,351
4.375% 10/15/28	20,000	22,748
4.8% 8/15/38	69,000	82,974
4.8% 7/15/46 (c)	60,000	72,212
4.9% 12/15/48	19,000	23,573
CVS Health Corp.:
4.3% 3/25/28	150,000	167,858
4.78% 3/25/38	42,000	49,533
5.05% 3/25/48	60,000	73,844
UnitedHealth Group, Inc.:
2.375% 8/15/24	50,000	51,643
3.7% 8/15/49	20,000	22,465
6.875% 2/15/38	94,000	143,421
		918,019
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	155,007
Pharmaceuticals - 0.7%
AstraZeneca PLC 4.375% 8/17/48	66,000	84,858
Bristol-Myers Squibb Co.:
3.25% 2/20/23 (c)	130,000	136,655
3.4% 7/26/29 (c)	50,000	56,013
4.125% 6/15/39 (c)	50,000	60,805
4.55% 2/20/48 (c)	70,000	92,521
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	150,000	158,649
Merck & Co., Inc. 2.9% 3/7/24	150,000	158,612
		748,113

TOTAL HEALTH CARE		2,871,953

INDUSTRIALS - 1.6%
Air Freight & Logistics - 0.3%
FedEx Corp.:
3.25% 4/1/26	152,000	162,130
4.95% 10/17/48	78,000	88,934
United Parcel Service, Inc. 3.75% 11/15/47	58,000	64,602
		315,666
Commercial Services & Supplies - 0.1%
Waste Management, Inc. 3.2% 6/15/26	50,000	54,218
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	137,000	141,359
Industrial Conglomerates - 0.1%
3M Co. 2.375% 8/26/29	86,000	88,182
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.4% 8/9/26	140,000	146,209
Caterpillar, Inc. 3.25% 9/19/49	50,000	54,431
Deere & Co. 2.875% 9/7/49	80,000	83,905
Parker Hannifin Corp. 2.7% 6/14/24	60,000	62,609
		347,154
Road & Rail - 0.5%
Canadian National Railway Co. 2.75% 3/1/26	141,000	149,733
CSX Corp. 4.5% 3/15/49	70,000	87,839
Norfolk Southern Corp. 2.9% 6/15/26	100,000	106,812
Union Pacific Corp.:
3.839% 3/20/60 (c)	132,000	143,847
3.95% 9/10/28	25,000	28,349
		516,580
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.75% 2/1/22	138,000	142,063
4.625% 10/1/28	52,000	58,861
		200,924

TOTAL INDUSTRIALS		1,664,083

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.2%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	196,548
Electronic Equipment & Components - 0.5%
Corning, Inc. 5.35% 11/15/48	20,000	25,832
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (c)	144,000	154,248
4.42% 6/15/21 (c)	156,000	160,689
4.9% 10/1/26 (c)	30,000	33,651
5.3% 10/1/29 (c)	80,000	92,168
8.35% 7/15/46 (c)	34,000	46,196
		512,784
IT Services - 0.4%
Fiserv, Inc.:
3.5% 7/1/29	40,000	43,720
4.4% 7/1/49	120,000	142,379
IBM Corp. 3.45% 2/19/26	166,000	181,777
The Western Union Co. 2.85% 1/10/25	20,000	20,566
		388,442
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	26,000	33,951
Intel Corp.:
2.45% 11/15/29	50,000	52,002
3.7% 7/29/25	140,000	154,964
		240,917
Software - 0.5%
Microsoft Corp. 3.7% 8/8/46	186,000	224,939
Oracle Corp. 2.65% 7/15/26	242,000	255,494
		480,433
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.7% 9/11/22	120,000	121,485
2.95% 9/11/49	90,000	94,566
3.85% 5/4/43	177,000	211,331
Xerox Corp. 4.5% 5/15/21	131,000	133,306
		560,688

TOTAL INFORMATION TECHNOLOGY		2,379,812

MATERIALS - 0.7%
Chemicals - 0.6%
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	21,726
4.725% 11/15/28	20,000	23,129
LYB International Finance BV 4% 7/15/23	135,000	144,775
LYB International Finance II BV 3.5% 3/2/27	90,000	97,654
Nutrien Ltd.:
4.2% 4/1/29	6,000	6,820
5% 4/1/49	11,000	13,691
Sherwin-Williams Co. 4.5% 6/1/47	54,000	64,817
The Dow Chemical Co.:
3.15% 5/15/24	30,000	31,842
4.8% 5/15/49	40,000	46,927
5.55% 11/30/48	30,000	37,821
The Mosaic Co. 4.25% 11/15/23	131,000	140,433
		629,635
Containers & Packaging - 0.0%
International Paper Co. 4.35% 8/15/48	30,000	33,198
Metals & Mining - 0.1%
Newmont Corp. 5.45% 6/9/44	50,000	67,124

TOTAL MATERIALS		729,957

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp. 3.15% 7/15/23	100,000	104,202
ERP Operating LP 4.5% 7/1/44	50,000	65,124
Kimco Realty Corp. 2.8% 10/1/26	150,000	157,391
Simon Property Group LP:
2.75% 6/1/23	75,000	77,635
3.375% 12/1/27	75,000	82,379
Ventas Realty LP 4.875% 4/15/49	80,000	103,579
Welltower, Inc. 3.95% 9/1/23	162,000	174,083
		764,393
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	28,561

TOTAL REAL ESTATE		792,954

UTILITIES - 1.1%
Electric Utilities - 0.7%
Eversource Energy 2.9% 10/1/24	70,000	73,186
Georgia Power Co. 3.25% 3/30/27	80,000	86,275
Indiana Michigan Power Co. 3.85% 5/15/28	60,000	68,055
Northern States Power Co. 2.9% 3/1/50	110,000	113,110
PPL Capital Funding, Inc.:
3.1% 5/15/26	80,000	84,816
4% 9/15/47	30,000	33,662
PPL Electric Utilities Corp. 3% 10/1/49	30,000	31,131
Southern Co. 3.25% 7/1/26	70,000	75,201
Southwestern Electric Power Co. 2.75% 10/1/26	50,000	52,555
Tampa Electric Co. 4.45% 6/15/49	35,000	44,382
		662,373
Gas Utilities - 0.1%
AGL Capital Corp. 3.25% 6/15/26	50,000	54,012
Southern Co. Gas Capital Corp. 2.45% 10/1/23	70,000	71,960
		125,972
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 3.85% 2/1/24	65,000	70,226
Consolidated Edison Co. of New York, Inc. 3.875% 6/15/47	44,000	50,376
NiSource Finance Corp. 3.95% 3/30/48	52,000	57,536
Sempra Energy:
3.4% 2/1/28	26,000	28,046
3.8% 2/1/38	30,000	33,618
4% 2/1/48	86,000	95,185
		334,987

TOTAL UTILITIES		1,123,332

TOTAL NONCONVERTIBLE BONDS
(Cost $23,872,396)		25,875,505

U.S. Government and Government Agency Obligations - 43.3%
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
1.625% 10/15/24	$70,000	$71,981
1.75% 7/2/24	220,000	227,083
2.875% 9/12/23	150,000	160,043
Federal Home Loan Bank:
1.5% 8/15/24	50,000	51,156
2.5% 2/13/24	80,000	84,613
2.625% 10/1/20	300,000	302,529
3.25% 11/16/28	10,000	11,539
Freddie Mac:
1.5% 2/12/25	120,000	122,581
2.375% 1/13/22	253,000	259,438

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,290,963

U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
2% 2/15/50	206,000	222,432
2.25% 8/15/46	6,000	6,733
2.25% 8/15/49	316,000	359,191
2.375% 11/15/49	15,000	17,510
2.5% 2/15/45	410,000	479,107
2.5% 2/15/46	89,000	104,373
2.5% 5/15/46	83,000	97,470
2.75% 8/15/42	41,000	49,807
2.75% 11/15/42	4,000	4,860
2.75% 11/15/47	23,000	28,500
2.875% 5/15/43	218,000	270,354
2.875% 8/15/45	110,000	137,363
2.875% 5/15/49	162,000	207,556
3% 5/15/42	13,000	16,420
3% 11/15/44	667,000	847,246
3% 5/15/45	1,275,000	1,623,882
3% 11/15/45	54,000	68,974
3% 5/15/47	87,000	112,322
3% 2/15/48	271,000	351,601
3% 8/15/48	28,000	36,477
3% 2/15/49	20,000	26,166
3.125% 11/15/41	75,000	96,398
3.125% 2/15/43	149,000	191,902
3.125% 8/15/44	1,023,000	1,324,465
3.125% 5/15/48	57,000	75,719
3.375% 5/15/44	198,000	266,186
3.375% 11/15/48	32,000	44,573
3.625% 8/15/43	332,000	461,506
3.625% 2/15/44	136,000	189,550
3.75% 8/15/41	48,000	67,159
3.75% 11/15/43	597,000	846,061
3.875% 8/15/40	20,000	28,315
4.375% 11/15/39	24,000	35,934
4.375% 5/15/40	45,000	67,653
4.5% 2/15/36	89,000	129,606
4.5% 5/15/38	321,000	481,161
5% 5/15/37	10,000	15,598
U.S. Treasury Notes:
1.125% 7/31/21	29,000	29,051
1.125% 9/30/21	209,000	209,498
1.25% 3/31/21	173,000	173,345
1.25% 8/31/24	511,000	518,445
1.375% 8/31/20	35,000	35,023
1.375% 9/15/20	14,000	14,012
1.375% 9/30/20	11,000	11,007
1.375% 1/31/22	1,593,000	1,607,125
1.375% 1/31/25	982,000	1,003,366
1.375% 8/31/26	476,000	486,338
1.5% 5/31/20	19,000	19,002
1.5% 8/31/21	897,000	903,798
1.5% 9/30/21	949,000	956,822
1.5% 10/31/21	950,000	958,535
1.5% 11/30/21	1,319,000	1,331,829
1.5% 8/15/22	299,000	303,473
1.5% 9/15/22	69,000	70,067
1.5% 9/30/24	905,000	928,438
1.5% 10/31/24	556,000	570,617
1.5% 11/30/24	573,000	588,422
1.5% 8/15/26	574,000	590,839
1.5% 1/31/27	397,000	409,003
1.625% 10/15/20	110,000	110,262
1.625% 6/30/21	929,000	936,403
1.625% 12/31/21	944,000	955,874
1.625% 8/31/22	180,000	183,263
1.625% 11/15/22	379,000	386,432
1.625% 12/15/22	243,000	247,964
1.625% 10/31/26	215,000	223,113
1.625% 11/30/26	136,000	141,174
1.625% 8/15/29	618,000	645,206
1.75% 11/15/20	223,000	223,897
1.75% 7/31/21	889,000	898,341
1.75% 6/15/22	173,000	176,379
1.75% 7/15/22	551,000	562,063
1.75% 6/30/24	251,000	259,824
1.75% 7/31/24	661,000	684,677
1.75% 12/31/24	707,000	734,507
1.75% 12/31/26	188,000	196,761
1.75% 11/15/29	85,000	89,748
1.875% 7/31/22	90,000	92,102
1.875% 6/30/26	88,000	92,627
1.875% 7/31/26	238,000	250,579
2% 1/15/21	27,000	27,205
2% 10/31/22	7,000	7,205
2% 5/31/24	108,000	112,852
2% 11/15/26	110,000	116,836
2.125% 5/31/21	281,000	284,776
2.125% 5/15/22	168,000	172,463
2.125% 12/31/22	140,000	144,845
2.125% 3/31/24	269,000	282,051
2.125% 5/31/26	37,000	39,480
2.25% 3/31/20	60,000	60,038
2.25% 3/31/21	84,000	85,063
2.25% 4/30/21	462,000	468,353
2.25% 4/15/22	255,000	262,152
2.25% 4/30/24	309,000	325,778
2.25% 3/31/26	92,000	98,756
2.25% 2/15/27	134,000	144,835
2.25% 8/15/27	535,000	580,747
2.25% 11/15/27	100,000	108,746
2.375% 4/30/20	29,000	29,043
2.375% 4/15/21	10,000	10,145
2.375% 3/15/22	234,000	240,956
2.375% 2/29/24	867,000	916,615
2.375% 5/15/27	22,000	24,020
2.375% 5/15/29	276,000	306,112
2.5% 5/31/20	8,000	8,021
2.5% 6/30/20	1,000	1,004
2.5% 12/31/20	54,000	54,603
2.5% 1/31/21	1,000	1,013
2.5% 2/28/21	141,000	142,966
2.5% 1/15/22	743,000	764,564
2.5% 2/15/22	636,000	655,428
2.5% 3/31/23	163,000	170,997
2.5% 1/31/24	495,000	525,183
2.625% 8/31/20	16,000	16,101
2.625% 5/15/21	138,000	140,631
2.625% 6/15/21	655,000	668,279
2.625% 7/15/21	35,000	35,767
2.625% 12/15/21	470,000	483,990
2.625% 6/30/23	10,000	10,567
2.625% 12/31/23	800,000	851,563
2.625% 12/31/25	5,000	5,463
2.625% 2/15/29	233,000	262,917
2.75% 9/30/20	16,000	16,139
2.75% 5/31/23	142,000	150,409
2.75% 7/31/23	232,000	246,391
2.75% 8/31/23	85,000	90,402
2.75% 6/30/25	82,000	89,633
2.75% 2/15/28	492,000	554,865
2.875% 10/31/20	28,000	28,308
2.875% 10/15/21	222,000	228,807
2.875% 11/15/21	157,000	162,084
2.875% 9/30/23	177,000	189,279
2.875% 10/31/23	712,000	762,424
2.875% 11/30/23	244,000	261,642
2.875% 5/31/25	10,000	10,983
2.875% 11/30/25	31,000	34,271
2.875% 5/15/28	323,000	368,321
2.875% 8/15/28	889,000	1,016,516
3% 10/31/25	74,000	82,218
3.125% 11/15/28	770,000	898,945

TOTAL U.S. TREASURY OBLIGATIONS		44,039,147

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $42,709,438)		45,330,110

U.S. Government Agency - Mortgage Securities - 25.8%
Fannie Mae - 10.1%
2.5% 9/1/31 to 1/1/50	1,103,372	1,133,727
3% 8/1/32 to 1/1/50	3,204,649	3,340,518
4% 6/1/34 to 4/1/49	2,014,222	2,142,793
4.5% 1/1/48 to 3/1/49	971,630	1,040,759
5% 4/1/25 to 3/1/49	304,187	329,611
5.5% 1/1/49	252,728	277,372
3.5% 6/1/21 to 7/1/49	2,226,822	2,342,053

TOTAL FANNIE MAE		10,606,833

Freddie Mac - 5.9%
2.5% 8/1/23 to 12/1/49	385,983	395,922
3% 11/1/26 to 1/1/50	1,339,590	1,390,146
3.5% 2/1/34 to 9/1/49	2,767,517	2,892,552
4% 10/1/34 to 7/1/49	987,284	1,055,619
4.5% 9/1/48 to 5/1/49	325,962	347,973
5% 2/1/49 to 10/1/49	120,791	130,701

TOTAL FREDDIE MAC		6,212,913

Ginnie Mae - 7.2%
2.5% 12/20/49	99,759	102,442
3% 7/20/42 to 3/20/50	1,970,897	2,047,097
3% 3/1/50 (d)	200,000	206,647
3% 4/1/50 (d)	100,000	103,218
3.5% 2/20/46 to 12/20/49	2,286,041	2,400,673
3.5% 3/1/50 (d)	50,000	51,800
3.5% 3/1/50 (d)	150,000	155,400
4% 4/20/47 to 2/20/50	1,402,364	1,475,222
4.5% 8/20/48 to 4/20/49	612,158	646,997
5% 12/20/47 to 3/20/49	235,248	253,076
5.5% 12/20/48	63,303	68,247

TOTAL GINNIE MAE		7,510,819

Uniform Mortgage Backed Securities - 2.6%
2.5% 3/1/35 (d)	100,000	102,641
2.5% 3/1/50 (d)	100,000	101,975
3% 3/1/35 (d)	100,000	103,568
3% 3/1/50 (d)	450,000	463,405
3% 3/1/50 (d)	300,000	308,937
3% 3/1/50 (d)	500,000	514,895
3.5% 3/1/35 (d)	100,000	104,741
3.5% 3/1/50 (d)	400,000	415,366
4% 3/1/50 (d)	200,000	210,663
4% 3/1/50 (d)	350,000	368,660

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,694,851

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $26,221,507)		27,025,416

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$20,000	$20,397
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	17,220
TOTAL ASSET-BACKED SECURITIES
(Cost $34,990)		37,617

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	107,706
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	84,836
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	54,791
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	69,681
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,876	125,116
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	79,686
Class A5, 3.0161% 9/15/52	75,000	81,235
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	200,000	210,553
Series K057 Class A2, 2.57% 7/25/26	80,000	84,877
Series K080 Class A2, 3.926% 7/25/28	60,000	70,252
Series K-1510 Class A2, 3.718% 1/25/31	41,000	48,193
Series K068 Class A2, 3.244% 8/25/27	70,000	77,604
Series K094 Class A2, 2.903% 6/25/29	110,000	121,451
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	107,907
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	108,846
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	31,756
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	80,330
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	28,692
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	76,426
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,543,086)		1,649,938

Municipal Securities - 0.2%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	60,000	103,036
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	99,450
TOTAL MUNICIPAL SECURITIES
(Cost $168,995)		202,486

Foreign Government and Government Agency Obligations - 2.6%
Alberta Province 2.95% 1/23/24	$110,000	$117,878
Chilean Republic 3.25% 9/14/21	134,000	136,638
Colombian Republic 4.5% 3/15/29	200,000	225,938
Hungarian Republic:
5.375% 2/21/23	134,000	147,233
5.375% 3/25/24	32,000	36,360
Italian Republic 2.375% 10/17/24	200,000	200,844
Manitoba Province 2.6% 4/16/24	180,000	190,253
Ontario Province 2.3% 6/15/26	107,000	113,765
Panamanian Republic 4% 9/22/24	120,000	129,788
Peruvian Republic 7.35% 7/21/25	113,000	144,252
Polish Government:
3.25% 4/6/26	53,000	57,373
5% 3/23/22	136,000	145,180
Province of Quebec 2.375% 1/31/22	350,000	358,876
United Mexican States:
3.25% 4/16/30	200,000	205,300
3.75% 1/11/28	200,000	214,188
4% 10/2/23	128,000	136,760
Uruguay Republic 4.375% 1/23/31	128,116	147,373
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,569,728)		2,707,999

Supranational Obligations - 2.2%
Asian Development Bank:
2.5% 11/2/27	156,000	171,702
2.75% 3/17/23	540,000	568,877
European Investment Bank:
1.375% 5/15/23	320,000	324,254
2% 12/15/22	470,000	483,027
2.25% 6/24/24	50,000	52,634
2.875% 8/15/23	90,000	95,817
3.125% 12/14/23	90,000	97,090
Inter-American Development Bank:
1.75% 3/14/25	66,000	68,309
2.25% 6/18/29	30,000	32,664
3.125% 9/18/28	60,000	69,305
International Bank for Reconstruction & Development:
1.5% 8/28/24	50,000	51,115
1.625% 1/15/25	63,000	64,793
1.875% 6/19/23	20,000	20,590
2.5% 3/19/24	120,000	127,333
2.75% 7/23/21	130,000	133,059
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,285,616)		2,360,569
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.60% (e)
(Cost $3,728,246)	3,727,583	3,728,329
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $103,134,002)		108,917,969
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(4,181,092)
NET ASSETS - 100%		$104,736,877

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 3/1/50	$(100,000)	$(103,323)
3% 4/1/50	(100,000)	(103,218)
TOTAL TBA SALE COMMITMENTS
(Proceeds $205,285)		$(206,541)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,113,237 or 1.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,245
Total	$15,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$25,875,505	$--	$25,875,505	$--
U.S. Government and Government Agency Obligations	45,330,110	--	45,330,110	--
U.S. Government Agency - Mortgage Securities	27,025,416	--	27,025,416	--
Asset-Backed Securities	37,617	--	37,617	--
Commercial Mortgage Securities	1,649,938	--	1,649,938	--
Municipal Securities	202,486	--	202,486	--
Foreign Government and Government Agency Obligations	2,707,999	--	2,707,999	--
Supranational Obligations	2,360,569	--	2,360,569	--
Money Market Funds	3,728,329	3,728,329	--	--
Total Investments in Securities:	$108,917,969	$3,728,329	$105,189,640	$--
Other Financial Instruments:
TBA Sale Commitments	$(206,541)	$--	$(206,541)	$--
Total Other Financial Instruments:	$(206,541)	$--	$(206,541)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,405,756)	$105,189,640
Fidelity Central Funds (cost $3,728,246)	3,728,329
Total Investment in Securities (cost $103,134,002)		$108,917,969
Receivable for investments sold		1,642,275
Receivable for TBA sale commitments		205,285
Receivable for fund shares sold		934,765
Interest receivable		541,416
Distributions receivable from Fidelity Central Funds		2,484
Total assets		112,244,194
Liabilities
Payable for investments purchased
Regular delivery	$3,555,528
Delayed delivery	3,198,629
TBA sale commitments, at value	206,541
Payable for fund shares redeemed	528,509
Distributions payable	9,860
Accrued management fee	8,250
Total liabilities		7,507,317
Net Assets		$104,736,877
Net Assets consist of:
Paid in capital		$98,615,592
Total accumulated earnings (loss)		6,121,285
Net Assets		$104,736,877
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($104,736,877 ÷ 9,637,331 shares)		$10.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$1,139,340
Income from Fidelity Central Funds		15,245
Total income		1,154,585
Expenses
Management fee	$44,436
Independent trustees' fees and expenses	137
Commitment fees	96
Total expenses before reductions	44,669
Expense reductions	(440)
Total expenses after reductions		44,229
Net investment income (loss)		1,110,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	417,654
Total net realized gain (loss)		417,654
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,672,416
Fidelity Central Funds	1
Delayed delivery commitments	(1,256)
Total change in net unrealized appreciation (depreciation)		1,671,161
Net gain (loss)		2,088,815
Net increase (decrease) in net assets resulting from operations		$3,199,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,110,356	$1,638,254
Net realized gain (loss)	417,654	220,962
Change in net unrealized appreciation (depreciation)	1,671,161	4,069,183
Net increase (decrease) in net assets resulting from operations	3,199,171	5,928,399
Distributions to shareholders	(1,490,760)	(1,569,840)
Share transactions - net increase (decrease)	26,131,654	45,527,609
Total increase (decrease) in net assets	27,840,065	49,886,168
Net Assets
Beginning of period	76,896,812	27,010,644
End of period	$104,736,877	$76,896,812

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainability Bond Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.132	.307	.058
Net realized and unrealized gain (loss)	.208	.680	.018
Total from investment operations	.340	.987	.076
Distributions from net investment income	(.132)	(.295)	(.056)
Distributions from net realized gain	(.048)	(.002)	–
Total distributions	(.180)	(.297)	(.056)
Net asset value, end of period	$10.87	$10.71	$10.02
Total ReturnC,D	3.22%	10.04%	.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	2.52%G	3.03%	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$104,737	$76,897	$8,474
Portfolio turnover rateH	72%G	89%	36%I

 A For the period June 19, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Sustainability Bond Index (formerly Institutional Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period September 1, 2018 through November 2, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,874,017
Gross unrealized depreciation	(14,826)
Net unrealized appreciation (depreciation)	$5,859,191
Tax cost	$103,057,522

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	16,969,575	5,565,269

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Sustainability Bond Index Fund	$96

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $440.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Investor Class	$–	$35,504
Premium Class	–	146,609
Fidelity Sustainability Bond Index Fund	1,490,760	1,387,727
Total	$1,490,760	$1,569,840

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Investor Class
Shares sold	–	84,410	$–	$836,365
Reinvestment of distributions	–	3,394	–	33,559
Shares redeemed	–	(1,014,700)	–	(10,019,953)
Net increase (decrease)	–	(926,896)	$–	$(9,150,029)
Premium Class
Shares sold	–	2,427,060	$–	$24,273,720
Reinvestment of distributions	–	14,658	–	144,812
Shares redeemed	–	(3,364,631)	–	(33,067,044)
Net increase (decrease)	–	(922,913)	$–	$(8,648,512)
Fidelity Sustainability Bond Index Fund
Shares sold	4,185,945	6,828,772	$44,467,829	$68,347,600
Reinvestment of distributions	132,592	129,597	1,408,604	1,332,131
Shares redeemed	(1,859,708)	(625,453)	(19,744,779)	(6,353,581)
Net increase (decrease)	2,458,829	6,332,916	$26,131,654	$63,326,150

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Fidelity Sustainability Bond Index Fund	.10%
Actual		$1,000.00	$1,032.20	$.51
Hypothetical-C		$1,000.00	$1,024.37	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainability Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

July 2019 Contract Approval. At its July 2019 meeting, the Board voted to approve an amended and restated management contract to implement a comprehensive unitary fee for the fund (New Contract). In reaching its conclusion to approve the New Contract, the Board considered that it had received and reviewed certain information and made certain findings in connection with its initial approval of the Advisory Contracts at its January 2018 meeting and considered how, if at all, the approval of the New Contract would change its prior conclusions. The Board considered that the New Contract would implement a comprehensive unitary fee set at the fund's current expense contract level and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board considered that, although the proposed unitary fee rate was higher than the fund's current management fee rate, the fund would no longer pay operating expenses under separate agreements and there would be no change to the fund's current total expense ratio. The Board also noted that the New Contract would not change the investment processes, the level or nature of services provided, the resources and personnel allocated, or trading and compliance operations. Based on its evaluation, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure in the New Contract is fair and reasonable, and that the New Contract should be approved.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Sustainability Bond Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the period. The Board considered that there are no ESG funds in the Total Mapped Group and that the Total Mapped Group is dominated by bond index funds from Fidelity, among others, with lower management fees. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board considered that, as a result of its approval of the New Contract at the July 2019 meeting, the fund's management fee rate was increased from 0.09% to 0.10% effective August 1, 2019, but that the fund no longer paid operating expenses under separate agreements.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SBI-I-SANN-0420
1.9887302.101

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 2/29/20
0-30	29.7%
31-90	23.3%
91-180	4.8%
181-397	9.2%
> 397	33.0%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	54.7%
U.S. Government and Government Agency Obligations	3.7%
Bank Notes	3.2%
Certificates of Deposit	12.3%
Commercial Paper	24.6%
Cash and Cash Equivalents	1.6%
Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 26.2%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 54.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.9%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.3094% 4/1/21 (a)(b)(c)	$750,000	$751,998
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 2.1569% 9/1/21 (b)(c)	81,000	81,161
		833,159
Media - 0.5%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.2394% 10/1/20 (b)(c)	179,000	179,349
3 month U.S. LIBOR + 0.440% 2.3494% 10/1/21 (b)(c)	220,000	220,980
		400,329

TOTAL COMMUNICATION SERVICES		1,233,488

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 3.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 1.9231% 2/12/21 (b)(c)	350,000	350,501
3 month U.S. LIBOR + 0.260% 2.1536% 6/16/20 (b)(c)	500,000	500,023
3 month U.S. LIBOR + 0.280% 2.0991% 10/19/20 (b)(c)	300,000	300,324
3.15% 1/8/21	46,000	46,724
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.500% 2.2073% 8/13/21 (a)(b)(c)	400,000	402,115
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 2.411% 11/5/21 (a)(b)(c)	250,000	250,799
3 month U.S. LIBOR + 0.900% 2.5918% 2/15/22 (a)(b)(c)	450,000	454,128
2.7% 8/3/20 (a)	400,000	401,570
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 2.728% 4/9/21 (b)(c)	250,000	250,846
		2,957,030
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 1.9318% 5/18/20 (b)(c)	350,000	350,175
The Coca-Cola Co. 3.15% 11/15/20	300,000	303,223
		653,398
Food Products - 0.4%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.5521% 10/22/20 (b)(c)	67,000	67,008
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (b)(c)	250,000	250,892
		317,900
Tobacco - 0.8%
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	200,829
Philip Morris International, Inc. 1.875% 2/25/21	500,000	500,909
		701,738

TOTAL CONSUMER STAPLES		1,673,036

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 1.9328% 11/24/20 (b)(c)	350,000	350,259
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.0218% 8/16/22 (b)(c)	350,000	351,197
MPLX LP 3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	21,000	21,060
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	65,000	65,390
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	75,000	75,224
Shell International Finance BV 2.125% 5/11/20	250,000	250,130
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	61,000	60,762
		1,174,022
FINANCIALS - 40.6%
Banks - 28.0%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 2.2291% 1/19/21 (a)(b)(c)	900,000	901,751
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 2.4791% 7/21/21 (b)(c)	500,000	500,571
2.328% 10/1/21 (b)	750,000	752,928
2.369% 7/21/21 (b)	600,000	601,735
2.738% 1/23/22 (b)	350,000	353,438
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.1141% 7/26/21 (b)(c)	350,000	350,383
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 2.2905% 9/10/21 (b)(c)	250,000	250,900
3 month U.S. LIBOR + 0.570% 2.5166% 3/26/22 (b)(c)	300,000	302,007
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.3091% 7/20/20 (a)(b)(c)	1,000,000	1,002,117
1.96% 7/21/21 (a)	350,000	352,934
2.5% 4/13/21 (a)	400,000	405,050
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.3079% 1/11/21 (b)(c)	500,000	499,458
2.65% 1/11/21	400,000	403,335
BB&T Corp. 2.625% 6/29/20	250,000	250,607
Bbva U.S.A. 3 month U.S. LIBOR + 0.730% 2.6184% 6/11/21 (b)(c)	500,000	502,270
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.1316% 8/7/21 (a)(b)(c)	300,000	301,097
BPCE SA:
3 month U.S. LIBOR + 0.300% 2.1378% 1/14/22 (a)(b)(c)	350,000	350,421
3.145% 7/31/20 (a)	300,000	302,161
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.0833% 5/1/20 (b)(c)	500,000	500,144
3 month U.S. LIBOR + 0.600% 2.2946% 5/20/22 (b)(c)	350,000	350,942
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 2.8605% 6/10/20 (a)(b)(c)	400,000	400,884
2.75% 6/10/20 (a)	400,000	401,532
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.1091% 4/16/21 (b)(c)	1,000,000	1,024,319
2.75% 3/26/20	250,000	250,133
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.2918% 5/18/21 (b)(c)	500,000	500,428
3 month U.S. LIBOR + 0.650% 2.5373% 9/11/21 (b)(c)	400,000	400,368
HSBC U.S.A., Inc. 2.75% 8/7/20	400,000	401,920
Huntington Bancshares, Inc. 3.15% 3/14/21	400,000	405,212
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 2.985% 6/7/21 (b)(c)	250,000	252,432
3 month U.S. LIBOR + 1.200% 2.9795% 10/29/20 (b)(c)	250,000	251,543
2.75% 6/23/20	300,000	300,779
JPMorgan Chase Bank 3 month U.S. LIBOR + 0.340% 2.1341% 4/26/21 (b)(c)	1,250,000	1,250,830
KeyCorp 2.9% 9/15/20	300,000	302,272
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.2316% 5/7/21 (b)(c)	200,000	200,956
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.4441% 7/26/21 (b)(c)	453,000	455,663
3 month U.S. LIBOR + 0.700% 2.585% 3/7/22 (b)(c)	250,000	251,733
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.940% 2.5533% 2/28/22 (b)(c)	350,000	354,080
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 2.485% 3/7/22 (b)(c)	300,000	301,458
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.2373% 3/12/21 (b)(c)	250,000	250,587
3 month U.S. LIBOR + 0.430% 2.315% 12/9/22 (b)(c)	350,000	351,693
1.743% 2/24/23 (b)	250,000	251,515
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.2241% 4/26/21 (b)(c)	500,000	502,239
3 month U.S. LIBOR + 0.830% 2.664% 1/10/22 (b)(c)	250,000	252,606
RBS Citizens NA 3 month U.S. LIBOR + 0.570% 2.2166% 5/26/20 (b)(c)	700,000	700,711
Regions Bank 3 month U.S. LIBOR + 0.500% 2.2073% 8/13/21 (b)(c)	350,000	350,182
Royal Bank of Canada 3 month U.S. LIBOR + 0.400% 2.1941% 1/25/21 (b)(c)	300,000	300,563
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.2126% 10/16/20 (b)(c)	250,000	250,282
SunTrust Banks, Inc. 3 month U.S. LIBOR + 0.500% 2.2941% 10/26/21 (b)(c)	300,000	300,800
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.1528% 5/24/21 (b)(c)	700,000	702,765
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.1596% 9/17/20 (b)(c)	250,000	250,179
3 month U.S. LIBOR + 0.270% 2.1696% 3/17/21 (b)(c)	250,000	250,285
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.061% 1/27/23 (b)(c)	400,000	399,966
2.5% 12/14/20	400,000	402,793
U.S. Bancorp 2.35% 1/29/21	350,000	352,265
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.250% 2.0509% 7/24/20 (b)(c)	250,000	250,179
Wells Fargo & Co. 3 month U.S. LIBOR + 0.880% 2.6821% 7/22/20 (b)(c)	500,000	501,456
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 2.1413% 1/15/21 (b)(c)	250,000	250,539
3 month U.S. LIBOR + 0.500% 2.3063% 7/23/21 (b)(c)	250,000	250,349
3 month U.S. LIBOR + 0.620% 2.2576% 5/27/22 (b)(c)	600,000	601,978
3.325% 7/23/21 (b)	550,000	553,684
		25,218,407
Capital Markets - 5.8%
Bank of New York, New York 3 month U.S. LIBOR + 0.280% 2.1801% 6/4/21 (b)(c)	400,000	400,036
Citigroup Funding, Inc. U.S. SOFR SEC OVRN FIN RATE INDX + 0.870% 2.454% 11/4/22 (b)(c)	302,000	303,797
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 1.9829% 2/4/22 (b)(c)	400,000	399,743
2.1% 11/12/21	250,000	252,489
Deutsche Bank AG New York Branch:
2.7% 7/13/20	300,000	300,741
3.15% 1/22/21	200,000	201,814
Goldman Sachs Bank U.S.A. U.S. SOFR SEC OVRN FIN RATE INDX + 0.600% 2.1834% 5/24/21 (b)(c)	350,000	350,232
Morgan Stanley:
3 month U.S. LIBOR + 0.980% 2.8736% 6/16/20 (b)(c)	400,000	401,093
3 month U.S. LIBOR + 1.180% 2.9991% 1/20/22 (b)(c)	400,000	402,767
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (b)(c)	400,000	400,708
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 2.3926% 6/10/22 (b)(c)	359,000	360,872
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.1933% 11/1/21 (b)(c)	400,000	400,703
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.465% 6/8/20 (a)(b)(c)	1,000,000	1,000,891
		5,175,886
Consumer Finance - 3.3%
American Express Co.:
3 month U.S. LIBOR + 0.620% 2.3146% 5/20/22 (b)(c)	350,000	351,217
3% 2/22/21	259,000	262,283
3.375% 5/17/21	300,000	305,857
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	300,000	301,945
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.430% 2.1933% 11/2/20 (b)(c)	250,000	249,029
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.170% 2.048% 10/9/20 (b)(c)	250,000	250,262
3 month U.S. LIBOR + 0.420% 2.254% 7/10/20 (b)(c)	350,000	350,512
2.875% 3/12/21	350,000	354,638
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 1.8323% 8/13/21 (b)(c)	278,000	277,802
3 month U.S. LIBOR + 0.150% 2.028% 10/9/20 (b)(c)	250,000	250,194
		2,953,739
Diversified Financial Services - 0.6%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 2.4066% 6/25/21 (a)(b)(c)	99,000	99,390
Capital One Bank U.S.A. NA 2.014% 1/27/23 (b)	400,000	403,178
		502,568
Insurance - 2.9%
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.1605% 12/29/21 (b)(c)	120,000	120,107
3.5% 12/29/20	64,000	64,956
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	350,000	350,693
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.15% 9/7/20 (a)(b)(c)	200,000	200,350
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.1456% 1/13/23 (a)(b)(c)	267,000	267,669
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 2.43% 1/15/21 (a)(b)(c)	300,000	301,572
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.1278% 1/17/23 (a)(b)(c)	200,000	200,508
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	279,000	279,218
3 month U.S. LIBOR + 0.280% 2.0991% 1/21/22 (a)(b)(c)	250,000	250,823
3 month U.S. LIBOR + 0.320% 2.0574% 8/6/21 (a)(b)(c)	118,000	118,449
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.2179% 7/13/20 (a)(b)(c)	250,000	250,088
3 month U.S. LIBOR + 0.520% 2.4805% 6/28/21 (a)(b)(c)	250,000	251,302
		2,655,735

TOTAL FINANCIALS		36,506,335

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 2.346% 11/21/22 (a)(b)(c)	350,000	353,346
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	188,000	188,117
Health Care Providers & Services - 0.9%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 2.5496% 9/17/21 (b)(c)	101,000	101,028
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (b)(c)	250,000	250,700
2.8% 7/20/20	450,000	451,306
		803,034
Pharmaceuticals - 0.9%
AstraZeneca PLC 2.375% 11/16/20	400,000	402,470
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 2.5766% 6/25/21 (a)(b)(c)	400,000	400,866
		803,336

TOTAL HEALTH CARE		2,147,833

INDUSTRIALS - 1.9%
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.1041% 8/8/22 (b)(c)	320,000	321,684
Machinery - 1.6%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.100% 2.0025% 6/19/20 (b)(c)	400,000	400,046
3 month U.S. LIBOR + 0.200% 1.9131% 11/12/21 (b)(c)	249,000	248,731
3 month U.S. LIBOR + 0.250% 1.8966% 8/26/20 (b)(c)	300,000	300,479
3 month U.S. LIBOR + 0.300% 2.185% 3/8/21 (b)(c)	274,000	274,488
2.65% 5/17/21	182,000	184,558
		1,408,302

TOTAL INDUSTRIALS		1,729,986

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.9%
IBM Corp. 2.8% 5/13/21	500,000	509,587
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 2.0791% 1/20/21 (b)(c)	350,000	350,748
		860,335
UTILITIES - 1.0%
Electric Utilities - 0.7%
Duke Energy Corp. 2.1% 6/15/20 (a)	350,000	350,568
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (b)(c)	338,000	337,547
		688,115
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.3466% 6/25/21 (b)(c)	250,000	251,050

TOTAL UTILITIES		939,165

TOTAL NONCONVERTIBLE BONDS
(Cost $49,082,222)		49,221,230

U.S. Treasury Obligations - 3.7%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 1.6497% 4/30/21 (b)(c)	$500,000	$500,051
1.75% 12/31/20	1,450,000	1,457,135
1.75% 7/31/21	925,000	934,720
1.875% 11/30/21	400,000	406,516
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,278,539)		3,298,422

Bank Notes - 3.2%
BB&T Corp. 2.85% 4/1/21	400,000	405,728
Capital One NA 2.95% 7/23/21	400,000	407,453
Fifth Third Bank, Cincinnati:
2.2% 10/30/20	350,000	351,049
2.25% 6/14/21	400,000	404,335
KeyBank NA 2.25% 3/16/20	400,000	400,062
PNC Bank NA 2.15% 4/29/21	264,000	266,347
RBS Citizens NA 2.25% 10/30/20	250,000	250,600
U.S. Bank NA, Cincinnati 1.8% 1/21/22	400,000	403,274
TOTAL BANK NOTES
(Cost $2,875,779)		2,888,848

Certificates of Deposit - 12.3%
Bank of Montreal yankee 3 month U.S. LIBOR + 0.040% 1.7438% 11/17/20 (b)(c)	400,000	399,999
Bank of Nova Scotia yankee:
3 month U.S. LIBOR + 0.090% 1.7846% 8/20/20 (b)(c)	250,000	250,104
3 month U.S. LIBOR + 0.090% 1.9955% 9/3/20 (b)(c)	400,000	400,161
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee:
1.9% 3/9/20	400,000	400,038
1.91% 3/12/20	250,000	250,032
Barclays Bank PLC yankee:
1.75% 5/4/20	350,000	350,110
1.9% 3/31/20	400,000	400,112
Goldman Sachs Bank U.S.A.:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 1.8163% 6/25/20 (b)(c)	350,000	350,087
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 1.8335% 2/16/21 (b)(c)	350,000	350,081
U.S. SOFR SEC OVRN FIN RATE INDX + 0.280% 1.8637% 8/21/20 (b)(c)	350,000	350,140
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 1.9738% 10/8/20 (b)(c)	400,000	400,443
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 1.9847% 11/5/20 (b)(c)	400,000	400,468
U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.0131% 2/26/21 (b)(c)	350,000	350,731
Mitsubishi UFJ Trust & Banking Corp. yankee 1 month U.S. LIBOR + 0.060% 1.7309% 6/12/20 (b)(c)	400,000	400,023
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.060% 1.7309% 6/10/20 (b)(c)	400,000	400,207
1 month U.S. LIBOR + 0.160% 1.8128% 5/13/20 (b)(c)	400,000	400,161
Natexis Banques Populaires New York Branch yankee:
1.81% 4/24/20	300,000	300,087
1.89% 3/5/20	400,000	400,019
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.080% 1.9705% 9/10/20 (b)(c)	350,000	350,126
Skandinaviska Enskilda Banken yankee 3 month U.S. LIBOR + 0.070% 1.904% 10/9/20 (b)(c)	400,000	400,143
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.060% 1.7309% 6/10/20 (b)(c)	400,000	400,049
1 month U.S. LIBOR + 0.090% 1.7519% 6/4/20 (b)(c)	400,000	400,073
1 month U.S. LIBOR + 0.200% 1.8696% 5/7/20 (b)(c)	400,000	400,139
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.120% 1.7594% 5/21/20 (b)(c)	400,000	400,115
1 month U.S. LIBOR + 0.150% 1.8209% 5/12/20 (b)(c)	400,000	400,117
3 month U.S. LIBOR + 0.020% 1.898% 7/8/20 (b)(c)	250,000	250,026
1.9% 3/25/20	400,000	400,103
1.98% 4/13/20	300,000	300,166
Svenska Handelsbanken, Inc. yankee:
1 month U.S. LIBOR + 0.050% 1.7153% 8/11/20 (b)(c)	400,000	400,020
3 month U.S. LIBOR + 0.040% 1.874% 10/9/20 (b)(c)	400,000	400,095
TOTAL CERTIFICATES OF DEPOSIT
(Cost $11,050,000)		11,054,175

Commercial Paper - 24.6%
American Electric Power Co., Inc.:
1.75% 3/2/20	350,000	349,951
1.75% 3/5/20	350,000	349,901
1.75% 3/11/20	350,000	349,799
1.75% 3/16/20	350,000	349,713
1.75% 3/25/20	350,000	349,555
1.76% 3/2/20	350,000	349,951
1.76% 3/12/20	350,000	349,782
1.76% 4/3/20	350,000	349,401
1.77% 3/4/20	250,000	249,941
Bell Canada yankee:
1.75% 3/27/20	350,000	349,514
1.88% 4/8/20	400,000	399,212
BPCE SA yankee:
1.88% 3/12/20	400,000	399,775
1.89% 3/31/20	400,000	399,446
Canadian Imperial Bank of Commerce yankee:
2.03% 3/16/20	250,000	249,817
2.06% 3/19/20	250,000	249,785
CommonSpirit Health 2% 5/13/20	350,000	348,914
Credit Suisse AG yankee 1.88% 3/11/20	300,000	299,844
Dominion Energy, Inc.:
1.75% 4/6/20	350,000	349,344
1.75% 4/7/20	350,000	349,327
1.77% 4/1/20	325,000	324,472
Duke Energy Corp.:
1.67% 3/4/20	350,000	349,919
1.67% 3/6/20	350,000	349,886
1.75% 4/8/20	350,000	349,309
Eversource Energy:
1.7% 3/2/20	350,000	349,950
1.75% 3/13/20	350,000	349,752
1.75% 3/20/20	350,000	349,643
1.77% 3/2/20	350,000	349,948
ING U.S. Funding LLC 1 month U.S. LIBOR + 0.120% 1.7909% 3/9/20 (b)(c)	350,000	350,284
Mitsubishi UFJ Trust & Banking Corp. yankee 1.7% 5/11/20	350,000	348,963
Rogers Communications, Inc. yankee 1.86% 3/10/20	400,000	399,792
Royal Bank of Canada:
1 month U.S. LIBOR + 0.130% 1.8009% 3/9/20 (b)(c)	500,000	500,031
1 month U.S. LIBOR + 0.180% 1.8385% 4/15/20 (b)(c)	350,000	350,083
3 month U.S. LIBOR + 0.090% 1.9901% 9/4/20 (b)(c)	400,000	400,160
Sempra Global:
1.73% 3/3/20	350,000	349,934
1.77% 3/4/20	447,000	446,895
1.77% 3/11/20	260,000	259,851
1.78% 3/19/20	350,000	349,661
1.78% 4/9/20	350,000	349,292
1.85% 4/2/20	250,000	249,581
1.85% 4/3/20	250,000	249,569
1.85% 4/7/20	250,000	249,519
2.1% 3/2/20	250,000	249,965
Sheffield Receivables Corp. yankee 1.68% 5/11/20 (Liquidity Facility Barclays Bank PLC)	400,000	398,710
Sumitomo Mitsui Trust Bank Ltd. yankee 1.93% 3/4/20	400,000	399,913
Svenska Handelsbanken AB yankee 1.995% 3/16/20	250,000	249,820
The Boeing Co. 2.02% 5/21/20	400,000	398,367
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 1.9089% 7/23/20 (b)(c)	400,000	400,396
3 month U.S. LIBOR + 0.020% 1.7541% 11/10/20 (b)(c)	400,000	400,027
3 month U.S. LIBOR + 0.050% 1.928% 10/9/20 (b)(c)	300,000	300,089
yankee 2.055% 5/5/20	400,000	398,910
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.050% 1.9594% 7/2/20 (b)(c)	400,000	400,079
TransCanada PipeLines Ltd.:
1.71% 3/2/20	254,000	253,964
1.75% 4/13/20	350,000	349,221
1.78% 5/20/20	400,000	398,355
1.84% 5/5/20	400,000	398,664
1.95% 4/14/20	600,000	598,635
2.07% 3/16/20	400,000	399,672
Tyson Foods, Inc. 1.75% 3/23/20	350,000	349,591
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 2.0063% 8/6/20 (b)(c)	400,000	400,196
3 month U.S. LIBOR + 0.100% 2.0001% 6/4/20 (b)(c)	250,000	250,082
yankee 2% 4/23/20	400,000	399,106
Ventas Realty LP:
1.7% 3/2/20	350,000	349,951
1.75% 3/5/20	350,000	349,901
TOTAL COMMERCIAL PAPER
(Cost $22,161,196)		22,163,080
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 1.60% (d)
(Cost $252,157)	252,106	252,157
	Maturity Amount	Value

Repurchase Agreements - 1.3%
With:
Mizuho Securities U.S.A., Inc. at:
2.16%, dated 2/18/20 due 8/17/20 (Collateralized by Corporate Obligations valued at $420,328, 3.32%, 4/19/30)	404,344	400,000
2.22%, dated 1/28/20 due 7/27/20 (Collateralized by U.S. Treasury Obligations valued at $255,537, 0%, 8/27/20)	252,790	250,000
2.53%, dated 9/18/19 due 3/18/20 (Collateralized by Corporate Obligations valued at $318,676, 3.32%, 4/19/30)	303,837	300,000
Morgan Stanley & Co., Inc. at 2.08%, dated 12/9/19 due 3/9/20 (Collateralized by Corporate Obligations valued at $271,393, 6.35%, 2/15/38)(b)(c)(e)	251,314	250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,200,000)		1,200,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $89,899,893)		90,077,912
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(113,053)
NET ASSETS - 100%		$89,964,859

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,857,064 or 13.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,574
Total	$36,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$49,221,230	$--	$49,221,230	$--
U.S. Government and Government Agency Obligations	3,298,422	--	3,298,422	--
Bank Notes	2,888,848	--	2,888,848	--
Certificates of Deposit	11,054,175	--	11,054,175	--
Commercial Paper	22,163,080	--	22,163,080	--
Money Market Funds	252,157	252,157	--	--
Repurchase Agreements	1,200,000	--	1,200,000	--
Total Investments in Securities:	$90,077,912	$252,157	$89,825,755	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.8%
Canada	9.7%
United Kingdom	5.9%
France	4.5%
Japan	1.5%
Bailiwick of Guernsey	1.4%
Netherlands	1.3%
Sweden	1.1%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,200,000) — See accompanying schedule: Unaffiliated issuers (cost $89,647,736)	$89,825,755
Fidelity Central Funds (cost $252,157)	252,157
Total Investment in Securities (cost $89,899,893)		$90,077,912
Cash		3,127
Receivable for fund shares sold		1,002,610
Interest receivable		238,717
Distributions receivable from Fidelity Central Funds		3,404
Total assets		91,325,770
Liabilities
Payable for fund shares redeemed	$1,349,312
Distributions payable	11,599
Total liabilities		1,360,911
Net Assets		$89,964,859
Net Assets consist of:
Paid in capital		$89,783,754
Total accumulated earnings (loss)		181,105
Net Assets		$89,964,859
Net Asset Value, offering price and redemption price per share ($89,964,859 ÷ 8,975,558 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$889,866
Income from Fidelity Central Funds		36,574
Total income		926,440
Expenses
Independent trustees' fees and expenses	$129
Commitment fees	92
Total expenses		221
Net investment income (loss)		926,219
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,648
Fidelity Central Funds	114
Total net realized gain (loss)		4,762
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	82,745
Fidelity Central Funds	(113)
Total change in net unrealized appreciation (depreciation)		82,632
Net gain (loss)		87,394
Net increase (decrease) in net assets resulting from operations		$1,013,613

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$926,219	$1,688,711
Net realized gain (loss)	4,762	1,294
Change in net unrealized appreciation (depreciation)	82,632	76,759
Net increase (decrease) in net assets resulting from operations	1,013,613	1,766,764
Distributions to shareholders	(926,395)	(1,749,517)
Share transactions
Proceeds from sales of shares	29,685,739	43,554,435
Reinvestment of distributions	625,533	292,082
Cost of shares redeemed	(16,026,025)	(19,158,737)
Net increase (decrease) in net assets resulting from share transactions	14,285,247	24,687,780
Total increase (decrease) in net assets	14,372,465	24,705,027
Net Assets
Beginning of period	75,592,394	50,887,367
End of period	$89,964,859	$75,592,394
Other Information
Shares
Sold	2,963,659	4,355,320
Issued in reinvestment of distributions	62,438	29,208
Redeemed	(1,599,815)	(1,915,969)
Net increase (decrease)	1,426,282	2,468,559

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.114	.275	.059
Net realized and unrealized gain (loss)	.010	.002	.007
Total from investment operations	.124	.277	.066
Distributions from net investment income	(.114)	(.287)	(.046)
Total distributions	(.114)	(.287)	(.046)
Net asset value, end of period	$10.02	$10.01	$10.02
Total ReturnC	1.25%	2.80%	.66%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	- %G
Expenses net of all reductionsF	- %G	-%	- %G
Net investment income (loss)	2.29%G	2.76%	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$89,965	$75,592	$50,887
Portfolio turnover rateH	24%G	12%	10%I

 A For the period May 31, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$182,977
Gross unrealized depreciation	(4,958)
Net unrealized appreciation (depreciation)	$178,019
Tax cost	$89,899,893

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	12,822,414	6,020,795

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Conservative Income Bond Fund	$92

During the period, there were no borrowings on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,012.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds. The Board noted that there was a portfolio management change for the fund in September 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZCI-SANN-0420
1.9887610.101

Fidelity® Series Corporate Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	4.8%
AA	2.1%
A	16.4%
BBB	65.1%
BB and Below	9.7%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	91.4%
U.S. Government and U.S. Government Agency Obligations	4.8%
Municipal Bonds	0.1%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 19.6%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
4.35% 3/1/29	$900,000	$1,024,643
4.5% 3/9/48	850,000	969,064
4.9% 6/15/42	250,000	294,845
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	696,579
Verizon Communications, Inc.:
3.125% 3/16/22	120,000	124,539
4.016% 12/3/29	800,000	929,938
		4,039,608
Entertainment - 0.3%
The Walt Disney Co. 4.75% 9/15/44	320,000	423,832
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	260,000	282,162
Media - 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	900,000	1,042,026
5.75% 4/1/48	100,000	119,252
Comcast Corp.:
3.125% 7/15/22	417,000	434,828
4.15% 10/15/28	1,075,000	1,245,893
4.7% 10/15/48	500,000	656,083
4.95% 10/15/58	60,000	81,981
COX Communications, Inc. 3.15% 8/15/24 (a)	100,000	105,368
Discovery Communications LLC 3.95% 3/20/28	600,000	652,165
Fox Corp.:
3.666% 1/25/22 (a)	2,000	2,083
4.03% 1/25/24 (a)	3,000	3,244
4.709% 1/25/29 (a)	4,000	4,690
5.476% 1/25/39 (a)	504,000	646,295
5.576% 1/25/49 (a)	3,000	4,033
Time Warner Cable, Inc.:
5.875% 11/15/40	500,000	597,938
7.3% 7/1/38	500,000	678,796
		6,274,675
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. 5% 3/15/44	270,000	348,438
Vodafone Group PLC:
4.375% 5/30/28	700,000	805,204
5.25% 5/30/48	300,000	378,615
		1,532,257

TOTAL COMMUNICATION SERVICES		12,552,534

CONSUMER DISCRETIONARY - 7.3%
Automobiles - 1.7%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	650,000	677,791
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	464,449
4.15% 6/19/23	400,000	424,375
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	700,000	807,876
		2,374,491
Hotels, Restaurants & Leisure - 2.6%
Marriott International, Inc. 2.125% 10/3/22	1,360,000	1,367,121
McDonald's Corp.:
3.625% 9/1/49	600,000	644,785
4.875% 12/9/45	470,000	597,171
Starbucks Corp.:
3.55% 8/15/29	250,000	280,647
3.8% 8/15/25	580,000	639,644
4% 11/15/28	100,000	114,951
		3,644,319
Household Durables - 0.6%
D.R. Horton, Inc. 2.5% 10/15/24	829,000	857,758
Multiline Retail - 0.7%
Dollar Tree, Inc.:
4% 5/15/25	500,000	549,470
4.2% 5/15/28	375,000	419,437
		968,907
Specialty Retail - 1.7%
AutoZone, Inc. 3.125% 4/18/24	600,000	632,868
Lowe's Companies, Inc.:
3.65% 4/5/29	475,000	526,629
4.375% 9/15/45	159,000	186,709
4.55% 4/5/49	300,000	367,513
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	81,779
3.9% 6/1/29	490,000	557,511
4.35% 6/1/28	75,000	86,485
		2,439,494

TOTAL CONSUMER DISCRETIONARY		10,284,969

CONSUMER STAPLES - 5.2%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.6% 4/15/48	700,000	836,951
4.9% 1/23/31	525,000	637,813
Molson Coors Beverage Co. 3% 7/15/26	541,000	565,545
		2,040,309
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	141,909
Food Products - 1.2%
Conagra Brands, Inc.:
3.8% 10/22/21	50,000	51,974
4.6% 11/1/25	70,000	78,308
4.85% 11/1/28	750,000	871,442
H.J. Heinz Co. 3.75% 4/1/30 (a)	740,000	752,025
		1,753,749
Tobacco - 2.4%
Altria Group, Inc.:
4.25% 8/9/42	14,000	14,254
4.8% 2/14/29	607,000	694,404
BAT Capital Corp. 3.557% 8/15/27	700,000	738,972
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	524,801
3.75% 7/21/22 (a)	900,000	940,409
Reynolds American, Inc. 4.45% 6/12/25	425,000	469,242
		3,382,082

TOTAL CONSUMER STAPLES		7,318,049

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Alberta Energy Co. Ltd. 8.125% 9/15/30	409,000	515,081
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	103,250
Canadian Natural Resources Ltd. 6.25% 3/15/38	375,000	484,820
Cenovus Energy, Inc. 4.25% 4/15/27	1,100,000	1,179,158
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	538,883
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	497,750
5.125% 5/15/29	450,000	442,125
Enbridge, Inc. 4.5% 6/10/44	250,000	289,683
Encana Corp. 5.15% 11/15/41	136,000	132,412
Energy Transfer Partners LP:
3.75% 5/15/30	54,000	54,726
4.25% 3/15/23	450,000	476,576
4.95% 6/15/28	650,000	716,286
Enterprise Products Operating LP 5.1% 2/15/45	375,000	449,701
Hess Corp. 6% 1/15/40	575,000	643,217
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	344,076
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (b)(c)	92,000	92,552
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (b)(c)	107,000	107,320
2.6% 8/13/21	28,000	28,357
2.7% 8/15/22	25,000	25,475
2.9% 8/15/24	83,000	84,122
3.2% 8/15/26	11,000	11,200
4.3% 8/15/39	5,000	4,801
4.4% 8/15/49	5,000	4,757
Petroleos Mexicanos:
6.49% 1/23/27 (a)	75,000	78,563
6.875% 8/4/26	75,000	81,555
Phillips 66 Co. 4.875% 11/15/44	300,000	361,039
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	1,119,000	1,219,032
The Williams Companies, Inc. 4.55% 6/24/24	400,000	438,247
Western Gas Partners LP:
4.05% 2/1/30	670,000	659,992
5.375% 6/1/21	700,000	721,318
		10,786,074
FINANCIALS - 31.1%
Banks - 17.6%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	267,355
4.75% 10/12/23 (a)	1,000,000	1,088,320
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	216,203
Bank of America Corp.:
2.456% 10/22/25 (b)	625,000	640,710
3.004% 12/20/23 (b)	450,000	466,318
3.95% 4/21/25	1,100,000	1,200,612
4.271% 7/23/29 (b)	700,000	805,548
Barclays PLC 3.65% 3/16/25	1,000,000	1,060,918
BNP Paribas SA:
3.052% 1/13/31 (a)(b)	875,000	897,345
4.25% 10/15/24	750,000	817,832
BPCE SA:
2.375% 1/14/25 (a)	1,400,000	1,420,563
4.875% 4/1/26 (a)	200,000	224,693
Citigroup, Inc.:
2.876% 7/24/23 (b)	750,000	769,606
4.075% 4/23/29 (b)	600,000	677,560
4.4% 6/10/25	400,000	445,128
4.45% 9/29/27	1,200,000	1,356,214
4.5% 1/14/22	100,000	105,131
Citizens Financial Group, Inc. 4.35% 8/1/25	165,000	183,732
Credit Agricole SA 2.375% 1/22/25 (a)	650,000	665,704
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25	1,150,000	1,243,248
Danske Bank A/S 3.001% 9/20/22 (a)(b)	540,000	547,980
Discover Bank 2.45% 9/12/24	350,000	357,846
Fifth Third Bancorp 8.25% 3/1/38	300,000	500,406
JPMorgan Chase & Co.:
3.882% 7/24/38 (b)	475,000	544,415
4.203% 7/23/29 (b)	600,000	691,103
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	100,000	102,783
Rabobank Nederland:
3.75% 7/21/26	300,000	325,391
4.625% 12/1/23	750,000	815,223
Regions Financial Corp. 3.8% 8/14/23	10,000	10,764
Royal Bank of Scotland Group PLC:
6% 12/19/23	600,000	672,718
6.1% 6/10/23	450,000	497,889
Societe Generale:
3% 1/22/30 (a)	430,000	436,950
3.875% 3/28/24 (a)	700,000	750,498
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	666,553
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	100,000	101,537
SunTrust Banks, Inc. 3.2% 4/1/24	100,000	105,884
Wells Fargo & Co. 2.164% 2/11/26 (b)	730,000	738,759
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,100,000	1,108,420
ZB, National Association 3.5% 8/27/21	250,000	256,930
Zions Bancorp NA 3.25% 10/29/29	850,000	890,821
		24,675,610
Capital Markets - 3.5%
Ares Capital Corp.:
3.25% 7/15/25	575,000	578,651
4.25% 3/1/25	75,000	79,657
Deutsche Bank AG New York Branch 4.25% 10/14/21	500,000	515,943
Goldman Sachs Group, Inc.:
4.223% 5/1/29 (b)	900,000	1,020,607
5.25% 7/27/21	100,000	104,960
Morgan Stanley:
4.35% 9/8/26	1,085,000	1,214,596
4.431% 1/23/30 (b)	111,000	128,909
5% 11/24/25	552,000	636,966
UBS Group AG 3 month U.S. LIBOR + 1.460% 3.126% 8/13/30 (a)(b)(c)	613,000	650,060
		4,930,349
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	903,700
Ally Financial, Inc. 4.125% 2/13/22	700,000	726,957
Capital One Financial Corp.:
3.2% 2/5/25	700,000	740,343
3.9% 1/29/24	124,000	132,759
Discover Financial Services:
3.75% 3/4/25	600,000	645,616
3.85% 11/21/22	100,000	105,755
4.1% 2/9/27	50,000	54,610
Ford Motor Credit Co. LLC:
3.096% 5/4/23	300,000	301,165
3.813% 10/12/21	500,000	510,106
4.271% 1/9/27	400,000	396,654
5.596% 1/7/22	700,000	738,585
GE Capital International Funding Co. 2.342% 11/15/20	300,000	300,819
Synchrony Financial:
3.95% 12/1/27	75,000	80,484
4.375% 3/19/24	407,000	438,611
		6,076,164
Diversified Financial Services - 2.5%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	700,000	787,171
Brixmor Operating Partnership LP 3.85% 2/1/25	100,000	108,242
DH Europe Finance II SARL:
2.6% 11/15/29	531,000	550,988
3.4% 11/15/49	650,000	716,830
General Electric Capital Corp. 5.875% 1/14/38	475,000	609,174
Voya Financial, Inc.:
3.125% 7/15/24	75,000	79,332
3.65% 6/15/26	600,000	663,785
		3,515,522
Insurance - 3.2%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 2.428% 9/20/21 (a)(b)(c)	200,000	200,099
3.6% 4/9/29 (a)	700,000	760,760
American International Group, Inc. 3.9% 4/1/26	950,000	1,051,084
Hartford Financial Services Group, Inc. 4.3% 4/15/43	275,000	336,591
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,960
4.375% 3/15/29	10,000	11,654
4.9% 3/15/49	434,000	581,897
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	375,352
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	68,136
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	109,217
Protective Life Global Funding 3.397% 6/28/21 (a)	150,000	153,859
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	678,900
Willis Group North America, Inc. 3.6% 5/15/24	186,000	200,305
		4,539,814

TOTAL FINANCIALS		43,737,459

HEALTH CARE - 9.2%
Biotechnology - 1.0%
AbbVie, Inc.:
2.95% 11/21/26 (a)	875,000	917,345
3.375% 11/14/21	200,000	206,047
4.25% 11/21/49 (a)	300,000	338,207
		1,461,599
Health Care Providers & Services - 3.4%
Centene Corp.:
4.25% 12/15/27 (a)	125,000	128,600
4.625% 12/15/29 (a)	195,000	208,650
4.75% 1/15/25 (a)	100,000	102,535
Cigna Corp.:
3.2% 9/17/20	100,000	100,750
3.4% 9/17/21	18,000	18,467
3.75% 7/15/23	925,000	984,741
4.125% 11/15/25	4,000	4,450
4.375% 10/15/28	561,000	638,078
4.8% 8/15/38	307,000	369,173
4.9% 12/15/48	7,000	8,685
CVS Health Corp.:
4.3% 3/25/28	500,000	559,527
4.78% 3/25/38	600,000	707,615
HCA Holdings, Inc.:
5.125% 6/15/39	217,000	252,434
5.25% 6/15/49	240,000	279,002
UnitedHealth Group, Inc. 4.75% 7/15/45	350,000	449,519
		4,812,226
Pharmaceuticals - 4.8%
Actavis Funding SCS 4.55% 3/15/35	75,000	89,537
AstraZeneca PLC 6.45% 9/15/37	385,000	569,131
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	700,000	779,199
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	479,000	522,854
3.9% 2/20/28 (a)	460,000	522,492
4.125% 6/15/39 (a)	138,000	167,821
4.25% 10/26/49 (a)	480,000	617,456
4.55% 2/20/48 (a)	425,000	561,735
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	100,000	104,848
5.022% 8/28/23 (b)	700,000	749,761
5.65% 8/28/28 (b)	575,000	658,638
Mylan NV 4.55% 4/15/28	1,004,000	1,127,794
Perrigo Finance PLC 3.5% 12/15/21	200,000	204,813
		6,676,079

TOTAL HEALTH CARE		12,949,904

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 4.03% 10/15/47	375,000	447,067
Airlines - 0.8%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	214,164	222,322
Delta Air Lines, Inc. 3.4% 4/19/21	500,000	509,185
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	165,000	169,290
United Airlines, Inc. 4.55% 2/25/33	210,648	241,859
		1,142,656
Commercial Services & Supplies - 0.1%
Waste Management, Inc. 2.95% 6/15/24	197,000	207,937
Electrical Equipment - 0.1%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	79,831
Industrial Conglomerates - 0.7%
Roper Technologies, Inc. 3.65% 9/15/23	900,000	963,476
Machinery - 1.1%
Caterpillar, Inc. 3.25% 9/19/49	545,000	593,294
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	900,000	982,999
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.1936% 9/15/21 (b)(c)	14,000	14,004
		1,590,297
Road & Rail - 1.7%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (a)	700,000	752,963
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	640,132
CSX Corp. 4.3% 3/1/48	425,000	513,482
Norfolk Southern Corp. 5.1% 8/1/18	375,000	492,329
		2,398,906
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.25% 1/15/23	25,000	25,187
2.3% 2/1/25	850,000	850,203
3.5% 1/15/22	100,000	102,805
4.25% 2/1/24	364,000	392,379
		1,370,574

TOTAL INDUSTRIALS		8,200,744

INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	100,000	103,006
6.02% 6/15/26 (a)	675,000	790,512
		893,518
IT Services - 0.3%
Fiserv, Inc. 3.5% 7/1/29	271,000	296,203
The Western Union Co. 2.85% 1/10/25	59,000	60,669
		356,872
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc.:
4.185% 2/15/27	350,000	374,710
4.64% 2/6/24	942,000	1,031,242
		1,405,952
Software - 0.3%
Oracle Corp. 4% 11/15/47	375,000	453,712
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3.85% 8/4/46	500,000	596,347

TOTAL INFORMATION TECHNOLOGY		3,706,401

MATERIALS - 1.3%
Chemicals - 1.3%
LYB International Finance II BV 3.5% 3/2/27	550,000	596,776
Sherwin-Williams Co. 4.5% 6/1/47	375,000	450,115
The Dow Chemical Co.:
3.625% 5/15/26	625,000	680,384
4.55% 11/30/25	18,000	20,406
		1,747,681
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	59,827

TOTAL MATERIALS		1,807,508

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp. 2.4% 3/15/25	800,000	821,161
Hudson Pacific Properties LP 3.95% 11/1/27	700,000	774,782
Omega Healthcare Investors, Inc. 4.5% 1/15/25	600,000	654,028
Simon Property Group LP 2.45% 9/13/29	750,000	764,878
SITE Centers Corp. 4.625% 7/15/22	32,000	34,079
Ventas Realty LP 4.4% 1/15/29	650,000	746,905
Welltower, Inc.:
3.625% 3/15/24	10,000	10,766
4.125% 3/15/29	675,000	769,420
WP Carey, Inc.:
4.25% 10/1/26	450,000	507,020
4.6% 4/1/24	375,000	410,025
		5,493,064
Real Estate Management & Development - 0.5%
Mid-America Apartments LP 3.95% 3/15/29	100,000	114,449
Tanger Properties LP 3.125% 9/1/26	497,000	511,348
		625,797

TOTAL REAL ESTATE		6,118,861

UTILITIES - 7.9%
Electric Utilities - 3.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26	990,000	1,057,710
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	560,000	591,077
Edison International 3.55% 11/15/24	670,000	710,765
Exelon Corp. 5.1% 6/15/45	370,000	478,919
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (b)(c)	201,000	200,731
Nevada Power Co. 3.7% 5/1/29	75,000	84,985
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	1,100,000	1,148,473
3.25% 4/1/26	370,000	395,299
Xcel Energy, Inc. 3.5% 12/1/49	618,000	679,325
		5,347,284
Gas Utilities - 0.7%
Dominion Gas Holdings LLC 3% 11/15/29	582,000	608,495
Southern Co. Gas Capital Corp. 4.4% 5/30/47	325,000	396,814
		1,005,309
Independent Power and Renewable Electricity Producers - 0.7%
Emera U.S. Finance LP 3.55% 6/15/26	800,000	868,637
Multi-Utilities - 2.7%
Ameren Corp. 2.5% 9/15/24	1,000,000	1,030,167
Dominion Energy, Inc.:
3.071% 8/15/24 (b)	400,000	419,906
4.25% 6/1/28	775,000	883,972
NiSource, Inc.:
3.49% 5/15/27	100,000	108,870
3.65% 6/15/23	650,000	686,511
Sempra Energy 3.8% 2/1/38	600,000	672,360
		3,801,786

TOTAL UTILITIES		11,023,016

TOTAL NONCONVERTIBLE BONDS
(Cost $119,092,419)		128,485,519

U.S. Treasury Obligations - 4.8%
U.S. Treasury Bonds:
2.5% 2/15/46	$4,792,000	$5,619,743
3% 8/15/48	885,000	1,152,920
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,828,815)		6,772,663

Municipal Securities - 0.1%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $110,298)	75,000	128,795

Foreign Government and Government Agency Obligations - 0.3%
State of Qatar 3.375% 3/14/24 (a)	$200,000	$210,750
United Mexican States 3.25% 4/16/30	200,000	205,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $398,767)		416,050

Bank Notes - 1.5%
BBVA U.S.A.:
2.875% 6/29/22	$250,000	$257,392
3.5% 6/11/21	900,000	922,596
RBS Citizens NA 3.7% 3/29/23	800,000	852,335
TOTAL BANK NOTES
(Cost $1,975,089)		2,032,323
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 1.60% (d)
(Cost $3,480,892)	3,480,206	3,480,902
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $130,886,280)		141,316,252
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(790,082)
NET ASSETS - 100%		$140,526,170

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,052,360 or 16.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,294
Total	$49,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$128,485,519	$--	$128,485,519	$--
U.S. Government and Government Agency Obligations	6,772,663	--	6,772,663	--
Municipal Securities	128,795	--	128,795	--
Foreign Government and Government Agency Obligations	416,050	--	416,050	--
Bank Notes	2,032,323	--	2,032,323	--
Money Market Funds	3,480,902	3,480,902	--	--
Total Investments in Securities:	$141,316,252	$3,480,902	$137,835,350	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.4%
United Kingdom	5.0%
France	3.2%
Luxembourg	2.2%
Canada	2.1%
Ireland	2.0%
Netherlands	1.3%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $127,405,388)	$137,835,350
Fidelity Central Funds (cost $3,480,892)	3,480,902
Total Investment in Securities (cost $130,886,280)		$141,316,252
Cash		3,951
Receivable for investments sold		5,020,843
Receivable for fund shares sold		23,170
Interest receivable		1,353,197
Distributions receivable from Fidelity Central Funds		4,454
Total assets		147,721,867
Liabilities
Payable for fund shares redeemed	$7,194,453
Other payables and accrued expenses	1,244
Total liabilities		7,195,697
Net Assets		$140,526,170
Net Assets consist of:
Paid in capital		$129,771,235
Total accumulated earnings (loss)		10,754,935
Net Assets		$140,526,170
Net Asset Value, offering price and redemption price per share ($140,526,170 ÷ 12,675,459 shares)		$11.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$2,175,307
Income from Fidelity Central Funds		49,294
Total income		2,224,601
Expenses
Custodian fees and expenses	$2,034
Independent trustees' fees and expenses	201
Commitment fees	141
Total expenses before reductions	2,376
Expense reductions	(559)
Total expenses after reductions		1,817
Net investment income (loss)		2,222,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	539,324
Total net realized gain (loss)		539,324
Change in net unrealized appreciation (depreciation) on investment securities		3,461,651
Net gain (loss)		4,000,975
Net increase (decrease) in net assets resulting from operations		$6,223,759

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,222,784	$1,790,759
Net realized gain (loss)	539,324	250,057
Change in net unrealized appreciation (depreciation)	3,461,651	7,024,468
Net increase (decrease) in net assets resulting from operations	6,223,759	9,065,284
Distributions to shareholders	(2,682,171)	(1,802,163)
Share transactions
Proceeds from sales of shares	45,879,577	99,694,917
Reinvestment of distributions	2,682,170	1,802,152
Cost of shares redeemed	(22,042,578)	(8,580,182)
Net increase (decrease) in net assets resulting from share transactions	26,519,169	92,916,887
Total increase (decrease) in net assets	30,060,757	100,180,008
Net Assets
Beginning of period	110,465,413	10,285,405
End of period	$140,526,170	$110,465,413
Other Information
Shares
Sold	4,264,880	9,811,318
Issued in reinvestment of distributions	248,079	173,823
Redeemed	(2,029,960)	(826,373)
Net increase (decrease)	2,482,999	9,158,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Corporate Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.181	.377	.013
Net realized and unrealized gain (loss)	.289	.917	(.050)
Total from investment operations	.470	1.294	(.037)
Distributions from net investment income	(.182)	(.397)	(.013)
Distributions from net realized gain	(.038)	(.007)	–
Total distributions	(.220)	(.404)	(.013)
Net asset value, end of period	$11.09	$10.84	$9.95
Total ReturnC,D	4.41%	13.38%	(.37)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.01%	- %G,H
Expenses net of fee waivers, if any	- %G,H	.01%	- %G,H
Expenses net of all reductions	- %G,H	- %H	- %G,H
Net investment income (loss)	3.39%G	3.73%	3.11%G
Supplemental Data
Net assets, end of period (000 omitted)	$140,526	$110,465	$10,285
Portfolio turnover rateI	45%G	32%	43%J

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,311,913
Gross unrealized depreciation	(153,598)
Net unrealized appreciation (depreciation)	$10,158,315
Tax cost	$131,157,937

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	41,192,002	11,196,066

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Corporate Bond Fund	$141

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $559.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,044.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XBC-SANN-0420
1.9891232.101

Fidelity® SAI Total Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	54.7%
AAA	4.1%
AA	1.0%
A	5.4%
BBB	21.4%
BB and Below	13.7%
Not Rated	2.7%
Equities	0.1%
Short-Term Investments and Net Other Assets*	(3.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Corporate Bonds	32.7%
U.S. Government and U.S. Government Agency Obligations	54.7%
Asset-Backed Securities	3.4%
CMOs and Other Mortgage Related Securities	4.2%
Municipal Bonds	0.8%
Preferred Stock	0.1%
Other Investments	7.2%
Short-Term Investments and Net Other Assets (Liabilities)†	(3.1)%

 * Foreign investments - 13.8%

 ** Futures and Swaps - 2.9%

 *** Written options - (2.2)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$2,072,000	$1,926,277
3.375% 8/15/26		3,192,000	3,081,900
			5,008,177
Nonconvertible Bonds - 32.7%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
Altice Finco SA 7.625% 2/15/25 (b)		3,236,000	3,369,485
AT&T, Inc.:
2.45% 6/30/20		4,099,000	4,102,949
3% 6/30/22		4,553,000	4,697,411
3.4% 5/15/25		14,343,000	15,302,337
3.6% 2/17/23		15,282,000	16,094,433
3.6% 7/15/25		2,325,000	2,501,342
4.3% 2/15/30		5,781,000	6,622,427
4.45% 4/1/24		855,000	940,562
4.5% 3/9/48		7,500,000	8,550,565
6.2% 3/15/40		4,280,000	5,777,202
6.3% 1/15/38		6,048,000	8,350,595
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		574,000	590,646
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		10,800,000	11,394,000
7.5% 10/15/26 (b)		5,990,000	6,289,500
Century Telephone Enterprises, Inc. 6.875% 1/15/28		155,000	172,050
CenturyLink, Inc.:
5.125% 12/15/26 (b)		4,820,000	4,856,150
5.625% 4/1/25		1,655,000	1,725,338
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		1,004,000	1,010,526
Front Range BidCo, Inc.:
4% 3/1/27 (b)(c)		1,370,000	1,330,613
6.125% 3/1/28 (b)(c)		765,000	754,481
Frontier Communications Corp. 8% 4/1/27 (b)		2,135,000	2,215,063
GTH Finance BV 7.25% 4/26/23 (b)		1,105,000	1,231,898
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	5,800,000	6,436,653
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		1,520,000	896,800
Level 3 Financing, Inc.:
5.375% 1/15/24		4,123,000	4,112,775
5.375% 5/1/25		1,002,000	1,022,872
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		1,200,000	1,224,000
5% 10/19/25 (b)		360,000	404,550
Sable International Finance Ltd. 5.75% 9/7/27 (b)		680,000	708,900
SFR Group SA:
7.375% 5/1/26 (b)		6,349,000	6,658,196
8.125% 2/1/27 (b)		5,469,000	5,960,007
Sprint Capital Corp. 6.875% 11/15/28		2,750,000	3,275,085
Telecom Italia Capital SA:
6% 9/30/34		935,000	1,051,875
6.375% 11/15/33		530,000	614,365
Telecom Italia SpA 5.303% 5/30/24 (b)		5,150,000	5,497,625
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		365,000	382,607
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,200,000	4,431,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		355,000	373,416
Verizon Communications, Inc.:
4.862% 8/21/46		6,000,000	7,983,964
5.012% 4/15/49		3,325,000	4,593,879
5.5% 3/16/47		13,101,000	19,182,453
			182,690,595
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		3,554,000	4,380,286
5.95% 4/1/41		2,485,000	3,619,559
Netflix, Inc.:
4.875% 4/15/28		1,210,000	1,273,779
4.875% 6/15/30 (b)		615,000	648,087
5.375% 11/15/29 (b)		1,010,000	1,098,072
5.875% 11/15/28		1,565,000	1,759,530
6.375% 5/15/29		490,000	561,099
			13,340,412
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (b)		595,000	582,922
Media - 1.6%
Altice Financing SA:
5% 1/15/28 (b)		905,000	877,760
7.5% 5/15/26 (b)		8,782,000	9,265,010
Cablevision SA 6.5% 6/15/21 (b)		368,000	358,800
Cablevision Systems Corp. 5.875% 9/15/22		1,132,000	1,188,770
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,321,000	2,344,210
4.5% 8/15/30 (b)		1,520,000	1,537,100
5% 2/1/28 (b)		6,950,000	7,228,000
5.125% 5/1/27 (b)		4,043,000	4,203,507
5.5% 5/1/26 (b)		4,426,000	4,592,418
5.75% 2/15/26 (b)		4,058,000	4,219,103
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,864,515
4.908% 7/23/25		7,411,000	8,303,699
5.375% 5/1/47		18,624,000	21,429,550
6.484% 10/23/45		5,093,000	6,550,006
Comcast Corp.:
3.9% 3/1/38		1,904,000	2,221,549
4.6% 8/15/45		5,017,000	6,391,480
4.65% 7/15/42		4,483,000	5,636,672
6.45% 3/15/37		797,000	1,176,924
CSC Holdings LLC:
5.25% 6/1/24		1,554,000	1,678,320
5.5% 5/15/26 (b)		2,986,000	3,091,570
5.5% 4/15/27 (b)		1,468,000	1,545,070
7.5% 4/1/28 (b)		1,724,000	1,943,810
DISH DBS Corp.:
5.875% 11/15/24		4,644,000	4,763,490
7.75% 7/1/26		492,000	528,684
Fox Corp.:
3.666% 1/25/22 (b)		1,416,000	1,474,453
4.03% 1/25/24 (b)		2,489,000	2,691,725
4.709% 1/25/29 (b)		3,602,000	4,223,735
5.476% 1/25/39 (b)		3,552,000	4,554,840
5.576% 1/25/49 (b)		2,357,000	3,168,231
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		371,000	383,985
iHeartCommunications, Inc.:
6.375% 5/1/26		44,547	47,875
8.375% 5/1/27		80,742	87,682
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	2,004,358
2.125% 10/16/26 (Reg. S)	EUR	5,800,000	6,504,222
2.75% 4/13/23 (Reg. S)	EUR	3,200,000	3,712,536
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		6,520,000	6,536,300
6.875% 2/15/23 (b)		886,000	890,430
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		3,605,000	3,632,038
4.625% 7/15/24 (b)		1,350,000	1,391,783
5% 8/1/27 (b)		3,009,000	3,148,166
5.375% 4/15/25 (b)		2,341,000	2,401,468
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,563,050
4.5% 9/15/42		11,810,000	12,293,966
5.5% 9/1/41		4,708,000	5,506,488
5.875% 11/15/40		6,004,000	7,180,045
6.55% 5/1/37		17,014,000	22,164,590
7.3% 7/1/38		14,056,000	19,082,306
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,333,000	3,013,240
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		1,573,000	1,618,723
VTR Finance BV 6.875% 1/15/24 (b)		2,047,000	2,088,260
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		1,895,000	1,918,309
6% 1/15/27 (b)		2,034,000	2,143,328
Ziggo BV 5.5% 1/15/27 (b)		4,356,000	4,486,854
			244,853,003
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,448,486
Citizens Utilities Co. 7.05% 10/1/46		3,751,000	1,725,460
Comcel Trust 6.875% 2/6/24 (b)		1,411,000	1,442,748
Digicel Group Ltd. 6.75% 3/1/23 (b)		459,000	292,899
Intelsat Jackson Holdings SA:
8.5% 10/15/24 (b)		2,590,000	2,236,025
9.75% 7/15/25 (b)		3,280,000	2,892,550
Millicom International Cellular SA:
6% 3/15/25 (b)		1,657,000	1,697,907
6.625% 10/15/26 (b)		6,429,000	6,879,030
6.625% 10/15/26 (Reg. S)		200,000	214,000
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		241,000	274,966
MTS International Funding Ltd. 5% 5/30/23 (b)		186,000	198,090
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,765,000	2,889,480
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		307,000	322,350
Sprint Communications, Inc. 6% 11/15/22		9,134,000	9,797,128
Sprint Corp.:
7.125% 6/15/24		2,355,000	2,674,880
7.875% 9/15/23		9,272,000	10,600,956
T-Mobile U.S.A., Inc. 4.5% 2/1/26		1,472,000	1,491,798
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	724,278
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		200,000	197,000
Ypso Finance BIS SA 6% 2/15/28 (b)		2,250,000	2,160,675
			52,160,706
TOTAL COMMUNICATION SERVICES			493,627,638
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		1,312,000	1,357,018
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,692,000	1,776,667
			3,133,685
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.2% 7/13/20		7,331,000	7,355,364
4% 1/15/25		6,564,000	6,945,237
4.2% 3/1/21		9,534,000	9,724,680
4.25% 5/15/23		1,967,000	2,075,633
4.375% 9/25/21		17,407,000	17,992,478
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	2,530,000	2,722,722
			46,816,114
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		1,075,000	1,135,133
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,301,000	1,423,691
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		5,025,000	5,166,328
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,363,004
Laureate Education, Inc. 8.25% 5/1/25 (b)		3,740,000	3,964,886
Service Corp. International 5.125% 6/1/29		1,330,000	1,438,063
			16,491,105
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,065,000	1,066,012
5% 10/15/25 (b)		1,914,000	1,922,766
Aramark Services, Inc. 4.75% 6/1/26		2,622,000	2,713,770
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		8,891,000	8,731,140
Eldorado Resorts, Inc.:
6% 4/1/25		2,488,000	2,599,960
6% 9/15/26		350,000	379,750
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		5,465,000	5,833,888
Golden Nugget, Inc. 6.75% 10/15/24 (b)		4,745,000	4,660,539
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24		2,642,000	2,650,798
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	939,510
4.875% 4/1/27		555,000	567,488
Marriott Ownership Resorts, Inc. 4.75% 1/15/28 (b)		775,000	775,000
MCE Finance Ltd. 4.875% 6/6/25 (b)		4,542,000	4,564,654
NagaCorp Ltd. 9.375% 5/21/21 (b)		545,000	568,503
Scientific Games Corp. 5% 10/15/25 (b)		1,851,000	1,856,784
Stars Group Holdings BV 7% 7/15/26 (b)		4,505,000	4,842,875
Station Casinos LLC 5% 10/1/25 (b)		1,557,000	1,564,785
Studio City Co. Ltd. 7.25% 11/30/21 (b)		544,000	551,140
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		352,000	344,960
Times Square Hotel Trust 8.528% 8/1/26 (b)		618,839	730,933
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		1,987,000	2,070,067
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		1,871,000	1,939,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,717,000	1,652,613
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		3,620,000	3,612,905
5.5% 10/1/27 (b)		2,885,000	2,912,047
			60,052,375
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		280,000	285,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (b)(d)(e)		512,000	510,336
5.125% 7/15/23 (b)		1,656,000	1,672,560
7% 7/15/24 (b)		1,760,000	1,776,509
			4,245,005
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		3,896,000	4,008,688
3% 11/19/24		8,864,000	9,297,091
			13,305,779
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	3,539,000	5,143,743
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S)	GBP	2,450,000	3,184,983
			8,328,726
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		500,000	478,600
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(f)		245,000	30,471
The William Carter Co. 5.625% 3/15/27 (b)		1,450,000	1,542,691
			1,573,162
TOTAL CONSUMER DISCRETIONARY			154,424,551
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	15,402,778
4.9% 2/1/46		16,343,000	20,028,988
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	12,347,102
5.45% 1/23/39		9,200,000	11,983,184
5.55% 1/23/49		21,036,000	28,496,180
5.8% 1/23/59 (Reg. S)		22,287,000	31,485,643
Central American Bottling Corp. 5.75% 1/31/27 (b)		107,000	112,785
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	2,022,180
			121,878,840
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (b)		85,000	85,106
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		1,715,000	1,740,897
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		3,647,000	3,741,450
			5,567,453
Food Products - 0.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		938,000	933,310
Conagra Brands, Inc. 3.8% 10/22/21		2,253,000	2,341,968
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	876,148
JBS Investments II GmbH 7% 1/15/26 (b)		683,000	729,103
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,125,000	7,294,219
5.875% 7/15/24 (b)		10,055,000	10,231,164
6.75% 2/15/28 (b)		880,000	954,184
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		2,645,000	2,791,295
6.5% 4/15/29 (b)		5,215,000	5,656,711
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		778,000	809,766
4.875% 11/1/26 (b)		564,000	585,178
MHP SA 7.75% 5/10/24 (b)		430,000	451,500
Post Holdings, Inc.:
4.625% 4/15/30 (b)		305,000	300,605
5% 8/15/26 (b)		1,481,000	1,510,620
5.625% 1/15/28 (b)		915,000	956,367
5.75% 3/1/27 (b)		976,000	1,015,670
			37,437,808
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		697,000	718,489
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,569,101
3.875% 9/16/46		17,640,000	17,163,248
4% 1/31/24		2,326,000	2,515,481
4.25% 8/9/42		10,924,000	11,122,454
4.5% 5/2/43		7,299,000	7,597,664
4.8% 2/14/29		10,842,000	12,403,184
5.375% 1/31/44		13,161,000	15,451,537
5.95% 2/14/49		7,200,000	9,141,216
BAT International Finance PLC 3.95% 6/15/25 (b)		2,400,000	2,599,449
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		7,259,000	7,289,093
3.5% 7/26/26 (b)		8,121,000	8,523,824
3.75% 7/21/22 (b)		7,367,000	7,697,767
4.25% 7/21/25 (b)		6,702,000	7,284,464
Reynolds American, Inc.:
3.25% 6/12/20		1,188,000	1,192,421
4% 6/12/22		4,132,000	4,339,683
4.45% 6/12/25		11,691,000	12,908,026
5.7% 8/15/35		1,538,000	1,836,670
5.85% 8/15/45		12,953,000	15,494,284
6.15% 9/15/43		1,637,000	1,974,793
7.25% 6/15/37		1,835,000	2,432,072
			152,536,431
TOTAL CONSUMER STAPLES			318,139,021
ENERGY - 6.1%
Energy Equipment & Services - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		725,000	743,578
Borets Finance DAC 6.5% 4/7/22 (b)		374,000	387,324
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		6,854,000	7,142,039
6.5% 4/1/20		268,000	268,926
Halliburton Co.:
3.8% 11/15/25		3,553,000	3,896,852
4.85% 11/15/35		3,103,000	3,582,445
Jonah Energy LLC 7.25% 10/15/25 (b)		2,305,000	553,200
Nabors Industries, Inc. 5.75% 2/1/25		925,000	663,688
Noble Holding International Ltd.:
5.25% 3/15/42		686,000	178,360
7.875% 2/1/26 (b)		700,000	431,375
7.95% 4/1/25 (d)		2,747,000	1,034,712
8.95% 4/1/45 (d)		2,652,000	928,200
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		454,000	539,693
Summit Midstream Holdings LLC:
5.5% 8/15/22		735,000	629,344
5.75% 4/15/25		6,278,000	4,645,720
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		688,000	788,835
7.625% 11/7/24 (b)		335,000	384,831
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		380,000	385,776
U.S.A. Compression Partners LP:
6.875% 4/1/26		2,099,000	2,030,992
6.875% 9/1/27		715,000	692,692
Valaris PLC:
4.5% 10/1/24		2,296,000	964,320
5.2% 3/15/25		4,722,000	1,817,970
5.75% 10/1/44		2,831,000	865,239
Weatherford International Ltd. 11% 12/1/24 (b)		1,498,000	1,432,687
			34,988,798
Oil, Gas & Consumable Fuels - 5.8%
Amerada Hess Corp.:
7.125% 3/15/33		2,041,000	2,587,401
7.3% 8/15/31		2,651,000	3,391,662
California Resources Corp. 8% 12/15/22 (b)		5,965,000	1,371,950
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,857,692
5.85% 2/1/35		3,955,000	5,092,412
Cenovus Energy, Inc. 4.25% 4/15/27		12,993,000	13,928,001
Cheniere Energy Partners LP:
5.25% 10/1/25		8,928,000	8,950,499
5.625% 10/1/26		858,000	862,290
Chesapeake Energy Corp.:
7% 10/1/24		2,020,000	707,000
8% 1/15/25		3,299,000	989,700
8% 6/15/27		5,646,000	1,693,800
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,655,000	2,761,200
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		5,540,000	5,540,000
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		5,622,000	5,636,338
4.5% 6/1/25		1,708,000	1,903,859
Comstock Escrow Corp. 9.75% 8/15/26		5,011,000	4,196,713
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		2,410,000	2,229,130
5.75% 4/1/25		2,310,000	2,258,025
6.25% 4/1/23		2,490,000	2,365,998
CVR Energy, Inc. 5.25% 2/15/25 (b)		2,625,000	2,447,813
DCP Midstream LLC:
4.75% 9/30/21 (b)		4,113,000	4,089,145
5.85% 5/21/43 (b)(d)		9,176,000	8,258,400
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	1,998,964
5.125% 5/15/29		3,000,000	2,947,500
5.375% 7/15/25		3,234,000	3,387,680
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		3,046,000	1,707,283
9% 5/15/21 (b)		2,279,000	1,994,125
9.25% 3/31/22 (b)		4,146,000	3,316,800
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		3,487,913	3,385,456
Duke Energy Field Services 6.45% 11/3/36 (b)		4,987,000	5,099,208
EG Global Finance PLC:
6.75% 2/7/25 (b)		2,250,000	2,199,375
8.5% 10/30/25 (b)		3,905,000	4,020,979
El Paso Corp. 6.5% 9/15/20		5,858,000	6,005,752
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		3,283,000	3,489,213
Enable Midstream Partners LP 3.9% 5/15/24 (d)		1,542,000	1,577,958
Enbridge Energy Partners LP 4.2% 9/15/21		4,838,000	4,980,373
Enbridge, Inc.:
4% 10/1/23		5,655,000	6,048,450
4.25% 12/1/26		2,805,000	3,128,531
Energy Transfer Partners LP:
3.75% 5/15/30		4,728,000	4,791,569
4.2% 9/15/23		2,098,000	2,247,279
4.25% 3/15/23		2,044,000	2,164,714
4.5% 4/15/24		2,483,000	2,690,031
4.95% 6/15/28		7,159,000	7,889,068
5% 5/15/50		10,571,000	10,715,472
5.25% 4/15/29		4,040,000	4,537,199
5.8% 6/15/38		3,992,000	4,458,729
6% 6/15/48		2,599,000	2,918,989
6.25% 4/15/49		2,774,000	3,197,176
Enterprise Products Operating LP 3.75% 2/15/25		3,623,000	3,945,094
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(f)		1,739,000	1,026,010
EQT Corp.:
3.9% 10/1/27		1,366,000	891,315
6.125% 2/1/25		1,274,000	968,750
Frontera Energy Corp. 9.7% 6/25/23 (b)		902,000	933,570
GeoPark Ltd. 6.5% 9/21/24 (b)		640,000	641,700
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		616,000	640,640
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		3,618,000	3,712,973
7% 8/1/27		2,100,000	2,172,041
Hess Corp.:
4.3% 4/1/27		1,760,000	1,855,708
5.6% 2/15/41		2,958,000	3,197,368
5.8% 4/1/47		8,637,000	9,565,583
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		4,677,000	4,665,401
Hess Midstream Partners LP 5.125% 6/15/28 (b)		1,110,000	1,082,250
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)		2,161,000	1,707,190
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (b)		2,105,000	2,118,156
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,779,000	1,764,893
KazMunaiGaz National Co. 4.75% 4/24/25 (b)		167,000	182,448
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,972,187
3.5% 3/1/21		4,115,000	4,163,990
5.5% 3/1/44		15,589,000	18,633,637
6.55% 9/15/40		686,000	888,060
Kinder Morgan, Inc.:
5% 2/15/21 (b)		3,849,000	3,950,659
5.05% 2/15/46		1,762,000	2,003,341
5.55% 6/1/45		4,783,000	5,691,125
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,555,000	1,516,125
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,799,018
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		350,000	362,359
MEG Energy Corp.:
7% 3/31/24 (b)		1,206,000	1,142,685
7.125% 2/1/27 (b)		2,270,000	2,141,223
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (d)(e)		3,232,000	3,241,284
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (d)(e)		4,865,000	4,882,830
4.5% 7/15/23		3,588,000	3,874,374
4.8% 2/15/29		2,198,000	2,462,750
4.875% 12/1/24		4,860,000	5,390,751
5.5% 2/15/49		6,593,000	7,405,467
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		245,000	255,841
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		880,000	916,960
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		4,009,000	1,811,567
Occidental Petroleum Corp.:
2.6% 8/13/21		3,189,000	3,229,637
2.7% 8/15/22		2,818,000	2,871,575
2.9% 8/15/24		9,312,000	9,437,868
3.2% 8/15/26		1,253,000	1,275,732
3.5% 8/15/29		3,946,000	3,981,492
4.3% 8/15/39		575,000	552,080
4.4% 8/15/49		575,000	547,060
4.5% 7/15/44		17,494,000	16,704,184
4.85% 3/15/21		2,443,000	2,506,964
5.55% 3/15/26		8,636,000	9,756,627
6.45% 9/15/36		8,786,000	10,379,143
6.6% 3/15/46		10,444,000	12,678,975
7.5% 5/1/31		12,314,000	15,646,042
Pampa Holding SA 7.375% 7/21/23 (b)		612,000	536,456
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		259,000	256,410
5.375% 1/15/25 (b)		2,880,000	2,880,058
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,702,000	2,767,659
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,802,000	2,803,401
8.625% 2/1/22		375,000	409,688
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		58,001,000	61,988,569
5.999% 1/27/28		452,000	512,116
6.25% 3/17/24		1,140,000	1,289,974
6.9% 3/19/49		275,000	329,313
7.25% 3/17/44		16,350,000	20,163,332
8.75% 5/23/26		1,836,000	2,354,670
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,045,000	1,257,449
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		353,900	36,275
6% 5/16/24 (b)(f)		1,847,331	187,504
6% 11/15/26 (b)(f)		1,619,833	164,413
12.75% 2/17/22 (b)(f)		98,000	10,045
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.5384% 3/11/22 (d)(e)		515,000	532,260
2.5% 11/24/22 (Reg. S)	EUR	302,000	344,061
2.75% 4/21/27 (Reg. S)	EUR	1,655,000	1,676,878
3.5% 1/30/23		890,000	890,000
3.625% 11/24/25 (Reg. S)	EUR	899,000	1,009,199
3.75% 2/21/24 (Reg. S)	EUR	5,084,000	5,900,121
4.5% 1/23/26		13,054,000	12,838,609
4.875% 1/18/24		3,929,000	4,082,231
5.95% 1/28/31 (b)		31,680,000	30,758,112
6.35% 2/12/48		31,726,000	29,368,758
6.49% 1/23/27 (b)		14,935,000	15,644,413
6.5% 3/13/27		33,349,000	34,891,391
6.5% 6/2/41		740,000	715,950
6.75% 9/21/47		19,923,000	19,078,016
6.84% 1/23/30 (b)		38,057,000	39,769,565
6.95% 1/28/60 (b)		15,328,000	14,776,192
7.69% 1/23/50 (b)		28,638,000	29,898,072
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,645,374
3.6% 11/1/24		2,794,000	2,895,328
3.65% 6/1/22		2,592,000	2,664,632
PT Adaro Indonesia 4.25% 10/31/24 (b)		1,320,000	1,280,063
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,387,956
Sanchez Energy Corp. 7.25% 2/15/23 (b)(f)		4,592,000	2,525,600
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		2,265,000	2,404,439
4.25% 4/16/39 (b)		2,005,000	2,210,513
4.375% 4/16/49 (b)		1,805,000	2,035,984
Southwestern Energy Co. 6.2% 1/23/25 (d)		12,453,000	9,215,220
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	19,526,453
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,945,000	2,917,023
5.125% 2/1/25		3,606,000	3,619,595
5.875% 4/15/26		2,110,000	2,173,511
6.75% 3/15/24		1,604,000	1,634,107
The Williams Companies, Inc.:
4.55% 6/24/24		12,340,000	13,519,915
5.75% 6/24/44		6,964,000	8,253,629
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		792,000	685,080
Tullow Oil PLC:
6.25% 4/15/22 (b)		2,590,000	1,864,800
6.25% 4/15/22 (Reg. S)		1,095,000	788,400
Viper Energy Partners LP 5.375% 11/1/27 (b)		3,400,000	3,455,420
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,790,165
4.65% 7/1/26		2,834,000	2,974,714
4.75% 8/15/28		2,108,000	2,159,319
Williams Partners LP:
3.6% 3/15/22		3,926,000	4,051,492
3.9% 1/15/25		9,678,000	10,398,682
4% 11/15/21		3,676,000	3,806,365
4% 9/15/25		1,089,000	1,178,913
4.125% 11/15/20		871,000	879,888
4.3% 3/4/24		14,855,000	16,083,107
4.5% 11/15/23		2,658,000	2,883,903
YPF SA:
8.5% 3/23/21 (b)		1,065,000	1,034,215
8.5% 3/23/21 (Reg. S)		3,095,000	3,005,535
8.5% 6/27/29 (b)		375,000	308,730
8.75% 4/4/24 (b)		3,616,000	3,299,600
			885,840,433
TOTAL ENERGY			920,829,231
FINANCIALS - 11.3%
Banks - 4.1%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		2,000,000	2,109,244
AIB Group PLC 1.875% 11/19/29 (Reg. S) (d)	EUR	1,600,000	1,771,001
Akbank TAS 7.2% 3/16/27 (b)(d)		738,000	709,633
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(d)		330,000	335,672
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (d)	EUR	900,000	902,494
Banco de Bogota SA 6.25% 5/12/26 (b)		160,000	179,200
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		188,000	197,518
Banco Do Brasil SA:
4.625% 1/15/25 (b)		287,000	303,861
4.875% 4/19/23 (b)		172,000	181,890
Banco Macro SA 6.75% 11/4/26 (b)(d)		1,275,000	1,071,000
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (d)	EUR	2,600,000	2,987,492
3.125% 9/19/27 (Reg. S) (d)	GBP	1,700,000	2,224,796
Bank of America Corp.:
3.004% 12/20/23 (d)		5,145,000	5,331,567
3.3% 1/11/23		327,000	341,879
3.419% 12/20/28 (d)		8,456,000	9,136,915
3.5% 4/19/26		7,461,000	8,149,828
3.705% 4/24/28 (d)		11,813,000	12,932,294
3.864% 7/23/24 (d)		24,740,000	26,470,371
3.95% 4/21/25		6,226,000	6,795,462
4.1% 7/24/23		4,167,000	4,512,477
4.2% 8/26/24		14,710,000	16,148,117
4.25% 10/22/26		5,344,000	5,966,198
4.45% 3/3/26		3,050,000	3,442,705
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		480,000	448,950
Barclays PLC:
2% 2/7/28 (Reg. S) (d)	EUR	1,600,000	1,788,699
2.625% 11/11/25 (Reg. S) (d)	EUR	2,900,000	3,238,214
3.25% 1/12/21		7,664,000	7,772,062
3.932% 5/7/25 (d)		3,410,000	3,626,677
4.375% 1/12/26		9,104,000	10,045,809
5.088% 6/20/30 (d)		14,797,000	16,801,005
BBVA Bancomer SA 7.25% 4/22/20 (b)		345,000	347,156
Biz Finance PLC 9.625% 4/27/22 (b)		863,333	905,420
BTA Bank JSC 5.5% 12/21/22 (b)		722,298	726,812
Capital One NA 2.15% 9/6/22		7,923,000	8,002,469
CBOM Finance PLC:
4.7% 1/29/25 (b)		190,000	187,625
5.55% 2/14/23 (b)		332,000	340,300
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,280,391
3.142% 1/24/23 (d)		8,277,000	8,485,296
3.352% 4/24/25 (d)		9,970,000	10,555,888
4.05% 7/30/22		1,925,000	2,031,401
4.3% 11/20/26		4,442,000	4,917,720
4.4% 6/10/25		18,137,000	20,183,215
4.45% 9/29/27		10,486,000	11,851,052
5.5% 9/13/25		8,473,000	9,920,843
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		5,802,000	6,150,601
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		5,339,000	5,676,149
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		7,061,000	7,064,742
3.75% 3/26/25		7,059,000	7,631,381
3.8% 9/15/22		11,142,000	11,725,851
3.8% 6/9/23		13,301,000	14,133,215
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	990,000	1,290,755
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (d)	EUR	2,850,000	3,118,778
1.375% 5/24/22 (Reg. S)	EUR	1,400,000	1,580,612
2.25% 1/14/28 (Reg. S) (d)	GBP	2,290,000	2,968,814
5% 1/12/22 (b)		3,390,000	3,590,581
5.375% 1/12/24 (Reg. S)		4,000,000	4,483,271
Development Bank of Mongolia 7.25% 10/23/23 (b)		249,000	264,640
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		175,000	184,844
Discover Bank:
4.2% 8/8/23		6,479,000	6,965,234
7% 4/15/20		737,000	741,611
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		170,000	189,816
Fidelity Bank PLC 10.5% 10/16/22 (b)		344,000	383,345
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,825,624
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		1,284,000	1,357,830
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (b)		375,000	391,875
HSBC Holdings PLC 4.25% 3/14/24		2,247,000	2,415,529
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,076,668
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		2,332,000	2,455,331
5.71% 1/15/26 (b)		15,409,000	16,760,444
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		335,000	348,609
6.2% 12/21/21 (Reg. S)		356,000	374,245
JPMorgan Chase & Co.:
2.95% 10/1/26		6,707,000	7,110,296
3.25% 9/23/22		6,686,000	6,965,915
3.797% 7/23/24 (d)		25,215,000	26,952,925
3.875% 9/10/24		12,990,000	14,068,853
4.125% 12/15/26		11,765,000	13,237,580
4.25% 10/15/20		2,539,000	2,580,210
4.452% 12/5/29 (d)		20,700,000	24,135,690
4.5% 1/24/22		8,001,000	8,431,266
4.625% 5/10/21		2,497,000	2,589,063
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	830,000	931,250
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	6,158,000	7,093,421
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		427,000	445,281
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,451,896
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		9,111,000	10,415,608
5.125% 5/28/24		25,230,000	27,620,352
6% 12/19/23		34,806,000	39,024,353
6.1% 6/10/23		15,243,000	16,865,172
6.125% 12/15/22		15,445,000	16,849,272
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		770,000	756,044
TBC Bank JSC 5.75% 6/19/24 (b)		190,000	198,609
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		999,000	1,007,492
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(d)		775,000	713,727
6.25% 4/20/21 (Reg. S)		1,700,000	1,730,813
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		355,000	354,556
5.5% 4/21/22 (b)		514,000	513,358
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		530,000	514,763
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		2,048,000	2,016,640
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	3,350,000	3,701,369
6.572% 1/14/22 (b)		14,802,000	15,897,883
Westpac Banking Corp. 4.11% 7/24/34 (d)		7,550,000	8,264,177
			621,246,847
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	8,240,888
4.25% 2/15/24		5,321,000	5,781,356
Ares Capital Corp. 4.2% 6/10/24		17,909,000	19,018,894
Credit Suisse Group AG:
2.593% 9/11/25 (b)(d)		21,556,000	22,007,228
3.869% 1/12/29 (b)(d)		6,719,000	7,302,959
4.207% 6/12/24 (b)(d)		10,289,000	11,044,215
5.75% 9/18/25 (Reg. S) (d)	EUR	2,615,000	2,964,485
6.5% 8/8/23 (Reg. S)		6,815,000	7,618,870
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	9,900,000	11,070,406
1.625% 1/20/27 (Reg. S)	EUR	3,400,000	3,780,762
4.5% 4/1/25		29,242,000	29,137,442
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,513,479
3.3% 11/16/22		17,274,000	17,729,839
5% 2/14/22		15,300,000	16,101,286
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)		36,646,000	37,371,567
3.2% 2/23/23		6,170,000	6,452,040
3.691% 6/5/28 (d)		72,922,000	79,721,037
3.75% 5/22/25		7,259,000	7,856,306
4.25% 10/21/25		2,860,000	3,123,960
6.75% 10/1/37		3,974,000	5,694,287
Intercontinental Exchange, Inc. 2.75% 12/1/20		2,355,000	2,375,805
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	445,000	611,550
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,552,503
4.875% 2/15/24		3,926,000	4,369,689
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,922,876
3.125% 7/27/26		39,505,000	42,102,075
3.7% 10/23/24		13,602,000	14,790,700
3.737% 4/24/24 (d)		45,366,000	48,180,953
3.95% 4/23/27		1,143,000	1,258,301
4.431% 1/23/30 (d)		8,668,000	10,066,530
4.875% 11/1/22		9,523,000	10,304,577
5% 11/24/25		15,462,000	17,841,965
5.75% 1/25/21		7,215,000	7,472,492
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	9,037,000	10,361,485
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		6,852,000	7,636,767
			499,379,574
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		12,392,000	12,623,398
3.5% 5/26/22		2,714,000	2,790,317
4.125% 7/3/23		7,415,000	7,883,451
4.45% 12/16/21		5,769,000	6,010,885
4.45% 4/3/26		6,213,000	6,790,372
4.875% 1/16/24		9,923,000	10,797,948
Ally Financial, Inc.:
5.75% 11/20/25		8,467,000	9,556,280
8% 11/1/31		1,387,000	1,920,080
Capital One Financial Corp. 3.8% 1/31/28		11,662,000	12,725,710
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		500,000	565,000
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,375,924
3.95% 11/6/24		5,349,000	5,796,111
4.1% 2/9/27		8,791,000	9,601,584
4.5% 1/30/26		9,265,000	10,316,641
5.2% 4/27/22		4,553,000	4,903,648
Ford Motor Credit Co. LLC:
3.087% 1/9/23		1,840,000	1,844,843
4.063% 11/1/24		42,632,000	43,441,961
4.535% 3/6/25	GBP	650,000	881,410
5.085% 1/7/21		5,916,000	6,069,729
5.584% 3/18/24		18,381,000	19,666,779
5.596% 1/7/22		12,239,000	12,913,634
Navient Corp.:
5.5% 1/25/23		3,493,000	3,571,593
5.875% 10/25/24		278,000	284,956
6.125% 3/25/24		746,000	770,245
7.25% 1/25/22		1,424,000	1,498,760
7.25% 9/25/23		1,852,000	1,990,900
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		315,000	315,806
Springleaf Finance Corp.:
6.875% 3/15/25		3,185,000	3,503,500
7.125% 3/15/26		755,000	838,050
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,212,027
3.75% 8/15/21		2,689,000	2,758,809
3.95% 12/1/27		14,204,000	15,242,598
4.25% 8/15/24		2,707,000	2,910,242
4.375% 3/19/24		4,546,000	4,899,078
5.15% 3/19/29		17,409,000	20,298,387
			262,570,656
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,200,000	4,085,156
AXA Equitable Holdings, Inc. 3.9% 4/20/23		1,852,000	1,969,294
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,739,883
3.85% 2/1/25		5,199,000	5,627,518
3.875% 8/15/22		7,631,000	8,024,940
4.125% 6/15/26		8,538,000	9,466,369
4.125% 5/15/29		10,374,000	11,583,520
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,368,000	1,139,715
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (b)		2,955,000	3,014,100
6.25% 5/15/26		2,185,000	2,239,865
6.375% 12/15/25		2,559,000	2,642,168
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		3,695,000	3,437,163
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		12,849,000	14,129,176
Pine Street Trust I:
4.572% 2/15/29 (b)		11,350,000	12,859,200
5.568% 2/15/49 (b)		11,300,000	14,103,301
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		200,000	181,151
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,299,375
			109,541,894
Insurance - 1.5%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		3,670,000	3,660,898
American International Group, Inc.:
3.3% 3/1/21		3,489,000	3,539,355
3.875% 1/15/35		6,911,000	7,884,882
4.875% 6/1/22		6,603,000	7,036,016
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,505,000	3,638,646
Aon Corp. 5% 9/30/20		1,399,000	1,425,510
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		2,420,000	2,505,910
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	5,400,300
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		7,831,000	9,126,161
4.75% 3/15/39		3,593,000	4,648,508
4.8% 7/15/21		2,573,000	2,671,046
4.9% 3/15/49		7,151,000	9,587,897
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		13,219,000	14,176,515
MetLife, Inc. 3.048% 12/15/22 (d)		4,512,000	4,704,594
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (b)(d)(e)		55,417,000	55,526,656
3% 1/10/23 (b)		2,866,000	3,001,000
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	16,094,570
Pricoa Global Funding I 5.375% 5/15/45 (d)		6,348,000	6,931,254
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		4,600,000	5,204,900
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		6,563,000	8,664,042
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,445,963
Unum Group:
3.875% 11/5/25		7,835,000	8,573,146
4% 3/15/24		7,259,000	7,871,336
4% 6/15/29		8,872,000	9,816,508
5.625% 9/15/20		3,044,000	3,108,069
5.75% 8/15/42		9,271,000	11,282,773
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,680,000	3,662,998
			222,189,453
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	712,980
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.622% 4/26/23 (b)(d)		3,400,000	3,533,886
Quicken Loans, Inc. 5.25% 1/15/28 (b)		3,675,000	3,802,523
			7,336,409
TOTAL FINANCIALS			1,722,977,813
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22		5,000,000	5,133,753
Hologic, Inc.:
4.375% 10/15/25 (b)		1,356,000	1,381,018
4.625% 2/1/28 (b)		252,000	261,377
Teleflex, Inc. 4.875% 6/1/26		2,531,000	2,638,568
			9,414,716
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.75% 11/15/22		729,000	746,290
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,443,748
Centene Corp.:
3.375% 2/15/30 (b)		7,780,000	7,780,000
4.25% 12/15/27 (b)		9,415,000	9,686,152
4.625% 12/15/29 (b)		13,170,000	14,091,900
4.75% 1/15/25 (b)		6,740,000	6,910,859
5.25% 4/1/25 (b)		2,485,000	2,556,444
5.375% 8/15/26 (b)		3,636,000	3,817,800
Cigna Corp.:
3.75% 7/15/23		8,944,000	9,521,650
4.125% 9/15/20 (b)		2,717,000	2,753,942
4.125% 11/15/25		6,870,000	7,643,373
4.375% 10/15/28		11,163,000	12,696,725
4.8% 8/15/38		6,950,000	8,357,504
4.9% 12/15/48		6,944,000	8,615,473
Community Health Systems, Inc.:
6.25% 3/31/23		3,427,000	3,433,443
8% 3/15/26 (b)		5,620,000	5,803,774
8.625% 1/15/24 (b)		4,972,000	5,194,646
CVS Health Corp.:
3% 8/15/26		1,290,000	1,352,055
3.25% 8/15/29		2,964,000	3,109,033
3.7% 3/9/23		3,266,000	3,451,789
4% 12/5/23		3,094,000	3,319,470
4.1% 3/25/25		27,456,000	30,090,696
4.3% 3/25/28		23,650,000	26,465,607
4.78% 3/25/38		10,528,000	12,416,277
5.05% 3/25/48		15,479,000	19,050,432
HCA Holdings, Inc.:
4.75% 5/1/23		216,000	234,809
5% 3/15/24		2,314,000	2,572,091
5.25% 6/15/26		4,163,000	4,761,768
5.375% 2/1/25		2,255,000	2,492,903
5.875% 2/15/26		1,386,000	1,564,628
Sabra Health Care LP 5.125% 8/15/26		2,780,000	3,090,536
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29		190,000	201,533
Tenet Healthcare Corp.:
4.625% 7/15/24		1,089,000	1,089,022
4.875% 1/1/26 (b)		1,346,000	1,371,238
5.125% 5/1/25		1,597,000	1,608,978
6.25% 2/1/27 (b)		2,564,000	2,685,790
6.75% 6/15/23		3,977,000	4,255,390
7% 8/1/25		3,337,000	3,428,768
8.125% 4/1/22		8,455,000	9,160,570
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,625,783
6.015% 11/15/48		7,532,000	9,756,741
Vizient, Inc. 6.25% 5/15/27 (b)		225,000	240,188
			264,449,818
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		2,570,000	2,656,738
Life Sciences Tools & Services - 0.0%
Avantor, Inc. 6% 10/1/24 (b)		1,062,000	1,114,654
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		280,000	281,764
5.5% 4/1/26 (b)		715,000	751,769
			2,148,187
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22		17,547,000	18,176,903
Bayer AG 2.375% 4/2/75 (Reg. S) (d)	EUR	7,460,000	8,299,045
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		12,738,000	14,179,199
Catalent Pharma Solutions 4.875% 1/15/26 (b)		1,860,000	1,906,500
Elanco Animal Health, Inc.:
4.662% 8/27/21 (d)		1,833,000	1,921,873
5.022% 8/28/23 (d)		5,786,000	6,197,308
5.65% 8/28/28 (d)		2,437,000	2,791,481
Mylan NV:
3.15% 6/15/21		7,707,000	7,829,750
3.95% 6/15/26		4,038,000	4,390,281
4.55% 4/15/28		7,694,000	8,642,673
Perrigo Finance PLC 3.5% 12/15/21		559,000	572,452
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	365,836
3.65% 11/10/21		134,000	132,995
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	2,831,820	3,102,241
1.25% 3/31/23 (Reg. S)	EUR	1,400,000	1,414,160
2.2% 7/21/21		1,411,000	1,368,811
2.8% 7/21/23		7,973,000	7,421,508
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		1,323,000	1,362,134
5.875% 5/15/23 (b)		87,000	87,326
7% 3/15/24 (b)		4,245,000	4,370,567
9% 12/15/25 (b)		352,000	391,938
Zoetis, Inc.:
3.25% 2/1/23		1,775,000	1,862,902
3.45% 11/13/20		1,880,000	1,903,045
			98,690,928
TOTAL HEALTH CARE			377,360,387
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		3,311,000	3,610,710
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		3,606,000	3,679,400
Bombardier, Inc.:
6.125% 1/15/23 (b)		2,565,000	2,570,643
7.5% 12/1/24 (b)		1,747,000	1,768,139
7.5% 3/15/25 (b)		1,091,000	1,077,363
7.875% 4/15/27 (b)		1,060,000	1,052,050
BWX Technologies, Inc. 5.375% 7/15/26 (b)		3,692,000	3,864,804
Moog, Inc. 4.25% 12/15/27 (b)		280,000	284,900
Rolls-Royce PLC 3.375% 6/18/26	GBP	4,530,000	6,287,603
TransDigm UK Holdings PLC 6.875% 5/15/26		855,000	897,750
TransDigm, Inc.:
5.5% 11/15/27 (b)		2,800,000	2,796,640
6.25% 3/15/26 (b)		5,550,000	5,876,074
6.5% 5/15/25		3,012,000	3,108,986
7.5% 3/15/27		335,000	353,023
			37,228,085
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		5,518,000	5,931,850
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,218,000	2,345,882
			8,277,732
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		380,000	359,575
Azul Investments LLP 5.875% 10/26/24 (b)		1,232,000	1,213,520
			1,573,095
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		3,590,000	3,711,163
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		563,000	546,814
			4,257,977
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23		181,000	171,950
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,395,000	1,356,638
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,221,000	2,243,254
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		4,991,000	4,928,613
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		3,231,000	3,214,845
Tervita Escrow Corp. 7.625% 12/1/21 (b)		225,000	227,250
			12,142,550
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		4,458,000	4,606,318
5.875% 10/15/24		2,678,000	2,939,105
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		935,000	44,413
7.125% 6/26/42 (b)(f)		1,399,000	70,125
			7,659,961
Electrical Equipment - 0.0%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,532,071
Industrial Conglomerates - 0.0%
General Electric Co.:
0.375% 5/17/22	EUR	200,000	221,948
1.25% 5/26/23	EUR	400,000	454,552
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		360,000	377,438
			1,053,938
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,355,131
Road & Rail - 0.3%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,237,673
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		12,030,000	12,017,722
3.625% 5/1/22 (b)		3,132,000	3,206,105
3.95% 7/1/24 (b)		4,160,000	4,327,707
4.375% 5/1/26 (b)		5,080,000	5,408,902
5.25% 5/15/24 (b)		7,670,000	8,374,425
JSC Georgian Railway 7.75% 7/11/22 (b)		196,000	215,110
National Express Group PLC 2.375% 11/20/28 (Reg. S)	GBP	940,000	1,229,712
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		542,000	560,970
			38,578,326
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,688,982
3% 9/15/23		1,163,000	1,198,097
3.375% 6/1/21		3,808,000	3,888,198
3.75% 2/1/22		9,580,000	9,862,080
3.875% 4/1/21		4,214,000	4,316,323
4.25% 2/1/24		11,266,000	12,144,352
4.25% 9/15/24		4,366,000	4,690,760
4.75% 3/1/20		4,281,000	4,281,000
FLY Leasing Ltd.:
5.25% 10/15/24		5,827,000	5,972,675
6.375% 10/15/21		2,178,000	2,205,225
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	132,000	173,956
4.5% 9/7/23 (Reg. S)	GBP	1,024,000	1,376,273
			52,797,921
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,953,000	1,757,700
DP World Ltd. 5.625% 9/25/48 (b)		240,000	269,025
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	2,150,000	3,322,585
			5,349,310
TOTAL INDUSTRIALS			171,806,097
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		350,000	355,068
6% 3/1/26 (b)		350,000	359,251
HTA Group Ltd. 9.125% 3/8/22 (b)		930,000	953,250
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		1,055,000	1,107,750
SSL Robotics LLC 9.75% 12/31/23 (b)		450,000	478,260
			3,253,579
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		871,000	897,179
5.45% 6/15/23 (b)		9,000,000	9,905,711
6.02% 6/15/26 (b)		3,119,000	3,652,750
TTM Technologies, Inc. 5.625% 10/1/25 (b)		6,375,000	6,502,500
			20,958,140
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		3,795,000	3,813,785
Camelot Finance SA 4.5% 11/1/26 (b)		2,375,000	2,386,638
Gartner, Inc. 5.125% 4/1/25 (b)		485,000	500,811
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		4,125,000	3,949,688
Tempo Acquisition LLC 6.75% 6/1/25 (b)		2,772,000	2,759,027
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,169,000	2,217,803
6.375% 5/15/25		3,445,000	3,522,513
			19,150,265
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		768,000	789,392
Qorvo, Inc. 5.5% 7/15/26		1,546,000	1,597,018
			2,386,410
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		325,000	336,105
6.875% 8/1/25 (b)		2,285,000	2,353,550
CDK Global, Inc.:
5.25% 5/15/29 (b)		435,000	463,819
5.875% 6/15/26		1,377,000	1,440,755
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		2,539,000	2,605,649
Fair Isaac Corp. 5.25% 5/15/26 (b)		3,301,000	3,655,858
Nortonlifelock, Inc. 5% 4/15/25 (b)		6,576,000	6,675,706
Nuance Communications, Inc. 5.625% 12/15/26		1,517,000	1,600,435
Open Text Corp. 3.875% 2/15/28 (b)		1,480,000	1,472,896
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		8,791,000	9,285,582
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		3,330,000	3,504,825
			33,395,180
TOTAL INFORMATION TECHNOLOGY			79,143,574
MATERIALS - 0.7%
Chemicals - 0.2%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		600,000	599,094
CF Industries Holdings, Inc. 5.15% 3/15/34		102,000	114,546
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (b)(d)(e)		7,748,000	7,670,764
6.875% 6/15/25 (b)		363,000	353,199
Element Solutions, Inc. 5.875% 12/1/25 (b)		3,141,000	3,156,768
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,852,000	3,336,607
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		3,469,000	3,416,965
OCI NV 6.625% 4/15/23 (b)		3,893,000	4,033,148
OCP SA 6.875% 4/25/44 (b)		150,000	197,578
Olin Corp. 5.125% 9/15/27		2,087,000	2,103,070
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,682,000	1,669,911
SABIC Capital II BV 4% 10/10/23 (b)		902,000	952,963
The Chemours Co. LLC:
5.375% 5/15/27		1,925,000	1,651,073
7% 5/15/25		1,455,000	1,356,788
Valvoline, Inc.:
4.25% 2/15/30 (b)		580,000	572,025
4.375% 8/15/25		1,395,000	1,436,850
5.5% 7/15/24		1,050,000	1,093,575
			33,714,924
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (b)		218,000	221,338
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,850,000	2,095,280
7.75% 4/16/26 (b)		346,000	365,722
			2,682,340
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		8,567,000	8,931,098
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,328,000	1,369,500
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		1,942,000	1,998,910
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		3,280,000	3,189,866
7.875% 7/15/26 (b)		1,635,000	1,659,525
OI European Group BV 4% 3/15/23 (b)		1,960,000	1,982,050
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		1,426,000	1,496,273
Silgan Holdings, Inc. 4.75% 3/15/25		1,069,000	1,081,475
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		3,769,000	3,905,634
8.5% 8/15/27 (b)		565,000	597,725
			26,212,056
Metals & Mining - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27		1,955,000	1,959,888
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		2,547,000	2,597,940
6.75% 10/19/75 (b)(d)		6,327,000	7,355,138
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		470,000	484,558
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		3,004,000	3,212,403
4.5% 8/1/47 (b)		2,375,000	2,722,344
CSN Islands XI Corp. 6.75% 1/28/28 (b)		190,000	171,532
CSN Resources SA 7.625% 2/13/23 (b)		2,880,000	2,880,000
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,254,000	1,177,293
7.25% 5/15/22 (b)		806,000	791,291
7.25% 4/1/23 (b)		6,473,000	6,214,080
7.5% 4/1/25 (b)		375,000	356,250
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,649,000	1,663,676
3.875% 3/15/23		1,118,000	1,123,925
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		440,000	445,363
5.125% 5/15/24 (b)		160,000	174,550
Metinvest BV 7.75% 4/23/23 (b)		2,294,000	2,368,555
POSCO:
2.5% 1/17/25 (b)		395,000	399,666
4% 8/1/23 (b)		350,000	374,316
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,612,000	1,615,047
Stillwater Mining Co. 6.125% 6/27/22 (b)		2,013,000	2,055,776
Usiminas International SARL 5.875% 7/18/26 (b)		400,000	398,500
Vedanta Resources PLC:
6.375% 7/30/22 (b)		3,380,000	3,127,556
8.25% 6/7/21 (b)		125,000	123,906
			43,793,553
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)		1,995,000	2,029,314
TOTAL MATERIALS			108,432,187
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Campus Communities Operating Partnership LP 3.75% 4/15/23		1,267,000	1,348,474
American Homes 4 Rent LP 4.25% 2/15/28		498,000	549,553
AvalonBay Communities, Inc. 3.625% 10/1/20		1,816,000	1,828,013
Boston Properties, Inc.:
3.85% 2/1/23		2,116,000	2,248,081
4.5% 12/1/28		7,625,000	9,002,518
Camden Property Trust:
2.95% 12/15/22		2,403,000	2,474,900
4.25% 1/15/24		3,336,000	3,632,903
CoreCivic, Inc.:
4.625% 5/1/23		2,335,000	2,340,137
5% 10/15/22		1,895,000	1,933,848
Corporate Office Properties LP 5% 7/1/25		4,492,000	5,019,602
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,920,880
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,417,987
3.75% 12/1/24		1,963,000	2,137,371
3.875% 10/15/22		6,311,000	6,657,243
Equity One, Inc. 3.75% 11/15/22		6,569,000	6,922,326
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		641,000	644,737
HCP, Inc.:
3.25% 7/15/26		1,156,000	1,247,119
3.5% 7/15/29		1,322,000	1,454,400
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,799,815
3.5% 8/1/26		2,790,000	3,023,201
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	18,115,404
iStar Financial, Inc.:
4.25% 8/1/25		480,000	476,400
4.75% 10/1/24		600,000	612,462
Lexington Corporate Properties Trust 4.4% 6/15/24		1,672,000	1,768,706
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	6,325,920
4.5% 1/15/28		2,256,000	2,312,400
5.75% 2/1/27		835,000	914,325
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,811,000	2,933,307
5.25% 8/1/26		2,057,000	2,140,010
6.375% 3/1/24		817,000	842,531
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		11,904,000	12,518,640
4.375% 8/1/23		15,275,000	16,493,653
4.5% 1/15/25		3,878,000	4,227,199
4.5% 4/1/27		18,502,000	20,606,539
4.75% 1/15/28		10,700,000	12,025,410
4.95% 4/1/24		9,768,000	10,848,991
5.25% 1/15/26		10,610,000	12,177,397
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,309,475
5% 12/15/23		737,000	795,217
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	332,510
Senior Housing Properties Trust 6.75% 4/15/20		91,000	91,312
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,297,804
4.25% 2/1/26		10,537,000	11,550,856
4.625% 7/15/22		2,313,000	2,463,305
4.7% 6/1/27		496,000	557,589
Store Capital Corp. 4.625% 3/15/29		3,549,000	4,106,309
The GEO Group, Inc.:
5.875% 10/15/24		675,000	631,125
6% 4/15/26		2,435,000	2,203,675
Uniti Group, Inc. 7.875% 2/15/25 (b)		275,000	283,470
Ventas Realty LP:
3% 1/15/30		15,631,000	16,255,228
3.125% 6/15/23		1,981,000	2,074,679
3.5% 2/1/25		2,163,000	2,317,603
3.75% 5/1/24		9,073,000	9,764,648
4% 3/1/28		3,986,000	4,439,150
4.125% 1/15/26		2,017,000	2,238,680
VICI Properties, Inc.:
3.5% 2/15/25 (b)		1,305,000	1,307,023
4.125% 8/15/30 (b)		225,000	225,281
4.25% 12/1/26 (b)		1,875,000	1,893,938
4.625% 12/1/29 (b)		2,365,000	2,441,863
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,023,600
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,867,445
4% 2/1/25		12,346,000	13,295,970
			272,710,157
Real Estate Management & Development - 0.9%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,450,000	1,573,251
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	3,109,000	3,523,991
1.75% 3/12/29 (Reg. S)	EUR	3,550,000	4,062,919
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,462,099
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	11,214,742
3.95% 11/15/27		8,220,000	9,027,245
4.1% 10/1/24		7,423,000	8,102,702
4.55% 10/1/29		8,895,000	10,310,624
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,300,000	1,550,049
Deutsche Annington Finance BV 5% 10/2/23 (b)		2,105,000	2,290,641
Digital Realty Trust LP:
3.625% 10/1/22		3,341,000	3,492,039
3.95% 7/1/22		4,297,000	4,507,549
4.75% 10/1/25		11,110,000	12,742,905
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,478,926
Greystar Real Estate Partners 5.75% 12/1/25 (b)		261,000	269,809
Heimstaden Bostad AB 1.125% 1/21/26	EUR	2,200,000	2,474,835
Host Hotels & Resorts LP 4.75% 3/1/23		54,000	58,483
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,988,000	4,036,654
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	298,783
Liberty Property LP:
3.375% 6/15/23		2,967,000	3,158,625
4.125% 6/15/22		5,400,000	5,706,279
4.4% 2/15/24		4,724,000	5,257,926
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	4,010,000	4,623,977
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	5,389,176
4.5% 4/18/22		6,302,000	6,494,396
Post Apartment Homes LP 3.375% 12/1/22		933,000	974,348
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	4,053,377
Tanger Properties LP:
3.125% 9/1/26		4,970,000	5,113,484
3.75% 12/1/24		8,801,000	9,291,433
3.875% 12/1/23		1,746,000	1,842,385
			136,383,652
TOTAL REAL ESTATE			409,093,809
UTILITIES - 1.5%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,857,132
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)		560,000	569,800
5.75% 10/15/25		1,252,000	1,293,729
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)		6,938,000	7,129,475
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		10,650,000	11,361,698
6.4% 9/15/20 (b)		9,399,000	9,618,556
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (d)	EUR	1,800,000	1,942,364
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		5,632,000	5,637,632
6.75% 8/6/23 (b)		700,000	700,875
7.125% 2/11/25 (b)		595,000	596,952
Eversource Energy 2.8% 5/1/23		5,482,000	5,696,715
Exelon Corp. 2.85% 6/15/20		1,774,000	1,778,216
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	12,135,646
7.375% 11/15/31		21,162,000	30,897,146
InterGen NV 7% 6/30/23 (b)		4,030,000	3,949,400
IPALCO Enterprises, Inc.:
3.45% 7/15/20		9,979,000	10,025,252
3.7% 9/1/24		3,797,000	3,999,644
Lamar Funding Ltd. 3.958% 5/7/25 (b)		355,000	341,022
LG&E and KU Energy LLC 3.75% 11/15/20		526,000	531,055
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,585,460
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,904,000	1,916,757
4.5% 9/15/27 (b)		339,000	353,582
NRG Yield Operating LLC 5% 9/15/26		1,432,000	1,466,805
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		2,760,048	3,063,653
NV Energy, Inc. 6.25% 11/15/20		1,270,000	1,309,775
Pampa Holding SA 7.5% 1/24/27 (b)		321,000	261,776
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,737,837
TECO Finance, Inc. 5.15% 3/15/20		1,365,000	1,366,351
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,510,000	3,545,627
5.5% 9/1/26 (b)		6,599,000	6,675,581
5.625% 2/15/27 (b)		1,900,000	1,947,500
			136,293,013
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		717,000	870,035
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,360,697
			2,230,732
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		15,628,000	16,174,980
Emera U.S. Finance LP:
2.7% 6/15/21		1,835,000	1,863,708
3.55% 6/15/26		2,935,000	3,186,812
NRG Energy, Inc.:
5.25% 6/15/29 (b)		1,975,000	2,052,795
6.625% 1/15/27		615,000	641,211
Talen Energy Supply LLC 10.5% 1/15/26 (b)		965,000	858,850
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		747,000	759,154
5% 1/31/28 (b)		842,000	906,245
The AES Corp.:
4.5% 3/15/23		1,054,000	1,048,751
5.125% 9/1/27		2,642,000	2,744,510
6% 5/15/26		561,000	577,241
			30,814,257
Multi-Utilities - 0.4%
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	5,996,593
5.8% 2/1/42		2,300,000	3,036,246
5.95% 6/15/41		4,294,000	5,924,556
NiSource, Inc. 2.95% 9/1/29		17,668,000	18,518,811
Puget Energy, Inc.:
6% 9/1/21		5,649,000	6,029,682
6.5% 12/15/20		1,860,000	1,930,236
Sempra Energy:
2.875% 10/1/22		2,090,000	2,153,730
6% 10/15/39		5,447,000	7,609,046
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (d)(e)		1,401,000	1,346,260
			52,545,160
TOTAL UTILITIES			221,883,162

TOTAL NONCONVERTIBLE BONDS			4,977,717,470

TOTAL CORPORATE BONDS
(Cost $4,634,545,930)			4,982,725,647

U.S. Government and Government Agency Obligations - 33.6%
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$57,065,018	$65,657,533
1% 2/15/46		21,191,608	25,843,077
1% 2/15/49		19,270,421	24,034,046
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		19,377,399	19,860,537
0.375% 7/15/25		98,970,482	103,255,495
0.375% 1/15/27		41,155,830	43,062,937
0.625% 1/15/26		92,725,330	97,925,241
0.75% 7/15/28		128,033,407	139,558,003
0.875% 1/15/29		72,557,940	79,928,649

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			599,125,518

U.S. Treasury Obligations - 29.7%
U.S. Treasury Bonds:
2.25% 8/15/46 (g)		148,800	166,976
2.75% 11/15/47		52,251,100	64,746,460
3% 5/15/45		33,263,500	42,365,485
3% 2/15/48		6,005,900	7,792,186
3% 2/15/49		339,259,000	443,846,189
5% 5/15/37		9,400	14,662
U.S. Treasury Notes:
1.125% 2/28/27		13,325,000	13,394,748
1.375% 1/31/25		100,000,000	102,175,781
1.5% 9/30/24		75,000,000	76,942,383
1.5% 1/31/27		245,448,000	252,868,968
1.625% 9/30/26		455,668,000	472,862,349
1.625% 8/15/29		398,378,000	415,915,970
1.75% 6/30/24		480,260,000	497,144,062
1.75% 12/31/24		347,726,000	361,254,715
1.75% 11/15/29		295,761,000	312,282,026
2% 4/30/24		9,073,300	9,473,447
2% 11/15/26		13,267,000	14,091,523
2.125% 7/31/24		126,782,000	133,378,626
2.125% 11/30/24 (g)(h)(i)		16,951,700	17,890,665
2.125% 5/15/25 (g)(i)		834,700	884,456
2.125% 5/31/26		313,445,000	334,455,610
2.25% 4/30/24		119,880,000	126,389,110
2.25% 12/31/24		224,574,900	238,523,108
2.25% 11/15/27		113,969,800	123,937,706
2.375% 4/30/26		84,892,000	91,799,423
2.375% 5/15/29		2,125,000	2,356,841
2.625% 3/31/25		50,000,000	54,173,828
2.75% 2/15/28		54,737,100	61,731,048
2.875% 11/30/25		50,000,000	55,275,391
2.875% 8/15/28		78,639,600	89,919,468
3.125% 11/15/28		92,066,000	107,483,459

TOTAL U.S. TREASURY OBLIGATIONS			4,525,536,669

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,706,605,141)			5,124,662,187

U.S. Government Agency - Mortgage Securities - 26.0%
Fannie Mae - 6.9%
12 month U.S. LIBOR + 1.440% 4.509% 4/1/37 (d)(e)		15,106	15,765
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (d)(e)		5,534	5,757
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (d)(e)		20,408	21,311
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (d)(e)		13,244	13,810
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (d)(e)		8,388	8,793
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (d)(e)		39,381	41,071
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (d)(e)		14,794	15,429
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (d)(e)		10,800	11,327
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (d)(e)		17,606	18,572
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (d)(e)		9,109	9,542
12 month U.S. LIBOR + 1.710% 4.016% 5/1/35 (d)(e)		28,170	29,467
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (d)(e)		21,035	21,724
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (d)(e)		34,963	36,675
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (d)(e)		10,751	11,283
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (d)(e)		22,916	23,907
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (d)(e)		35,046	36,905
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (d)(e)		89,233	93,101
12 month U.S. LIBOR + 1.800% 4.052% 12/1/40 (d)(e)		985,604	1,032,764
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (d)(e)		32,949	34,415
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (d)(e)		16,898	17,726
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(e)		11,776	12,324
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (d)(e)		66,029	69,061
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (d)(e)		18,979	19,779
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (d)(e)		38,144	40,252
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (d)(e)		10,197	10,616
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (d)(e)		13,127	13,713
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (d)(e)		12,002	12,593
6 month U.S. LIBOR + 1.500% 3.396% 1/1/35 (d)(e)		31,454	32,630
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (d)(e)		5,006	5,199
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (d)(e)		6,033	6,263
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (d)(e)		2,181	2,260
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (d)(e)		3,191	3,321
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (d)(e)		473	494
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (d)(e)		5,794	6,069
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (d)(e)		44,118	46,384
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (d)(e)		4,982	5,239
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (d)(e)		33,552	35,271
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (d)(e)		15,732	16,533
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.664% 7/1/34 (d)(e)		39,423	41,383
2.5% 5/1/31 to 8/1/43		77,730,601	80,400,936
3% 7/1/27 to 2/1/50		290,959,082	304,273,923
3.5% 7/1/32 to 11/1/49 (g)(h)		273,069,347	290,230,828
4% 5/1/29 to 11/1/49		196,586,957	210,962,557
4.5% to 4.5% 6/1/33 to 9/1/49		98,491,168	107,647,047
5% 3/1/20		1	1
5% 5/1/20 to 2/1/49		40,329,496	45,001,432
5.245% 8/1/41 (d)		608,188	672,060
5.5% 10/1/21 to 12/1/23		14,563	14,989
6% to 6% 6/1/20 to 1/1/42		2,743,073	3,220,240
6.5% 3/1/22 to 4/1/37		1,175,488	1,352,645
6.542% 2/1/39 (d)		583,400	636,878
7% to 7% 9/1/21 to 7/1/37		259,048	296,134
7.5% to 7.5% 6/1/25 to 2/1/32		112,264	128,353
8% 8/1/29 to 3/1/37		4,044	4,901
9.5% 9/1/21		22	22

TOTAL FANNIE MAE			1,046,721,674

Freddie Mac - 3.9%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (d)(e)		10,360	10,786
12 month U.S. LIBOR + 1.370% 3.599% 3/1/36 (d)(e)		34,589	36,039
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (d)(e)		30,629	31,975
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (d)(e)		9,008	9,410
12 month U.S. LIBOR + 1.750% 3.767% 12/1/40 (d)(e)		451,737	472,576
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (d)(e)		166,352	173,502
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (d)(e)		103,401	107,792
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (d)(e)		11,965	12,579
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (d)(e)		11,904	12,490
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (d)(e)		140,587	147,254
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (d)(e)		8,319	8,650
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(e)		13,169	13,775
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)		14,589	15,217
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (d)(e)		28,197	29,402
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (d)(e)		20,345	21,294
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (d)(e)		25,158	26,214
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (d)(e)		6,796	7,139
12 month U.S. LIBOR + 1.990% 4.913% 4/1/38 (d)(e)		34,280	35,848
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (d)(e)		17,252	18,132
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (d)(e)		508	534
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (d)(e)		29,338	30,936
6 month U.S. LIBOR + 1.120% 3.148% 8/1/37 (d)(e)		11,331	11,598
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (d)(e)		2,997	3,116
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (d)(e)		35,395	36,912
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (d)(e)		17,438	18,229
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (d)(e)		4,506	4,702
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (d)(e)		50,167	52,397
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (d)(e)		25,416	26,548
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (d)(e)		8,799	9,202
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (d)(e)		13,303	13,927
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (d)(e)		9,021	9,463
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (d)(e)		40,891	42,888
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.828% 6/1/33 (d)(e)		70,519	73,632
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.564% 3/1/35 (d)(e)		144,695	152,230
2.5% 6/1/31 to 2/1/35		25,487,483	26,279,789
3% 4/1/32 to 1/1/50		95,272,959	99,620,976
3.5% 1/1/32 to 11/1/49 (g)(h)(i)		224,388,432	238,994,083
3.5% 8/1/47		59,821	63,629
4% 6/1/33 to 10/1/48		169,176,399	182,555,410
4% 4/1/48		382,756	406,638
4.5% 6/1/25 to 12/1/48		34,531,840	37,687,211
5% 6/1/20 to 7/1/41		5,180,949	5,816,369
5.5% 4/1/20 to 6/1/22		34,361	35,163
6% 10/1/21 to 12/1/37		520,048	604,088
6.5% 9/1/21 to 9/1/39		649,670	758,605
7% 8/1/21 to 9/1/36		242,132	280,003
7.5% 1/1/27 to 11/1/31		4,859	5,642
8% 7/1/24 to 4/1/32		6,270	7,235
8.5% 12/1/22 to 1/1/28		5,355	6,017

TOTAL FREDDIE MAC			594,797,246

Ginnie Mae - 11.0%
3.5% 9/20/40 to 8/20/48 (g)		277,111,400	293,398,390
4% 5/20/33 to 5/20/49		278,557,810	295,528,116
4.5% 6/20/33 to 6/20/48		63,085,104	67,735,013
5% 12/15/32 to 4/20/48		16,795,797	18,405,683
5.5% 7/15/33 to 9/15/39		407,636	464,192
6% to 6% 10/15/30 to 11/15/39		142,396	163,453
7% to 7% 11/15/22 to 3/15/33		248,073	285,215
7.5% to 7.5% 2/15/22 to 9/15/31		81,948	91,207
8% 11/15/21 to 11/15/29		23,204	25,308
8.5% 10/15/21 to 1/15/31		5,362	6,152
9% 1/15/23		44	48
9.5% 12/15/20 to 3/15/23		9	9
2.5% 3/1/50 (c)		38,750,000	39,776,317
2.5% 3/1/50 (c)		25,500,000	26,175,383
2.5% 3/1/50 (c)		6,850,000	7,031,426
2.5% 3/1/50 (c)		15,950,000	16,372,445
2.5% 4/1/50 (c)		44,150,000	45,277,944
3% 5/20/42 to 4/20/50 (c)		67,829,893	70,747,173
3% 3/1/50 (c)		45,700,000	47,218,766
3% 3/1/50 (c)		31,800,000	32,856,822
3% 3/1/50 (c)		36,450,000	37,661,357
3% 3/1/50 (c)		38,925,000	40,218,610
3% 3/1/50 (c)		24,800,000	25,624,188
3% 3/1/50 (c)		50,700,000	52,384,933
3% 3/1/50 (c)		17,350,000	17,926,599
3% 3/1/50 (c)		19,750,000	20,406,360
3% 3/1/50 (c)		7,350,000	7,594,265
3% 3/1/50 (c)		25,600,000	26,450,775
3% 3/1/50 (c)		2,650,000	2,738,069
3% 4/1/50 (c)		44,400,000	45,828,734
3% 4/1/50 (c)		8,900,000	9,186,390
3% 4/1/50 (c)		29,400,000	30,346,054
3% 4/1/50 (c)		15,200,000	15,689,116
3% 4/1/50 (c)		40,300,000	41,596,802
3.5% 3/1/50 (c)		19,500,000	20,202,035
3.5% 3/1/50 (c)		22,900,000	23,724,441
3.5% 3/1/50 (c)		18,600,000	19,269,633
3.5% 3/1/50 (c)		19,050,000	19,735,834
3.5% 3/1/50 (c)		3,450,000	3,574,206
3.5% 3/1/50 (c)		8,200,000	8,495,215
3.5% 3/1/50 (c)		6,050,000	6,267,811
3.5% 3/1/50 (c)		5,950,000	6,164,211
3.5% 3/1/50 (c)		26,800,000	27,764,848
3.5% 3/1/50 (c)		45,300,000	46,930,882
3.5% 3/1/50 (c)		11,050,000	11,447,820
3.5% 3/1/50 (c)		4,750,000	4,921,009
3.5% 3/1/50 (c)		26,100,000	27,039,647
3.5% 4/1/50 (c)		32,300,000	33,435,100
3.5% 4/1/50 (c)		31,300,000	32,399,957
3.5% 4/1/50 (c)		23,600,000	24,429,361
4% 3/1/50 (c)		25,100,000	26,132,187
6.5% 3/20/31 to 6/15/37		81,037	94,517

TOTAL GINNIE MAE			1,677,240,028

Uniform Mortgage Backed Securities - 4.2%
2.5% 3/1/35 (c)		41,400,000	42,493,544
2.5% 3/1/35 (c)		12,400,000	12,727,535
2.5% 3/1/35 (c)		13,200,000	13,548,666
2.5% 3/1/35 (c)		5,350,000	5,491,315
2.5% 3/1/35 (c)		3,850,000	3,951,694
2.5% 3/1/35 (c)		5,200,000	5,337,353
2.5% 3/1/35 (c)		2,250,000	2,309,432
2.5% 3/1/35 (c)		1,450,000	1,488,300
2.5% 3/1/50 (c)		23,500,000	23,964,235
2.5% 3/1/50 (c)		8,300,000	8,463,964
3% 3/1/50 (c)		43,350,000	44,641,357
3% 3/1/50 (c)		44,400,000	45,722,636
3% 3/1/50 (c)		100,000	102,979
3% 3/1/50 (c)		24,700,000	25,435,791
3% 3/1/50 (c)		26,000,000	26,774,517
3% 3/1/50 (c)		16,300,000	16,785,562
3% 3/1/50 (c)		10,400,000	10,709,807
3% 3/1/50 (c)		10,400,000	10,709,807
3% 3/1/50 (c)		31,600,000	32,541,336
3% 3/1/50 (c)		7,350,000	7,568,950
3% 3/1/50 (c)		35,200,000	36,248,576
3% 3/1/50 (c)		12,750,000	13,129,811
3% 3/1/50 (c)		8,700,000	8,959,165
3.5% 3/1/50 (c)		24,000,000	24,921,984
3.5% 3/1/50 (c)		12,000,000	12,460,992
3.5% 3/1/50 (c)		14,300,000	14,849,349
3.5% 3/1/50 (c)		6,500,000	6,749,704
3.5% 3/1/50 (c)		24,400,000	25,337,350
3.5% 3/1/50 (c)		5,950,000	6,178,575
3.5% 3/1/50 (c)		18,450,000	19,158,775
3.5% 3/1/50 (c)		18,000,000	18,691,488
3.5% 3/1/50 (c)		31,300,000	32,502,421
3.5% 3/1/50 (c)		45,300,000	47,040,245
3.5% 3/1/50 (c)		4,750,000	4,932,476
3.5% 3/1/50 (c)		10,400,000	10,799,526
3.5% 3/1/50 (c)		10,400,000	10,799,526
3.5% 3/1/50 (c)		6,300,000	6,542,021

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			640,070,764

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,848,068,621)			3,958,829,712

Asset-Backed Securities - 3.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$6,434,760	$6,513,212
Series 2019-1 Class A, 3.844% 5/15/39 (b)		7,793,231	7,967,548
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		13,084,598	13,197,332
Class B, 4.458% 10/16/39 (b)		2,300,877	2,328,438
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (b)(d)(e)		12,631,000	12,638,579
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1491% 1/20/33 (b)(d)(e)		6,180,000	6,169,494
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		261,000	292,448
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		364,000	402,330
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		611,000	688,860
Class XS, 0% 10/17/52 (b)(d)(j)(k)		422,656	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		6,231,000	6,230,875
Class B, 4.335% 1/16/40 (b)		993,000	992,970
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (b)(d)(e)		11,120,000	11,123,336
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (b)(d)(e)		14,121,000	14,109,703
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (b)(c)(d)(e)		4,451,000	4,451,000
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4187% 6/26/34 (b)(d)(e)		3,518	8,572
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (b)(d)(e)		6,300,000	6,301,890
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		13,539,896	13,864,868
Class AA, 2.487% 12/16/41 (b)		2,474,313	2,463,050
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (b)(d)(e)		13,314,000	13,314,000
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (b)		2,570,000	2,578,654
Class A3, 2.3% 9/15/23 (b)		2,524,000	2,545,989
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		11,323,123	11,647,286
Class B, 5.095% 4/15/39 (b)		5,112,286	5,320,684
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		10,896,888	11,207,439
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (b)(d)(e)		9,285,000	9,285,929
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (b)(d)(e)		6,355,000	6,355,636
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9768% 10/25/37 (b)(d)(e)		4,325,158	4,362,172
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		2,333,552	2,356,666
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		5,096,053	5,139,682
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		4,222,445	4,257,383
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(d)(e)(k)		190,870	19
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		6,161,183	6,327,288
Class A2II, 4.03% 11/20/47 (b)		10,438,723	11,092,395
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,962	10,003
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (b)(d)(e)		4,138,000	4,139,241
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (b)(d)(e)		14,945,000	14,940,517
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (b)(d)(e)		10,386,000	10,381,846
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (b)(c)(d)(e)		8,700,000	8,700,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.4518% 3/25/34 (d)(e)		246	243
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (b)(d)(e)		12,358,000	12,361,707
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		1,720,000	1,974,602
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (b)		531,452	532,489
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.3085% 7/17/34 (b)(d)(e)		153,000	153,392
Class F, 1 month U.S. LIBOR + 3.530% 5.1975% 7/17/34 (b)(d)(e)		197,000	197,242
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.0085% 7/17/37 (b)(d)(e)		389,000	387,227
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		5,356,264	5,544,478
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		5,611,378	5,745,198
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.9085% 6/17/37 (b)(d)(e)		325,749	325,748
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (b)(d)(e)		5,120,000	5,117,440
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (b)(d)(e)		12,607,000	12,609,521
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (b)(d)(e)		5,990,000	5,992,396
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (b)(d)(e)		11,179,000	11,193,533
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (b)(d)(e)		8,105,000	8,113,916
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)		6,480,302	6,525,163
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		5,352,998	5,643,760
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30 (b)(d)(e)		13,095,000	13,095,000
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		1,971,632	1,972,347
Series 2018-3A Class A 3.5545% 11/25/28 (b)		4,137,348	4,131,684
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		3,994,901	4,009,369
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (d)(e)		174,064	174,078
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (b)(d)(e)		12,592,000	12,594,518
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.5941% 7/25/25 (d)(e)		1,199,179	1,199,827
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (d)(e)		536,000	538,586
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)		9,662,000	10,095,244
Progress Residential Trust:
Series 2017-SFR2 Class F, 4.836% 12/17/34 (b)		100,000	101,599
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		269,000	274,087
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		166,000	172,108
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		392,000	408,706
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		330,000	343,803
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		116,000	120,882
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)		1,082,000	1,097,385
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		10,228,468	10,621,804
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		12,570,000	12,569,808
Class B, 4.335% 3/15/40 (b)		1,146,000	1,139,017
SBA Tower Trust Series 2019, 2.836% 1/15/50 (b)		12,474,000	13,077,364
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.2585% 1/17/35 (b)(d)(e)		527,000	527,384
Class F, 1 month U.S. LIBOR + 3.400% 5.0585% 1/17/35 (b)(d)(e)		529,000	529,378
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.3905% 12/5/36 (b)(d)(e)(k)		347,230	26
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (b)(d)(e)		8,903,000	8,903,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (d)(e)		9,027	8,856
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		6,917,079	7,208,569
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)		11,530,827	11,964,610
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		15,722,144	15,897,728
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		9,332,510	9,858,426
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		12,189,817	12,772,051
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		4,684,158	4,998,809
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (b)(d)(e)		934,000	677,150
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		188,000	189,561
Class F, 5.769% 11/17/33 (b)		442,000	453,288
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		927,000	959,542
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		743,000	795,540
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		525,000	535,387
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		1,503,129	1,508,304
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		403,000	408,414
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (b)(d)(e)		12,578,000	12,578,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (b)(d)(e)		13,214,000	13,220,607
TOTAL ASSET-BACKED SECURITIES
(Cost $509,910,470)			517,857,239

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.8009% 6/27/36 (b)(d)(e)		1,088,467	1,078,062
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 1.8578% 7/26/36 (b)(d)		177,949	176,423
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.3541% 1/25/37 (b)(d)		144,036	145,622
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		1,301,709	1,328,603
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(d)(k)		1,677	357
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (b)(d)(e)		1,623,688	1,574,779
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(d)(e)		85,147	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		1,912,655	1,933,957
FREMF Mortgage Trust Series 2010-K7 Class B, 5.5579% 4/25/20 (b)(d)		362,930	362,452
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (b)(d)(e)		6,638,969	6,635,696
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.6301% 3/25/37 (d)		38,922	36,578
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (b)(d)(e)		8,793,964	8,788,916
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.8638% 6/21/36 (b)(d)(e)		342,099	341,037
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (b)(d)(e)		5,996,660	6,003,028
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		24,365,000	24,774,746
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (d)(e)		29,522	30,042
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/35 (d)(e)		3,569	3,569
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (b)(d)(e)		16,571,250	16,571,863
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (b)(d)(e)		5,089,000	5,096,384
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)		6,042,492	6,184,113
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.5449% 7/26/45 (b)(d)		823,730	825,350
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (d)(e)		3,308	3,244
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (b)(d)(e)		11,696,000	11,705,883
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2668% 9/25/43 (d)(e)		1,502,272	1,504,512
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		264,973	264,875

TOTAL PRIVATE SPONSOR			95,370,091

U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4268% 2/25/32 (d)(e)		5,128	5,196
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.6585% 3/18/32 (d)(e)		9,065	9,259
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (d)(e)		10,491	10,704
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6268% 10/25/32 (d)(e)		13,689	13,968
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3768% 1/25/32 (d)(e)		5,170	5,228
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4733% 12/25/33 (d)(j)(l)		172,442	46,507
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0533% 11/25/36 (d)(j)(l)		125,087	26,115
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		3,179	3,319
Series 1993-207 Class H, 6.5% 11/25/23		54,122	57,978
Series 1996-28 Class PK, 6.5% 7/25/25		19,085	20,497
Series 1999-17 Class PG, 6% 4/25/29		73,939	81,676
Series 1999-32 Class PL, 6% 7/25/29		70,275	78,443
Series 1999-33 Class PK, 6% 7/25/29		52,386	58,042
Series 2001-52 Class YZ, 6.5% 10/25/31		6,796	7,920
Series 2003-28 Class KG, 5.5% 4/25/23		29,395	30,520
Series 2005-102 Class CO 11/25/35 (m)		36,234	33,778
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3205% 8/25/35 (d)(l)		10,426	13,837
Series 2005-81 Class PC, 5.5% 9/25/35		99,078	111,538
Series 2006-12 Class BO 10/25/35 (m)		164,787	153,702
Series 2006-37 Class OW 5/25/36 (m)		16,868	15,683
Series 2006-45 Class OP 6/25/36 (m)		56,624	52,453
Series 2006-62 Class KP 4/25/36 (m)		91,538	85,456
Series 2012-149:
Class DA, 1.75% 1/25/43		1,885,216	1,897,933
Class GA, 1.75% 6/25/42		1,982,120	1,995,367
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		15,921	18,166
Series 1999-25 Class Z, 6% 6/25/29		58,142	65,665
Series 2001-20 Class Z, 6% 5/25/31		75,923	84,741
Series 2001-31 Class ZC, 6.5% 7/25/31		42,695	48,946
Series 2002-16 Class ZD, 6.5% 4/25/32		24,016	28,059
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9233% 11/25/32 (d)(j)(l)		94,690	14,062
Series 2012-67 Class AI, 4.5% 7/25/27 (j)		384,261	29,436
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0133% 12/25/36 (d)(j)(l)		85,353	21,966
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8133% 5/25/37 (d)(j)(l)		46,894	10,214
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.1985% 9/25/23 (d)(l)		2,513	2,993
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4733% 3/25/33 (d)(j)(l)		12,476	2,838
Series 2005-72 Class ZC, 5.5% 8/25/35		682,565	758,335
Series 2005-79 Class ZC, 5.9% 9/25/35		485,518	561,213
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8595% 6/25/37 (d)(l)		40,842	87,147
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (d)(l)		62,129	131,976
Class SB, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (d)(l)		22,080	41,164
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.9183% 8/25/37 (d)(j)(l)		1,843,768	404,111
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7233% 3/25/38 (d)(j)(l)		322,966	65,305
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7333% 6/25/21 (d)(j)(l)		34	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4233% 12/25/40 (d)(j)(l)		303,115	58,659
Class ZA, 4.5% 12/25/40		1,416,355	1,578,721
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		201,228	14,343
Series 2010-150 Class ZC, 4.75% 1/25/41		1,641,116	1,865,362
Series 2010-17 Class DI, 4.5% 6/25/21 (j)		107	1
Series 2010-95 Class ZC, 5% 9/25/40		3,520,578	4,032,338
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		11,145	69
Series 2011-39 Class ZA, 6% 11/25/32		217,980	253,018
Series 2011-4 Class PZ, 5% 2/25/41		747,105	860,544
Series 2011-67 Class AI, 4% 7/25/26 (j)		66,968	4,451
Series 2011-83 Class DI, 6% 9/25/26 (j)		53,671	2,660
Series 2012-100 Class WI, 3% 9/25/27 (j)		1,272,051	94,148
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0233% 12/25/30 (d)(j)(l)		413,399	34,631
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9233% 6/25/41 (d)(j)(l)		520,820	55,975
Series 2013-133 Class IB, 3% 4/25/32 (j)		817,413	43,385
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4233% 1/25/44 (d)(j)(l)		441,005	73,758
Series 2013-51 Class GI, 3% 10/25/32 (j)		1,242,709	99,389
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0933% 6/25/35 (d)(j)(l)		242,546	52,365
Series 2015-42 Class IL, 6% 6/25/45 (j)		1,871,759	387,043
Series 2015-70 Class JC, 3% 10/25/45		1,588,717	1,677,092
Series 2017-30 Class AI, 5.5% 5/25/47 (j)		1,020,400	204,002
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)		47,468	9,273
Series 343 Class 16, 5.5% 5/25/34 (j)		41,544	7,316
Series 348 Class 14, 6.5% 8/25/34 (d)(j)		28,163	6,682
Series 351:
Class 12, 5.5% 4/25/34 (d)(j)		18,497	3,627
Class 13, 6% 3/25/34 (j)		25,416	4,976
Series 359 Class 19, 6% 7/25/35 (d)(j)		15,707	3,388
Series 384 Class 6, 5% 7/25/37 (j)		196,843	36,735
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.4585% 1/15/32 (d)(e)		4,210	4,265
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (d)(e)		5,767	5,862
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.6585% 3/15/32 (d)(e)		5,807	5,925
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.5585% 6/15/31 (d)(e)		10,614	10,786
Class FG, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (d)(e)		3,313	3,368
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.9085% 5/15/37 (d)(e)		231,457	229,759
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)		172,795	161,696
Series 2095 Class PE, 6% 11/15/28		83,158	92,221
Series 2101 Class PD, 6% 11/15/28		6,964	7,696
Series 2121 Class MG, 6% 2/15/29		33,994	37,699
Series 2131 Class BG, 6% 3/15/29		236,540	263,226
Series 2137 Class PG, 6% 3/15/29		34,010	38,005
Series 2154 Class PT, 6% 5/15/29		60,016	67,056
Series 2162 Class PH, 6% 6/15/29		12,577	13,884
Series 2520 Class BE, 6% 11/15/32		83,486	95,562
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.9415% 3/15/23 (d)(j)(l)		1,099	23
Series 2693 Class MD, 5.5% 10/15/33		908,669	1,035,425
Series 2802 Class OB, 6% 5/15/34		103,101	113,809
Series 2962 Class BE, 4.5% 4/15/20		1,778	1,780
Series 3002 Class NE, 5% 7/15/35		229,845	252,197
Series 3110 Class OP 9/15/35 (m)		98,051	94,231
Series 3119 Class PO 2/15/36 (m)		209,094	194,641
Series 3121 Class KO 3/15/36 (m)		33,675	31,480
Series 3123 Class LO 3/15/36 (m)		116,913	108,942
Series 3145 Class GO 4/15/36 (m)		113,668	106,313
Series 3189 Class PD, 6% 7/15/36		197,361	233,766
Series 3225 Class EO 10/15/36 (m)		62,181	57,849
Series 3258 Class PM, 5.5% 12/15/36		95,834	106,222
Series 3415 Class PC, 5% 12/15/37		76,958	85,764
Series 3786 Class HI, 4% 3/15/38 (j)		149,077	5,324
Series 3806 Class UP, 4.5% 2/15/41		637,094	697,235
Series 3832 Class PE, 5% 3/15/41		862,000	958,964
Series 4135 Class AB, 1.75% 6/15/42		1,491,512	1,502,564
sequential payer:
Series 2135 Class JE, 6% 3/15/29		15,482	17,351
Series 2274 Class ZM, 6.5% 1/15/31		20,847	23,804
Series 2281 Class ZB, 6% 3/15/30		43,125	47,491
Series 2303 Class ZV, 6% 4/15/31		21,088	23,583
Series 2357 Class ZB, 6.5% 9/15/31		158,085	184,132
Series 2502 Class ZC, 6% 9/15/32		39,248	44,805
Series 2519 Class ZD, 5.5% 11/15/32		60,989	68,402
Series 2546 Class MJ, 5.5% 3/15/23		18,087	18,814
Series 2601 Class TB, 5.5% 4/15/23		8,621	9,049
Series 2998 Class LY, 5.5% 7/15/25		33,646	35,828
Series 3871 Class KB, 5.5% 6/15/41		1,314,998	1,558,968
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.9415% 2/15/36 (d)(j)(l)		63,148	15,144
Series 2013-4281 Class AI, 4% 12/15/28 (j)		612,154	37,302
Series 2017-4683 Class LM, 3% 5/15/47		2,313,610	2,407,616
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.0198% 8/15/24 (d)(l)		627	771
Class SD, 86.400% - 1 month U.S. LIBOR 64.8895% 8/15/24 (d)(l)		924	1,326
Series 2933 Class ZM, 5.75% 2/15/35		922,908	1,096,820
Series 2935 Class ZK, 5.5% 2/15/35		870,951	986,499
Series 2947 Class XZ, 6% 3/15/35		311,238	359,389
Series 2996 Class ZD, 5.5% 6/15/35		672,278	794,146
Series 3237 Class C, 5.5% 11/15/36		953,883	1,103,162
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0015% 11/15/36 (d)(j)(l)		260,350	60,010
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0915% 3/15/37 (d)(j)(l)		386,444	95,049
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1015% 4/15/37 (d)(j)(l)		547,241	137,918
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9215% 6/15/37 (d)(j)(l)		192,122	41,018
Series 3949 Class MK, 4.5% 10/15/34		165,926	179,340
Series 3955 Class YI, 3% 11/15/21 (j)		125,473	2,229
Series 4055 Class BI, 3.5% 5/15/31 (j)		727,446	42,548
Series 4149 Class IO, 3% 1/15/33 (j)		598,064	63,362
Series 4314 Class AI, 5% 3/15/34 (j)		211,777	16,443
Series 4427 Class LI, 3.5% 2/15/34 (j)		1,440,604	107,759
Series 4471 Class PA 4% 12/15/40		1,170,068	1,229,642
target amortization class Series 2156 Class TC, 6.25% 5/15/29		42,377	45,613
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.5763% 2/15/24 (d)(e)		13,118	13,180
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		30,160	33,389
Series 2056 Class Z, 6% 5/15/28		59,890	66,383
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,026,669	2,219,323
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		4,662,027	5,034,900
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0315% 6/16/37 (d)(j)(l)		112,786	26,209
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.2095% 3/20/60 (d)(e)(n)		1,413,991	1,416,665
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (d)(e)(n)		178,421	177,747
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (d)(e)(n)		214,642	213,747
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (d)(e)(n)		227,284	226,375
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (d)(e)(n)		456,137	455,108
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (d)(e)(n)		620,679	621,193
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (d)(e)(n)		1,160,584	1,161,360
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (d)(e)(n)		1,539,864	1,540,679
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (d)(e)(n)		551,246	551,713
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (d)(e)(n)		711,965	712,611
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (d)(e)(n)		621,036	621,567
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (d)(e)(n)		735,221	736,322
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (d)(e)(n)		1,491,182	1,495,785
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (d)(e)(n)		792,804	796,981
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (d)(e)(n)		500,821	503,450
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (d)(e)(n)		750,846	753,617
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (d)(e)(n)		469,268	470,178
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (d)(e)(n)		39,661	39,775
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.2544% 10/20/62 (d)(e)(n)		422,758	423,272
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2644% 7/20/60 (d)(e)(n)		17,650	17,668
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.0944% 3/20/63 (d)(e)(n)		686,831	685,192
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 1/20/64 (d)(e)(n)		730,139	732,090
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3344% 12/20/63 (d)(e)(n)		2,343,658	2,351,057
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2344% 6/20/64 (d)(e)(n)		3,025,274	3,027,888
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/64 (d)(e)(n)		9,830,132	9,838,865
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (d)(e)(n)		107,717	107,627
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.706% 12/20/40 (d)(l)		2,061,000	2,511,280
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		148,048	11,223
Series 2016-69 Class WA, 3% 2/20/46		2,015,994	2,107,119
Series 2017-134 Class BA, 2.5% 11/20/46		2,024,737	2,088,696
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		344,451	385,201
Series 2010-160 Class DY, 4% 12/20/40		4,144,332	4,644,597
Series 2010-170 Class B, 4% 12/20/40		923,822	1,035,220
Series 2017-139 Class BA, 3% 9/20/47		8,888,787	9,425,031
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.8415% 5/16/34 (d)(j)(l)		63,196	12,623
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5415% 8/17/34 (d)(j)(l)		71,629	17,103
Series 2010-116 Class QB, 4% 9/16/40		8,831,372	9,381,915
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 5/20/60 (d)(e)(n)		550,352	548,382
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.453% 7/20/41 (d)(j)(l)		352,529	64,236
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0415% 6/16/42 (d)(j)(l)		240,432	52,377
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (d)(l)		234,601	242,411
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (d)(l)		849,872	881,204
Series 2013-149 Class MA, 2.5% 5/20/40		4,787,470	4,964,797
Series 2014-2 Class BA, 3% 1/20/44		4,110,314	4,396,120
Series 2014-21 Class HA, 3% 2/20/44		1,859,476	1,992,088
Series 2014-25 Class HC, 3% 2/20/44		2,836,713	3,057,294
Series 2014-5 Class A, 3% 1/20/44		2,536,598	2,712,501
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		984,260	986,924
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		63,406	63,414
Class JA, 2.5% 6/20/65 (n)		1,006,381	1,007,901
Series 2017-186 Class HK, 3% 11/16/45		4,028,766	4,200,307
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (d)(e)(n)		6,185,530	6,187,915

TOTAL U.S. GOVERNMENT AGENCY			136,184,074

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $225,324,361)			231,554,165

Commercial Mortgage Securities - 3.6%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.820% 4.4855% 9/15/34 (b)(d)(e)		703,000	704,125
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		195,000	199,233
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (d)(j)		354	0
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,400,000	6,753,832
Class ANM, 3.112% 11/5/32 (b)		7,809,000	8,265,439
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,753,000	1,858,211
Class CNM, 3.8425% 11/5/32 (b)(d)		725,000	766,987
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		455,000	469,556
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 4.8585% 3/15/34 (b)(d)(e)		567,000	571,932
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 3.6085% 4/15/36 (b)(d)(e)		756,000	757,480
BANK:
sequential payer Series 2019-BN23 Class E, 2.5% 12/15/52 (b)		378,000	323,344
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		782,000	754,551
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		455,000	429,507
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)		561,000	519,222
Class E, 2.8% 11/15/50 (b)		609,000	471,742
Series 2018-BN12 Class D, 3% 5/15/61 (b)		487,000	453,972
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		430,000	406,688
Class E, 3% 11/15/61 (b)		430,000	383,361
BANK:
Series 2019-BN18:
Class D, 3% 5/15/62 (b)		189,000	179,866
Class E, 3% 5/15/62 (b)		336,000	303,122
Series 2019-BN19:
Class D, 3% 8/15/61 (b)		378,000	359,024
Class E, 3% 8/15/61 (b)		273,000	243,466
Series 2019-BN20:
Class D, 2.5% 9/15/62 (b)		966,000	887,192
Class E, 2.5% 9/15/62 (b)		231,000	195,979
Series 2019-BN21:
Class E, 2.5% 10/17/52 (b)		529,000	453,749
Class F, 2.6818% 10/17/52 (b)		748,000	554,313
Series 2019-BN22 Class E, 2.5% 11/15/62 (b)		378,000	323,786
Series 2019-BN24 Class E, 2.5% 11/15/62 (b)		315,000	269,453
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		347,000	379,243
Class D, 3.25% 2/15/50 (b)		675,000	646,074
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9576% 7/15/49 (d)(j)		16,245,297	1,244,026
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.2844% 9/10/28 (b)(d)		315,000	317,040
Class E, 4.2844% 9/10/28 (b)(d)		1,098,000	1,098,308
Series 2019-C5 Class F, 2.6014% 11/15/52 (b)(d)		304,700	214,978
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(j)(k)		941,271	0
BBCMS Mortgage Trust:
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		483,000	500,995
Class E, 3.6089% 8/14/36 (b)(d)		363,000	351,634
Series 2020-C6 Class E, 2.4% 2/15/53 (b)		348,000	289,322
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)		399,000	391,403
Class 225E, 3.2943% 12/15/62 (b)(d)		269,000	255,537
Series 2018-B7:
Class D, 3% 5/15/53 (b)(d)		351,000	331,721
Class E, 3% 5/15/53 (b)(d)		351,000	305,579
Class F, 3.6103% 5/15/53 (b)(d)		763,000	627,212
Series 2019-B12 Class D, 3% 8/15/52 (b)		609,000	560,806
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.0585% 6/15/35 (b)(d)(e)		168,000	168,318
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(d)		363,000	370,330
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.1296% 3/15/37 (b)(d)(e)		337,000	337,420
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.6585% 11/25/32 (b)(d)(e)		189,000	189,118
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 2.6585% 12/15/29 (b)(d)(e)		7,256,000	7,253,819
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (b)(d)(e)		5,789,000	5,794,449
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (b)(d)(e)		9,813,000	9,840,716
Class G, 1 month U.S. LIBOR + 2.500% 4.1585% 12/15/29 (b)(d)(e)		935,000	935,002
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.5345% 11/15/32 (b)(d)(e)		3,068,000	3,068,959
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (b)(d)(e)		13,822,000	13,828,389
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (b)(d)(e)		3,605,957	3,607,347
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (b)(d)(e)		3,875,200	3,881,421
Class G, 1 month U.S. LIBOR + 2.050% 3.7085% 11/15/35 (b)(d)(e)		534,800	535,820
Class H, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/35 (b)(d)(e)		198,100	197,981
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.9585% 4/15/34 (b)(d)(e)		6,526,000	6,524,023
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 4/15/34 (b)(d)(e)		4,315,000	4,314,993
Class D, 1 month U.S. LIBOR + 1.900% 3.5585% 4/15/34 (b)(d)(e)		4,529,000	4,531,850
Class G, 1 month U.S. LIBOR + 3.600% 5.2585% 4/15/34 (b)(d)(e)		861,000	867,480
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.7385% 10/15/36 (b)(d)(e)		5,996,094	6,005,721
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 10/15/36 (b)(d)(e)		7,538,110	7,557,024
Class D, 1 month U.S. LIBOR + 1.450% 3.1085% 10/15/36 (b)(d)(e)		10,677,556	10,718,296
Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (b)(d)(e)		15,001,699	15,068,019
Class J, 1 month U.S. LIBOR + 2.650% 4.3085% 10/15/36 (b)(d)(e)		2,725,758	2,742,729
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 3.2585% 12/15/29 (b)(d)(e)		7,343,000	7,377,659
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (b)(d)(e)		11,330,000	11,323,156
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (b)(d)(e)		14,426,548	14,491,084
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)		925,000	972,604
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.3583% 6/15/35 (b)(d)(e)		303,000	302,999
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)		976,000	1,038,975
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.9085% 12/15/37 (b)(d)(e)		707,000	709,213
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (b)(d)		419,000	425,581
Class F, 5.4883% 4/10/29 (b)(d)		531,000	537,335
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5601% 2/10/50 (d)		813,000	900,342
Class D, 3.25% 2/10/50 (b)		735,000	705,593
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7414% 12/15/47 (b)(d)		272,000	286,404
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (b)(d)(e)		5,780,000	5,776,375
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (b)(d)(e)		1,600,000	1,596,987
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (b)(d)(e)		16,045,000	16,037,480
Class B, 1 month U.S. LIBOR + 1.500% 3.1585% 6/15/34 (b)(d)(e)		3,159,000	3,154,047
Class C, 1 month U.S. LIBOR + 1.750% 3.4085% 6/15/34 (b)(d)(e)		3,568,000	3,562,406
Class E, 1 month U.S. LIBOR + 2.350% 4.0085% 6/15/34 (b)(d)(e)		1,659,000	1,656,999
Class F, 1 month U.S. LIBOR + 2.600% 4.2667% 6/15/34 (b)(d)(e)		2,142,000	2,140,707
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (b)(d)		443,000	470,223
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		715,000	725,904
Series 2013-GC15 Class D, 5.2139% 9/10/46 (b)(d)		1,200,000	1,285,489
Series 2015-GC29 Class XA, 1.0774% 4/10/48 (d)(j)		20,380,741	923,435
Series 2015-GC33 Class XA, 0.8942% 9/10/58 (d)(j)		32,154,189	1,369,444
Series 2016-C3 Class D, 3% 11/15/49 (b)		829,000	719,952
Series 2016-P6 Class XA, 0.7931% 12/10/49 (d)(j)		29,563,096	991,765
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		546,000	509,051
Class E, 3% 8/10/56 (b)		462,000	405,656
Series 2019-GC43 Class E, 3% 11/10/52 (b)		651,000	564,975
Series 2020-GC46:
Class D, 2.6% 1/15/53 (b)		379,000	331,967
Class E, 2.6% 1/15/53 (b)		76,000	62,205
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.7085% 9/15/33 (b)(d)(e)		267,000	267,717
Class G, 1 month U.S. LIBOR + 5.050% 6.7148% 9/15/33 (b)(d)(e)		300,000	289,557
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 4.0525% 6/15/34 (b)(d)(e)		700,000	697,635
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		3,375,249	3,527,129
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		527,000	489,737
Series 2012-CR1:
Class C, 5.3199% 5/15/45 (d)		426,000	448,767
Class D, 5.3199% 5/15/45 (b)(d)		1,160,000	1,208,678
Class G, 2.462% 5/15/45 (b)		425,000	363,346
Series 2012-LC4 Class C, 5.5368% 12/10/44 (d)		94,000	98,546
Series 2013-CR10:
Class C, 4.789% 8/10/46 (b)(d)		175,000	189,326
Class D, 4.789% 8/10/46 (b)(d)		825,000	876,623
Series 2013-CR12 Class D, 5.0755% 10/10/46 (b)(d)		655,000	597,594
Series 2013-CR9 Class C, 4.2452% 7/10/45 (b)(d)		190,538	185,190
Series 2013-LC6 Class D, 4.2672% 1/10/46 (b)(d)		909,000	943,844
Series 2014-CR15 Class D, 4.7463% 2/10/47 (b)(d)		173,000	187,085
Series 2014-CR20 Class XA, 1.0272% 11/10/47 (d)(j)		39,105,272	1,600,892
Series 2014-LC17 Class XA, 0.7681% 10/10/47 (d)(j)		28,885,146	815,682
Series 2014-UBS2 Class D, 5.0023% 3/10/47 (b)(d)		542,000	528,369
Series 2014-UBS6 Class XA, 0.892% 12/10/47 (d)(j)		48,825,196	1,675,300
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		845,000	863,280
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		593,000	559,639
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 6.0335% 5/10/43 (b)(d)		167,432	168,933
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		202,000	196,934
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0276% 11/10/49 (d)		352,000	376,752
Class D, 2.7776% 11/10/49 (d)		299,000	274,576
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8309% 8/15/45 (b)(d)		210,000	217,667
Class E, 4.8309% 8/15/45 (b)(d)		1,009,000	1,016,814
Class F, 4.25% 8/15/45 (b)		1,110,000	1,025,685
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		286,000	213,911
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.5385% 12/15/31 (b)(d)(e)		6,084,000	6,082,174
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (b)(d)		651,000	626,880
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		82,580	65,899
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (b)(d)(e)		18,985,000	18,984,979
Class F, 1 month U.S. LIBOR + 2.650% 4.3085% 5/15/36 (b)(d)(e)		378,000	378,948
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.2585% 1/15/34 (b)(d)(e)		363,000	363,689
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		7,384,000	7,937,259
Class B, 4.5349% 4/15/36 (b)		2,263,000	2,432,671
Class C, 4.782% 4/15/36 (b)(d)		1,523,000	1,632,721
Class D, 4.782% 4/15/36 (b)(d)		3,047,000	3,218,343
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(d)		525,000	508,090
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		701,000	701,786
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)		588,000	604,075
Series 2017-CX9 Class D, 4.1528% 9/15/50 (b)(d)		284,000	279,191
Series 2018-CX11 Class C, 4.7916% 4/15/51 (d)		282,000	320,039
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		755,000	762,165
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(d)		255,000	269,049
Class E, 4.9345% 1/10/34 (b)(d)		818,000	847,916
DBGS Mortgage Trust:
Series 2018-C1 Class D, 2.8866% 10/15/51 (b)(d)		840,000	785,265
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)		665,000	677,648
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6882% 11/10/46 (b)(d)		1,166,000	1,189,738
Class F, 5.6882% 11/10/46 (b)(d)		1,162,000	1,185,511
Class G, 4.652% 11/10/46 (b)		1,241,000	1,207,443
Class XB, 0.3019% 11/10/46 (b)(d)(j)		7,592,000	15,985
Series 2011-LC3A Class D, 5.3344% 8/10/44 (b)(d)		529,000	546,252
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)		250,000	249,193
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4912% 8/10/49 (d)		218,000	226,553
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5736% 12/25/43 (d)(j)		595,000	7,959
Series K012 Class X3, 2.2523% 1/25/41 (d)(j)		642,215	8,543
Series K013 Class X3, 2.8146% 1/25/43 (d)(j)		604,000	10,523
Series KAIV Class X2, 3.6147% 6/25/41 (d)(j)		310,000	11,158
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.208% 9/25/45 (b)(d)		659,000	668,132
Series 2011-K10 Class B, 4.6219% 11/25/49 (b)(d)		181,000	183,644
Series 2011-K11 Class B, 4.4179% 12/25/48 (b)(d)		272,000	276,562
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33 (o)		510,589	523,694
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.5789% 11/21/35 (b)(d)(e)		234,000	233,963
Grace Mortgage Trust Series 2014-GRCE:
Class F, 3.5901% 6/10/28 (b)(d)		694,000	700,217
Class G, 3.5901% 6/10/28 (b)(d)		504,000	506,930
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.3225% 8/10/43 (b)(d)(j)		1,322,443	2,326
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 4.3085% 10/15/36 (b)(d)(e)		602,000	604,261
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 3.5331% 6/15/36 (b)(d)(e)		839,000	838,998
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (b)(d)(e)		22,596,000	22,539,042
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.7485% 10/15/31 (b)(d)(e)		10,353,000	10,360,940
Series 2010-C2:
Class D, 5.1794% 12/10/43 (b)(d)		495,000	503,078
Class XA, 0.046% 12/10/43 (b)(d)(j)		1,091,108	561
Series 2011-GC3 Class D, 5.6363% 3/10/44 (b)(d)		178,000	184,173
Series 2011-GC5:
Class C, 5.3892% 8/10/44 (b)(d)		505,077	524,101
Class D, 5.3892% 8/10/44 (b)(d)		342,592	344,548
Class E, 5.3892% 8/10/44 (b)(d)		424,043	399,299
Class F, 4.5% 8/10/44 (b)		733,782	535,097
Series 2012-GC6:
Class D, 5.6511% 1/10/45 (b)(d)		1,025,000	1,059,368
Class E, 5% 1/10/45 (b)(d)		620,000	590,222
Series 2012-GC6I Class F, 5% 1/10/45 (d)		244,543	204,581
Series 2012-GCJ7:
Class C, 5.6856% 5/10/45 (d)		562,000	594,945
Class D, 5.6856% 5/10/45 (b)(d)		1,399,000	1,418,105
Class F, 5% 5/10/45 (b)		603,531	252,317
Series 2012-GCJ9:
Class D, 4.7418% 11/10/45 (b)(d)		1,059,000	1,098,256
Class E, 4.7418% 11/10/45 (b)(d)		510,000	497,670
Series 2013-GC10 Class D, 4.4028% 2/10/46 (b)(d)		334,000	342,244
Series 2013-GC12:
Class D, 4.4513% 6/10/46 (b)(d)		138,482	140,500
Class XA, 1.4176% 6/10/46 (d)(j)		9,230,248	349,618
Series 2013-GC13 Class D, 4.0832% 7/10/46 (b)(d)		1,048,000	1,056,860
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (d)		241,000	267,354
Class D, 5.3107% 11/10/46 (b)(d)		634,000	694,909
Class F, 3.5% 11/10/46 (b)		536,000	468,781
Series 2014-GC20 Class XA, 1.0577% 4/10/47 (d)(j)		49,926,475	1,473,255
Series 2015-GC34 Class XA, 1.2682% 10/10/48 (d)(j)		10,039,092	573,674
Series 2016-GS2:
Class C, 4.5268% 5/10/49 (d)		423,000	472,860
Class D, 2.753% 5/10/49 (b)		386,000	354,487
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,061,000	970,699
Series 2016-GS4 Class C, 3.7992% 11/10/49 (d)		264,000	279,407
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		670,000	679,686
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		1,785,000	1,801,373
Class F, 4.0667% 2/10/29 (b)(d)		1,881,000	1,891,113
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		950,000	904,332
Series 2018-GS9 Class D, 3% 3/10/51 (b)		476,000	434,910
Series 2019-GC38 Class D, 3% 2/10/52 (b)		543,000	512,399
Series 2019-GC39 Class D, 3% 5/10/52 (b)		672,000	632,854
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		525,000	494,087
Class DBF, 3.5497% 7/10/52 (b)(d)		619,000	610,869
Class E, 3% 7/10/52 (b)		314,000	273,900
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)		727,000	671,211
Class E, 2.8% 9/1/52 (b)		609,000	520,514
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)		206,000	178,276
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)		525,000	471,097
Class SWD, 3.2185% 12/13/39 (b)		399,000	372,322
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		998,000	1,034,919
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,177,000	1,186,295
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		393,294	398,018
Class F, 4.101% 9/17/39 (b)		98,570	99,458
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(d)		483,000	498,638
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(d)		378,000	358,317
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.8085% 6/15/34 (b)(d)(e)		301,852	301,670
Class FFL, 1 month U.S. LIBOR + 2.850% 4.5085% 6/15/34 (b)(d)(e)		138,273	138,273
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		592,000	641,251
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.9085% 7/17/37 (b)(d)(e)		72,269	72,269
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 3.8585% 1/17/38 (b)(d)(e)		435,000	434,999
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/37 (b)		401,000	420,977
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 6/15/32 (b)(d)(e)		394,519	394,518
Class E, 1 month U.S. LIBOR + 3.000% 4.6585% 6/15/35 (b)(d)(e)		32,733	32,733
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.8185% 7/15/36 (b)(d)(e)		567,000	568,081
Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 7/15/36 (b)(d)(e)		189,000	189,474
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7505% 4/15/47 (d)(j)		4,526,782	92,948
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		106,000	97,947
Series 2014-C26 Class D, 3.8815% 1/15/48 (b)(d)		416,000	416,835
Series 2015-C30 Class XA, 0.5154% 7/15/48 (d)(j)		26,358,604	643,690
Series 2015-C32 Class C, 4.6559% 11/15/48 (d)		1,368,000	1,482,160
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4385% 12/15/49 (b)(d)		696,000	660,628
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0903% 12/15/49 (d)		343,000	348,738
Class D, 3.0903% 12/15/49 (b)(d)		681,000	643,846
Series 2017-C7:
Class C, 4.1843% 10/15/50 (d)		198,000	216,002
Class D, 3% 10/15/50 (b)		331,000	300,215
Series 2018-C8 Class D, 3.2444% 6/15/51 (b)(d)		223,000	211,190
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)		315,000	290,573
Class E, 2.5% 11/13/52 (b)		609,000	531,025
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.132% 6/15/45 (d)		91,000	95,406
Class D, 5.132% 6/15/45 (b)(d)		481,000	495,288
Class E, 5.132% 6/15/45 (b)(d)		625,000	610,543
Class F, 4% 6/15/45 (b)		615,000	489,280
Class G 4% 6/15/45 (b)		674,000	402,405
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.664% 2/15/46 (b)(d)		637,000	635,749
Class G, 4.409% 2/15/46 (b)(d)		202,000	173,292
Class H, 4.409% 2/15/46 (b)(d)		453,000	334,561
Series 2011-C4:
Class E, 5.5405% 7/15/46 (b)(d)		761,000	787,351
Class H, 3.873% 7/15/46 (b)		428,000	418,454
Class NR, 3.873% 7/15/46 (b)		231,000	197,800
Series 2011-C5:
Class B. 5.4178% 8/15/46 (b)(d)		414,000	433,623
Class C, 5.4178% 8/15/46 (b)(d)		236,000	245,773
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		584,000	604,233
Class D, 4.1676% 4/15/46 (d)		907,000	831,015
Class F, 3.25% 4/15/46 (b)(d)		1,014,000	483,880
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		516,000	360,638
Class E, 3.8046% 6/10/27 (b)(d)(k)		830,000	333,358
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		696,000	696,685
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)		409,000	422,743
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		1,323,000	1,436,048
Class DFX, 5.3503% 7/5/33 (b)		2,034,000	2,211,564
Class EFX, 5.5422% 7/5/33 (b)		2,783,000	3,001,718
Class XAFX, 1.116% 7/5/33 (b)(d)(j)		19,961,000	715,368
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(d)		588,000	628,465
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 3.6585% 5/15/36 (b)(d)(e)		630,000	626,847
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		734,000	741,443
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		213,000	238,105
Class E, 4.6485% 2/10/36 (b)(d)		523,000	568,233
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(d)		455,000	437,236
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/6/30 (b)(d)		263,000	254,322
Class E, 3.4767% 2/6/30 (b)(d)		194,000	175,862
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	403,429
Series 2012-C5 Class E, 4.6769% 8/15/45 (b)(d)		159,000	166,112
Series 2012-C6 Class D, 4.6074% 11/15/45 (b)(d)		811,000	850,891
Series 2012-C6, Class F, 4.6074% 11/15/45 (b)(d)		378,000	378,488
Series 2013-C12 Class D, 4.7657% 10/15/46 (b)(d)		713,000	743,561
Series 2013-C13:
Class D, 4.9073% 11/15/46 (b)(d)		865,000	912,797
Class E, 4.9073% 11/15/46 (b)(d)		435,919	450,829
Series 2013-C7:
Class C, 4.1222% 2/15/46 (d)		175,000	182,677
Class D, 4.2382% 2/15/46 (b)(d)		526,000	527,937
Class E, 4.2382% 2/15/46 (b)(d)		213,000	192,862
Series 2013-C8 Class D, 4.0564% 12/15/48 (b)(d)		273,000	282,021
Series 2013-C9:
Class C, 4.0342% 5/15/46 (d)		502,000	530,446
Class D, 4.1222% 5/15/46 (b)(d)		938,000	976,392
Class E, 4.1222% 5/15/46 (b)(d)		402,000	405,552
Series 2014-C17 Class XA, 1.1084% 8/15/47 (d)(j)		46,726,531	1,714,896
Series 2015-C25 Class XA, 1.0925% 10/15/48 (d)(j)		16,784,136	777,624
Series 2016-C30:
Class C, 4.1234% 9/15/49 (d)		151,000	162,132
Class D, 3% 9/15/49 (b)		271,000	242,869
Series 2016-C31:
Class C, 4.3132% 11/15/49 (d)		343,000	365,132
Class D, 3% 11/15/49 (b)(d)		423,000	372,905
Series 2016-C32 Class C, 4.2913% 12/15/49 (d)		236,000	252,350
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		520,000	494,006
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (b)(d)(e)		8,250,000	8,229,289
Class F, 1 month U.S. LIBOR + 2.600% 4.2585% 3/15/34 (b)(d)(e)		1,050,000	1,048,731
Class G, 1 month U.S. LIBOR + 3.150% 4.8085% 3/15/34 (b)(d)(e)		231,000	230,721
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 12/15/36 (b)(d)(e)		5,100,000	5,094,392
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		16,898,000	17,800,463
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)		8,938	9,034
Series 2011-C1 Class E, 5.3746% 9/15/47 (b)(d)		293,000	301,062
Series 2011-C2:
Class D, 5.4876% 6/15/44 (b)(d)		977,000	990,461
Class E, 5.4876% 6/15/44 (b)(d)		454,000	445,690
Class F, 5.4876% 6/15/44 (b)(d)		407,000	386,192
Class XB, 0.3281% 6/15/44 (b)(d)(j)		2,856,775	10,952
Series 2011-C3:
Class AJ, 5.2445% 7/15/49 (b)(d)		4,800,000	4,999,985
Class D, 5.2445% 7/15/49 (b)(d)		1,176,000	1,196,411
Class E, 5.2445% 7/15/49 (b)(d)		666,000	667,503
Class F, 5.2445% 7/15/49 (b)(d)		182,000	178,496
Class G, 5.2445% 7/15/49 (b)(d)		616,400	577,219
Series 2012-C4 Class D, 5.4192% 3/15/45 (b)(d)		231,000	232,306
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		238,000	259,148
Class F, 4.295% 9/9/32 (b)(d)		401,000	422,245
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		521,000	532,928
Series 2015-MS1:
Class C, 4.0311% 5/15/48 (d)		266,000	282,273
Class D, 4.0311% 5/15/48 (b)(d)		751,000	743,001
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		485,000	449,954
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		798,000	760,109
Class D, 3.9049% 11/15/49 (d)		343,000	369,881
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.2585% 11/15/34 (b)(d)(e)		462,000	462,742
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	5,639,231
Series 2018-MP Class E, 4.276% 7/11/40 (b)(d)		730,000	768,961
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)		2,441,000	2,534,279
Class C, 3.1771% 11/10/36 (b)		2,343,000	2,401,187
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6528% 7/15/33 (b)(d)		37,943	39,399
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.9085% 8/15/34 (b)(d)(e)		1,551,132	1,557,038
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (b)		535,000	500,983
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 3.8085% 10/15/37 (b)(d)(e)		387,000	386,765
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 4.7085% 10/15/37 (b)(d)(e)		166,000	165,687
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		737,305	745,322
Class B, 4.181% 11/15/34 (b)		2,601,850	2,650,497
Class C, 5.205% 11/15/34 (b)		1,819,850	1,868,020
Class D, 6.55% 11/15/34 (b)		1,272,450	1,309,837
Class E, 6.8087% 11/15/34 (b)		307,700	306,297
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		170,000	191,055
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 3.7085% 12/15/33 (b)(d)(e)		415,000	413,959
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.1346% 5/15/39 (b)(d)		768,000	768,613
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)		170,000	170,837
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/34 (b)(d)(e)		138,000	136,961
Series 2019-1776 Class F, 4.2988% 10/15/36 (b)		609,000	621,965
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(d)		399,000	404,728
Class AMZ3, 3.5% 1/15/37 (b)(d)		189,000	187,524
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/35 (b)(d)(e)		775,000	777,949
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		315,000	325,050
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		129,281	163,446
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (b)(d)(e)		5,212,134	5,213,747
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (b)(d)(e)		7,700,000	7,707,199
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (b)(d)(e)		12,017,000	12,043,483
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(d)		716,000	716,601
Class G, 3.8518% 3/15/37 (b)(d)		198,000	190,339
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(d)		453,000	434,556
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5247% 8/15/39 (d)		603,000	592,084
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5702% 5/10/45 (b)(d)		537,000	549,156
Class E, 5% 5/10/45 (b)(d)		325,000	269,979
Class F, 5% 5/10/45 (b)(d)		418,000	176,528
Series 2017-C7 Class XA, 1.0558% 12/15/50 (d)(j)		30,537,645	1,959,008
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		201,000	200,394
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		478,000	470,206
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		471,000	484,775
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 4.36% 1/15/35 (b)(d)(e)		252,000	252,490
Series 2010-C1 Class XB, 0.5867% 11/15/43 (b)(d)(j)		8,849,797	24,279
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		207,000	219,171
Class D, 4.7597% 10/15/45 (b)(d)		1,063,000	1,119,282
Class E, 4.7597% 10/15/45 (b)(d)		486,918	495,309
Class F, 4.7597% 10/15/45 (b)(d)		147,000	140,807
Series 2015-C31 Class XA, 1.0142% 11/15/48 (d)(j)		13,253,760	639,433
Series 2015-NXS4 Class E, 3.6698% 12/15/48 (b)(d)		353,000	322,999
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	257,708
Class D, 3% 8/15/49 (b)		266,000	216,157
Series 2016-C34 Class XA, 2.1276% 6/15/49 (d)(j)		12,073,099	1,072,347
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		953,000	861,209
Series 2016-LC25 Class C, 4.4183% 12/15/59 (d)		328,000	356,300
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		733,000	682,161
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		326,000	320,359
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	249,891
Series 2018-C46 Class XA, 0.9441% 8/15/51 (d)(j)		26,785,668	1,530,335
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	4,972,369
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (b)(d)(e)		11,120,860	11,128,980
sequential payer Series 2011-C4I Class G, 5% 6/15/44		203,000	158,041
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		131,000	135,025
Class D, 5.6803% 3/15/44 (b)(d)		517,000	361,051
Class E, 5% 3/15/44 (b)		409,000	122,700
Class F, 5% 3/15/44 (b)		418,000	20,879
Series 2011-C4:
Class D, 5.2297% 6/15/44 (b)(d)		258,000	264,140
Class E, 5.2297% 6/15/44 (b)(d)		183,000	183,569
Series 2011-C5:
Class C, 5.6608% 11/15/44 (b)(d)		100,000	105,299
Class D, 5.6608% 11/15/44 (b)(d)		655,000	683,553
Class E, 5.6608% 11/15/44 (b)(d)		1,053,000	1,087,133
Class F, 5.25% 11/15/44 (b)(d)		733,000	729,608
Class G, 5.25% 11/15/44 (b)(d)		205,000	189,631
Class XA, 1.6869% 11/15/44 (b)(d)(j)		1,253,063	24,326
Series 2012-C6 Class D, 5.5786% 4/15/45 (b)(d)		381,000	403,358
Series 2012-C7:
Class C, 4.8128% 6/15/45 (d)		677,000	695,629
Class E, 4.8128% 6/15/45 (b)(d)		1,156,688	852,004
Class F, 4.5% 6/15/45 (b)		230,566	123,151
Class G, 4.5% 6/15/45 (b)		678,513	245,117
Series 2012-C8:
Class D, 4.8848% 8/15/45 (b)(d)		293,000	306,280
Class E, 4.8848% 8/15/45 (b)(d)		201,000	206,319
Series 2013-C11:
Class D, 4.2606% 3/15/45 (b)(d)		443,749	460,949
Class E, 4.2606% 3/15/45 (b)(d)		976,128	996,463
Series 2013-C13 Class D, 4.139% 5/15/45 (b)(d)		321,000	332,319
Series 2013-C16 Class D, 5.0335% 9/15/46 (b)(d)		115,000	115,996
Series 2013-UBS1 Class D, 4.7383% 3/15/46 (b)(d)		455,375	481,110
Series 2014-C21 Class XA, 1.0362% 8/15/47 (d)(j)		31,402,947	1,179,875
Series 2014-C24 Class XA, 0.8369% 11/15/47 (d)(j)		10,941,030	338,156
Series 2014-LC14 Class XA, 1.2075% 3/15/47 (d)(j)		19,753,435	746,717
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(d)		198,000	200,757
Class F, 3.5955% 11/10/36 (b)(d)		1,082,000	1,045,473
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		289,000	257,769
Class PR2, 3.516% 6/5/35 (b)(d)		755,000	645,672
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $540,578,283)			546,113,091

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,564,186
7.5% 4/1/34		3,305,000	5,478,335
7.55% 4/1/39		6,805,000	11,685,954
Series 2010, 7.625% 3/1/40		3,670,000	6,260,103
7.3% 10/1/39		10,015,000	16,211,982
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		410,000	422,308
Series 2010 C1, 7.781% 1/1/35		5,065,000	7,081,680
Series 2012 B, 5.432% 1/1/42		1,190,000	1,417,397
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		7,675,636	8,120,440
5.1% 6/1/33		22,880,000	26,769,600
Series 2010-1, 6.63% 2/1/35		4,335,000	5,450,959
Series 2010-3:
6.725% 4/1/35		6,465,000	8,103,425
7.35% 7/1/35		2,965,000	3,831,788
Series 2010-5, 6.2% 7/1/21		1,184,000	1,225,132
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	19,374,273
TOTAL MUNICIPAL SECURITIES
(Cost $105,624,899)			122,997,562

Foreign Government and Government Agency Obligations - 1.1%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$168,000	$173,460
5.875% 6/11/25 (b)		220,000	230,725
6.125% 1/31/22 (b)		2,463,000	2,547,666
6.2004% 3/1/24 (b)		170,000	180,200
7.0529% 1/15/32 (b)		210,000	213,675
7.5% 1/31/27 (b)		5,018,000	5,595,070
7.6003% 3/1/29 (b)		1,950,000	2,090,766
7.903% 2/21/48 (b)		459,000	465,024
8.5% 1/31/47 (b)		904,000	969,823
8.7002% 3/1/49 (b)		160,000	172,050
Argentine Republic:
5.625% 1/26/22		2,930,000	1,371,606
6.875% 4/22/21		9,124,000	4,536,339
7.5% 4/22/26		6,513,000	2,855,543
8.28% 12/31/33		1,114,620	597,715
Azerbaijan Republic 4.75% 3/18/24 (b)		505,000	539,719
Bahamian Republic 6% 11/21/28 (b)		212,000	241,349
Bahrain Kingdom 5.5% 3/31/20 (b)		285,000	284,644
Barbados Government:
6.5% 2/1/21 (b)		90,000	90,045
6.5% 10/1/29 (b)		900,000	953,156
Belarus Republic:
6.875% 2/28/23 (b)		1,624,000	1,741,740
7.625% 6/29/27 (b)		132,000	151,140
Bermuda Government:
3.717% 1/25/27 (b)		435,000	468,169
4.75% 2/15/29 (b)		915,000	1,063,402
Brazilian Federative Republic:
4.25% 1/7/25		3,631,000	3,960,059
4.75% 1/14/50		2,125,000	2,249,180
5.625% 1/7/41		4,349,000	5,138,615
5.625% 2/21/47		461,000	551,903
7.125% 1/20/37		295,000	396,406
8.25% 1/20/34		2,966,000	4,286,797
Buenos Aires Province 10.875% 1/26/21 (b)		1,100,667	528,320
Cameroon Republic 9.5% 11/19/25 (b)		2,118,000	2,373,484
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	338,000
8.95% 2/19/21 (b)		362,780	361,873
Costa Rican Republic 4.25% 1/26/23 (b)		665,000	663,338
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,246,000	1,256,903
6.25% 7/27/21 (b)		95,000	96,306
Dominican Republic:
4.5% 1/30/30 (b)		520,000	520,000
5.5% 1/27/25 (b)		405,000	434,236
5.875% 1/30/60 (b)		470,000	464,595
5.95% 1/25/27 (b)		324,000	354,375
6% 7/19/28 (b)		614,000	676,551
6.4% 6/5/49 (b)		385,000	406,777
6.85% 1/27/45 (b)		477,000	530,513
6.875% 1/29/26 (b)		1,488,000	1,690,740
7.45% 4/30/44 (b)		826,000	977,003
Ecuador Republic 10.5% 3/24/20 (b)		260,000	257,563
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		140,000	147,788
6.375% 1/18/27 (b)		1,055,000	1,131,817
7.1246% 1/20/50 (b)		365,000	381,083
7.625% 9/21/34 (b)		260,000	283,644
7.75% 1/24/23 (b)		615,000	670,927
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		660,000	672,581
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		345,000	347,695
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		130,000	137,638
Ghana Republic:
6.375% 2/11/27 (b)		510,000	503,625
7.875% 3/26/27 (b)		365,000	384,619
Greek Government 3.875% 3/12/29 (Reg. S) (b)	EUR	1,400,000	1,871,158
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	4,756,073
3.5% 2/14/50		520,000	523,364
4.35% 1/11/48		655,000	741,992
5.125% 1/15/45 (b)		985,000	1,230,327
5.25% 1/17/42 (b)		540,000	679,556
5.95% 1/8/46 (b)		560,000	775,075
6.75% 1/15/44 (b)		380,000	567,566
7.75% 1/17/38 (b)		1,307,000	2,030,967
8.5% 10/12/35 (b)		1,295,000	2,097,952
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		164,000	183,851
Ivory Coast 5.75% 12/31/32		1,667,250	1,610,980
Jamaican Government:
6.75% 4/28/28		90,000	105,300
7.875% 7/28/45		250,000	338,672
Jordanian Kingdom 6.125% 1/29/26 (b)		410,000	438,316
Kazakhstan Republic 6.5% 7/21/45 (b)		100,000	152,250
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		480,000	548,880
4.625% 10/4/47 (b)		1,165,000	1,360,138
Lebanese Republic:
5.8% 4/14/20		978,000	387,227
6.375% 3/9/20		1,842,000	830,972
Mendoza Province 8.375% 5/19/24 (b)		125,000	90,625
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		4,400,000	5,295,400
5.1% 3/28/35(Reg. S)		1,000,000	1,203,500
5.25% 6/23/47 (b)		3,600,000	4,657,500
5.25% 6/23/47(Reg. S)		200,000	258,750
5.625% 4/4/42 (b)		600,000	793,125
5.875% 9/16/43 (b)		400,000	548,500
Mongolian People's Republic 8.75% 3/9/24 (b)		178,000	197,636
Moroccan Kingdom:
4.25% 12/11/22 (b)		715,000	752,538
5.5% 12/11/42 (b)		100,000	126,938
Papua New Guinea 8.375% 10/4/28 (b)		490,000	529,813
Peruvian Republic 4% 3/7/27 (k)(p)		494,000	497,089
Province of Santa Fe 7% 3/23/23(b)		1,846,000	1,458,340
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,723,000	2,049,058
7.45% 9/1/24 (b)		1,097,000	734,167
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,824,000	3,626,825
Republic of Kenya 6.875% 6/24/24 (b)		1,090,000	1,164,256
Republic of Nigeria:
6.5% 11/28/27 (b)		670,000	666,650
7.625% 11/21/25 (b)		1,760,000	1,927,200
Republic of Paraguay 5.4% 3/30/50 (b)		100,000	120,050
Rwanda Republic 6.625% 5/2/23 (b)		897,000	959,789
South African Republic 4.875% 4/14/26		105,000	109,823
State of Qatar:
4% 3/14/29 (b)		545,000	619,427
4.817% 3/14/49 (b)		1,985,000	2,535,217
5.103% 4/23/48 (b)		1,515,000	2,011,163
9.75% 6/15/30 (b)		523,000	867,363
Sultanate of Oman:
3.625% 6/15/21 (b)		215,000	214,866
3.875% 3/8/22 (b)		720,000	723,600
4.75% 6/15/26 (b)		550,000	535,563
5.375% 3/8/27 (b)		150,000	149,672
6.75% 1/17/48 (b)		301,000	283,881
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		370,000	379,366
5.625% 12/5/22 (b)		250,000	257,500
Turkish Republic:
3.25% 3/23/23		3,280,000	3,123,175
4.25% 3/13/25		580,000	539,400
5.125% 3/25/22		5,330,000	5,344,991
5.25% 3/13/30		375,000	340,313
5.75% 5/11/47		1,262,000	1,075,855
6.25% 9/26/22		6,245,000	6,438,205
6.35% 8/10/24		435,000	446,555
7.25% 12/23/23		1,011,000	1,071,344
Ukraine Government:
7.375% 9/25/32 (b)		580,000	622,413
7.75% 9/1/20 (b)		4,590,000	4,663,440
7.75% 9/1/21 (b)		7,119,000	7,492,748
7.75% 9/1/22 (b)		810,000	870,750
7.75% 9/1/23 (b)		510,000	551,310
7.75% 9/1/24 (b)		745,000	807,208
7.75% 9/1/26 (b)		355,000	388,725
7.75% 9/1/27 (b)		270,000	294,975
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S)	GBP	921,009	1,361,141
1.75% 1/22/49(Reg. S)	GBP	1,400,000	2,164,434
4.25% 3/7/36 (Reg. S)	GBP	30,000	58,874
4.25% 12/7/49 (Reg. S)	GBP	1,020,283	2,437,968
United Mexican States:
3.25% 4/16/30		625,000	641,563
5.75% 10/12/10		1,610,000	2,031,116
6.05% 1/11/40		3,005,000	4,047,359
Uzbekistan Republic of 4.75% 2/20/24 (b)		80,000	84,425
Venezuelan Republic:
9.25% 9/15/27 (f)		4,549,000	705,095
11.95% 8/5/31 (Reg. S) (f)		938,300	145,437
12.75% 8/23/22 (f)		199,600	30,938
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (d)(e)		71,000	71,360
5.5% 3/12/28		2,267,800	2,246,539
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $169,514,748)			168,381,442
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (q)		18,523	38,343
iHeartMedia, Inc. (q)		7,877	119,021
			157,364
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (k)		1,170	146
David's Bridal, Inc. rights (k)(q)		295	37
			183
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (q)		55,600	7,239
Weatherford International PLC (q)		11,199	234,059
			241,298
TOTAL COMMON STOCKS
(Cost $764,907)			398,845

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	304,190
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (d)		22,500	556,425
MFA Financial, Inc. Series B, 7.50%		13,700	341,582
			898,007
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Homes 4 Rent Series D, 6.50%		14,800	383,616
Boston Properties, Inc. 5.25%		6,350	159,830
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	23,389
Series C, 6.50%		14,300	335,621
Colony Capital, Inc.:
Series H, 7.125%		16,500	364,815
Series I, 7.15%		17,100	378,252
National Storage Affiliates Trust Series A, 6.00%		6,925	185,521
PS Business Parks, Inc. Series W, 5.20%		8,025	202,150
Public Storage Series F, 5.15%		21,800	553,502
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	421,388
SITE Centers Corp. Series K, 6.25%		11,650	284,027
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	259,080
Taubman Centers, Inc. Series J, 6.50%		7,900	200,423
UMH Properties, Inc. Series C, 6.75%		8,625	213,469
			3,965,083

TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,863,090

TOTAL PREFERRED STOCKS
(Cost $4,877,592)			5,167,280
		Principal Amount(a)	Value

Bank Loan Obligations - 4.6%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.11% 12/11/26 (d)(e)(r)		1,875,000	1,853,906
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/20/27 (e)(r)(s)		5,070,000	4,945,075
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/15/24 (e)(r)(s)		6,668,119	6,679,255
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/4/26 (d)(e)(r)		1,295,000	1,293,381
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/1/27 (d)(e)(r)		1,895,108	1,850,099
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.1034% 11/1/24 (d)(e)(r)		1,422,851	1,145,395
3 month U.S. LIBOR + 8.250% 9.8534% 11/1/25 (d)(e)(r)		2,059,000	936,330
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 7/31/25 (d)(e)(r)		2,854,775	2,744,152
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.346% 1/31/26 (d)(e)(r)		617,109	598,595
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.6585% 8/14/26 (d)(e)(r)		1,930,081	1,886,654
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.11% 2/26/21 (d)(e)(r)		1,500,000	1,499,070
			25,431,912
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (d)(e)(r)		2,750,000	2,701,875
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.61% 4/22/26 (d)(e)(r)		1,488,750	1,437,582
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/8/22 (d)(e)(r)		1,260,835	1,150,512
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 7/8/23 (d)(e)(r)		169,000	141,791
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.8534% 2/28/25 (d)(e)(r)		3,071,980	2,835,007
3 month U.S. LIBOR + 2.500% 4.1034% 9/20/26 (d)(e)(r)		498,750	461,344
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1289% 1/23/25 (d)(e)(r)		872,668	863,942
			9,592,053
Interactive Media & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.36% 10/19/23 (d)(e)(r)		1,756,081	1,615,595
Media - 0.3%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.3894% 1/31/26 (d)(e)(r)		1,450,452	1,395,161
3 month U.S. LIBOR + 2.750% 4.4119% 7/15/25 (d)(e)(r)		529,198	510,348
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/15/25 (d)(e)(r)		1,802,621	1,791,355
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.36% 5/1/24 (d)(e)(r)		361,367	361,931
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 6/7/23 (d)(e)(r)		2,176,569	2,003,814
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.36% 2/1/27 (d)(e)(r)		8,714,500	8,583,782
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 1/31/28 (d)(e)(r)		3,150,000	3,114,563
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.1585% 4/15/27 (d)(e)(r)		2,625,000	2,592,188
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9085% 1/15/26 (d)(e)(r)		718,740	707,513
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 3/31/26 (d)(e)(r)		748,125	731,292
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.88% 8/24/26 (d)(e)(r)		4,718,175	4,293,539
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 11/17/24 (d)(e)(r)		1,050,563	1,036,118
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.125% 2/19/26 (d)(e)(r)		860,361	832,399
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.655% 5/1/26 (d)(e)(r)		790,000	774,200
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 12/18/24 (d)(e)(r)		1,527,710	1,506,704
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.1663% 1/30/27 (d)(e)(r)		750,000	747,563
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6585% 10/22/26 (d)(e)(r)		1,300,000	1,304,329
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.59% 1/15/25 (d)(e)(r)		294,237	291,848
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 10/19/26 (d)(e)(r)		272,000	239,360
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9085% 7/17/25 (d)(e)(r)		2,767,429	2,731,646
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.405% 9/19/26 (d)(e)(r)		2,718,188	2,691,006
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.6709% 10/4/23 (d)(e)(r)		989,822	979,310
Outfront Media Capital LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4028% 11/28/26 (d)(e)(r)		750,000	743,438
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 10/17/26 (d)(e)(r)		1,250,000	1,243,750
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/25 (e)(k)(r)(s)		250,000	248,750
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.16% 9/30/26 (d)(e)(r)		1,321,688	1,295,254
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/24/24 (d)(e)(r)		1,940,717	1,944,114
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.1585% 1/31/28 (d)(e)(r)		2,000,000	1,963,340
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 8/19/23 (d)(e)(r)		3,984,219	3,844,771
			50,503,386
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (d)(e)(r)		10,710,000	10,558,239
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (d)(e)(r)		1,270,000	1,277,252
Tranche B-5, term loan 6.625% 1/2/24 (r)		1,718,000	1,726,590
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1034% 2/10/24 (d)(e)(r)		970,525	869,591
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.36% 4/11/25 (d)(e)(r)		1,116,827	1,102,867
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 2/2/24 (d)(e)(r)		990,000	981,338
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1875% 2/3/24 (d)(e)(r)		499,936	494,937
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (d)(e)(r)		1,604,585	1,466,190
			18,477,004

TOTAL COMMUNICATION SERVICES			105,619,950

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 11/27/20 (d)(e)(r)		1,605,673	1,410,311
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 11/27/21 (d)(e)(r)		579,000	326,168
			1,736,479
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8968% 4/18/25 (d)(e)(r)		872,810	871,719
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 6/11/26 (d)(e)(r)		625,016	618,766
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2764% 6/11/26 (d)(e)(r)(t)		123,379	122,145
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.155% 4/30/25 (d)(e)(r)		1,072,665	901,039
			1,641,950
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 11/7/23 (d)(e)(r)		532,160	530,388
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/26/26 (d)(e)(r)		750,000	744,690
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.87% 7/3/20 (d)(e)(r)		881,000	853,249
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (d)(e)(r)		1,489,089	1,491,025
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (d)(e)(r)		363,000	359,671
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (d)(e)(r)		2,675,844	2,629,017
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0522% 3/13/25 (d)(e)(r)		1,043,621	1,029,710
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1585% 1/3/27 (d)(e)(r)		1,296,783	1,298,002
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (d)(e)(r)		3,707,443	3,639,485
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 7/30/25 (d)(e)(r)		965,226	950,747
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 5/15/23 (d)(e)(r)		19,525	18,768
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.8534% 5/14/22 (d)(e)(r)		268,482	265,126
3 month U.S. LIBOR + 3.250% 4.8534% 5/14/22 (d)(e)(r)		1,545,425	1,526,107
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 5/14/23 (d)(e)(r)		111,476	107,156
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (d)(e)(r)		2,174,942	2,167,699
			17,610,840
Hotels, Restaurants & Leisure - 0.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 7/1/23 (d)(e)(r)		673,920	652,018
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3626% 2/1/26 (d)(e)(r)		1,133,808	1,105,463
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 7/31/24 (d)(e)(r)		1,214,509	1,190,219
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 2/15/24 (d)(e)(r)		635,950	626,411
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/11/25 (d)(e)(r)		1,946,000	1,928,973
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 1/15/27 (d)(e)(r)		1,000,000	993,130
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5766% 10/19/24 (d)(e)(r)		1,225,169	1,197,603
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8293% 9/15/23 (d)(e)(r)		498,208	490,944
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 11/19/26 (d)(e)(r)		1,750,000	1,719,375
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 12/22/24 (d)(e)(r)		9,433,204	9,087,288
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 8/8/21 (d)(e)(r)		638,060	636,784
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1034% 8/30/26 (d)(e)(r)		997,500	941,810
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 4/18/24 (d)(e)(r)		1,219,367	1,203,113
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 2/1/24 (d)(e)(r)		5,235,000	5,051,775
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8894% 4/17/24 (d)(e)(r)		594,622	591,281
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 9/8/24 (d)(e)(r)		455,000	453,580
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 3/8/24 (d)(e)(r)		2,019,442	1,984,950
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 11/30/23 (d)(e)(r)		2,780,372	2,729,408
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1453% 3/15/24 (d)(e)(r)		1,075,319	1,048,436
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 3/13/25 (d)(e)(r)		1,043,754	1,017,661
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 10/20/24 (d)(e)(r)		3,712,212	3,628,687
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1199% 10/4/23 (d)(e)(r)		5,588,695	5,471,109
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3768% 6/21/26 (d)(e)(r)		1,646,634	1,626,973
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4085% 4/3/25 (d)(e)(r)		1,053,595	1,042,069
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3632% 6/10/22 (d)(e)(r)		1,919,467	1,888,756
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3952% 8/31/25 (d)(e)(r)		1,196,955	1,195,962
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 10/14/23 (d)(e)(r)		423,536	408,005
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3894% 10/18/26 (d)(e)(r)		1,415,426	1,406,225
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 5/29/26 (d)(e)(r)		1,097,837	1,088,230
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 10/15/25 (d)(e)(r)		874,140	861,028
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (d)(e)(r)		1,364,688	1,099,938
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.35% 4/27/24 (d)(e)(r)		166,864	154,350
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4605% 5/10/26 (d)(e)(k)(r)		497,500	497,500
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.6034% 12/10/24 (d)(e)(r)		2,875,000	2,875,000
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8534% 7/28/21 (d)(e)(r)		846,828	800,253
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.61% 5/11/24 (d)(e)(r)		317,627	317,627
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.3659% 8/14/24 (d)(e)(r)		727,378	704,196
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 7/6/24 (d)(e)(r)		1,352,396	1,338,872
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 7/10/25 (d)(e)(r)		4,388,380	4,373,284
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.86% 2/7/27 (d)(e)(r)		2,607,879	2,544,846
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (d)(e)(r)		2,254,350	1,710,488
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (d)(e)(r)		750,000	525,000
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (e)(r)(s)(t)		123,941	123,166
3 month U.S. LIBOR + 4.000% 5.6034% 12/30/26 (d)(e)(r)		1,001,059	994,803
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.1034% 12/30/27 (d)(e)(k)(r)		300,000	300,000
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4162% 8/3/26 (d)(e)(r)		1,491,263	1,461,437
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 5/30/25 (d)(e)(r)		1,416,075	1,401,206
			74,489,232
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 9/25/24 (d)(e)(r)		17,092,027	16,322,886
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 1/29/27 (d)(e)(r)		375,000	367,500
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 8/19/23 (d)(e)(r)		1,377,778	1,306,313
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1126% 11/8/24 (d)(e)(r)		1,822,665	1,786,212
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1477% 12/12/26 (d)(e)(r)		3,750,000	3,718,763
			23,501,674
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1528% 1/4/26 (d)(e)(r)		748,650	744,907
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1034% 12/21/25 (d)(e)(r)		992,500	906,153
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 12/15/24 (d)(e)(r)		1,778,340	1,702,760
			3,353,820
Specialty Retail - 0.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.655% 7/2/22 (d)(e)(r)		1,816,515	1,439,588
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (d)(e)(k)(r)		35,187	35,187
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (d)(e)(k)(r)		25,298	25,298
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.1004% 8/19/22 (d)(e)(r)		1,609,310	1,464,472
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0271% 1/26/23 (d)(e)(r)		1,310,533	1,037,195
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.655% 4/16/26 (d)(e)(r)		1,851,013	1,792,243
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.155% 9/12/24 (d)(e)(r)		496,250	489,303
			6,283,286

TOTAL CONSUMER DISCRETIONARY			129,489,000

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6525% 12/16/23 (d)(e)(r)		703,929	699,543
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4028% 10/1/26 (d)(e)(r)		98,000	95,060
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4028% 10/1/25 (d)(e)(r)		286,110	284,559
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 12/6/24 (d)(e)(r)		1,293,909	1,272,883
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.7621% 5/31/24 (d)(e)(r)		4,476,151	4,095,678
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9028% 2/3/24 (d)(e)(r)		3,370,283	3,338,164
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (d)(e)(r)		986,042	956,875
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 1/30/27 (d)(e)(r)		1,710,000	1,680,075
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1696% 10/22/25 (d)(e)(r)		381,552	376,306
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2771% 11/20/25 (d)(e)(r)		934,688	518,752
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.3534% 6/20/25 (d)(e)(r)		621,875	590,781
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 6/20/26 (d)(e)(r)		1,617,187	1,613,823
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.3534% 6/30/22 (d)(e)(r)		1,038,209	1,025,231
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 3/31/22 (d)(e)(r)		1,368,546	1,363,072
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/13/26 (d)(e)(r)		1,745,625	1,722,356
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 6/27/23 (d)(e)(r)		1,226,118	1,209,774
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 1/16/26 (d)(e)(k)(r)		441,663	439,454
			20,582,843
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4028% 7/7/24 (d)(e)(r)		693,185	691,452
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 10/7/23 (d)(e)(r)		3,345,585	3,287,037
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 5/1/26 (d)(e)(r)		3,081,713	3,025,872
			7,004,361
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 10/10/24 (d)(e)(r)		1,250,000	1,256,250
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6585% 6/15/25 (d)(e)(r)		430,536	299,223
			1,555,473

TOTAL CONSUMER STAPLES			29,842,220

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 11/3/25 (d)(e)(r)		1,263,650	1,074,103
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6394% 5/21/25 (d)(e)(r)		1,115,840	920,568
			1,994,671
Oil, Gas & Consumable Fuels - 0.3%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 11/14/26 (e)(r)(t)		222,222	219,722
3 month U.S. LIBOR + 4.000% 5.6501% 11/14/26 (d)(e)(r)		777,778	769,028
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 6/24/24 (d)(e)(r)		2,573,801	2,219,903
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (d)(e)(r)		1,468,622	1,218,956
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.405% 10/18/26 (d)(e)(r)		1,000,000	986,670
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.89% 11/18/24 (d)(e)(r)		925,000	922,688
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (d)(e)(r)		7,019,000	3,527,048
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (d)(e)(r)		7,528,000	6,392,552
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (d)(e)(r)		4,775,000	4,325,338
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 8/1/23 (d)(e)(r)		852,863	852,863
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (d)(e)(r)		2,977,500	2,962,613
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 7/29/21 (d)(e)(r)		2,662,661	2,656,004
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 3/31/25 (d)(e)(r)		1,189,782	1,165,986
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (d)(e)(r)		256,098	249,695
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (d)(e)(r)		558,266	541,753
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (d)(e)(r)		2,000,000	1,928,000
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.11% 1/31/24 (d)(e)(r)		1,081,905	1,073,791
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6034% 3/1/24 (d)(e)(r)		7,187,871	2,395,933
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8894% 7/18/25 (d)(e)(r)		3,159,538	2,851,483
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.6034% 2/15/24 (d)(e)(r)		1,011,007	914,537
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 5/22/26 (d)(e)(r)		1,276,875	1,199,471
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 10/15/26 (e)(r)		375,000	373,710
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 10/30/24 (d)(e)(r)		392,922	377,205
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (d)(e)(r)		2,962,293	2,821,584
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 6.7821% 5/11/20 (d)(e)(k)(r)(t)		1,805,572	1,805,572
term loan 7.25% 5/11/20 (d)(k)(r)		528,000	528,000
			45,280,105

TOTAL ENERGY			47,274,776

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 2/13/27 (d)(e)(r)		1,160,000	1,136,800
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (d)(e)(r)		2,432,775	2,377,429
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7624% 5/22/24 (d)(e)(r)		499,599	493,354
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 2/27/26 (d)(e)(r)		2,360,000	2,336,400
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (d)(e)(r)		1,077,190	1,066,870
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9273% 3/1/25 (d)(e)(r)		2,055,056	2,043,506
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 6/1/23 (d)(e)(r)		606,723	598,004
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.155% 7/1/26 (d)(e)(r)		937,445	924,556
			10,976,919
Diversified Financial Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 7/12/24 (d)(e)(r)		2,166,124	2,149,879
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.397% 1/15/25 (d)(e)(r)		2,004,661	1,981,267
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.147% 2/10/27 (d)(e)(r)		1,375,000	1,347,500
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/6/23 (d)(e)(r)		1,046,500	1,039,959
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 10/1/25 (d)(e)(r)		5,716,413	5,699,721
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 12/27/22 (d)(e)(r)		889,640	880,192
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 7/3/24 (d)(e)(r)		499,659	494,508
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1% 7/3/24 (d)(e)(r)		728,566	710,351
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 6/7/23 (d)(e)(r)		1,358,843	1,292,029
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 6/30/24 (d)(e)(r)		588,162	585,709
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 9/29/24 (d)(e)(r)		263,629	260,993
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.1653% 2/7/25 (d)(e)(r)		1,875,000	1,865,625
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4153% 2/11/27 (d)(e)(r)		4,895,000	4,888,881
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4153% 2/11/27 (d)(e)(r)		3,545,000	3,520,646
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 11/16/26 (d)(e)(r)		2,828,647	2,801,237
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 4/29/26 (d)(e)(r)		606,864	598,823
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(k)(r)		1,105,000	1,123,122
			31,240,442
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2072% 1/30/27 (d)(e)(r)		2,923,202	2,874,472
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 5/10/25 (d)(e)(r)		1,931,489	1,889,633
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9085% 5/9/25 (d)(e)(r)		746,250	734,437
AmeriLife Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 2/6/27 (e)(r)(s)		71,023	70,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/6/27 (e)(r)(s)		553,977	548,438
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3639% 1/25/24 (d)(e)(r)		2,909,137	2,894,591
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 11/3/23 (d)(e)(r)		2,623,514	2,595,101
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 11/3/24 (d)(e)(r)		2,160,581	2,137,182
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.6034% 8/4/22 (d)(e)(r)		4,807,974	4,757,875
3 month U.S. LIBOR + 6.500% 8.1034% 8/4/25 (d)(e)(r)		4,904,000	4,910,130
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.5508% 4/25/25 (d)(e)(r)		5,128,193	4,977,578
3 month U.S. LIBOR + 4.000% 5.6918% 4/25/25 (d)(e)(r)		1,250,000	1,245,538
National Financial Partners Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9028% 2/3/27 (d)(e)(r)		750,000	727,500
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 12/2/26 (d)(e)(r)		750,000	744,998
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (d)(e)(r)		2,499,144	2,436,665
			33,544,451
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 7/10/26 (d)(e)(r)		748,125	742,514

TOTAL FINANCIALS			76,504,326

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/11/26 (d)(e)(r)		2,070,000	2,054,475
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 6/22/24 (d)(e)(r)		2,148,086	2,083,643
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.905% 6/30/25 (d)(e)(r)		3,106,520	2,951,194
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1579% 2/11/26 (d)(e)(r)		4,714,375	4,655,445
			9,690,282
Health Care Providers & Services - 0.1%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8722% 12/13/26 (d)(e)(r)		1,060,000	1,052,050
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/13/25 (d)(e)(r)		1,069,435	1,066,537
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/18/26 (d)(e)(r)		2,346,240	2,337,442
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 8/31/26 (d)(e)(r)		622,587	611,306
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 8/30/27 (d)(e)(r)		485,000	478,210
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7814% 8/31/26 (d)(e)(r)(t)		155,769	152,947
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3952% 11/16/25 (d)(e)(r)		2,631,972	2,605,652
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.86% 8/31/24 (d)(e)(r)		1,484,810	1,432,842
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.8534% 3/8/26 (d)(e)(r)		865,028	823,939
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 6/23/24 (d)(e)(r)		1,824,695	1,710,652
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.625% 6/13/26 (d)(e)(r)		3,117,188	3,082,119
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1452% 11/20/26 (d)(e)(r)		750,000	735,000
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 12/1/24 (d)(e)(r)		889,652	871,859
			16,960,555
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 7/22/26 (d)(e)(r)		1,122,188	1,118,911
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 9/30/26 (d)(e)(r)		1,000,000	991,880
			2,110,791
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 9/27/24 (d)(e)(r)		343,188	332,319
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/9/26 (d)(e)(r)		992,500	977,613
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (e)(r)(s)		4,625,000	4,571,026
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 11/25/20 (d)(e)(r)		29,523	29,169
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.9784% 11/25/22 (d)(e)(r)		3,955,144	3,895,104
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.4085% 11/27/25 (d)(e)(r)		1,275,000	1,266,636
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6585% 6/1/25 (d)(e)(r)		2,595,533	2,577,364
			13,316,912

TOTAL HEALTH CARE			44,465,334

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.34% 1/20/27 (d)(e)(r)		1,020,000	1,007,250
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2/4/27 (e)(r)(s)		860,000	849,250
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.19% 6/19/26 (d)(e)(r)		374,063	371,257
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/30/25 (d)(e)(r)		1,061,495	1,035,626
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 12/9/25 (d)(e)(r)		5,138,789	5,016,742
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 8/22/24 (d)(e)(r)		1,415,940	1,387,621
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5297% 4/30/25 (d)(e)(r)		1,878,298	1,823,508
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.53% 4/30/26 (d)(e)(r)		181,000	168,330
			11,659,584
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2128% 4/8/26 (d)(e)(r)		1,320,153	1,292,100
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2128% 4/8/26 (d)(e)(r)		709,760	694,677
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 10/18/20 (d)(e)(r)		372,000	368,280
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 10/5/24 (d)(e)(r)		666,520	662,354
			3,017,411
Airlines - 0.0%
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6528% 12/11/26 (d)(e)(r)		2,180,000	2,096,070
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8/13/25 (d)(e)(r)(s)		1,020,000	1,025,100
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 10/1/26 (d)(e)(r)		2,000,000	1,975,000
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 6/1/25 (d)(e)(r)		1,277,705	1,263,867
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 10/17/23 (d)(e)(r)		358,463	356,821
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/28/27 (e)(r)(s)		1,690,000	1,662,538
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 5/31/25 (d)(e)(r)		911,434	871,176
			7,154,502
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2038% 10/15/26 (d)(e)(r)		1,000,000	940,000
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.088% 6/21/24 (d)(e)(r)		4,314,516	4,215,282
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5132% 8/1/26 (d)(e)(r)		1,122,188	1,114,703
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/10/26 (d)(e)(r)		621,875	622,497
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 3/29/25 (d)(e)(r)		1,691,332	1,677,378
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 10/5/26 (d)(e)(r)		498,750	493,763
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4631% 11/3/23 (d)(e)(r)		1,562,146	1,228,893
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.875% 6/29/26 (d)(e)(r)		967,500	962,663
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (d)(e)(r)		7,538,863	7,411,682
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7624% 1/23/27 (d)(e)(r)		1,310,000	1,305,088
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (d)(e)(r)		1,375,000	1,368,125
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 8/29/25 (d)(e)(r)		862,290	824,565
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1593% 8/15/25 (d)(e)(r)		1,457,390	1,439,172
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.11% 9/26/24 (d)(e)(r)		461,104	384,100
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1452% 2/8/26 (d)(e)(r)		561,755	553,329
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (d)(e)(r)		1,122,188	1,032,413
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 12/20/24 (d)(e)(r)		1,362,493	1,352,847
			26,926,500
Construction & Engineering - 0.0%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 1/24/27 (d)(e)(r)		1,125,000	1,101,094
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 7/24/26 (d)(e)(r)		1,419,707	1,405,254
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.61% 9/27/24 (d)(e)(r)		965,775	801,593
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 5/21/26 (d)(e)(k)(r)		2,129,369	2,124,045
			5,431,986
Electrical Equipment - 0.0%
Vertiv Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (e)(r)(s)		2,375,000	2,351,250
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.75% 11/30/23 (d)(e)(r)		849,200	843,892
			3,195,142
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 10/1/25 (d)(e)(r)		1,099,795	1,088,335
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 11/15/26 (d)(e)(r)		160,000	156,650
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/15/25 (d)(e)(r)		896,880	886,513
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 5/15/26 (d)(e)(r)		562,500	563,670
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 3/31/24 (d)(e)(r)		624,093	611,480
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 9/19/26 (d)(e)(r)		625,000	621,094
			3,927,742
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 4/4/24 (d)(e)(r)		1,191,683	1,161,891
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.61% 2/7/26 (d)(e)(r)		704,675	694,986
			1,856,877
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.906% 12/30/26 (d)(e)(r)		2,000,000	1,986,660
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.36% 6/30/23 (d)(e)(r)		1,173,863	1,165,799
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8985% 9/11/24 (d)(e)(r)		160,000	157,600
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1034% 7/13/23 (d)(e)(r)		798,681	790,095
3 month U.S. LIBOR + 4.000% 5.6394% 4/4/25 (d)(e)(r)		2,596,055	2,577,987
			6,678,141
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.48% 8/9/25 (d)(e)(r)		1,145,623	1,128,439

TOTAL INDUSTRIALS			73,072,394

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 8/10/25 (d)(e)(r)		1,469,896	1,138,258
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 4/4/26 (d)(e)(r)		3,561,075	3,498,756
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 2/1/24 (d)(e)(r)		5,347,901	5,230,942
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8789% 4/15/26 (d)(e)(r)		1,116,563	1,099,814
			10,967,770
Electronic Equipment & Components - 0.1%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 11/4/26 (d)(e)(r)		365,000	365,913
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 2/1/25 (d)(e)(r)		1,399,199	1,357,223
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.3534% 2/1/26 (d)(e)(k)(r)		158,000	150,100
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8009% 1/31/24 (d)(e)(r)		277,425	277,541
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8534% 3/8/26 (d)(e)(r)		129,000	126,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 3/8/25 (d)(e)(r)		439,424	432,722
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.4446% 12/2/24 (d)(e)(r)		698,096	680,643
3 month U.S. LIBOR + 7.500% 9.4084% 12/1/25 (d)(e)(r)		272,000	261,120
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 2/15/24 (d)(e)(r)		2,154,107	2,117,767
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 9/24/26 (d)(e)(r)		1,371,563	1,354,418
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 2/1/22 (d)(e)(r)		778,313	772,282
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.155% 9/28/24 (d)(e)(r)		2,443,227	2,412,686
			10,308,728
IT Services - 0.1%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7771% 4/19/25 (d)(e)(r)		358,451	351,730
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8952% 10/31/26 (d)(e)(r)		1,213,000	1,205,043
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (d)(e)(r)		375,000	371,408
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 4/2/26 (d)(e)(r)		995,000	995,000
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3875% 2/9/23 (d)(e)(r)		1,607,339	1,577,202
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.35% 5/31/25 (d)(e)(r)		2,572,165	2,160,876
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (d)(e)(r)		1,974,630	1,882,079
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7632% 11/3/23 (d)(e)(r)		1,432,954	1,365,433
Surf Holdings SARL 1LN, term loan 3 month U.S. LIBOR + 3.500% 2/25/27 (e)(r)(s)		565,000	555,819
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3953% 5/1/24 (d)(e)(r)		2,149,675	2,118,785
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1034% 8/27/25 (d)(e)(r)		1,928,588	1,918,945
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1709% 3/1/26 (d)(e)(r)		3,427,800	3,405,313
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.3894% 10/11/26 (d)(e)(r)		398,104	381,682
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3894% 10/11/25 (d)(e)(r)		1,959,447	1,902,290
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/17/26 (d)(e)(r)		1,136,524	1,121,374
			21,312,979
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.625% 11/15/25 (d)(e)(r)		1,010,854	1,003,272
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/19/26 (d)(e)(r)		997,500	984,413
			1,987,685
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (d)(e)(r)		2,333,000	2,217,820
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (d)(e)(r)		4,813,808	4,581,157
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 4/23/26 (d)(e)(r)		744,375	741,896
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 10/2/25 (d)(e)(r)		3,780,567	3,625,299
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1594% 9/5/25 (d)(e)(r)		965,041	965,041
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 4/30/25 (d)(e)(r)		1,254,125	1,235,313
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 8/23/25 (d)(e)(r)		1,411,143	1,411,143
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/29/24 (d)(e)(r)		891,656	884,594
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 10/16/26 (d)(e)(r)		3,000,000	2,966,250
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8534% 8/23/25 (d)(e)(r)		541,421	536,348
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1132% 8/14/25 (d)(e)(r)		693,000	665,717
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.86% 6/1/22 (d)(e)(r)		1,728,090	1,713,280
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 12/22/23 (d)(e)(r)		1,253,990	1,244,586
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 1/22/27 (d)(e)(r)		385,000	382,836
Flexera Software LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 2/26/25 (e)(r)(s)		178,571	178,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 2/26/25 (d)(e)(r)		567,641	569,060
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 7/7/25 (d)(e)(r)		144,000	144,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1034% 7/1/24 (d)(e)(r)		1,060,356	1,053,729
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (d)(e)(r)		2,849,000	2,855,239
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (d)(e)(r)		5,696,128	5,644,521
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.93% 1/20/24 (d)(e)(r)		1,850,541	1,831,111
3 month U.S. LIBOR + 9.000% 10.68% 1/20/25 (d)(e)(r)		613,000	597,675
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 11/20/21 (d)(e)(r)		162,058	160,033
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.1034% 6/21/24 (d)(e)(r)		5,623,071	5,327,860
3 month U.S. LIBOR + 2.500% 4.1034% 6/21/24 (d)(e)(r)		837,759	793,776
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.3534% 9/29/24 (d)(e)(r)		3,474,521	3,434,355
3 month U.S. LIBOR + 8.500% 10.1034% 9/29/25 (d)(e)(r)		509,795	509,158
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 9/15/24 (d)(e)(r)		709,922	690,697
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.61% 9/4/26 (d)(e)(r)		100,000	98,333
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 9/4/25 (d)(e)(r)		740,162	726,055
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.13% 4/26/24 (d)(e)(r)		746,250	739,720
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 5/30/26 (d)(e)(r)		1,067,325	1,037,974
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 5/31/25 (d)(e)(r)		882,392	865,300
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 8/14/26 (d)(e)(r)		623,438	618,244
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7416% 8/1/25 (d)(e)(r)		824,670	806,115
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3632% 3/3/23 (d)(e)(r)		2,730,691	2,680,638
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.1946% 9/30/22 (d)(e)(r)		2,519,795	2,500,267
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (d)(e)(r)		1,891,761	1,864,955
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (d)(e)(r)		1,349,808	1,330,682
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (d)(e)(r)		3,340,624	3,296,361
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1946% 9/30/23 (d)(e)(r)		371,447	369,497
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 5/4/26 (d)(e)(r)		2,309,213	2,298,960
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1584% 1/27/23 (d)(e)(r)		1,564,913	1,463,194
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 7/2/25 (d)(e)(r)		3,824,132	3,729,140
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8534% 7/2/26 (d)(e)(r)		817,000	815,979
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/19/27 (d)(e)(r)(s)		1,365,000	1,347,938
			73,550,571
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.61% 9/19/25 (d)(e)(r)		1,620,938	1,600,173

TOTAL INFORMATION TECHNOLOGY			119,727,906

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 3/21/25 (d)(e)(r)		1,254,108	1,235,297
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.1034% 11/18/23 (d)(e)(r)		362,198	352,237
3 month U.S. LIBOR + 4.250% 5.8534% 11/18/23 (d)(e)(r)		210,389	207,233
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 11/18/23 (d)(e)(r)		278,545	270,885
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 11/18/23 (d)(e)(r)		161,798	159,371
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (d)(e)(r)		1,787,318	1,744,869
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 1/31/26 (d)(e)(r)		742,514	728,592
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.41% 7/1/26 (d)(e)(r)		706,450	695,853
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 6.25% 3/8/25 (d)(e)(r)		539,945	535,625
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (d)(e)(r)		1,801,388	1,767,611
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 10/11/24 (d)(e)(r)		1,353,359	1,340,394
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6709% 10/1/25 (d)(e)(r)		3,876,355	3,740,682
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.36% 4/3/25 (d)(e)(r)		1,211,531	1,151,717
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/6/24 (d)(e)(r)		709,922	688,624
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4946% 9/22/24 (d)(e)(r)		1,683,039	1,639,280
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (d)(e)(r)		266,625	263,292
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (d)(e)(r)		457,213	451,497
			16,973,059
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.95% 1/4/27(d)(e)(r)		1,052,931	1,031,873
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.397% 2/28/25(d)(e)(r)		2,224,912	2,197,101
			3,228,974
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1132% 7/31/25 (d)(e)(r)		776,150	679,132
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6646% 11/7/25 (d)(e)(r)		3,006,939	2,841,557
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6709% 10/1/22 (d)(e)(r)		2,965,000	2,924,231
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6709% 7/1/26 (d)(e)(r)		2,860,625	2,809,363
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.084% 4/3/24 (d)(e)(r)		353,468	336,972
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 12/21/26 (d)(e)(r)		500,000	498,750
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 5/16/24 (d)(e)(r)		462,675	456,892
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 5/16/24 (d)(e)(r)		437,392	424,271
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 5/22/24 (d)(e)(r)		812,635	802,477
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9002% 12/29/23 (d)(e)(r)		2,127,095	2,029,611
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1594% 6/29/25 (d)(e)(r)		2,235,085	2,134,506
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1034% 10/31/24 (d)(e)(r)		375,000	366,210
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 7/31/26 (d)(e)(r)		750,000	738,750
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5011% 1/30/27 (d)(e)(r)		2,625,000	2,592,188
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 2/5/23 (d)(e)(r)		6,159,105	6,091,108
			25,726,018
Metals & Mining - 0.0%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9375% 7/31/26 (d)(e)(r)		694,554	690,213
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0187% 8/25/23 (d)(e)(r)		1,656,135	1,243,757
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (d)(e)(r)		1,042,851	1,035,896
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (e)(f)(r)		3,083,074	488,883
			3,458,749
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9375% 7/26/26 (d)(e)(r)		500,000	496,250

TOTAL MATERIALS			49,883,050

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.11% 12/18/24 (d)(e)(r)		1,415,000	1,397,313
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/18/26 (d)(e)(r)		158,056	155,554
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.3126% 2/6/22 (d)(e)(k)(r)		870,000	861,300
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4067% 6/28/23 (d)(e)(r)		771,108	768,216
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.61% 3/23/24 (d)(e)(r)		1,007,762	931,555
			4,113,938
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.6501% 1/15/25 (d)(e)(k)(r)		550,000	550,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 8/21/25 (d)(e)(r)		2,800,550	2,746,863
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 12/7/25 (d)(e)(r)		678,150	672,216
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 1/30/24 (d)(e)(r)		1,901,265	1,676,688
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 1/30/24 (d)(e)(r)		107,234	94,568
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 2/8/25 (d)(e)(r)		78,005	74,690
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3789% 12/22/24 (d)(e)(r)		3,858,000	3,780,840
			9,595,865

TOTAL REAL ESTATE			13,709,803

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 8/1/25 (d)(e)(r)		3,646,332	3,576,432
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 11/28/24 (d)(e)(r)		1,020,032	1,013,656
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4046% 11/1/26 (d)(e)(r)		750,000	737,813
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (d)(e)(r)		1,079,200	1,019,844
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/28/25 (d)(e)(r)		840,253	838,152
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.95% 12/3/25 (d)(e)(k)(r)		806,338	805,330
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.364% 12/31/25 (d)(e)(r)		4,357,739	4,303,267
			12,294,494
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 8/13/26 (d)(e)(r)		621,875	617,211
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2% 4/5/26 (d)(e)(r)		995,000	977,588
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (d)(e)(r)		990,000	982,575
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 3/1/26 (d)(e)(r)		603,048	602,674
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 6/28/26 (d)(e)(r)		124,688	122,505
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.86% 12/9/21 (d)(e)(r)		788,200	764,554
			3,449,896

TOTAL UTILITIES			16,361,601

TOTAL BANK LOAN OBLIGATIONS
(Cost $726,819,126)			705,950,360

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		6,833,000	6,960,308
Discover Bank:
3.1% 6/4/20		$8,196,000	$8,213,409
3.2% 8/9/21		9,357,000	9,556,686
4.682% 8/9/28 (d)		5,039,000	5,354,945
KeyBank NA 6.95% 2/1/28		718,000	930,380
RBS Citizens NA 2.55% 5/13/21		2,382,000	2,413,750
Regions Bank 6.45% 6/26/37		8,935,000	12,610,511
Synchrony Bank 3.65% 5/24/21		8,482,000	8,690,918
TOTAL BANK NOTES
(Cost $51,166,134)			54,730,907

Preferred Securities - 1.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(d)(u)		$530,000	$550,791
Telefonica Europe BV:
2.502% (Reg. S) (d)(u)	EUR	2,100,000	2,308,310
2.625% (Reg. S) (d)(u)	EUR	2,800,000	3,182,765
			6,041,866
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(u)	EUR	4,751,000	5,398,954
2.7%(Reg. S) (d)(u)	EUR	4,700,000	5,280,532
3.75% (d)(u)	EUR	3,050,000	3,561,460
			14,240,946
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (u)		2,941,000	3,046,079
Danone SA 1.75% (Reg. S) (d)(u)	EUR	4,200,000	4,715,720
			7,761,799
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (d)(u)		2,820,000	2,729,290
FINANCIALS - 0.6%
Banks - 0.4%
AIB Group PLC 5.25% (Reg. S) (d)(u)	EUR	1,400,000	1,625,430
Alfa Bond Issuance PLC:
6.95% (Reg. S) (d)(u)		200,000	204,621
8% (Reg. S) (d)(u)		1,172,000	1,201,373
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(u)	EUR	2,200,000	2,608,659
Banco Do Brasil SA:
6.25% (b)(d)(u)		760,000	775,297
9% (b)(d)(u)		475,000	534,854
Banco Mercantil del Norte SA 7.625% (b)(d)(u)		352,000	394,775
Bank of America Corp.:
5.875% (d)(u)		1,330,000	1,472,599
6.1% (d)(u)		2,955,000	3,358,147
6.25% (d)(u)		1,933,000	2,182,627
6.5% (d)(u)		1,089,000	1,227,035
Bank of Nova Scotia 4.65% (d)(u)		2,677,000	2,681,459
Barclays Bank PLC 7.625% 11/21/22		10,662,000	12,106,938
Barclays PLC:
7.125% (d)(u)	GBP	250,000	359,810
7.875% (Reg. S) (d)(u)		2,778,000	2,977,867
BNP Paribas SA 6.125% (d)(u)	EUR	1,550,000	1,879,569
Citigroup, Inc. 4.7% (d)(u)		2,085,000	2,066,566
Danske Bank A/S 5.875% (Reg. S) (d)(u)	EUR	1,050,000	1,258,207
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(u)		200,000	218,766
HSBC Holdings PLC 5.25% (d)(u)	EUR	1,695,000	2,023,736
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		419,000	445,659
6.125% (b)(d)(u)		195,000	201,550
JPMorgan Chase & Co. 4.6% (d)(u)		3,470,000	3,503,934
Lloyds Banking Group PLC 5.125% (d)(u)	GBP	2,690,000	3,541,492
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(u)		365,000	376,359
Skandinaviska Enskilda Banken AB 5.75% (Reg. S) (d)(u)		725,000	737,277
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (u)	EUR	2,148,200	3,035,527
Tinkoff Credit Systems 9.25% (Reg. S) (d)(u)		1,193,000	1,257,423
Wells Fargo & Co. 5.9% (d)(u)		4,885,000	5,299,114
			59,556,670
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (d)(u)		5,670,000	6,367,823
UBS AG 5.125% 5/15/24 (Reg. S)		544,000	609,714
			6,977,537
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (d)(u)	GBP	1,750,000	2,363,174
Aviva PLC:
5.9021% (d)(u)	GBP	2,400,000	3,207,653
6.125% (d)(u)	GBP	6,130,000	8,736,822
Generali Finance BV 4.596% (Reg. S) (d)(u)	EUR	900,000	1,094,879
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(u)		2,594,000	2,755,203
			18,157,731

TOTAL FINANCIALS			84,691,938

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (d)(u)	EUR	2,520,000	2,725,057
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (d)	EUR	4,300,000	4,780,962

TOTAL HEALTH CARE			7,506,019

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(f)(u)		2,413,000	114,904
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		8,425,000	8,744,764

TOTAL INDUSTRIALS			8,859,668

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (d)(u)	EUR	2,200,000	2,546,497
Deutsche Annington Finance BV 4% (Reg. S) (d)(u)	EUR	1,000,000	1,179,234
Grand City Properties SA 3.75% (d)(u)	EUR	2,900,000	3,344,405
Heimstaden Bostad AB 3.248% (Reg. S) (d)(u)	EUR	4,950,000	5,478,991
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (d)(u)	EUR	2,050,000	2,256,839
4.625% (Reg. S) (d)(u)	EUR	1,340,000	1,646,083
TLG Finance SARL 3.375% (Reg. S) (d)(u)	EUR	4,100,000	4,768,257
			21,220,306
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S 1.75% (Reg. S) (d)(u)	EUR	1,100,000	1,242,636
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (d)(u)	GBP	699,000	917,146

TOTAL UTILITIES			2,159,782

TOTAL PREFERRED SECURITIES
(Cost $152,005,160)			155,211,614
		Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.60% (v)
(Cost $259,764,435)		259,714,689	259,766,632
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	36,300,000	$595,215
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	241,983
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	11,000,000	30,135
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,300,000	476,697
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	15,700,000	386,969
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	18,100,000	264,767
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	25,000,000	65,383
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,000,000	23,616
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	32,000,000	533,821
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	59,400,000	520,228
Option with an exercise rate of 3.00% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 32 Index expiring December 2024, paying 5% quarterly.	4/15/20	EUR 52,000,000	867,597

TOTAL PUT OPTIONS			4,006,411

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	36,300,000	1,548,528
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	669,592
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	11,000,000	1,075,492
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,300,000	615,400
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	15,700,000	501,641
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	18,100,000	841,836
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	25,000,000	2,486,055
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,000,000	1,041,443
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	32,000,000	1,318,947
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	59,400,000	3,633,248

TOTAL CALL OPTIONS			13,732,182

TOTAL PURCHASED SWAPTIONS
(Cost $14,200,792)			17,738,593
TOTAL INVESTMENT IN SECURITIES - 110.6%
(Cost $15,949,770,599)			16,852,085,276
NET OTHER ASSETS (LIABILITIES) - (10.6)%			(1,608,740,791)
NET ASSETS - 100%			$15,243,344,485

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(44,150,000)	$(45,319,339)
3% 3/1/50	(44,400,000)	(45,875,563)
3% 3/1/50	(3,050,000)	(3,151,362)
3% 3/1/50	(7,500,000)	(7,749,251)
3% 3/1/50	(29,400,000)	(30,377,062)
3% 3/1/50	(15,200,000)	(15,705,148)
3% 3/1/50	(40,300,000)	(41,639,306)
3% 3/1/50	(35,200,000)	(36,369,816)
3% 3/1/50	(11,950,000)	(12,347,139)
3% 3/1/50	(11,950,000)	(12,347,139)
3% 4/1/50	(8,900,000)	(9,186,390)
3% 4/1/50	(8,900,000)	(9,186,390)
3.5% 3/1/50	(16,600,000)	(17,197,630)
3.5% 3/1/50	(12,800,000)	(13,260,823)
3.5% 3/1/50	(24,600,000)	(25,485,644)
3.5% 3/1/50	(14,300,000)	(14,814,826)
3.5% 3/1/50	(6,500,000)	(6,734,012)
3.5% 3/1/50	(24,400,000)	(25,278,444)
3.5% 3/1/50	(31,300,000)	(32,426,856)
3.5% 3/1/50	(32,300,000)	(33,462,858)
3.5% 3/1/50	(31,300,000)	(32,426,856)
3.5% 3/1/50	(23,600,000)	(24,449,642)
4% 3/1/50	(20,800,000)	(21,655,358)

TOTAL GINNIE MAE		(516,446,854)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(5,400,000)	(5,542,636)
2.5% 3/1/35	(4,400,000)	(4,516,222)
2.5% 3/1/35	(4,000,000)	(4,105,656)
3% 3/1/50	(20,900,000)	(21,522,592)
3% 3/1/50	(50,700,000)	(52,210,307)
3% 3/1/50	(17,350,000)	(17,866,841)
3% 3/1/50	(19,750,000)	(20,338,335)
3% 3/1/50	(21,200,000)	(21,831,529)
3% 3/1/50	(7,350,000)	(7,568,950)
3% 3/1/50	(21,300,000)	(21,934,508)
3% 3/1/50	(10,700,000)	(11,018,743)
3% 3/1/50	(3,200,000)	(3,295,325)
3% 3/1/50	(4,050,000)	(4,170,646)
3.5% 3/1/50	(6,050,000)	(6,282,417)
3.5% 3/1/50	(5,950,000)	(6,178,575)
3.5% 3/1/50	(14,600,000)	(15,160,874)
3.5% 3/1/50	(9,800,000)	(10,176,477)
3.5% 3/1/50	(5,950,000)	(6,178,575)
3.5% 3/1/50	(18,450,000)	(19,158,775)
3.5% 3/1/50	(13,600,000)	(14,122,458)
3.5% 3/1/50	(17,700,000)	(18,379,963)
3.5% 3/1/50	(45,300,000)	(47,040,245)
3.5% 3/1/50	(4,750,000)	(4,932,476)
3.5% 3/1/50	(26,100,000)	(27,102,658)
4% 3/1/50	(100,000)	(105,332)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(370,741,115)

TOTAL TBA SALE COMMITMENTS
(Proceeds $882,284,816)		$(887,187,969)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	23,700,000	$(588,435)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	17,400,000	(295,050)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	20,500,000	(339,741)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	45,000,000	(679,233)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000,000	(129,626)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000,000	(35,205)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	10,000,000	(84,418)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	28,000,000	(531,733)

TOTAL PUT OPTIONS			(2,683,441)

Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	23,700,000	(753,546)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	17,400,000	(738,209)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	20,500,000	(906,256)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	45,000,000	(2,118,762)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000,000	(486,549)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000,000	(563,294)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	10,000,000	(447,397)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	28,000,000	(1,113,990)

TOTAL CALL OPTIONS			(7,128,003)

TOTAL WRITTEN SWAPTIONS			$(9,811,444)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	27	March 2020	$2,633,029	$67,488	$67,488
Eurex Euro-Bobl Contracts (Germany)	12	March 2020	1,797,142	17,723	17,723
TME 10 Year Canadian Note Contracts (Canada)	132	June 2020	14,035,418	222,329	222,329
TOTAL BOND INDEX CONTRACTS					307,540
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	20	June 2020	4,366,563	40,742	40,742
CBOT 5-Year U.S. Treasury Note Contracts (United States)	338	June 2020	41,489,500	802,898	802,898
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	159	June 2020	23,884,781	858,919	858,919
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	101	June 2020	20,957,500	1,306,464	1,306,464
TOTAL TREASURY CONTRACTS					3,009,023

TOTAL PURCHASED					3,316,563

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	14	June 2020	2,430,444	(23,326)	(23,326)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,651	June 2020	222,472,250	(5,467,293)	(5,467,293)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,506	June 2020	328,802,156	(2,741,102)	(2,741,102)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	101	June 2020	17,195,250	(658,778)	(658,778)
TOTAL TREASURY CONTRACTS					(8,867,173)

TOTAL SOLD					(8,890,499)

TOTAL FUTURES CONTRACTS					$(5,573,936)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 3.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,097,170	EUR	1,000,000	State Street Bank And Trust Co	3/2/20	$(6,780)
GBP	281,000	USD	360,298	BNP Paribas SA	3/3/20	(14)
EUR	1,069,000	USD	1,177,954	State Street Bank And Trust Co	5/14/20	7,244
USD	211,565,139	EUR	193,689,000	Citibank, N.A.	5/14/20	(3,177,274)
USD	3,970,687	EUR	3,631,000	State Street Bank And Trust Co	5/14/20	(54,991)
USD	200,391	GBP	156,000	BNP Paribas SA	5/14/20	14
USD	55,521,096	GBP	42,607,000	Citibank, N.A.	5/14/20	793,725
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(2,438,076)
					Unrealized Appreciation	800,983
					Unrealized Depreciation	(3,239,059)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 6,250,000	$(185,062)	$179,142	$(5,920)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,700,000	19,702	20,881	40,583
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,970,000	7,310	(20,230)	(12,920)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	100,100,000	810,039	(1,393)	808,646
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,800,000	14,566	(329)	14,237
Commerzbank AG	Dec. 2024	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 4,000,000	165,844	(153,090)	12,754
Daimler AG	Dec. 2024	BNP Paribas SA	(1%)	Quarterly	EUR 4,900,000	(41,656)	117,468	75,812
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(28,824)	22,823	(6,001)

TOTAL CREDIT DEFAULT SWAPS						$761,919	$165,272	$927,191

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$171,999,000	$2,410,556	$0	$2,410,556
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	1,780,000	(38,866)	0	(38,866)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	28,600,000	(1,550,347)	0	(1,550,347)
(0.25%)	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2030	EUR 8,833,000	302,557	0	302,557
0	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2035	EUR 5,916,000	381,669	0	381,669
0.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2040	EUR 5,124,000	392,320	0	392,320

TOTAL INTEREST RATE SWAPS							$1,897,889	$0	$1,897,889

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,521,122,828 or 16.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,745,992.

 (h) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options, bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $913,401.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,600,745.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Level 3 security

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $523,694 or 0.0% of net assets.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Non-income producing

 (r) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,056,488 and $1,052,382, respectively.

 (u) Security is perpetual in nature with no stated maturity date.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	10/26/18 - 11/28/18	$507,810

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,368,098
Total	$2,368,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$157,364	$157,364	$--	$--
Consumer Discretionary	183	--	--	183
Energy	241,298	241,298	--	--
Financials	898,007	898,007	--	--
Real Estate	4,269,273	3,965,083	304,190	--
Corporate Bonds	4,982,725,647	--	4,982,725,647	--
U.S. Government and Government Agency Obligations	5,124,662,187	--	5,124,662,187	--
U.S. Government Agency - Mortgage Securities	3,958,829,712	--	3,958,829,712	--
Asset-Backed Securities	517,857,239	--	517,857,190	49
Collateralized Mortgage Obligations	231,554,165	--	231,553,808	357
Commercial Mortgage Securities	546,113,091	--	545,779,733	333,358
Municipal Securities	122,997,562	--	122,997,562	--
Foreign Government and Government Agency Obligations	168,381,442	--	167,884,353	497,089
Bank Loan Obligations	705,950,360	--	698,580,747	7,369,613
Bank Notes	54,730,907	--	54,730,907	--
Preferred Securities	155,211,614	--	155,211,614	--
Money Market Funds	259,766,632	259,766,632	--	--
Purchased Swaptions	17,738,593	--	17,738,593	--
Total Investments in Securities:	$16,852,085,276	$265,028,384	$16,578,856,243	$8,200,649
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$800,983	$--	800,983	$--
Futures Contracts	3,316,563	3,316,563	$--	--
Swaps	4,504,563	--	4,504,563	--
Total Assets	$8,622,109	$3,316,563	$5,305,546	$--
Liabilities
Forward Foreign Currency Contracts	$(3,239,059)	$--	$(3,239,059)	$--
Futures Contracts	(8,890,499)	(8,890,499)	--	--
Swaps	(1,844,755)	--	(1,844,755)	--
Written Swaptions	(9,811,444)	--	(9,811,444)	--
Total Liabilities	$(23,785,757)	$(8,890,499)	$(14,895,258)	$--
Total Derivative Instruments:	$(15,163,648)	$(5,573,936)	$(9,589,712)	$--
Other Financial Instruments:
TBA Sale Commitments	$(887,187,969)	$--	$(887,187,969)	$--
Total Other Financial Instruments:	$(887,187,969)	$--	$(887,187,969)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$867,597	$0
Swaps(b)	1,017,461	(255,542)
Total Credit Risk	1,885,058	(255,542)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	800,983	(3,239,059)
Total Foreign Exchange Risk	800,983	(3,239,059)
Interest Rate Risk
Futures Contracts(d)	3,316,563	(8,890,499)
Purchased Swaptions(a)	16,870,996	0
Swaps(b)	3,487,102	(1,589,213)
Written Swaptions(e)	0	(9,811,444)
Total Interest Rate Risk	23,674,661	(20,291,156)
Total Value of Derivatives	$26,360,702	$(23,785,757)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
United Kingdom	2.4%
Cayman Islands	2.1%
Mexico	1.7%
Netherlands	1.5%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,690,006,164)	$16,592,318,644
Fidelity Central Funds (cost $259,764,435)	259,766,632
Total Investment in Securities (cost $15,949,770,599)		$16,852,085,276
Cash		1,367,903
Foreign currency held at value (cost $8,227,879)		8,227,263
Receivable for investments sold		43,600,278
Receivable for premium on written options		9,163,945
Receivable for TBA sale commitments		882,284,816
Unrealized appreciation on forward foreign currency contracts		800,983
Dividends receivable		52,707
Interest receivable		92,985,654
Distributions receivable from Fidelity Central Funds		311,950
Receivable for daily variation margin on centrally cleared OTC swaps		752,015
Bi-lateral OTC swaps, at value		1,017,461
Prepaid expenses		11,696
Other receivables		11
Total assets		17,892,661,958
Liabilities
Payable for investments purchased
Regular delivery	$140,095,072
Delayed delivery	1,584,106,477
TBA sale commitments, at value	887,187,969
Unrealized depreciation on forward foreign currency contracts	3,239,059
Payable for fund shares redeemed	17,295,337
Bi-lateral OTC swaps, at value	255,542
Accrued management fee	3,787,257
Payable for daily variation margin on futures contracts	2,779,132
Written options, at value (premium receivable $9,163,945)	9,811,444
Other payables and accrued expenses	760,184
Total liabilities		2,649,317,473
Net Assets		$15,243,344,485
Net Assets consist of:
Paid in capital		$14,265,601,238
Total accumulated earnings (loss)		977,743,247
Net Assets		$15,243,344,485
Net Asset Value, offering price and redemption price per share ($15,243,344,485 ÷ 1,416,706,553 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$3,319,774
Interest		248,934,073
Income from Fidelity Central Funds		2,368,098
Total income		254,621,945
Expenses
Management fee	$21,842,900
Custodian fees and expenses	153,161
Independent trustees' fees and expenses	23,335
Registration fees	437,937
Audit	67,253
Legal	13,139
Miscellaneous	55,045
Total expenses before reductions	22,592,770
Expense reductions	(56,020)
Total expenses after reductions		22,536,750
Net investment income (loss)		232,085,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,129,148
Forward foreign currency contracts	4,234,884
Foreign currency transactions	247,127
Futures contracts	2,715,920
Swaps	(469,416)
Written options	59,426
Total net realized gain (loss)		105,917,089
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	155,305,364
Forward foreign currency contracts	(4,745,223)
Assets and liabilities in foreign currencies	137,008
Futures contracts	(5,452,669)
Swaps	637,921
Written options	(335,769)
Delayed delivery commitments	(4,413,487)
Total change in net unrealized appreciation (depreciation)		141,133,145
Net gain (loss)		247,050,234
Net increase (decrease) in net assets resulting from operations		$479,135,429

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	For the period October 25, 2018 (commencement of operations) to August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,085,195	$393,033,748
Net realized gain (loss)	105,917,089	181,475,264
Change in net unrealized appreciation (depreciation)	141,133,145	750,423,106
Net increase (decrease) in net assets resulting from operations	479,135,429	1,324,932,118
Distributions to shareholders	(461,898,037)	(362,982,664)
Share transactions
Proceeds from sales of shares	990,000,000	13,166,806,652
Reinvestment of distributions	461,897,991	362,982,544
Cost of shares redeemed	(349,026,623)	(368,502,925)
Net increase (decrease) in net assets resulting from share transactions	1,102,871,368	13,161,286,271
Total increase (decrease) in net assets	1,120,108,760	14,123,235,725
Net Assets
Beginning of period	14,123,235,725	–
End of period	$15,243,344,485	$14,123,235,725
Other Information
Shares
Sold	93,530,434	1,313,209,993
Issued in reinvestment of distributions	43,724,984	35,127,298
Redeemed	(32,927,694)	(35,958,462)
Net increase (decrease)	104,327,724	1,312,378,829

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Total Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.170	.317
Net realized and unrealized gain (loss)	.172	.734
Total from investment operations	.342	1.051
Distributions from net investment income	(.167)	(.289)
Distributions from net realized gain	(.175)	(.002)
Total distributions	(.342)	(.291)
Net asset value, end of period	$10.76	$10.76
Total ReturnC,D	3.28%	10.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.42%G
Expenses net of fee waivers, if any	.31%G	.36%G
Expenses net of all reductions	.31%G	.36%G
Net investment income (loss)	3.23%G	3.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,243,344	$14,123,236
Portfolio turnover rateH	196%G	209%G,I

 A For the period October 25, 2018 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,040,859,167
Gross unrealized depreciation	(114,398,620)
Net unrealized appreciation (depreciation)	$927,460,547
Tax cost	$15,917,424,948

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$326,836	$59,432
Swaps	(1,299,300)	1,578,593
Total Credit Risk	$(972,464)	$1,638,025
Foreign Exchange Risk
Forward Foreign Currency Contracts	$4,234,884	$(4,745,223)
Total Foreign Exchange Risk	$4,234,884	$(4,745,223)
Interest Rate Risk
Futures Contracts	$2,715,920	$(5,452,669)
Purchased Options	(30,456)	800,655
Swaps	829,884	(940,672)
Written Options	59,426	(335,769)
Total Interest Rate Risk	3,574,774	(5,928,455)
Totals	$6,837,194	$(8,955,653)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	5,549,129,838	5,014,799,403

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Total Bond Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments including accrued interest, and cash valued at $11,926,796,615 in exchange for 1,192,679,661 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, the Fund redeemed 6,046,238 shares of Fidelity Real Estate High Income Fund in exchange for investments, including accrued interest, and cash valued at $51,030,249. The Fund had a net realized gain of $30,249 on the Fund's redemptions of Fidelity Real Estate High Income Fund. The Fund recognized gains on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Total Bond Fund	$16,837

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $41,510.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14,490.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund and Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 44% and 56%, respectively of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.31%	$1,000.00	$1,032.80	$1.57
Hypothetical-C		$1,000.00	$1,023.32	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through October 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STB-SANN-0420
1.9887628.101

Fidelity® Series Bond Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	3.7%
AA	2.5%
A	10.0%
BBB	13.3%
BB and Below	0.3%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.5%
Other Investments	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 7.7%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	$955,000	$955,920
2.8% 2/17/21	1,604,000	1,617,143
2.95% 7/15/26	1,425,000	1,493,942
3.4% 5/15/25	1,652,000	1,762,495
3.55% 6/1/24	535,000	570,010
3.6% 7/15/25	1,130,000	1,215,706
3.8% 3/15/22	1,782,000	1,863,823
3.8% 2/15/27	1,604,000	1,755,442
4% 1/15/22	178,000	186,300
4.125% 2/17/26	4,870,000	5,412,164
4.35% 6/15/45	4,414,000	4,918,063
4.5% 3/9/48	1,706,000	1,944,969
4.55% 3/9/49	33,000	38,258
4.65% 6/1/44	1,403,000	1,586,108
4.75% 5/15/46	1,836,000	2,164,729
4.85% 7/15/45	1,705,000	1,997,361
4.9% 8/15/37	4,533,000	5,418,279
5.15% 11/15/46	1,150,000	1,426,745
5.15% 2/15/50	6,485,000	8,126,334
5.55% 8/15/41	1,301,000	1,684,921
6.35% 3/15/40	178,000	244,018
6.375% 3/1/41	1,221,000	1,641,302
British Telecommunications PLC 9.625% 12/15/30 (a)	805,000	1,274,800
Orange SA 5.5% 2/6/44	535,000	780,310
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,653,256
4.665% 3/6/38	1,050,000	1,217,991
5.213% 3/8/47	1,167,000	1,433,166
5.462% 2/16/21	481,000	497,469
5.52% 3/1/49	600,000	781,186
7.045% 6/20/36	464,000	669,503
Verizon Communications, Inc.:
2.625% 8/15/26	4,123,000	4,335,608
3.5% 11/1/24	535,000	579,136
4.125% 3/16/27	1,247,000	1,422,557
4.272% 1/15/36	4,327,000	5,178,963
4.4% 11/1/34	673,000	817,206
4.75% 11/1/41	178,000	232,061
5.012% 4/15/49	2,100,000	2,901,397
5.012% 8/21/54	2,238,000	3,144,664
5.25% 3/16/37	2,763,000	3,670,981
5.5% 3/16/47	4,791,000	7,014,971
6.55% 9/15/43	2,231,000	3,508,096
		90,137,353
Entertainment - 0.1%
NBCUniversal, Inc. 6.4% 4/30/40	535,000	799,080
The Walt Disney Co.:
2% 9/1/29	1,877,000	1,890,100
2.75% 9/1/49	1,876,000	1,896,675
3.7% 10/15/25	1,247,000	1,387,174
5.4% 10/1/43	691,000	990,540
5.65% 8/15/20	178,000	181,437
6.15% 3/1/37	705,000	1,028,942
6.15% 2/15/41	1,872,000	2,827,556
TWDC Enterprises 18 Corp. 2.3% 2/12/21	845,000	851,531
Viacom, Inc.:
4.25% 9/1/23	1,386,000	1,498,870
4.375% 3/15/43	470,000	505,118
		13,857,023
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	410,000	424,062
3.625% 5/19/21	673,000	691,737
		1,115,799
Media - 0.7%
CBS Corp.:
3.375% 2/15/28	1,880,000	2,001,919
4% 1/15/26	1,069,000	1,171,771
4.2% 6/1/29	2,200,000	2,468,083
4.6% 1/15/45	1,301,000	1,428,341
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	1,961,000	2,129,561
4.908% 7/23/25	1,423,000	1,594,409
5.125% 7/1/49	2,445,000	2,750,446
5.75% 4/1/48	933,000	1,112,620
6.384% 10/23/35	2,397,000	3,158,417
6.484% 10/23/45	836,000	1,075,163
Comcast Corp.:
1.625% 1/15/22	1,872,000	1,882,942
2.35% 1/15/27	4,242,000	4,384,470
2.65% 2/1/30	1,500,000	1,573,554
3.125% 7/15/22	535,000	557,873
3.15% 3/1/26	891,000	960,406
3.3% 2/1/27	2,122,000	2,305,909
3.375% 8/15/25	2,442,000	2,655,631
3.45% 2/1/50	2,000,000	2,207,251
3.7% 4/15/24	1,848,000	2,006,948
3.969% 11/1/47	926,000	1,089,459
4% 3/1/48	2,139,000	2,535,416
4.15% 10/15/28	3,360,000	3,894,140
4.65% 7/15/42	1,604,000	2,016,779
4.7% 10/15/48	5,708,000	7,489,840
4.75% 3/1/44	963,000	1,245,363
4.95% 10/15/58	1,340,000	1,830,920
6.4% 3/1/40	178,000	266,807
6.55% 7/1/39	535,000	815,988
6.95% 8/15/37	1,195,000	1,837,073
Discovery Communications LLC:
3.25% 4/1/23	416,000	432,673
4.875% 4/1/43	874,000	989,368
5.2% 9/20/47	1,497,000	1,770,321
5.3% 5/15/49	800,000	969,242
Fox Corp.:
4.03% 1/25/24 (b)	837,000	905,172
4.709% 1/25/29 (b)	1,850,000	2,169,325
5.476% 1/25/39 (b)	679,000	870,703
5.576% 1/25/49 (b)	1,660,000	2,231,338
Time Warner Cable, Inc.:
4.5% 9/15/42	1,961,000	2,041,361
7.3% 7/1/38	713,000	967,963
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	929,891
2.55% 2/15/22	501,000	513,859
3% 7/30/46	802,000	851,486
3.15% 9/17/25	1,688,000	1,842,195
4.125% 6/1/44	1,016,000	1,277,090
		79,209,486
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	750,000	773,203
3.625% 4/22/29	2,503,000	2,777,172
6.125% 11/15/37	1,491,000	2,122,811
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	469,750
3.625% 12/15/25	356,000	390,632
3.7% 11/15/49	1,300,000	1,420,158
4.1% 10/1/23	860,000	931,171
5.45% 10/1/43	1,029,000	1,381,699
Vodafone Group PLC:
2.5% 9/26/22	535,000	546,128
2.95% 2/19/23	1,230,000	1,280,081
3.75% 1/16/24	1,843,000	1,979,361
4.375% 5/30/28	6,205,000	7,137,554
5.125% 6/19/59	1,000,000	1,227,420
5.25% 5/30/48	2,907,000	3,668,777
		26,105,917

TOTAL COMMUNICATION SERVICES		210,425,578

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	1,417,000	1,423,000
1.7% 9/9/21	802,000	806,197
2.15% 3/13/20	1,524,000	1,524,023
2.15% 9/10/24	3,830,000	3,913,465
2.3% 9/9/26	891,000	926,768
3.55% 1/12/24	4,350,000	4,666,362
Ford Motor Co. 4.75% 1/15/43	1,364,000	1,170,648
General Motors Co.:
5% 10/1/28	248,000	271,236
5.2% 4/1/45	761,000	760,069
5.95% 4/1/49	900,000	985,131
6.6% 4/1/36	1,041,000	1,251,568
6.75% 4/1/46	1,275,000	1,500,316
General Motors Financial Co., Inc.:
3.25% 1/5/23	1,284,000	1,323,192
3.85% 1/5/28	1,247,000	1,264,140
4% 1/15/25	2,629,000	2,781,692
4% 10/6/26	656,000	679,543
4.3% 7/13/25	2,210,000	2,342,150
4.35% 1/17/27	1,425,000	1,515,850
4.375% 9/25/21	1,638,000	1,693,093
5.65% 1/17/29	3,507,000	3,999,011
		34,797,454
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	356,000	471,313
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	846,000	856,141
3.75% 8/21/28	829,000	937,640
4.3% 2/21/48	886,000	1,057,842
Massachusetts Institute of Technology:
3.885% 7/1/2116	504,000	675,980
3.959% 7/1/38	842,000	1,040,828
Northwestern University 4.643% 12/1/44	597,000	827,939
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	1,039,840
3.619% 10/1/37	178,000	210,745
Rice University 3.774% 5/15/55	340,000	434,197
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	267,880
University Notre Dame du Lac 3.438% 2/15/45	593,000	705,257
University of Southern California 5.25% 10/1/2111	356,000	602,330
		9,127,932
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	410,000	413,173
3.625% 9/1/49	3,800,000	4,083,635
3.7% 1/30/26	3,007,000	3,297,370
4.45% 3/1/47	1,013,000	1,226,888
4.875% 12/9/45	968,000	1,229,918
6.3% 3/1/38	1,256,000	1,826,902
Metropolitan Museum of Art 3.4% 7/1/45	535,000	624,646
Starbucks Corp.:
2.45% 6/15/26	1,782,000	1,858,173
3.8% 8/15/25	1,239,000	1,366,413
3.85% 10/1/23	335,000	360,466
4% 11/15/28	1,247,000	1,433,436
4.5% 11/15/48	837,000	997,088
		18,718,108
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	2,825,000	2,909,785
2.8% 8/22/24	1,155,000	1,217,823
3.15% 8/22/27	1,864,000	2,042,350
3.875% 8/22/37	4,601,000	5,530,251
4.05% 8/22/47	2,306,000	2,952,105
4.25% 8/22/57	1,183,000	1,585,647
4.8% 12/5/34	1,069,000	1,415,295
		17,653,256
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	1,551,000	1,645,601
4% 5/15/25	1,425,000	1,565,990
Kohl's Corp. 4.75% 12/15/23	380,000	409,578
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	481,000	482,630
4.3% 2/15/43	846,000	682,293
Nordstrom, Inc.:
4% 3/15/27	804,000	856,859
5% 1/15/44	356,000	346,726
Target Corp.:
3.9% 11/15/47	1,549,000	1,868,772
4% 7/1/42	1,247,000	1,522,977
		9,381,426
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	668,000	734,145
AutoZone, Inc.:
3.125% 7/15/23	682,000	716,095
3.25% 4/15/25	713,000	763,789
3.7% 4/15/22	980,000	1,021,092
3.75% 6/1/27	1,034,000	1,150,574
Lowe's Companies, Inc.:
3.65% 4/5/29	1,909,000	2,116,494
3.7% 4/15/46	624,000	670,576
4.05% 5/3/47	2,050,000	2,309,589
4.55% 4/5/49	1,688,000	2,067,871
4.625% 4/15/20	356,000	356,774
4.65% 4/15/42	1,158,000	1,423,405
O'Reilly Automotive, Inc. 3.85% 6/15/23	504,000	539,186
The Home Depot, Inc.:
2.8% 9/14/27	891,000	953,384
2.95% 6/15/29	4,000,000	4,324,283
3% 4/1/26	1,788,000	1,936,448
3.125% 12/15/49	1,000,000	1,062,067
3.75% 2/15/24	1,198,000	1,306,668
3.9% 12/6/28	1,027,000	1,180,380
3.9% 6/15/47	1,529,000	1,829,599
4.2% 4/1/43	281,000	341,775
4.25% 4/1/46	584,000	722,161
4.5% 12/6/48	1,331,000	1,723,010
4.875% 2/15/44	513,000	684,285
5.875% 12/16/36	1,854,000	2,679,134
		32,612,784
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	802,000	922,856

TOTAL CONSUMER DISCRETIONARY		123,213,816

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	504,000	520,336
3.3% 2/1/23	1,642,000	1,724,647
3.65% 2/1/26	10,789,000	11,796,227
4.625% 2/1/44	1,025,000	1,227,754
4.7% 2/1/36	868,000	1,019,803
4.9% 2/1/46	3,240,000	3,970,747
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	411,000	421,549
4.15% 1/23/25	2,504,000	2,786,301
4.439% 10/6/48	1,318,000	1,536,975
4.6% 4/15/48	3,342,000	3,995,843
5.55% 1/23/49	5,012,000	6,789,449
5.8% 1/23/59 (Reg. S)	2,487,000	3,513,474
8.2% 1/15/39	499,000	822,107
Constellation Brands, Inc.:
3.5% 5/9/27	1,782,000	1,922,865
3.7% 12/6/26	1,346,000	1,476,071
Dr. Pepper Snapple Group, Inc.:
4.057% 5/25/23	2,674,000	2,870,668
4.985% 5/25/38	1,284,000	1,548,191
Molson Coors Beverage Co.:
2.1% 7/15/21	874,000	880,693
3% 7/15/26	3,101,000	3,241,693
4.2% 7/15/46	2,358,000	2,449,019
PepsiCo, Inc.:
2.15% 10/14/20	2,139,000	2,145,304
2.25% 5/2/22	2,139,000	2,182,821
2.375% 10/6/26	1,203,000	1,259,887
3% 10/15/27	3,245,000	3,545,626
3.6% 8/13/42	535,000	622,662
4.25% 10/22/44	1,069,000	1,339,021
4.45% 4/14/46	1,034,000	1,356,972
The Coca-Cola Co.:
1.55% 9/1/21	711,000	714,326
2.2% 5/25/22	2,674,000	2,734,263
2.875% 10/27/25	1,707,000	1,843,461
3.15% 11/15/20	659,000	666,081
		72,924,836
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,130,711
Kroger Co.:
2.65% 10/15/26	508,000	525,820
3.5% 2/1/26	713,000	772,605
5.15% 8/1/43	485,000	607,980
5.4% 1/15/49	1,161,000	1,473,262
Sysco Corp.:
3.3% 7/15/26	584,000	633,870
3.3% 2/15/50	2,800,000	2,825,381
3.75% 10/1/25	1,016,000	1,126,842
Walgreen Co. 3.1% 9/15/22	508,000	523,391
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	891,000	936,844
4.65% 6/1/46	980,000	1,025,379
Walmart, Inc.:
2.85% 7/8/24	4,600,000	4,887,733
3.3% 4/22/24	3,387,000	3,646,854
3.4% 6/26/23	1,668,000	1,783,718
3.7% 6/26/28	2,192,000	2,487,225
4.05% 6/29/48	4,969,000	6,287,803
4.3% 4/22/44	1,069,000	1,356,972
5.625% 4/1/40	356,000	526,726
5.625% 4/15/41	820,000	1,238,626
6.5% 8/15/37	1,475,000	2,308,871
		36,106,613
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	846,000	862,164
4.8% 3/15/48	2,496,000	3,047,461
Conagra Brands, Inc.:
3.2% 1/25/23	1,569,000	1,627,664
3.8% 10/22/21	837,000	870,052
4.3% 5/1/24	1,598,000	1,736,354
4.85% 11/1/28	2,429,000	2,822,309
5.3% 11/1/38	2,484,000	3,014,891
5.4% 11/1/48	324,000	409,969
General Mills, Inc.:
3.7% 10/17/23	2,487,000	2,672,303
4.2% 4/17/28	3,066,000	3,532,759
4.7% 4/17/48	1,300,000	1,626,291
H.J. Heinz Co.:
3% 6/1/26	2,317,000	2,307,050
4.375% 6/1/46	1,217,000	1,124,028
4.625% 1/30/29	6,690,000	7,235,272
5% 7/15/35	624,000	661,461
5.2% 7/15/45	924,000	934,861
Kellogg Co.:
3.125% 5/17/22	335,000	346,638
3.25% 4/1/26	663,000	719,985
4.3% 5/15/28	1,069,000	1,232,386
Kraft Foods Group, Inc.:
3.5% 6/6/22	2,076,000	2,113,505
5% 6/4/42	504,000	506,073
The J.M. Smucker Co. 2.5% 3/15/20	1,016,000	1,016,071
Tyson Foods, Inc.:
3.95% 8/15/24	1,350,000	1,473,463
4% 3/1/26	1,314,000	1,466,939
4.35% 3/1/29	4,604,000	5,405,784
5.1% 9/28/48	336,000	438,150
Unilever Capital Corp.:
2% 7/28/26	284,000	296,137
3.1% 7/30/25	517,000	559,216
		50,059,236
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	1,782,000	1,929,876
Kimberly-Clark Corp.:
2.4% 3/1/22	926,000	946,577
2.4% 6/1/23	1,425,000	1,475,205
3.2% 7/30/46	445,000	486,332
Procter & Gamble Co.:
2.3% 2/6/22	837,000	855,747
2.85% 8/11/27	802,000	881,558
3.1% 8/15/23	1,782,000	1,896,227
		8,471,522
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	1,247,000	1,281,137
3.8% 2/14/24	829,000	890,140
3.875% 9/16/46	1,782,000	1,733,838
4.25% 8/9/42	1,744,000	1,775,683
4.8% 2/14/29	2,365,000	2,705,546
5.8% 2/14/39	1,666,000	2,046,246
5.95% 2/14/49	1,854,000	2,353,863
BAT Capital Corp.:
2.764% 8/15/22	1,693,000	1,733,662
3.222% 8/15/24	1,836,000	1,927,920
3.462% 9/6/29	3,400,000	3,558,922
3.557% 8/15/27	3,773,000	3,983,061
4.54% 8/15/47	2,983,000	3,090,768
Philip Morris International, Inc.:
1.875% 2/25/21	2,674,000	2,678,861
2.125% 5/10/23	553,000	561,621
2.75% 2/25/26	668,000	695,837
3.375% 8/15/29	3,300,000	3,600,587
3.6% 11/15/23	654,000	702,696
3.875% 8/21/42	860,000	939,391
4.125% 3/4/43	1,782,000	2,014,890
4.5% 3/26/20	356,000	356,557
4.875% 11/15/43	1,069,000	1,340,876
6.375% 5/16/38	258,000	372,539
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,390,061
4.85% 9/15/23	321,000	355,048
5.85% 8/15/45	756,000	904,322
7.25% 6/15/37	1,287,000	1,705,764
		44,699,836

TOTAL CONSUMER STAPLES		212,262,043

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	4,426,394
5.125% 9/15/40	356,000	427,660
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	677,000	718,241
Halliburton Co.:
3.8% 11/15/25	1,850,000	2,029,039
5% 11/15/45	1,344,000	1,443,055
7.45% 9/15/39	267,000	380,489
		9,424,878
Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.:
4.375% 10/15/28	5,354,000	5,631,293
5.1% 9/1/40	535,000	534,671
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	926,553
BP Capital Markets PLC:
2.5% 11/6/22	535,000	549,352
3.062% 3/17/22	668,000	689,199
3.279% 9/19/27	2,270,000	2,438,836
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	433,539
3.9% 2/1/25	335,000	364,013
4.95% 6/1/47	1,141,000	1,357,757
6.25% 3/15/38	1,221,000	1,578,573
Cenovus Energy, Inc.:
3% 8/15/22	303,000	312,121
3.8% 9/15/23	312,000	330,353
4.25% 4/15/27	1,693,000	1,814,832
5.4% 6/15/47	1,676,000	1,838,674
6.75% 11/15/39	356,000	438,497
Chevron Corp.:
1.961% 3/3/20	1,537,000	1,537,000
2.1% 5/16/21	2,451,000	2,473,537
2.895% 3/3/24	4,194,000	4,399,821
2.954% 5/16/26	1,961,000	2,103,762
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	543,000	544,385
4.5% 6/1/25	593,000	661,000
ConocoPhillips Co.:
4.95% 3/15/26	4,376,000	5,115,480
5.95% 3/15/46	1,069,000	1,588,638
6.5% 2/1/39	1,342,000	1,964,512
DCP Midstream Operating LP 3.875% 3/15/23	673,000	669,972
Devon Energy Corp.:
5% 6/15/45	624,000	671,220
5.6% 7/15/41	513,000	583,767
Ecopetrol SA:
5.375% 6/26/26	845,000	947,984
5.875% 9/18/23	3,000,000	3,317,250
5.875% 5/28/45	677,000	806,358
7.375% 9/18/43	880,000	1,197,350
Enbridge Energy Partners LP 4.2% 9/15/21	1,551,000	1,596,643
Enbridge, Inc.:
3.5% 6/10/24	504,000	533,298
5.5% 12/1/46	2,582,000	3,445,616
Encana Corp.:
3.9% 11/15/21	874,000	901,467
6.5% 2/1/38	1,591,000	1,747,095
Energy Transfer Partners LP:
3.6% 2/1/23	1,524,000	1,578,641
4.95% 6/15/28	1,681,000	1,852,427
5.15% 3/15/45	1,425,000	1,488,590
5.5% 6/1/27	1,400,000	1,585,022
5.8% 6/15/38	5,730,000	6,399,929
6% 6/15/48	3,656,000	4,106,127
6.25% 4/15/49	105,000	121,018
Enterprise Products Operating LP:
3.7% 2/15/26	316,000	343,898
3.95% 2/15/27	4,613,000	5,102,160
4.05% 2/15/22	1,662,000	1,748,398
4.25% 2/15/48	5,064,000	5,426,384
4.8% 2/1/49	265,000	309,086
4.85% 8/15/42	445,000	518,004
4.85% 3/15/44	891,000	1,047,917
4.9% 5/15/46	763,000	892,272
5.7% 2/15/42	356,000	443,402
7.55% 4/15/38	356,000	532,112
EOG Resources, Inc. 4.15% 1/15/26	998,000	1,115,703
Equinor ASA:
3.625% 9/10/28	2,153,000	2,429,649
3.7% 3/1/24	651,000	705,757
5.1% 8/17/40	356,000	475,591
Exxon Mobil Corp.:
2.726% 3/1/23	1,782,000	1,846,234
3.043% 3/1/26	1,484,000	1,598,272
3.567% 3/6/45	1,186,000	1,326,054
Hess Corp.:
3.5% 7/15/24	677,000	703,030
5.6% 2/15/41	606,000	655,039
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,271,164
3.5% 9/1/23	356,000	372,284
3.95% 9/1/22	1,247,000	1,305,822
4.25% 9/1/24	5,024,000	5,488,338
5% 3/1/43	178,000	194,363
5.5% 3/1/44	1,247,000	1,490,548
5.625% 9/1/41	178,000	204,664
6.55% 9/15/40	535,000	692,583
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,982,057
5.2% 3/1/48	885,000	1,048,880
5.3% 12/1/34	1,524,000	1,813,073
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,667,080
4.25% 9/15/46	980,000	1,065,203
5% 3/1/26	535,000	622,300
Marathon Oil Corp.:
3.85% 6/1/25	1,247,000	1,317,609
4.4% 7/15/27	3,070,000	3,308,221
5.2% 6/1/45	891,000	996,419
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	3,663,316
4.75% 12/15/23	1,019,000	1,112,372
5.125% 3/1/21	178,000	183,060
6.5% 3/1/41	178,000	240,168
MPLX LP:
4.125% 3/1/27	1,685,000	1,806,680
4.7% 4/15/48	3,476,000	3,623,188
4.8% 2/15/29	2,638,000	2,955,748
5.2% 3/1/47	1,091,000	1,149,931
5.5% 2/15/49	1,800,000	2,021,817
Nexen, Inc. 5.875% 3/10/35	662,000	904,797
Noble Energy, Inc.:
4.2% 10/15/49	1,100,000	1,058,961
4.95% 8/15/47	2,459,000	2,555,709
Occidental Petroleum Corp.:
2.7% 8/15/22	812,000	827,437
2.7% 2/15/23	1,069,000	1,078,536
2.9% 8/15/24	1,545,000	1,565,883
3.125% 2/15/22	356,000	364,351
3.2% 8/15/26	986,000	1,003,888
3.4% 4/15/26	606,000	619,919
3.45% 7/15/24	891,000	910,846
3.5% 8/15/29	2,531,000	2,553,765
4.1% 2/15/47	503,000	449,783
4.2% 3/15/48	1,610,000	1,502,615
4.3% 8/15/39	1,453,000	1,395,082
4.4% 4/15/46	909,000	823,652
4.4% 8/15/49	453,000	430,988
4.5% 7/15/44	1,200,000	1,145,823
4.85% 3/15/21	1,808,000	1,855,338
6.2% 3/15/40	356,000	403,624
6.45% 9/15/36	476,000	562,312
6.6% 3/15/46	829,000	1,006,403
ONEOK Partners LP 3.375% 10/1/22	891,000	921,713
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,138,925
4.95% 7/13/47	1,043,000	1,143,307
5.2% 7/15/48	538,000	611,727
Petro-Canada 6.8% 5/15/38	1,505,000	2,196,952
Petroleos Mexicanos:
5.35% 2/12/28	2,060,000	2,012,620
5.625% 1/23/46	546,000	478,296
5.95% 1/28/31 (b)	2,800,000	2,718,520
6.35% 2/12/48	3,862,000	3,575,053
6.49% 1/23/27 (b)	3,332,000	3,490,270
6.5% 3/13/27	3,623,000	3,790,564
6.75% 9/21/47	2,360,000	2,259,907
6.84% 1/23/30 (b)	3,100,000	3,239,500
7.69% 1/23/50 (b)	4,361,000	4,552,884
Phillips 66 Co.:
3.9% 3/15/28	4,400,000	4,859,360
4.875% 11/15/44	178,000	214,216
5.875% 5/1/42	1,693,000	2,302,557
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,284,000	1,330,566
4.65% 10/15/25	2,184,000	2,379,236
4.9% 2/15/45	339,000	321,629
6.65% 1/15/37	498,000	589,028
Shell International Finance BV:
1.75% 9/12/21	1,158,000	1,163,134
2.125% 5/11/20	1,479,000	1,479,769
2.375% 8/21/22	535,000	547,902
3.125% 11/7/49	3,000,000	3,086,529
3.25% 5/11/25	2,523,000	2,718,833
3.5% 11/13/23	9,747,000	10,387,978
4% 5/10/46	713,000	833,704
4.375% 5/11/45	2,370,000	2,923,156
6.375% 12/15/38	748,000	1,133,284
Spectra Energy Partners LP:
3.375% 10/15/26	2,907,000	3,123,018
4.75% 3/15/24	860,000	946,100
Suncor Energy, Inc.:
3.6% 12/1/24	1,263,000	1,365,208
4% 11/15/47	3,021,000	3,318,262
6.85% 6/1/39	356,000	523,582
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	1,340,000	1,416,006
5.3% 4/1/44	1,034,000	1,082,687
5.4% 10/1/47	980,000	1,038,923
The Williams Companies, Inc.:
4.55% 6/24/24	1,012,000	1,108,765
5.75% 6/24/44	339,000	401,778
Total Capital International SA:
2.7% 1/25/23	339,000	350,550
2.75% 6/19/21	1,069,000	1,086,026
2.875% 2/17/22	744,000	765,791
3.455% 2/19/29	3,803,000	4,207,762
3.461% 7/12/49	1,500,000	1,642,107
3.75% 4/10/24	356,000	387,276
TransCanada PipeLines Ltd.:
2.5% 8/1/22	891,000	910,400
4.75% 5/15/38	378,000	439,432
4.875% 1/15/26	891,000	1,011,154
4.875% 5/15/48	877,000	1,058,265
5.1% 3/15/49	1,836,000	2,288,508
6.1% 6/1/40	1,195,000	1,672,024
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	1,381,000	1,480,424
4.6% 3/15/48	713,000	789,205
Valero Energy Corp.:
4% 4/1/29	1,836,000	1,995,914
6.625% 6/15/37	966,000	1,312,831
Western Gas Partners LP:
3.1% 2/1/25	1,000,000	999,330
4% 7/1/22	535,000	547,908
4.05% 2/1/30	1,000,000	985,063
4.5% 3/1/28	1,247,000	1,253,507
4.75% 8/15/28	1,568,000	1,606,173
5.3% 3/1/48	1,247,000	1,132,766
Williams Partners LP:
3.35% 8/15/22	499,000	517,950
3.75% 6/15/27	4,163,000	4,366,600
3.9% 1/15/25	628,000	674,765
4.85% 3/1/48	1,722,000	1,815,395
		284,034,308

TOTAL ENERGY		293,459,186

FINANCIALS - 7.9%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	1,059,669
Bank of America Corp.:
2.456% 10/22/25 (a)	2,600,000	2,665,353
2.503% 10/21/22	1,604,000	1,629,736
2.625% 4/19/21	1,247,000	1,262,356
3.004% 12/20/23 (a)	1,888,000	1,956,462
3.194% 7/23/30 (a)	2,934,000	3,140,939
3.248% 10/21/27	668,000	717,605
3.366% 1/23/26 (a)	8,569,000	9,161,939
3.419% 12/20/28 (a)	3,230,000	3,490,094
3.593% 7/21/28 (a)	1,978,000	2,159,757
3.705% 4/24/28 (a)	1,568,000	1,716,570
3.864% 7/23/24 (a)	4,331,000	4,633,920
3.974% 2/7/30 (a)	2,521,000	2,857,851
4% 4/1/24	867,000	943,600
4% 1/22/25	1,069,000	1,164,656
4.1% 7/24/23	1,247,000	1,350,386
4.183% 11/25/27	918,000	1,019,621
4.2% 8/26/24	1,515,000	1,663,113
4.25% 10/22/26	713,000	796,014
4.271% 7/23/29 (a)	7,550,000	8,688,410
4.33% 3/15/50 (a)	2,333,000	2,987,269
4.443% 1/20/48 (a)	2,718,000	3,471,180
4.45% 3/3/26	2,317,000	2,615,327
5% 1/21/44	958,000	1,299,161
Bank of Montreal:
3.3% 2/5/24	11,100,000	11,822,436
3.803% 12/15/32 (a)	420,000	452,676
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	9,723,015
4.375% 1/13/21	178,000	182,149
4.5% 12/16/25	2,830,000	3,197,246
Barclays PLC:
3.25% 1/12/21	1,336,000	1,354,838
3.932% 5/7/25 (a)	572,000	608,346
4.337% 1/10/28	998,000	1,099,173
4.375% 1/12/26	711,000	784,553
4.836% 5/9/28	1,711,000	1,892,901
4.95% 1/10/47	3,320,000	4,037,127
5.25% 8/17/45	998,000	1,267,819
BB&T Corp. 2.75% 4/1/22	1,581,000	1,621,050
BNP Paribas SA 2.375% 5/21/20	2,067,000	2,070,392
BPCE SA 4% 4/15/24	284,000	306,997
Capital One Bank NA 3.375% 2/15/23	345,000	360,950
Capital One NA 2.25% 9/13/21	1,604,000	1,620,056
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (a)(c)	3,565,000	3,811,110
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	2,006,000	2,170,382
2.35% 8/2/21	3,761,000	3,803,889
2.7% 10/27/22	17,500,000	18,011,616
2.75% 4/25/22	2,601,000	2,660,454
3.142% 1/24/23 (a)	4,099,000	4,202,154
3.668% 7/24/28 (a)	1,351,000	1,479,786
3.7% 1/12/26	1,984,000	2,170,565
3.887% 1/10/28 (a)	802,000	887,563
3.98% 3/20/30 (a)	3,578,000	4,049,258
4.125% 7/25/28	2,752,000	3,057,407
4.4% 6/10/25	713,000	793,441
4.6% 3/9/26	1,069,000	1,209,774
4.75% 5/18/46	1,403,000	1,769,945
5.3% 5/6/44	356,000	471,030
5.5% 9/13/25	891,000	1,043,252
5.875% 1/30/42	298,000	439,111
8.125% 7/15/39	1,425,000	2,472,210
Citizens Financial Group, Inc.:
2.375% 7/28/21	777,000	784,614
4.3% 12/3/25	337,000	376,179
Comerica, Inc. 3.8% 7/22/26	651,000	716,472
Commonwealth Bank of Australia New York Branch 2.3% 3/12/20	1,346,000	1,346,215
Corporacion Andina de Fomento 4.375% 6/15/22	2,513,000	2,669,937
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	2,234,000	2,351,064
3.8% 6/9/23	3,565,000	3,788,054
4.55% 4/17/26	1,515,000	1,708,883
4.875% 5/15/45	711,000	935,745
Credit Suisse New York Branch:
3% 10/29/21	427,000	437,018
3.625% 9/9/24	7,519,000	8,078,166
Discover Bank 4.2% 8/8/23	1,247,000	1,340,585
Export-Import Bank of Korea:
2.875% 1/21/25	2,955,000	3,145,788
5% 4/11/22	1,099,000	1,179,857
Fifth Third Bancorp:
2.6% 6/15/22	1,334,000	1,371,215
3.5% 3/15/22	294,000	305,383
8.25% 3/1/38	371,000	618,835
HSBC Holdings PLC:
2.65% 1/5/22	3,743,000	3,810,749
3.4% 3/8/21	1,889,000	1,922,108
3.803% 3/11/25 (a)	9,504,000	10,170,629
3.9% 5/25/26	1,961,000	2,146,679
4.25% 8/18/25	998,000	1,080,669
4.292% 9/12/26 (a)	3,003,000	3,305,391
4.375% 11/23/26	5,116,000	5,558,649
4.875% 1/14/22	1,800,000	1,905,829
5.1% 4/5/21	499,000	517,458
5.25% 3/14/44	654,000	823,790
6.5% 9/15/37	1,872,000	2,613,847
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,345,797
Huntington Bancshares, Inc.:
2.3% 1/14/22	3,208,000	3,238,782
3.15% 3/14/21	1,693,000	1,715,059
Japan Bank International Cooperation:
1.875% 7/21/26	540,000	558,014
2.125% 2/10/25	284,000	295,511
2.25% 11/4/26	744,000	782,984
2.375% 11/16/22	2,048,000	2,114,732
2.375% 4/20/26	470,000	497,393
2.75% 1/21/26	450,000	487,208
2.875% 6/1/27	1,354,000	1,495,213
3.125% 7/20/21	562,000	576,744
3.25% 7/20/28	1,604,000	1,834,075
3.5% 10/31/28	1,000,000	1,167,897
JPMorgan Chase & Co.:
2.776% 4/25/23 (a)	891,000	912,636
2.95% 10/1/26	4,497,000	4,767,408
3.22% 3/1/25 (a)	8,329,000	8,795,746
3.25% 9/23/22	713,000	742,850
3.3% 4/1/26	1,604,000	1,734,363
3.375% 5/1/23	339,000	356,133
3.509% 1/23/29 (a)	11,000,000	12,006,612
3.54% 5/1/28 (a)	3,030,000	3,310,753
3.559% 4/23/24 (a)	1,782,000	1,882,753
3.797% 7/23/24 (a)	2,468,000	2,638,105
3.875% 9/10/24	5,833,000	6,317,446
3.882% 7/24/38 (a)	802,000	919,202
3.9% 7/15/25	3,850,000	4,242,441
3.964% 11/15/48 (a)	1,676,000	1,994,751
4.005% 4/23/29 (a)	1,686,000	1,898,214
4.125% 12/15/26	1,047,000	1,178,049
4.203% 7/23/29 (a)	3,341,000	3,848,290
4.35% 8/15/21	356,000	369,941
4.452% 12/5/29 (a)	3,500,000	4,080,914
4.5% 1/24/22	2,317,000	2,441,600
4.625% 5/10/21	267,000	276,844
4.85% 2/1/44	891,000	1,185,574
4.95% 6/1/45	707,000	949,719
5.5% 10/15/40	1,016,000	1,410,296
5.6% 7/15/41	267,000	378,369
5.625% 8/16/43	891,000	1,252,681
KeyBank NA 3.4% 5/20/26	711,000	767,452
KeyCorp 2.9% 9/15/20	1,034,000	1,041,830
Lloyds Bank PLC:
3.5% 5/14/25	1,533,000	1,653,265
4.344% 1/9/48	2,674,000	3,029,745
4.65% 3/24/26	1,533,000	1,679,524
Lloyds Banking Group PLC:
3.1% 7/6/21	1,782,000	1,816,019
4.375% 3/22/28	2,000,000	2,239,556
4.582% 12/10/25	420,000	459,022
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	711,000	719,441
2.801% 7/18/24	1,294,000	1,351,727
2.998% 2/22/22	1,640,000	1,685,649
3.195% 7/18/29	3,113,000	3,336,104
3.751% 7/18/39	1,286,000	1,501,652
3.85% 3/1/26	1,173,000	1,304,044
3.961% 3/2/28	3,921,000	4,423,493
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (a)(c)	1,600,000	1,613,776
2.591% 5/25/31 (a)	1,400,000	1,415,645
2.839% 7/16/25 (a)	4,600,000	4,776,932
2.953% 2/28/22	1,533,000	1,574,848
3.549% 3/5/23	2,139,000	2,251,743
National Australia Bank Ltd. 2.5% 5/22/22	1,782,000	1,832,769
Nordic Investment Bank 2.125% 2/1/22	540,000	551,160
Oesterreichische Kontrollbank:
2.375% 10/1/21	842,000	858,929
2.875% 9/7/21	750,000	769,927
PNC Bank NA:
2.6% 7/21/20	950,000	953,325
2.625% 2/17/22	2,139,000	2,185,319
PNC Financial Services Group, Inc.:
2.2% 11/1/24	3,500,000	3,602,795
3.5% 1/23/24	630,000	671,056
3.9% 4/29/24	1,007,000	1,088,353
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,721,389
3.95% 11/9/22	754,000	793,712
4.375% 8/4/25	853,000	947,144
4.5% 1/11/21	178,000	182,775
5.25% 5/24/41	535,000	769,631
Rabobank Nederland New York Branch:
2.75% 1/10/23	3,030,000	3,145,361
3.375% 5/21/25	533,000	577,635
Regions Financial Corp. 2.75% 8/14/22	1,351,000	1,387,339
Royal Bank of Canada:
2.15% 3/6/20	1,172,000	1,172,000
2.55% 7/16/24	9,480,000	9,856,924
2.75% 2/1/22	2,317,000	2,383,710
4.65% 1/27/26	2,315,000	2,676,929
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	2,600,000	3,027,165
3.498% 5/15/23 (a)	1,824,000	1,883,470
3.754% 11/1/29 (a)	1,000,000	1,039,622
3.875% 9/12/23	540,000	574,324
4.445% 5/8/30 (a)	252,000	287,647
4.8% 4/5/26	1,176,000	1,344,392
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	1,947,000	2,030,971
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	873,170
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	2,000,000	2,038,837
2.442% 10/19/21	2,674,000	2,715,098
2.696% 7/16/24	3,600,000	3,742,466
2.75% 1/15/30	2,000,000	2,071,389
2.778% 10/18/22	1,346,000	1,388,656
2.784% 7/12/22	1,870,000	1,928,472
2.846% 1/11/22	1,889,000	1,936,815
3.102% 1/17/23	2,655,000	2,770,049
3.936% 10/16/23	2,794,000	3,020,809
Synchrony Bank 3% 6/15/22	1,247,000	1,282,243
The Toronto-Dominion Bank:
2.5% 12/14/20	2,498,000	2,515,440
2.65% 6/12/24	9,030,000	9,484,973
3.25% 3/11/24	6,720,000	7,167,774
3.5% 7/19/23	1,782,000	1,905,797
U.S. Bancorp:
2.625% 1/24/22	2,473,000	2,530,584
3.1% 4/27/26	1,604,000	1,729,185
4.125% 5/24/21	535,000	551,587
Wells Fargo & Co.:
2.1% 7/26/21	1,782,000	1,798,242
2.406% 10/30/25 (a)	11,000,000	11,267,423
2.6% 7/22/20	1,361,000	1,365,972
2.625% 7/22/22	2,635,000	2,701,136
3% 10/23/26	3,624,000	3,842,268
3.3% 9/9/24	4,985,000	5,327,709
3.45% 2/13/23	655,000	686,746
3.55% 9/29/25	756,000	821,897
3.75% 1/24/24	5,040,000	5,419,749
3.9% 5/1/45	849,000	1,002,487
4.1% 6/3/26	575,000	634,457
4.4% 6/14/46	1,272,000	1,502,950
4.48% 1/16/24	681,000	746,431
4.75% 12/7/46	2,852,000	3,582,307
4.9% 11/17/45	742,000	938,186
5.375% 11/2/43	330,000	435,815
5.606% 1/15/44	2,028,000	2,762,581
Westpac Banking Corp.:
2% 8/19/21	1,529,000	1,543,423
2.3% 5/26/20	535,000	535,803
2.5% 6/28/22	4,533,000	4,664,049
2.85% 5/13/26	846,000	891,942
3.3% 2/26/24	2,674,000	2,844,476
4.11% 7/24/34 (a)	1,590,000	1,740,403
4.421% 7/24/39	1,910,000	2,233,857
Zions Bancorp NA 4.5% 6/13/23	36,000	39,044
		508,306,503
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	914,453
Bank of New York Mellon Corp.:
2.6% 8/17/20	1,676,000	1,681,705
2.6% 2/7/22	1,782,000	1,818,787
2.8% 5/4/26	1,004,000	1,066,714
2.95% 1/29/23	2,674,000	2,777,165
BlackRock, Inc.:
3.5% 3/18/24	517,000	557,960
4.25% 5/24/21	1,158,000	1,201,360
Deutsche Bank AG 4.5% 4/1/25	427,000	425,473
Deutsche Bank AG London Branch 4.1% 1/13/26	4,800,000	5,001,229
Deutsche Bank AG New York Branch:
2.95% 8/20/20	1,746,000	1,752,700
3.3% 11/16/22	1,640,000	1,683,277
3.7% 5/30/24	1,746,000	1,812,900
3.95% 2/27/23	5,622,000	5,836,233
4.1% 1/13/26	3,886,000	4,029,430
Eaton Vance Corp. 3.625% 6/15/23	504,000	538,135
Franklin Resources, Inc. 2.85% 3/30/25	677,000	722,672
Goldman Sachs Group, Inc.:
2.35% 11/15/21	4,893,000	4,919,624
3% 4/26/22	2,980,000	3,023,707
3.2% 2/23/23	4,129,000	4,317,743
3.5% 1/23/25	891,000	952,511
3.625% 1/22/23	1,604,000	1,691,734
3.625% 2/20/24	1,872,000	2,000,631
3.75% 2/25/26	1,038,000	1,134,595
3.85% 7/8/24	677,000	731,210
3.85% 1/26/27	5,390,000	5,924,272
4.25% 10/21/25	891,000	973,234
4.75% 10/21/45	2,813,000	3,596,502
5.25% 7/27/21	802,000	841,777
5.75% 1/24/22	766,000	824,359
5.95% 1/15/27	2,674,000	3,278,372
6% 6/15/20	294,000	297,581
6.75% 10/1/37	5,170,000	7,408,019
Intercontinental Exchange, Inc.:
3.75% 12/1/25	1,025,000	1,129,943
3.75% 9/21/28	1,663,000	1,859,716
4% 10/15/23	668,000	724,674
Merrill Lynch & Co., Inc. 7.75% 5/14/38	744,000	1,203,669
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (a)(c)	5,218,000	6,356,171
2.625% 11/17/21	3,098,000	3,153,783
2.75% 5/19/22	2,139,000	2,197,659
3.125% 1/23/23	10,908,000	11,381,673
3.125% 7/27/26	998,000	1,063,609
3.591% 7/22/28 (a)	1,515,000	1,658,229
3.7% 10/23/24	1,069,000	1,162,422
3.75% 2/25/23	1,207,000	1,284,594
3.772% 1/24/29 (a)	4,500,000	4,989,209
3.875% 4/29/24	2,616,000	2,843,709
3.875% 1/27/26	935,000	1,034,015
3.95% 4/23/27	3,938,000	4,335,250
3.971% 7/22/38 (a)	1,114,000	1,283,481
4.3% 1/27/45	356,000	437,425
4.375% 1/22/47	1,978,000	2,514,150
5.5% 7/28/21	606,000	638,841
5.75% 1/25/21	891,000	922,798
6.375% 7/24/42	517,000	791,091
7.25% 4/1/32	178,000	263,666
State Street Corp. 2.65% 5/19/26	1,346,000	1,417,328
		128,383,169
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,567,000	1,596,261
3.5% 5/26/22	1,685,000	1,732,382
3.65% 7/21/27	802,000	826,717
3.875% 1/23/28	2,798,000	2,943,306
4.45% 12/16/21	1,497,000	1,559,767
4.45% 10/1/25	1,756,000	1,936,919
4.5% 5/15/21	2,513,000	2,595,969
4.625% 7/1/22	1,685,000	1,785,339
4.875% 1/16/24	3,624,000	3,943,542
American Express Co.:
2.5% 8/1/22	2,239,000	2,282,809
2.5% 7/30/24	630,000	652,480
4.05% 12/3/42	1,243,000	1,565,056
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,575,957
3.75% 7/28/26	1,737,000	1,861,044
3.75% 3/9/27	4,135,000	4,517,109
3.8% 1/31/28	2,317,000	2,528,337
4.25% 4/30/25	5,000,000	5,547,669
4.75% 7/15/21	713,000	743,363
Discover Financial Services:
4.5% 1/30/26	3,354,000	3,734,702
5.2% 4/27/22	178,000	191,709
Ford Motor Credit Co. LLC:
3.2% 1/15/21	512,000	515,391
3.219% 1/9/22	498,000	500,171
3.336% 3/18/21	604,000	609,306
3.815% 11/2/27	1,894,000	1,803,428
4.134% 8/4/25	1,247,000	1,265,407
4.25% 9/20/22	256,000	263,467
4.375% 8/6/23	569,000	589,655
4.389% 1/8/26	468,000	472,522
5.584% 3/18/24	1,782,000	1,906,654
5.875% 8/2/21	2,027,000	2,118,887
GE Capital International Funding Co.:
2.342% 11/15/20	1,015,000	1,017,771
3.373% 11/15/25	5,133,000	5,472,118
4.418% 11/15/35	5,428,000	6,198,224
John Deere Capital Corp.:
2.05% 3/10/20	1,368,000	1,368,131
2.55% 1/8/21	1,854,000	1,869,508
2.65% 6/24/24	1,864,000	1,961,735
2.65% 6/10/26	891,000	949,566
2.7% 1/6/23	1,782,000	1,850,806
2.8% 1/27/23	891,000	929,959
2.8% 3/6/23	579,000	603,926
2.8% 9/8/27	1,247,000	1,343,691
3.45% 3/7/29	3,565,000	4,032,459
Synchrony Financial:
3.7% 8/4/26	842,000	885,648
4.375% 3/19/24	2,006,000	2,161,802
5.15% 3/19/29	5,225,000	6,092,198
Toyota Motor Credit Corp.:
1.9% 4/8/21	356,000	358,821
2.15% 3/12/20	1,203,000	1,203,164
2.6% 1/11/22	1,425,000	1,458,890
2.7% 1/11/23	1,782,000	1,858,618
2.75% 5/17/21	464,000	471,783
3.35% 1/8/24	504,000	541,683
		97,795,826
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 2.375% 3/9/22	998,000	1,022,753
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	2,116,000	2,619,373
5.75% 1/15/40	891,000	1,290,321
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	2,222,057
4.5% 2/11/43	356,000	455,465
BP Capital Markets America, Inc.:
3% 2/24/50	3,340,000	3,296,977
3.017% 1/16/27	1,693,000	1,797,581
3.224% 4/14/24	546,000	578,821
3.245% 5/6/22	1,381,000	1,433,669
4.5% 10/1/20	356,000	361,961
Brixmor Operating Partnership LP:
3.25% 9/15/23	836,000	879,229
3.9% 3/15/27	1,005,000	1,102,747
4.125% 6/15/26	1,346,000	1,492,356
4.125% 5/15/29	1,216,000	1,357,775
DH Europe Finance II SARL:
2.2% 11/15/24	2,000,000	2,056,220
2.6% 11/15/29	1,500,000	1,556,462
3.4% 11/15/49	2,000,000	2,205,631
Export Development Canada:
2.625% 2/21/24	5,020,000	5,329,533
2.75% 3/15/23	3,680,000	3,874,414
General Electric Capital Corp.:
4.65% 10/17/21	357,000	372,673
5.875% 1/14/38	797,000	1,022,130
6.15% 8/7/37	97,000	127,142
6.875% 1/10/39	204,000	287,114
KfW:
1.5% 4/20/20	504,000	503,980
1.5% 6/15/21	5,322,000	5,352,429
1.875% 6/30/20	1,010,000	1,012,427
2% 10/4/22	908,000	932,276
2% 5/2/25	682,000	714,317
2.125% 3/7/22	1,458,000	1,492,234
2.125% 1/17/23	2,139,000	2,206,299
2.375% 12/29/22	3,716,000	3,861,873
2.5% 11/20/24	1,858,000	1,982,722
2.625% 2/28/24	6,735,000	7,164,519
2.75% 10/1/20	744,000	750,884
2.875% 4/3/28	2,738,000	3,100,698
3.125% 12/15/21	3,440,000	3,567,223
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,574,514
2.5% 11/15/27	1,576,000	1,731,043
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	3,113,152
5.7% 7/15/43	668,000	946,932
		76,749,926
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	752,000	829,948
4.35% 11/3/45	713,000	922,777
AFLAC, Inc. 4% 10/15/46	673,000	796,826
Allstate Corp.:
3.28% 12/15/26	841,000	914,241
4.2% 12/15/46	1,348,000	1,727,916
American International Group, Inc.:
3.375% 8/15/20	1,029,000	1,037,420
3.75% 7/10/25	3,168,000	3,456,256
3.875% 1/15/35	481,000	548,781
3.9% 4/1/26	672,000	743,504
4.2% 4/1/28	3,307,000	3,746,524
4.5% 7/16/44	1,582,000	1,940,252
4.7% 7/10/35	1,034,000	1,275,601
4.75% 4/1/48	923,000	1,166,797
4.875% 6/1/22	1,604,000	1,709,188
5.75% 4/1/48 (a)	2,050,000	2,267,813
6.4% 12/15/20	517,000	536,867
Aon PLC:
3.5% 6/14/24	356,000	381,254
4% 11/27/23	535,000	577,780
4.6% 6/14/44	285,000	360,394
4.75% 5/15/45	1,048,000	1,334,067
Baylor Scott & White Holdings 3.967% 11/15/46	445,000	547,113
Brighthouse Financial, Inc. 4.7% 6/22/47	1,693,000	1,712,223
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,311,343
3.6% 8/19/49	1,607,000	1,766,293
4.4% 3/15/48	1,731,000	2,161,096
Lincoln National Corp. 3.625% 12/12/26	1,069,000	1,175,071
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	846,000	846,017
3.5% 6/3/24	339,000	362,409
3.875% 3/15/24	1,693,000	1,840,797
4.05% 10/15/23	1,207,000	1,304,896
4.2% 3/1/48	868,000	1,036,272
4.35% 1/30/47	499,000	606,897
4.375% 3/15/29	1,373,000	1,600,079
4.9% 3/15/49	1,657,000	2,221,668
MetLife, Inc.:
4.6% 5/13/46	356,000	458,995
4.721% 12/15/44 (a)	891,000	1,151,174
5.875% 2/6/41	341,000	487,333
Principal Financial Group, Inc. 4.3% 11/15/46	1,425,000	1,746,194
Progressive Corp.:
2.45% 1/15/27	845,000	888,367
4.2% 3/15/48	1,100,000	1,392,083
Prudential Financial, Inc.:
3.878% 3/27/28	1,141,000	1,288,631
3.905% 12/7/47	98,000	110,938
3.935% 12/7/49	1,910,000	2,106,064
4.35% 2/25/50	1,383,000	1,613,015
4.418% 3/27/48	1,132,000	1,347,627
5.7% 12/14/36	68,000	97,423
The Chubb Corp. 6.5% 5/15/38	626,000	958,462
The Travelers Companies, Inc.:
4.3% 8/25/45	261,000	326,961
6.25% 6/15/37	1,488,000	2,204,146
		60,943,793

TOTAL FINANCIALS		872,179,217

HEALTH CARE - 2.8%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	486,000	489,934
2.5% 5/14/20	1,266,000	1,266,969
2.6% 11/21/24 (b)	3,080,000	3,182,864
2.9% 11/6/22	1,016,000	1,048,174
2.95% 11/21/26 (b)	2,100,000	2,201,628
3.2% 11/21/29 (b)	4,000,000	4,218,932
3.6% 5/14/25	1,604,000	1,730,277
4.05% 11/21/39 (b)	2,100,000	2,319,514
4.25% 11/14/28	1,478,000	1,690,641
4.25% 11/21/49 (b)	3,600,000	4,058,484
4.3% 5/14/36	1,116,000	1,274,398
4.4% 11/6/42	851,000	979,663
4.45% 5/14/46	1,247,000	1,437,225
4.7% 5/14/45	1,752,000	2,066,136
4.875% 11/14/48	1,710,000	2,104,367
Amgen, Inc.:
1.9% 2/21/25	2,000,000	2,020,889
2.6% 8/19/26	1,872,000	1,980,208
3.125% 5/1/25	356,000	381,312
3.375% 2/21/50	2,500,000	2,543,556
3.875% 11/15/21	1,711,000	1,772,874
4.4% 5/1/45	1,770,000	2,054,573
4.663% 6/15/51	2,224,000	2,762,821
Gilead Sciences, Inc.:
2.55% 9/1/20	845,000	848,616
3.65% 3/1/26	1,102,000	1,212,992
4.15% 3/1/47	2,217,000	2,677,846
4.75% 3/1/46	1,961,000	2,516,859
		50,841,752
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	1,242,000	1,400,882
4.75% 11/30/36	802,000	1,048,600
4.9% 11/30/46	1,854,000	2,573,129
Becton, Dickinson & Co.:
3.363% 6/6/24	1,782,000	1,895,324
3.7% 6/6/27	3,575,000	3,948,483
4.685% 12/15/44	1,937,000	2,410,561
Boston Scientific Corp.:
3.45% 3/1/24	829,000	883,317
4% 3/1/29	1,925,000	2,209,794
4.7% 3/1/49	3,457,000	4,511,135
Danaher Corp. 4.375% 9/15/45	422,000	533,020
Medtronic Global Holdings SCA 3.35% 4/1/27	2,611,000	2,885,806
Medtronic, Inc. 4.625% 3/15/45	2,304,000	3,121,971
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	2,028,000	2,177,039
		29,599,061
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	2,674,000	2,745,092
4.125% 11/15/42	2,022,000	2,171,685
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,481,841
Anthem, Inc.:
3.3% 1/15/23	356,000	372,102
3.65% 12/1/27	4,099,000	4,482,067
3.7% 9/15/49	1,140,000	1,170,261
4.375% 12/1/47	802,000	909,744
4.625% 5/15/42	464,000	537,234
4.65% 1/15/43	356,000	417,601
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,685,020
Childrens Hosp Medical Ctr 4.268% 5/15/44	592,000	750,913
Cigna Corp.:
3% 7/15/23 (b)	1,782,000	1,850,304
3.75% 7/15/23	3,332,000	3,547,198
4% 2/15/22 (b)	820,000	850,644
4.125% 11/15/25	1,756,000	1,953,677
4.375% 10/15/28	4,732,000	5,382,147
4.5% 2/25/26 (b)	2,078,000	2,348,495
4.8% 8/15/38	4,201,000	5,051,781
4.8% 7/15/46 (b)	1,355,000	1,630,783
4.9% 12/15/48	1,518,000	1,883,394
6.125% 11/15/41 (b)	535,000	730,639
CommonSpirit Health 4.35% 11/1/42	356,000	402,014
CVS Health Corp.:
2.8% 7/20/20	1,497,000	1,501,346
2.875% 6/1/26	1,336,000	1,385,259
3% 8/15/26	1,016,000	1,064,874
3.25% 8/15/29	4,595,000	4,819,840
3.7% 3/9/23	3,757,000	3,970,719
3.875% 7/20/25	831,000	905,211
4.1% 3/25/25	3,057,000	3,350,352
4.3% 3/25/28	4,260,000	4,767,166
4.875% 7/20/35	553,000	669,687
5.05% 3/25/48	4,884,000	6,010,873
5.125% 7/20/45	1,571,000	1,914,343
5.3% 12/5/43	782,000	967,741
HCA Holdings, Inc. 5.25% 6/15/49	420,000	488,254
Humana, Inc. 4.95% 10/1/44	445,000	548,625
Kaiser Foundation Hospitals:
3.266% 11/1/49	1,900,000	2,105,812
4.15% 5/1/47	1,136,000	1,434,583
4.875% 4/1/42	321,000	436,964
McKesson Corp.:
3.796% 3/15/24	891,000	955,508
4.883% 3/15/44	891,000	1,063,603
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	691,684
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	781,252
4.063% 8/1/56	469,000	585,798
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,762,108
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	786,354
UnitedHealth Group, Inc.:
2.375% 8/15/24	956,000	987,409
2.7% 7/15/20	1,069,000	1,072,861
2.875% 12/15/21	459,000	471,107
3.375% 4/15/27	963,000	1,048,422
3.5% 6/15/23	1,586,000	1,688,105
3.7% 8/15/49	1,728,000	1,940,993
3.75% 7/15/25	624,000	691,469
3.75% 10/15/47	1,704,000	1,928,544
3.85% 6/15/28	2,070,000	2,345,483
3.875% 12/15/28	2,671,000	3,050,142
3.875% 8/15/59	1,798,000	2,049,914
4.2% 1/15/47	642,000	769,018
4.375% 3/15/42	2,103,000	2,541,542
4.75% 7/15/45	297,000	381,449
		107,289,050
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	3,088,000	3,191,072
3% 4/15/23	832,000	868,271
4.15% 2/1/24	781,000	851,731
5.3% 2/1/44	1,038,000	1,404,992
		6,316,066
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	4,830,000	4,831,352
3.45% 3/15/22	3,213,000	3,328,340
3.8% 3/15/25	1,572,000	1,717,625
4.55% 3/15/35	1,186,000	1,415,881
4.75% 3/15/45	1,128,000	1,373,566
Actavis, Inc. 3.25% 10/1/22	535,000	557,423
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,743,955
4.375% 8/17/48	2,246,000	2,887,753
6.45% 9/15/37	579,000	855,914
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (b)	1,133,000	1,150,257
2.85% 4/15/25 (b)	682,000	688,142
3.95% 4/15/45 (b)	248,000	260,098
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (b)	5,410,000	5,700,436
3.2% 6/15/26 (b)	2,147,000	2,343,567
3.25% 8/1/42	499,000	554,668
3.4% 7/26/29 (b)	5,662,000	6,342,892
3.9% 2/20/28 (b)	5,000,000	5,679,258
4.125% 6/15/39 (b)	2,103,000	2,557,445
4.25% 10/26/49 (b)	3,437,000	4,421,245
4.35% 11/15/47 (b)	1,900,000	2,452,888
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,821,466
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	1,286,000	1,989,140
Johnson & Johnson:
1.65% 3/1/21	672,000	673,222
2.45% 3/1/26	997,000	1,048,608
3.4% 1/15/38	1,663,000	1,896,762
3.5% 1/15/48	1,069,000	1,275,417
3.625% 3/3/37	713,000	821,550
4.5% 12/5/43	1,181,000	1,535,563
4.85% 5/15/41	760,000	1,024,148
Merck & Co., Inc.:
2.4% 9/15/22	356,000	364,068
2.9% 3/7/24	414,000	437,770
3.6% 9/15/42	356,000	420,842
3.7% 2/10/45	1,141,000	1,354,024
3.875% 1/15/21	178,000	181,082
3.9% 3/7/39	4,800,000	5,741,567
Mylan NV:
3.15% 6/15/21	356,000	361,670
3.95% 6/15/26	504,000	547,970
5.2% 4/15/48	535,000	633,780
5.25% 6/15/46	588,000	706,678
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	1,017,098
2.4% 5/17/22	2,067,000	2,123,106
2.4% 9/21/22	668,000	687,464
2.75% 8/14/50	2,900,000	2,986,393
3% 11/20/25	1,866,000	2,014,157
3.1% 5/17/27	1,049,000	1,139,146
3.7% 9/21/42	504,000	603,965
4% 11/20/45	934,000	1,173,879
Perrigo Finance PLC:
3.5% 3/15/21	240,000	243,840
4.375% 3/15/26	441,000	480,886
4.9% 12/15/44	322,000	346,672
Pfizer, Inc.:
2.95% 3/15/24	837,000	888,094
3% 12/15/26	1,195,000	1,295,532
3.2% 9/15/23	2,268,000	2,412,727
3.45% 3/15/29	1,484,000	1,664,950
3.9% 3/15/39	1,123,000	1,332,399
4% 12/15/36	1,693,000	2,042,994
4.125% 12/15/46	587,000	726,139
4.2% 9/15/48	1,390,000	1,776,647
4.4% 5/15/44	747,000	956,419
7.2% 3/15/39	963,000	1,608,839
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	2,021,000	2,046,990
2.875% 9/23/23	1,685,000	1,749,132
3.2% 9/23/26	6,983,000	7,489,912
Zoetis, Inc.:
3.25% 2/1/23	891,000	935,124
3.95% 9/12/47	356,000	418,513
4.7% 2/1/43	232,000	299,566
		117,158,615

TOTAL HEALTH CARE		311,204,544

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3% 5/11/21	1,034,000	1,055,258
3.375% 5/15/23	1,693,000	1,794,272
3.75% 5/15/28	1,676,000	1,902,115
Lockheed Martin Corp.:
3.55% 1/15/26	1,355,000	1,501,692
4.09% 9/15/52	1,704,000	2,192,749
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,621,373
3.85% 4/15/45	335,000	380,339
4.03% 10/15/47	3,356,000	4,000,948
4.75% 6/1/43	713,000	925,537
Raytheon Co.:
3.125% 10/15/20	356,000	359,161
3.15% 12/15/24	1,586,000	1,709,305
4.875% 10/15/40	178,000	245,192
Rockwell Collins, Inc.:
2.8% 3/15/22	1,515,000	1,557,603
4.35% 4/15/47	1,176,000	1,511,707
The Boeing Co.:
2.125% 3/1/22	671,000	677,284
2.5% 3/1/25	820,000	836,296
2.7% 2/1/27	2,286,000	2,349,163
2.8% 3/1/23	880,000	905,923
2.95% 2/1/30	1,666,000	1,748,259
3.625% 3/1/48	713,000	754,156
3.65% 3/1/47	492,000	523,782
3.75% 2/1/50	1,950,000	2,160,793
6.875% 3/15/39	588,000	877,429
United Technologies Corp.:
3.65% 8/16/23	1,652,000	1,784,096
3.75% 11/1/46	686,000	788,935
4.05% 5/4/47	415,000	508,899
4.125% 11/16/28	2,622,000	3,068,883
4.5% 6/1/42	1,315,000	1,674,760
4.625% 11/16/48	1,247,000	1,674,524
5.7% 4/15/40	356,000	515,982
		41,606,415
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	681,000	723,870
3.9% 2/1/35	1,052,000	1,120,234
4.4% 1/15/47	1,425,000	1,509,100
4.55% 4/1/46	267,000	293,126
4.95% 10/17/48	1,711,000	1,950,840
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,386,892
3.4% 11/15/46	473,000	492,257
3.75% 11/15/47	1,102,000	1,227,432
6.2% 1/15/38	445,000	655,206
		9,358,957
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	251,478	264,621
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,187,755	1,276,207
Continental Airlines, Inc. 4% 4/29/26	585,405	632,132
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 6/1/29	103,846	112,559
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	1,462,722	1,567,292
		3,852,811
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (b)	2,700,000	2,746,978
2.493% 2/15/27 (b)	2,000,000	2,034,842
2.722% 2/15/30 (b)	3,000,000	3,043,064
3.377% 4/5/40 (b)	1,500,000	1,536,509
3.577% 4/5/50 (b)	2,550,000	2,610,264
		11,971,657
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	1,676,000	1,684,161
Republic Services, Inc.:
2.9% 7/1/26	752,000	799,161
3.2% 3/15/25	2,009,000	2,156,847
3.95% 5/15/28	1,872,000	2,128,136
Waste Management, Inc.:
2.4% 5/15/23	945,000	971,592
2.9% 9/15/22	1,190,000	1,231,113
4.15% 7/15/49	462,000	576,580
		9,547,590
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,052,455
4% 11/2/32	339,000	410,871
4.15% 11/2/42	339,000	419,187
		1,882,513
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	713,000	724,249
2.375% 8/26/29	2,000,000	2,050,752
2.875% 10/15/27	713,000	755,427
3.125% 9/19/46	492,000	498,540
3.25% 8/26/49	1,508,000	1,594,032
Covidien International Finance SA 3.2% 6/15/22	383,000	396,308
General Electric Co.:
3.375% 3/11/24	782,000	825,574
4.5% 3/11/44	5,413,000	6,276,005
Honeywell International, Inc.:
2.5% 11/1/26	1,276,000	1,356,915
3.812% 11/21/47	249,000	316,128
Roper Technologies, Inc.:
2.8% 12/15/21	1,178,000	1,207,221
3.8% 12/15/26	1,515,000	1,683,676
		17,684,827
Machinery - 0.4%
Caterpillar Financial Services Corp.:
1.7% 8/9/21	1,674,000	1,678,864
2% 3/5/20	696,000	696,017
2.4% 6/6/22	1,782,000	1,820,793
2.4% 8/9/26	508,000	530,529
2.85% 6/1/22	713,000	734,937
3.45% 5/15/23	2,496,000	2,657,996
Caterpillar, Inc.:
2.6% 6/26/22	1,069,000	1,094,941
3.25% 9/19/49	3,000,000	3,265,838
3.803% 8/15/42	445,000	530,595
5.3% 9/15/35	1,247,000	1,691,438
Deere & Co.:
2.875% 9/7/49	2,470,000	2,590,572
5.375% 10/16/29	178,000	232,624
Fortive Corp. 2.35% 6/15/21	1,176,000	1,188,165
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	908,000	908,689
3.8% 3/21/29	2,557,000	2,875,159
4.65% 11/1/44	1,069,000	1,330,571
Otis Worldwide Corp.:
2.565% 2/15/30 (b)	3,000,000	3,080,631
3.362% 2/15/50 (b)	2,000,000	2,071,588
Parker Hannifin Corp.:
2.7% 6/14/24	7,300,000	7,617,461
3.25% 3/1/27	1,007,000	1,085,289
4.1% 3/1/47	1,009,000	1,181,184
		38,863,881
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,326,677
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	519,842
3.05% 3/15/22	1,782,000	1,838,495
3.25% 6/15/27	1,336,000	1,475,655
3.9% 8/1/46	827,000	970,451
4.05% 6/15/48	3,755,000	4,538,652
4.125% 6/15/47	508,000	615,572
4.15% 4/1/45	303,000	362,284
4.375% 9/1/42	802,000	981,532
4.55% 9/1/44	535,000	662,151
4.9% 4/1/44	713,000	943,249
Canadian National Railway Co.:
2.85% 12/15/21	891,000	911,891
3.2% 8/2/46	588,000	648,913
CSX Corp.:
3.25% 6/1/27	891,000	957,267
3.4% 8/1/24	825,000	882,652
3.8% 11/1/46	1,019,000	1,142,330
3.95% 5/1/50	637,000	738,974
4.1% 3/15/44	1,207,000	1,389,199
4.3% 3/1/48	1,600,000	1,933,110
4.5% 3/15/49	1,729,000	2,169,622
4.75% 11/15/48	1,032,000	1,336,900
Norfolk Southern Corp.:
3% 4/1/22	1,336,000	1,373,063
3.25% 12/1/21	891,000	915,204
3.65% 8/1/25	2,139,000	2,356,354
3.95% 10/1/42	339,000	396,171
4.05% 8/15/52	214,000	252,751
4.15% 2/28/48	2,600,000	3,188,666
4.65% 1/15/46	582,000	748,222
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,833,995
2.75% 3/1/26	1,187,000	1,244,634
3% 4/15/27	891,000	952,654
3.25% 2/5/50	2,700,000	2,780,902
3.35% 8/15/46	841,000	871,332
3.6% 9/15/37	588,000	652,245
3.7% 3/1/29	1,636,000	1,844,571
3.799% 10/1/51	499,000	555,227
3.839% 3/20/60 (b)	2,844,000	3,099,256
		48,083,988
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.625% 7/1/22	1,679,000	1,700,001
2.75% 1/15/23	1,782,000	1,811,097
3.375% 6/1/21	2,500,000	2,552,651
3.625% 12/1/27	4,145,000	4,375,044
3.75% 2/1/22	681,000	701,052
3.875% 7/3/23	5,600,000	5,906,909
4.25% 2/1/24	2,345,000	2,527,827
		19,574,581

TOTAL INDUSTRIALS		203,753,897

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	1,800,000	1,812,576
2.2% 9/20/23	1,339,000	1,376,371
2.5% 9/20/26	891,000	940,992
3.5% 6/15/25	761,000	836,989
5.9% 2/15/39	2,213,000	3,292,694
		8,259,622
Electronic Equipment & Components - 0.2%
Corning, Inc.:
4.75% 3/15/42	891,000	1,060,747
5.35% 11/15/48	1,000,000	1,291,619
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	2,050,000	2,195,890
4.42% 6/15/21 (b)	3,059,000	3,150,942
4.9% 10/1/26 (b)	1,685,000	1,890,065
5.3% 10/1/29 (b)	6,046,000	6,965,591
6.02% 6/15/26 (b)	2,877,000	3,369,337
8.35% 7/15/46 (b)	1,049,000	1,425,283
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	696,225
7.125% 10/1/37	441,000	706,465
		22,752,164
IT Services - 0.3%
Fiserv, Inc.:
3.5% 7/1/29	2,099,000	2,294,207
4.4% 7/1/49	2,682,000	3,182,160
IBM Corp.:
2.5% 1/27/22	1,390,000	1,421,424
3% 5/15/24	2,333,000	2,471,474
3.5% 5/15/29	3,111,000	3,497,103
3.625% 2/12/24	1,782,000	1,922,733
4.25% 5/15/49	1,891,000	2,348,593
4.7% 2/19/46	882,000	1,158,543
IBM Credit LLC 2.2% 9/8/22	1,604,000	1,637,223
MasterCard, Inc. 3.8% 11/21/46	677,000	827,325
The Western Union Co. 2.85% 1/10/25	2,130,000	2,190,255
Visa, Inc.:
2.2% 12/14/20	1,016,000	1,020,896
2.75% 9/15/27	2,125,000	2,264,469
3.15% 12/14/25	1,606,000	1,744,357
4.3% 12/14/45	1,183,000	1,543,956
		29,524,718
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	2,303,000	3,007,240
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	2,184,000	2,226,973
3.5% 1/15/28	1,247,000	1,287,730
3.875% 1/15/27	1,444,000	1,514,331
Broadcom, Inc. 4.75% 4/15/29 (b)	3,167,000	3,522,429
Intel Corp.:
2.35% 5/11/22	3,030,000	3,089,515
2.45% 11/15/29	2,000,000	2,080,071
3.25% 11/15/49	2,050,000	2,237,465
3.3% 10/1/21	2,674,000	2,758,018
3.734% 12/8/47	583,000	679,980
4.1% 5/19/46	1,247,000	1,534,903
4.1% 5/11/47	428,000	522,620
Qualcomm, Inc.:
2.6% 1/30/23	1,336,000	1,377,867
4.3% 5/20/47	1,800,000	2,162,719
Texas Instruments, Inc.:
1.75% 5/1/20	677,000	677,066
4.15% 5/15/48	713,000	907,037
		29,585,964
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	3,593,000	3,608,873
2.4% 2/6/22	4,990,000	5,100,878
2.7% 2/12/25	3,061,000	3,241,903
2.875% 2/6/24	420,000	443,674
3.45% 8/8/36	1,087,000	1,253,167
3.625% 12/15/23	4,661,000	5,037,264
3.7% 8/8/46	2,982,000	3,606,285
3.95% 8/8/56	891,000	1,134,330
4.1% 2/6/37	3,162,000	3,921,821
4.25% 2/6/47	1,706,000	2,247,603
4.45% 11/3/45	2,240,000	2,997,504
5.3% 2/8/41	267,000	386,010
Oracle Corp.:
1.9% 9/15/21	1,497,000	1,509,992
2.5% 5/15/22	1,711,000	1,749,736
2.625% 2/15/23	1,782,000	1,843,429
2.65% 7/15/26	1,604,000	1,693,442
2.95% 5/15/25	891,000	945,712
3.25% 11/15/27	3,047,000	3,343,850
3.4% 7/8/24	842,000	903,220
3.85% 7/15/36	1,805,000	2,092,010
4% 7/15/46	1,746,000	2,084,177
4% 11/15/47	4,491,000	5,433,651
4.125% 5/15/45	535,000	651,506
4.3% 7/8/34	691,000	849,550
5.375% 7/15/40	2,228,000	3,064,995
		59,144,582
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 9/12/22	1,515,000	1,544,367
2.15% 2/9/22	891,000	907,456
2.2% 9/11/29	8,200,000	8,447,841
2.25% 2/23/21	2,674,000	2,692,814
2.3% 5/11/22	1,425,000	1,456,353
2.4% 1/13/23	5,347,000	5,514,974
2.45% 8/4/26	3,672,000	3,848,584
2.7% 5/13/22	1,186,000	1,221,355
2.9% 9/12/27	2,504,000	2,691,980
2.95% 9/11/49	2,630,000	2,763,427
3% 11/13/27	1,782,000	1,931,792
3.2% 5/13/25	1,870,000	2,017,770
3.2% 5/11/27	993,000	1,086,428
3.75% 11/13/47	1,243,000	1,485,908
3.85% 5/4/43	2,317,000	2,766,409
4.25% 2/9/47	445,000	563,109
4.375% 5/13/45	836,000	1,068,577
4.5% 2/23/36	1,651,000	2,101,571
4.65% 2/23/46	1,007,000	1,339,421
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	1,271,000	1,282,671
4.9% 10/15/25 (a)	1,737,000	1,967,542
6.2% 10/15/35 (a)	693,000	866,222
6.35% 10/15/45 (a)	335,000	419,154
HP, Inc.:
4.3% 6/1/21	495,000	509,418
6% 9/15/41	267,000	306,329
Xerox Corp. 4.5% 5/15/21	713,000	725,549
		51,527,021

TOTAL INFORMATION TECHNOLOGY		200,794,071

MATERIALS - 0.6%
Chemicals - 0.5%
DuPont de Nemours, Inc.:
4.205% 11/15/23	2,531,000	2,749,414
4.725% 11/15/28	3,056,000	3,534,142
5.319% 11/15/38	2,000,000	2,433,679
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	3,123,694
4.65% 10/15/44	535,000	601,135
Ecolab, Inc.:
2.7% 11/1/26	1,176,000	1,258,357
3.95% 12/1/47	593,000	734,094
5.5% 12/8/41	73,000	103,591
LYB International Finance BV:
4% 7/15/23	1,003,000	1,075,627
4.875% 3/15/44	1,043,000	1,222,154
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,731,890
LyondellBasell Industries NV 4.625% 2/26/55	667,000	746,062
Nutrien Ltd.:
4% 12/15/26	2,032,000	2,250,688
4.2% 4/1/29	921,000	1,046,915
4.875% 3/30/20	267,000	267,643
5% 4/1/49	1,605,000	1,997,579
5.25% 1/15/45	624,000	783,122
5.625% 12/1/40	321,000	412,147
Praxair, Inc.:
2.2% 8/15/22	356,000	362,669
2.45% 2/15/22	829,000	842,923
3.2% 1/30/26	1,130,000	1,223,261
3.55% 11/7/42	356,000	404,530
Sherwin-Williams Co.:
2.75% 6/1/22	381,000	390,024
3.45% 6/1/27	1,913,000	2,093,322
4.5% 6/1/47	1,520,000	1,824,468
The Dow Chemical Co.:
3% 11/15/22	874,000	911,725
3.15% 5/15/24	1,260,000	1,337,367
3.625% 5/15/26	1,767,000	1,923,582
4.375% 11/15/42	869,000	958,826
4.8% 11/30/28	1,524,000	1,785,913
4.8% 5/15/49	1,277,000	1,498,145
9.4% 5/15/39	535,000	912,100
The Mosaic Co.:
4.05% 11/15/27	1,027,000	1,086,084
4.25% 11/15/23	1,941,000	2,080,760
5.625% 11/15/43	668,000	790,622
Westlake Chemical Corp. 5% 8/15/46	356,000	420,894
		49,919,148
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	842,000	902,992
3.8% 1/15/26	513,000	562,952
4.4% 8/15/47	854,000	961,800
5.15% 5/15/46	322,000	399,018
		2,826,762
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	802,000	1,062,699
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	1,027,000	1,057,642
5% 9/30/43	535,000	726,305
Newmont Corp. 5.45% 6/9/44	1,141,000	1,531,781
Nucor Corp.:
4% 8/1/23	535,000	575,856
5.2% 8/1/43	713,000	950,332
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	3,797,000	4,201,827
7.125% 7/15/28	356,000	494,582
Southern Copper Corp.:
3.875% 4/23/25	654,000	700,434
5.25% 11/8/42	1,029,000	1,203,608
Vale SA 5.625% 9/11/42	1,176,000	1,367,100
		13,872,166

TOTAL MATERIALS		66,618,076

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
3.9% 6/15/23	1,007,000	1,075,136
4.85% 4/15/49	2,300,000	3,086,897
American Tower Corp.:
3.55% 7/15/27	1,524,000	1,654,434
3.8% 8/15/29	3,000,000	3,307,528
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,319,373
3.125% 9/1/23	339,000	356,473
4.125% 5/15/21	375,000	384,552
Duke Realty LP:
3.625% 4/15/23	490,000	519,200
3.75% 12/1/24	1,025,000	1,116,050
ERP Operating LP:
3% 4/15/23	335,000	349,774
3.25% 8/1/27	2,314,000	2,494,470
4.625% 12/15/21	1,016,000	1,066,091
Federal Realty Investment Trust 3% 8/1/22	846,000	874,414
HCP, Inc.:
3% 1/15/30	3,700,000	3,889,632
3.4% 2/1/25	1,425,000	1,530,663
3.875% 8/15/24	1,350,000	1,469,214
Kimco Realty Corp.:
3.8% 4/1/27	713,000	788,912
4.125% 12/1/46	1,782,000	2,007,703
4.45% 9/1/47	924,000	1,093,691
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,425,000	1,538,688
4.5% 1/15/25	1,428,000	1,556,586
4.5% 4/1/27	1,693,000	1,885,573
Prologis LP 3.25% 10/1/26	831,000	903,817
Simon Property Group LP:
2.625% 6/15/22	1,414,000	1,447,908
3.25% 9/13/49	420,000	439,027
3.375% 12/1/27	4,210,000	4,624,203
SITE Centers Corp. 4.625% 7/15/22	106,000	112,888
Ventas Realty LP:
3.125% 6/15/23	1,126,000	1,179,247
3.25% 10/15/26	624,000	669,475
3.5% 2/1/25	713,000	763,963
3.85% 4/1/27	1,693,000	1,862,051
4% 3/1/28	3,744,000	4,169,639
4.125% 1/15/26	258,000	286,356
4.375% 2/1/45	535,000	620,709
4.875% 4/15/49	1,000,000	1,294,740
Weingarten Realty Investors 3.5% 4/15/23	677,000	705,698
Welltower, Inc.:
3.75% 3/15/23	1,543,000	1,635,742
4.95% 9/1/48	1,782,000	2,313,006
		56,393,523
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	718,839
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,165,402
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,565,375
Liberty Property LP:
3.375% 6/15/23	495,000	526,970
4.4% 2/15/24	1,324,000	1,473,644
Mack-Cali Realty LP:
3.15% 5/15/23	837,000	843,444
4.5% 4/18/22	751,000	773,928
Tanger Properties LP:
3.75% 12/1/24	1,158,000	1,222,529
3.875% 7/15/27	1,105,000	1,180,642
		9,470,773

TOTAL REAL ESTATE		65,864,296

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.7% 12/1/47	1,049,000	1,172,745
3.75% 3/1/45	178,000	199,598
4.15% 8/15/44	829,000	985,758
4.3% 7/15/48	1,048,000	1,294,134
5.2% 6/1/41	686,000	895,642
AmerenUE 3.9% 9/15/42	659,000	801,003
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	739,327
4.3% 12/1/28	3,117,000	3,623,614
Appalachian Power Co. 4.45% 6/1/45	1,069,000	1,304,970
Baltimore Gas & Electric Co.:
3.35% 7/1/23	508,000	535,455
3.5% 8/15/46	445,000	487,375
Carolina Power & Light Co. 2.8% 5/15/22	776,000	795,267
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	339,000	385,858
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	1,078,010
Commonwealth Edison Co.:
3.1% 11/1/24	1,782,000	1,895,092
3.2% 11/15/49	1,000,000	1,060,848
3.4% 9/1/21	178,000	182,311
3.65% 6/15/46	510,000	583,193
3.7% 3/1/45	553,000	630,708
3.75% 8/15/47	1,096,000	1,270,006
4% 3/1/48	1,217,000	1,460,764
4% 3/1/49	84,000	100,260
Detroit Edison Co. 2.65% 6/15/22	1,425,000	1,458,889
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,145,509
3.75% 6/1/45	356,000	411,934
3.875% 3/15/46	696,000	819,110
4% 9/30/42	668,000	797,365
Duke Energy Corp.:
1.8% 9/1/21	2,755,000	2,770,184
2.65% 9/1/26	2,379,000	2,478,092
3.75% 4/15/24	1,069,000	1,148,639
3.75% 9/1/46	1,627,000	1,805,305
3.95% 10/15/23	435,000	466,915
4.8% 12/15/45	2,998,000	3,775,337
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	3,315,401
Duke Energy Ohio, Inc. 4.3% 2/1/49	2,109,000	2,622,934
Duke Energy Progress, Inc.:
4.15% 12/1/44	321,000	389,031
4.375% 3/30/44	356,000	446,607
Edison International 2.95% 3/15/23	1,460,000	1,495,394
Entergy Corp.:
2.95% 9/1/26	837,000	881,672
4% 7/15/22	1,183,000	1,241,195
Entergy, Inc. 4% 3/30/29	1,407,000	1,632,007
Eversource Energy:
2.9% 10/1/24	1,524,000	1,593,358
3.35% 3/15/26	1,178,000	1,263,344
3.45% 1/15/50	1,000,000	1,054,916
Exelon Corp.:
3.95% 6/15/25	3,502,000	3,862,830
5.1% 6/15/45	196,000	253,697
FirstEnergy Corp.:
3.9% 7/15/27	1,515,000	1,677,833
4.85% 7/15/47	1,969,000	2,470,821
Florida Power & Light Co.:
3.125% 12/1/25	909,000	987,826
3.15% 10/1/49	252,000	276,982
3.25% 6/1/24	842,000	902,785
4.05% 10/1/44	966,000	1,179,925
4.125% 6/1/48	2,192,000	2,778,522
Florida Power Corp. 3.4% 10/1/46	445,000	479,850
Indiana Michigan Power Co. 3.2% 3/15/23	495,000	521,105
Northern States Power Co.:
3.4% 8/15/42	356,000	406,409
4.125% 5/15/44	802,000	1,010,903
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,481,539
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	2,471,000	2,643,376
3.8% 9/30/47	2,700,000	3,278,941
PacifiCorp:
3.6% 4/1/24	713,000	773,185
4.125% 1/15/49	2,399,000	2,959,965
6% 1/15/39	1,104,000	1,619,382
PECO Energy Co. 3.9% 3/1/48	2,900,000	3,455,878
Potomac Electric Power Co. 6.5% 11/15/37	678,000	1,010,286
PPL Capital Funding, Inc.:
3.1% 5/15/26	1,425,000	1,510,778
3.4% 6/1/23	476,000	499,889
4.2% 6/15/22	356,000	374,411
4.7% 6/1/43	321,000	386,753
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	2,572,481
4.15% 10/1/45	624,000	761,062
Progress Energy, Inc. 6% 12/1/39	926,000	1,323,742
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	2,067,281
3.8% 6/15/47	825,000	981,502
Public Service Electric & Gas Co.:
2.45% 1/15/30	2,300,000	2,400,732
3.15% 1/1/50	2,300,000	2,502,035
3.65% 9/1/42	504,000	586,936
4% 6/1/44	891,000	1,067,663
Puget Sound Energy, Inc. 4.3% 5/20/45	1,142,000	1,402,184
Southern California Edison Co. 4% 4/1/47	1,782,000	2,008,193
Southern Co.:
2.35% 7/1/21	1,176,000	1,184,131
3.25% 7/1/26	1,961,000	2,106,707
4.4% 7/1/46	1,305,000	1,521,990
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,764,354
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	2,647,710
6.15% 5/15/37	1,116,000	1,596,195
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	759,458
3.3% 12/1/49	1,440,000	1,552,274
3.45% 2/15/24	490,000	522,298
3.8% 4/1/28	2,657,000	3,004,404
3.8% 9/15/47	1,463,000	1,700,768
4.2% 5/15/45	428,000	516,948
4.45% 2/15/44	490,000	606,496
4.6% 12/1/48	1,262,000	1,657,154
6% 5/15/37	356,000	514,158
Wisconsin Electric Power Co. 4.25% 6/1/44	837,000	1,011,400
Xcel Energy, Inc.:
2.6% 3/15/22	2,477,000	2,530,751
3.35% 12/1/26	535,000	585,711
4% 6/15/28	8,000,000	9,109,465
		143,865,130
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	2,409,000	2,679,658
Dominion Gas Holdings LLC:
2.5% 11/15/24	2,000,000	2,062,324
3.9% 11/15/49	2,300,000	2,499,365
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,469,283
		9,710,630
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	1,543,000	1,567,140
4.75% 6/15/46	929,000	1,091,223
		2,658,363
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	1,782,000	1,931,990
3.8% 7/15/48	1,782,000	2,046,078
4.5% 2/1/45	1,186,000	1,467,091
5.15% 11/15/43	294,000	392,782
CenterPoint Energy, Inc.:
2.5% 9/1/22	2,649,000	2,714,081
3.7% 9/1/49	1,420,000	1,557,125
CMS Energy Corp. 4.875% 3/1/44	891,000	1,153,476
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	583,904
4.45% 6/15/20	356,000	358,885
4.45% 3/15/44	1,425,000	1,798,327
4.5% 5/15/58	1,690,000	2,147,407
4.65% 12/1/48	1,866,000	2,373,347
5.5% 12/1/39	445,000	603,632
Consolidated Edison, Inc. 2% 5/15/21	984,000	991,766
Consumers Energy Co. 2.85% 5/15/22	1,186,000	1,224,446
Delmarva Power & Light Co. 4% 6/1/42	713,000	824,042
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,534,131
4.9% 8/1/41	356,000	441,991
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,114,502
3.8% 3/15/27	2,408,000	2,624,360
NiSource Finance Corp.:
3.95% 3/30/48	1,782,000	1,971,725
4.375% 5/15/47	852,000	1,001,239
4.8% 2/15/44	980,000	1,190,390
6.25% 12/15/40	437,000	593,952
NiSource, Inc. 3.49% 5/15/27	1,364,000	1,484,981
Puget Energy, Inc. 3.65% 5/15/25	1,438,000	1,544,292
San Diego Gas & Electric Co. 4.5% 8/15/40	178,000	226,175
Sempra Energy:
2.4% 3/15/20	2,211,000	2,211,000
2.875% 10/1/22	535,000	551,314
2.9% 2/1/23	529,000	550,394
3.25% 6/15/27	1,087,000	1,164,829
4% 2/1/48	5,578,000	6,173,720
4.05% 12/1/23	891,000	965,848
6% 10/15/39	178,000	248,653
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (a)(c)	753,000	723,579
		49,485,454

TOTAL UTILITIES		205,719,577

TOTAL NONCONVERTIBLE BONDS
(Cost $2,577,290,930)		2,765,494,301

U.S. Government and Government Agency Obligations - 42.6%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
1.25% 8/17/21	$5,403,000	$5,424,234
1.5% 11/30/20	3,227,000	3,235,177
1.625% 10/15/24	4,500,000	4,627,381
1.75% 7/2/24	5,641,000	5,822,620
1.875% 4/5/22	5,747,000	5,855,477
1.875% 9/24/26	2,379,000	2,487,144
2% 10/5/22	6,571,000	6,742,030
2.125% 4/24/26	713,000	754,203
2.375% 1/19/23	5,335,000	5,553,667
2.625% 9/6/24	713,000	764,413
2.875% 9/12/23	1,373,000	1,464,927
Federal Home Loan Bank:
1.125% 7/14/21	2,365,000	2,369,015
1.375% 2/18/21	3,615,000	3,624,138
1.5% 8/15/24	1,280,000	1,309,597
1.875% 11/29/21	3,415,000	3,466,662
2% 9/9/22	6,775,000	6,951,710
2.5% 2/13/24	890,000	941,323
2.625% 10/1/20	3,100,000	3,126,131
3% 10/12/21	1,735,000	1,791,493
3.25% 11/16/28	4,230,000	4,881,075
5.5% 7/15/36	270,000	411,644
Freddie Mac:
1.375% 5/1/20	2,496,000	2,495,702
2.375% 1/13/22	2,317,000	2,375,957
2.75% 6/19/23	4,316,000	4,567,858
6.25% 7/15/32	1,373,000	2,107,499
6.75% 3/15/31	4,634,000	7,107,478
Tennessee Valley Authority:
5.25% 9/15/39	3,565,000	5,373,177
5.375% 4/1/56	961,000	1,698,337

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		97,330,069

U.S. Treasury Obligations - 41.7%
U.S. Treasury Bonds:
2.25% 8/15/46	8,327,300	9,344,467
2.25% 8/15/49	2,736,600	3,110,638
2.375% 11/15/49	14,606,000	17,049,652
2.5% 2/15/45	68,414,600	79,946,202
2.5% 2/15/46	27,115,600	31,799,396
2.5% 5/15/46	49,427,500	58,044,490
2.75% 11/15/42	2,055,000	2,496,745
2.75% 8/15/47	23,325,800	28,862,033
2.75% 11/15/47	3,369,900	4,175,780
2.875% 5/15/43	1,252,400	1,553,172
2.875% 8/15/45	19,252,000	24,040,935
2.875% 11/15/46	26,182,500	32,987,905
2.875% 5/15/49	2,016,400	2,583,434
3% 11/15/44	41,796,400	53,091,224
3% 5/15/45	84,195,200	107,233,769
3% 11/15/45	15,380,000	19,644,946
3% 2/15/47	23,518,100	30,345,698
3% 5/15/47	519,600	670,832
3% 2/15/48	3,541,000	4,594,171
3% 8/15/48	14,318,900	18,653,723
3% 2/15/49	11,820,000	15,463,884
3.125% 11/15/41	1,577,000	2,026,938
3.125% 2/15/42	4,109,900	5,290,051
3.125% 2/15/43	19,043,200	24,526,303
3.125% 8/15/44	45,621,300	59,065,327
3.125% 5/15/48	466,400	619,565
3.375% 5/15/44	2,243,400	3,015,971
3.375% 11/15/48	7,409,700	10,320,902
3.625% 8/15/43	16,520,900	22,965,342
3.625% 2/15/44	28,306,700	39,452,463
3.75% 11/15/43	12,518,800	17,741,487
3.875% 8/15/40	1,333,400	1,887,751
4.25% 5/15/39	1,432,500	2,107,006
4.25% 11/15/40	144,500	214,588
4.375% 2/15/38	4,701,900	6,939,343
4.375% 11/15/39	17,800	26,651
4.375% 5/15/40	1,425,900	2,143,696
4.375% 5/15/41	5,235,500	7,922,375
4.5% 2/15/36	21,144,200	30,791,241
4.5% 5/15/38	3,393,500	5,086,671
4.5% 8/15/39	4,873,900	7,392,716
4.625% 2/15/40	3,832,100	5,923,289
4.75% 2/15/37	14,367,400	21,781,203
4.75% 2/15/41	2,223,700	3,513,533
5% 5/15/37	70,513,700	109,984,845
5.375% 2/15/31	9,530,300	13,652,527
6.25% 5/15/30	10,900,000	16,266,547
U.S. Treasury Notes:
1.125% 2/28/21	7,113,400	7,116,734
1.125% 6/30/21	12,661,800	12,680,100
1.125% 7/31/21	48,100	48,185
1.125% 8/31/21	12,193,100	12,217,391
1.125% 9/30/21	11,109,800	11,136,273
1.25% 3/31/21	200	200
1.25% 10/31/21	7,961,800	8,000,365
1.25% 7/31/23	13,243,000	13,401,295
1.25% 8/31/24	46,487,300	47,164,634
1.375% 3/31/20	1,181,700	1,181,631
1.375% 4/30/20	2,019,400	2,019,166
1.375% 8/31/20	14,073,600	14,082,946
1.375% 9/15/20	3,194,500	3,197,245
1.375% 9/30/20	4,562,900	4,565,930
1.375% 10/31/20	2,645,400	2,648,397
1.375% 1/31/21	3,659,200	3,668,062
1.375% 4/30/21	15,324,700	15,377,379
1.375% 5/31/21	11,474,900	11,525,999
1.375% 1/31/22 (d)	65,611,000	66,192,785
1.375% 6/30/23	11,597,800	11,779,469
1.375% 8/31/23	1,414,100	1,437,245
1.375% 9/30/23	14,100,300	14,335,489
1.375% 1/31/25	9,913,000	10,128,685
1.375% 8/31/26	4,212,800	4,304,297
1.5% 5/31/20	7,063,500	7,064,328
1.5% 6/15/20	447,300	447,422
1.5% 7/15/20	121,200	121,266
1.5% 8/15/20	2,673,500	2,675,902
1.5% 8/31/21	46,149,000	46,498,723
1.5% 9/30/21	86,329,000	87,040,540
1.5% 10/31/21	87,503,000	88,289,160
1.5% 11/30/21	92,271,000	93,168,479
1.5% 1/31/22	778,900	787,389
1.5% 8/15/22	55,547,800	56,378,847
1.5% 9/15/22	23,304,000	23,664,484
1.5% 2/28/23	2,682,400	2,730,914
1.5% 3/31/23	10,176,900	10,367,319
1.5% 9/30/24	112,329,000	115,238,146
1.5% 10/31/24	138,521,000	142,162,587
1.5% 11/30/24	52,679,000	54,096,806
1.5% 8/15/26	11,644,100	11,985,691
1.625% 6/30/20	4,031,800	4,035,422
1.625% 7/31/20	8,480,400	8,492,657
1.625% 10/15/20	3,183,700	3,191,286
1.625% 11/30/20	2,266,300	2,274,002
1.625% 6/30/21	900	907
1.625% 12/31/21	43,949,000	44,501,796
1.625% 8/31/22	16,786,200	17,090,450
1.625% 11/15/22	31,759,000	32,381,774
1.625% 12/15/22	34,771,000	35,481,361
1.625% 4/30/23	8,446,600	8,639,948
1.625% 5/31/23	9,273,600	9,489,501
1.625% 10/31/23	16,784,500	17,222,471
1.625% 2/15/26	1,812,700	1,877,844
1.625% 5/15/26	999,900	1,036,420
1.625% 9/30/26	33,195,000	34,447,593
1.625% 10/31/26	22,470,000	23,317,892
1.625% 11/30/26	18,681,000	19,391,754
1.625% 8/15/29	36,100,600	37,689,873
1.75% 10/31/20	1,775,300	1,781,611
1.75% 11/15/20	400	402
1.75% 12/31/20	17,068,900	17,152,911
1.75% 7/31/21	300	303
1.75% 11/30/21	25,651,000	26,010,715
1.75% 3/31/22	20,853,600	21,216,094
1.75% 5/31/22	2,861,800	2,915,794
1.75% 6/15/22	3,802,400	3,876,666
1.75% 6/30/22	4,865,800	4,961,976
1.75% 7/15/22	5,256,000	5,361,531
1.75% 9/30/22	5,131,500	5,244,754
1.75% 1/31/23	4,570,000	4,683,357
1.75% 6/30/24	7,244,300	7,498,982
1.75% 7/31/24	31,872,800	33,014,494
1.75% 12/31/24	65,578,000	68,129,394
1.75% 11/15/29	57,017,000	60,201,934
1.875% 6/30/20	4,329,300	4,336,234
1.875% 12/15/20	15,154,500	15,242,704
1.875% 11/30/21	14,483,500	14,719,423
1.875% 1/31/22	9,778,100	9,954,564
1.875% 2/28/22	36,469,000	37,155,643
1.875% 3/31/22	23,673,300	24,141,217
1.875% 4/30/22	4,392,000	4,482,928
1.875% 5/31/22	2,858,100	2,919,839
1.875% 7/31/22	5,928,100	6,066,577
1.875% 8/31/22	12,417,700	12,718,926
1.875% 9/30/22	14,080,600	14,437,015
1.875% 10/31/22	4,883,700	5,009,799
1.875% 6/30/26	15,666,100	16,489,794
1.875% 7/31/26	33,197,000	34,951,513
2% 11/30/20	9,125,500	9,182,891
2% 1/15/21	700	705
2% 2/28/21	4,701,900	4,744,511
2% 5/31/21	7,181,100	7,265,815
2% 8/31/21	19,302,900	19,594,706
2% 10/31/21	5,293,600	5,384,584
2% 12/31/21	608,700	620,422
2% 7/31/22	8,566,000	8,792,531
2% 11/30/22	26,380,700	27,173,151
2% 4/30/24	10,425,000	10,884,759
2% 5/31/24	35,935,300	37,549,581
2% 6/30/24	4,459,800	4,664,149
2% 2/15/25	647,800	681,177
2% 8/15/25	6,441,400	6,793,664
2% 11/15/26	23,478,900	24,938,077
2.125% 8/31/20	8,867,800	8,905,904
2.125% 1/31/21	545,400	550,428
2.125% 5/31/21	32,693,500	33,132,819
2.125% 6/30/21	1,294,000	1,312,905
2.125% 8/15/21	16,174,900	16,440,269
2.125% 9/30/21	7,778,200	7,918,876
2.125% 12/31/21	2,842,900	2,903,978
2.125% 5/15/22	9,016,000	9,255,488
2.125% 6/30/22	7,266,700	7,472,495
2.125% 12/31/22	24,694,600	25,549,265
2.125% 11/30/23	20,730,600	21,660,238
2.125% 2/29/24	9,378,800	9,823,560
2.125% 3/31/24	53,728,900	56,335,591
2.125% 7/31/24	2,225,100	2,340,875
2.125% 9/30/24	16,014,500	16,873,403
2.125% 11/30/24	2,535,000	2,675,415
2.125% 5/15/25	1,939,000	2,054,583
2.125% 5/31/26	17,086,000	18,231,296
2.25% 4/30/21	16,553,100	16,780,705
2.25% 7/31/21	5,648,300	5,748,028
2.25% 4/15/22	42,561,100	43,754,806
2.25% 12/31/23	522,200	548,616
2.25% 1/31/24	6,447,500	6,779,446
2.25% 4/30/24	73,068,600	77,035,997
2.25% 10/31/24	23,871,200	25,308,134
2.25% 11/15/24	15,315,800	16,244,320
2.25% 12/31/24	13,968,400	14,835,969
2.25% 11/15/25	18,937,500	20,265,344
2.25% 2/15/27	944,000	1,020,331
2.25% 8/15/27	52,691,000	57,196,492
2.25% 11/15/27	105,049,100	114,236,793
2.375% 3/15/21	3,234,800	3,278,141
2.375% 3/15/22	5,867,700	6,042,127
2.375% 1/31/23	7,523,300	7,844,510
2.375% 2/29/24	50,172,600	53,043,805
2.375% 8/15/24	5,198,200	5,527,149
2.375% 5/15/27	22,662,000	24,743,186
2.375% 5/15/29	36,416,200	40,389,264
2.5% 5/31/20	4,196,100	4,206,918
2.5% 1/31/21	14,027,300	14,203,737
2.5% 2/28/21	100	101
2.5% 1/15/22	45,352,000	46,668,271
2.5% 2/15/22	94,630,000	97,520,651
2.5% 3/31/23	19,298,800	20,245,647
2.5% 8/15/23	17,319,200	18,262,961
2.5% 1/31/24	45,416,000	48,185,311
2.5% 5/15/24	17,021,500	18,130,557
2.5% 1/31/25	20,661,800	22,220,313
2.5% 2/28/26	9,949,100	10,816,149
2.625% 7/31/20	788,100	792,502
2.625% 8/15/20	7,285,600	7,330,281
2.625% 11/15/20	16,786,200	16,957,996
2.625% 5/15/21	588,800	600,024
2.625% 6/15/21	15,233,000	15,541,825
2.625% 7/15/21	700	715
2.625% 12/15/21	46,171,900	47,546,235
2.625% 12/31/23	31,069,500	33,072,026
2.625% 3/31/25	2,858,900	3,097,551
2.625% 12/31/25	10,880,100	11,886,934
2.625% 2/15/29	20,536,100	23,172,903
2.75% 4/30/23	11,148,100	11,792,600
2.75% 5/31/23	800	847
2.75% 7/31/23	10,000	10,620
2.75% 8/31/23	32,581,800	34,652,526
2.75% 11/15/23	12,801,100	13,659,674
2.75% 2/15/24	24,170,600	25,896,532
2.75% 2/28/25	3,753,700	4,085,814
2.75% 6/30/25	3,682,400	4,025,180
2.75% 2/15/28	90,222,400	101,750,426
2.875% 10/31/20	143,800	145,384
2.875% 9/30/23	500	535
2.875% 10/31/23	33,848,500	36,245,661
2.875% 11/30/23	22,756,900	24,402,331
2.875% 4/30/25	12,040,300	13,209,996
2.875% 5/31/25	21,522,000	23,637,209
2.875% 5/15/28	46,361,100	52,866,142
2.875% 8/15/28	55,935,600	63,958,863
3% 10/31/25	7,767,100	8,629,673
3.125% 5/15/21	9,067,900	9,292,472
3.125% 11/15/28	3,802,200	4,438,920
3.5% 5/15/20	67,100	67,367
3.625% 2/15/21	7,093,800	7,263,386

TOTAL U.S. TREASURY OBLIGATIONS		4,605,342,417

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,435,055,937)		4,702,672,486

U.S. Government Agency - Mortgage Securities - 27.5%
Fannie Mae - 11.7%
12 month U.S. LIBOR + 1.510% 3.844% 11/1/34 (a)(c)	684,917	713,001
12 month U.S. LIBOR + 1.640% 4.591% 4/1/41 (a)(c)	242,461	251,445
12 month U.S. LIBOR + 1.880% 4.282% 11/1/34 (a)(c)	56,789	59,518
2.5% 1/1/22 to 1/1/50	92,625,329	95,201,009
3% 5/1/24 to 12/1/49	325,925,805	339,775,427
3.5% 5/1/20 to 7/1/49	374,098,375	392,791,242
4% 4/1/24 to 8/1/49	264,067,660	281,951,049
4.5% to 4.5% 4/1/20 to 1/1/50	101,347,922	109,404,183
5% 12/1/20 to 10/1/49	34,243,397	37,540,694
5.5% 12/1/22 to 6/1/49	20,196,001	22,866,363
6% to 6% 2/1/23 to 7/1/41	4,507,417	5,288,081
6.5% 3/1/22 to 6/1/40	1,666,908	1,961,495

TOTAL FANNIE MAE		1,287,803,507

Freddie Mac - 7.0%
12 month U.S. LIBOR + 1.950% 4.618% 9/1/37 (a)(c)	73,776	77,687
U.S. TREASURY 1 YEAR INDEX + 1.710% 4.373% 3/1/36 (a)(c)	489,406	512,998
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.058% 12/1/35 (a)(c)	277,697	293,503
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.625% 3/1/35 (a)(c)	109,783	114,809
2.5% 11/1/22 to 2/1/50	78,113,991	80,187,783
3% 11/1/26 to 1/1/50	243,940,811	253,514,415
3% 8/1/47	110,155	114,548
3% 5/1/49	93,635	96,856
3.5% 1/1/21 to 11/1/49	217,793,560	229,118,806
3.5% 8/1/47	358,430	376,990
3.5% 9/1/47	56,066	58,951
3.5% 9/1/47	4,239,923	4,520,414
4% 2/1/25 to 10/1/49	113,273,159	120,934,943
4.5% 6/1/25 to 1/1/50	56,058,269	60,358,728
5% 4/1/23 to 10/1/49	14,229,169	15,607,845
5.5% 5/1/23 to 6/1/49	7,179,309	8,084,062
6% 4/1/32 to 8/1/37	140,877	162,941
6.5% 8/1/36 to 12/1/37	35,103	41,468

TOTAL FREDDIE MAC		774,177,747

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	22,789	23,489
Ginnie Mae - 7.9%
3.5% 11/15/40 to 12/20/49	275,576,369	289,875,988
4% 1/15/25 to 6/20/49	159,509,707	168,480,505
5% 1/20/39 to 6/20/49	29,659,128	32,204,834
2.5% 10/20/42 to 12/20/49	13,139,459	13,519,618
2.5% 3/1/50 (e)	2,100,000	2,155,620
3% 4/15/42 to 3/20/50	236,838,119	246,363,495
3% 3/1/50 (e)	2,250,000	2,324,775
3% 3/1/50 (e)	6,900,000	7,129,310
3% 4/1/50 (e)	2,500,000	2,580,447
3.5% 3/1/50 (e)	3,500,000	3,626,006
3.5% 3/1/50 (e)	10,300,000	10,670,819
4.5% to 4.5% 3/20/33 to 5/20/49	74,904,725	79,857,530
4.5% 3/1/50 (e)	2,900,000	3,047,977
5.5% 12/20/32 to 6/20/49	4,724,909	5,277,848
6% to 6% 5/20/34 to 12/15/40	1,295,586	1,500,597
6.5% 8/20/36 to 1/15/39	247,602	291,835

TOTAL GINNIE MAE		868,907,204

Uniform Mortgage Backed Securities - 0.9%
2.5% 3/1/50 (e)	4,100,000	4,180,994
3% 3/1/50 (e)	22,600,000	23,273,234
3% 3/1/50 (e)	26,000,000	26,774,517
3% 3/1/50 (e)	6,200,000	6,384,692
3.5% 3/1/35 (e)	400,000	418,964
4% 3/1/50 (e)	13,700,000	14,430,407
4% 3/1/50 (e)	22,150,000	23,330,914

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		98,793,722

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,953,203,660)		3,029,705,669

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$820,000	$820,277
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	1,702,000	1,735,751
Chase Issuance Trust:
Series 2012-A7 Class A7, 2.16% 9/15/24	1,662,000	1,702,436
Series 2015-A4 Class A, 1.84% 4/15/22	846,000	846,254
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	904,788
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,786,245
2.19% 11/20/23	1,013,000	1,030,451
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	1,925,000	1,925,379
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	267,872
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,602,467
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	60	60
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,566,468
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	11,669	11,666
TOTAL ASSET-BACKED SECURITIES
(Cost $17,752,425)		18,200,114

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	4,286,000	4,616,258
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	4,931,086
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	5,155,799
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,853,256
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,828,478
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	2,174,779
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,152,057
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,589,599
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,832,000	4,091,927
Class AAB, 2.779% 7/10/49	2,201,000	2,285,658
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,728,746	6,185,526
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,062,124	2,158,507
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,909,000	2,082,627
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,487,391
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,729,609
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,467,371
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,697,421
Class A5, 3.0161% 9/15/52	3,480,000	3,769,311
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	16,200,000	17,054,791
Series K007 Class A2, 4.224% 3/25/20	453,172	452,587
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,716,327
Series K057 Class A2, 2.57% 7/25/26	2,844,000	3,017,367
Series K080 Class A2, 3.926% 7/25/28	2,957,000	3,462,258
Series 2017-K727 Class A2, 2.946% 7/25/24	4,770,000	5,038,734
Series K-1510 Class A2, 3.718% 1/25/31	2,646,000	3,110,215
Series K013 Class A2, 3.974% 1/25/21	2,063,000	2,098,695
Series K020 Class A2, 2.373% 5/25/22	1,854,000	1,892,001
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,717,978
Series K046 Class A2, 3.205% 3/25/25	5,935,000	6,441,745
Series K047 Class A2, 3.329% 5/25/25	688,000	751,861
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,369,981
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,912,229
Series K062 Class A1, 3.032% 9/25/26	3,564,594	3,789,316
Series K064 Class A2, 3.224% 3/25/27	3,075,000	3,397,234
Series K068 Class A2, 3.244% 8/25/27	4,243,000	4,703,920
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,620,901
Series K094 Class A2, 2.903% 6/25/29	9,484,000	10,471,295
Series K730 Class A2, 3.59% 1/25/25	6,894,000	7,534,591
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,321,104	1,356,816
Series 2014-GC26 Class A4, 3.364% 11/10/47	4,438,000	4,744,054
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	10,466,958
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,566,000	3,799,257
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	6,540,774
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,867,714
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	5,056,980
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,752,507
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	3,149,000	3,303,961
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,968,321	3,057,030
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	1,364,185	1,466,089
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1533% 8/15/46 (a)	3,367,000	3,651,064
Series 2015-C27 Class ASB, 3.557% 12/15/47	841,000	891,198
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,618,000	1,696,041
Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,815,787
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	4,234,124
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	6,069,758
Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,825,663
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	4,097,590
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,782,000	1,862,709
Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,801,682
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $215,025,008)		225,168,442

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	3,332,222
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	425,000	784,185
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$4,410,000	$7,573,117
Series 2018, 3.5% 4/1/28	2,300,000	2,616,089
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,652,169
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	435,000	482,728
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,925,000	3,422,250
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,888,802
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	3,057,129
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	890,000	1,257,793
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	944,983
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,453,057
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	3,019,356
4.131% 6/15/42	2,700,000	2,980,125
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	2,622,513
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,687,103
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,690,560
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	1,356,098
Series 2010 164, 5.647% 11/1/40	930,000	1,385,235
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	1,106,081
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,653,845
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,818,368
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	258,031
Series 2015 AP, 3.931% 5/15/45	665,000	787,593
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	1,241,373
TOTAL MUNICIPAL SECURITIES
(Cost $45,277,839)		52,070,805

Foreign Government and Government Agency Obligations - 1.4%
Alberta Province:
2.95% 1/23/24	$5,000,000	$5,358,100
3.3% 3/15/28	696,000	798,563
Banque Centrale de Tunisie 1.416% 8/5/21	1,515,000	1,523,033
Canadian Government 2% 11/15/22	845,000	869,657
Chilean Republic:
3.24% 2/6/28	2,067,000	2,226,547
3.25% 9/14/21	1,604,000	1,635,579
3.86% 6/21/47	1,069,000	1,240,708
Colombian Republic:
2.625% 3/15/23	1,350,000	1,368,141
3.875% 4/25/27	4,028,000	4,342,688
4% 2/26/24	686,000	730,590
4.5% 3/15/29	2,157,000	2,436,736
5% 6/15/45	2,146,000	2,601,354
5.625% 2/26/44	1,386,000	1,791,838
6.125% 1/18/41	846,000	1,143,686
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,681,250
5.75% 11/22/23	9,270,000	10,527,244
Indonesian Republic:
2.85% 2/14/30	1,800,000	1,821,456
3.4% 9/18/29	1,000,000	1,054,375
3.5% 2/14/50	1,200,000	1,207,764
5.35% 2/11/49	1,000,000	1,319,375
Israeli State:
3.25% 1/17/28	2,565,000	2,789,848
4% 6/30/22	1,247,000	1,309,126
Italian Republic:
2.375% 10/17/24	1,400,000	1,405,910
2.875% 10/17/29	1,600,000	1,596,986
4% 10/17/49	1,000,000	1,023,841
6.875% 9/27/23	1,069,000	1,246,871
Jordanian Kingdom 3% 6/30/25	341,000	371,849
Manitoba Province:
2.1% 9/6/22	339,000	347,984
2.125% 5/4/22	713,000	728,161
3.05% 5/14/24	267,000	288,590
Ontario Province:
2.25% 5/18/22	1,038,000	1,065,372
2.3% 6/15/26	4,615,000	4,906,760
2.4% 2/8/22	929,000	952,764
2.5% 4/27/26	891,000	960,382
2.55% 2/12/21	1,756,000	1,777,722
3.05% 1/29/24	2,120,000	2,281,374
Panamanian Republic:
3.75% 3/16/25	540,000	580,500
3.875% 3/17/28	1,711,000	1,900,279
4% 9/22/24	682,000	737,626
4.3% 4/29/53	1,012,000	1,246,658
4.5% 4/16/50	1,212,000	1,510,834
Peruvian Republic:
2.844% 6/20/30	3,820,000	4,057,556
4.125% 8/25/27	919,000	1,052,829
5.625% 11/18/50	1,275,000	1,967,086
6.55% 3/14/37	548,000	831,333
Philippine Republic:
3% 2/1/28	3,387,000	3,614,132
3.75% 1/14/29	1,000,000	1,136,563
3.95% 1/20/40	1,444,000	1,754,009
4.2% 1/21/24	678,000	734,994
6.375% 10/23/34	1,849,000	2,737,676
Polish Government:
3.25% 4/6/26	1,176,000	1,273,020
4% 1/22/24	811,000	887,664
5% 3/23/22	2,585,000	2,759,488
Province of British Columbia 2.25% 6/2/26	672,000	715,653
Province of Quebec:
1.5% 2/11/25	6,000,000	6,115,209
2.375% 1/31/22	677,000	694,169
2.5% 4/20/26	1,009,000	1,070,721
2.75% 8/25/21	3,565,000	3,653,127
2.75% 4/12/27	846,000	930,710
2.875% 10/16/24	370,000	399,889
Ukraine Government 1.471% 9/29/21	1,836,000	1,848,957
United Mexican States:
3.625% 3/15/22	534,000	555,360
3.75% 1/11/28	1,604,000	1,717,784
4% 10/2/23	3,342,000	3,570,718
4.125% 1/21/26	455,000	499,078
4.15% 3/28/27	5,020,000	5,518,863
4.35% 1/15/47	2,568,000	2,826,405
4.5% 4/22/29	1,000,000	1,131,250
4.5% 1/31/50	2,200,000	2,492,875
4.6% 1/23/46	1,034,000	1,172,944
4.6% 2/10/48	3,128,000	3,575,695
4.75% 3/8/44	1,730,000	2,005,178
5.55% 1/21/45	698,000	900,202
6.05% 1/11/40	856,000	1,152,925
Uruguay Republic:
4.125% 11/20/45	846,621	958,534
4.375% 1/23/31	2,824,181	3,248,691
4.975% 4/20/55	1,049,811	1,306,359
5.1% 6/18/50	1,025,748	1,294,686
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $142,565,250)		150,870,453

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	1,674,000	1,678,355
2.375% 9/23/21	517,000	527,556
Asian Development Bank:
1.5% 10/18/24	4,500,000	4,593,485
1.75% 9/13/22	2,544,000	2,594,228
1.875% 2/18/22	356,000	362,221
2% 4/24/26	1,123,000	1,181,858
2.125% 11/24/21	860,000	875,895
2.25% 1/20/21	525,000	529,888
2.5% 11/2/27	1,195,000	1,315,278
2.625% 1/30/24	2,742,000	2,914,369
2.625% 1/12/27	1,158,000	1,273,152
2.75% 3/17/23	1,707,000	1,798,283
2.75% 1/19/28	874,000	979,874
Council of Europe Development Bank 1.625% 3/16/21	672,000	675,284
European Bank for Reconstruction & Development:
1.125% 8/24/20	836,000	835,287
2.125% 3/7/22	836,000	854,188
European Investment Bank:
1.375% 6/15/20	485,000	484,935
1.375% 9/15/21	3,131,000	3,146,813
1.625% 6/15/21	1,247,000	1,255,248
1.875% 2/10/25	535,000	556,924
2% 3/15/21	850,000	857,585
2% 12/15/22	2,525,000	2,594,987
2.125% 10/15/21	506,000	514,930
2.25% 3/15/22	2,834,000	2,905,492
2.25% 8/15/22	335,000	345,346
2.25% 6/24/24	4,115,000	4,331,773
2.375% 6/15/22	2,496,000	2,575,597
2.375% 5/24/27	713,000	775,543
2.5% 4/15/21	829,000	841,736
2.5% 3/15/23	3,743,000	3,910,815
2.5% 10/15/24	1,020,000	1,087,412
2.875% 9/15/20	1,604,000	1,618,135
2.875% 8/15/23	1,888,000	2,010,027
3.125% 12/14/23	2,459,000	2,652,703
3.25% 1/29/24	356,000	386,850
Inter-American Development Bank:
1.25% 9/14/21	1,310,000	1,314,625
1.75% 4/14/22	335,000	340,498
1.75% 9/14/22	1,096,000	1,118,082
1.75% 3/14/25	5,400,000	5,588,879
1.875% 6/16/20	939,000	940,318
1.875% 3/15/21	696,000	700,858
2% 6/2/26	713,000	751,377
2.125% 1/18/22	1,087,000	1,109,809
2.125% 1/15/25	326,000	342,789
2.25% 6/18/29	3,189,000	3,472,144
2.375% 7/7/27	1,200,000	1,304,228
2.5% 1/18/23	1,241,000	1,294,256
2.625% 4/19/21	1,696,000	1,725,713
3% 10/4/23	637,000	682,522
4.375% 1/24/44	713,000	1,060,806
International Bank for Reconstruction & Development:
1.125% 8/10/20	3,529,000	3,526,252
1.375% 5/24/21	1,009,000	1,012,743
1.375% 9/20/21	933,000	937,802
1.5% 8/28/24	7,014,000	7,170,471
1.625% 3/9/21	1,069,000	1,075,151
1.625% 2/10/22	696,000	704,074
1.625% 1/15/25	4,300,000	4,422,391
1.75% 4/19/23	1,195,000	1,224,407
1.875% 10/7/22	3,030,000	3,099,146
1.875% 6/19/23	2,992,000	3,080,287
1.875% 10/27/26	849,000	892,057
2% 1/26/22	5,780,000	5,888,420
2.25% 6/24/21	2,865,000	2,907,874
2.5% 3/19/24	677,000	718,372
2.5% 11/25/24	1,016,000	1,084,996
2.5% 7/29/25	676,000	727,229
2.75% 7/23/21	1,720,000	1,760,472
7.625% 1/19/23	988,000	1,171,965
International Finance Corp.:
1.125% 7/20/21	1,167,000	1,168,267
1.625% 7/16/20	511,000	511,577
2.25% 1/25/21	333,000	336,400
2.875% 7/31/23	767,000	816,334
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $117,915,785)		121,825,643

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	344,000	482,476
BB&T Corp.:
2.636% 9/17/29 (a)	$5,000,000	$5,083,312
3.8% 10/30/26	427,000	479,506
Citibank NA 3.65% 1/23/24	4,456,000	4,792,173
Discover Bank 3.45% 7/27/26	2,273,000	2,421,370
RBS Citizens NA:
2.65% 5/26/22	3,633,000	3,731,058
3.75% 2/18/26	2,407,000	2,661,865
SunTrust Banks, Inc. 3.3% 5/15/26	1,355,000	1,464,267
U.S. Bank NA, Cincinnati 3.4% 7/24/23	1,782,000	1,897,018
TOTAL BANK NOTES
(Cost $21,966,902)		23,013,045
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.60% (f)
(Cost $104,259,689)	104,238,841	104,259,689
	Maturity Amount	Value

Repurchase Agreements - 0.6%
Investments in repurchase agreements in a joint trading account at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations) # (g)
(Cost $66,924,000)	66,932,867	66,924,000
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $10,697,237,425)		11,260,204,647
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(226,984,113)
NET ASSETS - 100%		$11,033,220,534

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 3/1/50	$(20,000,000)	$(20,664,667)
3% 3/1/50	(2,500,000)	(2,583,084)
3% 3/1/50	(1,200,000)	(1,239,880)
3% 4/1/50	(2,500,000)	(2,580,447)
3.5% 3/1/50	(26,800,000)	(27,764,848)
4% 3/1/50	(23,900,000)	(24,882,840)
4.5% 3/1/50	(16,300,000)	(17,131,735)
5% 3/1/50	(7,400,000)	(7,876,375)

TOTAL GINNIE MAE		(104,723,876)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(1,000,000)	(1,026,414)
3% 3/1/35	(2,300,000)	(2,382,068)
3.5% 3/1/35	(1,300,000)	(1,361,633)
3.5% 3/1/50	(14,000,000)	(14,537,824)
4% 3/1/35	(1,300,000)	(1,364,594)
4% 3/1/50	(13,000,000)	(13,693,087)
4.5% 3/1/50	(4,000,000)	(4,268,750)
5% 3/1/50	(1,100,000)	(1,191,352)
5.5% 3/1/50	(1,800,000)	(1,962,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(41,787,722)

TOTAL TBA SALE COMMITMENTS
(Proceeds $146,353,625)		$(146,511,598)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,908,896 or 1.1% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,190,221
Total	$1,190,221

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,765,494,301	$--	$2,765,494,301	$--
U.S. Government and Government Agency Obligations	4,702,672,486	--	4,702,672,486	--
U.S. Government Agency - Mortgage Securities	3,029,705,669	--	3,029,705,669	--
Asset-Backed Securities	18,200,114	--	18,200,114	--
Commercial Mortgage Securities	225,168,442	--	225,168,442	--
Municipal Securities	52,070,805	--	52,070,805	--
Foreign Government and Government Agency Obligations	150,870,453	--	150,870,453	--
Supranational Obligations	121,825,643	--	121,825,643	--
Bank Notes	23,013,045	--	23,013,045	--
Money Market Funds	104,259,689	104,259,689	--	--
Repurchase Agreements	66,924,000	--	66,924,000	--
Total Investments in Securities:	$11,260,204,647	$104,259,689	$11,155,944,958	$--
Other Financial Instruments:
TBA Sale Commitments	$(146,511,598)	$--	$(146,511,598)	$--
Total Other Financial Instruments:	$(146,511,598)	$--	$(146,511,598)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$66,924,000 due 3/02/20 at 1.59%
Jp Morgan Secs Llc	$1,397,448
Nomura Securities Internationa	216,474
RBC Dominion Securities, Inc.	9,742,052
Societe Generale (PARIS)	1,082,455
Sumitomo Mitsu Bk Corp Ny (DI)	6,086,478
Wells Fargo Securities LLC	48,399,093
$66,924,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,576,367 and repurchase agreements of $66,924,000) — See accompanying schedule: Unaffiliated issuers (cost $10,592,977,736)	$11,155,944,958
Fidelity Central Funds (cost $104,259,689)	104,259,689
Total Investment in Securities (cost $10,697,237,425)		$11,260,204,647
Cash		13,687,264
Receivable for investments sold		590,670,348
Receivable for TBA sale commitments		146,353,625
Interest receivable		60,987,752
Distributions receivable from Fidelity Central Funds		87,992
Total assets		12,071,991,628
Liabilities
Payable for investments purchased
Regular delivery	$23,144,629
Delayed delivery	129,421,715
TBA sale commitments, at value	146,511,598
Payable for fund shares redeemed	672,694,168
Other payables and accrued expenses	74,984
Collateral on securities loaned	66,924,000
Total liabilities		1,038,771,094
Net Assets		$11,033,220,534
Net Assets consist of:
Paid in capital		$10,444,024,270
Total accumulated earnings (loss)		589,196,264
Net Assets		$11,033,220,534
Net Asset Value, offering price and redemption price per share ($11,033,220,534 ÷ 1,032,132,916 shares)		$10.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest (including $72,058 from security lending)		$123,827,733
Income from Fidelity Central Funds		1,190,221
Total income		125,017,954
Expenses
Custodian fees and expenses	$70,358
Independent trustees' fees and expenses	14,963
Total expenses before reductions	85,321
Expense reductions	(9,142)
Total expenses after reductions		76,179
Net investment income (loss)		124,941,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,366,067
Total net realized gain (loss)		33,366,067
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	233,102,441
Delayed delivery commitments	(157,973)
Total change in net unrealized appreciation (depreciation)		232,944,468
Net gain (loss)		266,310,535
Net increase (decrease) in net assets resulting from operations		$391,252,310

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	For the period April 26, 2019 (commencement of operations) to August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,941,775	$66,295,302
Net realized gain (loss)	33,366,067	11,739,405
Change in net unrealized appreciation (depreciation)	232,944,468	329,864,781
Net increase (decrease) in net assets resulting from operations	391,252,310	407,899,488
Distributions to shareholders	(142,706,163)	(67,250,496)
Share transactions
Proceeds from sales of shares	4,600,154,179	7,557,517,097
Reinvestment of distributions	142,201,748	67,250,474
Cost of shares redeemed	(1,403,774,472)	(519,323,631)
Net increase (decrease) in net assets resulting from share transactions	3,338,581,455	7,105,443,940
Total increase (decrease) in net assets	3,587,127,602	7,446,092,932
Net Assets
Beginning of period	7,446,092,932	–
End of period	$11,033,220,534	$7,446,092,932
Other Information
Shares
Sold	442,159,142	753,547,789
Issued in reinvestment of distributions	13,601,411	6,541,974
Redeemed	(133,114,584)	(50,602,816)
Net increase (decrease)	322,645,969	709,486,947

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Bond Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.128	.098
Net realized and unrealized gain (loss)	.209	.501
Total from investment operations	.337	.599
Distributions from net investment income	(.133)	(.099)
Distributions from net realized gain	(.014)	–
Total distributions	(.147)	(.099)
Net asset value, end of period	$10.69	$10.50
Total ReturnC,D	3.25%	6.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	2.47%G	2.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$11,033,221	$7,446,093
Portfolio turnover rateI	60%G,J	20%J,K

 A For the period April 26, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations and other Short Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$569,328,831
Gross unrealized depreciation	(1,714,665)
Net unrealized appreciation (depreciation)	$567,614,166
Tax cost	$10,692,432,508

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $971,545,045 and $467,353,327, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $1,900,607,034 in exchange for 182,575,123 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $6,538,471,526 in exchange for 653,847,154 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,142.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,032.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SBX-SANN-0420
1.9892976.100

Fidelity® Investment Grade Bond Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	62.5%
AAA	1.9%
AA	0.6%
A	7.3%
BBB	20.1%
BB and Below	6.4%
Not Rated	1.6%
Short-Term Investments and Net Other Assets*	(0.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Corporate Bonds	32.6%
U.S. Government and U.S. Government Agency Obligations	62.5%
Asset-Backed Securities	2.7%
CMOs and Other Mortgage Related Securities	1.5%
Municipal Bonds	0.5%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.4)%

 * Foreign investments - 8.1%

 ** Futures and Swaps - 2.3%

 *** Written options - (2.2)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.8%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
3.6% 2/17/23	$3,125	$3,291
4.3% 2/15/30	2,386	2,733
4.45% 4/1/24	302	332
4.5% 3/9/48	14,605	16,651
4.75% 5/15/46	24,566	28,964
4.9% 6/15/42	4,363	5,146
5.55% 8/15/41	7,917	10,253
6.2% 3/15/40	1,454	1,963
Verizon Communications, Inc.:
4.329% 9/21/28	13,480	15,823
4.862% 8/21/46	2,181	2,902
5.012% 4/15/49	835	1,154
		89,212
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	1,290	1,590
5.95% 4/1/41	903	1,315
		2,905
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,780	4,011
4.908% 7/23/25	2,932	3,285
5.375% 5/1/47	22,326	25,689
5.75% 4/1/48	11,014	13,134
Comcast Corp.:
3.9% 3/1/38	692	807
4.6% 8/15/45	1,822	2,321
4.65% 7/15/42	1,628	2,047
Fox Corp.:
3.666% 1/25/22 (a)	544	566
4.03% 1/25/24 (a)	957	1,035
4.709% 1/25/29 (a)	1,385	1,624
5.476% 1/25/39 (a)	1,366	1,752
5.576% 1/25/49 (a)	906	1,218
Time Warner Cable, Inc.:
4% 9/1/21	8,096	8,320
4.5% 9/15/42	544	566
5.5% 9/1/41	966	1,130
5.875% 11/15/40	2,077	2,484
6.55% 5/1/37	3,601	4,691
7.3% 7/1/38	2,390	3,245
		77,925

TOTAL COMMUNICATION SERVICES		170,042

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,740
4.25% 5/15/23	858	905
4.375% 9/25/21	3,354	3,467
		10,112
Household Durables - 0.3%
Lennar Corp.:
4.75% 11/29/27	2,563	2,826
5% 6/15/27	3,419	3,821
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,069
4.875% 11/15/25	32	35
4.875% 3/15/27	10,045	10,958
5.625% 1/15/24	838	920
		21,629
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,815	1,867
3% 11/19/24	4,130	4,332
		6,199

TOTAL CONSUMER DISCRETIONARY		37,940

CONSUMER STAPLES - 1.2%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	5,207	5,693
4.7% 2/1/36	4,168	4,897
4.9% 2/1/46	9,089	11,139
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	3,562	4,306
5.45% 1/23/39	3,537	4,607
5.55% 1/23/49	8,082	10,948
5.8% 1/23/59 (Reg. S)	8,567	12,103
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,717
		56,410
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,216	1,247
Food Products - 0.3%
Conagra Brands, Inc. 3.8% 10/22/21	917	953
H.J. Heinz Co.:
4.375% 6/1/46	4,122	3,807
5.2% 7/15/45	8,219	8,316
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	5,618	6,820
		19,896

TOTAL CONSUMER STAPLES		77,553

ENERGY - 4.1%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	920	959
Oil, Gas & Consumable Fuels - 4.1%
Alberta Energy Co. Ltd. 8.125% 9/15/30	3,357	4,228
Amerada Hess Corp.:
7.125% 3/15/33	839	1,064
7.3% 8/15/31	1,023	1,309
7.875% 10/1/29	2,921	3,811
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,673	1,719
5.85% 2/1/35	1,278	1,646
Cenovus Energy, Inc. 4.25% 4/15/27	3,829	4,105
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	1,766	1,771
4.5% 6/1/25	538	600
DCP Midstream LLC:
4.75% 9/30/21 (a)	1,411	1,403
5.35% 3/15/20 (a)	1,447	1,449
5.85% 5/21/43 (a)(b)	2,821	2,539
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,959
5.6% 4/1/44	1,707	1,588
El Paso Corp. 6.5% 9/15/20	4,718	4,837
Enable Midstream Partners LP 3.9% 5/15/24(b)	549	562
Enbridge Energy Partners LP 4.2% 9/15/21	1,656	1,705
Enbridge, Inc.:
4% 10/1/23	2,296	2,456
4.25% 12/1/26	923	1,029
Encana Corp. 5.15% 11/15/41	2,000	1,947
Energy Transfer Partners LP:
3.75% 5/15/30	2,274	2,305
4.2% 9/15/23	759	813
4.25% 3/15/23	830	879
4.5% 4/15/24	952	1,031
4.95% 6/15/28	2,591	2,855
5% 5/15/50	5,083	5,152
5.25% 4/15/29	1,549	1,740
5.8% 6/15/38	1,445	1,614
6% 6/15/48	941	1,057
6.25% 4/15/49	1,064	1,226
Hess Corp. 4.3% 4/1/27	834	879
Kinder Morgan Energy Partners LP 3.45% 2/15/23	1,348	1,408
Kinder Morgan, Inc. 5.55% 6/1/45	1,839	2,188
Marathon Petroleum Corp. 5.125% 3/1/21	1,000	1,028
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	1,360	1,364
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	2,046	2,053
4.8% 2/15/29	816	914
4.875% 12/1/24	1,247	1,383
5.5% 2/15/49	2,450	2,752
Occidental Petroleum Corp.:
2.6% 8/13/21	1,308	1,325
2.7% 8/15/22	1,156	1,178
2.9% 8/15/24	3,821	3,873
3.125% 2/15/22	2,391	2,447
3.2% 8/15/26	514	523
3.5% 8/15/29	1,621	1,636
4.3% 8/15/39	236	227
4.4% 8/15/49	236	225
4.85% 3/15/21	790	811
5.55% 3/15/26	3,038	3,432
6.45% 9/15/36	2,750	3,249
6.6% 3/15/46	3,032	3,681
7.5% 5/1/31	3,937	5,002
Petrobras Global Finance BV 7.25% 3/17/44	17,308	21,345
Petroleos Mexicanos:
6.49% 1/23/27 (a)	1,757	1,840
6.5% 3/13/27	5,805	6,073
6.75% 9/21/47	14,189	13,587
6.84% 1/23/30 (a)	8,589	8,976
6.95% 1/28/60 (a)	4,247	4,094
7.69% 1/23/50 (a)	54,561	56,962
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,222
3.65% 6/1/22	2,386	2,453
4.65% 10/15/25	26,960	29,370
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,548
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,026	1,088
The Williams Companies, Inc.:
3.7% 1/15/23	510	532
4.55% 6/24/24	5,576	6,109
Western Gas Partners LP:
3.95% 6/1/25	764	775
4.65% 7/1/26	1,129	1,185
4.75% 8/15/28	781	800
5.25% 2/1/50	7,720	7,214
5.375% 6/1/21	3,036	3,128
Williams Partners LP:
4% 11/15/21	870	901
4.125% 11/15/20	299	302
4.3% 3/4/24	1,259	1,363
		272,844

TOTAL ENERGY		273,803

FINANCIALS - 16.3%
Banks - 8.7%
Bank of America Corp.:
2.884% 10/22/30 (b)	50,000	52,336
3.004% 12/20/23 (b)	6,352	6,582
3.3% 1/11/23	1,679	1,755
3.419% 12/20/28 (b)	3,280	3,544
3.5% 4/19/26	3,838	4,192
3.95% 4/21/25	23,783	25,958
4% 1/22/25	16,960	18,478
4.1% 7/24/23	900	975
4.183% 11/25/27	4,363	4,846
4.2% 8/26/24	5,249	5,762
4.25% 10/22/26	23,937	26,724
4.45% 3/3/26	4,028	4,547
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.5491% 7/20/22 (a)(b)(c)	4,861	4,914
Barclays Bank PLC 10.179% 6/12/21 (a)	1,105	1,216
Barclays PLC:
4.375% 1/12/26	2,821	3,113
4.836% 5/9/28	3,683	4,075
5.088% 6/20/30 (b)	11,424	12,971
5.2% 5/12/26	940	1,048
BPCE SA 4.875% 4/1/26 (a)	4,662	5,238
Capital One NA 2.15% 9/6/22	3,330	3,363
Citigroup, Inc.:
2.7% 10/27/22	20,800	21,408
3.352% 4/24/25 (b)	4,051	4,289
4.05% 7/30/22	833	879
4.075% 4/23/29 (b)	16,389	18,508
4.125% 7/25/28	4,363	4,847
4.3% 11/20/26	1,115	1,234
4.4% 6/10/25	11,914	13,258
4.45% 9/29/27	19,960	22,558
4.5% 1/14/22	2,016	2,119
4.6% 3/9/26	4,215	4,770
5.3% 5/6/44	6,000	7,939
5.5% 9/13/25	4,886	5,721
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	1,977	2,096
4.3% 12/3/25	4,049	4,520
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,392
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	6,137	6,635
3.8% 9/15/22	3,010	3,168
3.8% 6/9/23	4,352	4,624
4.55% 4/17/26	1,859	2,097
Discover Bank 7% 4/15/20	1,950	1,962
Fifth Third Bancorp 8.25% 3/1/38	694	1,158
HSBC Holdings PLC:
4.25% 3/14/24	905	973
5.25% 3/14/44	656	826
Huntington Bancshares, Inc. 7% 12/15/20	464	483
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	880
5.71% 1/15/26 (a)	18,406	20,020
JPMorgan Chase & Co.:
2.95% 10/1/26	1,945	2,062
3.797% 7/23/24 (b)	6,253	6,684
3.875% 9/10/24	3,973	4,303
4.125% 12/15/26	16,004	18,007
4.35% 8/15/21	5,357	5,567
4.625% 5/10/21	790	819
Rabobank Nederland 4.375% 8/4/25	3,024	3,358
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	12,145	13,884
5.125% 5/28/24	19,005	20,806
6% 12/19/23	17,229	19,317
6.1% 6/10/23	36,812	40,730
6.125% 12/15/22	13,833	15,091
Societe Generale 4.25% 4/14/25 (a)	4,491	4,819
Synchrony Bank 3% 6/15/22	2,516	2,587
UniCredit SpA 6.572% 1/14/22 (a)	4,200	4,511
Wells Fargo & Co.:
3.196% 6/17/27 (b)	40,441	43,133
4.3% 7/22/27	16,184	18,211
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,397
		578,287
Capital Markets - 5.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	957
Ares Capital Corp. 4.2% 6/10/24	7,281	7,732
Citigroup Funding, Inc. 2.976% 11/5/30 (b)	50,000	52,600
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	9,092	9,282
Deutsche Bank AG 4.5% 4/1/25	3,643	3,630
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,777
4.1% 1/13/26	5,262	5,456
5% 2/14/22	7,035	7,403
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,719	6,852
3.2% 2/23/23	3,781	3,954
3.272% 9/29/25 (b)	60,430	63,916
4.25% 10/21/25	7,670	8,378
6.75% 10/1/37	24,081	34,505
Intercontinental Exchange, Inc.:
2.75% 12/1/20	720	726
3.75% 12/1/25	1,287	1,419
Moody's Corp.:
3.25% 1/15/28	1,317	1,434
4.875% 2/15/24	1,236	1,376
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (b)(c)	2,232	2,247
3.125% 1/23/23	3,490	3,642
3.125% 7/27/26	9,330	9,943
3.625% 1/20/27	10,480	11,502
3.7% 10/23/24	3,002	3,264
3.75% 2/25/23	2,393	2,547
3.875% 4/29/24	2,765	3,006
4.1% 5/22/23	4,911	5,250
4.431% 1/23/30 (b)	53,331	61,936
4.875% 11/1/22	6,287	6,803
5% 11/24/25	13,117	15,136
5.75% 1/25/21	2,949	3,054
		342,727
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,100	5,195
3.5% 5/26/22	917	943
4.125% 7/3/23	2,684	2,854
4.45% 12/16/21	2,216	2,309
4.45% 4/3/26	2,472	2,702
4.5% 5/15/21	842	870
4.875% 1/16/24	3,901	4,245
5% 10/1/21	1,262	1,322
Capital One Financial Corp. 3.8% 1/31/28	4,256	4,644
Discover Financial Services:
3.85% 11/21/22	1,415	1,496
3.95% 11/6/24	1,184	1,283
4.1% 2/9/27	2,892	3,159
4.5% 1/30/26	3,562	3,966
5.2% 4/27/22	1,191	1,283
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	18,482
5.085% 1/7/21	2,212	2,269
5.584% 3/18/24	4,908	5,251
5.596% 1/7/22	4,576	4,828
Synchrony Financial:
2.85% 7/25/22	1,278	1,307
3.75% 8/15/21	920	944
3.95% 12/1/27	5,215	5,596
4.25% 8/15/24	926	996
4.375% 3/19/24	1,793	1,932
5.15% 3/19/29	5,161	6,018
		83,894
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	655	696
Brixmor Operating Partnership LP:
4.125% 6/15/26	3,253	3,607
4.125% 5/15/29	4,264	4,761
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	5,396
Pine Street Trust I:
4.572% 2/15/29 (a)	4,516	5,116
5.568% 2/15/49 (a)	4,529	5,653
Voya Financial, Inc. 3.125% 7/15/24	1,580	1,671
		26,900
Insurance - 0.8%
American International Group, Inc. 4.875% 6/1/22	1,673	1,783
Aon Corp. 5% 9/30/20	621	633
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	1,534	1,805
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,002	3,498
4.75% 3/15/39	1,378	1,783
4.8% 7/15/21	855	888
4.9% 3/15/49	2,741	3,675
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	22,531	22,576
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	2,176
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,171
Prudential Financial, Inc. 4.5% 11/16/21	813	853
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	2,037
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	732	816
Unum Group:
4% 6/15/29	3,614	3,999
5.625% 9/15/20	1,208	1,233
5.75% 8/15/42	1,024	1,246
		51,172

TOTAL FINANCIALS		1,082,980

HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	2,567	2,572
Health Care Providers & Services - 2.1%
Anthem, Inc. 3.3% 1/15/23	2,729	2,852
Centene Corp.:
3.375% 2/15/30 (a)	5,110	5,110
4.25% 12/15/27 (a)	5,450	5,607
4.625% 12/15/29 (a)	8,470	9,063
4.75% 1/15/25 (a)	4,335	4,445
Cigna Corp.:
3.75% 7/15/23	3,355	3,572
4.125% 11/15/25	29,632	32,968
4.375% 10/15/28	4,187	4,762
4.8% 8/15/38	2,607	3,135
4.9% 12/15/48	2,605	3,232
CVS Health Corp.:
3% 8/15/26	531	557
3.25% 8/15/29	1,219	1,279
4.1% 3/25/25	34,652	37,977
4.3% 3/25/28	8,173	9,146
4.78% 3/25/38	3,638	4,291
5.05% 3/25/48	5,349	6,583
HCA Holdings, Inc. 4.75% 5/1/23	87	95
Toledo Hospital:
5.325% 11/15/28	1,513	1,762
6.015% 11/15/48	2,871	3,719
		140,155
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	49,732	55,359
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	680	713
5.022% 8/28/23 (b)	2,148	2,301
5.65% 8/28/28 (b)	905	1,037
Mylan NV:
3.15% 6/15/21	2,534	2,574
3.95% 6/15/26	1,304	1,418
Perrigo Finance PLC 3.5% 12/15/21	342	350
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	473	459
Zoetis, Inc. 3.25% 2/1/23	764	802
		65,013

TOTAL HEALTH CARE		207,740

INDUSTRIALS - 0.3%
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	657	732
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,257	1,287
3.95% 7/1/24 (a)	1,670	1,737
4.375% 5/1/26 (a)	2,047	2,180
5.25% 5/15/24(a)	3,116	3,402
		8,606
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	1,128	1,136
3% 9/15/23	368	379
3.375% 6/1/21	1,236	1,262
3.75% 2/1/22	1,846	1,900
3.875% 4/1/21	1,333	1,365
4.25% 2/1/24	4,331	4,669
4.25% 9/15/24	1,473	1,583
		12,294
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	868	959

TOTAL INDUSTRIALS		22,591

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	3,397	3,739
6.02% 6/15/26 (a)	1,159	1,357
		5,096
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,136

TOTAL INFORMATION TECHNOLOGY		7,232

MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,838	1,886
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	834	851
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	947	1,013
4.5% 8/1/47 (a)	961	1,102
		4,852
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	541	576
Boston Properties, Inc. 4.5% 12/1/28	2,824	3,334
Camden Property Trust:
2.95% 12/15/22	758	781
4.25% 1/15/24	1,422	1,549
Corporate Office Properties LP 5% 7/1/25	1,435	1,604
Duke Realty LP:
3.25% 6/30/26	372	402
3.625% 4/15/23	975	1,033
3.875% 10/15/22	2,743	2,893
4.375% 6/15/22	821	868
Equity One, Inc. 3.75% 11/15/22	3,490	3,678
HCP, Inc.:
3.25% 7/15/26	472	509
3.5% 7/15/29	540	594
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,180
3.5% 8/1/26	1,176	1,274
Highwoods/Forsyth LP 3.2% 6/15/21	1,026	1,044
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	7,333
Lexington Corporate Properties Trust 4.4% 6/15/24	599	634
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,204	5,473
4.375% 8/1/23	3,083	3,329
4.5% 1/15/25	1,271	1,385
4.5% 4/1/27	452	503
4.75% 1/15/28	7,132	8,015
4.95% 4/1/24	557	619
5.25% 1/15/26	2,371	2,721
Prologis LP 3.25% 10/1/26	1,001	1,089
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	433
5% 12/15/23	312	337
SITE Centers Corp.:
3.625% 2/1/25	967	1,027
4.25% 2/1/26	1,683	1,845
4.625% 7/15/22	822	875
Store Capital Corp. 4.625% 3/15/29	1,396	1,615
Ventas Realty LP:
3% 1/15/30	6,770	7,040
3.125% 6/15/23	652	683
4% 3/1/28	1,358	1,512
4.125% 1/15/26	630	699
Weingarten Realty Investors 3.375% 10/15/22	288	298
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,168
4% 2/1/25	2,162	2,328
4.6% 4/1/24	3,364	3,678
		75,958
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,252
3.95% 11/15/27	2,767	3,039
4.1% 10/1/24	2,463	2,689
4.55% 10/1/29	1,135	1,316
CBRE Group, Inc. 4.875% 3/1/26	4,953	5,681
Digital Realty Trust LP 3.95% 7/1/22	1,350	1,416
Essex Portfolio LP 3.875% 5/1/24	1,215	1,323
Liberty Property LP:
3.375% 6/15/23	1,037	1,104
4.125% 6/15/22	704	744
Mack-Cali Realty LP:
3.15% 5/15/23	2,256	2,273
4.5% 4/18/22	429	442
Mid-America Apartments LP 4% 11/15/25	522	585
Post Apartment Homes LP 3.375% 12/1/22	317	331
Tanger Properties LP:
3.125% 9/1/26	1,660	1,708
3.75% 12/1/24	1,630	1,721
3.875% 12/1/23	748	789
3.875% 7/15/27	6,943	7,418
		37,831

TOTAL REAL ESTATE		113,789

UTILITIES - 0.7%
Electric Utilities - 0.3%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	2,932	3,013
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,456	2,620
6.4% 9/15/20 (a)	3,267	3,343
FirstEnergy Corp.:
4.25% 3/15/23	2,843	3,043
7.375% 11/15/31	3,623	5,290
IPALCO Enterprises, Inc.:
3.45% 7/15/20	3,133	3,148
3.7% 9/1/24	1,240	1,306
		21,763
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	766	929
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	443	456
		1,385
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,726	3,856
Emera U.S. Finance LP 2.7% 6/15/21	601	610
		4,466
Multi-Utilities - 0.3%
NiSource Finance Corp. 5.95% 6/15/41	1,435	1,980
NiSource, Inc. 2.95% 9/1/29	7,262	7,612
Puget Energy, Inc.:
5.625% 7/15/22	2,087	2,250
6% 9/1/21	2,012	2,148
6.5% 12/15/20	644	668
Sempra Energy 6% 10/15/39	1,733	2,421
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	1,164	1,119
		18,198

TOTAL UTILITIES		45,812

TOTAL NONCONVERTIBLE BONDS
(Cost $1,903,968)		2,044,334

U.S. Treasury Obligations - 45.3%
U.S. Treasury Bonds 3% 2/15/49	66,100	86,477
U.S. Treasury Notes:
1.125% 2/28/27	$13,822	$13,894
1.5% 1/31/27	254,591	262,288
1.625% 8/15/29	228,063	238,103
1.75% 11/15/29	382,860	404,246
2.125% 5/15/25	28,844	30,563
2.375% 5/15/27	92,543	101,041
2.625% 2/15/29	512,892	578,747
2.75% 6/30/25	382,641	418,260
2.875% 11/30/25	471,985	521,784
3% 10/31/25	160,410	178,224
3.125% 11/15/28	148,238	173,062
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,835,825)		3,006,689

Asset-Backed Securities - 2.7%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,172	$2,199
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,176	3,247
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,555	5,602
Class B, 4.458% 10/16/39 (a)	977	989
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (a)(b)(c)	5,117	5,120
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1491% 1/20/33 (a)(b)(c)	2,910	2,905
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	3,034	3,034
Class B, 4.335% 1/16/40 (a)	483	483
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	4,806	4,807
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (a)(b)(c)	5,768	5,763
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)(d)	2,188	2,188
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,400	2,401
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	4,176	4,276
Class AA, 2.487% 12/16/41 (a)	804	801
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 0% 4/15/29 (a)(b)(c)	6,524	6,524
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	4,547	4,677
Class B, 5.095% 4/15/39 (a)	2,164	2,252
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	3,950	4,062
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	3,832	3,832
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	2,558	2,558
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,997	2,051
Class A2II, 4.03% 11/20/47 (a)	3,396	3,608
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	3,244	3,245
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (a)(b)(c)	5,946	5,944
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32(a)(b)(c)	4,183	4,181
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (a)(b)(c)(d)	4,300	4,300
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.4518% 3/25/34 (b)(c)	0	0
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	5,330	5,332
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,979	2,048
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,292	2,347
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (a)(b)(c)	2,073	2,072
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (a)(b)(c)	5,106	5,107
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	2,535	2,536
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (a)(b)(c)	4,379	4,385
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	3,802	3,806
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 0% 10/20/30 (a)(b)(c)	6,397	6,397
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (b)(c)	88	88
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (a)(b)(c)	5,105	5,106
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,529	4,732
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,165	4,325
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	6,120	6,120
Class B, 4.335% 3/15/40 (a)	558	555
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	5,278	5,533
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (a)(b)(c)	4,376	4,376
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	4,224	4,383
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,262	7,343
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	491	356
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (a)(b)(c)	4,965	4,965
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (a)(b)(c)	5,397	5,400
TOTAL ASSET-BACKED SECURITIES
(Cost $176,310)		178,365

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)	335	0
Class AA1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (a)(b)(c)	780	753
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	3	3
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/35 (b)(c)	2	2
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	2	2
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,072)		760

Commercial Mortgage Securities - 1.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(e)	0	0
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,891
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	875
Class CNM, 3.8425% 11/5/32 (a)(b)	341	361
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 2.9018% 12/25/33 (a)(b)(c)	9	9
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0268% 11/25/35 (a)(b)(c)	28	27
Class M1, 1 month U.S. LIBOR + 0.440% 2.0668% 11/25/35 (a)(b)(c)	14	13
Class M2, 1 month U.S. LIBOR + 0.490% 2.1168% 11/25/35 (a)(b)(c)	20	19
Class M3, 1 month U.S. LIBOR + 0.510% 2.1368% 11/25/35 (a)(b)(c)	17	16
Class M4, 1 month U.S. LIBOR + 0.600% 2.2268% 11/25/35 (a)(b)(c)	22	20
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0168% 1/25/36 (a)(b)(c)	70	68
Class B1, 1 month U.S. LIBOR + 1.400% 3.0268% 1/25/36 (a)(b)(c)	14	30
Class M1, 1 month U.S. LIBOR + 0.450% 2.0768% 1/25/36 (a)(b)(c)	23	22
Class M2, 1 month U.S. LIBOR + 0.470% 2.0968% 1/25/36 (a)(b)(c)	16	15
Class M3, 1 month U.S. LIBOR + 0.500% 2.1268% 1/25/36 (a)(b)(c)	23	22
Class M4, 1 month U.S. LIBOR + 0.610% 2.2368% 1/25/36 (a)(b)(c)	24	22
Class M5, 1 month U.S. LIBOR + 0.650% 2.2768% 1/25/36 (a)(b)(c)	24	21
Class M6, 1 month U.S. LIBOR + 0.700% 2.3268% 1/25/36 (a)(b)(c)	25	23
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9868% 4/25/36 (a)(b)(c)	23	22
Class M1, 1 month U.S. LIBOR + 0.380% 2.0068% 4/25/36 (a)(b)(c)	14	13
Class M2, 1 month U.S. LIBOR + 0.400% 2.0268% 4/25/36 (a)(b)(c)	14	14
Class M3, 1 month U.S. LIBOR + 0.420% 2.0468% 4/25/36 (a)(b)(c)	23	22
Class M4, 1 month U.S. LIBOR + 0.520% 2.1468% 4/25/36 (a)(b)(c)	13	12
Class M5, 1 month U.S. LIBOR + 0.560% 2.1868% 4/25/36 (a)(b)(c)	13	12
Class M6, 1 month U.S. LIBOR + 0.640% 2.2668% 4/25/36 (a)(b)(c)	14	13
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9368% 7/25/36 (a)(b)(c)	21	20
Class M2, 1 month U.S. LIBOR + 0.330% 1.9568% 7/25/36 (a)(b)(c)	15	14
Class M3, 1 month U.S. LIBOR + 0.350% 1.9768% 7/25/36 (a)(b)(c)	23	21
Class M4, 1 month U.S. LIBOR + 0.420% 2.0468% 7/25/36 (a)(b)(c)	14	13
Class M5, 1 month U.S. LIBOR + 0.470% 2.0968% 7/25/36 (a)(b)(c)	19	18
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0568% 10/25/36 (a)(b)(c)	14	55
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8968% 12/25/36 (a)(b)(c)	175	169
Class M1, 1 month U.S. LIBOR + 0.290% 1.9168% 12/25/36 (a)(b)(c)	26	24
Class M2, 1 month U.S. LIBOR + 0.310% 1.9368% 12/25/36 (a)(b)(c)	32	30
Class M3, 1 month U.S. LIBOR + 0.340% 1.9668% 12/25/36 (a)(b)(c)	18	16
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8968% 3/25/37 (a)(b)(c)	42	40
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8968% 7/25/37 (a)(b)(c)	127	121
Class A2, 1 month U.S. LIBOR + 0.320% 1.9468% 7/25/37 (a)(b)(c)	119	112
Class M1, 1 month U.S. LIBOR + 0.370% 1.9968% 7/25/37 (a)(b)(c)	41	38
Class M2, 1 month U.S. LIBOR + 0.410% 2.0368% 7/25/37 (a)(b)(c)	49	45
Class M3, 1 month U.S. LIBOR + 0.490% 2.1168% 7/25/37 (a)(b)(c)	43	49
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/37 (a)(b)(c)	44	42
Class M1, 1 month U.S. LIBOR + 0.310% 1.9368% 7/25/37 (a)(b)(c)	23	22
Class M2, 1 month U.S. LIBOR + 0.340% 1.9668% 7/25/37 (a)(b)(c)	25	23
Class M3, 1 month U.S. LIBOR + 0.370% 1.9968% 7/25/37 (a)(b)(c)	40	37
Class M4, 1 month U.S. LIBOR + 0.500% 2.1268% 7/25/37 (a)(b)(c)	63	59
Class M5, 1 month U.S. LIBOR + 0.600% 2.2268% 7/25/37 (a)(b)(c)	26	31
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 2.6585% 12/15/29 (a)(b)(c)	3,534	3,533
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (a)(b)(c)	2,819	2,822
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (a)(b)(c)	4,367	4,379
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	6,735	6,738
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (a)(b)(c)	1,374	1,374
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (a)(b)(c)	1,473	1,476
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.9585% 4/15/34 (a)(b)(c)	2,644	2,643
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 4/15/34 (a)(b)(c)	1,748	1,748
Class D, 1 month U.S. LIBOR + 1.900% 3.5585% 4/15/34 (a)(b)(c)	1,835	1,836
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.7385% 10/15/36 (a)(b)(c)	2,556	2,560
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 10/15/36 (a)(b)(c)	3,213	3,221
Class D, 1 month U.S. LIBOR + 1.450% 3.1085% 10/15/36 (a)(b)(c)	4,552	4,569
Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (a)(b)(c)	6,395	6,424
BX Trust floater Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 3.2585% 12/15/29(a)(b)(c)	3,577	3,594
BX Trust floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	4,314	4,311
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	6,573	6,570
Class B, 1 month U.S. LIBOR + 1.500% 3.1585% 6/15/34 (a)(b)(c)	1,294	1,292
Class C, 1 month U.S. LIBOR + 1.750% 3.4085% 6/15/34 (a)(b)(c)	1,462	1,460
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,719	2,923
Class B, 4.5349% 4/15/36 (a)	861	926
Class C, 4.782% 4/15/36 (a)(b)	561	601
Class D, 4.782% 4/15/36 (a)(b)	1,122	1,185
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 5.9407% 2/12/49 (b)(f)	32	2
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	485	526
Class DFX, 5.3503% 7/5/33 (a)	745	810
Class EFX, 5.5422% 7/5/33 (a)	1,020	1,100
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	8,325
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	2,072
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,142	1,186
Class C, 3.1771% 11/10/36 (a)	1,096	1,123
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	242	245
Class B, 4.181% 11/15/34 (a)	854	870
Class C, 5.205% 11/15/34 (a)	598	614
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (a)(b)(c)	3,934	3,943
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	2,048	2,408
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $94,152)		95,970

Municipal Securities - 0.5%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,596	2,747
5.1% 6/1/33	13,950	16,322
Series 2010-1, 6.63% 2/1/35	1,285	1,616
Series 2010-3:
6.725% 4/1/35	1,710	2,143
7.35% 7/1/35	875	1,131
Series 2010-5, 6.2% 7/1/21	374	387
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	9,402
TOTAL MUNICIPAL SECURITIES
(Cost $30,544)		33,748

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21	2,371	2,415
Discover Bank:
3.1% 6/4/20	2,572	2,577
3.2% 8/9/21	2,913	2,975
4.682% 8/9/28 (b)	1,865	1,982
KeyBank NA 6.95% 2/1/28	725	939
PNC Bank NA 2.45% 11/5/20	2,890	2,909
RBS Citizens NA 2.55% 5/13/21	780	790
Regions Bank 6.45% 6/26/37	2,685	3,790
Synchrony Bank 3.65% 5/24/21	3,042	3,117
TOTAL BANK NOTES
(Cost $19,668)		21,494
	Shares	Value (000s)

Fixed-Income Funds - 18.3%
Fidelity Mortgage Backed Securities Central Fund (g)	9,749,186	$1,084,499
Fidelity Specialized High Income Central Fund (g)	1,292,547	129,242
TOTAL FIXED-INCOME FUNDS
(Cost $1,185,891)		1,213,741
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (b)(h)	8,146	8,160
Barclays Bank PLC 7.625% 11/21/22	3,084	3,502
TOTAL PREFERRED SECURITIES
(Cost $11,332)		11,662
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.60% (i)
(Cost $45,096)	45,093,819	45,103
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $6,303,858)		6,651,866
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(17,746)
NET ASSETS - 100%		$6,634,120

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,778,000 or 8.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,345
Fidelity Mortgage Backed Securities Central Fund	15,823
Fidelity Specialized High Income Central Fund	3,658
Total	$20,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,957,574	$15,822	$899,159	$9,717	$545	$1,084,499	52.2%
Fidelity Specialized High Income Central Fund	236,738	5,290	110,000	(749)	(2,037)	129,242	32.0%
Total	$2,194,312	$21,112	$1,009,159	$8,968	$(1,492)	$1,213,741

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,044,334	$--	$2,044,334	$--
U.S. Government and Government Agency Obligations	3,006,689	--	3,006,689	--
Asset-Backed Securities	178,365	--	178,365	--
Collateralized Mortgage Obligations	760	--	760	--
Commercial Mortgage Securities	95,970	--	95,968	2
Municipal Securities	33,748	--	33,748	--
Bank Notes	21,494	--	21,494	--
Fixed-Income Funds	1,213,741	1,213,741	--	--
Preferred Securities	11,662	--	11,662	--
Money Market Funds	45,103	45,103	--	--
Total Investments in Securities:	$6,651,866	$1,258,844	$5,393,020	$2

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,072,871)	$5,393,022
Fidelity Central Funds (cost $1,230,987)	1,258,844
Total Investment in Securities (cost $6,303,858)		$6,651,866
Receivable for investments sold		58,681
Receivable for fund shares sold		59,960
Interest receivable		35,714
Distributions receivable from Fidelity Central Funds		125
Receivable from investment adviser for expense reductions		28
Other receivables		183
Total assets		6,806,557
Liabilities
Payable for investments purchased
Regular delivery	$138,246
Delayed delivery	6,488
Payable for fund shares redeemed	23,207
Distributions payable	1,885
Accrued management fee	1,594
Distribution and service plan fees payable	43
Other affiliated payables	787
Other payables and accrued expenses	187
Total liabilities		172,437
Net Assets		$6,634,120
Net Assets consist of:
Paid in capital		$6,175,534
Total accumulated earnings (loss)		458,586
Net Assets		$6,634,120
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,458 ÷ 12,861 shares)(a)		$8.43
Maximum offering price per share (100/96.00 of $8.43)		$8.78
Class M:
Net Asset Value and redemption price per share ($26,219 ÷ 3,107 shares)(a)		$8.44
Maximum offering price per share (100/96.00 of $8.44)		$8.79
Class C:
Net Asset Value and offering price per share ($22,417 ÷ 2,654 shares)(a)		$8.45
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($5,167,177 ÷ 612,228 shares)		$8.44
Class I:
Net Asset Value, offering price and redemption price per share ($712,055 ÷ 84,277 shares)		$8.45
Class Z:
Net Asset Value, offering price and redemption price per share ($597,794 ÷ 70,702 shares)		$8.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$307
Interest (including $10 from security lending)		72,094
Income from Fidelity Central Funds		19,193
Total income		91,594
Expenses
Management fee	$9,575
Transfer agent fees	3,234
Distribution and service plan fees	226
Fund wide operations fee	1,516
Independent trustees' fees and expenses	12
Commitment fees	9
Total expenses before reductions	14,572
Expense reductions	(65)
Total expenses after reductions		14,507
Net investment income (loss)		77,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,719
Redemptions in-kind with affiliated entities	181,810
Fidelity Central Funds	8,968
Capital gain distributions from Fidelity Central Funds	1,633
Total net realized gain (loss)		207,130
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(83,111)
Fidelity Central Funds	(1,490)
Total change in net unrealized appreciation (depreciation)		(84,601)
Net gain (loss)		122,529
Net increase (decrease) in net assets resulting from operations		$199,616

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,087	$249,179
Net realized gain (loss)	207,130	(123,347)
Change in net unrealized appreciation (depreciation)	(84,601)	629,060
Net increase (decrease) in net assets resulting from operations	199,616	754,892
Distributions to shareholders	(82,981)	(269,437)
Share transactions - net increase (decrease)	(2,756,673)	(4,130,639)
Total increase (decrease) in net assets	(2,640,038)	(3,645,184)
Net Assets
Beginning of period	9,274,158	12,919,342
End of period	$6,634,120	$9,274,158

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$7.71	$7.97	$8.03	$7.74	$7.93
Income from Investment Operations
Net investment income (loss)A	.087	.199	.178	.151	.197	.203
Net realized and unrealized gain (loss)	.188	.565	(.277)	(.071)	.278	(.204)
Total from investment operations	.275	.764	(.099)	.080	.475	(.001)
Distributions from net investment income	(.095)	(.224)	(.161)	(.140)	(.185)	(.189)
Total distributions	(.095)	(.224)	(.161)	(.140)	(.185)	(.189)
Net asset value, end of period	$8.43	$8.25	$7.71	$7.97	$8.03	$7.74
Total ReturnB,C,D	3.36%	10.11%	(1.25)%	1.03%	6.25%	(.04)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%G	.77%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.77%G	.77%	.77%	.77%	.77%	.77%
Net investment income (loss)	2.14%G	2.55%	2.29%	1.91%	2.54%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$108	$72	$88	$74	$79	$78
Portfolio turnover rateH	40%G,I	59%I	56%I	57%	48%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$7.72	$7.98	$8.04	$7.75	$7.94
Income from Investment Operations
Net investment income (loss)A	.088	.199	.178	.148	.194	.201
Net realized and unrealized gain (loss)	.187	.564	(.279)	(.070)	.279	(.205)
Total from investment operations	.275	.763	(.101)	.078	.473	(.004)
Distributions from net investment income	(.095)	(.223)	(.159)	(.138)	(.183)	(.186)
Total distributions	(.095)	(.223)	(.159)	(.138)	(.183)	(.186)
Net asset value, end of period	$8.44	$8.26	$7.72	$7.98	$8.04	$7.75
Total ReturnB,C,D	3.36%	10.09%	(1.26)%	1.01%	6.20%	(.07)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.77%	.79%	.80%	.81%	.80%
Expenses net of fee waivers, if any	.76%G	.77%	.79%	.80%	.81%	.80%
Expenses net of all reductions	.76%G	.77%	.79%	.80%	.81%	.80%
Net investment income (loss)	2.14%G	2.54%	2.28%	1.88%	2.50%	2.54%
Supplemental Data
Net assets, end of period (in millions)	$26	$22	$20	$22	$24	$21
Portfolio turnover rateH	40%G,I	59%I	56%I	57%	48%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$7.72	$7.99	$8.05	$7.75	$7.94
Income from Investment Operations
Net investment income (loss)A	.055	.140	.119	.090	.138	.143
Net realized and unrealized gain (loss)	.198	.564	(.288)	(.070)	.288	(.204)
Total from investment operations	.253	.704	(.169)	.020	.426	(.061)
Distributions from net investment income	(.063)	(.164)	(.101)	(.080)	(.126)	(.129)
Total distributions	(.063)	(.164)	(.101)	(.080)	(.126)	(.129)
Net asset value, end of period	$8.45	$8.26	$7.72	$7.99	$8.05	$7.75
Total ReturnB,C,D	3.08%	9.26%	(2.12)%	.27%	5.57%	(.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%G	1.54%	1.54%	1.54%	1.54%	1.52%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.54%	1.54%	1.54%	1.52%
Expenses net of all reductions	1.56%G	1.54%	1.54%	1.54%	1.54%	1.52%
Net investment income (loss)	1.34%G	1.78%	1.53%	1.14%	1.78%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$22	$16	$22	$24	$30	$28
Portfolio turnover rateH	40%G,I	59%I	56%I	57%	48%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$7.72	$7.98	$8.04	$7.75	$7.94
Income from Investment Operations
Net investment income (loss)A	.101	.225	.203	.176	.222	.228
Net realized and unrealized gain (loss)	.187	.564	(.277)	(.070)	.279	(.204)
Total from investment operations	.288	.789	(.074)	.106	.501	.024
Distributions from net investment income	(.108)	(.249)	(.186)	(.166)	(.211)	(.214)
Total distributions	(.108)	(.249)	(.186)	(.166)	(.211)	(.214)
Net asset value, end of period	$8.44	$8.26	$7.72	$7.98	$8.04	$7.75
Total ReturnB,C	3.52%	10.45%	(.93)%	1.36%	6.59%	.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.45%F	2.87%	2.61%	2.23%	2.86%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$5,167	$7,638	$11,730	$9,742	$7,974	$6,207
Portfolio turnover rateG	40%F,H	59%H	56%H	57%	48%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$7.73	$7.99	$8.05	$7.76	$7.95
Income from Investment Operations
Net investment income (loss)A	.101	.221	.199	.172	.218	.224
Net realized and unrealized gain (loss)	.186	.564	(.277)	(.070)	.279	(.204)
Total from investment operations	.287	.785	(.078)	.102	.497	.020
Distributions from net investment income	(.107)	(.245)	(.182)	(.162)	(.207)	(.210)
Total distributions	(.107)	(.245)	(.182)	(.162)	(.207)	(.210)
Net asset value, end of period	$8.45	$8.27	$7.73	$7.99	$8.05	$7.76
Total ReturnB,C	3.51%	10.38%	(.98)%	1.31%	6.53%	.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.48%F	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.48%F	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.43%F	2.82%	2.56%	2.19%	2.81%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$712	$1,452	$1,059	$857	$543	$490
Portfolio turnover rateG	40%F,H	59%H	56%H	57%	48%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class Z

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$7.68
Income from Investment Operations
Net investment income (loss)B	.106	.197
Net realized and unrealized gain (loss)	.196	.629
Total from investment operations	.302	.826
Distributions from net investment income	(.112)	(.236)
Total distributions	(.112)	(.236)
Net asset value, end of period	$8.46	$8.27
Total ReturnC,D	3.69%	10.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	2.55%G	2.83%G
Supplemental Data
Net assets, end of period (in millions)	$598	$74
Portfolio turnover rateH	40%G,I	59%I

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $183 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$353,694
Gross unrealized depreciation	(6,010)
Net unrealized appreciation (depreciation)	$347,684
Tax cost	$6,304,182

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(19,699)
Long-term	(68,450)
Total capital loss carryforward	$(88,149)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	676,807	220,833

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$103	$7
Class M	-%	.25%	29	–(a)
Class C	.75%	.25%	94	27
			$226	$ 34

 (a) Amount less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16
Class M	1
Class C(a)	8
$25

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$67.16
Class M	18.16
Class C	19.20
Investment Grade Bond	2,622.10
Class I	438.13
Class Z	70.05
	$3,234

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Affiliated Redemptions In-Kind. During the period, 524,304 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $4,300,007. The net realized gain of $181,810 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 802,914 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $6,118,208. The Fund had a net realized loss of $(116,179) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Investment Grade Bond Fund	$9

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$60

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$944	$1,941
Class M	265	551
Class C	144	401
Investment Grade Bond	68,622	228,512
Class I	9,037	37,793
Class Z	3,969	239
Total	$82,981	$269,437

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019(a)	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	5,161	3,790	$42,638	$29,898
Reinvestment of distributions	109	237	900	1,851
Shares redeemed	(1,138)	(6,758)	(9,368)	(52,030)
Net increase (decrease)	4,132	(2,731)	$34,170	$(20,281)
Class M
Shares sold	681	681	$5,635	$5,378
Reinvestment of distributions	31	68	258	533
Shares redeemed	(233)	(667)	(1,920)	(5,225)
Net increase (decrease)	479	82	$3,973	$686
Class C
Shares sold	1,085	1,170	$8,963	$9,249
Reinvestment of distributions	17	49	138	379
Shares redeemed	(428)	(2,034)	(3,530)	(16,078)
Net increase (decrease)	674	(815)	$5,571	$(6,450)
Investment Grade Bond
Shares sold	197,293	329,878	$1,623,301	$2,584,445
Reinvestment of distributions	7,220	26,752	59,613	209,071
Shares redeemed	(517,137)(b)	(951,302)(c)	(4,241,798)(b)	(7,274,147)(c)
Net increase (decrease)	(312,624)	(594,672)	$(2,558,884)	$(4,480,631)
Class I
Shares sold	39,910	48,865	$328,893	$384,757
Reinvestment of distributions	982	4,620	8,113	36,264
Shares redeemed	(132,277)(b)	(14,910)	(1,086,029)(b)	(117,601)
Net increase (decrease)	(91,385)	38,575	$(749,023)	$303,420
Class Z
Shares sold	65,728	9,039	$539,974	$73,791
Reinvestment of distributions	202	24	1,675	197
Shares redeemed	(4,122)	(169)	(34,130)	(1,371)
Net increase (decrease)	61,808	8,894	$507,519	$72,617

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (Covid-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.77%
Actual		$1,000.00	$1,033.60	$3.89
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class M	.76%
Actual		$1,000.00	$1,033.60	$3.84
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class C	1.56%
Actual		$1,000.00	$1,030.80	$7.88
Hypothetical-C		$1,000.00	$1,017.11	$7.82
Investment Grade Bond	.45%
Actual		$1,000.00	$1,035.20	$2.28
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.48%
Actual		$1,000.00	$1,035.10	$2.43
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class Z	.36%
Actual		$1,000.00	$1,036.90	$1.82
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Institutional Class, Class Z and the retail class ranked below the competitive median for 2018 and the total expense ratio of Class C ranked equal to the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2019.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGB-SANN-0420
1.538655.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020